             As filed with the Securities and Exchange Commission on
                               November 19, 1999

                              Registration No. 333-

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                          POST-EFFECTIVE AMENDMENT NO.
                        (Check appropriate box or boxes)


                                 AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 1-800-451-8382
                        (AREA CODE AND TELEPHONE NUMBER)


                             ALAN G. PRIEST, ESQUIRE
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         It is proposed that this filing will become effective on December 19, 1999 pursuant to Rule 488.

         Title of securities being registered: Units of beneficial interest

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under The Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                              CROSS-REFERENCE SHEET

FORM N-14 ITEM                      CAPTION IN COMBINED PROSPECTUS/PROXY STATEMENT
--------------                      ----------------------------------------------
  1                                 Cross-Reference Sheet; Front Cover

  2                                 Table of Contents

  3                                 Synopsis and Principal Risks

  4                                 Proposal (1) -- Approval of Agreement and
                                    Plan of Reorganization; Introduction;
                                    Proposal Regarding Approval or Disapproval of Agreement and Plan of Reorganization;
                                    Background and Reasons for the Proposed
                                    Reorganization; Information about the
                                    Reorganization

  5 Front Cover -- Incorporated by reference to specified documents; AmSouth Funds;
                                    Financial Statements; Information filed with the Securities and Exchange Commission;
                                    Management Discussion of Fund Performance

  6                                 Front Cover -- Incorporated by Reference to
                                    Specified Documents; ISG Funds; Financial
                                    Statements; Information filed with the
                                    Securities and Exchange Commission

  7                                 Introduction; Proposal Regarding Approval or
                                    Disapproval of Agreement and Plan of
                                    Reorganization; Information About the
                                    Reorganization; Voting Information

                                    Proposal (2) -- Approval of Investment
                                    Advisory Agreement; Introduction; Proposal
                                    Regarding Approval or Disapproval of
                                    Investment Advisory Agreement

                                    Proposal (3) -- Approval of Investment
                                    Sub-Advisory Agreements; Introduction;
                                    Proposal Regarding Approval or Disapproval of Investment Sub- Advisory Agreements

  8                                 Interest of Certain Persons in the
                                    Transaction

  9                                 Not Applicable
                                    CAPTION IN COMBINED PROSPECTUS/PROXY STATEMENT

  10, 11                            Cover Page

  12 Cover Page -- Incorporated by reference to specified documents

  13 Cover Page -- Incorporated by reference to specified documents

  14                                Pro Forma Financial Statements

Part C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                        IMPORTANT SHAREHOLDER INFORMATION

                                    ISG FUNDS

The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on important issues relating to your ISG Funds. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Directors.

We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us. By voting your proxy, and doing so promptly, you help us avoid having to make additional mailings.

Please take a few moments to exercise your right to vote. Thank you.

The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of the ISG Funds for the meeting of their shareholders. It also constitutes the Prospectus of AmSouth for 21 of its Funds which are to issue shares in connection with the proposed reorganization of the ISG Funds with AmSouth Funds described in the enclosed materials.

                                    ISG FUNDS
                               Columbus, OH 43219


                                                               December 22, 1999



To the Shareholders:

         Enclosed you will find several documents being furnished to you in connection with a special meeting of the shareholders of the ISG Funds to be held on February 11, 2000 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

         As you may know, First American Corporation recently merged with AmSouth Bancorporation on October 1, 1999. As a result, the new organization has since taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Currently, First American National Bank, a wholly-owned subsidiary of AmSouth Bancorporation, provides investment advisory services to ISG Funds. AmSouth Bank, a wholly-owned subsidiary of AmSouth Bancorporation, currently provides investment advisory services to AmSouth Funds ("AmSouth").

         As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization for your ISG Fund. The Plan of Reorganization provides that each ISG Fund transfer all of its assets to the corresponding AmSouth Fund, as listed in the chart below, in return for Trust or Class A or Class B shares (collectively, "Shares") of such AmSouth Fund and the assumption by such AmSouth Fund of all of the liabilities of such ISG Fund. After the transfer, Shares of the corresponding AmSouth Fund will be distributed to the ISG Fund's shareholders tax-free in liquidation of such ISG Fund. As a result of these transactions, your ISG Fund shares, in effect, would be exchanged at their net asset value and on a tax-free basis for Shares of such AmSouth Fund. All ISG Fund shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust Class) that corresponds to the class of ISG Fund shares ("ISG Shares") they hold. Each AmSouth Fund listed below as a "New AmSouth Fund" recently has been organized for the purpose of continuing the investment operations of the corresponding ISG Fund, and has no assets or prior history of investment operations.

    ISG FUNDS                                                NEW AMSOUTH FUNDS
    ---------                                                -----------------
 ISG International Equity Fund                             AmSouth International Equity Fund
 ISG Mid-Cap Fund                                          AmSouth Mid Cap Fund
 ISG Capital Growth Fund                                   AmSouth Capital Growth Fund
 ISG Large-Cap Equity Fund                                 AmSouth Large Cap Fund
 ISG Limited Term U.S. Government Fund                     AmSouth Limited Term U.S. Government Fund
 ISG Tennessee Tax-Exempt Fund                             AmSouth Tennessee Tax-Exempt Fund
 ISG Limited Term Tennessee Tax-Exempt Fund                AmSouth Limited Term Tennessee Tax-Exempt Fund
 ISG Treasury Money Market Fund                            AmSouth Treasury Reserve Money Market Fund
 ISG Aggressive Growth Portfolio                           AmSouth Strategic Portfolios: Aggressive Growth Portfolio

 ISG Growth Portfolio                                      AmSouth Strategic Portfolios: Growth Portfolio
 ISG Growth & Income Portfolio                             AmSouth Strategic Portfolios: Growth and Income Portfolio
 ISG Moderate Growth & Income Portfolio                    AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio
 ISG Current Income Portfolio                              AmSouth Strategic Portfolios: Current Income Portfolio

   ISG FUNDS                                                 PRE-EXISTING AMSOUTH FUNDS

 ISG Small-Cap Opportunity Fund                            AmSouth Small Cap Fund
 ISG Equity Income Fund                                    AmSouth Equity Income Fund
 ISG Income Fund                                           AmSouth Bond Fund
 ISG Government Income Fund                                AmSouth Government Income Fund
 ISG Limited Term Income Fund                              AmSouth Limited Term Bond Fund
 ISG Municipal Income Fund                                 AmSouth Municipal Bond Fund
 ISG Prime Money Market Fund                               AmSouth Prime Money Market Fund
 ISG Tax-Exempt Money Market Fund                          AmSouth Tax-Exempt Money Market Fund

         First American National Bank has advised the ISG Funds' Directors that it believes that the above-described transactions regarding the ISG Funds and the AmSouth Funds offer the shareholders of the ISG Funds an opportunity to pursue similar investment objectives more effectively with potentially lower expense ratios over time. The reorganization of each ISG Fund will be tax-free and will not involve any sales loads, commissions or transaction charges.

         We also are asking you to approve the current investment advisory agreement with First American National Bank and, if you are a shareholder of ISG International Equity Fund, ISG Small-Cap Opportunity Fund or ISG Mid-Cap Fund, the current sub-investment advisory agreement between First American National Bank and the respective sub-adviser to those ISG Funds. These agreements became effective as of the date First American Corporation merged with AmSouth Bancorporation--October 1, 1999--and will remain in effect, if approved by shareholders, until the relevant ISG Fund's reorganization.

YOUR FUND'S DIRECTORS BELIEVE THAT THE PROPOSED COMBINATIONS OF THE ISG FUNDS WITH THE AMSOUTH FUNDS AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS ARE IN THE BEST INTERESTS OF THE ISG FUNDS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSALS.

         The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement and proxy cards are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

         SINCE THE MEETING IS LESS THAN EIGHT WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.

         Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                                     Sincerely yours,


                                                     [              ]

                                    ISG FUNDS

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the Shareholders of :

                  ISG International Equity Fund
                  ISG Small-Cap Opportunity Fund
                  ISG Mid-Cap Fund
                  ISG Capital Growth Fund
                  ISG Large-Cap Equity Fund
                  ISG Equity Income Fund
                  ISG Income Fund
                  ISG Government Income Fund
                  ISG Limited Term Income Fund
                  ISG Limited Term U.S. Government Fund
                  ISG Tennessee Tax-Exempt Fund
                  ISG Limited Term Tennessee Tax-Exempt Fund
                  ISG Municipal Income Fund
                  ISG Prime Money Market Fund
                  ISG Treasury Money Market Fund
                  ISG Tax-Exempt Money Market Fund
                  ISG Aggressive Growth Portfolio
                  ISG Growth Portfolio
                  ISG Growth & Income Portfolio
                  ISG Moderate Growth & Income Portfolio
                  ISG Current Income Portfolio

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the above-referenced funds (collectively, the "ISG Funds"), separate series of The Infinity Mutual Funds, Inc. ("the Company"), will be held at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH on February 11, 2000 at TIME, Eastern time, for the following purposes:

               EACH ISG FUND WILL VOTE SEPARATELY ON PROPOSAL ONE

         1. To consider and act upon an Agreement and Plan of Reorganization ("Agreement") pursuant to which each ISG Fund will transfer all of its assets to a corresponding AmSouth Fund as listed below in exchange for Trust, Class A and Class B shares (collectively, "Shares") of such AmSouth Fund and the assumption by such AmSouth Fund of all of the liabilities of such ISG Fund, followed by the dissolution and liquidation of such ISG Fund, and the distribution of Shares of such AmSouth Fund to the shareholders of such ISG Fund:


 ISG International Equity Fund                             AmSouth International Equity Fund
 ISG Small-Cap Opportunity Fund                            AmSouth Small Cap Fund
 ISG Mid-Cap Fund                                          AmSouth Mid Cap Fund
 ISG Capital Growth Fund                                   AmSouth Capital Growth Fund
 ISG Large-Cap Equity Fund                                 AmSouth Large Cap Fund
 ISG Equity Income Fund                                    AmSouth Equity Income Fund

 ISG Income Fund                                           AmSouth Bond Fund
 ISG Government Income Fund                                AmSouth Government Income Fund
 ISG Limited Term Income Fund                              AmSouth Limited Term Bond Fund
 ISG Limited Term U.S. Government Fund                     AmSouth Limited Term U.S. Government Fund
 ISG Tennessee Tax-Exempt Fund                             AmSouth Tennessee Tax-Exempt Fund
 ISG Limited Term Tennessee Tax-Exempt Fund                AmSouth Limited Term Tennessee Tax-Exempt Fund
 ISG Municipal Income Fund                                 AmSouth Municipal Bond Fund
 ISG Prime Money Market Fund                               AmSouth Prime Money Market Fund
 ISG Treasury Money Market Fund                            AmSouth Treasury Reserve Money Market Fund
 ISG Tax-Exempt Money Market Fund                          AmSouth Tax-Exempt Money Market Fund
 ISG Aggressive Growth Portfolio                           AmSouth Strategic Portfolios: Aggressive Growth Portfolio
 ISG Growth Portfolio                                      AmSouth Strategic Portfolios: Growth Portfolio
 ISG Growth & Income Portfolio                             AmSouth Strategic Portfolios: Growth and Income Portfolio
 ISG Moderate Growth & Income Portfolio                    AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio
 ISG Current Income Portfolio                              AmSouth Strategic Portfolios: Current Income Portfolio

               EACH ISG FUND WILL VOTE SEPARATELY ON PROPOSAL TWO

         2. To consider and act upon a new Investment Advisory Agreement between the Company, with respect to the ISG Funds, and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Funds. The new Investment Advisory Agreement was approved by the Board of Directors, effective as of the date of the merger (the "Merger") of First American Corporation, the former parent of the ISG Funds' investment adviser, First American National Bank, with and into AmSouth Bancorporation.

               ISG INTERNATIONAL EQUITY FUND, ISG MID-CAP FUND AND
                       ISG SMALL-CAP OPPORTUNITY FUND ONLY
                   WILL EACH VOTE SEPARATELY ON PROPOSAL THREE

         3.       (a)      To consider and act upon a new Sub-Investment
                           Advisory Agreement between Lazard Asset Management, the present sub-adviser to the ISG International
                           Equity Fund, and First American National Bank, with respect to the ISG International Equity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG
                           International Equity Fund;

                  (b) To consider and act upon a new Sub-Investment Advisory Agreement between Bennett Lawrence Management, LLC, the present sub-adviser to the ISG Mid-Cap Fund, and First American National Bank, on behalf of the ISG Mid-Cap Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG Mid-Cap Fund; and

                  (c) To consider and act upon a new Sub-Investment Advisory Agreement between Womack Asset Management, Inc., the present sub-adviser to the ISG Small-Cap Opportunity Fund, and First American National Bank, on behalf of the ISG Small-Cap Opportunity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for the ISG Small-Cap Opportunity Fund.

         The new Sub-Investment Advisory Agreements were approved by the Board of Directors, effective as of the date of the Merger.

         4. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Agreement is appended as Appendix A thereto.

         Pursuant to instructions of the Company's Board of Directors, the close of business on December 2, 1999, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

          SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE COMPANY A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                            By Order of the Directors
                            [                ]
                            [                ]



Columbus, OH
December 22, 1999

PROSPECTUS/PROXY STATEMENT
December 22, 1999


AmSouth Funds                                           ISG Funds
Columbus, OH  43219                                     Columbus, OH  43219
Tel. No. 1-800-451-8382                                 Tel. No. 1-800-852-0045



                       COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the shareholders of the ISG Funds for use at a Special Meeting of Shareholders of the ISG Funds for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 2, 1999, are entitled to receive notice of and to vote at the Meeting. It is proposed that each ISG Fund transfer all of its assets and liabilities to the corresponding AmSouth Fund in exchange for Trust Class, Class A and Class B shares (collectively "Shares"), followed by the dissolution and liquidation of the respective ISG Fund and the distribution of Shares to the shareholders of the ISG Fund (the "Transaction"). As a result of the proposed Transaction, each ISG Shareholder will receive on a tax-free basis, a number of full and fractional Shares of the corresponding AmSouth Fund equal in value at the date of the exchange to the net asset value of the ISG Shares transferred by each Shareholder to the corresponding AmSouth Fund. All ISG shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust Class) that correspond to the class of ISG Shares that they hold.

         It is proposed that each ISG Fund transfer all of its assets, subject to liabilities, to a corresponding AmSouth Fund as indicated below. Each AmSouth Fund listed below as a "New AmSouth Fund" recently has been organized for the purpose of continuing the investment operations of the corresponding ISG Fund, and has no assets or prior history of investment operations.

  ISG FUNDS                                                  NEW AMSOUTH FUNDS
 ISG International Equity Fund                             AmSouth International Equity Fund
 ISG Mid-Cap Fund                                          AmSouth Mid Cap Fund
 ISG Capital Growth Fund                                   AmSouth Capital Growth Fund
 ISG Large-Cap Equity Fund                                 AmSouth Large Cap Fund
 ISG Limited Term U.S. Government Fund                     AmSouth Limited Term U.S. Government Fund
 ISG Tennessee Tax-Exempt Fund                             AmSouth Tennessee Tax-Exempt Fund
 ISG Limited Term Tennessee Tax-Exempt Fund                AmSouth Limited Term Tennessee Tax-Exempt Fund
 ISG Treasury Money Market Fund                            AmSouth Treasury Reserve Money Market Fund
 ISG Aggressive Growth Portfolio                           AmSouth Strategic Portfolios: Aggressive Growth Portfolio
 ISG Growth Portfolio                                      AmSouth Strategic Portfolios: Growth Portfolio
 ISG Growth & Income Portfolio                             AmSouth Strategic Portfolios: Growth and Income Portfolio
 ISG Moderate Growth & Income Portfolio                    AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio
 ISG Current Income Portfolio                              AmSouth Strategic Portfolios: Current Income Portfolio

ISG FUNDS                                                    PRE-EXISTING AMSOUTH FUNDS
 ISG Small-Cap Opportunity Fund                            AmSouth Small Cap Fund
 ISG Equity Income Fund                                    AmSouth Equity Income Fund
 ISG Income Fund                                           AmSouth Bond Fund
 ISG Government Income Fund                                AmSouth Government Income Fund
 ISG Limited Term Income Fund                              AmSouth Limited Term Bond Fund
 ISG Municipal Income Fund                                 AmSouth Municipal Bond Fund
 ISG Prime Money Market Fund                               AmSouth Prime Money Market Fund
 ISG Tax-Exempt Money Market Fund                          AmSouth Tax-Exempt Money Market Fund

         The Meeting also is being called to permit Shareholders of each ISG Fund to consider and act upon a new Investment Advisory Agreement (the "New Advisory Agreement") with First American National Bank. In addition, shareholders of the ISG International Equity are asked to consider and act upon a new Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management; shareholders of the ISG Mid-Cap are asked to consider and act upon a new Sub-Investment Advisory Agreement between First American National Bank and Bennett Lawrence Management, LLC; and shareholders of the ISG Small-Cap Opportunity are asked to consider and act upon a new Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc. The new Sub-Investment Advisory Agreements are collectively referred to as the "New Sub-Advisory Agreements," and each may individually be referred to as a "New Sub-Advisory Agreement." Consideration of the New Advisory Agreement and the New Sub-Advisory Agreements has been made necessary by the merger (the "Merger") of First American Corporation, the parent of First American National Bank prior to the Merger, with and into AmSouth Bancorporation. The New Advisory Agreement and the New Sub-Advisory Agreements took effect on the date that the Merger was consummated -- October 1, 1999 -- and will continue, if approved by Shareholders, until the relevant ISG Fund's reorganization, referred to above.

         If a proposal is approved by one or more ISG Funds, and disapproved by the other ISG Funds, the Proposal will be implemented only for each ISG Fund that approved the Proposal.

         The AmSouth Funds are separate series of AmSouth Funds ("AmSouth"), an open-end management investment company. The ISG Funds are separate series of The Infinity Mutual Funds, Inc. ("the Company"), an open-end management investment company.

         This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the AmSouth Funds. Please read it and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectuses relating to the AmSouth Funds, dated December 1, 1999 and December 14, 1999 (the "AmSouth Prospectuses"), which contain information about the AmSouth Funds, as well as the current prospectuses relating to the ISG Funds dated May 1, 1999 (the "ISG Prospectuses"), which contain information about the ISG Funds, all of which are incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statements of Additional Information of the AmSouth Funds, dated December 1, 1999 and December 14, 1999, and of the ISG Funds, dated May 1, 1999, have been filed with the Securities and Exchange Commission and are incorporated into this Combined Prospectus/Proxy Statement by reference. The Statements of Additional Information may be obtained, without charge, by writing to the relevant Fund, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-451-8382 for the AmSouth Funds or 1-800-852-0045 for the ISG Funds. In addition, a Statement of Additional Information dated [_________, 1999] relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated into this Combined Prospectus/Proxy Statement by reference.

Such Statement of Additional Information may be obtained, without charge, by writing AmSouth Funds at the above-listed address or by calling 1-800-451-8382.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT OR DETERMINED WHETHER THIS COMBINED PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     AN INVESTMENT IN SHARES OF AN AMSOUTH FUND IS NOT A BANK DEPOSIT. IT IS NOT GUARANTEED, ENDORSED OR INSURED BY ANY BANK, FINANCIAL INSTITUTION OR GOVERNMENT ENTITY SUCH AS THE FDIC. YOU COULD LOSE MONEY, BUT YOU ALSO HAVE THE POTENTIAL TO MAKE MONEY.

                                [BACK COVER PAGE]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ISG FUNDS OR BY AMSOUTH. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY AMSOUTH IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
PROPOSAL (1) APPROVAL OF AGREEMENT AND
PLAN OF REORGANIZATION  ............................................................

FEE TABLES .........................................................................

SYNOPSIS ...........................................................................

PRINCIPAL RISKS ....................................................................

INTRODUCTION .......................................................................

PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
AGREEMENT AND PLAN OF REORGANIZATION  ..............................................

BACKGROUND AND REASONS FOR THE PROPOSED
REORGANIZATION .....................................................................

INFORMATION ABOUT THE REORGANIZATION  ..............................................

APPROVAL OR DISAPPROVAL OF CERTAIN ADVISORY AGREEMENTS  ............................

AMSOUTH FUNDS ......................................................................

ISG FUNDS ..........................................................................

FINANCIAL STATEMENTS ...............................................................

VOTING INFORMATION .................................................................

INFORMATION FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION ................................................................

FORM OF AGREEMENT AND PLAN OF REORGANIZATION  ......................................
APPENDIX A  ........................................................................

FEE TABLES -- APPENDIX B ...........................................................

AMSOUTH ANNUAL REPORT -- APPENDIX C ................................................

NEW ADVISORY AGREEMENT -- APPENDIX D ...............................................

NEW SUB-ADVISORY AGREEMENT
(ISG MID-CAP FUND) -- APPENDIX E ...................................................

NEW SUB-ADVISORY AGREEMENT
(ISG INTERNATIONAL EQUITY FUND)-- APPENDIX F .......................................

NEW SUB-ADVISORY AGREEMENT
(ISG SMALL-CAP OPPORTUNITY FUND)-- APPENDIX G ......................................

EXECUTIVE OFFICERS AND DIRECTORS
OF AMSOUTH BANK-- APPENDIX H .......................................................

                      PROPOSAL (1) -- APPROVAL OF AGREEMENT
                           AND PLAN OF REORGANIZATION


          At a meeting held on November 18, 1999, all of the Directors of the Company unanimously approved the Agreement providing for the transfer of all of the assets of each ISG Fund to its corresponding AmSouth Fund in exchange for Shares of beneficial interest of such AmSouth Fund and the assumption by such AmSouth Fund of all of the liabilities of such ISG Fund.

         Following the transfer, each ISG Fund will be dissolved and the Shares received by the ISG Fund will be distributed to its shareholders in liquidation of the ISG Fund. As a result of the proposed Transaction, shareholders of each ISG Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value at the date of the exchange to the net asset value of the ISG Shares transferred by such Shareholder to the corresponding AmSouth Fund attributable to the shareholder. All ISG Fund shareholders will receive shares of the AmSouth Fund Class (Class A, Class B or Trust Class) that corresponds to the class of ISG Shares that they hold.

         For the reasons set forth below under "Background and Reasons for the Proposed Reorganization," the Board of Directors of the Company and the Board of Trustees of AmSouth, including those Board members who are not "interested persons" of either the ISG Funds or the AmSouth Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Board Members"), unanimously concluded that participation in the proposed Transaction is in the best interests of the respective Funds and their existing shareholders and that the economic interests of their respective existing shareholders will not be diluted as a result of effecting the proposed Transaction.

         In reaching this conclusion, each Board considered, among other things, the qualifications and experience of AmSouth Bank (the "Advisor"); the projected expense ratios of each AmSouth Fund compared to the corresponding ISG Fund, and the potential economies of scale which could be realized over time by former ISG Fund shareholders as each AmSouth Fund increases in size; the services to be provided to AmSouth shareholders, including the availability of Funds with objectives, policies and services similar to those of the ISG Funds; the recommendation of the Advisor in favor of the Transaction; and the fact that the Transaction will be free from Federal income taxes to the ISG Funds and the AmSouth Funds and their shareholders.

                                   FEE TABLES

         Fee tables showing the current fees for the ISG Funds and AmSouth Funds, as well as the pro forma fees after the reorganization, can be found in Appendix B at the end of this Combined Prospectus/Proxy Statement. AmSouth Bank, the investment adviser to the AmSouth Funds, has agreed that until October 1, 2001, it will maintain for each AmSouth Fund total fund operating expenses that are less than or equal to those of its corresponding ISG Fund as of the date of the Merger (October 1, 1999). Thereafter, total fund operating expenses for the AmSouth Funds may be higher since, in many cases, the rate of investment advisory fee payable will be higher than the rate currently payable by the corresponding ISG Funds.

                            SYNOPSIS OF PROSPECTUSES

         Investment Objectives and Policies. Below is a brief comparison of the investment objectives and policies of each ISG Fund and the corresponding AmSouth Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the AmSouth Prospectuses and the ISG Prospectuses accompanying this Combined Prospectus/Proxy Statement. For a full and detailed description of permitted investments, see the applicable AmSouth and ISG Prospectuses.

         The securities currently held by each ISG Fund are substantially similar to those securities which the corresponding AmSouth Fund may hold. Consequently, the proposed reorganizations of the ISG Funds should not result in higher than normal portfolio turnover due to the corresponding AmSouth Fund's disposal of investment securities.

EQUITY FUNDS (OR CAPITAL APPRECIATION FUNDS) -- These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities. AmSouth International Equity Fund, AmSouth Mid Cap Fund, AmSouth Capital Growth Fund and AmSouth Large Cap Equity Fund recently were organized for the purpose of continuing the investment operations of the corresponding ISG Fund, and such AmSouth Funds have no assets or prior history of investment operations.

ISG INTERNATIONAL EQUITY FUND AND AMSOUTH INTERNATIONAL EQUITY FUND

Fund Investment Objective/Goals As their investment objectives, both ISG International Equity and AmSouth International Equity Funds seek to provide investors with capital appreciation.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth International Equity Fund are identical to those of ISG International Equity Fund. Like ISG International Equity Fund, AmSouth International Equity Fund will invest primarily in equity securities of large non-U.S. companies (i.e., incorporated or organized outside the United States). Lazard Asset Management, the Sub-Adviser of each Fund, looks for established companies in economically developed countries that it believes are undervalued based on their return on total capital or equity. The Sub-Adviser attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability.

         As it currently does for ISG International Equity Fund, the Sub-Adviser will focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach). The percentage of the Funds' assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Adviser and Sub-Adviser. Ordinarily, the Fund will invest in at least three different foreign countries. Although the Fund will invest primarily in the stocks of companies located in developed foreign countries, it may invest up to 25% of its total assets in typically large companies located, or doing significant business in emerging markets. In addition, the Fund may have substantial investments in American and Global Depositary Receipts.

          ISG International Equity and AmSouth International Equity are non-diversified Funds.

ISG SMALL-CAP OPPORTUNITY FUND AND AMSOUTH SMALL CAP FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Small-Cap Opportunity and AmSouth Small Cap seek to provide investors with capital appreciation.

Principal Investment Strategies of the Funds ISG Small-Cap Opportunity invests primarily in equity securities of U.S. companies with market capitalizations of less than $1.5 billion. Womack Asset Management, the ISG Fund's Sub-Adviser, seeks investment opportunities in smaller, well-managed U.S. companies whose shares are undervalued relative to the companies' growth potential. The Sub-Adviser employs a growth-oriented approach which involves fundamental analysis of the company's published financial statements with technical analysis (which relies on price and volume movements of the company's stock) to discern potential and risk. The Sub-Adviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach). The Sub-Adviser considers, among other factors: projected earnings growth, relative price strength and business fundamentals.

         Similarly, AmSouth Small Cap Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index (currently between $50 million and $2 billion). Womack Asset Management however, is not be the Sub-Adviser for AmSouth Small Cap Fund. Sawgrass Asset Management, Inc., the AmSouth Fund's Sub-Adviser, seeks smaller companies with above-average growth potential. The Sub-Adviser considers factors including positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market, earnings growth consistently above market and fundamental value.

         ISG Small-Cap Opportunity and AmSouth Small Cap are diversified Funds.

ISG MID-CAP FUND AND AMSOUTH MID CAP FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Mid-Cap and AmSouth Mid Cap Funds seek to provide investors with capital appreciation.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Mid Cap Fund are substantially similar to those of ISG Mid-Cap Fund. ISG Mid-Cap invests primarily in equity securities of companies publicly traded on U.S. exchanges that have market capitalizations of $500 million to $5 billion. Similarly, AmSouth Mid Cap will invest primarily in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Mid-Cap Growth Index or have market capitalizations within the range of such included companies (from $________ to $_________ as of ____________, 1999). Bennett Lawrence Management,
the Sub-Adviser of each Fund, seeks to identify industries that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Sub-Adviser then typically gathers information on the companies that are benefiting from these trends or themes. Generally, the Fund will not invest in a company unless the Sub-Adviser has met with the company's top management. The Sub-Adviser also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and monitor each Fund's holdings. The Sub-Adviser's experience has been that when mid-sized companies are backed by major demand trends, they can create attractive gains for investors.

         ISG Mid-Cap and AmSouth Mid Cap are diversified Funds.

ISG CAPITAL GROWTH FUND AND AMSOUTH CAPITAL GROWTH FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Capital Growth and AmSouth Capital Growth Funds seek to provide investors with capital growth.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Capital Growth Fund are identical to those of ISG Capital Growth Fund. Like ISG Capital Growth Fund, AmSouth Capital Growth Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million that the Adviser believes offer opportunities for capital appreciation and growth of earnings. The Adviser first will identify industries that it believes will expand over the next few years or longer. The Adviser then will use fundamental analyses of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The Adviser also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company will have greater than average earnings growth and capital appreciation.

         ISG Capital Growth and AmSouth Capital Growth are non-diversified
Funds.

ISG LARGE-CAP EQUITY FUND AND AMSOUTH LARGE CAP FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Large-Cap Equity and AmSouth Large Cap Funds seek to provide investors with long-term capital appreciation and, as a secondary objective, current income.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Large-Cap Equity Fund are identical to those of ISG Large-Cap Equity Fund. Like ISG Large-Cap Equity Fund, AmSouth Large Cap Fund will invest primarily in equity securities of large U.S. companies with market capitalizations over $1 billion that the Adviser believes have the potential to provide capital appreciation and growth of income. The Adviser's strategy, as it currently is for ISG Large-Cap Equity Fund, will be to select well-managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The Adviser will seek to diversify the Fund's portfolio within the various industries typically comprising, what the Adviser believes to be, the classic growth segments of the U.S. economy: Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, and Capital Goods.

         ISG Large-Cap Equity and AmSouth Large Cap are diversified Funds.

ISG EQUITY INCOME FUND AND AMSOUTH EQUITY INCOME FUND

Fund Investment Objective/Goals As its investment objective, ISG Equity Income seeks to provide investors with current income and capital appreciation. Similarly, AmSouth Equity Income seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

Principal Investment Strategies of the Funds ISG Equity Income invests primarily in dividend-paying equity securities of U.S. companies that the Adviser expects to provide reasonable income and to have capital appreciation potential. The Fund's Adviser's strategy is to identify financially stable, mature companies that pay above-average dividends. The Adviser will select those companies that it believes have the capacity to increase dividend payments in the future. The Adviser takes into account factors, such as price-earnings ratios, cash flow and the relationship of a company's asset value to the market price of its securities. The Fund may invest in the securities of companies of any size depending on the relative attractiveness of the company and the industry in which it operates.

         Similarly, the manager of AmSouth Equity Income seeks equity securities which he believes represent investment value. In choosing individual securities, the manager emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The manager also will consider higher valued companies that show the potential for growth. Factors affecting selection include industry and company fundamentals, historical price relationships, and/or underlying asset value. The Fund also utilizes convertible securities because these securities typically offer higher yields and good potential for capital appreciation as well as some downside protection.

         ISG Equity Income is a non-diversified Fund while AmSouth Equity Income is a diversified Fund.

FIXED INCOME FUNDS -- These Funds seek current income and invest primarily in fixed income securities, such as U.S. Government securities, or corporate, bank and commercial obligations. AmSouth Limited Term U.S. Government Fund recently was organized for the purpose of continuing the investment operations of ISG Limited Term U.S. Government Fund, and has no assets or prior history of investment operations.

ISG INCOME FUND AND AMSOUTH BOND FUND

Fund Investment Objective/Goals As its investment objective, ISG Income seeks to provide investors with current income without assuming undue risk. Similarly, AmSouth Bond seeks current income consistent with the preservation of capital.

Principal Investment Strategies of the Funds ISG Income invests primarily in a broad range of investment grade, U.S. dollar denominated fixed income securities of U.S. issuers. These securities include corporate and government bonds, debentures and notes, convertible debt obligations, money market instruments, municipal obligations, mortgage-related securities and asset-backed securities. Investment grade securities are those rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"), or are determined by the Fund's Adviser to be of comparable quality. In choosing fixed income securities for the Fund, the Fund's Adviser follows a controlled duration strategy which limits the Fund's portfolio duration to 50% to 150% of the duration of its benchmark--the Merrill Lynch Corporate/Government Master Index. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Typically, the Fund will have an effective duration of between four and seven years. When assessing a potential investment, the Adviser looks at a variety of factors, including the company's credit history and financial strength, the long-term economic trends of the industry or sector it belongs to, the company's management and whether there is sufficient equity value in the company.

         Similarly, AmSouth Bond invests in bonds and other fixed-income securities, including primarily U.S. corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund also invests in zero-coupon obligations which are securities that do not provide current income but represent ownership of future interest and principal payments on U.S. Treasury bonds. The Fund may purchase fixed-income securities of any maturity and although there is no limit on the Fund's average maturity, it is normally expected to be between five and ten years. The Fund's manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

         ISG Income is a non-diversified Fund while AmSouth Bond is a diversified Fund.

ISG GOVERNMENT INCOME FUND AND AMSOUTH GOVERNMENT INCOME FUND

Fund Investment Objective/Goals As its investment objective, ISG Government Income seeks to provide investors with current income. Similarly, AmSouth Government Income seeks current income consistent with the preservation of capital.

Principal Investment Strategies of the Funds Both ISG Government Income and AmSouth Government Income invest primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. ISG Government Income may enter into repurchase agreements, and for additional yield, invest in high quality (AA/Aa) corporate bonds, mortgage-related securities, asset-backed securities and bank obligations. ISG Government Income Fund also may purchase securities of any maturity (the average maturity of the Fund's investments is less than 10 years).

         Investments of AmSouth Government Income are principally mortgage-related securities, but may also include U.S. Treasury obligations. The AmSouth Government Income Fund's manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manger believes are the best relative values.

         ISG Government Income and AmSouth Government Income are diversified Funds.

ISG LIMITED TERM INCOME FUND AND AMSOUTH LIMITED TERM BOND FUND

Fund Investment Objective/Goals As its investment objective, ISG Limited Term Income seeks to provide investors with current income without assuming undue risk. Similarly, AmSouth Limited Term Bond seeks current income consistent with the preservation of capital.

Principal Investment Strategies of the Funds Each Fund invests primarily in a broad range of U.S. dollar denominated fixed income securities of U.S. issuers. These securities include corporate and government bonds, debentures and notes, convertible debt obligations, money market instruments, municipal obligations, mortgage-related securities and asset-backed securities. For ISG Limited Term Income Fund, these securities must be considered investment grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). In choosing fixed income securities for ISG Limited Term Income, the Adviser attempts to reduce interest rate risk by maintaining a portfolio duration between one and four years and a dollar-weighted average portfolio life between one and five years, depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. When assessing a potential investment, the Adviser looks at a variety of factors, including the company's credit history and financial strength, the long-term economic trends of the industry or sector it belongs to, the company's management and whether there is sufficient equity value in the company.

         Similarly, AmSouth Limited Term Bond invests primarily in short-term fixed income securities with maturities of five years or less, principally corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time or purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The AmSouth Fund's manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

         ISG Limited Term Income is a non-diversified Fund while AmSouth Limited Term Bond is a diversified Fund.

ISG LIMITED TERM U.S. GOVERNMENT FUND AND AMSOUTH LIMITED TERM U.S. GOVERNMENT FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Limited Term U.S. Government and AmSouth Limited Term U.S. Government Funds seek to provide investors with high current income without assuming undue risk.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Limited Term U.S. Government Fund are identical to those of ISG Limited Term U.S. Government Fund. Like ISG Limited Term U.S. Government Fund, AmSouth Limited Term U.S. Government Fund will invest in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and enter into repurchase agreements in respect of such securities. The Fund's Adviser will follow a controlled duration strategy which limits how much the Fund's portfolio durations will differ from its benchmark--the Merrill Lynch 1-5 Year Government Bond Index. Typically, the Fund will have a portfolio duration between one and four years and a dollar weighted average portfolio life between one and five years, depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. The market price of a bond with a duration of six years should increase or decline twice as much as the market price of a bond with a three-year duration.

         ISG Limited Term U.S. Government is a non-diversified Fund while AmSouth Limited Term U.S. Government is a diversified Fund.

TAX-EXEMPT FIXED INCOME FUNDS -- These Funds seek tax-exempt income and invest primarily in municipal obligations which are exempt from Federal and, in the case of the Tennessee Funds, Tennessee income taxes. AmSouth Tennessee Tax-Exempt Fund and AmSouth Limited Term Tennessee Tax-Exempt Fund recently were organized for the purpose of continuing investment operations of ISG Tennessee Tax-Exempt Fund and ISG Limited Term Tennessee Tax-Exempt Fund, respectively, and such AmSouth Funds have no assets or prior history of investment operations.

ISG TENNESSEE TAX-EXEMPT FUND AND AMSOUTH TENNESSEE TAX-EXEMPT FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Tennessee Tax-Exempt and AmSouth Tennessee Tax-Exempt Funds seek to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Tennessee Tax-Exempt Fund are identical to those of ISG Tennessee Tax-Exempt Fund. Like ISG Tennessee Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund will invest substantially all of its assets in municipal obligations of the State of Tennessee, its political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal income taxes. The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund will invest only in investment grade municipal obligations or the unrated equivalent as determined by the Adviser. The Advisers will evaluate municipal obligations based on credit quality, financial outlook and yield potential. Although the Fund will concentrate its assets in Tennessee municipal obligations, as is the case with ISG Tennessee Tax-Exempt Fund, the Adviser will strive to diversify the portfolios across sectors and issuers within Tennessee. The Fund may purchase securities of any maturity. Generally, the average maturity of the Fund's investments will continue to be primarily between six and ten years.

         ISG Tennessee Tax-Exempt and AmSouth Tennessee Tax-Exempt are non-diversified Funds.

ISG LIMITED TERM TENNESSEE TAX-EXEMPT FUND AND AMSOUTH LIMITED TERM TENNESSEE TAX-EXEMPT FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Limited Term Tennessee Tax-Exempt and AmSouth Limited Term Tennessee Tax-Exempt Funds seek to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Limited Term Tennessee Tax-Exempt Fund are identical to those of ISG Limited Term Tennessee Tax-

Exempt Fund. Like ISG Limited Term Tennessee Tax-Exempt Fund, AmSouth Limited Term Tennessee Tax-Exempt Fund will invest substantially all of its assets in municipal obligations of the State of Tennessee, its political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal income taxes. The Fund's Adviser will attempt to reduce interest rate risk by maintaining a portfolio duration of under five years and an effective average portfolio maturity between three and five years, depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. The average dollar-weighted credit rating of the municipal obligations held by the Funds will be at least A-. To further limit credit risk, the Fund will invest only in investment grade municipal obligations or the unrated equivalent as determined by the Adviser. The Adviser will evaluate municipal obligations based on credit quality, financial outlook and yield potential. Although the Fund will concentrate its assets in Tennessee municipal obligations, as is the case with ISG Limited Term Tennessee Tax-Exempt Fund, the Adviser will strive to diversify the portfolio across sectors and issuers within Tennessee.

         ISG Limited Term Tennessee Tax-Exempt and AmSouth Limited Term Tennessee Tax-Exempt are non-diversified Funds.

ISG MUNICIPAL INCOME FUND AND AMSOUTH MUNICIPAL BOND FUND

Fund Investment Objective/Goals As its investment objective, ISG Municipal Income seeks to provide investors with current income exempt from Federal income tax. Similarly, AmSouth Municipal Bond seeks to produce as high a level of current Federal tax-exempt income as is consistent with the preservation of capital.

Principal Investment Strategies of the Funds ISG Municipal Income normally invests substantially all of its assets in investment grade municipal obligations, or the unrated equivalent as determined by the Adviser, that provide income exempt from Federal income tax. The Adviser evaluates municipal obligations based on credit quality, financial outlook and yield potential, and seeks to diversify the Fund's investments across several different states, sectors and issuers.

         Similarly, AmSouth Municipal Bond invests primarily in municipal securities that provide income that is exempt from Federal income tax and not subject to the Federal alternative minimum tax for individuals. However, unlike ISG Municipal Income, AmSouth Municipal Bond currently has a high concentrated
(approximately   %) of its investments in municipal securities issued by the
State of Alabama and its political subdivisions. The Fund invests in debt securities only if they are high-grade (rated at the time or purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjust, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The manager then selects individual securities whose maturities fit this target, have a certain level of credit quality, and which the manager believes are the best relative values. Both ISG Municipal Income and AmSouth Municipal Bond may purchase securities of any maturity. The average maturity of the ISG Municipal Income is primarily between one and five and six and ten years
while that of AmSouth Municipal Bond is    years.

         ISG Municipal Income and AmSouth Municipal Bond are diversified Funds.

MONEY MARKET FUNDS -- These Funds seek current income and liquidity and invest primarily in short-term securities. Each Fund seeks to maintain a stable price of $1.00 per share. AmSouth Treasury Reserve Money Market Fund recently was organized for the purpose of continuing the investment operations of ISG Treasury Money Market Fund, and has no assets or prior history of investment operations.

ISG PRIME MONEY MARKET FUND AND AMSOUTH PRIME MONEY MARKET FUND

Fund Investment Objective/Goals As its investment objective, ISG Prime Money Market seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Similarly, as a money market fund, AmSouth Prime Money Market seeks current income with liquidity and stability of principal.

Principal Investment Strategies of the Funds Both ISG Prime Money Market and AmSouth Prime Money Market invest only in U.S. dollar-denominated, "high-quality" short-term debt securities, including the following:
         -obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
         -certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;
         -domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest;
         -obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities;
         -asset-backed securities; and
         -repurchase agreements collateralized by the types of securities listed above.

         ISG Prime Money Market buys and sells securities based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser evaluates Fund investments based on credit analysis and the interest rate outlook. The Fund normally will invest at least 25% of its total assets in domestic or foreign bank obligations.

         The manager of AmSouth Prime Money Market first considers safety of principal and the quality of an investment. The manager then focuses on generating a high level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. The Fund does not have a policy of investing over 25% of its assets in the banking industry, or in any other industry. ISG Prime Money Market and AmSouth Prime Money Market are diversified Funds.

ISG TREASURY MONEY MARKET FUND AND AMSOUTH TREASURY RESERVE MONEY MARKET FUND

Fund Investment Objective/Goals As their investment objectives, both ISG Treasury Money Market and AmSouth Treasury Reserve Money Market Funds seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Treasury Reserve Money Market Fund are identical to those of ISG Treasury Money Market Fund. Like ISG Treasury Money Market Fund, AmSouth Treasury Reserve Money Market Fund will invest primarily in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund also may invest up to 35% of its assets in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof. Similarly, AmSouth Treasury Reserve Money Market Fund will invest based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Fund's Adviser generally will evaluate investments based on interest rate sensitivity.

         Both ISG Treasury Money Market and AmSouth Treasury Reserve Money Market are diversified Funds.

ISG TAX-EXEMPT MONEY MARKET FUND AND AMSOUTH TAX-EXEMPT MONEY MARKET FUND

Fund Investment Objective/Goals As its investment objective, ISG Tax-Exempt Money Market seeks as high a level of current interest income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Similarly, as a money market fund, AmSouth Tax-Exempt Money Market seeks as high a level of current interest income exempt from Federal income taxes as is consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategies of the Funds ISG Tax-Exempt Money Market normally invests substantially all of its assets in short-term municipal obligations that provide income exempt from Federal income tax. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other entities.

         Similarly, AmSouth Tax-Exempt Money Market invests primarily in short-term municipal securities that provide income that is exempt from federal income tax and not subject to the federal alternative minimum tax for individuals. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds which invest primarily in obligations exempt from Federal income tax. The Fund's manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

         ISG Tax-Exempt Money Market and AmSouth Tax-Exempt Money Market are diversified Funds.

STRATEGIC PORTFOLIOS -- These Funds are "fund of funds" which will invest substantially all of their assets in Institutional Class shares of the ISG Funds or, after the reorganizations, Trust shares of the AmSouth Funds ("Underlying Funds") as described below. The Underlying Funds are described above and in the relevant Fund Prospectus. AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("Aggressive Growth Portfolio"), AmSouth Strategic Portfolios: Growth Portfolio ("Growth Portfolio"), AmSouth Strategic Portfolios: Growth and Income Portfolio ("Growth and Income Portfolio"), AmSouth Strategic Portfolios:
Moderate Growth and Income Portfolio ("Moderate Growth and Income Portfolio") and AmSouth Strategic Portfolios: Current Income Portfolio ("Current Income Portfolio") recently were organized for the purpose of continuing the investment operations of the corresponding ISG Fund, and such AmSouth Funds have no assets or prior history of investment operations.

ISG AGGRESSIVE GROWTH PORTFOLIO AND AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

Fund Investment Objective/Goals As their investment objectives, both ISG Aggressive Growth and AmSouth Aggressive Growth Portfolios seek to provide investors with capital growth.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Aggressive Growth Portfolio are identical to those of ISG Aggressive Growth Portfolio. Like ISG Aggressive Growth Portfolio, AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("AmSouth Aggressive Growth Portfolio") will allocate its assets among the Underlying Funds within predetermined strategy ranges, as set forth below. The Fund's Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Fund will invest up to 100% of their total assets in five Underlying Funds which invest primarily in equity securities and up to 30% of their total assets in one Underlying Fund which invests in money market instruments. ISG Aggressive Growth Portfolio currently invests, and AmSouth Aggressive Growth Portfolio, after the reorganization, will invest, in the following Underlying Funds within the strategy ranges (expressed as a percentage of each Fund's total assets) indicated below:

ISG Aggressive Growth

         Underlying Fund                             Strategy Ranges
         ISG Large-Cap Equity Fund                   0-70%

         ISG Capital Growth Fund                     0-45%
         ISG Mid-Cap Fund                            0-30%
         ISG Small-Cap Opportunity Fund              0-30%
         ISG International Equity Fund               0-20%
         ISG Prime Money Market Fund                 0-30%

AmSouth Aggressive Growth
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         AmSouth Large Cap Fund                      0-70%
         AmSouth Capital Growth Fund                 0-45%
         AmSouth Mid Cap Fund                        0-30%
         AmSouth Small Cap Fund                      0-30%
         AmSouth International Equity Fund           0-20%
         AmSouth Prime Money Market Fund             0-30%

ISG Aggressive Growth is a non-diversified Fund while AmSouth Aggressive Growth is a diversified Fund.

ISG GROWTH PORTFOLIO AND AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

Fund Investment Objective/Goals As their investment objectives, both ISG Growth and AmSouth Strategic Portfolios: Growth Portfolios ("AmSouth Growth Portfolio") seek to provide investors with long-term capital growth.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Growth Portfolio are identical to those of ISG Growth Portfolio. Like ISG Growth Portfolio, AmSouth Growth Portfolio will allocate its assets among the Underlying Funds within predetermined strategy ranges, as set forth below. The Fund's Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Fund will invest up to 100% of its total assets in six Underlying Funds which invest primarily in equity securities, up to 25% of their total assets in one Underlying Fund which invests primarily in fixed income securities and up to 20% of their total assets in one Underlying Fund which invests in money market instruments. ISG Growth Portfolio currently invest, and AmSouth Growth Portfolio, after the reorganization, will invest, its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of each Fund's total assets) indicated below:

ISG Growth
         Underlying Fund                             Strategy Ranges
         ---------------                             ---------------
         ISG Large-Cap Equity Fund                   0-65%
         ISG Capital Growth Fund                     0-25%
         ISG Equity Income Fund                      0-25%
         ISG Mid-Cap Fund                            0-25%
         ISG Small-Cap Opportunity Fund              0-25%
         ISG International Equity Fund               0-15%
         ISG Government  Income Fund                 0-25%
         ISG Prime Money Market Fund                 0-20%

AmSouth Growth
         Underlying Fund                             Strategy Ranges
         ---------------                             ---------------
         AmSouth Large Cap Fund                      0-65%
         AmSouth Capital Growth Fund                 0-25%
         AmSouth Equity Income Fund                  0-25%
         AmSouth Mid Cap Fund                        0-25%
         AmSouth Small Cap Fund                      0-25%

         AmSouth International Equity Fund           0-15%
         AmSouth Government Income Fund              0-25%
         AmSouth Prime Money Market Fund             0-20%

ISG Growth is a non-diversified Fund while AmSouth is a diversified Fund.

ISG GROWTH & INCOME PORTFOLIO AND AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

Fund Investment Objective/Goals As their investment objectives, both ISG Growth & Income and AmSouth Strategic Portfolios: Growth and Income Portfolios ("AmSouth Growth and Income Portfolio") seek to provide investors with long-term capital growth and a moderate level of current income.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Growth and Income Portfolio are identical to those of ISG Growth & Income Portfolio. Like ISG Growth & Income Portfolio, AmSouth Growth and Income Portfolio will allocate its assets among the Underlying Funds within predetermined strategy ranges, as set forth below. The Funds' Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Fund will invest up to 100% of their s total assets in six Underlying Funds which invest primarily in equity securities, up to 80% of their total assets in two Underlying Funds which invest primarily in fixed income securities and up to 20% of their total assets in one Underlying Fund which invests in money market instruments. ISG Growth & Income Portfolio currently invests, and AmSouth Growth and Income Portfolio, after the reorganization, will invest, its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of each Fund's total assets) indicated below:

ISG Growth & Income
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         ISG Large-Cap Equity Fund                   0-60%
         ISG Capital Growth Fund                     0-25%
         ISG Equity Income Fund                      0-25%
         ISG Mid-Cap Fund                            0-20%
         ISG Small-Cap Opportunities Fund            0-20%
         ISG International Equity                    0-15%
         ISG Government Income Fund                  0-60%
         ISG Limited Term Income Fund                0-20%
         ISG Prime Money Market Fund                 0-20%

AmSouth Growth and Income
         Underlying Funds                            Strategy Ranges
         ----------------                            ---------------
         AmSouth Large Cap Fund                      0-60%
         AmSouth Capital Growth Fund                 0-25%
         AmSouth Equity Income Fund                  0-25%
         AmSouth Mid Cap Fund                        0-20%
         AmSouth Small Cap Fund                      0-20%
         AmSouth International Equity Fund           0-15%
         AmSouth Government Income Fund              0-60%
         AmSouth Limited Term Bond Fund              0-20%
         AmSouth Prime Money Market Fund             0-20%

ISG Growth & Income is a non-diversified Fund while AmSouth Growth and Income is a diversified Fund.

ISG MODERATE GROWTH & INCOME PORTFOLIO AND AMSOUTH STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME PORTFOLIO

Fund Investment Objective/Goals As their investment objectives, both ISG Moderate Growth and Income and AmSouth Strategic Portfolios: Moderate Growth and Income Portfolios ("AmSouth Moderate Growth and Income Portfolio") seek to provide investors with current income and a moderate level of capital growth.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Moderate Growth and Income Portfolio are identical to those of ISG Moderate Growth & Income Portfolio. Like ISG Moderate Growth & Income Portfolio, AmSouth Moderate Growth and Income Portfolio will allocate its assets among the Underlying Funds within predetermined strategy ranges, as set forth below. The Fund's Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Fund will invest up to 80% of their total assets in three Underlying Funds which invest primarily in equity securities, up to 100% of their total assets in two Underlying Funds which invest primarily in fixed income securities and up to 20% of their total assets in one Underlying Fund which invests in money market instruments. ISG Moderate Growth and Income Portfolio currently invests, and AmSouth Moderate Growth and Income Portfolio, after the reorganization, will invest, its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of each Fund's total assets) indicated below:

ISG Moderate Growth & Income
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         ISG Government Income Fund                  0-70%
         ISG Limited Term Income Fund                0-45%
         ISG Large-Cap Equity Fund                   0-50%
         ISG Capital Growth Fund                     0-15%
         ISG Equity Income Fund                      0-15%
         ISG Prime Money Market Fund                 0-20%

AmSouth Moderate Growth and Income
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         AmSouth Government Income Fund              0-70%
         AmSouth Limited Term Bond Fund              0-45%
         AmSouth Large Cap Fund                      0-50%
         AmSouth Capital Growth Fund                 0-15%
         AmSouth Equity Income Fund                  0-15%
         AmSouth Prime Money Market Fund             0-20%

ISG Moderate Growth & Income is a non-diversified Fund while AmSouth Moderate Growth and Income is a diversified Fund.

ISG CURRENT INCOME PORTFOLIO AND AMSOUTH STRATEGIC PORTFOLIOS: CURRENT INCOME PORTFOLIO

Fund Investment Objective/Goals As their investment objectives, both ISG Current Income and AmSouth Strategic Portfolios: Current Income ("AmSouth Current Income") seek to provide investors with current income.

Principal Investment Strategies of the Funds As a New AmSouth Fund, the principal investment strategies of AmSouth Current Income are identical to those of ISG Current Income. Like ISG Current Income, AmSouth Current Income will allocate its assets among the Underlying Funds within predetermined strategy ranges as set forth below. The Fund's Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Fund will invest 75% to 100% of its total assets in two Underlying Funds which invest primarily in fixed income securities and up to 30% of its total assets in one Underlying Fund which invests in money market instruments. ISG Current Income currently invests, and AmSouth Current Income, after the reorganization, will invest, its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of each Fund's total assets) indicated below:

ISG Current Income
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         ISG Limited Term Income Fund                40-60%
         ISG Income Fund                             35-55%
         ISG Prime Money Market Fund                 0-25%

AmSouth Current Income
         Underlying Fund                             Strategy Range
         ---------------                             --------------
         AmSouth Limited Term Bond Fund              40-60%
         AmSouth Bond Fund                           35-55%
         AmSouth Prime Money Market Fund             0-25%

ISG Current Income is a non-diversified Fund while AmSouth Current Income is a diversified Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         Management discussion of fund performance for the pre-existing AmSouth Funds -- AmSouth Government Income, AmSouth Limited Term Bond, AmSouth Equity Income, AmSouth Municipal Bond, AmSouth Small Cap, AmSouth Bond, AmSouth Tax-Exempt Money Market and AmSouth Prime Money Market is incorporated by reference from the annual report of the AmSouth Funds, dated July 31, 1999, and attached hereto as Appendix C.

         No management discussion of fund performance is included for the New AmSouth Funds -- AmSouth Current Income, AmSouth Moderate Growth and Income, AmSouth Growth and Income, AmSouth Growth, AmSouth Aggressive Growth, AmSouth Mid Cap, AmSouth Large Cap, AmSouth International Equity, AmSouth Capital Growth, AmSouth Tennessee Tax-Exempt, AmSouth Limited Term Tennessee Tax-Exempt, AmSouth Limited Term U.S. Government, and AmSouth Treasury Reserve Money Market -- which had not yet commenced operations.

         Management discussion of fund performance for the ISG Funds is incorporated by reference from the current prospectuses, annual report dated December 31, 1998 and semi-annual report dated June 30, 1999 of ISG Funds, which are available upon request without charge by calling 1-800-852-0045.

OPERATING PROCEDURES.

         DISTRIBUTIONS. The dividends and distributions policies of each AmSouth Fund and its corresponding ISG Fund (except for AmSouth Equity Income Fund and ISG Equity Income Fund) are substantially similar. With respect to AmSouth Equity Income Fund, distributions to shareholders are made quarterly; whereas ISG Equity Income makes distributions to shareholders monthly.

         For all Fixed Income Funds and Tax-Exempt Fixed Income Funds and ISG Current Income Portfolio and its corresponding AmSouth Fund, dividends are declared and paid monthly to all shareholders of record at the close of business on the day of declaration. Distributions are made quarterly for all Equity Funds (other than ISG International Equity and AmSouth International Equity Funds) and ISG Aggressive Growth, ISG Growth, ISG Growth & Income, ISG Moderate Growth & Income Portfolios and their corresponding AmSouth Funds. Distributions are made annually for the ISG International Equity Fund and the AmSouth International Equity Fund. Dividends on Money Market Funds are declared daily and generally paid monthly although they are paid in cash not later than seven business days after a shareholder's complete redemption of his or her shares.

         Net realized capital gains, if any, are distributed at least annually to shareholders of record. All distributions will be automatically reinvested in additional Fund Shares unless the shareholder requests to receive all distributions in cash. Dividends and distributions, when received in shares, are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a shareholder's account on the payment date. Dividends paid in additional shares receive the same tax treatment as dividends paid in cash.

         The amount of dividends payable on Institutional Shares of the ISG Funds and Trust Shares of the AmSouth Funds generally will be more than dividends payable on Class A and Class B Shares of the ISG Funds and AmSouth Funds because of the distribution expenses charged to Class A and Class B Shares but not charged to Institutional or Trust Shares.

         PURCHASE PROCEDURES. Because the distributor for both ISG and AmSouth is BISYS Fund Services Limited Partnership (the "Distributor"), purchase procedures are generally identical for the two Fund groups. Purchase orders for Shares are executed at a per Share price equal to the net asset value next determined after the purchase order is effective (plus any applicable sales charge). No sales charges are imposed on Institutional shares of the ISG Funds or Trust shares of AmSouth Funds. A maximum sales charge of 4.5% of the offering price is imposed on Class A Shares of AmSouth International Equity, AmSouth Mid Cap, AmSouth Capital Growth, AmSouth Large Cap, AmSouth Aggressive Growth, AmSouth Growth, AmSouth Growth and Income, AmSouth Moderate Growth and Income, AmSouth Equity Income and AmSouth Small Cap, and a maximum sales charge of 4.75% of the offering price is imposed on Class A Shares of ISG International Equity, ISG Mid-Cap, ISG Capital Growth, ISG Large-Cap Equity, ISG Aggressive Growth, ISG Growth, ISG Growth & Income, ISG Moderate Growth & Income, ISG Equity Income and ISG Small-Cap Opportunity. A maximum sales charge of 4.0% is imposed on Class A Shares of AmSouth Limited Term U.S. Government, AmSouth Tennessee Tax-Exempt, AmSouth Limited Term Tennessee Tax-Exempt, AmSouth Current Income, AmSouth Bond, AmSouth Government Income, AmSouth Limited Term Bond and AmSouth Municipal Bond, and a maximum sales charge of 3.0% is imposed on Class A Shares of ISG Limited Term U.S. Government, ISG Tennessee Tax-Exempt, ISG Limited Term Tennessee Tax-Exempt, ISG Current Income, ISG Income, ISG Government Income, ISG Limited Term Income and ISG Municipal Income. However, no sales charge will be imposed on the Shares of the AmSouth Funds distributed by AmSouth in the Transaction. In addition, until October 1, 2001, each Shareholder who participates in the Transaction will be able to purchase additional Class A Shares of the relevant AmSouth Fund subject to the lower initial sales charge, if any, applicable to the AmSouth Class A Shares or the corresponding ISG Fund shares exchanged by the Shareholder. For a comparison of the schedules of the initial sales charge imposed on shares of the applicable ISG Funds and their corresponding AmSouth Funds, see the relevant Fund's Prospectus.

         Shares of both the ISG Funds and the AmSouth Funds are sold on a continuous basis by the Distributor, either by mail, by wire, through an Automatic Investment Plan or through financial institutions. The ISG Funds have a minimum investment requirement of $1,000 for Class A and for Class B, $250 for Automatic Investment, $100 for Retirement, and $100,000 for Institutional Class, while the AmSouth Funds have a minimum investment requirement of $1,000 for Class A, Class B and Automatic Investment, and $250 for Retirement. The ISG Funds have a subsequent minimum investment requirement of $100 for Class A and for Class B, $50 for Retirement, and $25 for Automatic Investment whereas the AmSouth Funds generally have no subsequent minimum investment requirement for Class A and for Class B, and $50 for Automatic Investment and for Retirement.

         Purchases and redemption of Shares of the ISG Funds and the AmSouth Funds may be made on days on which both The New York Stock Exchange ("NYSE") and the Federal Reserve wire system are open for business ("Business Days").

         EXCHANGE PRIVILEGE. Shares will be exchanged at the next determined net asset value. Shareholders of ISG Funds can exchange shares in one Fund for shares of the same class of another ISG Fund, usually without paying additional sales charges. When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the shareholder will pay the difference. No transaction fees are charged for exchanges. Shareholders must meet the minimum investment requirements for the Fund into which Shares are being exchanged, and the Shares being exchanged must have a current value of at least $500. If Shares of the Fund are purchased by check, those Shares cannot be exchanged until the check has cleared. This could take 15 days or more. The Fund may reject an exchange request from a shareholder who has made more than five exchanges between investment portfolios offered by Fund management in a year, or more than three exchanges in a calendar quarter. Although unlikely, the Funds may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege.

         Each AmSouth Fund's Shares may be exchanged for Shares of the class of the various other Funds of AmSouth which the shareholder qualifies to purchase directly so long as the shareholder maintains the applicable minimum account balance in each Fund in which he or she owns Shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the Shares are exchanged. AmSouth shareholders may exchange their Class A Shares for Trust Shares of the same Fund if the shareholder becomes eligible to purchase Trust Shares. No transaction fees are currently charged for exchanges. When exchanging Trust Shares of a Fund for Class A Shares of a Fund, the shareholder will be exempt from any applicable sales charge. For Class A Shares, when exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the shareholder will pay the difference. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon 60-days' notice to shareholders.

         Exchange privileges for shareholders in both the ISG Funds and the AmSouth Funds are available only in states where the Shares of such Fund may be legally sold. Exercise of the exchange privilege is generally treated as a sale for Federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized by the exchanging shareholder.

         Exchanges are made on the basis of the relative net asset values of the shares exchanged plus any applicable sales charge. Neither ISG Funds nor AmSouth Funds imposes a charge for processing exchanges of shares.

         REDEMPTION PROCEDURES. Because the ISG Funds and the AmSouth Funds are distributed by the same Distributor -- BISYS Fund Services Limited Partnership -- redemption procedures are generally identical for the two Fund groups. Both ISG Funds and AmSouth redeem shares at their net asset value next determined after receipt by the Distributor of the redemption request. Redemptions will be made on any Business Day without charge, except that the AmSouth Funds presently charge $7 for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan.

         Each of the ISG Funds and AmSouth Funds reserves the right to make payment on redemptions in securities rather than cash. Each of the ISG Funds and AmSouth reserve the right to redeem shares at net asset value if a shareholder's account has a value of less than the minimum initial purchase amount. Before a Fund exercises its right to redeem such shares, a shareholder is given notice that the value of shares in his or her account is less than the minimum amount and is allowed 60 days to make an additional investment in the Fund. The minimum for an ISG Fund is $500 while the minimum for an AmSouth Fund is $50.

         NET ASSET VALUE. The net asset value of shares of the non-money market ISG Funds and the non- money market AmSouth Funds is determined daily as of 4:00 p.m., Eastern time on any Business Day.

         The net asset value of shares of the ISG Money Market Funds (except the ISG Tax-Exempt Money Market which is calculated as of 11:00 a.m. Eastern time) is calculated as of 2:00 p.m., on each Business Day, based on the amortized cost method. The net asset value of shares of the AmSouth money market funds (except the Tax-Exempt Money Market which is calculated at 12:00 p.m. and 4:00 p.m. Eastern time) is calculated as of 1:00 p.m. and 4:00 p.m. Eastern time, on each Business Day, based on the amortized cost method. The amortized cost method involves valuing an instrument at its cost initially, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The net asset value per Share of the ISG Strategic Portfolios and the AmSouth Strategic Portfolios will be established on the basis of current valuations of their portfolio securities provided by Muller Data Corporation or Kenny S&P Evaluation Services, whose procedures are monitored by the Administrator, and which valuations are the fair market value of such securities.

         FEDERAL TAX CONSIDERATIONS. Consummation of each reorganization is subject to the condition that the relevant ISG Fund and the corresponding AmSouth Fund receive an opinion of Ropes & Gray, Counsel to AmSouth Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the reorganization will not result in the recognition of gain or loss for Federal income tax purposes to any of the ISG Funds, their shareholders or the AmSouth Funds.

                                 PRINCIPAL RISKS

         The investment objective and policies of each ISG Fund and its corresponding AmSouth Fund are substantially similar. However, in some instances, an AmSouth Fund may invest in certain securities in which the corresponding ISG Fund may not invest. In some cases, although both the AmSouth Fund and the corresponding ISG Fund may invest in the same securities, they may do so subject to varying limitations. Each Fund is actively managed and, thus, is subject to the risk that the Fund's principal investment strategies might not achieve the Fund's goal. This discussion is qualified in its entirety by the disclosure set forth in the AmSouth and ISG Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement.

EQUITY FUNDS -- Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in any of these Funds will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in an Equity Fund, ISG or AmSouth, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

         With respect to each of ISG International Equity Fund and AmSouth International Equity Fund, the Fund's performance will be influenced by political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. Emerging market countries in which these Funds may invest have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. As a result, their markets are more volatile.

         The ISG Small-Cap Opportunity Fund and AmSouth Small Cap Fund each invest in small-cap companies which carry additional risks. Smaller companies typically have more limited product lines, markets and financial resources, and have less predictable earnings than larger companies and their securities trade less frequently and in more limited volume than those of larger, more established companies. As a result, small-cap stocks and thus their Funds' shares may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

         The ISG Mid-Cap Fund and AmSouth Mid Cap Fund each invest in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their securities trade less frequently and in more limited volume than those of larger, more established companies. AS a result, mid-cap stocks and thus these Funds' shares may fluctuate more in value than larger-cap stocks and funds that focus on them.

         Each of ISG International Equity Fund, AmSouth International Equity Fund, ISG Capital Growth Fund, AmSouth Capital Growth Fund and ISG Equity Income Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

         FIXED INCOME FUNDS -- These Funds' investments in fixed income securities will be subject primarily to interest rate, credit and, for mortgage-related and asset-backed securities, prepayment risk.

         Prices of fixed income securities, including U.S. Government securities, tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. Interest rate risk is usually greater for fixed income securities with longer maturities or durations. To the extent the Fund maintains a comparatively long duration, its share price will react more to interest rate movements. A security backed by the U.S. Government is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in a Fixed Income Fund, ISG or AmSouth, will fluctuate and you could lose money by investing in the Fund.

         A Fixed Income Fund's investments in corporate bonds also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or otherwise honor its obligations. Credit risk includes the possibility that any of the Funds' investments will have its credit rating downgraded or will default.

         Mortgage-related and asset-backed securities, which are derivative instruments, are subject to both credit and prepayment risk, any may be more volatile and less liquid than more traditional debt securities. If the borrowers prepay some or all of the principal owed to the issuer much earlier than expected, the Fund may have to replace the security by investing the proceeds in a less attractive security which could reduce the Fund's share price or yield.

         Each of ISG Income Fund, ISG Limited Term U.S. Government Fund and ISG Limited Term Income Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

         TAX-EXEMPT FIXED INCOME FUNDS -- These Funds' investments in municipal obligations will be subject primarily to interest rate and credit risk.

         Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. Interest rate risk is usually greater for fixed income securities with longer maturities or durations. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund's dividends. As a result, the value of your investment in a Tax-Exempt Fixed Income Fund, ISG or AmSouth, will fluctuate and you could lose money by investing in the Fund.

         These Funds' investments also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

         Because of the Tennessee Funds' concentration in Tennessee municipal obligations, these Funds will be vulnerable to any development in Tennessee's economy that weakens or jeopardizes the ability of Tennessee municipal obligation issuers to pay interest and principal. As a result, the value of a Tennessee Fund's shares may fluctuate more widely than those of a fund investing in municipal obligations from a number of different states.

         Although each ISG Tax-Exempt Fixed Income Fund's objective is to generate income exempt from Federal and, in the case of each Tennessee Fund, Tennessee income taxes, interest from some of the Fund's holdings may be subject tot he Federal alternative minimum tax.

         Each of ISG Tennessee Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund, ISG Limited Term Tennessee Tax-Exempt Fund and AmSouth Limited Term Tennessee Tax-Exempt Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

         MONEY MARKET FUNDS -- Although each of these Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Money Market Fund, ISG or AmSouth. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency.

         Each Money Market Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investment. The investments of the ISG Prime Money Market Fund, AmSouth Prime Money Market Fund, ISG Tax-Exempt Money Market Fund and AmSouth Tax-Exempt Money Market Fund also are subject to credit risk, which is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

         The ISG Prime Money Market Fund usually invests at least 25% of its assets in domestic and/or U.S. dollar denominated foreign bank obligations. Thus, it will have correspondingly greater exposure to the risks generally associated with investments in the banking industry. Sustained increases in interest rates, for example, can adversely affect the availability and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the bank's exposure to credit losses. In addition, economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions will affect the Fund's return. The Fund, however, seeks to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

         STRATEGIC PORTFOLIOS -- These Funds' investments are concentrated in the Underlying Fund, so the Fund's investment performance is directly related to the performance of those Underlying Fund. Before investing in a Strategic Portfolio, investors should assess the risks associated with the Underlying Funds in which the Strategic Portfolio invests and the types of investments made by such Underlying Funds. In addition, since each Strategic Portfolio must allocate its investments among the Underlying Funds, the Strategic Portfolio does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in a Strategic Portfolio, ISG or AmSouth, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

         With respect to those Strategic Portfolios investing in Underlying Funds that invest primarily in equity securities, stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

         With respect to those Strategic Portfolios investing in Underlying Funds that invest primarily in fixed income securities, such securities are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

         Each ISG Strategic Portfolio is a non-diversified and may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                   * * * * *

         There are also risks attached to particular types of investments made by the ISG Funds and the AmSouth Funds. For a discussion of the risks associated with a particular investment, see the Statement of Additional Information and "Investment Objectives, Principal Investment Strategies and Related Risk" in any AmSouth Prospectus or "Additional Strategies and Risks" in the relevant ISG Prospectus accompanying this Combined Prospectus/Proxy Statement.

         The above discussion is qualified in its entirety by the disclosure in the ISG and AmSouth Prospectuses and Statements of Additional Information.

                         SPECIAL MEETING OF SHAREHOLDERS

Proxies will be solicited by and on behalf of the Company's Directors for use at a Special Meeting of Shareholders of the ISG Funds. The Meeting is to be held on February 11, 2000 at TIME, Eastern standard time, at the office of BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about December 22, 1999.

         Any shareholder giving a proxy has the power to revoke it. The shareholder revoking such proxy must either submit to ISG a subsequently dated proxy, deliver to ISG a written notice of revocation, or otherwise give notice of revocation in open meeting. All properly executed proxies received in time for the meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals (set forth in items (1), (2) and (3) of the Notice of Special Meeting) to implement the reorganization of the ISG Funds by the transfer of all of their assets to the corresponding AmSouth Funds, in exchange for AmSouth Class A, Class B and Trust Class shares of the corresponding AmSouth Fund (collectively, "Shares") and the assumption by the corresponding AmSouth Fund of all of the liabilities of the ISG Fund followed by the dissolution and liquidation of each ISG Fund and the distribution of Shares to the shareholders of the ISG Funds--all ISG shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust Class) that corresponds to the Class of ISG that they hold; to consider and act upon a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Funds. The new Investment Advisory Agreement was approved by the Board of Directors, effective as of the date of the merger (the "Merger") of First American Corporation, the former parent of the ISG Funds' investment adviser, First American National Bank, with and into AmSouth Bancorporation; to consider and act upon a new Sub- Investment Advisory Agreement between Lazard Asset Management, the present sub-adviser to the ISG International Equity Fund, and First American National Bank, on behalf of the ISG International Equity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG International Equity Fund; to consider and act upon a new Sub-Investment Advisory Agreement between Bennett Lawrence Management, LLC, the present sub-adviser to the ISG Mid-Cap Fund, and First American National Bank, on behalf of the ISG Mid-Cap Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG Mid-Cap Fund; and to consider and act upon a new Sub-Investment Advisory Agreement between Womack Asset Management, Inc., the present sub-adviser to the ISG Small-Cap Opportunity Fund, and First American National Bank, on behalf of the ISG Small-Cap Opportunity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for the ISG Small-Cap Opportunity Fund. The new Sub-Investment Advisory Agreements were approved by the Board of Directors, effective as of the date of the Merger.


         As of November 11, 1999, there was outstanding the following amount of shares of the Class A, Class B and Institutional Class of each ISG Fund:

ISG Current Income                             333.048        Class A shares
                                             3,040.401        Class B shares
                                            61,093.561        Institutional Class shares

ISG Treasury Money Market              130,764,303.955        Class A shares
                                       302,250,711.305        Institutional Class shares

ISG Moderate Growth & Income                14,040.522        Class A shares
                                            96,999.570        Class B shares
                                         2,069,630.209        Institutional Class shares

ISG Growth & Income                         53,691.046        Class A shares
                                           153,899.411        Class B shares
                                         8,030,059.491        Institutional Class shares

ISG Growth                                  13,124.886        Class A shares
                                            74,339.283        Class B shares
                                           864,084.113        Institutional Class shares

ISG Aggressive Growth                       32,245.330        Class A shares
                                            42,004.670        Class B shares
                                         1,573,512.950        Institutional Class shares

ISG Mid-Cap                                 95,230.333        Class A shares
                                            52,632.155        Class B shares
                                         1,466,108.704        Institutional Class shares

ISG Large-Cap Equity                      2,483,076.982       Class A shares
                                            533,714.521       Class B shares
                                         22,903,083.666       Institutional Class shares

ISG International Equity                     69,281.663       Class A shares
                                              9,108.945       Class B shares
                                          2,933,547.885       Institutional Class shares

ISG Capital Growth                          620,986.267       Class A shares

                                           456,976.325        Class B shares
                                        14,603,598.082        Institutional Class shares

ISG Tennessee Tax-Exempt                   324,769.191        Class A shares
                                           136,142.748        Class B shares
                                         8,165,969.910        Institutional Class shares

ISG Limited Term Tennessee               1,971,200.317        Class A shares
         Tax-Exempt                         71,287.838        Class B shares
                                                   N/A        Institutional Class shares

ISG Limited Term U.S. Government           337,195.786        Class A shares
                                            48,211.116        Class B shares
                                         4,366,161.854        Institutional Class shares

ISG Government Income                      241,517.789        Class A shares
                                            61,709.971        Class B shares
                                        36,996,047.920        Institutional Class shares

ISG Limited Term Income                    693,038.122        Class A shares
                                            72,190.341        Class B shares
                                         9,734,234.622        Institutional Class shares

ISG Equity Income                          628,193.117        Class A shares
                                           774,966.627        Class B shares
                                         8,286,154.411        Institutional Class shares

ISG Municipal Income                       296,081.151        Class A shares
                                            33,840.208        Class B shares
                                         7,247,931.572        Institutional Class shares

ISG Small-Cap Opportunity                1,092,348.724        Class A shares
                                            28,741.741        Class B shares
                                         6,673,692.251        Institutional Class shares

ISG Tax-Exempt Money Market             10,402,505.630        Class A shares
                                       107,598,528.370        Institutional Class shares

ISG Prime Money Market                 492,117,600.391        Class A shares
                                           575,615.020        Class B shares
                                       239,720,486.684        Institutional Class shares

ISG Income                                 348,671.457        Class A shares
                                           136,195.361        Class B shares
                                         9,817,088.894        Institutional Class shares

Only shareholders of record on the close of business on December 2, 1999, will be entitled to notice of and to vote at the meeting. Each share is entitled to one vote as of the close of business on December 2, 1999.

         ISG's Directors know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Directors' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                  PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

         The shareholders of each ISG Fund are being asked to approve or disapprove the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth dated as of [ DATE ] (the "Agreement"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Agreement provides, among other things, for the transfer of all of the assets of each ISG Fund to the corresponding AmSouth Fund in exchange for the assumption by the corresponding AmSouth Fund of all of the liabilities of the ISG Fund and for a number of Shares calculated based on the value of the net assets of the ISG Fund acquired by the AmSouth Fund and the net asset value per share of the AmSouth Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares each ISG Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and each ISG Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), each ISG Fund will declare a distribution to their respective shareholders which, together with all previous distributions, will have the effect of distributing to their respective shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         At a meeting held on November 18, 1999, the Company's Directors in attendance voted unanimously to approve the Transaction and to recommend that shareholders of each ISG Fund also approve the Transaction. Approval of each reorganization of an ISG Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that ISG Fund voting separately as a Fund.

         A shareholder of any ISG Fund objecting to the proposed Transaction is not entitled under either Maryland law or the Company's Articles of Incorporation or Bylaws to demand payment for and an appraisal of his or her particular ISG Fund shares if the Transaction is consummated over his or her objection. However, shares of the AmSouth Funds are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for business ("Business Days").

         In the event that this proposal is not approved by the shareholders of an ISG Fund, such ISG Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Company's Directors may consider alternatives in the best interests of shareholders. However, the reorganization of the ISG Funds for which approval of the Agreement is obtained will be consummated.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         The primary reason for the Transaction is the recently completed Merger of First American Corporation, the former parent company of First American National Bank ("FANB") with AmSouth Bancorporation. The Transaction presents the opportunity to combine the separate ISG Funds and AmSouth Funds into a single, larger consolidated group. AmSouth Bank and FANB have recommended that each ISG Fund be reorganized into the corresponding AmSouth Fund as described in this Prospectus/Proxy Statement.

         A meeting was held on November 18, 1999, for the Company's Directors, and a meeting was held on November 23, 1999, for the AmSouth Trustees, at which meetings the Directors and Trustees of the respective Funds, including the Independent Board Members, unanimously determined that the reorganization would be in the best interests of their respective registered investment companies and existing Fund shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization. At these same meetings, the Directors and Trustees of the respective Funds, including the Independent Board Members, unanimously approved the proposed reorganization. The Company's Directors also unanimously recommended that each ISG Fund's shareholders approve the reorganization.

          In electing to approve the Agreement and recommend it to shareholders of the ISG Funds, the Company's Directors acted upon information provided to them, indicating that the proposed transaction would be in the best interests of ISG shareholders. In particular, the Directors determined that the proposed transaction offered the following benefits:

         - Participation in the Larger Fund Complex: The Directors were informed that the proposed transaction would, if effected, result in a mutual fund complex consisting of thirty-one portfolios and total anticipated assets in excess of $7 billion. ISG Fund shareholders who would, as part of the proposed transaction, become part of the AmSouth complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within the ISG Funds and would find compatibility of the ISG and AmSouth Funds' investment objectives, policies and shareholder services. In addition, the Directors received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently and may be able to reduce costs by taking advantage of its relatively larger size.

         - Continuity of Management: The Directors were provided with information detailing the consolidation efforts involving First American National Bank, the adviser to the ISG Funds from its inception, and AmSouth Bank. It was represented to the Directors that, in many instances the post-reorganization portfolios of AmSouth would be managed on a day-to-day basis by the same persons who had previously been responsible for managing various ISG Fund portfolios.

         - Tax-Free Nature of Transaction, Lack of Dilution: The Directors were informed that the proposed transaction involving ISG and AmSouth would be accomplished without the imposition of Federal income taxes on any ISG Fund or its shareholders. In addition, the Directors received representations from AmSouth Bank to the effect that AmSouth Bank would defray the ISG Fund's costs directly associated with participation in the proposed transaction. Finally, the Directors were informed that the interests of ISG Fund shareholders would not be diluted as a result of the proposed transaction, and that the ISG Fund shareholders would receive shares of the corresponding AmSouth Fund equal in value to the market value (or, where relevant, amortized cost value) of the ISG Fund's assets.

         - Performance of AmSouth; Fees and Expenses: The Board received information relating to the performance of various AmSouth Funds into which the interests of shareholders of the ISG Funds would be merged. The Directors were given details on the performance record for each pre-existing AmSouth Fund, both on an absolute basis and in comparison to relevant benchmarks and industry averages. The Directors also received information about the fees and expenses charged or to be charged to AmSouth shareholders, which information tended to show that, after implementation of expense caps, ISG Fund shareholders who become AmSouth shareholders as a result of the proposed transaction would be subject to fees and expenses that were no higher than the fee and expense level previously approved by the ISG Board. The Directors received a commitment from AmSouth Bank that fees and expenses of AmSouth Funds combining with ISG Funds would not exceed the approved levels of fees and expenses for the respective ISG Funds for a period of two years following the proposed reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION. The proposed Agreement provides that each AmSouth Fund will acquire all of the assets of the corresponding ISG Fund in exchange for the assumption by the AmSouth Fund of all of the liabilities of the corresponding ISG Fund and for all Shares as of the Exchange Date (defined in the Agreement to be March 13, 2000 or such other date as mutually agreed upon by the Company and AmSouth).

The following discussion of the Agreement is qualified in its entirety by reference to the form of Agreement attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transaction, each shareholder of the ISG Funds will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the ISG Fund transferred to the corresponding AmSouth Fund attributable to the shareholder (based on the proportion of the outstanding shares of the ISG Fund owned by the shareholder as of the Valuation Time). The portfolio securities of the ISG Funds will be valued in accordance with the generally employed valuation procedures of the relevant ISG Fund. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on November 18, 1999, for ISG Directors and November 23, 1999, for AmSouth Trustees, all of the Directors and Trustees of each of ISG and AmSouth, including the Independent Board Members, unanimously determined that the reorganization would be in the best interests of their respective registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

         Immediately following the Exchange Date, each ISG Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it and such ISG Fund will be liquidated and dissolved. Such distribution will be accomplished by the establishment of accounts on the share records of the AmSouth Funds in the name of such ISG Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All ISG Fund shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust Class) that corresponds to the Class of ISG Fund shares that they hold.

         The consummation of the reorganization is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of the Company and AmSouth or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Agreement will be borne by AmSouth Bank including the costs of proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses. The Board of Trustees of AmSouth and the Board of Directors of the Company have determined that the interests of the existing shareholders of AmSouth and the ISG Funds will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the ISG Funds' shareholders in accordance with the procedure under the Agreement as described above. Each AmSouth Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. AmSouth's Declaration of Trust permits AmSouth to divide its shares of any series, without shareholder approval, into one or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of certain of the AmSouth Funds are currently divided into three classes: Class A, Class B and Trust Shares. AmSouth Treasury Reserve Money Market and AmSouth Tax-Exempt Money Market do not offer Class B shares. Class A, Class B and Trust shares will be distributed as applicable by AmSouth in connection with the Transaction. The Company's Articles of Incorporation and Bylaws also permit multiple classes of shares, and shares of certain of the ISG Funds are currently divided into three classes: Class A, Class B and Institutional Class shares. ISG Treasury Money Market and ISG Tax-Exempt Money Market Funds do not offer Class B shares.

         Under Massachusetts law, AmSouth shareholders, could, under certain circumstances, be held personally liable for the obligations of AmSouth. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of AmSouth. The Declaration of Trust provides for indemnification out of AmSouth property for all loss and expense of any shareholder held personally liable for the obligations of AmSouth. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which AmSouth would be unable to meet its obligations. The likelihood of such circumstances is remote.

         FEDERAL INCOME TAX CONSEQUENCES. The Federal income tax consequences of each reorganization will be as follows: (i) under Section 361 of the Code, no gain or loss will be recognized by an ISG Fund upon the transfer of its assets to the corresponding AmSouth Fund in exchange for AmSouth Fund Shares and the assumption by the AmSouth Fund of the liabilities of the ISG Fund, or upon the distribution of the AmSouth Fund Shares by the ISG Fund to its Shareholders in liquidation; (ii) under Section 354 of the Code, no gain or loss will be recognized by the ISG Fund shareholders upon the exchange of their shares of the ISG Fund for the Shares; (iii) under Section 358 of the Code, the aggregate basis of Shares an ISG shareholder receives in connection with the reorganization will be the same as the aggregate basis of his or her ISG Fund shares exchanged therefor; (iv) under Section 1223(1) of the Code, an ISG Fund's shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the ISG Fund shares exchanged therefor provided that he or she held the ISG shares as capital assets; (v) no gain or loss will be recognized by an AmSouth Fund upon the receipt of the assets of the corresponding ISG Fund in exchange for Shares and the assumption by the AmSouth Fund of the liabilities of the ISG Fund, (vi) the basis in the hands of an AmSouth Fund of the assets of the corresponding ISG Fund transferred to the AmSouth Fund in the reorganization will be the same as the basis of such assets in the hands of the ISG Fund immediately prior to the transfer; and (vii) the holding period of the assets of an ISG Fund in the hands of the corresponding AmSouth Fund will include the periods during which such assets were held by the ISG Fund. As a condition to AmSouth and ISG Fund's obligations to consummate the reorganization, ISG and AmSouth will receive an opinion from Ropes & Gray, counsel to AmSouth, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by the AmSouth and ISG, for federal income tax purposes the above stated tax consequences will be applicable to each reorganization.

         VOTING RIGHTS. Each shareholder of an AmSouth Fund and an ISG Fund is entitled to one vote per share and a proportionate fractional vote for any fractional share. Holders of Class A or Class B Shares of the AmSouth Funds will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they vote in the aggregate with shareholders of all of the AmSouth Funds. When the former shareholders of each ISG Fund vote in the aggregate as shareholders of each corresponding AmSouth Fund, the voting power they will have will be less than the voting power they had when the ISG Funds voted in the aggregate. For a more detailed discussion of AmSouth's voting procedures, see the AmSouth Prospectuses "GENERAL INFORMATION -- Miscellaneous."

         CAPITALIZATION. The following tables set forth as of September 30, 1999, (i) the capitalization of each ISG Fund, (ii) the capitalization of each AmSouth Fund, and (iii) the pro forma capitalization of each AmSouth Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

  ISG Current Income Portfolio and AmSouth Current Income Portfolio (unaudited)

                                              ISG                           AMSOUTH               PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------
                                 CLASS A   CLASS B   INSTITUTIONAL   CLASS A  CLASS B  TRUST   CLASS A    CLASS B     TRUST
----------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    3,157     28,913      264,475        N/A      N/A     N/A     3,157     28,913     264,475
----------------------------------------------------------------------------------------------------------------------------
Shares                              331      3,024       27,590        N/A      N/A     N/A       331      3,024      27,590
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)      9.54       9.56         9.59        N/A      N/A     N/A      9.54       9.56        9.59
----------------------------------------------------------------------------------------------------------------------------

          ISG Treasury Money Market Fund and AmSouth Treasury Reserve
                         Money Market Fund (unaudited)

                                              ISG                  AMSOUTH           PRO FORMA COMBINED (1)
-------------------------------------------------------------------------------------------------------------
                                    CLASS A      INSTITUTIONAL  CLASS A  TRUST      CLASS A          TRUST
-------------------------------------------------------------------------------------------------------------
Net Assets ($)                    147,468,354     327,667,608     N/A     N/A     147,468,354     327,667,608
-------------------------------------------------------------------------------------------------------------
Shares                            147,475,842     327,681,802     N/A     N/A     147,475,842     327,681,802
-------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)            1.00            1.00     N/A     N/A            1.00            1.00
-------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

          ISG Moderate Growth & Income Portfolio and AmSouth Moderate
                    Growth and Income Portfolio (unaudited)

                                                ISG                            AMSOUTH                 PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                  CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST    CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    134,231     883,919     7,068,796     N/A      N/A     N/A     134,231     883,919     7,068,796
----------------------------------------------------------------------------------------------------------------------------------
Shares                             13,842      91,178       727,960     N/A      N/A     N/A      13,842      91,178       727,960
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)        9.70        9.69          9.71     N/A      N/A     N/A        9.70        9.69          9.71
----------------------------------------------------------------------------------------------------------------------------------

ISG Growth & Income Portfolio and AmSouth Growth and Income Portfolio
(unaudited)

                                               ISG                             AMSOUTH                PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                  CLASS A    CLASS B   INSTITUTIONAL  CLASS A  CLASS B  TRUST   CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    529,923   1,566,791   42,168,011      N/A      N/A     N/A    529,923    1,566,791   42,168,011
----------------------------------------------------------------------------------------------------------------------------------
Shares                             53,571     158,244    4,252,549      N/A      N/A     N/A     53,571      158,244    4,252,549
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)        9.89        9.90         9.92      N/A      N/A     N/A       9.89         9.90         9.92
----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

          ISG Growth Portfolio and AmSouth Growth Portfolio (unaudited)

                                                ISG                            AMSOUTH                  PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                  CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST    CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    130,735     715,281     5,575,213     N/A      N/A     N/A     130,735     715,281     5,575,213
----------------------------------------------------------------------------------------------------------------------------------
Shares                             13,418      73,472       570,475     N/A      N/A     N/A      13,418      73,472       570,475
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)        9.74        9.74          9.77     N/A      N/A     N/A        9.74        9.74          9.77
----------------------------------------------------------------------------------------------------------------------------------


             ISG Aggressive Growth Portfolio and AmSouth Aggressive
                          Growth Portfolio (unaudited)

                                                ISG                             AMSOUTH                 PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                  CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST    CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    318,933     298,867    11,249,486     N/A      N/A     N/A     318,933     298,867    11,249,486
----------------------------------------------------------------------------------------------------------------------------------
Shares                             31,744      29,946     1,121,629     N/A      N/A     N/A      31,744      29,946     1,121,629
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)       10.05        9.98         10.03     N/A      N/A     N/A       10.05        9.98         10.03
----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

             ISG Mid-Cap Fund and AmSouth Mid Cap Fund (unaudited)

                                               ISG                            AMSOUTH                 PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                 CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST    CLASS A     CLASS B        TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                   990,932     583,691    14,674,325     N/A      N/A     N/A     990,932     583,691     14,674,325
----------------------------------------------------------------------------------------------------------------------------------
Shares                            86,316      50,956     1,276,810     N/A      N/A     N/A      86,316      50,956      1,276,810
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)      11.48       11.45         11.49     N/A      N/A     N/A       11.48       11.45          11.49
----------------------------------------------------------------------------------------------------------------------------------

        ISG Large-Cap Equity Fund and AmSouth Large Cap Fund (unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                             ISG                             AMSOUTH                PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                              CLASS A      CLASS B   INSTITUTIONAL  CLASS A  CLASS B  TRUST   CLASS A      CLASS B        TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)               71,311,649   14,289,404   655,207,824    N/A      N/A     N/A   71,311,649   14,289,404   655,207,824
----------------------------------------------------------------------------------------------------------------------------------
Shares                        2,505,610      505,257    23,026,809    N/A      N/A     N/A    2,505,610      505,257    23,026,809
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)     28.46        28.28         28.45    N/A      N/A     N/A        28.46        28.28         28.45
----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

 ISG International Equity Fund and AmSouth International Equity Fund (unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                ISG                            AMSOUTH                PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                  CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST    CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    681,422     76,374     34,651,938     N/A      N/A     N/A     681,422     76,374     34,657,938
----------------------------------------------------------------------------------------------------------------------------------
Shares                             57,991      6,527      2,951,412     N/A      N/A     N/A      57,991      6,527      2,951,412
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)       11.75      11.70          11.74     N/A      N/A     N/A       11.75      11.70          11.74
----------------------------------------------------------------------------------------------------------------------------------

      ISG Capital Growth Fund and AmSouth Capital Growth Fund (unaudited)

                                              ISG                             AMSOUTH                  PRO FORMA COMBINED (1)
-----------------------------------------------------------------------------------------------------------------------------------
                                CLASS A     CLASS B   INSTITUTIONAL  CLASS A  CLASS B  TRUST     CLASS A     CLASS B       TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                 8,673,676   6,171,630   209,604,962     N/A      N/A     N/A     8,673,676   6,171,630   209,604,962
-----------------------------------------------------------------------------------------------------------------------------------
Shares                           605,222     441,275    14,713,283     N/A      N/A     N/A       605,222     441,275    14,713,283
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)      14.33       13.99         14.25     N/A      N/A     N/A         14.33       13.99         14.25
-----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

 ISG Tennessee Tax-Exempt Fund and AmSouth Tennessee Tax-Exempt Fund (unaudited)

                                              ISG                            AMSOUTH                  PRO FORMA COMBINED (1)
---------------------------------------------------------------------------------------------------------------------------------
                                CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST     CLASS A     CLASS B       TRUST
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                 3,034,667   1,386,106   80,481,316     N/A      N/A     N/A     3,034,667   1,386,106   80,481,316
---------------------------------------------------------------------------------------------------------------------------------
Shares                           312,343     142,370    8,284,294     N/A      N/A     N/A       312,343     142,370    8,284,294
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)       9.72        9.74         9.71     N/A      N/A     N/A          9.72        9.74         9.71
---------------------------------------------------------------------------------------------------------------------------------

         ISG Limited Term Tennessee Tax-Exempt Fund and AmSouth Limited
                   Term Tennessee Tax-Exempt Fund (unaudited)

                                              ISG                            AMSOUTH                PRO FORMA COMBINED (1)
------------------------------------------------------------------------------------------------------------------------------
                                CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST     CLASS A       CLASS B    TRUST
------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                 19,238,246   787,525       N/A         N/A      N/A     N/A     19,238,246     787,525     N/A
------------------------------------------------------------------------------------------------------------------------------
Shares                          1,957,905    80,158       N/A         N/A      N/A     N/A      1,957,905      80,158     N/A
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)        9.83      9.82       N/A         N/A      N/A     N/A           9.83        9.82     N/A
------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

         ISG Limited Term U.S. Government Fund and AmSouth Limited Term
                        U.S. Government Fund (unaudited)

                                               ISG                            AMSOUTH                  PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                 CLASS A     CLASS B  INSTITUTIONAL  CLASS A  CLASS B  TRUST     CLASS A     CLASS B       TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                  3,207,783    484,877    43,994,681     N/A      N/A     N/A     3,207,783    484,877    43,994,681
----------------------------------------------------------------------------------------------------------------------------------
Shares                            322,103     48,650     4,418,101     N/A      N/A     N/A       322,103     48,650     4,418,101
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)        9.96       9.97          9.96     N/A      N/A     N/A          9.96       9.97          9.96
----------------------------------------------------------------------------------------------------------------------------------

    ISG Government Income Fund and AmSouth Government Income Fund (unaudited)

                                             ISG                            AMSOUTH                    PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                              CLASS A    CLASS B  INSTITUTIONAL   CLASS A   CLASS B    TRUST      CLASS A    CLASS B      TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)               2,263,107   599,607   364,909,326   4,600,945    N/A    3,428,859   6,864,052   599,607   368,338,185
----------------------------------------------------------------------------------------------------------------------------------
Shares                         231,424    61,504    37,351,764     477,828    N/A      356,003     712,778    62,264    38,249,033
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)     9.78      9.75          9.77        9.63    N/A         9.63        9.63      9.63          9.63
----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

  ISG Limited Term Income Fund and AmSouth Limited Term Bond Fund (unaudited)

                                         ISG                             AMSOUTH                     PRO FORMA COMBINED (1)
---------------------------------------------------------------------------------------------------------------------------------
                            CLASS A   CLASS B  INSTITUTIONAL  CLASS A    CLASS B      TRUST      CLASS A    CLASS B      TRUST
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)             6,766,653  698,989     9,356,262  2,903,115  2,027,331  107,105,408  9,669,768  2,726,320  116,461,670
---------------------------------------------------------------------------------------------------------------------------------
Shares                       693,960   71,974       959,616    282,887    197,860   10,436,855    942,473    265,982   11,351,040
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per
  Share ($)                     9.75     9.71          9.75      10.26      10.25        10.26      10.26      10.25        10.26
---------------------------------------------------------------------------------------------------------------------------------

        ISG Equity Income Fund and AmSouth Equity Income Fund (unaudited)

                                         ISG                            AMSOUTH                     PRO FORMA COMBINED (1)
---------------------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B  INSTITUTIONAL  CLASS A    CLASS B      TRUST      CLASS A     CLASS B      TRUST
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)           5,808,153  7,302,260   77,415,127  19,856,727  7,485,633  10,941,793  25,664,880  14,847,893  88,356,920
---------------------------------------------------------------------------------------------------------------------------------
Shares                     616,356    781,774    8,209,415   1,559,312    590,035     859,179   2,016,094   1,170,047   6,935,394
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per
  Share ($)                   9.42       9.34         9.43       12.73      12.69       12.74       12.73       12.69       12.74
---------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

     ISG Municipal Income Fund and AmSouth Municipal Bond Fund (unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                            ISG                           AMSOUTH                   PRO FORMA COMBINED (1)
---------------------------------------------------------------------------------------------------------------------------------
                                CLASS A   CLASS B  INSTITUTIONAL  CLASS A   CLASS B     TRUST      CLASS A   CLASS B     TRUST
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                 3,064,056  342,822    75,796,243  2,855,942  65,853   322,939,140  5,919,998  408,675  398,735,383
---------------------------------------------------------------------------------------------------------------------------------
Shares                           301,466   33,824     7,458,651    292,135   6,743    33,024,456    605,317   41,830   40,770,489
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)      10.16    10.14         10.16       9.78    9.77          9.78       9.78     9.77         9.78
---------------------------------------------------------------------------------------------------------------------------------

      ISG Small Cap Opportunity Fund and AmSouth Small Cap Fund (unaudited)

                                              ISG                           AMSOUTH                   PRO FORMA COMBINED (1)
----------------------------------------------------------------------------------------------------------------------------------
                                CLASS A   CLASS B  INSTITUTIONAL  CLASS A  CLASS B     TRUST      CLASS A    CLASS B      TRUST
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                 8,592,761  340,945    82,094,192   977,508  858,551   23,784,982  9,570,269  1,199,496  105,879,174
----------------------------------------------------------------------------------------------------------------------------------
Shares                           697,283   27,925     6,679,370   114,344  101,594    2,768,509  1,119,330    141,952   12,325,864
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)      12.32    12.21         12.29      8.55     8.45         8.59       8.55       8.45         8.59
----------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

   ISG Tax-Exempt Money Market Fund and AmSouth Tax-Exempt Money Market Fund

                                             ISG                         AMSOUTH                PRO FORMA COMBINED (1)
------------------------------------------------------------------------------------------------------------------------
                                    CLASS A    INSTITUTIONAL     CLASS A         TRUST         CLASS A          TRUST
------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                    10,860,885     94,548,102     24,707,467     68,733,102     35,568,352     163,281,204
------------------------------------------------------------------------------------------------------------------------
Shares                            10,866,588     94,663,829     24,707,340     68,734,370     35,573,928     163,398,199
------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share ($)           1.00           1.00           1.00           1.00           1.00            1.00
------------------------------------------------------------------------------------------------------------------------

        ISG Prime Money Market Fund and AmSouth Prime Money Market Fund

                                       ISG                              AMSOUTH                   PRO FORMA COMBINED (1)
--------------------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B  INSTITUTIONAL   CLASS A    CLASS B     TRUST       CLASS A    CLASS B     TRUST
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)          443,019,384  347,030   211,833,097  154,031,214  468,095  559,375,905  597,050,598  815,125  771,209,002
--------------------------------------------------------------------------------------------------------------------------------
Shares                  443,055,722  347,070   211,899,694  154,036,885  468,095  559,391,132  597,092,607  815,165  771,290,826
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per
  Share ($)                    1.00     1.00          1.00         1.00     1.00         1.00         1.00     1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                 CAPITALIZATION TABLES AS OF SEPTEMBER 30, 1999

                      ISG Income Fund and AmSouth Bond Fund

                                     ISG                              AMSOUTH                      PRO FORMA COMBINED (1)
--------------------------------------------------------------------------------------------------------------------------------
                         CLASS A    CLASS B  INSTITUTIONAL  CLASS A    CLASS B      TRUST      CLASS A     CLASS B      TRUST
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)          3,392,384  1,309,865   93,694,072  7,359,492  2,377,261  383,905,716  10,751,876  3,687,126  477,599,788
--------------------------------------------------------------------------------------------------------------------------------
Shares                    348,245    134,549    9,621,662    694,888    224,974   36,244,789   1,015,286    348,829   45,099,130
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per
  Share ($)                  9.74       9.74         9.74      10.59      10.57        10.59       10.59      10.57        10.59
--------------------------------------------------------------------------------------------------------------------------------

(1) The adjusted balances are presented as if the Reorganization were effective as of September 30, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be March 13, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

     Unaudited pro forma combined financial statements of each ISG Fund and each AmSouth Fund as of and for the period ended July 31, 1999 are included in the Statement of Additional Information. Because the Agreement provides that the AmSouth Funds will be the surviving funds following the reorganization and because the AmSouth Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of each ISG Fund to the corresponding AmSouth Fund as contemplated by the Agreement.

                             PROPOSALS TWO AND THREE

                           APPROVAL OR DISAPPROVAL OF
                           CERTAIN ADVISORY AGREEMENTS

INTRODUCTION

                  At the Meeting, Shareholders of each ISG Fund also will be asked to approve or disapprove the New Advisory Agreement, which is being submitted in connection with the Merger of First American Corporation, the former parent corporation of First American National Bank ("FANB"), with and into AmSouth Bancorporation on October 1, 1999, and the payment of advisory fees to FANB during the interim period from the date of the Merger through the earlier of the date of Shareholder approval or March 31, 2000. In addition, in connection with the Merger, Shareholders of ISG Mid-Cap Fund, ISG International Equity Fund, and ISG Small-Cap Opportunity Fund will be asked to ratify and approve or disapprove the New Sub-Advisory Agreements between FANB and Bennett Lawrence Management, LLC ("Bennett Lawrence"), Lazard Asset Management ("Lazard"), and Womack Asset Management, Inc. ("Womack"), respectively. As a result of the Merger, the investment advisory agreement with FANB then in effect (the "Former Advisory Agreement") automatically terminated in accordance with its terms and as required by the 1940 Act. Similarly, the sub-investment advisory agreement between FANB and Bennett Lawrence then in effect (the "Former Bennett Lawrence Sub-Advisory Agreement"), the sub-investment advisory agreement between FANB and Lazard then in effect (the "Former Lazard Sub-Advisory Agreement"), and the sub-investment advisory agreement between FANB and Womack then in effect (the "Former Womack Agreement") each automatically terminated as a result of the Merger.

                  To assure the continued supervision of the investments of the ISG Funds after the Merger, at a meeting held on September 22, 1999, the Company's Board of Directors, including a majority of the Independent Board Members, approved, subject to Shareholder approval, the New Advisory Agreement and the New Sub-Advisory Agreements. Since the date of the Merger, FANB has provided advisory services to the ISG Funds under the New Advisory Agreement dated October 1, 1999, which provides for the same services at the same advisory fee rate for the relevant ISG Fund as the Former Advisory Agreement. Bennett Lawrence, Lazard, and Womack also have provided sub-advisory services since the date of the Merger to ISG Mid-Cap Fund, ISG International Equity Fund, and ISG Small-Cap Opportunity Fund, respectively, under the relevant New Sub-Advisory Agreement dated October 1, 1999, which each provides for the same services at the same sub-advisory fee rate as the relevant Former Sub-Advisory Agreement.

                  Under the 1940 Act, investment advisory agreements such as the New Advisory Agreement and New Sub-Advisory Agreements must be approved by shareholders. The ISG Funds, FANB, Bennett Lawrence, Lazard, and Womack have received from the Securities and Exchange Commission an order of exemption (the "Order") permitting the implementation, without shareholder approval, of the New Advisory Agreement and New Sub-Advisory Agreements during the interim period commencing on the date of the Merger until such time as the relevant ISG Fund's shareholders vote on the approval of the New Advisory Agreement and New Sub-Advisory Agreements, but in no event later than March 31, 2000 (the "Interim Period"). As a condition to receiving the Order, the fees payable to FANB, Bennett Lawrence, Lazard, and Womack under the respective new agreements during the Interim Period are paid into an interest-bearing escrow account maintained by an independent escrow agent. The escrow agent will release the amounts held in the escrow account (including any interest earned) to

FANB and Bennett Lawrence, Lazard, and Womack as the case may be, only upon approval of the relevant new agreement by the shareholders of the relevant ISG Fund. If the requisite shareholder approval is not received for an ISG Fund or new agreement prior to the end of the Interim Period, the relevant amounts held in the escrow account will be released to the appropriate ISG Fund.

                  The terms of the New Advisory Agreement and the New Sub-Advisory Agreements with Bennett Lawrence, Lazard, and Womack are identical in all material respects to the Former Advisory Agreement and Former Bennett Lawrence Sub-Advisory Agreement, Former Lazard Sub-Advisory Agreement, and Former Womack Agreement, respectively, except for the effective dates and escrow provisions. In each case, the effective date is the date of the Merger--October 1, 1999.

                  Shareholders should consider the following factors in determining whether it is fair to compensate the ISG Fund's adviser for their continued services during the Interim Period and thus to ratify and approve the New Advisory Agreement (and, in the case of shareholders of the ISG Mid-Cap Fund, the ISG International Equity Fund, and the ISG Small-Cap Opportunity Fund, whether to ratify and approve the respective New Sub-Advisory Agreement):

         - the Board of Directors of ISG has unanimously approved the New Advisory Agreement for all of the ISG Funds, and the New Sub-Advisory Agreements for the affected ISG Funds;

         - no change in any ISG Fund's investment objective or investment policies and restrictions has taken or will take place during the Interim Period;

         - there has been and will be no change in the fees payable by an ISG Fund to FANB for advisory services or the fees payable by FANB to any sub-adviser during the Interim Period;

         - investment personnel presently employed by FANB, who are experienced in managing the ISG Funds, have managed and are expected to continue to manage the ISG Funds' investment programs under the New Advisory Agreement during the Interim Period; and

         - there has not been nor is there expected to be any change in the personnel at the sub-advisers who manage the assets of the ISG Mid-Cap Fund, the ISG International Equity Fund, and the ISG Small-Cap Opportunity Fund during the Interim Period.

                  If the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of an ISG Fund do not approve the New Advisory Agreement or a New Sub-Advisory Agreement (if applicable), the Board of Directors will consider what action to take in the best interests of the shareholders of that ISG Fund.

PROPOSAL 2:  APPROVAL OR DISAPPROVAL OF THE NEW ADVISORY AGREEMENT

Under the New Advisory Agreement, FANB continues to be responsible for providing advisory services to the ISG Funds. A copy of the New Advisory Agreement is attached as Appendix D to this Prospectus/Proxy Statement. As more fully described below, the terms and conditions of the New Advisory Agreement are identical in all material respects to the Former Advisory Agreement. The sole differences between the Former Advisory Agreement and the New Advisory Agreement are the effective date which, in the case of the New Advisory Agreement, is the Merger Date, and the escrow provisions. THE NEW ADVISORY AGREEMENT DOES NOT INCREASE THE RATE OF ADVISORY FEES PAYABLE BY ANY ISG FUND, AND DOES NOT CHANGE THE TYPE OR EXTENT OF SERVICES PROVIDED TO THE ISG FUNDS BY FANB.

INFORMATION ABOUT THE FORMER ADVISORY AGREEMENT

                  The Former Advisory Agreement was most recently approved by the Company's Board of Directors, including a majority of the Independent Board Members, with respect to each ISG Fund, on November 18, 1998. The Distributor, as the initial shareholder of each ISG Fund, approved the Former Advisory Agreement for each ISG Fund prior to the Fund's commencement of operations.

                  The Former Advisory Agreement provided that FANB provide investment management services to the ISG Funds, subject to the supervision of the Company's Board of Directors.

                  The table below sets forth: (i) the net assets for each ISG Fund as of December 31, 1998; (ii) the rates of advisory fees, computed daily and payable daily, to which FANB was entitled for the services provided and expenses assessed pursuant to the Former Advisory Agreement; (iii) the effective rates of each of the advisory fees (net of waivers) expressed as a percentage of average net assets for the fiscal year ended December 31, 1998; and (iv) advisory fees (net of waivers) paid by each ISG Fund for the fiscal year ended December 31, 1998:

                                    ASSETS OF ISG FUND AND ADVISORY FEES PAID TO FANB

-------------------------------------------------------------------------------------------------------------------------
                                                 Net Assets as of     Annual             Actual             Advisory Fee
                                                 December 31,         Advisory Fee       Advisory Fee       Paid (Net of
                                                 1998 ($)             Rate (Based        Rate Paid (Net     Waivers)*
                                                                      on Average         of Waivers)        ($)
                                                                      Net Assets) (%)    (%)
-------------------------------------------------------------------------------------------------------------------------
ISG International Equity Fund                        28,125,923           1.00                .68               162,141
-------------------------------------------------------------------------------------------------------------------------
ISG Small-Cap Opportunity Fund                      107,453,528            .95                .95               874,343
-------------------------------------------------------------------------------------------------------------------------
ISG Mid-Cap Fund                                            n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Capital Growth Fund                             181,027,242            .65                .64               995,024
-------------------------------------------------------------------------------------------------------------------------
ISG Large-Cap Equity Fund                           844,333,854            .75                .75             4,767,781
-------------------------------------------------------------------------------------------------------------------------
ISG Equity Income Fund                               83,688,877            .65                .64               496,950
-------------------------------------------------------------------------------------------------------------------------
ISG Income Fund                                      81,970,472            .50                .49               390,583
-------------------------------------------------------------------------------------------------------------------------
ISG Government Income Fund                          295,429,554            .60                .60             1,364,121
-------------------------------------------------------------------------------------------------------------------------
ISG Limited Term Income Fund                         93,509,941            .50                .50               457,120
-------------------------------------------------------------------------------------------------------------------------
ISG Limited Term U.S. Government Fund                49,211,391            .50                .34                72,623
-------------------------------------------------------------------------------------------------------------------------
ISG Tennessee Tax-Exempt Fund                        96,002,354            .50                .49               491,735
-------------------------------------------------------------------------------------------------------------------------
ISG Limited Term Tennessee Tax-Exempt Fund           20,171,315            .50                .39                87,062
-------------------------------------------------------------------------------------------------------------------------
ISG Municipal Income Fund                            56,558,693            .60                .30               136,582
-------------------------------------------------------------------------------------------------------------------------
ISG Prime Money Market Fund                         377,102,322            .25                .25               328,794
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ISG Treasury Money Market Fund                      477,454,108            .25                .25               480,809
-------------------------------------------------------------------------------------------------------------------------
ISG Tax-Exempt Money Market Fund                            n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Aggressive Growth Portfolio                             n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Growth Portfolio                                        n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Growth & Income Portfolio                               n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Moderate Growth & Income Portfolio                      n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
ISG Current Income Portfolio                                n/a            n/a                n/a                   n/a
-------------------------------------------------------------------------------------------------------------------------
TOTAL ISG FUNDS                                  $2,792,039,574
                                                 ==============
-------------------------------------------------------------------------------------------------------------------------

*A fee waiver represents a percentage of daily net assets of the ISG Fund calculated at an annualized rate. Fee waivers and reimbursements are voluntary and may be modified or terminated by FANB at any time at its sole discretion. For the fiscal year or periods ended December 31, 1998, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions, none of which was paid to the Distributor, were as follows:

Fund                                                          1998
----                                                          ----
ISG Large-Cap Equity                                          $76,036(1)
ISG Capital Growth                                            $494,130
ISG Small-Cap Opportunity                                     $318,620(1)
ISG Equity Income                                             $314,269
ISG International Equity                                      $68,007(1)

----------------------
(1) For the period March 1, 1998 through December 31, 1998.

         The ISG Income Fund, ISG Government Income Fund, ISG Limited Term Income Fund, ISG Limited Term U.S. Government Fund, ISG Tennessee Tax-Exempt Fund, ISG Limited Term Tennessee Tax-Exempt Fund, ISG Municipal Income Fund, ISG Prime Money Market Fund and ISG Treasury Money Market Fund paid no brokerage commissions and did not enter into any brokerage transactions during the fiscal year ended December 31, 1999, however, engaged in transactions with dealers acting as principal and the costs of such transactions involve dealer spreads rather than brokerage commissions.

INFORMATION ABOUT THE NEW ADVISORY AGREEMENT

                  Under the New Advisory Agreement, FANB continues to manage the ISG Funds' investments. Subject to the direction of the Company's Board of Directors, FANB provides investment research and supervision of the investments of each ISG Fund, and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each ISG Fund's assets. The New Advisory Agreement provides that FANB shall continue to determine from time to time what securities or other instruments will be purchased, retained or sold by ISG with respect to each ISG Fund. FANB, in its supervision of the assets of each ISG Fund, is guided by each ISG Fund's investment objective and policies, and the provisions and restrictions contained in the Company's Articles of Incorporation and Bylaws and as set forth in the ISG Funds' prospectuses and statements of additional information that are on file with the Securities and Exchange Commission.

                  The New Advisory Agreement states that the Adviser shall pay all expenses incurred by it in performing its services and duties as investment adviser and shall pay all fees of each Sub-Adviser in connection with such Sub-Adviser's duties in respect of the Company. All other expenses incurred in the operation of the Company will be borne by the Company, except to the extent specifically assumed by others. The expenses to be borne by the Company include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, any Sub-Adviser or the Administrator, or any of their affiliates, Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the ISG Funds' shares, costs of shareholders' reports and corporate meeting, costs of preparing and printing certain prospectuses and statements of additional information, any extraordinary expenses.

                  NEW ADVISORY AGREEMENT. THE RATE OF ADVISORY FEES PAYABLE TO FANB BY THE ISG FUNDS UNDER THE NEW ADVISORY AGREEMENT IS IDENTICAL TO THAT PAYABLE TO FANB UNDER THE FORMER ADVISORY AGREEMENT. The rate of advisory fees payable under the New Advisory Agreement by each ISG Fund is equal to the rate for such Fund payable under the Former Advisory Agreement as listed above. From time to time, FANB may waive its fee or reimburse an ISG Fund for certain of its expenses in order to reduce the ISG Fund's expense ratio. As a result, the ISG Fund's return and yield would be higher than it would be if the fees and such expenses had been paid by the ISG Fund.

                  As in the Former Advisory Agreement, the New Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties of FANB under the New Advisory Agreement, FANB and its affiliates shall not be liable to ISG or to any shareholder for any act or omission in the course of, or connected in any way with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

                  If approved by shareholders of the ISG Funds at the Meeting, the New Advisory Agreement will continue until December 31, 2000, unless terminated, and may be continued from year to year thereafter by the Board of Directors. The continuation of the New Advisory Agreement must be approved by a majority vote of the Directors, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Under the New Advisory Agreement, FANB has the right, in any year, to notify ISG in writing at least 60 days before the New Advisory Agreement's anniversary date that it does not desire a renewal of the New Advisory Agreement. The Directors, or a majority of the outstanding voting shares of ISG, may terminate the New Advisory Agreement at any time without penalty by giving FANB 60 days' written notice. The New Advisory Agreement may not be assigned by FANB and will terminate automatically in the event of its assignment. The New Advisory Agreement will terminate automatically, with respect to the relevant ISG Fund, upon consummation of the reorganization of such ISG Fund.

INFORMATION ABOUT FANB

                  FANB has served as the investment adviser to the ISG Funds since February 15, 1994, the date the ISG Funds were established. FANB is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), providing investment management services to individuals and institutional clients. FANB's address is 315 Deaderick Street, Nashville, Tennessee 37237. FANB, a national banking association, is a wholly-owned subsidiary of AmSouth Bancorporation. FANB and its affiliates provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts and investment advisory services. As of June 30, 1999, FANB and its affiliates had approximately $11 billion under trust and approximately $6 billion under management. AmSouth Bancorporation is a registered bank holding company and a financial services company headquartered in Birmingham, Alabama. Through its related banking subsidiaries, including AmSouth Bank, AmSouth Bancorporation provides retail and commercial banking and trust operation services. On DATE, AmSouth Bancorporation and its affiliates had total assets of approximately $__________ under trust and approximately $ __________ under management. The principal executive officer and directors of AmSouth Bank are listed in Appendix H.

DIRECTORS' CONSIDERATIONS

         The New Advisory Agreement was unanimously approved on behalf of each ISG Fund by the Company's Board of Directors, including the Independent Board Members, at a meeting held on September 22, 1999. The

Directors considered information relating to FANB, AmSouth Bancorporation, AmSouth Bank and the consolidated entity that would result from the consummation of the Merger, including information provided by AmSouth Bank concerning its capabilities and expertise in serving as investment adviser to the ISG Funds. The Directors reviewed the terms of the New Advisory Agreement and noted that the New Advisory Agreement is identical to the Former Advisory Agreement, except for its date and the escrow provisions.

                  Specifically, in connection with approval of the New Advisory Agreement on behalf of each ISG Fund, the Board considered that the terms of the Merger did not require or result in any changes in the ISG Funds' investment objectives or policies, the investment management or operation of the ISG Funds, the investment personnel managing the ISG Funds, or the shareholder services or other business activities of the ISG Funds.

                  In approving the New Advisory Agreement, the Board noted FANB's record of service to the ISG Funds and the expectation that the Merger should not have any material adverse effect on the ISG Funds' ongoing operations or on the extent or quality of services provided to the ISG Funds, or increase the cost to the ISG Funds of such services.

                  Section 15(f) of the 1940 Act provides that in connection with the sale of any interest in any investment adviser which results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the ISG Funds, or an affiliated person of such investment adviser, may receive any amount or benefit if (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the transaction, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above. The Board has requested and received a written representation from FANB and assurances from AmSouth Bancorporation that no "unfair burden" will be imposed on the ISG Funds as a result of the Merger and the proposed transactions.

                  Based upon the considerations set forth above, the Directors have determined that the New Advisory Agreement is in the best interest of each ISG Fund and its shareholders. In addition, management expects that there will be no diminution in the scope and quality of services provided to ISG as a result of these transactions. In fact, as described above, the New Advisory Agreement is identical in all material respects, except as to its date and the escrow provisions, as the Former Advisory Agreement. The Board believes that the ISG Funds will receive investment management services under the New Advisory Agreement equivalent to those that they received under the Former Advisory Agreement, and at the same fee and expense levels.

REQUIRED VOTE AND DIRECTORS' RECOMMENDATION

                  With respect to each ISG Fund, approval of this proposal requires the affirmative vote of (a) 67% of the ISG Fund's voting securities present at this Meeting, if the holders of more than 50% of the ISG Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the ISG Fund's outstanding voting securities, whichever is less.

THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT BOARD MEMBERS,
RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW ADVISORY AGREEMENT.

PROPOSAL 3:  APPROVAL OR DISAPPROVAL OF THE NEW SUB-ADVISORY AGREEMENTS

         A. NEW SUB-ADVISORY AGREEMENT BETWEEN FANB AND BENNETT LAWRENCE MANAGEMENT (APPLIES ONLY TO ISG MID-CAP FUND)

                  As indicated above, consummation of the Merger caused a change in ownership of FANB which, in turn, automatically terminated the Former Bennett Lawrence Sub-Advisory Agreement. Thus, although the Merger had no effect on Bennett Lawrence, the change in ownership of FANB requires approval by the Shareholders of ISG Mid-Cap Fund of a new Sub-Advisory Agreement (the "New Bennett Lawrence Sub-Advisory Agreement") between FANB, with respect to the ISG Mid-Cap Fund, and Bennett Lawrence. A copy of the New Bennett Lawrence Sub-Advisory Agreement is attached as Appendix E to this Prospectus/Proxy Statement.

                  The terms of the New Bennett Lawrence Sub-Advisory Agreement are identical in all material respects to the Former Bennett Lawrence Sub-Advisory Agreement, except for the effective date, which, in the case of the New Bennett Lawrence Sub-Advisory Agreement, is the Merger date, and the escrow provisions.

                  The Former Bennett Lawrence Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the Independent Board Members on August 12, 1998.

                  Pursuant to the terms of the Former Bennett Lawrence Sub-Advisory Agreement and the New Bennett Lawrence Sub-Advisory Agreement, subject to the direction of FANB, Bennett Lawrence makes all determinations with respect to the ISG Mid-Cap Fund's investments other than cash and cash equivalents, and takes such steps as may be necessary to implement such determinations, including the placement of purchase and sale orders on behalf of the ISG Mid-Cap Fund.

                  The Former Bennett Lawrence Sub-Advisory Agreement and the New Bennett Lawrence Sub-Advisory Agreement provide that Bennett Lawrence will pay the expenses incurred by it and its staff in connection with the performance of its services under each Bennett Lawrence Sub-Advisory Agreement, including the payment of salaries of all officers and employees who are employed by Bennett Lawrence. Under the Former Bennett Lawrence Sub-Advisory Agreement and the New Bennett Lawrence Sub-Advisory Agreement, FANB has agreed to pay Bennett Lawrence an annual fee based on the average daily net assets of the Mid-Cap Fund as follows: 0.75% of the average daily net assets on the first $25 million; 0.625% of the average daily net assets on the next $50 million; 0.50% of the average daily net assets on assets in excess of $75 million. Applying the foregoing formula to the ISG Mid-Cap Fund's level of net assets on DATE, Bennett Lawrence would be entitled to a sub-advisory fee from FANB equal to ____% of the ISG Mid-Cap Fund's average daily net assets. THE FEE ARRANGEMENT BETWEEN FANB AND BENNETT LAWRENCE MANAGEMENT IS IDENTICAL IN THE FORMER BENNETT LAWRENCE SUB-ADVISORY AGREEMENT AND THE NEW BENNETT LAWRENCE SUB-ADVISORY AGREEMENT.

                  The New Bennett Lawrence Sub-Advisory Agreement provides that, if approved by shareholders of the ISG Mid-Cap Fund, it will remain in effect until December 31, 2000 and may continue in effect for successive one-year periods thereafter, provided such continuance is specifically approved at least annually by vote of a majority of Directors, including a majority of the Independent Board Members, cast in person at a meeting called for the purpose of voting on such approval. Bennett Lawrence has the right, in any year, to notify FANB in writing, at least 60 days before the New Bennett Lawrence Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Bennett Lawrence Sub-Advisory Agreement. The New Bennett Lawrence Sub-Advisory Agreement may be terminated by the Directors at any time without penalty, or by a vote of a majority of the outstanding shares of the ISG Mid-Cap Fund on 60 days' written notice. The New Bennett Lawrence Sub-Advisory Agreement will automatically terminate in the event of its assignment (as such term is defined in the 1940 Act) or in the event of the termination of ISG's then-effective advisory agreement with FANB. If the Transaction is approved by shareholders, then Bennett Lawrence will serve as Sub-Adviser to the AmSouth Mid Cap Fund.

                  If the New Bennett Lawrence Sub-Advisory Agreement and the New Advisory Agreement are approved by shareholders of the ISG Mid-Cap Fund, the New Bennett Lawrence Sub-Advisory Agreement will become effective as of October 1, 1999. If the New Advisory Agreement is approved but the New Bennett Lawrence Sub-Advisory Agreement is not approved by the shareholders of the ISG Mid-Cap Fund, FANB would be fully responsible for the Fund's investment activities. If neither the New Advisory Agreement nor the New Bennett Lawrence Sub-Advisory Agreement is approved by the shareholders of the ISG Mid-Cap Fund, the Board of Directors will consider what actions should be taken.

DIRECTORS' CONSIDERATIONS

                  The New Bennett Lawrence Sub-Advisory Agreement was unanimously approved on behalf of the ISG Mid-Cap Fund by the Company's Board of Directors, including the Independent Board Members, at a meeting held on September 22, 1999. The Directors considered information relating to Bennett Lawrence, FANB, AmSouth Bancorporation, AmSouth Bank and the consolidated entity that would result from the completion of the Merger. The Board considered Bennett Lawrence Management's capabilities and expertise in serving as sub-adviser to the ISG Mid-Cap Fund. The Directors reviewed the terms of the New Bennett Lawrence Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Bennett Lawrence Management as they were under the Former Bennett Lawrence Sub-Advisory Agreement.

                  The section entitled "Directors' Considerations" under Proposal 2 discusses additional factors considered by the Directors, as well as matters such as "assignment" of an investment advisory Agreement and "unfair burden" with respect to the realization of a profit by FANB or its parent as a result of the Merger. These statements are also applicable to shareholders of the ISG Mid-Cap Fund with respect to the ratification and approval or disapproval of the New Bennett Lawrence Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Bennett Lawrence Sub-Advisory Agreement.

REQUIRED VOTE AND DIRECTORS' RECOMMENDATION

                  With respect to ISG Mid-Cap Fund, approval of this proposal requires the affirmative vote of (a) 67% of the ISG Mid-Cap Fund's voting securities present at this meeting, if the holders of more than 50% of the ISG Mid-Cap Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the ISG Mid-Cap Fund's outstanding voting securities, whichever is less.

THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT BOARD MEMBERS,
RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW BENNETT LAWRENCE SUB-ADVISORY AGREEMENT.

         B. NEW SUB-ADVISORY AGREEMENT BETWEEN FANB AND LAZARD (APPLIES ONLY TO ISG INTERNATIONAL EQUITY FUND)

                  As indicated above, consummation of the Merger caused a change in ownership of FANB which, in turn, automatically terminated the Former Lazard Sub-Advisory Agreement. Thus, although the Merger had no effect on Lazard, the change in ownership of FANB requires approval by the Shareholders of ISG International Equity Fund of a new Sub-Investment Advisory Agreement (the "New Lazard Sub-Advisory Agreement") between

FANB, with respect to the ISG International Equity Fund, and Lazard. A copy of the New Lazard Sub-Advisory Agreement is attached as Appendix F to this Prospectus/Proxy Statement.

                  The terms of the New Lazard Sub-Advisory Agreement are identical in all material respects to the Former Lazard Sub-Advisory Agreement, except for the effective date, which, in the case of the New Lazard Sub-Advisory Agreement, is the Merger date, and the escrow provisions.

                  The Former Lazard Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the Independent Board Members on May 14, 1998.

                  Under the terms of the Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement, subject to the direction of FANB, Lazard makes all determinations with respect to the ISG International Equity Fund's investments and takes all steps as may be necessary to implement its investment decisions, including the placement of purchase and sale orders on behalf of the ISG International Equity Fund.

                  The Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement provide that Lazard will pay the expenses incurred by it and its staff in connection with the performance of its services under each Lazard Sub-Advisory Agreement, including the payment of salaries of all officers and employees who are employed by Lazard. FANB will pay Lazard an annual sub-advisory fee equal to 0.50% of the average daily net assets of the ISG International Equity Fund. The sub-advisory fee is calculated by FANB, is accrued daily, and paid monthly, to Lazard. THE FEE ARRANGEMENT BETWEEN FANB AND LAZARD IS IDENTICAL IN THE FORMER LAZARD SUB-ADVISORY AGREEMENT AND THE NEW LAZARD SUB-ADVISORY AGREEMENT.

                  If approved by shareholders of the ISG International Equity Fund at the Meeting, the New Lazard Sub-Advisory Agreement will remain in effect until December 31, 2000, unless terminated, and may be continued from year to year thereafter by the Board of Directors. The continuation of the New Lazard Sub-Advisory Agreement must be approved by a majority vote of the Directors, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Lazard has the right, in any year, to notify FANB in writing at least 60 days before the New Lazard Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Lazard Sub-Advisory Agreement. The Directors, or a majority of the outstanding voting shares of the ISG International Equity Fund, may terminate the New Lazard Sub-Advisory Agreement at any time without penalty by giving Lazard 60 days' written notice. The New Lazard Sub-Advisory Agreement will terminate automatically in the event of any assignment (as defined in the 1940 Act) or in the event of the termination of the Advisor Agreement with FANB. If the Transaction is approved by shareholders, then Lazard will serve as Sub-Adviser to the AmSouth International Equity Fund.

                  If the New Lazard Sub-Advisory Agreement and the New Advisory Agreement are approved by shareholders of the ISG International Equity Fund, the New Lazard Sub-Advisory Agreement will become effective as of October 1, 1999. If the New Advisory Agreement is approved but the New Lazard Sub-Advisory Agreement is not approved by the shareholders of the ISG International Equity Fund, FANB would be fully responsible for the ISG International Equity Fund's investment activities. If neither the New Advisory Agreement nor the New Lazard Sub-Advisory Agreement is approved by the shareholders of the ISG International Equity Fund, the Board of Directors will consider what actions should be taken.

DIRECTORS' CONSIDERATIONS

                  The Lazard New Sub-Advisory Agreement was unanimously approved on behalf of the ISG International Equity Fund by the Company's Board of Directors, including the Independent Board Members, at a meeting held on September 22, 1999. The Directors considered information relating to Lazard, FANB, AmSouth Bancorporation, AmSouth Bank and the consolidated entity that would result from the completion of the Merger. The Board considered Lazard's capabilities and expertise in serving as sub-adviser to the ISG International Equity Fund. The Directors reviewed the terms of the New Lazard Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Lazard as they were under the Former Lazard Sub-Advisory Agreement. It was noted that Lazard has served as the sub-adviser to the ISG International Equity Fund's predecessor since its inception.

                  The section entitled "Directors' Considerations" under Proposal 2 discusses additional factors considered by the Directors, as well as matters such as "assignment" of an investment advisory Agreement and "unfair burden" with respect to the realization of profit by FANB or its parent as a result of the Merger. These statements are also applicable to shareholders of the ISG International Equity Fund with respect to the ratification and approval or disapproval of the New Lazard Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Lazard Sub-Advisory Agreement.

REQUIRED VOTE AND DIRECTORS' RECOMMENDATION

                  With respect to ISG International Equity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the ISG International Equity Fund's voting securities present at this meeting, if the holders of more than 50% of the ISG International Equity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the ISG International Equity Fund's outstanding voting securities, whichever is less.

THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT BOARD MEMBERS,
RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW LAZARD SUB-ADVISORY AGREEMENT.

         C. NEW SUB-ADVISORY AGREEMENT BETWEEN FANB AND WOMACK (APPLIES ONLY TO ISG SMALL-CAP OPPORTUNITY FUND)

                  As indicated above, consummation of the Merger caused a change in ownership of FANB which, in turn, automatically terminated the Former Womack Sub-Advisory Agreement. Thus, although the Merger had no effect on Womack, the change in ownership of FANB requires approval by the Shareholders of ISG Small-Cap Opportunity Fund of a new Sub-Advisory Agreement (the "New Womack Sub-Advisory Agreement") between FANB, with respect to the ISG Small-Cap Opportunity Fund, and Womack. A copy of the New Womack Sub-Advisory Agreement is attached as Appendix G to this Prospectus/Proxy Statement.

                  The terms of the New Womack Sub-Advisory Agreement are identical in all material respects to the Former Womack Sub-Advisory Agreement, except for the effective date, which, in the case of the New Womack Sub-Advisory Agreement, is the Merger date, and the escrow provisions.

                  The Former Womack Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the Independent Board Members on May 14, 1998.

                  Pursuant to the terms of the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, subject to the direction of FANB, Womack makes all determinations with respect to the ISG Small-Cap Opportunity Fund's investments, and takes such steps as may be necessary to implement such determinations, including the placement of purchase and sale orders on behalf of the ISG Small-Cap Opportunity Fund.

                  The Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement provide that Womack will pay the expenses incurred by it and its staff in connection with the performance of its services under each Womack Sub-Advisory Agreement, including the payment of salaries of all officers and employees who are employed by Womack. Under the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, FANB will pay Womack a monthly fee at the annual rate of .35% of the average daily net assets of the Small-Cap Opportunity Fund. THE FEE ARRANGEMENT BETWEEN FANB AND WOMACK

IS IDENTICAL IN THE FORMER WOMACK SUB-ADVISORY AGREEMENT AND THE NEW WOMACK SUB-ADVISORY AGREEMENT.

                  The New Womack Sub-Advisory Agreement provides that, if approved by shareholders of the ISG Small-Cap Opportunity Fund, it will remain in effect until December 31, 2000 unless terminated, and will continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by vote of a majority of Directors, including a majority of the Independent Board Members, cast in person at a meeting called for the purpose of voting on such approval. Womack has the right, in any year, to notify FANB in writing, at least 60 days before the New Womack Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Womack Sub-Advisory Agreement. The New Womack Sub-Advisory Agreement may be terminated by the Directors at any time without penalty, or by a vote of a majority of the outstanding shares of the ISG Small-Cap Opportunity Fund on 60 days' written notice. The New Womack Sub-Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act) or in the event of the termination of ISG's then-effective advisory agreement with FANB. If the Transaction is approved by shareholders, then Sawgrass Asset Management, Inc. will serve as Sub-Adviser to the AmSouth Small Cap Fund, and Womack will no longer serve as Sub-Adviser to the AmSouth Small Cap Fund.

                  If the New Womack Sub-Advisory Agreement and the New Advisory Agreement are approved by shareholders of the ISG Small-Cap Opportunity Fund, the New Womack Sub-Advisory Agreement will become effective as of October 1, 1999. If the New Advisory Agreement is approved but the New Womack Sub-Advisory Agreement is not approved by the shareholders of the ISG Small-Cap Opportunity Fund, FANB would be fully responsible for the Fund's investment activities. If neither the New Advisory Agreement nor the New Womack Sub-Advisory Agreement is approved by the shareholders of the ISG Small-Cap Opportunity Fund, the Board of Directors will consider what actions should be taken.

DIRECTORS' CONSIDERATIONS

                  The New Womack Sub-Advisory Agreement was unanimously approved on behalf of the ISG Small-Cap Opportunity Fund by the Company's Board of Directors, including the Independent Board Members, at a meeting held on September 22, 1999. The Directors considered information relating to Womack, FANB, AmSouth Bancorporation, AmSouth Bank and the consolidated entity that would result from the completion of the Merger. The Board considered Womack's capabilities and expertise in serving as sub-adviser to the ISG Small-Cap Opportunity Fund. The Directors reviewed the terms of the New Womack Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Womack as they were under the Former Womack Sub-Advisory Agreement. It was also noted that Womack has served as the sub-adviser to the ISG Small-Cap Opportunity Fund's predecessor since March 1997, and that Mr. Womack has acted as the Fund's portfolio manager since its inception.

                  The section entitled "Directors' Considerations" under Proposal 2 discusses additional factors considered by the Directors, as well as matters such as "assignment" of an investment advisory Agreement and "unfair burden" with respect to the realization of a profit by FANB or its parent as a result of the Merger. These statements are also applicable to shareholders of the ISG Small-Cap Opportunity Fund with respect to the ratification and approval or disapproval of the New Womack Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Womack Sub-Advisory Agreement.

REQUIRED VOTE AND DIRECTORS' RECOMMENDATION

                  With respect to ISG Small-Cap Opportunity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the ISG Small-Cap Opportunity Fund's voting securities present at this meeting, if the holders of more than 50% of the ISG Small-Cap Opportunity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the ISG Small-Cap Opportunity Fund's outstanding voting securities, whichever is less.

THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW WOMACK SUB-ADVISORY AGREEMENT.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

                  AmSouth Bancorporation and its subsidiaries, AmSouth Bank and FANB may be deemed to have an interest in the Agreement and Plan of Reorganization and the Transaction because AmSouth Bank and First American National Bank provide investment advisory services to the AmSouth Funds and the ISG Funds, respectively, pursuant to separate advisory agreements with each Fund group. AmSouth Bank and First American National Bank receive compensation from the AmSouth Funds and the ISG Funds, respectively, for services they provide pursuant to these agreements. The terms and provisions of these arrangements are described in the AmSouth and ISG Prospectuses. In addition, AmSouth Bank also serves as custodian and sub-administrator to the AmSouth Funds for which services it receives a fee as described in the AmSouth Prospectuses. AmSouth Bank may also act as a service provider pursuant to the Shareholder Services Plan adopted by AmSouth for which services it would also receive a fee as described in the AmSouth Prospectuses.

                                THE AMSOUTH FUNDS

GENERAL

         For a general discussion of the AmSouth Funds, see the AmSouth Prospectuses. For the convenience of ISG shareholders, certain cross-references to those prospectuses are set forth below.

FINANCIAL INFORMATION

         For information on per-share income and capital changes of an AmSouth Fund, see "Financial Highlights" in the AmSouth Prospectus pertaining to such Fund.

EXPENSES

         For a discussion of an AmSouth Fund's expenses, see "Fee Table" in the AmSouth Prospectus pertaining to such Fund.

INVESTMENT OBJECTIVES AND POLICIES

         For a discussion of an AmSouth Fund's investment objective and policies, see "Investment Objective" and "Investment Policies" in the AmSouth Prospectus pertaining to such Fund.

TRUSTEES

         Overall responsibility for management of AmSouth rests with its Board of Trustees who are elected by the shareholders of AmSouth. There are currently five Trustees, one of whom is considered to be an "interested person" of AmSouth as defined in the 1940 Act. The Trustees, in turn, elect the officers of AmSouth to supervise actively its day-to-day operations.

         The Trustees of AmSouth, their addresses and principal occupations during the past five years are set forth as follows:

                                                    POSITION(S) HELD      PRINCIPAL OCCUPATION
NAME AND ADDRESS                        AGE           WITH AMSOUTH        DURING PAST 5 YEARS
----------------                        ---         ----------------      -------------------
J. David Huber*                         53            Chairman            From June 1987 to present, employee of
3435 Stelzer Road                                                         BISYS Fund Services Limited Partnership
Columbus, Ohio  43219

Dick D. Briggs, Jr., M.D.               65            Trustee             From September 1989 to present,
459 DER Building                                                          Emeritus Professor and Eminent Scholar
1808 7th Avenue South                                                     Chair, Univ. of Alabama at Birmingham;
UAB Medical Center                                                        from October 1979 to present,
Birmingham, Alabama  35294                                                Physician, Univ. of Alabama Health
                                                                          Services Foundation; from 1981 to
                                                                          1995, Professor and Vice Chairman,
                                                                          Dept. of Birmingham School of
                                                                          Medicine; from 1988 to 1992,
                                                                          President, CEO and Medical Director,
                                                                          Univ. of Alabama Health Services
                                                                          Foundation


Wendell D. Cleaver                      64            Trustee             From September 3, 1993 to present,
209 Lakewood Drive, West                                                  retired; from December 1988 to August
Mobile, Alabama  36608                                                    1993, Executive Vice President, Chief
                                                                          Operating Officer and Director, Mobile
                                                                          Gas Service Corporation


Homer H. Turner, Jr.                    71            Trustee             From June 1991 to present, retired;
751 Cary Drive                                                            until June 1991, Vice President,
Auburn, Alabama  36830-2505                                               Birmingham Division, Alabama Power
                                                                          Company


James H. Woodward, Jr.                  59            Trustee             From July 1989 to present, chancellor,
The University of North                                                   The University of North Carolina at
Carolina at Charlotte                                                     Charlotte; from April 1997 to present,
Charlotte, North Carolina  28223                                          Trustee, BISYS Variable Insurance
                                                                          Funds; from 1996 to present, Trustee,
                                                                          the Sessions Group; from August 1984
                                                                          to July 1989, Senior Vice President,
                                                                          University College, University of
                                                                          Alabama at Birmingham

* Mr. Huber is considered to be an "interested person" of AmSouth as defined in the 1940 Act.


INVESTMENT ADVISER

         For a discussion of AmSouth Bank and the services performed by it and its fees with respect to an AmSouth Fund, see "The Adviser" in the AmSouth Prospectus pertaining to such Fund. For a discussion of Lazard, which serves as sub-adviser to AmSouth International Equity, Bennett Lawrence, which serves as sub-adviser to AmSouth Mid Cap, Rockhaven Asset Management, LLC, which serves as sub-adviser to AmSouth Equity Income, and Sawgrass Asset Management, LLC, which serves as sub-adviser to AmSouth Small Cap, see "The Sub-Adviser" in the applicable AmSouth Prospectuses.

ADMINISTRATOR

         For a discussion of ASO Services Company's activities as the AmSouth Funds' administrator, the services performed by it and its fees with respect to an AmSouth Fund, see "The Administrator" in the AmSouth Prospectus pertaining to such Fund.

DISTRIBUTOR

         For a discussion of the Distributor's activities, see "The Distributor" in any AmSouth Prospectus.

SHARES

         For a discussion of voting rights of the AmSouth Funds, see "Miscellaneous" in any AmSouth Prospectus.

REDEMPTION OR REPURCHASE OF SHARES

         For a discussion concerning redemption or repurchase of shares of the AmSouth Funds, see "Redemption of Shares" in any AmSouth Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         For a discussion of the AmSouth Funds' policies with respect to dividends and distributions of an AmSouth Fund, see "Dividends" in the AmSouth Prospectus pertaining to such Fund.

EXCHANGE PRIVILEGES

         For a discussion of an AmSouth shareholder's right to exchange particular Class shares of an AmSouth Fund for other Class shares of the same AmSouth Fund, or the same Class shares or other Class shares of another AmSouth Fund, see "Exchange Privileges" in any AmSouth Prospectus.

LEGAL PROCEEDINGS

         There are no pending material legal proceedings to which AmSouth is a party.

SHAREHOLDER INQUIRIES

         Shareholder inquiries relating to the AmSouth Funds may be addressed to AmSouth's administrator by writing to ASO Services Company, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-451-8382.

                                    ISG FUNDS

GENERAL

         For a general discussion of the ISG Funds, see the ISG Prospectuses. For the convenience of ISG shareholders, certain cross-references to the ISG Prospectuses are set forth below.

FINANCIAL INFORMATION

         For information on per share income and capital changes of an ISG Fund, see "Financial Highlights" in the ISG Prospectus pertaining to such Fund.

EXPENSES

         For a discussion of an ISG Fund's expenses, see "Description of the Funds -- Objectives, Risk/Return and Expenses -- Fees and Expenses" in the ISG Prospectus pertaining to such Fund.

INVESTMENT OBJECTIVES AND POLICIES

         For a discussion of an ISG Fund's investment objective and policies, see "Description of the Funds -- Objectives, Risk/Return and Expenses -- Investment Objective" and "Principal Investment Strategies" in the ISG Prospectus.

DIRECTORS

         Overall responsibility for management of the ISG Funds rests with the Company's Board of Directors. There are currently five Directors, one of whom is considered to be an "interested person" of the ISG Funds as defined in the 1940 Act. The Directors, in turn, elect the officers of the Company to supervise actively its day-to-day operations.

         The Directors of ISG Funds their addresses and principal occupations during the past five years are set forth as follows:


                                                    POSITION(S) HELD          PRINCIPAL OCCUPATION
NAME AND ADDRESS                        AGE           WITH AMSOUTH            DURING PAST 5 YEARS
----------------                        ---         ----------------          -------------------
William B. Blundin*                     60          President and             An employee of BISYS Fund Services,
90 Park Avenue                                      Chairman of the Board     Inc., general partner of the Distributor.
New York, New York  10016                           of Directors              Mr. Blundin also is an officer of other
                                                                              investment companies administered by the
                                                                              Administrator or its affiliates

Norma A. Coldwell                       72          Director                  International Economist and Consultant;
3330 Southwestern Boulevard                                                   Executive Vice President of Coldwell
Dallas, Texas  75225                                                          Financial Consultants; Trustee and
                                                                              Treasurer of Meridian House International
                                                                              (International Education and Cultural
                                                                              Group); Member of the Board of Advisors
                                                                              of Meridian International Center and
                                                                              Emerging Capital markets, S.A.
                                                                              (Montevideo, Uruguay): formerly, Chief
                                                                              International Economist of Riggs National
                                                                              Bank, Washington, D.C.

Richard H. Francis                      66          Director                  Former Executive Vice President and Chief
40 Grosvenor Road                                                             Financial Officer of Pan American World
Short Hills, New Jersey 07078                                                 Airways, Inc., March 1988 to October
                                                                              1991; Senior Vice President and Chief
                                                                              Financial Officer of American Standard
                                                                              Inc., 1960 to March 1988. Mr. Francis is
                                                                              a director of Allendale Mutual Insurance
                                                                              and The Indonesia Fund, Inc.

William W. McInnees                     48          Director                  Private investor.  From July 1978 to
116 30th Avenue South                                                         February 1993, he was Vice-President--
Nashville, Tennessee  37212                                                   Finance and Treasurer of Hospital Corp.
                                                                              of America.  He is also a director of Gulf
                                                                              South Medical Supply and Diversified
                                                                              Trust Co.

Robert A Robertson                      71          Director                  Private investor.  Since 1991, President
2 Hathaway Common                                                             Emeritus, and from 1968 to 1991, President
New Canaan, Connecticut  06840                                                of The Church Pension Group, NYC.  From
                                                                              1956 to 1966, Senior Vice President of
                                                                              Colonial Bank & Trust Co. He is also a
                                                                              director of Mariner Institutional Funds, Inc.,
                                                                               Mariner Tax-Free Institutional Funds, Inc.,
                                                                               UST Master Funds, UST Master Tax Exempt Funds,
                                                                               H.B. and F.H. Bugher Foundation,
                                                                               Morehouse-Barlow Co. Publishers, The
                                                                               Canterbury Cathedral Trust in America, The
                                                                               Living Church Foundation and Hoosac School.

* Mr. Blundin is considered to be an "interested person" of ISG as defined in the 1940 Act.

INVESTMENT ADVISER

         For a discussion of First American National Bank, and the services performed by it and its fees with respect to an ISG Fund, and of Womack, which serves as sub-adviser to ISG Small-Cap Opportunity, Lazard, which serves as sub-adviser to ISG International Equity and Bennett Lawrence, which serves as sub-adviser to ISG Mid-Cap, see "Fund Management -- Investment Adviser" in the applicable ISG Prospectus.

ADMINISTRATOR

         For a discussion of BISYS Fund Services Ohio, Inc.'s activities as the ISG Funds' administrator, the services performed by it and its fees with respect to an ISG Fund, see "Fund Management -- Administrator and Distributor," in the ISG Prospectus pertaining to such Fund.

DISTRIBUTOR

         For a discussion of the Distributor's activities, see "Fund Mangement -- Administrator and Distributor" in any ISG Prospectus.

SHARES

         For a discussion of voting rights of the ISG Funds, see "Voting Rights" in any ISG Statement of Additional Information.

REDEMPTION OR REPURCHASE OF SHARES

         For a discussion concerning redemption or repurchase of shares of the ISG Funds, see "Shareholder Information -- Selling Your Shares" in any ISG Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         For a discussion of the ISG Funds' policies with respect to dividends and distributions of an ISG Fund, see "Shareholder Information -- Dividends, Distributions and Taxes" in the ISG Prospectus pertaining to such Fund.

EXCHANGE PRIVILEGES

         For a discussion of an ISG shareholder's right to exchange particular Class shares of an ISG Fund for particular Class shares of another ISG Fund, see "Shareholder Information -- Exchanging Your Shares" in the ISG Prospectus.

LEGAL PROCEEDINGS

         There are no pending material legal proceedings to which ISG is a party.

SHAREHOLDER INQUIRIES

         Shareholder inquiries relating to the ISG Funds may be addressed to ISG's administrator by writing to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 1-800-852-0045.

                              FINANCIAL STATEMENTS

         The financial statements and financial highlights for the ISG Funds included in the ISG Prospectuses and the related statement of additional information have been audited by KPMG LLP for the periods indicated in their report thereon which is also included in the statements of additional information. The financial statements and financial highlights audited by KPMG LLP have been incorporated herein by reference in reliance on their report given on their authority as experts in accounting and auditing. Unaudited financial statements and financial highlights for the ISG Funds for the period ended September 30, 1999 are filed herewith.

         The financial statements and financial highlights for the AmSouth Funds for each of the periods indicated therein included in the AmSouth Prospectuses and related statement of additional information have been incorporated by reference in this Combined Prospectus/Proxy Statement in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of that Firm as experts in accounting and auditing.

                               VOTING INFORMATION

         Proxies are being solicited from shareholders of each ISG Fund by the Company's Directors for the Special Meeting of Shareholders to be held on February 11, 2000, at the office of BISYS Fund Services, 3534

Stelzer Road, Columbus, OH 43219 at TIME p.m., Eastern time, or at such later time made necessary by adjournment. A proxy may be revoked at any time at or before the meeting by submitting to ISG a subsequently dated proxy, delivering a written notice of revocation to ISG at LOCATION. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Agreement and Plan of Reorganization. The Transaction contemplated by the Agreement and Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each ISG Fund voting separately as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Directors will consider possible alternative arrangements in the best interests of the ISG Fund and shareholders.

         Proxies are being solicited by mail. Shareholders of record of each ISG Fund at the close of business on December 2, 1999 (the "Record Date"), will be entitled to vote at the Special Meeting of Shareholders or any adjournment thereof. The holders of one-third of votes attributable to the outstanding voting shares of an ISG Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the shares of an ISG Fund entitled to vote on the Transaction is necessary to approve the Transaction. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.

         Votes cast by proxy, telephone, Internet or in person at the meeting will be counted by the inspector of election appointed by ISG. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

         As of DATE, the officers and Directors of ISG Funds as a group beneficially owned less than 1% of the outstanding shares of Class A, Class B and Institutional Class shares of any of the ISG Funds. As of DATE, 1999, to the best of the knowledge of ISG Funds, the following shareholders owned beneficially 5% or more of the indicated Fund and Class:

Name and Address                                                                Percent of Ownership
----------------                                                                --------------------
ISG CAPITAL GROWTH FUND:

JC Bradford Company                                                             ____________% (Class A Shares)
F/B/O Robert Jernigan
330 Commerce Street
Nashville, TN  37201-1899

FTC & Company                                                                   ____________% (Class A Shares)
Attn:  Datalynx No. 106
P.O. Box 173736
Denver, CO  80217-3736

First American National Bank                                                    ____________% (Class A Shares)
Attn:  ISG Investment Management and Trust                                      ____________% (Institutional Class)
800 First American Center
Nashville, TN  37237

ISG EQUITY INCOME FUND:
First American National Bank                                                    ____________% (Class A Shares)
Attn:  ISG Investment Management and Trust                                      ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

ISG LARGE-CAP EQUITY FUND:
First American National Bank                                                    ____________% (Institutional Shares)
Attn:  ISG Investment Management and Trust
800 First American Center
Nashville, TN  37237

NFSC FEBO FAN-156833
Charles T. Duke                                                                 ____________% (Class B Shares)
206 Bonnabrook Drive
Hermitage, TN  37076

NFSC FEBO FAN-158690
Patricia A. Estes                                                               ____________% (Class B Shares)
104 Bill Stewart Blvd.
Lavergne, TN  37086

NFSC FEBO FAN-159417
Albert Don Taylor                                                               ____________% (Class B Shares)
7492 Nolensville Road
Nolensville, TN  37135

ISG SMALL-CAP OPPORTUNITY FUND:
First American National Bank
Attn:  ISG Investment Management and Trust                                      ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

NFSC FEBO FAE-004251
First American National Bank, Custodian                                         ____________% (Class B Shares)
738 Tobylynn Drive
Nashville, TN  37211

NFSC FEBO FAE-110625
Rhonda K. Sheppard, Custodian                                                   ____________% (Class B Shares)
532 Emily Drive
Smyrna, TN  37167

NFSC FEBO FAE-110833
Rhonda K. Sheppard, Custodian                                                   ____________% (Class B Shares)

532 Emily Drive
Smyrna, TN  37167

NFSC FEBO FAE-110833
Janis G. Lopez                                                                  ____________% (Class B Shares)
2723 Albany Court
Murfreesboro, TN  37219

Sanwa Bank of California
Wilshire Associates, Inc.                                                       ____________% (Class A Shares)
444 Market Street, 23rd Floor
San Francisco, CA  94111-5325

JC Bradford Company
RCIP Limited Partners 1                                                         ____________% (Class A Shares)
330 Commerce Street
Nashville, TN  37201-1899

ISG INCOME FUND:
First American National Bank
Attn:  ISG Investment Management and Trust                                      ____________% (Class A Shares)
800 First American Center                                                       ____________% (Institutional Shares)
Nashville, TN  37237

NFSC FEBO FAN-107280
Mary M. McGavock                                                                ____________% (Class B Shares)
115 Woodmont Blvd., Apt. 220
Nashville, TN  37205

NFSC FEBO FAE-033243                                                            ____________% (Class B Shares)
NFSC FEBO FAN-109630
Mildred V. Morgan                                                               ____________% (Class B Shares)
1449 Fosterville Loop
Bell Buckle, TN  37020

ISG LIMITED TERM U.S. GOVERNMENT FUND:
First American National Bank
Attn:  ISG Investment Management and Trust                                      ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

Martha D. Waller
Martha Sue Waller                                                               ____________% (Class A Shares)
2615 Poplar Springs Drive
Meridian, MS  38305-4614

Anderson Support and Equipment Foundation, Inc.
1400 20th Avenue                                                                ____________% (Class A Shares)
Meridian, MS  38301-4103

National Financial Services Corp.
Raspberry Comm. Properties, L.P.                                                ____________% (Class B Shares)
800 Spring Street S
Bethany, LA  71007-9532

NFSC FEBO FAN-107280
Mary M. McGarock                                                                ____________% (Class B Shares)
115 Woodmont Blvd. Apt. 220
Nashville, TN  37205

NFSC FEBO FAD-029864
Ruby Page Morton                                                                ____________% (Class B Shares)
521 Fairfax Avenue
Nashville, TN  37212

NFSC FEBO FAN-092312
Lois B. Hoge                                                                    ____________% (Class B Shares)
20 Ridge Road
Westminster, MD  21157

NFSC FEBO FAN-103012
Mary L. Binkley                                                                 ____________% (Class B Shares)
309 Chesterfield Circle
Madison, TN  37115

NFSC FEBO FAN-137383
Beatrice P. Rushing                                                             ____________% (Class B Shares)
430 Forrest Avenue
Jackson, TN  38301

NFSC FEBO FAP-068025
First American National Bank, Custodian                                         ____________% (Class B Shares)
306 Dye Road
Bell Buckle, TN  37020

NFSC FEBO FAN-155306
Woodrow W. Billips                                                              ____________% (Class B Shares)
3701 Woodlawn Drive
Nashville, TN  37215

ISG LIMITED TERM TENNESSEE TAX-EXEMPT FUND:
First American National Bank
Attn:  ISG Investment Management & Trust                                        ____________% (Class A Shares)
800 First American Center
Nashville, TN  37237

NFSC FEBO FAN-000078
Rose S. Kennon                                                                  ____________% (Class B Shares)

1603 Tyne Blvd.
Nashville, TN  37216

NFSC FEBO FAD-024937
Mary Ann Pangle                                                                 ____________% (Class B Shares)
3916 Caylor Drive
Nashville, TN  37215

NFSC FEBO FAD-027499
Thomas I. Sutton                                                                ____________% (Class B Shares)
4616 Tara Drive
Nashville, TN  37215

NFSC FEBO FAN-059580
Floyd W. Rhew                                                                   ____________% (Class B Shares)
5009 D. Camelot Drive
Columbia, TN  38401

NFSC FEBO FAN-090565
Mary Dye                                                                        ____________% (Class B Shares)
1913 Truett Street
Nashville, TN  37206
Name and Address

NFSC FEBO FAN-109183
Louese H. Peace                                                                 ____________% (Class B Shares)
7919 Lakeview Heights
Baxter, TN  39544

NFSC FEBO FAN-142115
Yvonne P. Benson                                                                ____________% (Class B Shares)
4409 Belmont Terrace #246
Nashville, TN  37215

ISG TENNESSEE TAX-EXEMPT FUND:
First American National Bank
Attn:  ISG Investment Management & Trust                                        ____________% (Class A Shares)
800 First American Center
Nashville, TN  37237

CoreLink Financial Inc.
P.O. Box 4054                                                                   ____________% (Class A Shares)
Concord, CA  94520

JC Bradford Company
BTC SUC TUA Jeanne A                                                            ____________% (Class A Shares)
330 Commerce Street
Nashville, TN  37201-1899

NFSC FEBO FAN-060623
James E. Richards, III                                                          ____________% (Class A Shares)

10 Castlewood Court
Nashville, TN  37215

NFSC FEBO FAN-071587
Janet Myers Trent                                                               ____________% (Class A Shares)
1400 Kenesaw Avenue, Apt. 12R
Knoxville, TN  37918

NFSC FEBO FAN-080438
Alan F. Cooper                                                                  ____________% (Class A Shares)
3305 Honeywood Drive
Johnson City, TN  37604

NFSC FEBO FAN-048933
Vivian M. Jones                                                                 ____________% (Class B Shares)
5400 Park Avenue Unit - 306
Memphis, TN  34119

NFSC FEBO FAN-128732
Emil Fay Penley                                                                 ____________% (Class B Shares)
1920 Bowster Drive, Apt C-8
Kingport, TN  37660

NFSC FEBO FAN-068340
Frances T. Harris                                                               ____________% (Class B Shares)
8045 Sunrise Circle
Franklin, TN  37067

NFSC FEBO FAN-267880
Bobby L. Jones                                                                  _____________% (Class B Shares)
9 Abbeywood Court
Nashville, TN  37215

NFSC FEBO FAN-230626
Emet R. Ray Sr.                                                                 ____________% (Class B Shares)
Mary F. Ray
802 Davis Drive
Brentwood, TN  37027

NFSC FEBO FAN-162552
Brenda K. Brasher                                                               ____________% (Class B Shares)
8244 Spring Ride Drive
Nashville, TN  37221

ISG LIMITED TERM INCOME FUND:
CoreLink Financial Inc.
P.O. Box 4054                                                                   ____________% (Class A Shares)
Concord, CA  94520

FTC & Company
P.O. Box 173736                                                                 ____________% (Class A Shares)
Denver, CO  80217-3736

First American National Bank
Attn:  ISG Investment Management and Trust                                      ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

NFSC FEBO FAN-107280
Mary M McGavook                                                                 ____________% (Class B Shares)
115 Woodmont Blvd. Apt. 220
Nashville, TN  37206

NFSC FEBO FAN-092312
Lois B. Hoge                                                                    ____________% (Class B Shares)
20 Ridge Road
Westminster, MD  21157

NFSC FEBO FAN-109630
Mildred V. Morgan                                                               ____________% (Class B Shares)
1448 Footerville Loop
Bell Buckle, TN  37020

NFSC FEBO FAN-121002
Faye Ellen Dunlap                                                               ____________% (Class B Shares)
4612 Singleton Station Road
Louisville, TN  37777

NFSC FEBO FAN-129216
Margaret H. Leeper                                                              ____________% (Class B Shares)
137 Piney Flats Road
Piney Flats, TN  37686

NFSC FEBO FAP-062073
First American National Bank, Custodian                                         ____________% (Class B Shares)
202 Windsor Terr. Road
Nashville, TN  37221

NFSC FEBO FAP-074845
First American National Bank, Custodian                                         ____________% (Class B Shares)
347 Dafoe Circle
Maryville, TN  37804

NFSC FEBO FAP-058025
First American National Bank, Custodian                                         ____________% (Class B Shares)
306 Dye Road
Bell Buckle, TN  37020

First American National Bank
First American Center                                                           ____________% (Institutional Shares)
300 Union Street
Nashville,  TN  37237

ISG PRIME MONEY MARKET FUND:
First American National Bank
Attn:  ISG Investment Management & Trust                                        ____________% (Class A Shares)
800 First American Center                                                       ___________% (Institutional Shares)
Nashville, TN  37237

National Financial Services Corp.
Exclusively for the Benefit of our Customers                                    ____________% (Class A Shares)
200 Liberty Street
New York, New York  10281

NFSC FEBO FAD-034177
Sanh Huzl Huynh                                                                 ____________% (Class B Shares)
4917 Franklin Road
Nashville, TN  37220

NFSC FEBO FAN-064009121002
William E. Brazell                                                              ____________% (Class B Shares)
127 W End
Dickson, TN  37055

NFSC FEBO FAN-104426
Norma I. Haden                                                                  ____________% (Class B Shares)
272 Sailboat Drive
Nashville, TN  37217

NFSC FEBO FAP-0065617
First American National Bank, Custodian                                         ____________% (Class B Shares)
272 Sailboat Drive
Nashville, TN  37217

NFSC FEBO FAN-102121
First American National Bank, Custodian                                         ____________% (Class B Shares)
60 Henslee Drive
Dickson, TN  37055

NFSC FEBO FAN-156019
Glynda B. Pendergrass                                                           ____________% (Class B Shares)
204 Village Circle West
Dickson, TN  37055

NFSC FEBO FAD-044407
Scott A. Moore                                                                  ____________% (Class B Shares)

753 Radiance Drive
Cordova, TN  38018

ISG TREASURY MONEY MARKET FUND:
First American National Bank
Attn:  ISG Investment Management and Trust                                      ____________% (Class A Shares)
800 First American Center                                                       ___________% (Institutional Shares)
Nashville, TN  37237

Hare & Co.
c/o The Bank of New York                                                        ____________% (Class A Shares)
Attn:  Stif/Master Note
One Wall Street
New York, NY  10286

National Financial Services Corp.
Exclusively for the Benefit of our Customers                                    ____________% (Class A Shares)
200 Liberty Street
New York, NY  10281

ISG GOVERNMENT INCOME FUND:
National Financial Services Corp.
Highland Plantation                                                             ____________% (Class A Shares)
Attn:  James D. Bell
1248 Highland Plantation Road
Greenville, MS  36701-9252

NFSC FEBO OIC 800962
Hodding Carter Memorial YMCA                                                    ____________% (Class A Shares)
1688 Fairground Road
Greenville, MS  38703-7805

NFSC FEBO BH2 379948
William F. Ford                                                                 ____________% (Class A Shares)
SH 2069
Shreveport, LA  71101-3666

NFSC FEBO BH2 190349
Johnny B. Mitchell                                                              ____________% (Class A Shares)
Mary Sue Mitchell
904 Meadowbrook Drive
West Monroe, LA  71291-5035

NFSC FEBO BH2 001392
Marie Gober                                                                     ____________% (Class A Shares)
2326 Bienville Drive
Monroe, LA  71201-2945

NFSC FEBO FAD-045543
James R. Wesson                                                                 ____________% (Class B Shares)

612 Spring House Court
Brentwood, TN  37027

First American National Bank
Attn:  ISG Investment Management & Trust                                        ___________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

ISG MUNICIPAL INCOME FUND:
Pullen Estate LP
P.O. Box 5327                                                                   ____________% (Class A Shares)
Jackson, MS  39296-5372

NFSC FEBO OIC 3-5128
Blanche R. Young                                                                ____________% (Class A Shares)
334 Williamsburg Road
Columbia, MS  36701-1948

NFSC FEBO OIC 528730
Harvey C. Sanders                                                               ____________% (Class A Shares)
Alds Sanders
P.O. Box 4387
Jackson, MS  39296-4387

NFSC FEBO OIC 215384
James A. O'Neill, Jr.                                                           ____________% (Class A Shares)
Marie D. O'Neill
2302 St. Charles Avenue, 3A
New Orleans, LA  70130-5849

NFSC FEBO OIC 560251
Cheryl Jean Jones                                                               ____________% (Class A Shares)
Max & Martha Jordan Family Trust
1175 Jordan Lane
Raymond, MS  39154-8725

BISYS Fund Services, LP
3435 Stelzer Road                                                               ____________% (Class B Shares)
Columbus, Ohio  43219-8001

First American National Bank
Attn:  ISG Investment Management & Trust                                        ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

ISG INTERNATIONAL EQUITY FUND:
Houvis & Co.
First American National Bank                                                    ____________% (Class A Shares)
RPO Legwell & Sons, Enterprises
300 Union Street, NA  0052
Nashville, TN  37237-0001

NFSC FEBO OIC 054372
John R. Nunnery                                                                 ____________% (Class A Shares)
P.O. Box 1325
Meridian, MS  39302-1325

NFSC FEBO BH2 128899
David H. Nordyke                                                                ____________% (Class A Shares)
6113 River Road
Shreveport, LA  71105-4833

NFSC FEBO OIC 176060215384
Mark A. Barger                                                                  ____________% (Class A Shares)
Lacy N. Langford
P.O. Box 296
Greenwood, MS  38936-0295

BISYS Fund Services, LP
3435 Stelzer Road                                                               ____________% (Class B Shares)
Columbus, Ohio  43219-9001

First American National Bank
Attn:  ISG Investment Management & Trust                                        ____________% (Institutional Shares)
800 First American Center
Nashville, TN  37237

ISG AGGRESSIVE GROWTH PORTFOLIO:
Lorrie D. Madden
James B. Madden                                                                 ____________% ( Class A Shares)
1954 Hunstman CR
Franklin, TN  37064

BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Institutional Shares)
Columbus, Ohio  43219-8001

ISG GROWTH PORTFOLIO:
BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Institutional Shares)
Columbus, Ohio  43219-8001

ISG GROWTH & INCOME PORTFOLIO:
BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Class A Shares)
Columbus, Ohio  43219-8001

BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Institutional Shares)
Columbus, Ohio  43219-8001

ISG MODERATE GROWTH & INCOME PORTFOLIO:
BISYS Fund Services, LP

3435 Stelzer Road                                                               __________% (Class A Shares)
Columbus, Ohio  43219-8001

BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Institutional Shares)
Columbus, Ohio  43219-8001

ISG CURRENT INCOME PORTFOLIO:
BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Class A Shares)
Columbus, Ohio  43219-8001

BISYS Fund Services, LP
3435 Stelzer Road                                                               __________% (Institutional Shares)
Columbus, Ohio  43219-8001

ISG MID-CAP FUND:



ISG TAX-EXEMPT MONEY MARKET FUND:

         The votes of the shareholders of AmSouth are not being solicited, since their approval or consent is not necessary for approval of the Agreement. As of August DATE, the officers and Trustees of AmSouth as a group beneficially owned less than 1% of the outstanding Class A, Class B and Institutional Class shares of any of the AmSouth Funds. As of DATE, to the best of the knowledge of AmSouth, the following shareholders owned beneficially 5% or more of the indicated Fund and Class:

Name and Address                                                                Percent of Ownership

AMSOUTH PRIME MONEY MARKET FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

National Financial Services Corporation
One World Financial Center                                                      __________% (Class B Shares)
200 Liberty Street
New York, New York  10281

AMSOUTH TAX-EXEMPT MONEY MARKET FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

AMSOUTH BOND FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

National Financial Services Corporation
One World Financial Center                                                      __________% (Class B Shares)
200 Liberty Street
New York, New York  10281

AMSOUTH LIMITED TERM BOND FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

National Financial Services Corporation
One World Financial Center                                                      __________% (Class B Shares)
200 Liberty Street
New York, New York  10281

Morgan Keegan, Inc.
Robert P. Hall, IRA                                                             __________% (Class A Shares)
19493 Scenic Hwy. 98
Fairhope, AL  36532

AMSOUTH GOVERNMENT INCOME FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

AMSOUTH MUNICIPAL BOND FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation
One World Financial Center                                                      __________% (Class A Shares)
200 Liberty Street
New York, New York  10281

National Financial Services Corporation
One World Financial Center                                                      __________% (Class B Shares)
200 Liberty Street
New York, New York  10281

Sterne Agee Leach Inc.
Plaza Suite 100B                                                                __________%(Class A Shares)
813 Shades Creek Parkway
Birmingham, Alabama  35209

AMSOUTH EQUITY INCOME FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

AMSOUTH SMALL CAP FUND:

AmSouth
1901 Sixth Avenue-North                                                         __________% (Trust Shares)
Birmingham, Alabama  35203

National Financial Services Corporation                                         __________% (Class A Shares)
One World Financial Center
200 Liberty Street
New York, New York  10281

National Financial Services Corporation                                         __________% (Class B Shares)
One World Financial Center

200 Liberty Street
New York, New York  10281

THE BOARD OF DIRECTORS OF ISG, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN AND THE ADVISORY AND SUB-ADVISORY AGREEMENTS.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         This Combined Prospectus/Proxy Statement and the related statement of additional information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which AmSouth and ISG, respectively, have filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file numbers for the ISG Prospectuses and the related statement of additional information which are incorporated by reference herein are Registration No. 33-34080 and 811-06076. The SEC file numbers for the AmSouth Prospectuses and related statement of additional information which are incorporated by reference herein are Registration No. 33-21660 and 811-5551.

         AmSouth and ISG are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by AmSouth and ISG can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

         This Agreement and Plan of Reorganization (the "Agreement") is made as of DATE, by and between AmSouth Funds ("AmSouth"), a Massachusetts business trust, and The Infinity Mutual Funds, Inc. ("Infinity"), a Maryland corporation, on behalf of the ISG Funds. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

PLAN OF REORGANIZATION

         (a) Infinity will sell, assign, convey, transfer and deliver to AmSouth, and AmSouth will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in the following funds:

      ISG Current Income Portfolio ("ISG Current Income")
      ISG Treasury Money Market Fund ("ISG Treasury Money Market")
      ISG Moderate Growth & Income Portfolio ("ISG Moderate Growth & Income") ISG Growth & Income Portfolio ("ISG Growth & Income")
      ISG Growth Portfolio ("ISG Growth")
      ISG Aggressive Growth Portfolio ("ISG Aggressive Growth")
      ISG Mid-Cap Fund ("ISG Mid-Cap")
      ISG Large-Cap Equity Fund ("ISG Large-Cap Equity")
      ISG International Equity Fund ("ISG International Equity")
      ISG Capital Growth Fund ("ISG Capital Growth")
      ISG Tennessee Tax-Exempt Fund ("ISG Tennessee Tax-Exempt")
      ISG Limited Term Tennessee Tax-Exempt Fund ("ISG Limited Term Tennessee
               Tax-Exempt")
      ISG Limited Term U.S. Government Fund ("ISG Limited Term U.S. Government") ISG Limited Term Income Fund ("ISG Limited Term Income")
      ISG Equity Income Fund ("ISG Equity Income")
      ISG Municipal Income Fund ("ISG Municipal Income")
      ISG Small-Cap Opportunity Fund ("ISG Small-Cap Opportunity")
      ISG Tax-Exempt Money Market Fund ("ISG Tax-Exempt Money Market")
      ISG Prime Money Market Fund ("ISG Prime Money Market")
      ISG Government Income Fund ("ISG Government Income")
      ISG Income Fund ("ISG Income")

      (such funds each are an "ISG Fund" and are collectively the "ISG Funds").

Such acquisition is to be made by the following funds:

         AmSouth Strategic Portfolios: Current Income Portfolio ("AmSouth Current Income")
         AmSouth Treasury Reserve Money Market Fund ("AmSouth Treasury Reserve Money

                  Market")
         AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio
                  ("AmSouth Moderate Growth and Income")
         AmSouth Strategic Portfolios: Growth and Income Portfolio ("AmSouth
                  Growth and Income")
         AmSouth Strategic Portfolios: Growth Portfolio ("AmSouth Growth") AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("AmSouth
                  Aggressive Growth")
         AmSouth Mid Cap Fund ("AmSouth Mid Cap")
         AmSouth Large Cap Fund ("AmSouth Large Cap")
         AmSouth International Equity Fund ("AmSouth International Equity") AmSouth Capital Growth Fund ("AmSouth Capital Growth")
         AmSouth Tennessee Tax-Exempt Fund ("AmSouth Tennessee Tax-Exempt") AmSouth Limited Term Tennessee Tax-Exempt Fund ("AmSouth Limited Term
                  Tennessee Tax-Exempt")
         AmSouth Limited Term U.S. Government Fund ("AmSouth Limited Term U.S.
                  Government")
         AmSouth Government Income Fund ("AmSouth Government Income")
         AmSouth Limited Term Bond Fund ("AmSouth Limited Term Bond")
         AmSouth Equity Income Fund ("AmSouth Equity Income")
         AmSouth Municipal Bond Fund ("AmSouth Municipal Bond")
         AmSouth Small Cap Fund ("AmSouth Small Cap")
         AmSouth Tax-Exempt Money Market Fund ("AmSouth Tax-Exempt Money
                  Market")
         AmSouth Prime Money Market Fund ("AmSouth Prime Money Market") AmSouth Bond Fund ("AmSouth Bond")

         (such funds each are an "AmSouth Fund" and are collectively the "AmSouth Funds").

For purposes of this Agreement the respective ISG Funds correspond to the AmSouth Funds as follows:


ISG Current Income                 AmSouth Current Income

ISG Treasury Money Market          AmSouth Treasury Reserve Money Market


ISG Moderate Growth & Income       AmSouth Moderate Growth and Income


ISG Growth & Income                AmSouth Growth and Income

ISG Growth                         AmSouth Growth

ISG Aggressive Growth              AmSouth Aggressive Growth

ISG Mid-Cap                        AmSouth Mid Cap

ISG Large-Cap Equity                    AmSouth Large Cap

ISG International Equity                AmSouth International Equity

ISG Capital Growth                      AmSouth Capital Growth

ISG Tennessee Tax-Exempt                AmSouth Tennessee Tax-Exempt

ISG Limited Term Tennessee Tax-Exempt   AmSouth Limited Term Tennessee Tax-
                                        Exempt

ISG Limited Term U.S. Government        AmSouth Limited Term U.S. Government

ISG Government Income                   AmSouth Government Income

ISG Limited Term Income                 AmSouth Limited Term Bond

ISG Equity Income                       AmSouth Equity Income

ISG Municipal Income                    AmSouth Municipal Bond

ISG Small-Cap Opportunity               AmSouth Small Cap

ISG Tax-Exempt Money Market             AmSouth Tax-Exempt Money Market

ISG Prime Money Market                  AmSouth Prime Money Market

ISG Income                              AmSouth Bond

In consideration therefor, each AmSouth Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding ISG Fund and transfer to the corresponding ISG Fund a number of full and fractional AmSouth Class A, Class B, or Trust shares of the corresponding AmSouth Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each ISG Fund transferred to the corresponding AmSouth Fund on such date less the value of all of the liabilities of each ISG Fund assumed by the corresponding AmSouth Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each ISG Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of common stock of the ISG Fund held by such shareholder bears to the number of such shares of the ISG Fund outstanding on such date. ISG Fund shareholders of record holding Institutional Class shares will receive AmSouth Trust shares; ISG Fund shareholders of record holding Class B shares will receive AmSouth Class B shares; and ISG Fund shareholders of record holding Class A shares will receive AmSouth Class A shares.

AGREEMENT

         AmSouth and Infinity represent, warrant and agree as follows:

         1. REPRESENTATIONS AND WARRANTIES OF INFINITY. Each of Infinity and each ISG Fund represent and warrant to and agree with AmSouth and each AmSouth Fund that:

         (a) Infinity is a corporation duly established and validly existing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Infinity and each ISG Fund is not required to qualify as a foreign association in any jurisdiction. Infinity and each ISG Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

         (b) Infinity is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each ISG Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each ISG Fund has been a regulated investment company under such sections of the Code at all times since its inception.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each ISG Fund at and for the year ended December 31, 1998, such statements and schedules having been audited by KPMG LLP, independent accountants to Infinity, have been furnished to AmSouth. Such statements of assets and liabilities and schedule fairly present the financial position of each ISG Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles. The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each ISG Fund for the six-month period ended June 30, 1999, which are unaudited, have also been furnished to AmSouth. Such statements of assets and liabilities and schedules fairly present the financial position of the ISG Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

         (d) The prospectuses of the ISG Funds dated May 1, 1999 (the "ISG Prospectuses") and the Statement of Additional Information for the ISG Funds dated May 1, 1999 and on file with the Securities and Exchange Commission, which have been previously furnished to AmSouth, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Infinity or any ISG Fund, overtly threatened against Infinity or any ISG Fund which assert liability on the part of Infinity or any ISG Fund.

         (f) There are no material contracts outstanding to which Infinity, with respect to the ISG Funds, or any ISG Fund is a party, other than as disclosed in the ISG Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement and the Proxy Statement.

         (g) Neither Infinity, with respect to the ISG Funds, nor any ISG Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of June 30, 1999, and those incurred in the ordinary course of Infinity's business as an investment company since that date. Prior to the Exchange Date, Infinity will advise AmSouth of all known material liabilities, contingent or otherwise, incurred by it, with respect to the ISG Funds, and each ISG Fund subsequent to June 30, 1999, whether or not incurred in the ordinary course of business.

         (h) As used in this Agreement, the term "Investments" shall mean each ISG Fund's investments shown on the schedule of its portfolio investments as of June 30, 1999, referred to in Section 1(c) hereof, as supplemented with such changes as Infinity or each ISG Fund shall make after June 30, 1999, which changes shall be disclosed to AmSouth, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

         (i) Each ISG Fund has filed or will file all federal and state tax returns which, to the knowledge of Infinity's officers, are required to be filed by each ISG Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each ISG Fund. To the best of such officers' knowledge, all tax liabilities of each ISG Fund have been adequately provided for on its books, and no tax deficiency or liability of any ISG Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Infinity on behalf of each ISG Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each ISG Fund to be transferred to the corresponding AmSouth Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this

Agreement, AmSouth will, on behalf of each AmSouth Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Infinity or an ISG Fund and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

         (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Infinity or AmSouth.

         (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Infinity on behalf of the ISG Funds or any ISG Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

         (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by AmSouth on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Infinity included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Infinity and the ISG Funds,
(i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in
Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by AmSouth, insofar as it relates to Infinity and the ISG Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement, made in reliance upon or in conformity with information furnished by AmSouth, or any AmSouth Fund, for use in the Registration Statement, Prospectus, or Proxy Statement.

         (n) All of the issued and outstanding shares of common stock of each ISG Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

         2. REPRESENTATIONS AND WARRANTIES OF AMSOUTH. Each of AmSouth and each AmSouth Fund jointly and severally represent and warrant to and agree with Infinity and each ISG Fund that:

         (a) AmSouth is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. AmSouth and each AmSouth Fund is not required to qualify as a foreign association in any jurisdiction. AmSouth and each AmSouth Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

         (b) AmSouth is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each AmSouth Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each AmSouth Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception. AmSouth Current Income, AmSouth Treasury Reserve Money Market, AmSouth Moderate Growth and Income, AmSouth Growth and Income, AmSouth Growth, AmSouth Aggressive Growth, AmSouth International Equity, AmSouth Mid Cap, AmSouth Large Cap, AmSouth Capital Growth, AmSouth Tennessee Tax-Exempt, AmSouth Limited Term Tennessee Tax-Exempt, and AmSouth Limited Term U.S. Government, which have not had active operations prior to the Exchange Date, intend to qualify as regulated investment companies under Part I of Subchapter M of the Code.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each AmSouth Fund for the year ended JULY 31, 1999, such statements and schedules having been audited by PricewaterhouseCoopers LLP, independent accountants to AmSouth, have been furnished to Infinity.

         (d) The prospectuses of each AmSouth Fund dated December 1, 1999 and December 14, 1999, (collectively, the "AmSouth Prospectuses"), and the Statements of Additional Information for the AmSouth Funds, dated December 1, 1999 and December 14, 1999 and on file with the Securities and Exchange Commission, which have been previously furnished to Infinity, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of AmSouth or any AmSouth Fund, overtly threatened against AmSouth or any AmSouth Fund which assert liability on the part of AmSouth or any AmSouth Fund.

         (f) There are no material contracts outstanding to which AmSouth or any AmSouth Fund is a party, other than as disclosed in the AmSouth Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement.

         (g) Neither AmSouth nor any AmSouth Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 1999, referred to above and those incurred in the ordinary course of the business of AmSouth as an investment company or any AmSouth Fund since such date. Prior to the Exchange Date, AmSouth will advise Infinity of all known material liabilities, contingent or otherwise, incurred by it and each AmSouth Fund subsequent to July 31, 1999, whether or not incurred in the ordinary course of business.

         (h) Each AmSouth Fund has filed or will file all federal and state tax returns which, to the knowledge of AmSouth's officers, are required to be filed by each AmSouth Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each AmSouth Fund. To the best of such officers' knowledge, all tax liabilities of each AmSouth Fund have been adequately provided for on its books, and no tax deficiency or liability of any AmSouth Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by AmSouth or any AmSouth Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

         (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), AmSouth on behalf of each AmSouth Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each ISG Fund to be transferred to the corresponding AmSouth Fund pursuant to this Agreement.

         (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to AmSouth and the AmSouth Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by AmSouth or any AmSouth Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Infinity or any ISG Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

         (l) Shares to be issued to each ISG Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by AmSouth and no shareholder of AmSouth will have any preemptive right of subscription or purchase in respect thereof.

         (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         (n) Each of AmSouth Government Income Fund, AmSouth Limited Term Bond Fund, AmSouth Equity Income Fund, AmSouth Municipal Bond Fund, AmSouth Small Cap Fund, AmSouth Tax-Exempt Money Market Fund, AmSouth Prime Money Market Fund, AmSouth Bond Fund, is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. AmSouth Current Income, AmSouth Treasury Reserve Money Market, AmSouth Moderate Growth and Income, AmSouth Growth and Income, AmSouth Growth, AmSouth Aggressive Growth, AmSouth International Equity, AmSouth Mid Cap, AmSouth Large Cap, AmSouth Capital Growth, AmSouth Tennessee Tax-Exempt, AmSouth Limited Term Tennessee Tax-Exempt, and AmSouth Limited Term U.S. Government, upon filing of their first income tax returns at the completion of their first taxable year will elect to be regulated investment companies and until such time will take all steps necessary to ensure qualification as regulated investment companies under Sections 851 and 852 of the Code.

         (o) AmSouth through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Infinity and each ISG Fund in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and
(b) of this Agreement.

         3. REORGANIZATION. (a) Subject to the requisite approval of the shareholders of each ISG Fund and to the other terms and conditions contained herein (including each ISG Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Infinity and each ISG Fund agree to sell, assign, convey, transfer and deliver to the corresponding AmSouth Fund, and each AmSouth Fund agree to acquire from the corresponding ISG Fund, on the Exchange

Date all of the Investments and all of the cash and other assets of each ISG Fund in exchange for that number of Shares of the corresponding AmSouth Fund provided for in Section 4 and the assumption by the corresponding AmSouth Fund of all of the liabilities of the ISG Fund. Pursuant to this Agreement, such ISG Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of common stock of such ISG Fund.

         (b) Infinity, on behalf of each ISG Fund, will pay or cause to be paid to the corresponding AmSouth Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the AmSouth Funds hereunder. Infinity, on behalf of each ISG Fund, will transfer to the corresponding AmSouth Fund any rights, stock dividends or other securities received by Infinity or any ISG Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each AmSouth Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the ISG Fund acquired by the corresponding AmSouth Fund.

         4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, AmSouth will deliver to Infinity a number of Shares having an aggregate net asset value equal to the value of the assets of the corresponding ISG Fund acquired by each AmSouth Fund, less the value of the liabilities of such ISG Fund assumed, determined as hereafter provided in this Section 4.

         (a) Subject to Section 4(d) hereof, the value of each ISG Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding AmSouth Fund set forth in the AmSouth Prospectus and Statement of Additional Information. In no event shall the same security held by both Infinity and AmSouth be valued at different prices.

         (b) Subject to Section 4(d) hereof, the net asset value of a share of each AmSouth Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the AmSouth Prospectus for the particular AmSouth Fund.

         (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on MARCH 10, 2000 for all of the ISG Funds, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

         (d) No formula will be used to adjust the net asset value of any ISG Fund or AmSouth Fund to take into account differences in realized and unrealized gains and losses.

         (e) Each AmSouth Fund shall issue its Shares to the corresponding ISG Fund on one share deposit receipt registered in the name of the corresponding ISG Fund. Each ISG Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to AmSouth's transfer agent which will as soon as practicable set up open accounts for each ISG Fund shareholder in accordance with written instructions furnished by Infinity.

         (f) Each AmSouth Fund shall assume all liabilities of the corresponding ISG Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding ISG Fund or otherwise, except that recourse for assumed liabilities relating to a particular ISG Fund will be limited to the corresponding AmSouth Fund.

         5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by AmSouth and Infinity of the transactions contemplated by this Agreement will be borne by AMSOUTH BANK, including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any AmSouth Fund or any ISG Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

         (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Infinity being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Infinity's obligations referred to in Section 8(a) or Section 10), Infinity shall pay directly all reasonable fees and expenses incurred by AmSouth in connection with such transactions, including, without limitation, legal, accounting and filing fees.

         (c) In the event the transactions contemplated by this Agreement are not consummated by reason of AmSouth being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to AmSouth's obligations referred to in Section 8(a) or Section 9), AmSouth shall pay directly all reasonable fees and expenses incurred by Infinity in connection with such transactions, including without limitation legal, accounting and filing fees.

         (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) AmSouth or Infinity being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Infinity or AmSouth's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of Infinity and AmSouth shall bear the expenses it has actually incurred in connection with such transactions.

         (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

         6. PERMITTED ASSETS. AmSouth and Infinity agree to review the assets of the ISG Funds to ensure that at any time prior to the Exchange Date the assets of any ISG Fund do not include any assets that the corresponding AmSouth Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any ISG Fund, is unsuitable for the corresponding AmSouth Fund to acquire.

         7. EXCHANGE DATE. Delivery of the assets of the ISG Funds to be transferred, assumption of the liabilities of the ISG Funds to be assumed, and the delivery of Shares to be issued shall be made on March 13, 2000 at 10:00 a.m. or at such other times and dates agreed to by Infinity and AmSouth, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

         8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Infinity agrees to call a special meeting of the shareholders of each ISG Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each ISG Fund to and the assumption of all of the liabilities of each ISG Fund by the corresponding AmSouth Fund as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of each ISG Fund, and, except as set forth in
Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of common stock of each ISG Fund shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Infinity's Articles of Incorporation and Bylaws at such a meeting on or before the Valuation Time.

         (b) Infinity and each ISG Fund agree that the liquidation and dissolution of each ISG Fund will be effected in the manner provided in Infinity's Articles of Incorporation and Bylaws in accordance with applicable law, that it will not make any distributions of any Shares to the shareholders of a ISG Fund without first paying or adequately providing for the payment of all of such ISG Fund's known debts, obligations and liabilities.

         (c) Each of AmSouth and Infinity will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

         9. CONDITIONS TO AMSOUTH'S OBLIGATIONS. The obligations of AmSouth and each AmSouth Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation and dissolution of the ISG Funds, shall have been approved by the shareholders of each ISG Fund in the manner required by law.

         (b) Infinity shall have furnished to AmSouth a statement of each ISG Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Infinity's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any ISG Fund since June 30, 1999, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the ISG Funds, dividends paid or losses from operations.

         (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Infinity and each ISG Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Infinity and each ISG Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Infinity shall have furnished to AmSouth a statement, dated the Exchange Date, signed by Infinity's President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (d) Infinity shall have delivered to AmSouth a letter from KPMG LLP dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of each ISG Fund for the year ended December 31, 1999 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of each ISG Fund for the periods covered thereby, or that each ISG Fund would not qualify as a regulated investment company for federal income tax purposes.

         (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (f) AmSouth shall have received an opinion of Stroock & Stroock & Lavan LLP, in form reasonably satisfactory to AmSouth and dated the Exchange Date, to the effect that (i) Infinity is a corporation duly established and validly existing under the laws of the State of Maryland, (ii) this Agreement has been duly authorized, executed, and delivered by Infinity on behalf of the ISG Funds and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by AmSouth, is a valid and binding obligation of Infinity with respect to the ISG Funds, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an ISG Fund and its assets, (iii) Infinity and each ISG Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Infinity and each ISG Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to AmSouth, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Infinity's Articles of Incorporation and Bylaws or any provision of an agreement known to such counsel to which Infinity, with respect to the ISG Funds, or any ISG Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Infinity's Articles of Incorporation and Bylaws, such counsel may rely upon a certificate of an officer of Infinity whose responsibility it is to advise Infinity with respect to such matters, and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Infinity or any ISG Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to AmSouth's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act.

         (g) AmSouth shall have received an opinion of Ropes & Gray, counsel to AmSouth addressed to AmSouth and each AmSouth Fund, and to Infinity and ISG Funds in form reasonably satisfactory to AmSouth and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) no gain or loss will be recognized by any ISG Fund or its Shareholders upon the transfer of the assets to the corresponding AmSouth Fund in exchange for Shares and the assumption by such AmSouth Fund of the liabilities of the ISG Fund or upon the distribution of Shares by the ISG Fund to its shareholders in liquidation pursuant to this Agreement; (ii) the basis of the Shares an Infinity Shareholder receives in connection with the transaction will be the same as the basis of his or her ISG Fund shares exchanged therefor; (iii) an Infinity shareholder's holding period with respect to his or her Shares will be determined by including the period for which he or she held the ISG Fund shares exchanged therefor, provided that he or she held such ISG Fund shares as capital assets; (iv) no gain or loss will be recognized by any AmSouth Fund upon the receipt of the assets of the corresponding ISG Fund in exchange for Shares and the assumption by the AmSouth Fund of the liabilities of the corresponding ISG Fund; (v) the basis in the hands of the AmSouth Fund of the assets of the corresponding ISG Fund transferred to the AmSouth Fund will be the same as the basis of the assets in the hands of the corresponding ISG Fund immediately prior to the transfer; and (vi) each AmSouth Fund's holding periods with respect to the assets of the corresponding ISG Fund will include the periods for which such assets were held by the corresponding ISG Fund.

         (h) Subject to the parties' compliance with Section 6 hereof, the assets of each ISG Fund to be acquired by the corresponding AmSouth Fund will include no assets which the corresponding AmSouth Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the AmSouth Prospectuses in effect on the Exchange Date, may not properly acquire. AmSouth shall not change the AmSouth Declaration of Trust and the AmSouth Prospectuses so as to restrict permitted investments for each AmSouth Fund except as required by the Commission or any state regulatory authority.

         (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of AmSouth, contemplated by the Commission and or any state regulatory authority.

         (j) All proceedings taken by Infinity in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to AmSouth.

         (k) Prior to the Exchange Date, each ISG Fund (other than an ISG Fund that will combine with a AmSouth Fund in a manner qualifying for treatment under
Section 368(a)(1)(F) of the Code) shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 1999 and the short taxable year beginning January 1, 2000 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of the ISG Fund's net capital gain realized in its taxable year ended December 31, 1999 and the short taxable year beginning on January 1, 2000 and ending on the Exchange Date (after reduction for any capital loss carryover).

         (l) Infinity shall have furnished to AmSouth a certificate, signed by the President (or any Vice President) and the Treasurer of Infinity, as to the tax cost to Infinity of the securities delivered to AmSouth pursuant to this Agreement, together with any such other evidence as to such tax cost as AmSouth may reasonably request.

         (m) ISG Funds' custodian shall have delivered to AmSouth a certificate identifying all of the assets of each ISG Fund held by such custodian as of the Valuation Time.

         (n) ISG Funds' transfer agent shall have provided to AmSouth's transfer agent (i) the originals or true copies of all of the records of each ISG Fund in the possession of such ISG transfer agent as of the Exchange Date, (ii) a record specifying the number of shares of each ISG Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such shares of each ISG Fund and the number of shares held of record by each such shareholder as of the Valuation Time. ISG's transfer agent shall also have provided AmSouth with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

         (o) All of the issued and outstanding shares of common stock of each ISG Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Infinity or any ISG Fund or its transfer agent by AmSouth or its agents shall have revealed otherwise, either (i) Infinity and each ISG Fund shall have taken all actions that in the reasonable opinion of AmSouth are necessary to remedy any prior failure on the part of Infinity to have offered for sale and sold such shares in conformity with such laws or (ii) Infinity shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of AmSouth in amounts sufficient and upon terms satisfactory, in the opinion of AmSouth or its counsel, to indemnify AmSouth against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Infinity to have offered and sold such shares in conformity with such laws.

         (p) AmSouth shall have received from Ernst & Young LLP a letter addressed to AmSouth dated as of the Exchange Date reasonably satisfactory in form and substance to AmSouth and Infinity to the effect that, on the basis of limited procedures agreed upon by AmSouth and Infinity and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of each ISG Fund to be exchanged for the Shares have been determined in accordance with the valuation procedures for the corresponding AmSouth Fund as set forth in the AmSouth Prospectus and Statement of Additional Information.

         (q) Infinity shall have duly executed and delivered to AmSouth bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as AmSouth may deem necessary or desirable to transfer all of Infinity's and each ISG Fund's entire right, title and interest in and to the Investments and all other assets of each ISG Fund.

         10. CONDITIONS TO INFINITY'S OBLIGATIONS. The obligations of Infinity and each ISG Fund hereunder shall be subject to the following conditions:

         (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the ISG Funds, shall have been approved by the shareholders of each ISG Fund in the manner required by law.

         (b) AmSouth shall have furnished to Infinity a statement of each AmSouth Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on AmSouth's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any AmSouth Fund since July 31, 1999, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

         (c) AmSouth shall have executed and delivered to Infinity an Assumption of Liabilities dated as of the Exchange Date pursuant to which each AmSouth Fund will assume all of the liabilities of the corresponding ISG Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

         (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of AmSouth and each AmSouth Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, AmSouth and each AmSouth Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and AmSouth shall have furnished to Infinity a statement, dated the Exchange Date, signed by AmSouth's President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (f) Infinity shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Infinity and dated the Exchange Date, to the effect that (i) AmSouth is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither AmSouth nor any AmSouth Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Infinity as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by AmSouth and no shareholder of AmSouth has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by AmSouth and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Infinity, is a valid and binding obligation of AmSouth, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate AmSouth's Declaration of Trust, as amended, or Code of Regulations, or any provision of any agreement known to such counsel to which AmSouth or any AmSouth Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in AmSouth's Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each AmSouth Fund, such counsel may rely upon a certificate of an officer of AmSouth whose responsibility it is to advise AmSouth with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AmSouth or any AmSouth Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Infinity's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

         (g) Infinity shall have received an opinion of Ropes & Gray addressed to Infinity and each ISG Fund in a form reasonably satisfactory to Infinity and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

         (h) All proceedings taken by AmSouth in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Infinity.

         (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of AmSouth, contemplated by the Commission or any state regulatory authority.

         (j) At the Exchange Date, each of the ISG Funds will have sold such of its assets, if any, if informed by AmSouth in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the AmSouth Funds designated as a "diversified company" will remain a "diversified company" within the meaning of
Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the AmSouth Prospectuses previously furnished to Infinity.

         (k) Infinity and ISG Funds receive an order from the Securities and Exchange Commission exempting from the reorganization from the provisions of
Section 17(a) of the 1940 Act.

         11. INDEMNIFICATION. (a) Infinity will indemnify and hold harmless AmSouth, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Infinity or any ISG Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Infinity or any ISG Fund required to be stated therein or necessary to make the statements relating to Infinity or any ISG Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Infinity. The Indemnified Parties will notify Infinity in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a).

Infinity shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Infinity elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Infinity's and the ISG Funds' obligation under this
Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the ISG Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

         (b) AmSouth will indemnify and hold harmless Infinity, its directors and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to AmSouth or any AmSouth Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to AmSouth or any AmSouth Fund required to be stated therein or necessary to make the statements relating to AmSouth or any AmSouth Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of AmSouth. The Indemnified Parties will notify AmSouth in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). AmSouth shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this
Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if AmSouth elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The AmSouth Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the AmSouth Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

         12. NO BROKER, ETC. Each of AmSouth and Infinity represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

         13. TERMINATION. AmSouth and Infinity may, by mutual consent of their respective trustees, terminate this Agreement, and AmSouth or Infinity, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by June 30, 2000, this Agreement shall automatically terminate on that date unless a later date is agreed to by AmSouth and Infinity.

         Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more ISG Funds but not all of the ISG Funds, AmSouth and Infinity agree to consummate those transactions with respect to those ISG Funds that have approved this Agreement and those transactions.

         14. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         15. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

         16. AGREEMENT AND DECLARATION OF TRUST AmSouth Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "AmSouth Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of AmSouth personally, but bind only the assets of AmSouth and all persons dealing with any series or funds of AmSouth, such as the AmSouth Funds, must look solely to the assets of AmSouth belonging to such series or funds for the enforcement of any claims against AmSouth.

         This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.


                                      THE INFINITY MUTUAL FUNDS, INC.
                                      On Behalf of its ISG Funds


                                      By:___________________________


                                      AMSOUTH FUNDS



                                      By:____________________________

                                                    APPENDIX B

                                              COMPARATIVE FEE TABLES

                                     PART A
                                   APPENDIX B


                    COMPARATIVE FEE TABLE FOR EACH PORTFOLIO

                                                      ISG                       AmSouth
                                                Current Income               Current Income                   Combined
                                                   Portfolio                    Portfolio                  Fund Pro Forma
                                           -------------------------     ------------------------     ------------------------
                                           Class A  Class B  Class I     Class A  Class B   Trust     Class A  Class B   Trust
                                           -------  -------  -------     -------  -------   -----     -------  -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                                3.00%(1)  None     None        4.00%(1)  None     None      4.00%(1) None     None
   Sales Charge on Reinvested
     Dividends                             None     None     None        None      None     None       None    None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                            None(2) 4.00%(3)  None         None(2) 5.00%(4)  None       None(2)5.00%    None
   Redemption Fees                          None     None     None         0%(5)     0%(5)    0%(5)      0%(5)  0%(5)    0%(5)
   Exchange Fees                            None     None     None         None     None     None       None   None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                              .20%     .20%     .20%        .20%     .20%     .20%        .20%    .20%     .20%
12b-1 Fees                                 .25%     .75%     None        None     .75%     None        None    .75%     None
Other Expenses                             .54%     .64%     .54%        .79%     .79%     .69%        .79%    .79%     .69%
Total Fund Operating Expenses(6), (7)      .99%    1.59%     .74%        .99%    1.74%     .89%        .99%   1.74%     .89%


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, which is charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect. For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Current Income Portfolio. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) If you buy and hold Shares of a Strategic Portfolio, you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the fund invests, so that the investment returns of the Fund will be net of the expenses of the Fund with those of the Underlying Funds. After combining the total estimated operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratios for the ISG Funds are as follows: Class A, 2.09%; Class B, 2.69%, Class I, 1.84%; and for the AmSouth Funds and fund pro formas are as follows: Class A, 2.06%; Class B, 2.81%; Trust, 1.96%.

ISG Current Income Portfolio
AmSouth Current Income Portfolio

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Current Income Portfolio
   Class A Shares...............................................     $506       $  935
   Class B Shares...............................................     $672       $1,135
   Class I Shares...............................................     $187       $  579
AmSouth Current Income Portfolio
   Class A Shares...............................................     $601       $1,020
   Class B Shares...............................................     $784       $1,171
   Trust Shares.................................................     $199       $  615
Combined Fund Pro Forma
   Class A Shares...............................................     $601       $1,020
   Class B Shares...............................................     $784       $1,171
   Trust Shares.................................................     $199       $  615

---------------
     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Current Income Portfolio
   Class B Shares...............................................     $272       $835
AmSouth Current Income Portfolio
   Class B Shares...............................................     $284       $871
Combined Fund Pro Forma
   Class B Shares...............................................     $284       $871


                                                ISG                          AmSouth
                                       Treasury Money Market           Treasury Reserve Money              Combined
                                               Fund                         Market Fund                  Fund Pro Forma
                                     -------------------------        ------------------------      -----------------------
                                     Class A           Class I        Class A            Trust      Class A           Trust
                                     -------           -------        -------            -----      -------           -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                           None              None          None               None       None              None
   Sales Charge on Reinvested
     Dividends                        None              None          None               None       None              None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None              None          None               None       None              None
   Redemption Fees                    None              None          None(1)            None       None(1)           None
   Exchange Fees                      None              None          None               None       None              None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .25%              .25%          .40%               .40%       .40%              .40%
12b-1 Fees                            None              None          None               None       None              None
Other Expenses                        .53%              .43%          .57%               .47%       .57%              .47%
Total Fund Operating Expenses         .78%(2)           .68%(2)       .97%(3)            .87%(3)    .97%(3)           .87%(3)
Fee Waiver and/or Expense
   Reimbursement                       n/a               n/a           n/a                n/a      (.23%)            (.23%)
Net Expenses                           n/a               n/a           n/a                n/a       .72%(4)           .62%(4)


(1) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(2) Other expenses have been restated for Class I to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements for each Class were: Class A, .60%, Class I, .60%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(3) Other expenses are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(4) Total expenses after fee waivers and expense reimbursements through April 30, 2000 are as follows: Class A, .60%; and Trust Class, .60%, and thereafter will be: Class A, .72%; and Trust Class, .62%.

ISG Treasury Money Market Fund
AmSouth Treasury Reserve Money Market Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Treasury Money Market Fund
   Class A Shares...............................................     $80        $249      $433       $  966
   Class I Shares...............................................     $69        $218      $379       $  847
AmSouth Treasury Reserve Money Market Fund
   Class A Shares...............................................     $99        $309      $536       $1,190
   Trust Shares.................................................     $89        $278      $482       $1,073
Combined Fund Pro Forma
   Class A Shares...............................................     $99        $309      $536       $1,190
   Trust Shares.................................................     $89        $278      $482       $1,073


                                                ISG                          AmSouth
                                         Moderate Growth &             Moderate Growth and                  Combined
                                          Income Portfolio               Income Portfolio                 Fund Pro Forma
                                     -------------------------        ------------------------      -------------------------
                                     Class A  Class B  Class I        Class A  Class B   Trust      Class A   Class B   Trust
                                     -------  -------  -------        -------  -------   -----      -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None          4.50%(1) None       None      4.50%(1)  None      None
   Sales Charge on Reinvested
     Dividends                       None      None     None          None     None       None      None      None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                     None(2)   4.00%(3) None          None(2)  5.00%(4)   None      None(2)   5.00%(4)  None
   Redemption Fees                   None      None     None          None(5)  None(5)    None(5)   None(5)   None(5)   None(5)
   Exchange Fees                     None      None     None          None     None       None      None      None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                        .20%      .20%     .20%          .20%     .20%       .20%      .20%      .20%      .20%
12b-1 Fees                           .25%      .75%     None          None     .75%       None      None      .75%      None
Other Expenses                       .54%      .64%     .54%          .79%     .79%       .69%      .79%      .79%      .69%
Total Fund Operating Expenses(6) (7) .99%     1.59%     .74%          .99%    1.74%       .89%      .99%     1.74%      .89%


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, which is charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Moderate Growth & Income Portfolio. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) If you buy and hold Shares of a Strategic Portfolio, you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the fund invests, so that the investment returns of the Fund will be net of the expenses of the Fund with those of the Underlying Funds. After combining the total estimated operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratios for the ISG Funds are as follows: Class A, 1.91%; Class B, 2.51%, Class I, 1.66%; and for the AmSouth Funds and fund pro formas are as follows: Class A, 2.20%; Class B, 2.95%; Trust, 2.10%.

ISG Moderate Growth & Income Portfolio
AmSouth Moderate Growth and Income Portfolio

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Moderate Growth & Income Portfolio
   Class A Shares...............................................     $660       $1,047
   Class B Shares...............................................     $654       $1,082
   Class I Shares...............................................     $169       $  523
AmSouth Moderate Growth and Income Portfolio
   Class A Shares...............................................     $663       $1,107
   Class B Shares...............................................     $798       $1,213
   Trust Shares.................................................     $213       $  658
Combined Fund Pro Forma
   Class A Shares...............................................     $663       $1,107
   Class B Shares...............................................     $798       $1,213
   Trust Shares.................................................     $213       $  658


----------

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Moderate Growth & Income Portfolio
   Class B Shares...............................................     $254       $  782
AmSouth Moderate Growth and Income Portfolio
   Class B Shares...............................................     $298       $  913
Combined Fund Pro Forma
   Class B Shares...............................................     $298       $  913


                                                ISG                     AmSouth
                                          Growth & Income          Growth and Income                Combined
                                              Portfolio                Portfolio                 Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None      None    4.50%(1) None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None     None      None      None    None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None     None(2)   5.00%(4)  None    None(2)  5.00%(4)  None(2)
   Redemption Fees                    None     None     None     None(5)   None(5)   None(5) None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None     None      None      None    None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .20%     .20%     .20%     .20%      .20%      .20%    .20%     .20%      .20%
12b-1 Fees                            .25%     .75%     None     None      .75%      None    None     .75%      None
Other Expenses                        .54%     .64%     .54%     .79%      .79%      .69%    .79%     .79%      .69%
Total Fund Operating Expenses(6), (7) .99%    1.59%     .74%     .99%     1.74%      .89%    .99%    1.74%      .89%


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, which is charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that were or are in effect. For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Growth & Income Portfolio.Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) If you buy and hold Shares of a Strategic Portfolio, you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the fund invests, so that the investment returns of the Fund will be net of the expenses of the Fund with those of the Underlying Funds. After combining the total estimated operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratios for the ISG Funds are as follows: Class A, 1.93%; Class B, 2.53%, Class I, 1.68%; and for the AmSouth Funds and fund pro formas are as follows: Class A, 2.34%; Class B, 3.09%; Trust, 2.24%.

ISG Growth & Income Portfolio
AmSouth Growth and Income Portfolio

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Growth & Income Portfolio
   Class A Shares...............................................     $662       $1,052
   Class B Shares...............................................     $656       $1,088
   Class I Shares...............................................     $171       $  530
AmSouth Growth and Income Portfolio
   Class A Shares...............................................     $676       $1,148
   Class B Shares...............................................     $812       $1,254
   Trust Shares.................................................     $227       $  700
Combined Fund Pro Forma
   Class A Shares...............................................     $676       $1,148
   Class B Shares...............................................     $812       $1,254
   Trust Shares.................................................     $227       $  700


----------

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Growth & Income Portfolio
   Class B Shares...............................................     $256       $  788
AmSouth Growth and Income Portfolio
   Class B Shares...............................................     $312       $  954
Combined Fund Pro Forma
   Class B Shares...............................................     $312       $  954


                                                ISG                     AmSouth
                                              Growth                    Growth                     Combined
                                             Portfolio                 Portfolio                Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------- -------- -------   -------  -------   -----   --------  -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None    4.50%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)  None     None(2) 5.00%(4)   None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None      None     None     None     None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .20%     .20%     .20%      .20%     .20%     .20%     .20%     .20%      .20%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None     .75%      None
Other Expenses                        .54%     .64%     .54%      .79%     .79%     .69%     .79%     .79%      .69%
Total Fund Operating Expenses(6), (7) .99%    1.59%     .74%      .99%    1.74%     .89%     .99%    1.74%      .89%


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, which is charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Current Income Portfolio.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect. For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Growth Portfolio. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) If you buy and hold Shares of a Strategic Portfolio, you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the fund invests, so that the investment returns of the Fund will be net of the expenses of the Fund with those of the Underlying Funds. After combining the total estimated operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratios for the ISG Funds are as follows: Class A, 2.24%; Class B, 2.84%, Class I, 1.99%; and for the AmSouth Funds and fund pro formas are as follows: Class A, 2.38%; Class B, 3.13%; Trust, 2.28%.

ISG Growth Portfolio
AmSouth Growth Portfolio

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Growth Portfolio
   Class A Shares...............................................     $691       $1,142
   Class B Shares...............................................     $687       $1,180
   Class I Shares...............................................     $202       $  624
AmSouth Growth Portfolio
   Class A Shares...............................................     $680       $1,159
   Class B Shares...............................................     $816       $1,266
   Trust Shares.................................................     $231       $  712
Combined Fund Pro Forma
   Class A Shares...............................................     $680       $1,159
   Class B Shares...............................................     $816       $1,266
   Trust Shares.................................................     $231       $  712

----------

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Growth Portfolio
  Class B Shares...............................................      $287       $  880
AmSouth Growth Portfolio
   Class B Shares...............................................     $316       $  966
Combined Fund Pro Forma
   Class B Shares...............................................     $316       $  966


                                                ISG                     AmSouth
                                         Aggressive Growth         Aggressive Growth               Combined
                                              Portfolio                Portfolio                 Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None    4.50%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)  None     None(2) 5.00%(4)   None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None      None     None     None     None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .20%     .20%     .20%      .20%     .20%     .20%     .20%     .20%      .20%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None     .75%      None
Other Expenses                        .54%     .64%     .54%      .79%     .79%     .69%     .79%     .79%      .69%
Total Fund Operating Expenses(6), (7) .99%    1.59%     .74%      .99%    1.74%     .89%     .99%    1.74%      .89%


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, which is charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect. For the period from inception through October 31, 1999, significant fee waivers occurred with respect to the ISG Aggressive Growth Portfolio. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) If you buy and hold Shares of a Strategic Portfolio, you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the fund invests, so that the investment returns of the Fund will be net of the expenses of the Fund with those of the Underlying Funds. After combining the total estimated operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratios for the ISG Funds are as follows: Class A, 2.38%; Class B, 2.98%, Class I, 2.13%; and for the AmSouth Funds and fund pro formas are as follows: Class A, 2.51%; Class B, 3.26%; Trust, 2.41%.

ISG Aggressive Growth Portfolio
AmSouth Aggressive Growth Portfolio

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Aggressive Growth Portfolio
   Class A Shares...............................................     $705       $1,182
   Class B Shares...............................................     $701       $1,221
   Class I Shares...............................................     $216       $  667
AmSouth Aggressive Growth Portfolio
   Class A Shares...............................................     $693       $1,196
   Class B Shares...............................................     $829       $1,304
   Trust Shares.................................................     $244       $  751
Combined Fund Pro Forma
   Class A Shares...............................................     $693       $1,196
   Class B Shares...............................................     $829       $1,304
   Trust Shares.................................................     $244       $  751


----------

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Aggressive Growth Portfolio
   Class B Shares...............................................     $301       $  921
AmSouth Aggressive Growth Portfolio
   Class B Shares...............................................     $329       $1,004
Combined Fund Pro Forma
   Class B Shares...............................................     $329       $1,004


                                                ISG                     AmSouth
                                              Mid-Cap                   Mid Cap                     Combined
                                               Fund                      Fund                     Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------- -------   -----   --------  -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None      None    4.50%(1)   None      None    4.50%(1)   None     None
   Sales Charge on Reinvested
     Dividends                        None     None      None     None      None      None     None      None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)   None     None(2)  5.00%(4)  None     None(2)  5.00%(4)  None
   Redemption Fees                    None     None      None     None(5)   None(5)  None(5)  None(5)   None(5)  None(5)
   Exchange Fees                      None     None      None     None      None     None     None      None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                        1.00%    1.00%    1.00%     1.00%     1.00%    1.00%    1.00%     1.00%    1.00%
12b-1 Fees                            .25%     .75%     None      None      .75%     None     None      .75%     None
Other Expenses                       1.75%    1.85%    1.75%     1.34%     1.34%    1.24%    1.34%     1.34%    1.24%
Total Fund Operating Expenses        3.00%(6) 3.60%(6) 2.75%(6)  2.34%(7)  3.09%(7) 2.24%(7) 2.34%(7)  3.09%(7) 2.24%(7)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect.

ISG Mid-Cap Fund
AmSouth Mid Cap Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Mid-Cap Fund
   Class A Shares...............................................     $764       $1,358
   Class B Shares...............................................     $763       $1,403
   Class I Shares...............................................     $278       $  853
AmSouth Mid Cap Fund
   Class A Shares...............................................     $676       $1,148
   Class B Shares...............................................     $812       $1,254
   Trust Shares.................................................     $227       $  700
Combined Fund Pro Forma
   Class A Shares...............................................     $676       $1,148
   Class B Shares...............................................     $812       $1,254
   Trust Shares.................................................     $227       $  700


----------

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Mid-Cap Fund
   Class B Shares...............................................     $363       $1,103
AmSouth Mid Cap Fund
   Class B Shares...............................................     $312       $  954
Combined Fund Pro Forma
   Class B Shares...............................................     $312       $  954


                                                ISG                      AmSouth
                                         Large-Cap Equity               Large Cap                    Combined
                                               Fund                       Fund                     Fund Pro Forma
                                     -------------------------    ------------------------     -------------------------
                                     Class A  Class B  Class I    Class A  Class B   Trust     Class A   Class B   Trust
                                     -------  -------  -------    -------  -------   -----     -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None       4.50%(1)  None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None        None     None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)  None        None(2) 5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)     None(5)  None(5)  None(5)
   Exchange Fees                      None     None     None      None     None     None        None     None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .75%     .75%     .75%      .80%     .80%     .80%        .80%     .80%     .80%
12b-1 Fees                            .25%     .75%     None      None     .75%     None        None     .75%     None
Other Expenses                        .35%     .45%     .35%      .57%     .57%     . 47%       .57%     .57%     .47%
Total Fund Operating Expenses        1.35%(6) 1.95%(6) 1.10%(6)  1.37%(7) 2.12%(7) 1.27%(7)    1.37%(7) 2.12%(7) 1.27%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a      n/a      n/a      n/a         n/a     (.10%)   (.10%)
Net Expenses                           n/a      n/a      n/a      n/a      n/a      n/a         n/a     2.02%(8) 1.17%(8)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements for each Class through April 30, 2000 will not exceed the following: Class A, 1.04%; and Class I Class, 1.04% and thereafter will be: Class B, 2.02%; and Institutional Class, 1.17%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Large-Cap Equity Fund
AmSouth Large Cap Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.


                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Large-Cap Equity Fund
   Class A Shares...............................................     $606       $882      $1,179     $2,022
   Class B Shares...............................................     $598       $912      $1,292     $2,044
   Class I Shares...............................................     $112       $350      $  606     $1,340
AmSouth Large Cap Fund
   Class A Shares...............................................     $583       $864      $1,166     $2,022
   Class B Shares...............................................     $715       $964      $1,339     $2,171
   Trust Shares.................................................     $129       $403      $  697     $1,534
Combined Fund Pro Forma
   Class A Shares...............................................     $583       $864      $1,166     $2,022
   Class B Shares...............................................     $715       $964      $1,339     $2,171
   Trust Shares.................................................     $129       $403      $  697     $1,534


----------
** Class B shares of the ISG Large-Cap Equity Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Large Cap Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Large-Cap Equity Fund
   Class B Shares...............................................     $198       $612      $1,052     $2,044
AmSouth Large Cap Fund
   Class B Shares...............................................     $215       $664      $1,139     $2,171
Combined Fund Pro Forma
   Class B Shares...............................................     $215       $664      $1,139     $2,171


----------
** Class B shares of the ISG Large-Cap Equity Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Large Cap Equity Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.


                                                ISG                     AmSouth
                                       International Equity      International Equity               Combined
                                               Fund                       Fund                    Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None    4.50%(1)   None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None      None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)  None     None(2)  5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)   None(5)  None(5)
   Exchange Fees                      None     None     None      None     None     None     None      None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                        1.00%    1.00%    1.00%     1.25%    1.25%    1.25%    1.25%     1.25%    1.25%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None      .75%     None
Other Expenses                        .88%     .98%     .88%     1.21%    1.21%    1.11%    1.21%     1.21%    1.11%
Total Fund Operating Expenses        2.13%(6) 2.73%(6) 1.88%(6)  2.46%(7) 3.21%(7) 2.36%(7) 2.46%(7)  3.21%(7) 2.36%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a       n/a      n/a      n/a    (.15%)    (.30%)   (.30%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a    2.31%(8)  2.91%(8) 2.06%(8)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements for each Class through April 30, 2000 will be as follows: Class A, 1.77%; Institutional Class, 1.77% and thereafter will be: Class A, 2.31%; Class B, 2.91%; Class I, 2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG International Equity Fund
AmSouth International Equity Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG International Equity Fund
   Class A Shares...............................................     $681       $1,110    $1,565     $2,820
   Class B Shares...............................................     $676       $1,147    $1,645     $2,846
   Class I Shares...............................................     $191       $  591    $1,016     $2,201
AmSouth International Equity Fund
   Class A Shares...............................................     $688       $1,182    $1,702     $3,120
   Class B Shares...............................................     $824       $1,289    $1,878     $3,260
   Trust Shares.................................................     $239       $  736    $1,260     $2,696
Combined Fund Pro Forma
   Class A Shares...............................................     $688       $1,182    $1,702     $3,120
   Class B Shares...............................................     $824       $1,289    $1,878     $3,260
   Trust Shares.................................................     $239       $  736    $1,260     $2,696


----------
** Class B shares of the ISG International Equity Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth International Equity Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG International Equity Fund
   Class B Shares...............................................     $276       $847      $1,445     $2,846
AmSouth International Equity Fund
   Class B Shares...............................................     $324       $989      $1,678     $3,260
Combined Fund Pro Forma
   Class B Shares...............................................     $324       $989      $1,678     $3,260

----------
** Class B shares of the ISG International Equity Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth International Equity Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.



                                                ISG                     AmSouth
                                          Capital Growth             Capital Growth                  Combined
                                                Fund                     Fund                      Fund Pro Forma
                                     -------------------------   -------------------------   -------------------------
                                     Class A  Class B  Class I   Class A   Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------   -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None      None    4.50%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None      None     None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)   None     None(2) 5.00%(4)   None
   Redemption Fees                    None     None     None      None(5)  None(5)   None(5)  None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None      None     None      None     None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .65%     .65%     .65%      .80%     .80%      .80%     .80%     .80%      .80%
12b-1 Fees                            .25%     .75%     None      None     .75%      None     None     .75%      None
Other Expenses                        .54%     .64%     .54%      .61%     .61%      .51%     .61%     .61%     .51%
Total Fund Operating Expenses        1.44%(6) 2.04%(6) 1.19%(6)  1.41%(7) 2.16%(7)  1.31%(7) 1.41%(7) 2.16%(7) 1.31%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a       n/a      n/a       n/a    (.07%)   (.20%)   (.20%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a       n/a    1.36%(8) 1.96%(8) 1.11%(8)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.36%; Class B, 1.96%; Trust Class, 1.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Capital Growth Fund
AmSouth Capital Growth Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Capital Growth Fund
   Class A Shares...............................................     $615       $909      $1,225     $2,117
   Class B Shares...............................................     $607       $940      $1,298     $2,140
   Class I Shares...............................................     $121       $378      $  654     $1,443
AmSouth Capital Growth Fund
   Class A Shares...............................................     $587       $876      $1,186     $2,065
   Class B Shares...............................................     $719       $976      $1,359     $2,213
   Trust Shares.................................................     $133       $415      $  718     $1,579
Combined Fund Pro Forma
   Class A Shares...............................................     $587       $876      $1,186     $2,065
   Class B Shares...............................................     $719       $976      $1,359     $2,213
   Trust Shares.................................................     $133       $415      $  718     $1,579


--------
** Class B shares of the ISG Capital Growth Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Capital Growth Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Capital Growth Fund
   Class B Shares...............................................     $207       $640      $1,098     $2,140
AmSouth Capital Growth Fund
   Class B Shares...............................................     $219       $676      $1,159     $2,213
Combined Fund Pro Forma
   Class B Shares...............................................     $219       $676      $1,159     $2,213


----------
** Class B shares of the ISG Capital Growth Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Growth Opportunities Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.


                                                ISG                     AmSouth
                                       Tennessee Tax-Exempt      Tennessee Tax-Exempt              Combined
                                                Fund                     Fund                    Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None      None   4.00%(1)  None     None
   Sales Charge on Reinvested
    Dividends                         None     None     None      None     None      None    None     None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2) 5.00%(4)   None    None(2)  5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)   None(5) None(5)   None(5)  None(5)
   Exchange Fees                      None     None     None      None     None      None    None      None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .50%     .50%     .50%      .65%     .65%      .65%     .65%     .65%     .65%
12b-1 Fees                            .25%     .75%     None      None     .75%      None     None     .75%     None
Other Expenses                        .60%     .70%     .60%      .67%     .67%      .57%     .67%     .67%     .57%
Total Fund Operating Expenses        1.35%(6) 1.95%(6) 1.10%(6)  1.32%(7) 2.07%(7)  1.22%(7) 1.32%(7) 2.07%(7) 1.22%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a       n/a      n/a       n/a    (.05%)   (.20%)   (.20%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a       n/a    1.27%(8) 1.87%(8) 1.02%(8)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.27%; Class B, 1.87%; Trust Class, 1.02%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Tennessee Tax-Exempt Fund
AmSouth Tennessee Tax-Exempt Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Tennessee Tax-Exempt Fund
   Class A Shares...............................................     $433       $715      $1,017     $1,875
   Class B Shares...............................................     $598       $912      $1,252     $2,044
   Class I Shares...............................................     $112       $350      $  606     $1,340
AmSouth Tennessee Tax-Exempt Fund
   Class A Shares...............................................     $529       $802      $1,095     $1,927
   Class B Shares...............................................     $710       $949      $1,314     $2,118
   Trust Shares.................................................     $124       $387      $  670     $1,477
Combined Fund Pro Forma
   Class A Shares...............................................     $529       $802      $1,095     $1,927
   Class B Shares...............................................     $710       $949      $1,314     $2,118
   Trust Shares.................................................     $124       $387      $  670     $1,477


----------
** Class B shares of the ISG Tennessee Tax-Exempt Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Tennessee Tax-Exempt Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Tennessee Tax-Exempt Fund
   Class B Shares...............................................     $198       $612      $1,052     $2044
AmSouth Tennessee Tax-Exempt Fund
   Class B Shares...............................................     $210       $649      $1,114     $2,118
Combined Fund Pro Forma
   Class B Shares...............................................     $210       $649      $1,114     $2,118


----------
** Class B shares of the ISG Tennessee Tax-Exempt Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Tennessee Tax-Exempt Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                                                ISG                     AmSouth
                                      Limited Term Tennessee      Limited Term Tennessee               Combined
                                           Tax-Exempt Fund            Tax-Exempt Fund                Fund Pro Forma
                                     --------------------------   ------------------------      -------------------------
                                     Class A   Class B  Class I   Class A  Class B   Trust      Class A   Class B   Trust
                                     -------   -------  -------   -------  -------   -----      -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None    4.00%(1)  None     None        4.00%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None     None     None     None        None      None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None     None(2) 5.00%(4)  None        None(2)  5.00%(4)   None
   Redemption Fees                    None     None     None     None(5)  None(5)  None(5)     None(5)   None(5)   None(5)
   Exchange Fees                      None     None     None     None     None     None        None      None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .50%     .50%     .50%     .65%      .65%     .65%        .65%      .65%      .65%
12b-1 Fees                            .25%     .75%     None     None      .75%     None        None      .75%      None
Other Expenses                        .92%    1.02      .92%    1.00%     1.00%     .90%       1.00%     1.00%      .90%
Total Fund Operating Expenses        1.67%(6) 2.27%(6) 1.42%(6) 1.65%(7)  2.40%(7) 1.55%(7)    1.65%(7)  2.40%(7)  1.55%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a      n/a       n/a      n/a       (.05%)    (.20%)    (.20%)
Net Expenses                           n/a      n/a      n/a      n/a       n/a      n/a       1.60%(8)  2.20%(8)  1.35%(8)


(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.60%; Class B, 2.20%; Trust Class, 1.35%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Limited Term Tennessee Tax-Exempt Fund
AmSouth Limited Term Tennessee Tax-Exempt Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term Tennessee Tax-Exempt Fund
   Class A Shares...............................................     $465      $  811    $1,180     $2,217
   Class B Shares...............................................     $630      $1,009    $1,415     $2,381
   Class I Shares...............................................     $145      $  449    $  776     $1,702
AmSouth Limited Term Tennessee Tax-Exempt Fund
   Class A Shares...............................................     $561      $  900    $1,261     $2,276
   Class B Shares...............................................     $743      $1,048    $1,480     $2,463
   Trust Shares.................................................     $158      $  490    $  845     $1,845
Combined Fund Pro Forma
   Class A Shares...............................................     $561      $  900    $1,261     $2,276
   Class B Shares...............................................     $743      $1,048    $1,480     $2,463
   Trust Shares.................................................     $158      $  900    $1,261     $2,276


----------
** Class B shares of the ISG Limited Term Tennessee Tax-Exempt Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited Term Tennessee Tax-Exempt Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:


                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term Tennessee Tax-Exempt Fund
   Class B Shares...............................................     $203       $   709   $1,215     $2,381
AmSouth Limited Term Tennessee Tax-Exempt Fund
   Class B Shares...............................................     $243       $   748   $1,280     $2,463
Combined Fund Pro Forma
   Class B Shares...............................................     $243       $   748   $1,280     $2,463


----------
** Class B shares of the ISG Limited Term Tennessee Tax-Exempt Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited Term Tennessee Tax-Exempt Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.


                                                ISG                     AmSouth
                                         Limited Term U.S.         Limited Term U.S.               Combined
                                          Government Fund           Government Fund               Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None     None    4.00%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None(2)  5.00%(4) None     None(2)  5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None      None     None     None     None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .50%     .50%     .50%      .65%     .65%     .65%     .65%     .65%      .65%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None     .75%      None
Other Expenses                        .79%     .75%     .65%      .76%     .76%     .66%     .76%     .76%      .66%
Total Fund Operating Expenses        1.54%(6) 2.00%(6) 1.15%(6)  1.49%(7) 2.24%(7) 1.39%(7) 1.41%(7) 2.16%(7)  1.31%(7)
Fee Waiver and/or Expense
   Reimbursement                       n/a      n/a      n/a       n/a      n/a      n/a    (.05%)   (.20%)    (.20%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a    1.36%(8) 1.96%(8)  1.11%(8)



(1) Sales charges may be reduced depending upon the amount invested, or in certain circumstances, waived.

(2) Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B Share investors of the ISG Funds, waivers are in place on the CDSC, charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other holders of B Shares, the CDSC declines over the same seven year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.36%; Class B, 1.96%; Trust Class, 1.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Limited Term U.S. Government Fund
AmSouth Limited Term U.S. Government Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term U.S. Government Fund
   Class A Shares...............................................     $452       $  772     $1,114     $2,079
   Class B Shares...............................................     $603       $  927     $1,278     $2,152
   Class I Shares...............................................     $117       $  365     $  633     $1,398
AmSouth Limited Term U.S. Government Fund
   Class A Shares...............................................     $546       $  852     $1,181     $2,108
   Class B Shares...............................................     $727       $1,000     $1,400     $2,297
   Trust Shares.................................................     $142       $  440     $  761     $1,669
Combined Fund Pro Forma
   Class A Shares...............................................     $538       $  828     $1,140     $2,023
   Class B Shares...............................................     $719       $  976     $1,359     $2,213
   Trust Shares.................................................     $133       $  415     $  718     $1,579


----------
** Class B shares of the ISG Limited Term U.S. Government Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited Term U.S. Government Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term U.S. Government Fund
   Class B Shares...............................................     $203       $627      $1,078     $2,152
AmSouth Limited Term U.S. Government Fund
   Class B Shares...............................................     $227       $700      $1,200     $2,297
Combined Fund Pro Forma
   Class B Shares...............................................     $219       $676      $1,159     $2,213


----------
** Class B shares of the ISG Limited Term U.S. Government Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited Term U.S. Government Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                                                ISG                       AmSouth
                                         Government Income           Government Income               Combined
                                                Fund                       Fund                    Fund Pro Forma
                                     -------------------------   -------------------------   ------------------------
                                     Class A  Class B  Class I   Class A   Class B   Trust   Class A  Class B   Trust
                                     -------- -------  -------   -------   -------   -----   -------- -------  ------
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None     None      4.00%(1) None       None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None       None    None       None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None    5.00%(4)  None       None(2) 5.00%(4)   None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)    None(5) None(5)    None(5)
Exchange Fees                         None     None     None      None     None     None       None    None       None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .60%     .60%     .60%      .65%     .65%     .65%       .65%     .65%     .65%
12b-1 Fees                            .25%     .75%     None      None     .75%     None       None     .75%     None
Other Expenses                        .38%     .48%     .38%      .69%     .69%     .59%       .69%     .69%     .59%
Total Fund Operating Expenses        1.23%(6) 1.83%(6)  .98%(6)  1.34%(7) 2.09%(7) 1.24%(7)   1.34%(7) 2.09%(7) 1.24%(7)(8)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a       n/a      n/a      n/a      (.06%)   (.21%)   (.21%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a      1.28%(8) 1.88%(8) 1.03%(8)


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for Class B shares and Class I shares are based on estimated amounts for the current fiscal year, and have been restated for Class A to reflect current fees. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement is voluntary and my be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.28%; Class B, 1.88%; Trust Class, 1.03%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Government Income Fund
AmSouth Government Income Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Government Income Fund
   Class A Shares...............................................     $422       $679      $  955     $1,744
   Class B Shares...............................................     $586       $876      $1,190     $1,915
   Class I Shares...............................................     $100       $312      $  542     $1,201
AmSouth Government Income Fund
   Class A Shares...............................................     $531       $808      $1,105     $1,948
   Class B Shares...............................................     $710       $949      $1,314     $2,126
   Trust Shares.................................................     $126       $393      $  681     $1,500
Combined Fund Pro Forma
   Class A Shares...............................................     $531       $808      $1,105     $1,948
   Class B Shares...............................................     $710       $949      $1,314     $2,126
   Trust Shares.................................................     $126       $393      $  681     $1,500


----------
** Class B shares of the ISG Government Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Government Income Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Government Income Fund
   Class B Shares...............................................     $186       $576      $  990     $1,915
AmSouth Government Income Fund
   Class B Shares...............................................     $210       $649      $1,114     $2,126
Combined Fund Pro Forma
   Class B Shares...............................................     $210       $649      $1,114     $2,126


----------
** Class B shares of the ISG Government Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Government Income Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                                                ISG                      AmSouth
                                        Limited Term Income         Limited Term Bond              Combined
                                              Fund                        Fund                   Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None     None    4.00%(1)   None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None      None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None    5.00%(4)  None     None(2)  5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)   None(5)  None(5)
   Exchange Fees                      None     None     None      None     None     None     None      None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .50%     .50%     .50%      .65%     .65%     .65%     .65%      .65%     .65%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None      .75%     None
Other Expenses                        .60%     .70%     .60%      .54%     .54%     .44%     .54%.     .54%     .44%
Total Fund Operating Expenses        1.35%(6) 1.95%(6) 1.10%(6)  1.19%(7) 1.94%(7) 1.09%(7) 1.19%(7)  1.94%(7) 1.09%(7)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a       n/a      n/a      n/a      n/a     (.11%)   (.11%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a      n/a     1.83%(8)  .98%(8)



(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses have been restated for Class A and Class I to reflect current fees. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class B, 1.83%; Trust Class, .98%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Limited Term Income Fund
AmSouth Limited Term Bond Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term Income Fund
   Class A Shares...............................................     $433       $715      $1,017     $1,875
   Class B Shares...............................................     $598       $912      $1,252     $2,044
   Class I Shares...............................................     $112       $350      $  606     $1,340
AmSouth Limited Term Bond Fund
   Class A Shares...............................................     $516       $763      $1,028     $1,785
   Class B Shares...............................................     $697       $909      $1,247     $1,979
   Trust Shares.................................................     $111       $347      $  601     $1,329
Combined Fund Pro Forma
   Class A Shares...............................................     $516       $763      $1,028     $1,785
   Class B Shares...............................................     $697       $909      $1,247     $1,979
   Trust Shares.................................................     $111       $347      $  601     $1,329


----------
** Class B shares of the ISG Limited Term Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited
     Term Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Limited Term Income Fund
   Class B Shares...............................................     $198       $612      $1,052     $2,044
AmSouth Limited Term Bond Fund
   Class B Shares...............................................     $197       $609      $1,047     $1,979
Combined Fund Pro Forma
   Class B Shares...............................................     $197       $609      $1,047     $1,979


---------
** Class B shares of the ISG Limited Term Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Limited Term Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.


                                                ISG                      AmSouth
                                           Equity Income              Equity Income                 Combined
                                                Fund                      Fund                    Fund Pro Forma
                                     -------------------------   -------------------------   --------------------------
                                     Class A  Class B  Class I   Class A  Class B  Class I   Class A   Class B  Class I
                                     -------  -------  -------   -------  -------  -------   -------   -------  -------
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None      4.50%(1) None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None       None    None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None    5.00%(4)  None       None(2) 5.00%(4) None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)    None(5) None(5)  None(5)
   Exchange Fees                      None     None     None      None     None     None       None    None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .65%     .65%     .65%      .80%     .80%     .80%       .80%    .80%     .80%
12b-1 Fees                            .25%     .75%     None      None     .75%     None       None    .75%     None
Other Expenses                        .70%     .80%     .70%      .58%     .58%     .98%       .58%    .58%     .48%
Total Fund Operating Expenses        1.60%(6) 2.20%(6) 1.35%(6)  1.38%(7) 2.13%(7) 1.28%(7)   1.38%(7) 2.13%(7) 1.28(7)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a       n/a      n/a      n/a        n/a   (.07%)   (.07%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a        n/a   2.06%(8) 1.21%(8)


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses have been restated for Class A and Class I to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class B, 2.06%; Trust Class, 1.21%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Equity Income Fund
AmSouth Equity Income Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Equity Income Fund
   Class A Shares...............................................     $630       $956      $1,304     $2,285
   Class B Shares...............................................     $623       $988      $1,380     $2,309
   Class I Shares...............................................     $137       $428      $  739     $1,624
AmSouth Equity Income Fund
   Class A Shares...............................................     $584       $867      $1,171     $2,033
   Class B Shares...............................................     $716       $967      $1,344     $2,182
   Trust Shares.................................................     $130       $406      $  702     $1,545
Combined Fund Pro Forma
   Class A Shares...............................................     $584       $867      $1,171     $2,033
   Class B Shares...............................................     $716       $967      $1,344     $2,182
   Trust Shares.................................................     $130       $406      $  702     $1,545


----------
** Class B shares of the ISG Equity Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Equity Income Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Equity Income Fund
   Class B Shares...............................................     $223       $688      $1,180     $2,309
AmSouth Equity Income Fund
   Class B Shares...............................................     $216       $667      $1,114     $2,182
Combined Fund Pro Forma
   Class B Shares...............................................     $216       $667      $1,114     $2,182


----------
** Class B shares of the ISG Equity Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Equity Income Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.


                                                ISG                     AmSouth
                                         Municipal Income           Municipal Bond                 Combined
                                                Fund                     Fund                    Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None     None    4.00%(1)   None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None      None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None    5.00%(4)  None(2)  None(4)  5.00%(4)  None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)   None(5)  None(5)
   Exchange Fees                      None     None     None      None     None     None     None      None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .60%     .60%     .60%      .65%     .65%     .65%     .65%      .65%     .65%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None      .75%     None
Other Expenses                        .56%     .66%     .56%      .53%     .53%     .43%     .53%      .53%     .43%
Total Fund Operating Expenses        1.41%(6) 2.01%(6) 1.16%(6)  1.18%(7) 1.93%(7) 1.08%(7)  .18%(7)  1.93%(7) 1.08%(7)


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5)  A wire transfer fee of $7.00 will be deducted from the amount.

(6) Other expenses have been for Class B and Class I are based on estimated amounts for the current fiscal year, and have been restated for Class A to reflect current fees. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Municipal Income Fund
AmSouth Municipal Bond Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Municipal Income Fund
   Class A Shares...............................................     $439       $733      $1,048     $1,940
   Class B Shares...............................................     $604       $930      $1,283     $2,108
   Class I Shares...............................................     $118       $368      $  638     $1,409
AmSouth Municipal Bond Fund
   Class A Shares...............................................     $515       $760      $1,023     $1,775
   Class B Shares...............................................     $696       $906      $1,242     $1,968
   Trust Shares.................................................     $110       $343      $  595     $1,317
Combined Fund Pro Forma
   Class A Shares...............................................     $515       $760      $1,023     $1,775
   Class B Shares...............................................     $696       $906      $1,242     $1,968
   Trust Shares.................................................     $110       $343      $  595     $1,317


----------
** Class B shares of the ISG Municipal Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Municipal Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Municipal Income Fund
   Class B Shares...............................................     $204       $630      $1,083     $2,108
AmSouth Municipal Bond Fund
   Class B Shares...............................................     $196       $606      $1,042     $1,968
Combined Fund Pro Forma
   Class B Shares...............................................     $196       $606      $1,042     $1,968


----------
** Class B shares of the ISG Municipal Income Fund automatically convert to Class A Shares approximately after seven (7) years. AmSouth Municipal Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                                                ISG                     AmSouth
                                       Small-Cap Opportunity           Small Cap                   Combined
                                                Fund                      Fund                   Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------- -------   -----   --------  -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.75%(1)  None     None     4.50%(1)  None     None    4.50%(1)  None      None
   Sales Charge on Reinvested
     Dividends                        None     None     None      None     None     None     None     None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None      None    5.00%(4)  None     None(2) 5.00%(4)   None
   Redemption Fees                    None     None     None      None(5)  None(5)  None(5)  None(5)  None(5)   None(5)
   Exchange Fees                      None     None     None      None     None     None     None     None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .95%     .95%     .95%     1.20%    1.20%    1.20%    1.20%    1.20%     1.20%
12b-1 Fees                            .25%     .75%     None      None     .75%     None     None     .75%      None
Other Expenses                        .55%     .65%     .55%      .55%     .55%     .45%     .55%     .55%      .45%
Total Fund Operating Expenses        1.75%(6) 2.35%(6) 1.50%(6)  1.75%(7) 2.50%(7) 1.65%(7) 1.75%(7) 2.50%(7)  1.65%(7)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a       n/a      n/a      n/a      n/a    (.15%)    (.15%)
Net Expenses                           n/a      n/a      n/a       n/a      n/a      n/a      n/a    2.35%(8)  1.50%(8)


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses for Class B and Class I are based on estimated amounts for the current fiscal year, and have been restated for Class A to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. Total expenses after fee waivers and expense reimbursements will be as follows: Class B, 2.35 %; Trust Class, 1.50%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Small-Cap Opportunity Fund
AmSouth Small Cap Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Small-Cap Opportunity Fund
   Class A Shares...............................................     $636       $  974    $1,334     $2,347
   Class B Shares...............................................     $629       $1,006    $1,410     $2,371
   Class I Shares...............................................     $144       $  446    $  771     $1,691
AmSouth Small Cap Fund
   Class A Shares...............................................     $620       $  976    $1,356     $2,420
   Class B Shares...............................................     $753       $1,079    $1,531     $2,565
   Trust Shares.................................................     $168       $  520    $  897     $1,955
Combined Fund Pro Forma
   Class A Shares...............................................     $620       $  976    $1,356     $2,420
   Class B Shares...............................................     $753       $1,079    $1,531     $2,565
   Trust Shares.................................................     $168       $  520    $  897     $1,955


----------
** Class B shares of the ISG Small-Cap Opportunity Fund automatically convert to Class A Shares after seven (7) years. AmSouth Small Cap Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Small-Cap Opportunity Fund
   Class B Shares...............................................     $229       $706      $1,210     $2,371
AmSouth Small Cap Fund
   Class B Shares...............................................     $253       $779      $1,331     $2,565
Combined Fund Pro Forma
   Class B Shares...............................................     $253       $779      $1,331     $2,565


----------
** Class B shares of the ISG Small-Cap Opportunity Fund automatically convert to Class A Shares after seven (7) years. AmSouth Small Cap Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                                                ISG                     AmSouth
                                         Tax-Exempt Money           Tax-Exempt Money              Combined
                                            Market Fund               Market Fund               Fund Pro Forma
                                     -------------------------    -------------------      -----------------------
                                     Class A           Class I    Class A       Trust      Class A           Trust
                                     -------           -------    --------      -----      --------          -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                           None(1)           None       None          None       None(1)          None
   Sales Charge on Reinvested
     Dividends                        None              None       None          None       None             None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2)           None       None          None       None(2)          None
   Redemption Fees                    None              None       None(3)       None(3)    None(3)          None(3)
   Exchange Fees                      None              None       None          None       None             None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .35%              .35%       .40%          .40%       .40%             .40%
12b-1 Fees                            None              None       None          None       None             None
Other Expenses                        .57%              .47%       .53%          .43%       .53%             .43%
Total Fund Operating Expenses         .92%(4)           .82%(4)    .93%(4)       .83%(4)    .93%(5)          .83%(5)
Fee Waiver and/or
   Expense Reimbursement               n/a               n/a        n/a           n/a      (.03%)           (.03%)
Net Expenses                           n/a               n/a        n/a           n/a       .90%(6)          .80%(6)


(1)    Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(4) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(5) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses do not reflect any fee waivers or expense reimbursement arrangements.

(6) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, .90%; Trust Class, .80%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Tax-Exempt Money Market Fund
AmSouth Tax-Exempt Money Market Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years
                                                                     ------     -------
ISG Tax-Exempt Money Market Fund
   Class A Shares...............................................     $ 94       $293
   Class I Shares...............................................     $ 84       $262
AmSouth Tax-Exempt Money Market Fund
   Class A Shares...............................................     $ 95       $296
   Trust Shares.................................................     $ 85       $265
Combined Fund Pro Forma
   Class A Shares...............................................     $ 95       $296
   Trust Shares.................................................     $ 85       $265


                                                ISG                      AmSouth
                                        Prime Money Market          Prime Money Market              Combined
                                               Fund                       Fund                    Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                           None(1)  None     None    None     None     None     None(1) None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None    None     None     None     None    None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2)  4.00%(3) None    None    5.00%(4)  None     None(2) 5.00%(4) None
   Redemption Fees                    None     None     None    None(5)  None(5)  None(5)  None(5) None(5)  None(5)
   Exchange Fees                      None     None     None    None     None     None     None    None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .25%     .25%     .25%    .40%     .40%     .40%     .40%    .40%     .40%
12b-1 Fees                            None     .75%     None    None     .75%     None     None    .75%     None
Other Expenses                        .57%     .58%     .48%    .53%     .53%     .43%     .53%    .53%     .43%
Total Fund Operating Expenses         .82%(6) 1.58%(6)  .73%(6) .93%(7) 1.68%(7)  .83%(7)  .93%(7)1.68%(7)  .83%(7)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a     n/a      n/a      n/a    (.16%)  (.16%)   (.16%)
Net Expenses                           n/a      n/a      n/a     n/a      n/a      n/a     .77%(8)1.52%(8)  .67%8


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other fees have been restated for Class I to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class A, .77%; Class B, 1.52%; Trust Class, .67%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Prime Money Market Fund
AmSouth Prime Money Market Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Prime Money Market Fund
   Class A Shares...............................................     $ 84       $262      $  455     $1,014
   Class B Shares...............................................     $561       $799      $1,060     $1,576
   Class I Shares...............................................     $ 75       $233      $  406     $  906
AmSouth Prime Money Market Fund
   Class A Shares...............................................     $ 95       $296      $  515     $1,143
   Class B Shares...............................................     $671       $830      $1,113     $1,694
   Trust Shares.................................................     $ 85       $265      $  460     $1,025
Combined Fund Pro Forma
   Class A Shares...............................................     $ 95       $296      $  515     $1,143
   Class B Shares...............................................     $671       $830      $1,113     $1,694
   Trust Shares.................................................     $ 85       $265      $  460     $1,025

----------
** Class B shares of the ISG Prime Money Market Fund automatically convert to Class A Shares after seven (7) years. AmSouth Prime Money Market Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Prime Money Market Fund
   Class B Shares...............................................     $161       $499      $860       $1,576
AmSouth Prime Money Market Fund
   Class B Shares...............................................     $171       $530      $ 913      $1,694
Combined Fund Pro Forma
   Class B Shares...............................................     $171       $530      $913       $1,694


----------
** Class B shares of the ISG Prime Money Market Fund automatically convert to Class A Shares after seven (7) years. AmSouth Prime Money Market Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.



                                                ISG                     AmSouth
                                              Income                     Bond                        Combined
                                               Fund                      Fund                      Fund Pro Forma
                                     -------------------------   ------------------------   -------------------------
                                     Class A  Class B  Class I   Class A  Class B   Trust   Class A   Class B   Trust
                                     -------  -------  -------   -------  -------   -----   -------   -------   -----
SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          3.00%(1)  None     None     4.00%(1)  None     None     4.00%(1)  None     None
   Sales Charge on Reinvested
     Dividends                        None     None     None     None      None     None      None     None     None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None(2) 4.00%(3)  None     None     5.00%(4)  None      None(2) 5.00%(4)  None
   Redemption Fees                    None     None     None     None(5)   None(5)  None(5)   None(5)  None(5)  None(5)
   Exchange Fees                      None     None     None     None      None     None      None     None     None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .50%     .50%     .50%     .65%      .65%     .65%      .65%     .65%     .65%
12b-1 Fees                            .25%     .75%     None     None      .75%     None      None     .75%     None
Other Expenses                        .63%     .73%     .63%     .53%      .53%     .43%      .53%     .53%     .43%
Total Fund Operating Expenses        1.38%(6) 1.98%(6) 1.13%(6) 1.18%(7)  1.93%(7) 1.08%(7)  1.18%(7) 1.93%(7) 1.08%(7)
Fee Waiver and/or
   Expense Reimbursement               n/a      n/a      n/a      n/a       n/a      n/a       n/a    (.07%)   (.07%)
Net Expenses                           n/a      n/a      n/a      n/a       n/a      n/a       n/a    1.86%(8) 1.01%(8)


(1)  Sales changes may be reduced or, in certain circumstances, waived.

(2) Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B Shares automatically convert to Class A Shares.

(4) For former B share investors of ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other B shareholders, the CDSC declines over the same seven-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

(5) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(6) Other expenses have been restated for class A and Class I to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. There was no fee waiver or expense reimbursement for Class B. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect.

(8) Total expenses after fee waivers and expense reimbursements will be as follows: Class B, 1.86%; Trust Class, 1.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

ISG Income Fund
AmSouth Bond Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Income Fund
   Class A Shares...............................................     $436       $724      $1,033     $1,908
   Class B Shares...............................................     $601       $921      $1,268     $2,076
   Class I Shares...............................................     $115       $359      $  622     $1,375
AmSouth Bond Fund
   Class A Shares...............................................     $515       $760      $1,023     $1,775
   Class B Shares...............................................     $696       $906      $1,242     $1,968
   Trust Shares.................................................     $110       $343      $  595     $1,317
Combined Fund Pro Forma
   Class A Shares...............................................     $515       $760      $1,023     $1,775
   Class B Shares...............................................     $696       $906      $1,242     $1,968
   Trust Shares.................................................     $110       $343      $  595     $1,317


----------
** Class B shares of the ISG Income Fund automatically convert after seven (7) years. AmSouth Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
ISG Income Fund
   Class B Shares...............................................     $201       $621      $1,068     $2,076
AmSouth Bond Fund
   Class B Shares...............................................     $196       $606      $1,042     $1,968
Combined Fund Pro Forma
   Class B Shares...............................................     $196       $606      $1,042     $1,968


----------
** Class B shares of the ISG Income Fund automatically convert after seven (7) years. AmSouth Bond Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                              AmSouth Mutual Funds


                                 ANNUAL REPORT

                                 July 31, 1999




















AMSOUTH                                                AmSouth
MUTUAL FUNDS                                           AMSOUTH BANK
                                                       Investment Advisor
BISYS Fund Services, Distributor
[LOGO OF AMSOUTH MUTUAL FUNDS APPEARS HERE]           [LOGO OF AMSOUTH BANK
                                                       APPEARS HERE]

                                Not FDIC Insured

                               Table of Contents

                Message From the Chairman and Investment Advisor
                                     Page 1

                       Report of Independent Accountants
                                    Page 33

                      Statements of Assets and Liabilities
                                    Page 34

                            Statements of Operations
                                    Page 38

                      Statements of Changes in Net Assets
                                    Page 42

                       Schedules of Portfolio Investments
                                    Page 48

                         Notes to Financial Statements
                                    Page 94

                              Financial Highlights
                                    Page 108

--------------------------------------------------------------------------------
         The AmSouth Mutual Funds, like all mutual funds, are NOT FDIC
                  INSURED nor insured by any other agency and
               are not obligations or deposits of, or endorsed or
                   guaranteed by, AmSouth Bank or any of its
               affiliates. Investment products involve investment
                risk, including the possible loss of principal.
--------------------------------------------------------------------------------

                                Message From the Chairman and Investment Advisor

Dear Shareholders:

We are pleased to send you this annual report for the 12 months ended July 31, 1999, a period full of the soaring volatility that has become customary in recent years.

It was also a time when two portfolios in our fund family achieved noteworthy milestones. First, the AmSouth Bond Fund was recognized by The Wall Street Journal as one of the top 15 funds in its sector--not just once, but for 11 consecutive months through July 1999.

Based on data provided by Lipper Analytical Services, the AmSouth Bond Fund was a consistent leader in the A-Rated Bond Fund category (for trailing 12-month performance). In the most recent period that ended July 31, the Fund's Classic Shares ranked eighth out of more than 159 funds in its peer group./1/

What is truly remarkable about this accomplishment is that the AmSouth Bond Fund was ranked highly as stated above during both the bull market, which bonds enjoyed last autumn and into the winter, and the bear market that has depressed the fixed-income sector in the last six months.

A second achievement that bears mention was that the AmSouth Equity Fund as of July 31, had portfolio assets under management of $1.03 billion, a testament to the Fund's long-term performance and service to shareholders.

These feats had a direct bearing on another of our portfolios, the AmSouth Balanced Fund--which draws upon the AmSouth Equity Fund's style for the stock portion of its portfolio and follows the AmSouth Bond Fund's lead for its fixed-income allocation.

Stocks Finish On An Upswing

The summer of 1998 seems like it was a very long time ago, but it was the start of our latest fiscal year, and it was a treacherous time to be an investor.

Waves of bad news swept through the markets: Asia was still a depressed region; Russia defaulted on tens of billions of dollars of government debt; an enormously leveraged hedge fund, Long-Term Capital Management, threatened to collapse and take the world's credit stability down with it. The stock market plummeted.

The Federal Reserve Board's (the Fed's) decision to lower short-term interest rates not once, but three times in just four months, sparked one of the most dramatic recoveries ever. Investors rode back into the market on a wave of liquidity. As had been the case for much of the previous four years, large-cap growth issues were the biggest winners, along with just about any stock that had a "dot.com" at the end of its name.

The bull market kept its momentum into early spring. On March 29, for the first time ever, the Dow Jones Industrial Average/2/ closed above 10,000, a near-mythical level. In relatively short order, the 11,000 mark was breached as well. And as we write this letter in the middle of August, the Dow has recovered again--this time, from a brief drop this summer--to stand within a few percentage points of its all-time high.

The individual fund reports that follow will detail the stock market's gyrations and rotations more fully. But suffice it to say that most equity investors who stuck with their long-term strategy for the full 12 months, and remained unshaken by bouts of volatility, are most likely pleased with their funds' returns.

Where the Fed Led, Bonds Followed

Veteran investors in the fixed-income market know that bond prices are at the mercy of interest rates; when rates decline, bond prices rise, and vice versa. This fact was never more evident than during the last 12 months.

The first and last six months of the period were almost mirror images of one another. Spurred by a flight to quality in the U.S. Treasury market, and then by the Fed's rate cuts, fixed-income instruments of nearly every stripe rose sharply through January. Then just as quickly, the tide turned against bonds. The fear of a global financial disaster abated, making Treasuries less attractive. Inflation remained mild, but in an almost-perverse display of looking for trouble where little existed, many observers began to evoke the specter of rising prices. The Fed did not raise rates immediately, not until June 30, but just the notion of a rate hike was enough to push rates significantly higher.

Funds For Every Investor's Needs

Both stocks and bonds sold off modestly in July, the last month of our fiscal year (though municipal bonds bucked the trend by remaining mostly unchanged). So where does that leave you, and us, as we begin a new 12-month period?

As we look ahead, we believe bonds are a bit more attractive than stocks, on a relative basis. That does not mean we think the stock market is troubled, but rather, that bonds offer a better return on a risk-adjusted basis. In the first two weeks of August, interest rates have continued to be volatile; the yield on the bellwether 30-year Treasury bond spiked up to 6.26%, then fell rapidly below the critical 6% level. It is our feeling that, while interest rates could dance around for the next few months, the Fed could very well raise rates a number of times before the end of 1999 bonds should produce decent returns. Factor in historically low inflation, and the fixed-income sector could prove to be hospitable.

At the same time, we are not abandoning stocks. Any long-term investor with a plan that includes an equity allocation should not bail out at the first, or even second, sign of trouble. We remain encouraged by the growth potential of stocks.

With the addition to our fund family of the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund and the AmSouth Institutional Prime Obligations Fund, we now offer shareholders an impressively diversified array of funds. This full complement of portfolios, in our opinion, allowed many shareholders to do well in the markets over the last year, and regardless of future shifts in the market, this diversification can serve you well in the months and years ahead.

Sincerely,

/s/ J. DAVID HUBER
----------------------
J. David Huber
Chairman
AmSouth Mutual Funds

/s/ BRIAN B. SULLIVAN
----------------------
Brian B. Sullivan
Senior Investment Officer
AmSouth Bank

/1/ The AmSouth Bond Fund (Classic Shares) was ranked 8 out of 159 Corporate
    A-Rated Debt Funds for the one-year period, 20 out of 130 funds for the three-year period, 25 out of 90 funds for the five-year period, and 21 out of 42 funds for the ten-year period, respectively. All rankings are as of July 31, 1999. Lipper rankings are based on total return with dividends and capital gains reinvested and do not reflect a sales charge.

/2/ The Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue-chip stocks (the average is computed by adding the prices of the 30 stock's splits, stock dividends and substitutions of stocks).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                 The AmSouth Equity Income Fund

The AmSouth Equity Income Fund is subadvised by Rockhaven Asset Management, LLC and is managed by Christopher Wiles, CFA. President and chief investment officer of Rockhaven, Mr. Wiles has more than 15 years of investment management experience. He holds an MBA and a bachelor's degree in finance.

Low Risk, High Income

For the 12 months ended July 31, 1999, the AmSouth Equity Income Fund produced a total return of 14.17% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 20.20%, and the Lipper Equity Income Fund Index/1/ gained 11.26%.

We provided our shareholders with solid market participation with below-average risk and above-average income. As of July 31, 1999, the Fund's yield was 2.82%, more than twice the S&P 500's yield of just 1.26%.

We Made Good Money With Convertibles

In many ways, this was one of the most phenomenal 12-month periods in stock market history. Last summer, we thought we might be in the throes of a potentially disastrous, deflationary environment throughout the world. There was serious trouble in Asia and Russia, with Latin America also looking vulnerable. Consequently, even though the U.S. economy was strong, the Federal Reserve acted quickly--lowering short-term interest rates three times in the latter part of 1998--to stave off a global financial collapse.

In a deflationary environment, it is prudent to hold securities with the longest duration you can get your hands on. Those long-duration securities were large-cap growth stocks and, to some degree, Internet stocks. Then all of a sudden in 1999, the world looked much more stable, and deflationary fears subsided. Therefore, interest rates began to rise sharply. This turnaround favored short-duration securities. With regard to stocks, this favored deep-value stocks.

The Fund participated in the climb from the October 1998 lows to the March 1999 highs. With the abrupt change away from large-cap growth, we gave up some ground--though not that much.

One significant change in the portfolio during the last 12 months was an increase in our allocation to convertible securities. Due to an active merger-and-acquisition environment, we found some very attractive convertible opportunities. For instance, when Centocor, a biotech company, was acquired by Johnson & Johnson (0.91% of the Fund's net assets), we found ourselves holding JNJ convertible (1.42%), which yielded 3.7%. Another example was Level One Communications, which was taken over by Intel (0.75%). By buying Level One convertible, which became Intel convertible (0.91%), we were getting significantly more income than was available through Intel common stock.*

As of July 31, 1999, the Fund's top five holdings were BCE, Inc. (3.04%), Lincoln National Corp. (2.94%), Nextel STRYPES (2.92%), Skytel/Worldcom Communications, Inc. (2.85%) and General Electric Co. (2.81%).*

A Blase Market For the Next Few Months

Going forward, we believe there will be many things happening in the next six months. The main event remains the Year 2000 (Y2K) situation. One factor that helped the U.S. economy grow robustly in the first seven months of 1999 was a significant amount of Y2K-related buying of goods before the end of the year. Many made their purchases early in 1999. Therefore, we expect the economy to show some signs of slowing in the fourth quarter of 1999, and interest rates could fall from their relatively high levels. We do not see the stock market making much of a move either way for the next six months, but we think conditions could be ripe for an increase in stock prices in the early part of next year.

/1/ The Lipper Equity Income Fund Index is comprised of funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

* The Fund's portfolio composition is subject to change.

                                                  The AmSouth Equity Income Fund

                 [THE AMSOUTH EQUITY INCOME FUND APPEARS HERE]

          AmSouth Equity    AmSouth Equity   AmSouth Equity  S&P 500  Lipper Equity
           Income Fund       Income Fund      Income Fund     Stock    Income Fund
Date     (Classic Shares)* (Premier Shares)  (B Shares)**     Index        Index
----     ----------------- ----------------  --------------  -------  -------------
3/20/97        9,550           10,000             10,000      10,000      10,000
7/97          11,409           11,948             11,421      12,633      11,786
7/98          12,073           12,669             12,142      15,136      12,918
7/99          13,784           14,497             13,915      18,193      14,373


---------------------------------------------
          Average Annual Total Return
---------------------------------------------
                                      Since
                             1      Inception
As of July 31, 1999        Year     (3/20/97)
---------------------------------------------
Classic*                   9.03%       14.54%
---------------------------------------------
Premier                   14.43%       17.01%
---------------------------------------------
B Shares**                 8.34%       15.00%
---------------------------------------------

*  Reflects 4.50% sales charge

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Stock Index and the Lipper Equity Income Fund Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Equity Income Fund Index, an index that consists of managed funds, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                        The AmSouth Equity Fund

The AmSouth Equity Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 26 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

We Benefited From a Return To Value

For the 12 months ended July 31, 1999, the AmSouth Equity Fund produced a total return of 14.92% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 20.20%, while the Lipper Capital Appreciation Fund Index/1/ gained 20.76%.

Looking at our fiscal year as a whole, we had two very good periods. First, the Fund performed well during the sharp market decline in August 1998; then during the second calendar quarter of 1999, again turning in strong numbers when the market became much broader and began to reward our value style of investing.

In the month of April, we saw a sudden broadening of investor interest--some of which had to do with the significant signs of improvement in many foreign economies that had lagged earlier in the year. There was a rapid rotation in the second calendar quarter of 1999 and in our Fund.

We continued to perform strongly during periods when the market was sloppy, which is what a value-oriented fund is structured to do.

Energy and Shelter: Our Strong Suits

In particular, we benefited from our holdings in energy and a sector we call "shelter," which includes forest products and paper. With regard to energy, many analysts did not believe that the Organization of Petroleum Exporting Countries
(OPEC) members would abide by an agreement to limit production; OPEC has a long history of not holding together. But what was different this time was that, due to historically low oil prices, OPEC countries were feeling true economic pain. For the first time in four or five years, there not only was a political reason for holding true to an agreement, there also were compelling economic reasons. OPEC simply needed higher oil prices.

Consequently, production among OPEC nations shrunk by a couple of million barrels a day. In a commodities market, when you suddenly go from a slight amount of surplus to a position where inventories are tight, you can have some dramatic price reactions--which is what happened.

We believe a similar scenario will unfold in forest products over the next couple of quarters. Some of our favorite paper holdings include Weyerhaeuser Co. (2.29% of the Fund's net assets), Willamette Industries, Inc. (1.51%), International Paper Co. (2.35%) and Champion International Corp. (0.25%).*

We are also fond of selected stocks in the consumer nondurables sector, including American Greetings Corp. (2.08%), Crown Cork & Seal, Inc. (0.70%) and Dole Food, Inc. (0.42%).*

We Anticipate a Rise In Certain Commodities

With overweightings in energy and shelter, the portfolio is structured to benefit from a continuation of moderate economic growth in the United States and abroad. Despite the run-up in oil stocks, for example, we do not believe we have yet seen a top. Even though the price of energy has risen significantly, that has only happened in the last quarter, and the bottom lines of many companies in the sector have not yet fully reflected those price increases. We have seen a significant tightening in refining capacity, and the oil squeeze could get even tighter.

As of July 31, 1999, the Fund's top five holdings were Gannett Co., Inc. (2.74%), Marsh & McLennan Co., Inc. (2.62%), Texaco (2.58%), Newell Rubbermaid (2.57%) and Kerr McGee Corp. (2.52%).*

/1/ Lipper Capital Appreciation Fund Index is comprised of funds that seek maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The funds in the index may take large cash positions.

* The Fund's portfolio composition is subject to change.

                                                         The AmSouth Equity Fund

                     [THE AMSOUTH EQUITY FUND APPEARS HERE]

            AmSouth       AmSouth
            Equity        Equity       AmSouth
             Fund          Fund        Equity        S&P 500     Lipper Capital
           (Classic      (Premier       Fund          Stock       Appreciation
 Date       Shares)*      Shares)     (B Shares)      Index           Index
------     ---------     --------     ----------     -------     --------------
7/89         9,550        10,000        10,000       10,000          10,000
7/90         9,707        10,165        10,165       10,647          10,317
7/91        10,530        11,026        11,026       12,007          11,602
7/92        11,891        12,451        12,451       13,539          12,843
7/93        13,533        14,170        14,170       14,713          14,762
7/94        14,603        15,291        15,291       15,477          15,323
7/95        17,415        18,236        18,235       19,509          19,541
7/96        19,344        20,257        20,256       22,739          21,192
7/97        27,536        28,838        28,834       34,590          28,192
7/98        30,935        32,430        32,195       41,282          31,934
7/99        35,547        37,433        36,711       49,623          38,562

For performances purposes the above graph has not been adjusted for CDSC charges.


---------------------------------------------
        Average Annual Total Return
---------------------------------------------
As of                  1         5       10
July 31, 1999        Year      Year     Year
---------------------------------------------
Classic*            9.74%    18.38%   13.53%
---------------------------------------------
Premier            15.43%    19.61%   14.11%
---------------------------------------------
B Shares**          9.03%    18.95%   13.89%
---------------------------------------------

*  Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Equity Fund is measured against the S&P 500 Stock Index and the Lipper Capital Appreciation Funds Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Capital Appreciation Funds Index is an index that consists of managed funds. The Lipper Capital Appreciation Funds Index and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                The AmSouth Enhanced Market Fund

The AmSouth Enhanced Market Fund is subadvised by OakBrook Investments, LLC and managed by Neil Wright, Janna Sampson and Peter Jankovskis. Mr. Wright has 19 years of investment experience and received his Ph.D. in economics from the Massachusetts Institute of Technology. Ms. Sampson has 18 years of investment management experience and has a master's degree in economics from Georgia State University. Mr. Jankovskis has seven years of investment management experience and holds a Ph.D. in economics from the University of California at Santa Barbara.

The Fund Outperformed the Market

The AmSouth Enhanced Market Fund commenced operations on September 1, 1998. For the period ended July 31, 1999, which represents nearly 11 months of performance, the Fund produced a total return of 39.93% (Classic Shares at NAV). In comparison, the S&P 500 Index rose 35.29%.

The Federal Reserve Board's (the Fed) three interest-rate cuts in the last few months of 1998 pumped liquidity into the market and caused a tremendous surge in stock prices. However, the benefits of those rate cuts were not evenly distributed. From November 1998 through January 1999, growth stocks outperformed value stocks by roughly 20%.

What few people realize is that there was an even greater divergence between the performance of volatile stocks and more stable stocks. Thanks to the Fed's actions, these volatile stocks suddenly became very attractive. The difference in returns between stocks in these two groups during the same November 1998 through January 1999 period was more than 40%, with volatile stocks doing better.

We define a "volatile stock" as one whose stock price tends to change by a large degree, up or down, from month to month. To be included in this group, a stock's average percentage change in its price over the past three years must rank it among the 100 most-volatile stocks in the S&P 500. A "stable stock" is one that ranks among the 100 least-volatile, in terms of its average change in price.

The Enhanced Market Fund is carefully balanced to make sure its allocation compares to the S&P 500's along the lines of capitalization, in value versus growth and also in terms of stability versus volatility. Because of these strong risk controls, our ability to beat the S&P 500 was not influenced very much by the strong performance of volatile stocks or any other group. The risk controls worked as designed, allowing the strategy's strength in stock selection to shine through. The Fund did very well during the time when volatile stocks were in favor. Since the end of January, the Fund has continued to do well relative to its benchmark.

A Wide Range Of Successes

We found good stocks in a number of sectors. Our winners ranged from mega-cap technology powerhouse IBM Corp. (1.99% of the Fund's net assets) to smaller-cap issues such as King World Productions (0.04%) and Navistar International (0.05%). The Fund also benefited from positions in oil refiner Atlantic Richfield Co. (0.47%) and financial service provider American Express (0.64%).*

A Challenging Climate In the Months Ahead

It is our belief that over the next six months, the market could be pretty choppy. The Fed will probably raise rates once more before the end of 1999. Regardless of what the Fed chooses to do, if the yield on the 30-year Treasury bond stays above 6.00%, that is going to put some pressure on both corporate earnings and the valuations of the companies that led the last market rally.

As of July 31, 1999, the Fund's top five holdings were Microsoft Corp. (3.85%), General Electric Co. (3.20%), Intel Corp. (2.20%), IBM Corp. (1.99%)
and Lucent Technologies, Inc. (1.82%).*

* The Fund's portfolio composition is subject to change.

                                                The AmSouth Enhanced Market Fund

                [THE AMSOUTH ENHANCED MARKET FUND APPEARS HERE]

        AmSouth Enhanced     AmSouth Enhanced    AmSouth Enhanced
          Market Fund           Market Fund        Market Fund       S&P 500
Date    (Classic Shares)*    (Premier Shares)       (B Shares)**   Stock Index
----    -----------------    -----------------   ----------------  -----------
9/1/98        9,550                10,000             10,000          10,000
9/98         10,154                10,631             10,123          10,641
10/98        10,955                11,470             10,947          11,506
11/98        11,656                12,204             11,673          12,203
12/98        12,258                12,834             12,299          12,907
1/99         12,757                13,358             12,805          13,446
7/99         13,365                14,010             13,390          16,162


----------------------------------
   Aggregate Total Return
----------------------------------
                          Since
As of                   Inception
July 31, 1999            (9/1/98)
----------------------------------
Classic*                   33.65%
----------------------------------
Premier                    40.10%
----------------------------------
B Shares**                 33.90%
----------------------------------

*  Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Premier Shares commenced operations on December 11, 1998. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 2, 1998, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Enhanced Market Fund is measured against the S&P 500 Stock Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                 The AmSouth Capital Growth Fund

The AmSouth Capital Growth Fund is subadvised by Peachtree Asset Management and managed by Dennis Johnson, CFA. President and Chief Investment Officer of Peachtree Asset Management, Mr. Johnson has more than 18 years of investment management experience. He holds a master of science degree in finance and a bachelor's degree in economics.

Solid Performance In the Face Of Volatility

For the 12 months ended July 31, 1999, the Fund produced a total return of 21.76% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 20.20%.

The entire period was marked by bouts of volatility and windows of opportunity. As long-term investors, we rode through the volatility and took advantage of numerous opportunities--especially in such sectors as consumer cyclicals, consumer staples, financial services, health care, technology and telecommunications. We had either average or above-average exposure in all of these sectors.

Returns Greater In Stocks, Not Cash

We were fully invested throughout the period, which was very important to our performance. Stocks provided much greater returns than cash and cash-equivalent instruments. By minimizing cash, we enabled our shareholders to fully participate in the market's above-average performance.

The second factor that was helpful was being invested in sectors in the market that performed very well, as noted above. Being overweighted in the right sectors was a result of our disciplined investment process. A third positive factor was judicious, individual security selection. We benefited from our holdings in Apple Computer, Inc. (1.61% of the Fund's net assets), Microsoft Corp. (3.64%), General Electric Co. (3.39%), Home Depot, Inc. (1.95%), Applied Materials, Inc. (2.73%), Lucent Technologies, Inc. (2.37%), Scientific Atlanta, Inc. (2.67%) and Tyco International (3.51%).*

What do each of these companies have in common? They all exhibit above-average rates of earnings growth, dominant market positions and valuations that our research indicates are not fully reflective of these strong earnings trends. We have a well-defined approach to looking at the growth characteristics of companies--scrutinizing their earnings potential and cash flow. Therefore, regardless of the volatility that certain stocks may exhibit in the marketplace (based on changes in investor perceptions about fundamentals), we can remain firm in our convictions about individual issues.

We validate our analysis with fundamental and quantitative research, and until we believe that a company's underlying numbers have changed for the worse, we do not make changes in the portfolio. This approach allows us to not be scared off by periodic volatility; we always know why we are in a stock and why we want to stay with a stock, despite that volatility.

The Stock Market Is the Place To Be

We continue to be optimistic about stocks. We would not want to assume that absolute returns, going forward, will be comparable to the returns we have experienced over the last 12 months. Nonetheless, we believe equity returns will be acceptable, and not far off historical norms. We believe sectors that offer opportunities for above-average performance include technology, health care, consumer cyclicals and energy. Energy is particularly appealing. We believe there is a profit recovery under way in both crude oil and natural gas that is not fully reflected in current valuations.

As of July 31, 1999, the Fund's top five holdings were Microsoft Corp. (3.64%), Tyco International (3.51%), General Electric Co. (3.39%), Nextel Communications, Inc. (3.11%) and Applied Materials, Inc. (2.73%).*

*The Fund's portfolio composition is subject to change.

                                                 The AmSouth Capital Growth Fund

                 [THE AMSOUTH CAPITAL GROWTH FUND APPEARS HERE]

          AmSouth Capital   AmSouth Capital   AmSouth Capital
            Growth Fund       Growth Fund       Growth Fund      S&P 500
Date     (Classic Shares)*  (Premier Shares)    (B Shares)**   Stock Index
----     -----------------  ----------------  ---------------  -----------
8/3/97         9,550             10,000           10,000          10,000
7/98          11,098             11,650           11,040          12,637
7/99          13,514             14,219           13,558          15,190


--------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------
                                                Since
As of                            1            Inception
July 31, 1999                   Year           (8/3/97)
--------------------------------------------------------
Classic Shares*                 16.26%          16.34%
--------------------------------------------------------
Premier Shares                  22.05%          19.36%
--------------------------------------------------------
B Shares**                      15.96%          16.54%
--------------------------------------------------------

 * Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Stock Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                 The AmSouth Select Equity Fund

The AmSouth Select Equity Fund is subadvised by OakBrook Investments, LLC and managed by Neil Wright, Janna Sampson and Peter Jankovskis. Mr. Wright has 19 years of investment experience and received his Ph.D. in economics from the Massachusetts Institute of Technology. Ms. Sampson has 18 years of investment management experience and has a master's degree in economics from Georgia State University. Mr. Jankovskis has seven years of investment management experience and holds a Ph.D. in economics from the University of California at Santa Barbara.

A Marked Difference Between Volatility and Stability

The AmSouth Select Equity Fund commenced operations on September 1, 1998. For the period ended, July 31, 1999, which represents nearly 11 months of performance, the Fund produced a total return of 19.44% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 35.29%.

The Federal Reserve Board's (the Fed's) three interest-rate cuts in the last few months of 1998 pumped liquidity into the market and caused a tremendous surge in stock prices. However, the benefits of those rate cuts were not distributed evenly.

What few people realize is that there was an even greater divergence between the performance of volatile stocks and more stable stocks. Thanks to the Fed's actions, these volatile stocks suddenly became attractive. The difference in returns between stocks in these two groups during the same November 1998 through January 1999 period was more than 40%, with volatile stocks doing better than stable ones.

We define a "volatile stock" as one whose stock price tends to change by a large degree, up or down, from month to month. To be included in this group, a stock's average percentage change in its price over the past three years must rank it among the 100 most-volatile stocks in the S&P 500. A "stable stock" is one that ranks among the 100 least-volatile in terms of its average change in price.

The AmSouth Select Equity Fund, by its nature, favors more stable stocks, and this caused the portfolio to underperform its benchmark during the November-January period. However, since the end of January and through the end of June, "stability" was the place to be, and the Fund outperformed its benchmark. Unfortunately, in July, one of the Fund's key holdings, Waste Management (3.59% of the Fund's net assets), announced disappointing news, and the subsequent drop in the stock's price dragged down the Fund's overall performance.*

We Did Well With Food and Tax Preparation Names

The Fund did have some compelling success stories during the period. One issue that did particularly well for us in the last few months was SYSCO Corp. (4.86%), a distributor of food and paper products to restaurants. SYSCO is the leader in its field, and three times larger than any of its competitors. Despite its dominance and cost advantage, SYSCO's market share is only 12% nationwide--which means the company has tremendous growth opportunities. Another good story is H&R Block, Inc. (6.60%), an income tax-preparation company. The peak tax period is past us, but trends are still good; and we are confident the stock will continue to outperform. We are also fond of Hershey Foods Corp. (3.87%), the leading North American manufacturer of quality chocolate, whose stock was bruised earlier in the year, when the company reported disappointing earnings.*

A Bumpy Ride Ahead

It is our belief that over the next six months, the market could be pretty choppy. The Fed will probably raise rates once more before the end of 1999. Regardless of what the Fed chooses to do, if the yield on the 30-year Treasury bond stays above 6.00%, that will put pressure on both corporate earnings and the valuations of the companies that led the last market rally. The Fund's emphasis on more stable holdings should serve us well in such an environment.

As of July 31, 1999, the Fund's top five holdings were Hubbell, Inc. (10.71%), Emerson Electric Co. (10.27%), Bristol-Myers Squibb Co. (8.20%), H&R Block, Inc. (6.60%) and McDonald's Corp. (5.44%).*

* The Fund's portfolio composition is subject to change.

                                                  The AmSouth Select Equity Fund

                 [THE AMSOUTH SELECT EQUITY FUND APPEARS HERE]

           AmSouth Select    AmSouth Select   AmSouth Select   S&P 500
             Equity Fund       Equity Fund      Equity Fund     Stock
          (Classic Shares)* (Premier Shares)    (B Shares)**    Index
          ----------------- ----------------  --------------   -------
9/1/98          9,550            10,000           10,000        10,000
  9/98         10,032            10,504           10,000        10,641
 10/98         10,885            11,396           10,890        11,506
 11/98         11,168            11,693           11,170        12,203
 12/98         11,519            12,051           11,526        12,907
  1/99         11,405            11,940           11,395        13,446
  7/99         11,408            11,962           11,359        16,162


------------------------------------
      Aggregate Total Return
------------------------------------
                           Since
As of                    Inception
July 31, 1999             (9/1/98)
------------------------------------
Classic*                    14.08%
------------------------------------
Premier                     19.62%
------------------------------------
B Shares**                  13.59%
------------------------------------

*  Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Premier Shares commenced operations on December 3, 1998. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 2, 1998, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Select Equity Fund is measured against the S&P 500 Stock Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                               The AmSouth Regional Equity Fund+

The AmSouth Regional Equity Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 26 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

A Rough Start, a Firm Recovery

For the 12 months ended July 31, 1999, the AmSouth Regional Equity Fund produced a total return of -9.85% (Classic Shares at NAV). In comparison, the S&P 500 Index rose 20.20%, while the Lipper Capital Appreciation Fund Index/1/ returned 20.76%.

The Fund's performance suffered during the first part of the period, due to the narrowness of the market and the fact that the groups we embrace, and the geographic requirements of the Fund's investment objective, worked against us. However, in the second calendar quarter of 1999, circumstances changed dramatically. Our style of investing came back into favor, and the Fund recovered much of the ground it had lost earlier. Throughout the period, the Southeast remained a healthy economic region, with growth continuing at a pace above the national average.

A Rare Venture Into Energy Proved Profitable

We had a number of stocks that did very well, especially during the Fund's recovery period. Fort James Corp. (3.11% of the Fund's net assets), one of our favorite paper companies, had a sharp price increase. Scientific Atlanta, Inc. (1.77%) also came back very strongly; the stock had dropped early on, though not for any reasons that we thought to be valid. A couple of the energy stocks in the portfolio were strong performers, including Offshore Logistics, Inc. (2.43%), Mobil Corp. (1.24%) and Schlumberger, Ltd. (1.47%). Although the latter two would not ordinarily be identified as Southeast companies (we do not include Texas), they each bought firms based in the Southeast--which allowed us to buy their shares. Since it is difficult to get energy exposure in the region, we have continued to hold these names.*

Any time you are in a geographic region that does not necessarily reflect the overall balance of the nation as a whole and the broader stock market, a key factor in determining your fund's relative performance is the performance of the sectors that can be found in your region. For example, our portfolio has few technology names. So, when the technology sector declines, as it did between April and June, the Fund's relative performance is enhanced.

The Southeast Remains An Attractive Region

One key advantage of a regional fund such as ours is that shareholders can benefit from the fund manager's acute and in-depth knowledge about a relatively narrow segment of the market. We are based in the Southeast and have established close and reliable contacts throughout the region; we base our investment decisions on decades of experience in this region. While it is not possible to predict exactly when a particular region will drift in or out of favor, the Southeast has produced some remarkable and profitable growth in the past. We believe the Fund remains positioned to take full advantage of such opportunities when they present themselves.

As of July 31, 1999, the Fund's top five holdings were HEALTHSOUTH Corp. (5.06%), Bank of America Corp. (3.23%), Fort James Corp. (3.11%), Health Management Associates, Inc. (3.11%) and Modis Professional Services (3.08%).*

+ Regional funds may be subject to additional risk, since the companies they invest in are located in one geographical location. Small capitalization funds carry additional risk and volatility.

/1/ The Lipper Capital Appreciation Funds Index is comprised of funds that seek maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The funds in the index may take large cash positions.

* The Fund's portfolio composition is subject to change.

                                               The AmSouth Regional Equity Fund+

                [THE AMSOUTH REGIONAL EQUITY FUND APPEARS HERE]


         AmSouth        AmSouth
         Regional       Regional       AmSouth
        Equity Fund   Equity Fund      Regional       S&P 500   Lipper Capital
         (Classic       (Premier      Equity Fund      Stock     Appreciation
Date      Shares)*       Shares)      (B Shares)       Index         Index
----    -----------   -----------     -----------     -------   --------------
7/89       9,550         10,000         10,000         10,000       10,000
7/90      10,449         10,940         10,940         10,647       10,317
7/91      11,757         12,311         12,311         12,007       11,602
7/92      14,186         14,853         14,853         13,539       12,843
7/93      16,388         17,160         17,160         14,713       14,782
7/94      17,188         17,998         17,998         15,477       15,323
7/95      19,783         20,713         20,713         19,509       19,541
7/96      22,376         23,427         23,427         22,739       21,192
7/97      31,107         32,568         32,568         34,590       28,192
7/98      31,012         32,527         32,261         41,282       31,934
7/99      27,958         29,411         28,859         49,823       38,562

For performance purposes the above graph has not been adjusted for CDSC charges.


---------------------------------------------
Average Annual Total Return
---------------------------------------------
As of               1          5         10
July 31, 1999      Year       Year      Year
---------------------------------------------
Classic*          -13.90%    9.20%    10.83%
---------------------------------------------
Premier            -9.57%   10.32%    11.39%
---------------------------------------------
B Shares**        -14.73%    9.63%    11.18%
---------------------------------------------

*  Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Regional Equity Fund is measured against the S&P 500 Stock Index and the Lipper Capital Appreciation Funds Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Capital Appreciation Funds Index is an index that consists of managed funds. The Capital Appreciation Funds Index and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                    The AmSouth Small Cap Fund+

The AmSouth Small Cap Fund is subadvised by Sawgrass Asset Management, LLC and is managed by Dean McQuiddy, CFA. A principal of Sawgrass, Mr. McQuiddy has more than 16 years of investment management experience. He received his bachelor's degree in finance from the University of Florida.

Tough Times In Small Caps

For the 12 months ended July 31, 1999, the Fund produced a total return of - 8.10% (Classic Shares at NAV). In comparison, the Russell 2000 Growth Index rose 14.51%.

Looking at the entire period from beginning to end, the equity markets dove up and down like a roller coaster. The period began with stocks going into a tailspin, hitting bottom in early October 1998. Then, buoyed by three successive interest-rate cuts by the Federal Reserve Board, many sectors surged higher--though the small-cap arena in which we operate did not fully participate in the recovery. The rally continued into the beginning of April 1999, when small caps experienced what we call a "capitulation bottom." We believe many small-cap funds--not including this one, fortunately--were forced to sell a portion of their holdings to raise cash for redemptions, a situation that drove small-cap stock prices even lower.

Then, quite abruptly, investor bias shifted away from large-cap growth stocks and toward cyclical sectors. As sentiment broadened, the Fund experienced a solid rebound throughout April, May, June and July.

However for the period as a whole, the Fund underperformed its benchmark, the Russell 2000 Growth Index. The primary reason was the huge impact Internet-related stocks had on the index--many issues in the sector rose an astonishing 400% to 500%, and the virtual absence of these stocks in our portfolio had an impact on Fund performance. One of the disciplines we follow is the requirement that all stocks we buy have current earnings. That is part of our risk-control approach. However, the vast majority of Internet stocks do not have current earnings.

Not only do these stocks not have earnings, but they lack many of the characteristics we find attractive, including above-market sales, earnings growth rates that are rising, and estimates of future earnings, or valuation multiples that we consider to be reasonable.

We Scored With Fiber Optic Cable and Handbags

We have talked in the past about our stocks being very "cheap" relative to the overall market--at the end of the period, the average holding in our portfolio was selling for just 18 times this year's earnings, while the market as a whole was selling for close to 30 times earnings--and our strategy produced a number of spectacular winners. Dycom (2.19% of the Fund's net assets), a company that lays the fiber optic cable that brings the Internet into people's homes, more than doubled in price. Among retailers, we profited from our investment in Fossil (2.80%)--a manufacturer of fashionable watches, belts and handbags--which grew in sales and earnings very strongly, and was up 130% for the period. And going forward, we are optimistic about one of our newer holdings, Forest Oil (1.66%). The energy sector has done very well this year, and we feel Forest has a marvelous position in the oil-and-gas exploration segment of the industry.*

Attractive Circumstances For Small Caps

Going forward, we believe we are set up for a very nice rally in smaller stocks. They are selling at tremendous discounts to the overall market, really at historical lows. Normally, these high-growth stocks are priced at a premium to the market, not at a discount. The other essential element is that the market has begun broadening out, and investors are finally paying attention to this sector. We have endured a very long bear market for small-company shares, but it appears that liquidity has returned.

As of July 31, 1999, the Fund's top five holdings were Commscope, Inc. (3.47%), Antec Corp. (3.03%), Priority Healthcare (3.02%), American Freightways (2.93%) and Copart, Inc. (2.92%).*

+ Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

* The Fund's portfolio composition is subject to change.

                                                     The AmSouth Small Cap Fund+

                   [THE AMSOUTH SMALL CAP FUND APPEARS HERE]

            AmSouth Small       AmSouth Small      AmSouth Small
              Cap Fund             Cap Fund          Cap Fund      Russell 2000
 Date      (Classic Shares)*   (Premier Shares)     (B Shares)**   Growth Index
-------    ----------------    ----------------   --------------   ------------
3/2/98          9,550              10,000             10,000         10,000
7/98            8,756               9,152              8,655          8,639
7/99            8,047               8,441              7,978          9,893


--------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------
                                                Since
As of                            1            Inception
July 31, 1999                   Year           (3/2/98)
--------------------------------------------------------
Classic Shares*                -12.23%         -14.27%
--------------------------------------------------------
Premier Shares                  -7.76%         -11.30%
--------------------------------------------------------
B Shares**                     -13.34%         -14.77%
--------------------------------------------------------

 * Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Classic Shares commenced operations on March 3, 1998. The performance figures for Classic Shares prior to such date represent the performance of Premier Shares of the Fund.

The performance of the AmSouth Small Cap Fund is measured against the Russell 2000 Growth Index, an unmanaged index generally representative of domestically traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                      The AmSouth Balanced Fund

The AmSouth Balanced Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 26 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

Our "Balance" Provided Both Performance and Stability

For the 12 months ended July 31, 1999, the AmSouth Balanced Fund produced a total return of 9.40% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 20.20%, while the Lehman Brothers Government/Corporate Bond Index gained 2.33%. For the same period, the Lipper Balanced Fund Index/1/ moved up 10.75%.

Stocks: Big Gain In Energy and "Shelter"

The equity portion of the portfolio did well during periods when market tends were not well established--times when judicious stock picking was very advantageous. During the second quarter of 1999, investor sentiment turned to the type of value stocks we favor.

In particular, we benefited from our holdings in energy and a sector we call "shelter," which includes forest products and paper. Concerning energy, many analysts did not believe that OPEC members would abide by an agreement to limit production; OPEC has a long history of not holding together. However, what was different this time was that, due to historically low oil prices, OPEC countries were feeling true economic pain. For the first time in four or five years, there not only was a political reason for holding true to an agreement, there also were compelling economic reasons. OPEC simply needed higher oil prices.

We believe a similar scenario will unfold in forest products over the next couple of quarters, and we are positioned to take advantage of such a situation.

Bonds: We Actively Responded To Interest-Rate Moves

The fixed-income portion of the portfolio moved up strongly during the first six months of the period, during which time interest rates fell sharply. However, in January, it seemed to us that rates had fallen so far, so quickly, that a further, significant drop appeared unlikely. Consequently we shortened the portfolio's average maturity and duration considerably.

At the same time and even prior, spreads on corporate bonds had widened. We decided to swap the interest-rate risk inherent in long-term Treasuries for the credit risk of short-term corporate bonds--without diminishing our yield to maturity. At the same yield, we were trading a greater risk for a smaller risk. Therefore, when rates reversed direction and headed back up (driving bond prices lower), our shareholders' capital was protected somewhat.

Since February, we have increased our average maturity and duration. What we have seen in the last six months is that agency paper and mortgage-backed securities have outperformed Treasuries. Our buying emphasis in recent months has been on improving the quality of the portfolio and pushing our maturity and duration out longer.

As of July 31, 1999, the fixed-income securities within the Fund maintained an average credit quality of AAA, with an average maturity of 9.05 years.

Bonds Offer More Relative Value

As of July 31, 1999, the allocation of the portfolio indicated a slight bias toward bonds. Having less than 50% of our assets in stocks is a little bearish for us, but does not reflect that we feel particularly pessimistic toward equities; we do not anticipate a bear market. Rather, when we examine the risk/reward characteristics of both asset classes, we feel that bonds look a bit more attractive on a relative basis.

As of July 31, 1999, the Fund's top five equity holdings were Washington Mutual, Inc. (1.38% ), Engelhard Corp. (1.38%), Texaco, Inc. (1.34%), Cabeltron Systems, Inc. (1.33%) and Kerr-McGee Corp. (1.24%).*

/1/ The Lipper Balanced Fund Index is comprised of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40% but may vary.

* The Fund's portfolio composition is subject to change.

                                                       The AmSouth Balanced Fund

                    [THE AMSOUTH BALANCED FUND APPEARS HERE]

                                                               Lehman
              AmSouth       AmSouth      AmSouth              Brothers     Lipper
              Balanced      Balanced     Balanced   S&P 500  Government/  Balanced
           Fund (Classic  Fund (Premier  Fund (B     Stock   Corporate      Fund
Date          Shares)*       Shares)     Shares)**   Index   Bond Index     Index
----       -------------  -------------  ---------  -------  -----------  --------
12/19/91       9,550         10,000       10,000     10,000     10,000     10,000
7/92          10,861         11,371       10,871     10,337     10,724     11,117
7/93          12,106         12,675       12,275     11,233     11,907     12,400
7/94          12,727         13,325       13,025     11,816     11,892     12,731
7/95          14,670         15,360       15,060     14,895     13,095     14,685
7/96          15,897         16,645       16,445     17,360     13,518     16,087
7/97          20,097         21,043       20,943     26,409     15,482     21,023
7/98          20,846         21,836       21,653     27,363     16,275     21,626
7/98          22,003         23,076       22,873     31,518     16,730     23,037
7/99          24,070         25,324       24,854     37,885     17,120     25,513

For performance purposes the above graph has not been adjusted for CDSC charges.


--------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------
                                               Since
As of                     1          5       Inception
July 31, 1999            Year       Year     (12/19/91)
--------------------------------------------------------
Classic*                4.45%     12.55%       12.22%
--------------------------------------------------------
Premier                 9.74%     13.71%       12.97%
--------------------------------------------------------
B Shares**              3.74%     13.04%       12.70%
--------------------------------------------------------

*  Reflects 4.50% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole; the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds; and the Lipper Balanced Fund Index. The S&P 500 Stock Index and the Lehman Brothers Government/Corporate Bond Index do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Balanced Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                               The AmSouth Limited Maturity Fund

The AmSouth Limited Maturity Fund is managed by John Boston, CFA. Mr. Boston, Senior Vice President of AmSouth Bank, has more than 10 years of experience as a fixed-income manager. He holds a bachelor's degree in economics.

Our Short Orientation Led To Outperformance

For the 12 months ended July 31, 1999, the AmSouth Limited Maturity Fund produced a total return of 4.01% (Classic Shares at NAV). In comparison, the Merrill Lynch 1-5-Year Government/Corporate Bond Index rose 2.33%, and the Lipper Short-Term Investment Grade Debt Index/1/ gained 3.84%.

With volatility and credit concerns rampant in the bond market during much of the period, our shorter maturity and emphasis on quality were the keys to our relatively high returns and our significant outperformance relative to the Lipper benchmark. Further, continued low inflation resulted in inflation-adjusted returns that were generous by historical standards.

The defensive characteristics of our portfolio enabled the Fund to hold up better than many longer-maturity funds during the last six months of the period, when skyrocketing interest rates ate away at the value of many portfolios (higher rates lead to lower bond prices).

Upside Gains, Downside Protection

As interest rates fell during the first six months of the period, the Fund showed a profit. Concurrently, we allowed the portfolio's average maturity to shorten. When rates turned around abruptly and began climbing higher, the Fund's shorter-than-average maturity preserved shareholder value. At that point, we felt it was prudent to begin allowing the portfolio's maturity to lengthen again, in order to be prepared to take advantage of any future decline in rates.

As of July 31, 1999, approximately 80% of the portfolio's net assets was invested in high-quality corporates, with the remainder invested in Treasuries and agencies. Our allocation to corporate paper has fallen slightly over the last six months, as we have been buying longer-term Treasuries in order to extend the portfolio's maturity structure.*

As of July 31, 1999, the Fund's average maturity was 2.7 years, up from 2.5 years six months earlier (but still lower than 2.9 years a year ago). The Fund's credit quality was AA.

We Are Positioned For Neutral-To-Lower Rates

We believe that interest rates have reached the upper end of their near-term band and should remain level or begin to fall again. With that in mind, we have extended the Fund's average maturity. At current levels, the Fund is providing shareholders with productive yields. If rates do fall--and we think this is probably six to 12 months down the road--we should realize capital gain profits that will be passed along to our investors.

/1/ The Lipper Short-Term Investment Grade Debt Index is comprised of funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

*The Fund's portfolio composition is subject to change.

                                               The AmSouth Limited Maturity Fund

                [THE AMSOUTH LIMITED MATURITY FUND APPEARS HERE]

            AmSouth     AmSouth
            Limited     Limited     AmSouth     Merrill Lynch
            Maturity    Maturity    Limited       1-5 Year      Lipper Short
              Fund        Fund      Maturity     Government/     Investment
            (Classic    (Premier      Fund       Corporate       Grade Debt
Date         Shares)*    Shares)   (B Shares)    Bond Index        Index
----        ---------   --------   ----------   -------------   ------------
7/31/89       9,800      10,000      10,000        10,000          10,000
7/90         10,252      10,879      10,679        10,765          10,618
7/91         11,178      11,644      11,644        11,857          11,590
7/92         12,459      12,978      12,978        13,330          13,165
7/93         13,296      13,850      13,850        14,279          14,258
7/94         13,398      13,957      13,957        14,533          14,306
7/95         14,422      15,024      15,024        15,697          15,351
7/96         15,102      15,732      15,732        16,548          16,130
7/97         16,197      16,872      16,872        17,877          17,377
7/98         17,159      17,892      17,785        19,029          18,401
7/99         17,847      18,631      18,501        19,906          19,030


For performance purposes the above graph has not been adjusted for CDSC charges.


------------------------------------------
Average Annual Total Return
------------------------------------------
As of              1         5        10
July 31, 1999     Year      Year     Year
------------------------------------------
Classic*        -0.11%     5.03%    5.97%
------------------------------------------
Premier          4.14%     5.95%    6.42%
------------------------------------------
B Shares**      -1.42%     5.48%    6.35%
------------------------------------------

*  Reflects 4.00% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on January 21, 1999, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Limited Maturity Fund is measured against the Merrill Lynch 1-5-Year Government/Corporate Bond Index and the Lipper Short-Term Investment Grade Debt Index. The Merrill Lynch 1-5-Year Government/Corporate Bond Index is unmanaged and generally representative of the total return of short-term government and corporate bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Short-Term Investment Grade Debt Index, an index of managed funds, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                              The AmSouth Government Income Fund

John Boston, CFA, manages the AmSouth Government Income Fund. Mr. Boston, Senior Vice President of AmSouth Bank, has over 10 years of experience as a fixed-income manager. He holds a bachelor's degree in economics.

We Favored GNMA Securities

For the 12 months ended July 31, 1999, the AmSouth Government Income Fund produced a total return of 2.62% (Classic Shares at NAV). In comparison, the Lehman Brothers Mortgage Index rose 2.78%, while the Lipper U.S. Mortgage Fund Index/1/ gained 1.49%.

The Fund invests solely in debt instruments issued by the U.S. Treasury or backed by an agency of the federal government. This allocation allows the Fund to hold securities of superior quality, which can serve our shareholders well both in times of economic turmoil and relative stability.

We generally favor mortgage-backed securities, principally Ginnie Maes (GNMAs) because they offer significantly higher yields than Treasuries. Ginnie Maes are the highest-quality bonds among mortgage-backed securities and are the only type of mortgage security backed by the full faith and credit of the U.S.
Government.

Mortgage-Backed Securities Supported the Portfolio

Interest rates, the primary driver of bond prices (prices generally rise when rates fall, and vice versa) made two large, contrary moves during the period. First, rates declined sharply last autumn--pushed lower by concerns about the global economy, a flight to quality in U.S. government issues, and the Fed's decision to cut short-term rates three times. Then, during the last six months of our reporting period, rates rapidly climbed higher, retracing most if not all of their earlier levels.

During this difficult latter period, the mortgage-backed sector was the best-performing area in the bond market. Our overweighting in this sector benefited our shareholders.

Throughout this volatility, we saw little reason to make dramatic changes to our portfolio. For example, on a year-to-year basis, our allocation to GNMAs changed just one percentage point. The Fund's average maturity did rise a bit during the period, but such an increase is to be expected in a portfolio that holds a preponderance of mortgage securities--which normally extend in maturity as interest rates rise.

As of July 31, 1999, the Fund's average maturity was 7.7 years, and its average credit quality was AAA (government-quality portfolio). Approximately 67% of the Fund was invested in GNMAs; 18% in noncallable, government agency debentures; 11% in U.S. Treasury securities and 4% in cash. This mix reflected only minor shifts from the portfolio's allocation six months earlier.*

We Do Not Expect Rates To Rise

We were a little surprised at the speed at which interest rates rose during the last six months; we had expected a less-volatile environment. The increase in market-set rates (as opposed to rate increases mandated by the Fed) will reinforce the prospects for the economic slowdown that we have been expecting. We think long-term rates in the 6.15% to 6.25% levels are attractive, meaning we do not believe they will go much higher and, in our opinion, they should be lower a year from now.

/1/ The Lipper U.S. Mortgage Fund Index is comprised of funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.

* The Fund's portfolio composition is subject to change.

                                              The AmSouth Government Income Fund

               [THE AMSOUTH GOVERNMENT INCOME FUND APPEARS HERE]

         AmSouth Government   AmSouth Government   Lehman Brothers  Lipper U.S.
            Income Fund          Income Fund           Mortgage      Mortgage
         (Classic Shares)*     (Premier Shares)         Index       Fund Index
         ------------------   ------------------   ---------------  -----------
10/93           9,600               10,000              10,000         10,000
 7/94           9,572                9,974               9,924          9,833
 7/95          10,378               10,814              10,798         10,432
 7/96          10,888               11,345              11,688         10,945
 7/97          12,000               12,504              12,933         12,057
 1/98          12,581               13,115              13,506         12,573
 7/98          12,900               13,443              13,897         12,797
 7/99          13,248               13,807              14,284         12,988


-----------------------------------------------
Average Annual Total Return
-----------------------------------------------
                                        Since
As of                1        5       Inception
July 31, 1999       Year     Year     (10/1/93)
-----------------------------------------------
Classic*           -1.47%    5.86%      4.94%
-----------------------------------------------
Premier             2.72%    6.72%      5.69%
-----------------------------------------------

* Reflects 4.00% sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

The performance of the AmSouth Government Income Fund is measured against the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Fund Index. The Lehman Brothers Mortgage Index is an unmanaged index generally representative of the mortgage bond market as whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper U.S. Mortgage Fund Index, an index of managed funds, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                          The AmSouth Bond Fund

Brian Sullivan, CFA, manages the AmSouth Bond Fund. Mr. Sullivan, Senior Vice President of AmSouth Bank, serves as Chairman of the Trust Investment Policy and Strategy Group and is AmSouth Bank's Senior Investment Officer. He has 14 years of fixed-income investment management experience and holds an MBA in finance and a bachelor's degree in economics.

Above-Average Returns, Despite Extreme Volatility

For the 12 months ended July 31, 1999, the AmSouth Bond Fund produced a total return of 2.58% (Classic Shares at NAV). In comparison, the Lehman Brothers Government/Corporate Bond Index rose 2.33%, and the Lipper Corporate A-Rated Debt Fund Index/1/ gained 0.73%.

We were proud of the Fund's performance, which produced a positive return in the face of extraordinary interest-rate volatility. As with most fixed-income portfolios, we profited when rates declined sharply last fall, and we struggled when rates rose just as abruptly in the last six months of the period.

Apart from total return, the Fund's inflation-adjusted yield was enhanced by the fact that inflation remained remarkably tame throughout the period.

Making the Right Calls

In January, it seemed to us that the optimism then prevalent in the bond market was overdone. Rates had fallen so far, so quickly--many rates were near 20-year lows--that a further, significant drop appeared unlikely. Consequently, we shortened the portfolio's average maturity and duration considerably.

At the same time, and just prior, spreads on corporate bonds had widened. (A "spread" is the additional yield offered by an agency or corporate bond over a U.S. Treasury bond of like maturity.) We decided to swap the interest-rate risk inherent in long-term Treasuries for the credit risk of short-term corporate bonds--without diminishing our yield to maturity. At the same yield, we were, effectively, trading a greater risk for a smaller risk. Therefore, when rates reversed direction and headed back up (driving bond prices lower), our shareholders' capital was protected to some degree.

Since February, we have increased our average maturity and duration. What we have seen in the last six months is that agency paper and mortgage-backed securities have outperformed Treasuries. Spreads have narrowed. Our buying emphasis in recent months has been on improving the quality of the portfolio and pushing our maturity and duration out longer.*

As of July 31, 1999, approximately 46.8% of the portfolio was invested in corporate issues, 35.3% in securities issued by the U.S. Treasury, 12.8% in U.S. government agency paper and the remainder in cash and cash equivalents. The securities within the Fund maintained an average credit quality of AAA, with an average maturity of 7.84 years.*

A Slower Economy Should Help the Fund

We believe the domestic economy will slow in the coming months. Quite honestly, we have been surprised that the economy hasn't slowed much to this point--which makes us even more convinced that the market could lose a little steam from here on out. At this time, there is one dominant engine in the economy: the American consumer. There is a chance that foreign economies will improve and help to maintain our growth rate, but that scenario has not yet materialized and is, therefore, just a hope. A less robust economy should be positive for the fixed-income securities we hold.

/1/ The Lipper Corporate A-Rated Debt Fund Index is comprised of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better, or in government issues.

* The Fund's portfolio composition is subject to change.

                                                           The AmSouth Bond Fund

                      [THE AMSOUTH BOND FUND APPEARS HERE]

             AmSouth            AmSouth           AmSouth
            Bond Fund          Bond Fund         Bond Fund
Date       (B Shares)       (Classic Shares)*  (Premier Shares)
----       ----------       -----------------  -----------------
7/89          10,000              9,600            10,000
7/90          10,553             10,131            10,553
7/91          11,393             10,938            11,393
7/92          13,258             12,728            13,258
7/93          14,559             13,979            14,559
7/94          14,591             14,011            14,591
7/95          16,000             15,363            16,000
7/96          16,699             16,035            16,699
7/97          18,447             17,714            18,448
7/98          19,682             19,034            19,840
7/99          19,995             19,524            20,374


             Lehman Brothers   Lipper Corporation
                Govt./Corp.       A-Rated Debt
Date            Bond Index        Fund Index
----         ---------------   ------------------
7/89              10,000            10,000
7/90              10,623            10,515
7/91              11,712            11,556
7/92              13,543            13,468
7/93              15,037            15,004
7/94              15,019            14,815
7/95              16,539            16,302
7/96              17,417            17,138
7/97              19,296            19,106
7/98              20,853            20,501
7/99              21,338            20,652

For performance purposes the above graph has not been adjusted for CDSC charges.

----------------------------------------------
Average Annual Total Return
----------------------------------------------
As of                  1         5        10
July 31, 1999         Year      Year     Year
----------------------------------------------
Classic*            -1.52%     6.00%    6.92%
----------------------------------------------
Premier              2.68%     6.90%    7.38%
----------------------------------------------
B Shares**          -3.22%     6.19%    7.17%
----------------------------------------------

*  Reflects 4.00% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Bond Fund is measured against the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bond, and the Lipper Corporate A-Rated Debt Fund Index. The Lehman Brothers Government/Corporate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Corporate A-Rated Debt Fund Index, an index of managed funds, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                The AmSouth Municipal Bond Fund+

Dorothy Thomas, who has 16 years of experience as an investment portfolio manager for municipal bond accounts, personal trusts and endowments, manages the AmSouth Municipal Bond Fund. Ms. Thomas, Senior Vice President of AmSouth Bank, holds an MBA and a bachelor's degree in economics.

Suitable Performance In a Challenging Environment

For the 12 months ended July 31, 1999, the Fund produced a total return of 2.31% (Classic Shares at NAV). In comparison, the Merrill Lynch 3-7-Year Municipal Bond Index rose 3.83%, while the Lipper Intermediate Municipal Debt Index/1/ gained 2.44%.

Roughly speaking, the first half of the period was very positive for fixed-income securities, including municipal bond funds, while the second half was unusually difficult. The Fund's performance followed suit in both instances.

Preserving Total Returns

Last summer, investors began to become very concerned about economic conditions in Asia and elsewhere. As a result, money flooded into the U.S. Treasury market. This flight to quality caused U.S. interest rates to plummet and bond prices to rise sharply (rates and prices move in opposite directions). At nearly the same time, the Fed cut short-term rates three times, in part to ensure that there would be plenty of liquidity in the financial markets. Together, these actions kept interest rates very low through the end of 1998.

However, as the new year began, these trends started to reverse completely, and interest rates climbed sharply--pushing bond prices markedly lower. Fortunately for our shareholders, municipal bonds held their value more than comparable Treasury or corporate debt. In the last six months of the period, 10-year Treasury bond yields climbed 125 basis points (1.25%), while 10-year corporate bond yields surged 140 basis points (1.40%)--both substantial moves. But 10-year AA municipal bond yields rose just 60 basis points (0.60%), thereby preserving a greater measure of total return.*

We Continued To Focus On Alabama Issues

Because so many of our investors are Alabama residents, we kept 55% to 60% of the portfolio invested in municipal debt issued in this state (56.5% as of July 31, 1999). This strategy helped boost the tax-equivalent yield for Alabama shareholders.*

The Alabama muni market did not produce an abundance of supply during the period. In fact, issuance in the national municipal market is lower this year than last year, especially in the last six months, with rising interest rates making it more expensive for government entities to borrow money. Based on the amount of quality debt available in Alabama, we have kept our allocation to Alabama paper as high as we can. If additional, high-quality debt is put on the market at a reasonable price, we will buy it.

As of July 31, 1999, the securities within the Fund maintained an average credit quality of AA, with an average maturity of 5.96 years.

Economic Growth Could Slow, One Way Or Another

We are starting to see some signs of a possible economic slowdown in the United States. If that comes about, it would be good for the bond market. And if the economy does not slow down by itself, the Fed is likely to step in and raise rates in order to make it decelerate. Rates have gone up in recent months, as we noted, and in response, we have lengthened the portfolio's average maturity modestly.

+ The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.

/1/ The Lipper Intermediate Municipal Debt Fund Index is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

* The Fund's portfolio composition is subject to change.

                                                The AmSouth Municipal Bond Fund+

                              [GRAPH APPEARS HERE]


              AmSouth                  Merrill Lynch    Lipper        AmSouth
             Municipal      AmSouth       3-7-Year   Intermediate    Municipal
             Bond Fund     Municipal     Municipal     Municipal     Bond Fund
Date     (Classic Shares)* (B Shares)** Bond Index    Debt Index  (Premier Shares)
------    --------------   ----------  ------------- ------------ ----------------
7/1/97          9,500       10,000        10,000       10,000         10,000
7/98           10,199       10,624        10,480       10,460         10,643
7/99           10,434       10,525        10,881       10,715         10,889


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                                Since
As of                           1             Inception
July 31, 1999                  Year            (7/1/97)
-------------------------------------------------------
Classic*                      -1.77%            2.04%
-------------------------------------------------------
Premier                        2.30%            4.17%
-------------------------------------------------------
B Shares**                    -3.02%            2.48%
-------------------------------------------------------

 * Reflects 4.00% sales charge.

** Reflects applicable contingent deferred sales charge

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on February 3, 1999, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Municipal Bond Fund is measured against the Merrill Lynch 3-7-Year Municipal Bond Index, an unmanaged index that is generally representative of municipal bonds with intermediate maturities. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Fund Index. The Merrill Lynch 3-7-Year Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Intermediate Municipal Debt Fund Index, an index of managed funds, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                           The AmSouth Florida Tax-Free Fund+,++

Steve L. Cass, Assistant Vice President of AmSouth Bank, manages the AmSouth Florida Tax-Free Fund. Mr. Cass has five years of experience as an investment portfolio manager and holds a bachelor's degree in economics.

Relative Stability In a Swirl Of Volatility

For the 12 months ended July 31, 1999, the AmSouth Florida Tax-Free Fund produced a total return of 2.06% (Classic Shares at NAV). In comparison, the Merrill Lynch 3-7-Year Municipal Bond Index rose 3.83%.

Throughout the period, the Fund offered shareholders some measure of protection from the excessive volatility present in both the stock market and the long-term taxable bond market. Along with greater stability, we provided our investors with current income that was exempt from federal income tax and Florida intangible taxes--which is one of our primary objectives.

We Took Action To Enhance Returns

During the first months of the period, the Federal Reserve Board (the Fed) lowered short-term interest rates three times. While this action had only a moderate effect on the Fund--municipal bonds have less interest-rate sensitivity than, say, U.S. Treasuries--the constructive environment certainly provided a welcome boost to our performance. In the second half of the period, however, interest rates abruptly changed direction and headed back higher, effectively wiping out all of the gains that we and many other bond funds had accrued earlier.

A factor that helped was a steady stream of new Florida bonds (at least during the first half of the period), which further tempered volatility. Even when supply became more scarce in the last few months of the period, the Fund benefited from already holding a portfolio of bonds that were in increasingly greater demand.

Because a majority of our shareholders are residents of Florida, we also took steps to hold as high a proportion of in-state securities as possible; this enables Florida residents to reduce their exposure to the state's intangible tax. At the end of the period, 97.3% of the portfolio was invested in securities issued in the state of Florida, with the remainder in cash and cash equivalents.

In addition, we were successful in keeping our turnover and trading costs at modest levels. With a fixed-income fund such as ours, lower expenses can translate into higher net returns for shareholders. It is our intent to find the best bonds we can and hold them to maturity whenever possible.

Lower Rates Possible By the End Of the Year

Looking forward, we believe the Fed quite possibly will raise rates at least once more in the near future. However, as we get closer to the end of 1999 and the economy begins to slow, rates should come back down. We remain committed to maintaining a high-quality portfolio, concentrating on general obligation bonds along with securities issued by water and sewer entities. The market is not paying a sufficient premium for taking on additional risk, so we are not pursuing lower-quality issues.

As of July 31, 1999, the securities within the Fund maintained an average credit quality of AA1, with an average maturity of 5.83 years.

 + The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.

++ Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location.

                                           The AmSouth Florida Tax-Free Fund+,++

                [THE AMSOUTH FLORIDA TAX-FREE FUND APPEARS HERE]

          AmSouth Florida   AmSouth Florida      Merrill Lynch     AmSouth Florida
           Tax Free Fund     Tax Free Fund    3-7-Year Municipal    Tax Free Fund
         (Classic Shares)*  (Premier Shares)      Bond Index         (B Shares)**
         -----------------  ----------------  ------------------  -----------------
9/1/94          9,600            10,000             10,000             10,000
  7/95         10,224            10,653             10,670             10,152
  7/96         10,658            11,105             11,147             10,702
  7/97         11,392            11,870             11,943             11,567
  7/98         11,896            12,420             12,516             12,096
  7/99         12,142            12,688             12,995             12,410


---------------------------------------------------
Average Annual Total Return
---------------------------------------------------
                                           Since
As of                        1           Inception
July 31, 1999               Year         (9/30/94)
---------------------------------------------------
Classic Shares*           -2.06%             4.10%
---------------------------------------------------
Premier Shares             2.16%             5.05%
---------------------------------------------------
B Shares**                -3.15%             4.57%
---------------------------------------------------

*  Reflects 4.00% sales charge.

** Reflects applicable contingent deferred sales charge.

Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

Performance for the Class B Shares, which commenced operations on February 3, 1999, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

The performance of the AmSouth Florida Tax-Free Fund is measured against the Merrill Lynch 3-7-Year Municipal Bond Index, an unmanaged index generally representative of intermediate-term municipal bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                 The AmSouth Money Market Funds

The AmSouth Money Market Funds are managed by John Boston, CFA, Senior Vice President of AmSouth Bank. Mr. Boston has more than 10 years of experience as a fixed-income manager. He holds a bachelor's degree in economics.

Interest Rates Fall, Then Rise Sharply

During the first six months of the period, the Fed lowered the fed funds rate--the benchmark rate banks charge one another for overnight loans--three times. Remarkably, rates then reversed direction and began a steady climb over the last six months of the period. This was due to many factors, including the perception that the Fed would begin raising rates again--in effect, "taking back" the earlier rate cuts. By the time the Fed did take action, raising short-term rates by 25 basis points (0.25%) on June 30, the market had already pushed rates significantly higher on its own.

The yields we generate in the money market funds depend, largely, on Fed policy. Consequently, our yields fell and rose in response to the Fed's actions. Throughout the period, inflation remained at very low levels, providing shareholders with "real returns" (total returns minus inflation) that were attractive on a historical basis.

o As of July 31, 1999, the Prime Obligations Fund's average maturity was 66 days, compared to 54 days on January 31, 1999, and 63 days on July 31, 1998.*

o As of July 31, 1999, the U.S. Treasury Fund's average maturity was 47 days, compared to 50 days on January 31, 1999, and 48 days on July 31, 1998.*

o As of July 31, 1999, the Tax-Exempt Fund's+ average maturity was 53 days, compared to 54 days on January 31, 1999, and 81 days on July 31, 1998.*

o As of July 31, 1999, the Institutional Prime Obligations Fund's average maturity was 48 days, compared to 23 days on January 31, 1999.*

Investments in the Prime Obligations, the U.S. Treasury, the Tax-Exempt and the Institutional Prime Obligations Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Although money market funds may produce higher returns than insured deposit products, the net asset value may be sensitive to interest rate movement.

The total return set forth may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

+ The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.

* The composition of the Fund's holdings is subject to change.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                               Report of Independent Accountants

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
 Trustees AmSouth Mutual
 Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AmSouth Equity Income Fund, AmSouth Equity Fund, AmSouth Enhanced Market Fund, AmSouth Capital Growth Fund, AmSouth Select Equity Fund, AmSouth Regional Equity Fund, AmSouth Small Cap Fund, AmSouth Balanced Fund, AmSouth Limited Maturity Fund, AmSouth Government Income Fund, AmSouth Bond Fund, AmSouth Municipal Bond Fund, AmSouth Florida Tax-Free Fund, AmSouth U.S. Treasury Fund, AmSouth Prime Obligations Fund, AmSouth Institutional Prime Obligations Fund and AmSouth Tax-Exempt Fund (separate portfolios constituting AmSouth Mutual Funds, hereafter referred to as the "Funds") at July 31, 1999, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
September 21, 1999

AMSOUTH MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 July 31, 1999
                (Amounts in thousands, except per share amounts)

                                        Equity               Enhanced  Capital
                                        Income     Equity     Market   Growth
                                         Fund       Fund       Fund     Fund
                                        -------  ----------  --------  -------
ASSETS:
Investments, at value (Cost $36,192,
 $711,667, $31,089 and $34,335,
 respectively)........................  $40,285  $1,043,170  $33,651   $38,274
Cash..................................       --          --       --     1,708
Interest and dividends receivable.....       75       1,652       66        16
Receivable for capital shares issued..       10          61      155        21
Receivable from brokers for
 investments sold.....................    1,037       2,830    1,000        --
Prepaid expenses and other assets.....        5          45        6         4
                                        -------  ----------  -------   -------
   Total Assets.......................   41,412   1,047,758   34,878    40,023
                                        -------  ----------  -------   -------
LIABILITIES:
Payable for capital shares redeemed...       19         334       37         1
Payable to brokers for investments
 purchased............................    1,007       3,110       --       433
Net payable for variation margin on
 futures contracts....................       --          --       41        --
Accrued expenses and other payables:
 Investment advisory fees.............       15         379        7        14
 Administration fees..................        1          23       --        --
 Distribution fees....................       12          27        8        10
 Accounting fees......................       --           3        2        --
 Transfer agent fees..................        2          28        2         1
 Custodian fees.......................       --          12       --        --
 Other................................        3          48       11         6
                                        -------  ----------  -------   -------
   Total Liabilities..................    1,059       3,964      108       465
                                        -------  ----------  -------   -------
NET ASSETS:
Capital...............................   33,870     577,771   30,785    34,119
Undistibuted (distributions in excess
 of) net investment income............        6         478        2        --
Net unrealized appreciation
 (depreciation) on investments and
 futures..............................    4,093     331,503    2,432     3,939
Undistributed net realized gains
 (losses) from investment
 transactions.........................    2,384     134,042    1,551     1,500
                                        -------  ----------  -------   -------
   Net Assets.........................  $40,353  $1,043,794  $34,770   $39,558
                                        =======  ==========  =======   =======
Net Assets
 Classic Shares.......................  $21,526  $   70,740  $14,365   $14,040
 Premier Shares.......................   10,908     960,660   14,273    18,055
 B Shares.............................    7,919      12,394    6,132     7,463
                                        -------  ----------  -------   -------
   Total..............................  $40,353  $1,043,794  $34,770   $39,558
                                        =======  ==========  =======   =======
Outstanding units of beneficial
 interest (shares)
 Classic Shares.......................    1,643       2,801    1,036     1,000
 Premier Shares.......................      832      38,024    1,030     1,279
 B Shares.............................      607         493      443       539
                                        -------  ----------  -------   -------
   Total..............................    3,082      41,318    2,509     2,818
                                        =======  ==========  =======   =======
Net asset value
 Classic Shares--redemption price per
  share...............................  $ 13.10  $    25.25  $ 13.86   $ 14.04
                                        =======  ==========  =======   =======
 Premier Shares--offering and
  redemption price per share..........  $ 13.10  $    25.27  $ 13.86   $ 14.11
                                        =======  ==========  =======   =======
 B Shares*--offering price per share..  $ 13.05  $    25.14  $ 13.82   $ 13.85
                                        =======  ==========  =======   =======
Maximum Sales Charge (Classic Shares).     4.50%       4.50%    4.50%     4.50%
                                        -------  ----------  -------   -------
Maximum Offering Price (100%/(100%-
 Maximum Sales Charge) of net asset
 value adjusted to the nearest cent)
 per share (Classic Shares)...........  $ 13.72  $    26.44  $ 14.51   $ 14.70
                                        =======  ==========  =======   =======

--------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 July 31, 1999
                (Amounts in thousands, except per share amounts)

                                         Select   Regional
                                         Equity    Equity   Small Cap Balanced
                                          Fund      Fund      Fund      Fund
                                         -------  --------  --------- --------
ASSETS:
Investments, at value (Cost $21,102,
 $69,670, $21,396 and $314,068,
 respectively).........................  $22,483  $82,223    $24,019  $369,272
Interest and dividends receivable......        9      107          2     3,556
Receivable for capital shares issued...       18       --         12       296
Receivable from brokers for investments
 sold..................................      117       --      1,343        --
Prepaid expenses and other assets......        5        9          6        16
                                         -------  -------    -------  --------
   Total Assets........................   22,632   82,339     25,382   373,140
                                         -------  -------    -------  --------
LIABILITIES:
Payable for capital shares redeemed....       --       32         --       266
Payable to brokers for investments
 purchased.............................       --       --      1,584       310
Accrued expenses and other payables:
 Investment advisory fees..............        8       30         12       134
 Administration fees...................       --        2         --         8
 Distribution fees.....................        4        6          1        18
 Accounting fees.......................       --       --         --         2
 Transfer agent fees...................        1        4          1        10
 Custodian fees........................       --        1         --         4
 Other.................................        8        3          5        18
                                         -------  -------    -------  --------
   Total Liabilities...................       21       78      1,603       770
                                         -------  -------    -------  --------
NET ASSETS:
Capital................................   20,644   52,949     23,927   275,601
Undistibuted (distributions in excess
 of) net investment income.............       --       13         (1)      577
Net unrealized appreciation
 (depreciation) on investments.........    1,381   12,553      2,623    55,204
Undistributed net realized gains
 (losses) from investment transactions.      586   16,746     (2,770)   40,988
                                         -------  -------    -------  --------
   Net Assets..........................  $22,611  $82,261    $23,779  $372,370
                                         =======  =======    =======  ========
Net Assets
Classic Shares.........................  $10,258  $20,911    $ 1,073  $ 43,223
Premier Shares.........................   10,420   60,385     21,777   319,016
B Shares...............................    1,933      965        929    10,131
                                         -------  -------    -------  --------
   Total...............................  $22,611  $82,261    $23,779  $372,370
                                         =======  =======    =======  ========
Outstanding units of beneficial
 interest (shares)
 Classic Shares........................      863      913        128     2,895
 Premier Shares........................      877    2,631      2,581    21,368
 B Shares..............................      163       43        112       680
                                         -------  -------    -------  --------
   Total...............................    1,903    3,587      2,821    24,943
                                         =======  =======    =======  ========
Net asset value
 Classic Shares--redemption price per
  share................................  $ 11.88  $ 22.90    $  8.40  $  14.93
                                         =======  =======    =======  ========
 Premier Shares--offering and
  redemption price per share...........  $ 11.89  $ 22.95    $  8.44  $  14.93
                                         =======  =======    =======  ========
 B Shares*--offering price per share...  $ 11.83  $ 22.68    $  8.31  $  14.90
                                         =======  =======    =======  ========
Maximum Sales Charge (Classic Shares)..     4.50%    4.50%      4.50%     4.50%
                                         -------  -------    -------  --------
Maximum Offering Price (100%/(100%-
 Maximum Sales Charge) of net asset
 value adjusted to the nearest cent)
 per share (Classic Shares)............  $ 12.44  $ 23.98    $  8.80  $  15.63
                                         =======  =======    =======  ========

--------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 July 31, 1999
                (Amounts in thousands, except per share amounts)

                               Limited   Government           Municipal  Florida
                               Maturity    Income     Bond      Bond     Tax-Free
                                 Fund       Fund      Fund      Fund       Fund
                               --------  ---------- --------  ---------  --------
ASSETS:
Investments, at value (Cost
 $112,420, $8,566, $385,361,
 $321,757 and $75,561,
 respectively)...............  $111,905    $8,521   $383,287  $323,878   $75,486
Interest and dividends
 receivable..................     1,999        78      6,731     4,967       844
Receivable for capital shares
 issued......................        --         1         --        --        --
Prepaid expenses and other
 assets......................         5         1         15        13         4
                               --------    ------   --------  --------   -------
   Total Assets..............   113,909     8,601    390,033   328,858    76,334
                               --------    ------   --------  --------   -------
LIABILITIES:
Payable for capital shares
 redeemed....................         2         8         83        --        --
Payable to brokers for
 investments purchased.......        --        --         --     4,754        --
Accrued expenses and other
 payables:
 Investment advisory fees....        25         1         86        57        10
 Administration fees.........         1        --          5         4         1
 Distribution fees...........         2        --          3        --         1
 Accounting fees.............         1         1          2         2         1
 Transfer agent fees.........         3        --          9         8         2
 Custodian fees..............         1        --          4         3         1
 Other.......................         5         5         24        27         6
                               --------    ------   --------  --------   -------
   Total Liabilities.........        40        15        216     4,855        22
                               --------    ------   --------  --------   -------
NET ASSETS:
Capital......................   115,003     8,967    389,653   319,649    76,062
Undistibuted (distributions
 in excess of) net investment
 income......................       483        --      1,421       599       130
Net unrealized appreciation
 (depreciation) on
 investments.................      (515)      (45)    (2,074)    2,121       (75)
Undistributed net realized
 gains (losses) from
 investment transactions.....    (1,102)     (336)       817     1,634       195
                               --------    ------   --------  --------   -------
   Net Assets................  $113,869    $8,586   $389,817  $324,003   $76,312
                               ========    ======   ========  ========   =======
Net Assets
 Classic Shares..............  $  2,716    $5,436   $  7,070  $  2,694   $12,195
 Premier Shares..............   109,554     3,150    380,226   321,293    63,548
 B Shares....................     1,599        --      2,521        16       569
                               --------    ------   --------  --------   -------
   Total.....................  $113,869    $8,586   $389,817  $324,003   $76,312
                               ========    ======   ========  ========   =======
Outstanding units of
 beneficial interest (shares)
 Classic Shares..............       264       565        665       273     1,194
 Premier Shares..............    10,647       328     35,778    32,557     6,218
 B Shares....................       156        --        238         2        56
                               --------    ------   --------  --------   -------
   Total.....................    11,067       893     36,681    32,832     7,468
                               ========    ======   ========  ========   =======
Net asset value
 Classic Shares--redemption
  price per share............  $  10.29    $ 9.62   $  10.63  $   9.87   $ 10.22
                               ========    ======   ========  ========   =======
 Premier Shares--offering
  and redemption price per
  share......................  $  10.29    $ 9.62   $  10.63  $   9.87   $ 10.22
                               ========    ======   ========  ========   =======
 B Shares*--offering price
  per share..................  $  10.27    $   --   $  10.60  $   9.87   $ 10.20
                               ========    ======   ========  ========   =======
Maximum Sales Charge (Classic
 Shares).....................      4.00%     4.00%      4.00%     4.00%     4.00%
                               --------    ------   --------  --------   -------
Maximum Offering Price (100%/
 (100%-Maximum Sales Charge)
 of net asset value adjusted
 to the nearest cent) per
 share  (Classic Shares).....  $  10.72    $10.02   $  11.07  $  10.28   $ 10.65
                               ========    ======   ========  ========   =======

--------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 July 31, 1999
                (Amounts in thousands, except per share amounts)

                                                         Institutional
                                      U.S.      Prime     Prime         Tax-
                                    Treasury Obligations  Obligations  Exempt
                                      Fund      Fund         Fund       Fund
                                    -------- ----------- ------------- -------
ASSETS:
Investments, at amortized cost..... $200,790  $582,351     $ 79,299    $96,133
Repurchase agreements, at cost.....  113,208    92,189       30,200         --
                                    --------  --------     --------    -------
   Total investments...............  313,998   674,540      109,499     96,133
Interest and dividends receivable..    2,446     1,515            9        817
Receivable from brokers for
 investments sold..................   10,000        --           --         --
Prepaid expenses and other assets..       17        33            5          6
                                    --------  --------     --------    -------
   Total Assets....................  326,461   676,088      109,513     96,956
                                    --------  --------     --------    -------
LIABILITIES:
Dividends payable..................    1,081     2,540          426        202
Accrued expenses and other
 payables:
 Investment advisory fees..........      107       233            6         16
 Administration fees...............        7        15           --          2
 Distribution fees.................       --        12           11          2
 Accounting fees...................        1         2            1          1
 Transfer agent fees...............        7        16            3          1
 Custodian fees....................        5         7            1          1
 Other.............................       16        62           32          7
                                    --------  --------     --------    -------
   Total Liabilities...............    1,224     2,887          480        232
                                    --------  --------     --------    -------
NET ASSETS:
Capital............................  325,229   673,208      109,028     96,725
Undistributed (distributions in
 excess of) net investment income..        7        --            5         --
Undistributed net realized gains
 (losses) from investment
 transactions......................        1        (7)          --         (1)
                                    --------  --------     --------    -------
   Net Assets...................... $325,237  $673,201     $109,033    $96,724
                                    ========  ========     ========    =======
Net Assets
 Classic Shares (a)................ $  4,390  $136,078     $ 69,458    $22,844
 Premier Shares (b)................  320,847   536,899       26,000     73,880
 B Shares (c)......................       --       224       13,575         --
                                    --------  --------     --------    -------
   Total........................... $325,237  $673,201     $109,033    $96,724
                                    ========  ========     ========    =======
Outstanding units of beneficial
 interest (shares)
 Classic Shares (a)................    4,390   136,085       69,458     22,845
 Premier Shares (b)................  320,838   536,913       26,000     73,880
 B Shares (c)......................       --       224       13,575         --
                                    --------  --------     --------    -------
   Total...........................  325,228   673,222      109,033     96,725
                                    ========  ========     ========    =======
Net asset value--offering and
 redemption price per share
 Classic Shares (a)................ $   1.00  $   1.00     $   1.00    $  1.00
                                    ========  ========     ========    =======
 Premier Shares (b)................ $   1.00  $   1.00     $   1.00    $  1.00
                                    ========  ========     ========    =======
 B Shares (c)*..................... $     --  $   1.00     $   1.00    $    --
                                    ========  ========     ========    =======

--------

(a) Class I shares for the Institutional Prime Obligations Fund.

(b) Class II shares for the Institutional Prime Obligations Fund.

(c) Class III shares for the Institutional Prime Obligations Fund.

 * Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            Statements of Operations
                        For the Year Ended July 31, 1999
                             (Amounts in thousands)

                                              Equity            Enhanced Capital
                                              Income   Equity    Market  Growth
                                               Fund     Fund    Fund (a)  Fund
                                              ------  --------  -------- -------
Investment Income:
Interest income.............................  $  274  $    918   $   33  $   --
Dividend income.............................     853    21,407      257     184
                                              ------  --------   ------  ------
  Total Income..............................   1,127    22,325      290     184
                                              ------  --------   ------  ------
Expenses:
Investment advisory fees....................     325     8,292       78     207
Administration fees.........................      81     2,073       35      52
Shareholder servicing fees (Classic Shares).      59       179       27      28
12b-1 fees (B Shares).......................      78       102       20      52
Accounting fees.............................      54       335       59      54
Transfer agent fees.........................      47       261       31      40
Custodian fees..............................       2        63        1       1
Trustee fees and expenses...................       1        23       --      --
Other.......................................      29       229       20      31
                                              ------  --------   ------  ------
  Total Expenses............................     676    11,557      271     465
Expenses voluntarily reduced................     (68)      (50)    (107)   (132)
                                              ------  --------   ------  ------
  Net Expenses..............................     608    11,507      164     333
                                              ------  --------   ------  ------
Net Investment Income (Loss)................     519    10,818      126    (149)
                                              ------  --------   ------  ------
Realized/Unrealized Gains (Losses) From
 Investments:
Net realized gains (losses) from investment
 transactions...............................   2,385   136,676    1,583   1,650
Net change in unrealized appreciation
 (depreciation) from investments............   2,356       419    2,432   2,629
                                              ------  --------   ------  ------
Net realized/unrealized gains (losses) from
 investments................................   4,741   137,095    4,015   4,279
                                              ------  --------   ------  ------
Change in net assets resulting from
 operations.................................  $5,260  $147,913   $4,141  $4,130
                                              ======  ========   ======  ======

--------

(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            Statements of Operations
                        For the Year Ended July 31, 1999
                             (Amounts in thousands)

                                           Select  Regional   Small
                                           Equity   Equity     Cap    Balanced
                                          Fund (a)   Fund     Fund      Fund
                                          -------- --------  -------  --------
Investment Income:
Interest income..........................  $    2  $     --  $    37  $ 10,620
Dividend income..........................     255     1,877       24     4,660
                                           ------  --------  -------  --------
  Total Income...........................     257     1,877       61    15,280
                                           ------  --------  -------  --------
Expenses:
Investment advisory fees.................     130       856      127     3,046
Administration fees......................      33       214       21       762
Shareholder servicing fees (Classic
 Shares).................................      28        76        3       113
12b-1 fees (B Shares)....................       8        15        9        79
Accounting fees..........................      45        55       54       145
Transfer agent fees......................      30        64       33       115
Custodian fees...........................       1         7        1        23
Trustee fees and expenses................      --         3       --         8
Other....................................      16        58       17        92
                                           ------  --------  -------  --------
  Total Expenses.........................     291     1,348      265     4,383
Expenses voluntarily reduced or
 reimbursed..............................    (106)      (50)    (105)      (50)
                                           ------  --------  -------  --------
  Net Expenses...........................     185     1,298      160     4,333
                                           ------  --------  -------  --------
Net Investment Income (Loss).............      72       579      (99)   10,947
                                           ------  --------  -------  --------
Realized/Unrealized Gains (Losses) From
 Investments:
Net realized gains (losses) from
 investment transactions.................     612    16,745   (2,191)   43,490
Net change in unrealized appreciation
 (depreciation) from investments.........   1,381   (30,363)   2,703   (19,188)
                                           ------  --------  -------  --------
Net realized/unrealized gains (losses)
 from investments........................   1,993   (13,618)     512    24,302
                                           ------  --------  -------  --------
Change in net assets resulting from
 operations..............................  $2,065  $(13,039) $   413  $ 35,249
                                           ======  ========  =======  ========

--------

(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            Statements of Operations
                        For the Year Ended July 31, 1999
                             (Amounts in thousands)

                                Limited   Government           Municipal Florida
                                Maturity    Income     Bond      Bond    Tax-Free
                                  Fund       Fund      Fund      Fund      Fund
                                --------  ---------- --------  --------- --------
Investment Income:
Interest income...............  $ 7,037     $ 566    $ 22,088   $15,208  $ 3,208
Dividend income...............       95        11         292       193       49
                                -------     -----    --------   -------  -------
  Total Income................    7,132       577      22,380    15,401    3,257
                                -------     -----    --------   -------  -------
Expenses:
Investment advisory fees......      735        62       2,319     2,121      461
Administration fees...........      226        19         714       653      142
Shareholder servicing fees
 (Classic Shares).............        8        17          18         6       25
12b-1 fees (B Shares).........        4        --          17        --        1
Accounting fees...............       57        47         140       129       63
Transfer agent fees...........       48        23          99        90       38
Custodian fees................        7         1          21        20        4
Trustee fees and expenses.....        3        --           8         6        1
Other.........................       28         5          89        83       15
                                -------     -----    --------   -------  -------
  Total Expenses..............    1,116       174       3,425     3,108      750
Expenses voluntarily reduced..     (305)     (110)       (881)   (1,121)    (390)
                                -------     -----    --------   -------  -------
  Net Expenses................      811        64       2,544     1,987      360
                                -------     -----    --------   -------  -------
Net Investment Income (Loss)..    6,321       513      19,836    13,414    2,897
                                -------     -----    --------   -------  -------
Realized/Unrealized Gains
 (Losses) From Investments:
Net realized gains (losses)
 from investment transactions.      464        51       3,588     2,189      376
Net change in unrealized
 appreciation (depreciation)
 from investments.............   (2,240)     (283)    (15,033)   (7,994)  (2,004)
                                -------     -----    --------   -------  -------
Net realized/unrealized gains
 (losses) from investments....   (1,776)     (232)    (11,445)   (5,805)  (1,628)
                                -------     -----    --------   -------  -------
Change in net assets resulting
 from operations..............  $ 4,545     $ 281    $  8,391   $ 7,609  $ 1,269
                                =======     =====    ========   =======  =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            Statements of Operations
                        For the Year Ended July 31, 1999
                             (Amounts in thousands)

                                                           Institutional
                                       U.S.       Prime        Prime      Tax-
                                     Treasury  Obligations  Obligations  Exempt
                                       Fund       Fund       Fund (a)     Fund
                                     --------  ----------- ------------- ------
Investment Income:
Interest income..................... $15,108     $35,908      $4,854     $2,906
Dividend income.....................      --          --         136        165
                                     -------     -------      ------     ------
  Total Income......................  15,108      35,908       4,990      3,071
                                     -------     -------      ------     ------
Expenses:
Investment advisory fees............   1,262       2,765         198        383
Administration fees.................     631       1,383          99        192
Shareholder servicing fees (Classic
 Shares)............................      16         336          17         63
12b-1 fees (B Shares)...............      --           1          15         --
Accounting fees.....................     107         230          41         53
Transfer agent fees.................      90         171          39         39
Custodian fees......................      21          41           6          6
Trustee fees and expenses...........       6          15           2          2
Registration and filing fees........       6          31          24          6
Other...............................      76         138          38         16
                                     -------     -------      ------     ------
  Total Expenses....................   2,215       5,111         479        760
Expenses voluntarily reduced........     (40)       (252)       (225)      (271)
                                     -------     -------      ------     ------
  Net Expenses......................   2,175       4,859         254        489
                                     -------     -------      ------     ------
Net Investment Income (Loss)........  12,933      31,049       4,736      2,582
                                     -------     -------      ------     ------
Realized/Unrealized Gains (Losses)
 From Investments:
Net realized gains (losses) from
 investment transactions............      --           2          --          1
                                     -------     -------      ------     ------
Net realized/unrealized gains
 (losses) from investments..........      --           2          --          1
                                     -------     -------      ------     ------
Change in net assets resulting from
 operations......................... $12,933     $31,051      $4,736     $2,583
                                     =======     =======      ======     ======

--------

(a) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                            Equity Income               Equity              Enhanced Market  Capital Growth
                                Fund                     Fund                    Fund             Fund
                          ------------------     ----------------------     --------------- ------------------
                            Year      Year          Year        Year            Period        Year     Period
                           Ended     Ended         Ended       Ended             Ended       Ended     Ended
                          July 31,  July 31,      July 31,    July 31,         July 31,     July 31,  July 31,
                            1999      1998          1999        1998           1999 (b)       1999    1998 (a)
                          --------  --------     ----------  ----------     --------------- --------  --------
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................  $    519  $   670      $   10,818  $   12,002         $   126     $  (149)  $   (39)
 Net realized gains
  (losses) from
  investment
  transactions..........     2,385    1,649         136,676     124,775           1,583       1,650       177
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  futures...............     2,356     (405)            419     (21,447)          2,432       2,629     1,310
                          --------  -------      ----------  ----------         -------     -------   -------
Change in net assets
 resulting from
 operations.............     5,260    1,914         147,913     115,330           4,141       4,130     1,448
                          --------  -------      ----------  ----------         -------     -------   -------
Distributions to Classic
 Shareholders:
 From net investment
  income................      (314)    (500)           (565)     (1,668)            (79)         --        --
 In excess of net
  investment income.....        --       (2)             --          (1)             --          --        --
 From net realized gains
  from investment
  transactions..........      (525)    (763)         (7,000)     (3,043)            (30)        (69)       --
Distributions to Premier
 Shareholders:
 From net investment
  income................      (144)    (132)(c)      (9,737)    (10,624)(c)         (41)(e)      --        --
 In excess of net
  investment income.....        --       -- (c)          --         (13)(c)          -- (e)      --        --
 From net realized gains
  from investment
  transactions..........      (184)    (189)(c)     (94,909)    (47,629)(c)          -- (e)     (40)       --
Distributions to Class B
 Shareholders:
 From net investment
  income................       (56)     (53)(d)         (24)        (18)(d)          (4)(f)      --        --
 From net realized gains
  from investment
  transactions..........      (167)     (67)(d)        (935)        (85)(d)          (2)(f)     (31)       --
                          --------  -------      ----------  ----------         -------     -------   -------
 Change in net assets
  resulting from
  shareholder
  distributions.........    (1,390)  (1,706)       (113,170)    (63,081)           (156)       (140)       --
                          --------  -------      ----------  ----------         -------     -------   -------
Capital Transactions:
 Proceeds from shares
  issued................     9,218   25,509         199,148     190,614          40,225      27,139    15,506
 Dividends reinvested...     1,155    1,376          25,287      15,125             140         100        --
 Cost of shares
  redeemed..............   (16,396)  (6,860)       (244,053)   (204,304)         (9,580)     (7,692)     (933)
                          --------  -------      ----------  ----------         -------     -------   -------
Change in net assets
 from capital
 transactions...........    (6,023)  20,025         (19,618)      1,435          30,785      19,547    14,573
                          --------  -------      ----------  ----------         -------     -------   -------
Change in net assets....    (2,153)  20,233          15,125      53,684          34,770      23,537    16,021
Net Assets:
 Beginning of period....    42,506   22,273       1,028,669     974,985              --      16,021        --
                          --------  -------      ----------  ----------         -------     -------   -------
 End of period..........  $ 40,353  $42,506      $1,043,794  $1,028,669         $34,770     $39,558   $16,021
                          ========  =======      ==========  ==========         =======     =======   =======
Share Transactions:
 Issued.................       755    2,121           8,339       8,021           3,204       2,033     1,467
 Reinvested.............        98      118           1,125         664              10           8        --
 Redeemed...............    (1,347)    (563)        (10,006)     (8,575)           (705)       (603)      (87)
                          --------  -------      ----------  ----------         -------     -------   -------
Change in shares........      (494)   1,676            (542)        110           2,509       1,438     1,380
                          ========  =======      ==========  ==========         =======     =======   =======

--------

(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

(b) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.

(d) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

(e) For the period from December 11, 1998 (commencement of operations) through July 31, 1999.

(f) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                          Select Equity   Regional Equity           Small Cap              Balanced
                              Fund             Fund                   Fund                   Fund
                          -------------  ------------------     ------------------    -------------------
                             Period        Year      Year         Year     Period       Year      Year
                              Ended       Ended     Ended        Ended     Ended       Ended      Ended
                            July 31,     July 31,  July 31,     July 31,  July 31,    July 31,  July 31,
                            1999 (b)       1999      1998         1999    1998 (a)      1999      1998
                          -------------  --------  --------     --------  --------    --------  ---------
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................     $    72     $    579  $    520     $   (99)   $  (19)    $ 10,947  $  10,904
 Net realized gains
  (losses) from
  investment
  transactions..........         612       16,745     8,874      (2,191)     (579)      43,490     36,908
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........       1,381      (30,363)   (9,341)      2,703       (80)     (19,188)   (13,602)
                             -------     --------  --------     -------    ------     --------  ---------
Change in net assets
 resulting from
 operations.............       2,065      (13,039)       53         413      (678)      35,249     34,210
                             -------     --------  --------     -------    ------     --------  ---------
Distributions to Classic
 Shareholders:
 From net investment
  income................         (49)        (128)     (133)         --        --       (1,197)    (2,131)
 In excess of net
  investment income.....          --           --        (8)         --        --           --         --
 From net realized gains
  from investment
  transactions..........         (19)      (2,101)   (1,577)         --        --       (3,540)    (3,102)
Distributions to Premier
 Shareholders:
 From net investment
  income................         (22)(f)     (436)     (390)(c)      --        -- (c)   (9,447)    (8,628)(c)
 In excess of net
  investment income.....          -- (f)       --       (18)(c)      --        -- (c)       --         (1)(c)
 Tax return of capital..          -- (f)       --        -- (c)      --        (1)(c)       --         -- (c)
 From net realized gains
  from investment
  transactions..........          (6)(f)   (4,934)   (3,440)(c)      --        -- (c)  (25,304)   (19,894)(c)
Distributions to Class B
 Shareholders:
 From net investment
  income................          (2)(g)       (1)       (1)(d)      --        --         (153)       (43)(e)
 From net realized gains
  from investment
  transactions..........          -- (g)     (110)      (26)(d)      --        --         (554)       (71)(e)
                             -------     --------  --------     -------    ------     --------  ---------
Change in net assets
 resulting from
 shareholder
 distributions..........         (98)      (7,710)   (5,593)         --        (1)     (40,195)   (33,870)
                             -------     --------  --------     -------    ------     --------  ---------
Capital Transactions:
 Proceeds from shares
  issued................      27,874        9,981    31,703      18,277     8,135       66,769     96,873
 Dividends reinvested...          94        3,734     3,015          --        --       24,021     22,522
 Cost of shares
  redeemed..............      (7,324)     (50,312)  (39,409)     (2,226)     (141)     (95,223)  (110,755)
                             -------     --------  --------     -------    ------     --------  ---------
Change in net assets
 from capital
 transactions...........      20,644      (36,597)   (4,691)     16,051     7,994       (4,433)     8,640
                             -------     --------  --------     -------    ------     --------  ---------
Change in net assets....      22,611      (57,346)  (10,231)     16,464     7,315       (9,379)     8,980
Net Assets:
 Beginning of period....          --      139,607   149,838       7,315        --      381,749    372,769
                             -------     --------  --------     -------    ------     --------  ---------
 End of period..........     $22,611     $ 82,261  $139,607     $23,779    $7,315     $372,370  $ 381,749
                             =======     ========  ========     =======    ======     ========  =========
Share Transactions:
 Issued.................       2,492          419     1,076       2,300       815        4,511      6,447
 Reinvested.............           8          159       105          --        --        1,666      1,540
 Redeemed...............        (597)      (2,125)   (1,354)       (279)      (15)      (6,379)    (7,345)
                             -------     --------  --------     -------    ------     --------  ---------
Change in shares........       1,903       (1,547)     (173)      2,021       800         (202)       642
                             =======     ========  ========     =======    ======     ========  =========

--------

(a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.

(b) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.

(d) For the period from September 3, 1997(commencement of operations) through July 31, 1998.

(e) For the period from September 2, 1997(commencement of operations) through July 31, 1998.

(f) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.

(g) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                           Limited Maturity          Government Income
                                 Fund                      Fund                 Bond Fund
                           ---------------------     ------------------     ------------------
                             Year         Year         Year      Year         Year      Year
                            Ended        Ended        Ended     Ended        Ended     Ended
                           July 31,     July 31,     July 31,  July 31,     July 31,  July 31,
                             1999         1998         1999      1998         1999      1998
                           --------     --------     --------  --------     --------  --------
From Investment
 Activities:
Operations:
 Net investment income
  (loss).................  $  6,321     $  6,785     $   513   $   632      $ 19,836  $ 18,122
 Net realized gains
  (losses) from
  investment
  transactions...........       464          847          51       145         3,588     3,531
 Net change in unrealized
  appreciation
  (depreciation) from
  investments............    (2,240)        (738)       (283)        2       (15,033)    1,192
                           --------     --------     -------   -------      --------  --------
Change in net assets
 resulting from
 operations..............     4,545        6,894         281       779         8,391    22,845
                           --------     --------     -------   -------      --------  --------
Distributions to Classic
 Shareholders:
 From net investment
  income.................      (163)        (794)       (360)     (513)         (385)   (1,784)
 In excess of net
  investment income......        --           --          --       (48)           --        --
 From net realized gains
  from investment
  transactions...........        --           --          --        --           (87)      (18)
Distributions to Premier
 Shareholders:
 From net investment
  income.................    (5,930)      (6,023)(a)    (141)      (57)(a)   (18,671)  (16,698)(a)
 In excess of net
  investment income......        --           -- (a)      --       (15)(a)        --        -- (a)
 From net realized gains
  from investment
  transactions...........        --           -- (a)      --        -- (a)    (3,997)     (788)(a)
Distributions to Class B
 Shareholders:
 From net investment
  income.................       (20)(c)       --          --        --           (77)       (9)(b)
 From net realized gains
  from investment
  transactions...........        -- (c)       --          --        --           (18)       -- (b)
                           --------     --------     -------   -------      --------  --------
Change in net assets
 resulting from
 shareholder
 distributions...........    (6,113)      (6,817)       (501)     (633)      (23,235)  (19,297)
                           --------     --------     -------   -------      --------  --------
Capital Transactions:
 Proceeds from shares
  issued.................    31,324       20,184       2,636     3,053       122,886    99,873
 Dividends reinvested....       709          633         240       320         5,561     5,321
 Cost of shares redeemed.   (27,080)     (49,085)     (4,767)   (4,444)      (59,190)  (85,219)
                           --------     --------     -------   -------      --------  --------
Change in net assets from
 capital transactions....     4,953      (28,268)     (1,891)   (1,071)       69,257    19,975
                           --------     --------     -------   -------      --------  --------
Change in net assets.....     3,385      (28,191)     (2,111)     (925)       54,413    23,523
Net Assets:
 Beginning of period.....   110,484      138,675      10,697    11,622       335,404   311,881
                           --------     --------     -------   -------      --------  --------
 End of period...........  $113,869     $110,484     $ 8,586   $10,697      $389,817  $335,404
                           ========     ========     =======   =======      ========  ========
Share Transactions:
 Issued..................     2,987        1,930         266       310        11,159     9,081
 Reinvested..............        68           61          24        33           500       485
 Redeemed................    (2,579)      (4,702)       (481)     (451)       (5,321)   (7,771)
                           --------     --------     -------   -------      --------  --------
Change in shares.........       476       (2,711)       (191)     (108)        6,338     1,795
                           ========     ========     =======   =======      ========  ========

--------

(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.

(b) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.

(c) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                                 Municipal Bond        Florida Tax-Free
                                      Fund                   Fund
                                ------------------     ---------------------
                                  Year      Year         Year         Year
                                 Ended     Ended        Ended        Ended
                                July 31,  July 31,     July 31,     July 31,
                                  1999      1998         1999         1998
                                --------  --------     --------     --------
From Investment Activities:
Operations:
 Net investment income (loss).  $ 13,414  $ 14,134     $  2,897     $  2,435
 Net realized gains (losses)
  from investment
  transactions................     2,189     3,647          376          418
 Net change in unrealized
  appreciation (depreciation)
  from investments............    (7,994)   (3,346)      (2,004)        (353)
                                --------  --------     --------     --------
Change in net assets resulting
 from operations..............     7,609    14,435        1,269        2,500
                                --------  --------     --------     --------
Distributions to Classic
 Shareholders:
 From net investment income...       (88)   (1,218)        (388)        (413)
 From net realized gains from
  investment transactions.....       (21)       (5)         (50)         (25)
Distributions to Premier
 Shareholders:
 From net investment income...   (12,760)  (12,911)(a)   (2,374)      (2,016)(a)
 In excess of net investment
  income......................        --        (6)(a)       --           (1)(a)
 From net realized gains from
  investment transactions.....    (3,342)     (816)(a)     (333)        (322)(a)
Distributions to Class B
 Shareholders:
 From net investment income...        --        --           (4)(b)       --
                                --------  --------     --------     --------
Change in net assets resulting
 from shareholder
 distributions................   (16,211)  (14,956)      (3,149)      (2,777)
                                --------  --------     --------     --------
Capital Transactions:
 Proceeds from shares issued..    52,433    54,703       25,737       24,956
 Dividends reinvested.........       265       100          458          218
 Cost of shares redeemed......   (49,246)  (63,062)     (12,035)     (14,553)
                                --------  --------     --------     --------
Change in net assets from
 capital transactions.........     3,452    (8,259)      14,160       10,621
                                --------  --------     --------     --------
Change in net assets..........    (5,150)   (8,780)      12,280       10,344
Net Assets:
 Beginning of period..........   329,153   337,933       64,032       53,688
                                --------  --------     --------     --------
 End of period................  $324,003  $329,153     $ 76,312     $ 64,032
                                ========  ========     ========     ========
Share Transactions:
 Issued.......................     5,171     5,391        2,447        2,383
 Reinvested...................        27        10           43           21
 Redeemed.....................    (4,836)   (6,210)      (1,146)      (1,392)
                                --------  --------     --------     --------
Change in shares..............       362      (809)       1,344        1,012
                                ========  ========     ========     ========

--------

(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.

(b) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                                U.S. Treasury Fund    Prime Obligations Fund
                                --------------------  ------------------------
                                  Year       Year        Year         Year
                                  Ended      Ended       Ended        Ended
                                July 31,   July 31,    July 31,     July 31,
                                  1999       1998        1999         1998
                                ---------  ---------  -----------  -----------
From Investment Activities:
Operations:
 Net investment income (loss).  $  12,933  $  14,654  $    31,049  $    31,203
 Net realized gains (losses)
  from investment
  transactions................         --          7            2           --
                                ---------  ---------  -----------  -----------
Change in net assets resulting
 from operations..............     12,933     14,661       31,051       31,203
                                ---------  ---------  -----------  -----------
Distributions to Classic
 Shareholders:
 From net investment income...       (259)      (350)      (5,916)      (5,957)
Distributions to Premier
 Shareholders:
 From net investment income...    (12,674)   (14,304)     (25,128)     (25,246)
Distributions to Class B
 Shareholders:
 From net investment income...         --         --           (5)          --
                                ---------  ---------  -----------  -----------
Change in net assets resulting
 from shareholder
 distributions................    (12,933)   (14,654)     (31,049)     (31,203)
                                ---------  ---------  -----------  -----------
Capital Transactions:
 Proceeds from shares issued..    767,190    969,887    1,839,819    1,553,766
 Dividends reinvested.........        909        737        7,705        7,810
 Cost of shares redeemed......   (802,987)  (929,752)  (1,771,260)  (1,492,634)
                                ---------  ---------  -----------  -----------
Change in net assets from
 capital transactions.........    (34,888)    40,872       76,264       68,942
                                ---------  ---------  -----------  -----------
Change in net assets..........    (34,888)    40,879       76,266       68,942
Net Assets:
 Beginning of period..........    360,125    319,246      596,935      527,993
                                ---------  ---------  -----------  -----------
 End of period................  $ 325,237  $ 360,125  $   673,201  $   596,935
                                =========  =========  ===========  ===========
Share Transactions:
 Issued.......................    767,190    969,887    1,839,819    1,553,766
 Reinvested...................        909        737        7,705        7,810
 Redeemed.....................   (802,987)  (929,752)  (1,771,260)  (1,492,634)
                                ---------  ---------  -----------  -----------
Change in shares..............    (34,888)    40,872       76,264       68,942
                                =========  =========  ===========  ===========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      Statements of Changes in Net Assets
                             (Amounts in thousands)

                                          Institutional
                                              Prime
                                           Obligations
                                              Fund          Tax-Exempt Fund
                                          -------------   --------------------
                                             Period         Year       Year
                                              Ended         Ended      Ended
                                            July 31,      July 31,   July 31,
                                            1999 (a)        1999       1998
                                          -------------   ---------  ---------
From Investment Activities:
Operations:
 Net investment income (loss)...........    $   4,736     $   2,582  $   2,696
 Net realized gains (losses) from
  investment transactions...............           --             1         --
                                            ---------     ---------  ---------
Change in net assets resulting from
 operations.............................        4,736         2,583      2,696
                                            ---------     ---------  ---------
Distributions to Classic Shareholders
 (b):
 From net investment income.............       (4,300)         (660)      (691)
Distributions to Premier Shareholders
 (c):
 From net investment income.............         (306)(e)    (1,922)    (2,005)
Distributions to Class B Shareholders
 (d):
 From net investment income.............         (130)(f)        --         --
                                            ---------     ---------  ---------
Change in net assets resulting from
 shareholder distributions..............       (4,736)       (2,582)    (2,696)
                                            ---------     ---------  ---------
Capital Transactions:
 Proceeds from shares issued............      468,518       236,615    225,711
 Dividends reinvested...................           --           691        698
 Cost of shares redeemed................     (359,485)     (231,324)  (219,023)
                                            ---------     ---------  ---------
Change in net assets from capital
 transactions...........................      109,033         5,982      7,386
                                            ---------     ---------  ---------
Change in net assets....................      109,033         5,983      7,386
Net Assets:
 Beginning of period....................           --        90,741     83,355
                                            ---------     ---------  ---------
 End of period..........................    $ 109,033     $  96,724  $  90,741
                                            =========     =========  =========
Share Transactions:
 Issued.................................      468,518       236,615    225,711
 Reinvested.............................           --           691        698
 Redeemed...............................     (359,485)     (231,324)  (219,023)
                                            ---------     ---------  ---------
Change in shares........................      109,033         5,982      7,386
                                            =========     =========  =========

--------

(a) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

(b) Class I shares for the Institutional Prime Obligations Fund.

(c) Class II shares for the Institutional Prime Obligations Fund.

(d) Class III shares for the Institutional Prime Obligations Fund.

(e) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.

(f) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Equity Income Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks & Securities Convertible to
  Common Stock (99.8%):
 Basic Materials (3.2%):
    8,600  E.I. du Pont de Nemours & Co. .............................   $   620
   10,600  Sealed Air Corp., CVT. PFD., 4/1/18........................       652
                                                                         -------
                                                                           1,272
                                                                         -------
 Capital Goods/Diversified (6.5%):
    9,700  Emerson Electric Co. ......................................       579
   10,400  General Electric Co. ......................................     1,134
   31,000  Ingersoll-Rand Co., 6.75%, CVT. PFD., 12/31/49.............       930
                                                                         -------
                                                                           2,643
                                                                         -------
 Consumer Cyclical (2.3%):
    8,450  Ford Motor Co. ............................................       411
    8,500  Mattel, Inc. ..............................................       200
   11,700  Tribune/The Learning Co., 6.25%, CVT. PFD., 8/1/01.........       304
                                                                         -------
                                                                             915
                                                                         -------
 Energy (6.7%):
    9,300  Mobil Corp. ...............................................       951
   16,000  Shell Transport & Trading Co. PLC (ADR)....................       773
   23,200  Williams Cos., Inc. .......................................       976
                                                                         -------
                                                                           2,700
                                                                         -------
 Finance (14.8%):
   19,350  Citigroup Inc. ............................................       862
    8,700  Fannie Mae.................................................       600
    6,775  J.P. Morgan & Co., Inc. ...................................       866
    8,750  Jefferson Pilot/Bank America (ACES)........................       980
   44,400  Lincoln National Corp., 7.75%, CVT. PFD., 8/16/01..........     1,188
   10,000  Merrill Lynch & Co., Inc. .................................       681
   28,000  National Australia Bank, 7.88%, CVT. PFD., 12/31/49........       791
                                                                         -------
                                                                           5,968
                                                                         -------
 Healthcare (11.2%):
   12,900  American Home Products Corp. ..............................       658
  770,000  Athena Neurosciences Inc., 4.75%, CVT. BD., 11/15/04.......       823
   11,800  Bristol-Myers Squibb Co. ..................................       785
  450,000  Centocor Inc./JNJ..........................................       576

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks & Securities Convertible to
  Common Stock, continued:
 Healthcare, continued:
     4,000 Johnson & Johnson..........................................   $   369
    16,700 Monsanto (ACES) 6.50%, CVT. PFD., 11/30/01.................       685
    11,500 Pharmacia & Upjohn Inc. ...................................       619
                                                                         -------
                                                                           4,515
                                                                         -------
 Retailing (5.9%):
 1,340,000 Costco Companies...........................................     1,185
    13,800 Dollar General.............................................       365
    11,000 Dollar General STRYPES Trust...............................       456
   390,000 Rite Aid Corp. ............................................       379
                                                                         -------
                                                                           2,385
                                                                         -------
 Services (5.6%):
    19,900 McDonald's Corp. ..........................................       830
   390,000 Omnicom Group..............................................       888
    20,300 The Walt Disney Co. .......................................       561
                                                                         -------
                                                                           2,279
                                                                         -------
 Staples (7.6%):
     8,000 Coca Cola Co. .............................................       483
     6,200 Estee Lauder...............................................       570
     8,800 Hershey Foods Corp. .......................................       510
    17,400 McCormick & Co., Inc. .....................................       575
    13,500 Quaker Oats Co. ...........................................       919
                                                                         -------
                                                                           3,057
                                                                         -------
 Technology (24.1%):
    32,700 Amdocs LTD., 6.75%, CVT. PFD., 9/11/02.....................       834
    13,400 Corning Glass Works........................................       938
   180,000 EMC Corp., 3.25%, CVT. BD., 3/15/02........................       976
     6,400 IBM Corp. .................................................       804
     4,400 Intel Corp. ...............................................       304
   290,000 Level One Communications/Intel.............................       674
     9,300 Motorola, Inc. ............................................       849
    26,000 Nextel STRYPES Trust.......................................     1,179
    12,600 Pitney Bowes, Inc. ........................................       802
     7,300 Texas Instruments, Inc. ...................................     1,050
    10,800 United Technologies Corp. .................................       720
    11,900 Xerox Corp. ...............................................       580
                                                                         -------
                                                                           9,710
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Equity Income Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks & Securities Convertible to
  Common Stock, continued:
 Transportation (0.9%):
   7,400   Union Pacific Corp. .......................................       381
                                                                         -------
 Utilities (10.5%):
  12,200   Ameritech Corp. ...........................................   $   894
  24,700   BCE, Inc. .................................................     1,227
  20,300   Nisource Inc. .............................................       974
  32,100   Skytel Communications Inc./WorldCom (b)....................     1,156
                                                                         -------
                                                                           4,251
                                                                         -------

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Investment Companies (0.5%):
  208,614  AmSouth Prime Obligations Fund.............................       209
                                                                         -------
  Total Common Stocks & Securities Convertible to Common Stock            40,285
                                                                         -------
  Total (Cost $36,192) (a)                                               $40,285
                                                                         =======

--------

Percentages indicated are based on net assets of $40,353.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $137. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......... $4,918
   Unrealized depreciation.........   (962)
                                    ------
   Net unrealized appreciation..... $3,956
                                    ======

(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.

ACES--Automatic Common Exchange Securities
ADR--American Depository Receipt
CVT. PFD.--Convertible Preferred
CVT. BD.--Convertible Bond
PLC--Public Limited Co.
STRYPES--Structured Yield Product Exchangeable for Stock

Breakdown of Sectors
--------------------
Common Stocks......................   58.3%
Convertible Preferred Stocks.......   27.5%
Convertible Bonds..................   13.7%
Investment Companies...............    0.5%
                                     ------
 Total.............................  100.0%
                                     ======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Equity Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                         Security                             Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------   ----------

 Common Stocks (97.3%):
 Apparel (0.5%):
   600,000 Phillips-Van Heusen Corp. ..............................   $    5,100
                                                                      ----------
 Automotive (1.6%):
   336,000 Ford Motor Co. .........................................       16,338
                                                                      ----------
 Automotive Parts (1.4%):
   392,000 Arvin Industries, Inc. .................................       14,651
                                                                      ----------
 Banking (5.2%):
   190,000 Bank of America Corp. ..................................       12,611
    60,000 Bank One Corp. .........................................        3,274
   285,000 First Union Corp. ......................................       13,110
   735,000 Washington Mutual, Inc. ................................       25,220
                                                                      ----------
                                                                          54,215
                                                                      ----------
 Beverages (1.6%):
   400,000 Diageo PLC ADR..........................................       16,400
                                                                      ----------
 Business Services (1.8%):
   815,000 Reynolds & Reynolds Co., Class A........................       19,153
                                                                      ----------
 Chemicals-Speciality (2.7%):
 1,025,000 Engelhard Corp. ........................................       22,870
   355,000 M.A. Hanna Co. .........................................        5,680
                                                                      ----------
                                                                          28,550
                                                                      ----------
 Computer Hardware (2.1%):
   177,000 IBM Corp. ..............................................       22,247
                                                                      ----------
 Computers & Peripherals (1.5%):
 1,285,000 Cabletron Systems, Inc. (b).............................       15,500
                                                                      ----------
 Consumer Goods (2.1%):
   740,000 American Greetings Corp., Class A.......................       21,738
                                                                      ----------
 Electrical & Electronic (1.1%):
   230,000 Avnet, Inc. ............................................       11,270
                                                                      ----------
 Financial Services (2.0%):
   660,000 Dun & Bradstreet Corp. .................................       20,955
                                                                      ----------
 Food Processing & Packaging (2.6%):
   165,000 Dole Food, Inc. ........................................        4,352
   855,000 Sara Lee Corp. .........................................       18,810
   180,000 Universal Foods Corp. ..................................        3,926
                                                                      ----------
                                                                          27,088
                                                                      ----------

  Shares
    or
 Principal                         Security                             Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------   ----------

 Common Stocks, continued:
 Forest & Paper Products (6.4%):
   50,000  Champion International Corp. ...........................   $    2,588
  480,000  International Paper Co. ................................       24,540
  370,000  Weyerhauser Co. ........................................       23,934
  350,000  Willamette Industries, Inc. ............................       15,750
                                                                      ----------
                                                                          66,812
                                                                      ----------
 Health Care (3.3%):
  225,000  Aetna, Inc. ............................................       18,450
  260,000  United Healthcare Corp. ................................       15,860
                                                                      ----------
                                                                          34,310
                                                                      ----------
 Household Products/Wares (2.6%):
  620,000  Newell Rubbermaid, Inc. ................................       26,815
                                                                      ----------
 Insurance (5.1%):
   25,000  Chubb Corp. ............................................        1,495
  360,000  Marsh & McLennan Cos., Inc. ............................       27,360
  790,000  St. Paul Cos., Inc. ....................................       24,589
                                                                      ----------
                                                                          53,444
                                                                      ----------
 Manufacturing (0.3%):
  123,800  Kennametal, Inc. .......................................        2,987
                                                                      ----------
 Medical Supplies (3.5%):
  540,000  C.R. Bard, Inc. ........................................       26,257
  365,000  DENTSPLY International, Inc. ...........................        9,878
                                                                      ----------
                                                                          36,135
                                                                      ----------
 Metals & Mining (0.2%):
  120,000  Barrick Gold Corp. .....................................        2,228
                                                                      ----------
 Newspapers (3.8%):
  230,000  Dow Jones & Co., Inc. ..................................       11,471
  395,000  Gannett Co., Inc. ......................................       28,539
                                                                      ----------
                                                                          40,010
                                                                      ----------
 Oil & Gas Exploration, Production, & Services (14.5%):
  240,000  Atlantic Richfield Co. .................................       21,615
  325,000  Burlington Resources, Inc. .............................       14,361
  510,000  Kerr-McGee Corp. .......................................       26,264
  190,000  Noble Affiliates........................................        5,558
  750,000  Sunoco, Inc. ...........................................       22,875
  432,000  Texaco, Inc. ...........................................       26,918

                                   Continued

AMSOUTH MUTUAL FUNDS
Equity Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                         Security                             Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------   ----------

 Common Stocks, continued:
 Oil & Gas Exploration, Production, & Services, continued:
  710,000  Ultramar Diamond Shamrock Corp. ........................   $   16,774
  610,000  USX-Marathon Group......................................       18,529
                                                                      ----------
                                                                         152,894
                                                                      ----------
 Packaging (0.7%):
  250,000  Crown Cork & Seal, Inc. ................................        7,328
                                                                      ----------
 Pharmaceuticals (5.4%):
  170,000  American Home Products Corp. ...........................        8,670
  335,000  Baxter International, Inc. .............................       23,010
  450,000  Pharmacia & Upjohn, Inc. ...............................       24,216
                                                                      ----------
                                                                          55,896
                                                                      ----------
 Pollution Control Services & Equipment (1.0%):
  391,500  Waste Management, Inc. .................................       10,008
                                                                      ----------
 Railroads (1.6%):
  350,000  CSX Corp. ..............................................       16,953
                                                                      ----------
 Retail (10.3%):
  440,000  CVS Corp. ..............................................       21,890
  300,000  Dayton Hudson Corp. ....................................       19,406
  540,000  Dillard's, Inc., Class A................................       16,639
  600,000  May Department Stores Co. ..............................       23,212
  120,000  The Limited, Inc. ......................................        5,483
  500,000  Wal-Mart Stores, Inc. ..................................       21,125
                                                                      ----------
                                                                         107,755
                                                                      ----------
 Temporary Services (0.6%):
  700,000  Olsten Corp. ...........................................        5,906
                                                                      ----------

   Shares
     or
 Principal                          Security                            Market
   Amount                         Description                           Value
 ---------- -------------------------------------------------------   ----------

 Common Stocks, continued:
 Transportation Leasing & Trucking (2.3%):
    525,000 Ryder System, Inc. ....................................   $   12,370
    243,000 US Freightways Corp. ..................................       11,998
                                                                      ----------
                                                                          24,368
                                                                      ----------
 Utilities--Electric & Gas (3.5%):
    615,000 Constellation Energy Group.............................       18,027
     40,000 New Century Energies, Inc. ............................        1,388
    650,000 Southern Co. ..........................................       17,184
                                                                      ----------
                                                                          36,599
                                                                      ----------
 Utilities--Telecommunications (6.0%):
    435,000 AT&T Corp. ............................................       22,593
    363,216 BellAtlantic Corp. ....................................       23,155
    358,000 BellSouth Corp. .......................................       17,184
                                                                      ----------
                                                                          62,932
                                                                      ----------
  Total Common Stocks                                                  1,016,585
                                                                      ----------
 Commercial Paper--Domestic (1.0%):
 Automotive--Finance (1.0%):
 $   10,000 General Motors Acceptance Corp., 5.11%, 8/5/99 ........       10,000
                                                                      ----------
  Total Commercial Paper--Domestic                                        10,000
                                                                      ----------
 Investment Companies (1.6%):
 16,400,161 AmSouth Prime Obligations Fund.........................       16,400
    184,508 AmSouth U.S. Treasury Fund.............................          185
                                                                      ----------
  Total Investment Companies                                              16,585
                                                                      ----------
  Total (Cost $711,667) (a)                                           $1,043,170
                                                                      ==========

--------

Percentages indicated are based on net assets of $1,043,794.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $891. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation....... $353,248
   Unrealized depreciation.......  (22,636)
                                  --------
   Net unrealized appreciation... $330,612
                                  ========

(b) Represents non-income producing securities.

ADR--American Depository Receipt
PLC--Public Limited Co.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks (91.1%):
 Aerospace/Defense (1.8%):
 2,600  Alliedsignal, Inc. ..........................................   $    169
 3,400  Boeing Co. ..................................................        154
   300  General Dynamics Corp. ......................................         20
 2,200  Lockheed Martin Corp. .......................................         77
   100  Northrop Grumman Corp. ......................................          7
   900  Raytheon Company, Class B....................................         63
 2,100  United Technologies Corp. ...................................        140
                                                                        --------
                                                                             630
                                                                        --------
 Agriculture (0.1%):
   500  Pioneer Hi-Bred International Inc. ..........................         19
                                                                        --------
 Air Freight (0.2%):
 1,700  FDX Corp. (b)................................................         76
                                                                        --------
 Airlines (0.5%):
   900  AMR Corp. (b)................................................         58
   800  Delta Air Lines, Inc. .......................................         48
 2,700  Southwest Airlines...........................................         50
   400  US Airways Group, Inc. (b)...................................         14
                                                                        --------
                                                                             170
                                                                        --------
 Apparel (0.1%):
   300  Fruit of the Loom Inc. (b)...................................          2
   300  Liz Claiborne, Inc. .........................................         12
   200  Reebok International Ltd. (b)................................          2
   100  Russell Corp. ...............................................          2
   700  V F Corp. ...................................................         28
                                                                        --------
                                                                              46
                                                                        --------
 Appliances (0.0%):
   100  Maytag Corp. ................................................          7
   100  Whirlpool Corp. .............................................          7
                                                                        --------
                                                                              14
                                                                        --------
 Automotive (1.4%):
 5,500  Ford Motor Co. ..............................................        268
 3,400  General Motors Corp. ........................................        207
   400  Navistar International (b)...................................         18
   200  PACCAR, Inc. ................................................         11
                                                                        --------
                                                                             504
                                                                        --------

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Automotive Parts (0.4%):
   200  Cooper Tire & Rubber Co. ....................................   $      5
   900  Dana Corp. ..................................................         38
 1,737  Delphi Automotive Systems....................................         31
   300  Genuine Parts Co. ...........................................          9
   300  Goodyear Tire & Rubber Co. ..................................         16
   700  TRW, Inc. ...................................................         37
                                                                        --------
                                                                             136
                                                                        --------
 Banking (5.7%):
 4,800  Bank of America Corp. .......................................        319
 1,700  Bank of Boston Corp. ........................................         80
 3,500  Bank of New York Co., Inc. ..................................        129
 1,748  Bank One Corp. ..............................................         95
 3,800  Chase Manhattan Corp. .......................................        292
   900  Comerica, Inc. ..............................................         50
 1,100  First Union Corp. ...........................................         51
 3,900  Firstar Corp. ...............................................        102
   660  Huntington Bancshares, Inc. .................................         20
 1,000  J.P. Morgan & Co., Inc. .....................................        128
 3,200  MBNA Corp. ..................................................         91
 2,900  Mellon Bank Corp. ...........................................         98
   300  Mercantile Bancorp. .........................................         16
 3,600  National City Corp. .........................................        107
   800  PNC Financial Corp. .........................................         42
   600  Regions Financial Corp. .....................................         21
   600  Republic New York Corp. .....................................         42
   400  SouthTrust Corp. ............................................         15
   300  Summit Bancorp. .............................................         11
   900  SunTrust Banks, Inc. ........................................         58
   400  Synovus Financial Corp. .....................................          7
   600  Wachovia Corp. ..............................................         47
 1,700  Washington Mutual, Inc. .....................................         58
 2,500  Wells Fargo Co. .............................................         98
                                                                        --------
                                                                           1,977
                                                                        --------
 Beverages (2.0%):
   200  Adolph Coors Co. Class B.....................................         11
 1,300  Anheuser-Busch Co., Inc. ....................................        103
 5,400  Coca-Cola Co. ...............................................        325
 5,000  PepsiCo, Inc. ...............................................        196
 1,100  Seagram Co. Ltd. ............................................         56
                                                                        --------
                                                                             691
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Biotechnology (0.5%):
 2,100  Amgen, Inc. (b)..............................................   $    162
    50  Pe Corp. Celera Genomics (b).................................          1
                                                                        --------
                                                                             163
                                                                        --------
 Broadcasting/Cable (0.2%):
 2,100  Comcast Corp.--Special Class A...............................         81
                                                                        --------
 Brokerage Services (1.4%):
   100  Bear Stearns Co., Inc. ......................................          4
 2,800  Charles Schwab Corp. ........................................        123
   500  Lehman Brothers Holdings, Inc. ..............................         27
 1,300  Merrill Lynch & Co., Inc. ...................................         88
 2,700  Morgan Stanley Dean Witter & Co. ............................        244
                                                                        --------
                                                                             486
                                                                        --------
 Business Services (0.2%):
 1,700  Automatic Data Processing, Inc. .............................         68
                                                                        --------
 Chemicals (1.8%):
   600  Air Products and Chemicals, Inc. ............................         20
 3,900  E.I. du Pont de Nemours & Co. ...............................        280
   300  Great Lakes Chemical Corp. ..................................         13
   400  Hercules, Inc. ..............................................         14
 2,700  Monsanto Co. ................................................        106
   400  Nalco Chemical Co. ..........................................         21
 1,000  PPG Industries, Inc. ........................................         60
   900  Praxair, Inc. ...............................................         42
   384  Rohm & Haas Co. .............................................         16
   900  Sherwin Williams Co. ........................................         24
   200  Sigma Aldrich Corp. .........................................          7
   400  Union Carbide Corp. .........................................         19
   100  W.R.Grace and Co. (b)........................................          2
                                                                        --------
                                                                             624
                                                                        --------
 Chemicals--Speciality (0.1%):
   800  Engelhard Corp. .............................................         18
                                                                        --------
 Commercial Services (0.4%):
 4,220  Cendant Corp. (b)............................................         84
   300  Deluxe Corp. ................................................         11
   117  Gartner Group, Inc. (b)......................................          3
   900  Laidlaw, Inc. ...............................................          6
   600  Paychex, Inc. ...............................................         17
 1,300  Service Corp. International..................................         21
                                                                        --------
                                                                             142
                                                                        --------

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Computer Hardware (4.4%):
    400 Apple Computer, Inc. (b).....................................   $     22
  6,500 Compaq Computer Corp. .......................................        156
    100 Data General Corp. (b).......................................          1
  9,400 Dell Computer Corp. (b)......................................        384
    400 Gateway, Inc. (b)............................................         30
  5,500 IBM Corp. ...................................................        692
  3,400 Sun Microsystems, Inc. (b)...................................        231
                                                                        --------
                                                                           1,516
                                                                        --------
 Computer Software (5.2%):
    200 Adobe Systems, Inc. .........................................         17
    100 Autodesk, Inc. ..............................................          3
  2,500 Computer Associates International, Inc. .....................        115
    600 Computer Sciences Corp. (b)..................................         39
  1,000 Compuware Corp. (b)..........................................         28
 15,600 Microsoft Corp. (b)..........................................      1,338
    900 Novell, Inc. (b).............................................         23
  5,500 Oracle Corp. (b).............................................        208
    700 Parametric Technology Corp. (b)..............................         10
    700 Peoplesoft, Inc. (b).........................................         10
                                                                        --------
                                                                           1,791
                                                                        --------
 Computers & Peripherals (4.0%):
  1,200 3Com Corp. (b)...............................................         29
    500 Cabletron Systems, Inc. (b)..................................          6
    700 Ceridian Corp. (b)...........................................         20
  9,500 Cisco Systems, Inc. (b)......................................        589
  2,100 Electronic Data Systems Corp. ...............................        127
  2,800 EMC Corp. (b)................................................        170
  3,700 Hewlett-Packard Co. .........................................        387
  1,100 Seagate Technology, Inc. (b).................................         30
    500 Silicon Graphics, Inc. (b)...................................          9
    400 Unisys Corp. (b).............................................         16
                                                                        --------
                                                                           1,383
                                                                        --------
 Consumer Goods (1.3%):
    300 American Greetings Corp., Class A............................          9
    500 Brunswick Corp. .............................................         14
  4,100 Gillette Co. ................................................        180
  2,600 Procter & Gamble Co. ........................................        234
                                                                        --------
                                                                             437
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Cosmetics/Personal Care (0.6%):
    200 Alberto Culver Co. Class B...................................   $      5
    700 Avon Products, Inc. .........................................         32
    100 International Flavors & Fragrances, Inc. ....................          5
  2,500 Kimberly Clark Corp. ........................................        152
                                                                        --------
                                                                             194
                                                                        --------
 Diversified Manufacturing (4.3%):
    500 Cooper Industries............................................         27
    300 Crane Co. ...................................................          8
    300 Eaton Corp. .................................................         30
    200 FMC Corp. (b)................................................         14
 10,200 General Electric Co. ........................................      1,111
  1,800 Minnesota Mining & Manufacturing Co. ........................        158
    200 Raychem Corp. ...............................................          8
    900 Tenneco, Inc. ...............................................         21
    400 Textron, Inc. ...............................................         33
    972 Tyco International Ltd. .....................................         95
                                                                        --------
                                                                           1,505
                                                                        --------
 Electric Utility (0.0%):
    500 Niagara Mohawk Holdings Inc. (b).............................          8
                                                                        --------
 Electrical & Electronic (0.0%):
    400 Ameren Corp. ................................................         16
                                                                        --------
 Electronic Components (0.3%):
    700 LSI Logic Corp. (b)..........................................         35
    100 Millipore Corp. .............................................          4
    700 Solectron Corp. (b)..........................................         46
    200 Tektronix, Inc. .............................................          6
                                                                        --------
                                                                              91
                                                                        --------
 Electronic Components/ Instruments (0.5%):
    100 E G & G, Inc. ...............................................          3
  2,200 Emerson Electric Co. ........................................        131
    300 Johnson Controls, Inc. ......................................         21
    100 Parker-Hannifin Corp. .......................................          5
    200 Pe Corp. Biosystems..........................................         11
                                                                        --------
                                                                             171
                                                                        --------
 Engineering & Construction (0.0%):
    400 Fluor Corp. .................................................         16
    100 Foster Wheeler Corp. ........................................          1
                                                                        --------
                                                                              17
                                                                        --------

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Entertainment (0.2%):
    600 Harrah's Entertainment, Inc. (b).............................   $     13
  2,600 The Walt Disney Co. .........................................         72
                                                                        --------
                                                                              85
                                                                        --------
 Environmental Control (0.1%):
    400 Browning-Ferris Industries, Inc. ............................         18
                                                                        --------
 Financial Services (4.0%):
  1,700 American Express Co. ........................................        224
  2,000 Associates First Capital.....................................         77
  1,000 Capital One Financial Corp. .................................         46
 10,000 Citigroup, Inc. .............................................        445
    500 Countrywide Credit Industries, Inc. .........................         19
    300 Dun & Bradstreet Corp. ......................................         10
  3,300 Fannie Mae...................................................        227
  2,400 Freddie Mac..................................................        138
    200 Golden West Financial Corp. .................................         19
  2,400 Household International, Inc. ...............................        103
    750 Providian Financial..........................................         68
    300 SLM Holding Corp. ...........................................         14
                                                                        --------
                                                                           1,390
                                                                        --------
 Food Distributors & Wholesalers (0.3%):
    945 Albertsons, Inc. ............................................         47
  2,400 Archer-Daniels-Midland Co. ..................................         34
    100 Great Atlantic & Pacific Tea Co., Inc. ......................          3
    600 Kroger Co. (b)...............................................         16
                                                                        --------
                                                                             100
                                                                        --------
 Food Products, Processing & Packaging (1.4%):
  1,600 Bestfoods....................................................         78
  1,200 Campbell Soup Co. ...........................................         53
    900 General Mills, Inc. .........................................         75
  2,000 H.J. Heinz Co. ..............................................         94
    300 Hershey Foods Corp. .........................................         17
  1,800 Nabisco Group................................................         34
    600 Quaker Oats Co. .............................................         41
  1,550 Unilever NV-W/I ADR..........................................        108
                                                                        --------
                                                                             500
                                                                        --------
 Forest & Paper Products (0.6%):
    100 Boise Cascade Corp. .........................................          4
    500 Champion International Corp. ................................         26
  1,200 Fort James Corp. ............................................         44

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Forest & Paper Products, continued:
   500  Georgia Pacific Corp. .......................................   $     22
    45  International Paper Co. .....................................          2
   600  Louisiana Pacific Corp. .....................................         13
   600  Mead Corp. ..................................................         25
   100  Potlatch Corp. ..............................................          4
   600  Westvaco Corp. ..............................................         18
   600  Weyerhauser Co. .............................................         39
                                                                        --------
                                                                             197
                                                                        --------
 Gas Distribution (0.6%):
   600  Coastal Corp. ...............................................         24
   200  Columbia Energy Group........................................         12
   300  Consolidated Natural Gas.....................................         19
 1,000  Enron Corp. .................................................         84
   100  Nicor, Inc. .................................................          4
   100  Oneok, Inc. .................................................          3
   700  Sempra Energy................................................         16
   300  Sonat, Inc. .................................................         11
 1,200  Williams Cos., Inc. .........................................         50
                                                                        --------
                                                                             223
                                                                        --------
 Health Care (0.3%):
   400  Aetna, Inc. .................................................         32
   400  HCR Manor Care (b)...........................................          8
 2,200  HEALTHSOUTH Corp. (b)........................................         27
   900  Humana, Inc. (b).............................................         10
   600  Tenet Healthcare Corp. (b)...................................         11
                                                                        --------
                                                                              88
                                                                        --------
 Health Care Services (0.1%):
   900  IMS Health, Inc. ............................................         25
   470  Mckesson HBOC, Inc. .........................................         15
                                                                        --------
                                                                              40
                                                                        --------
 Home Builders (0.0%):
   100  Centex Corp. ................................................          4
   100  Kaufman & Broad Home Corp. ..................................          2
   100  Pulte Corp. .................................................          2
                                                                        --------
                                                                               8
                                                                        --------
 Hotels & Lodging (0.3%):
 2,400  Carnival Corp. ..............................................        111
   500  Hilton Hotels Corp. .........................................          7
                                                                        --------
                                                                             118
                                                                        --------

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------

 Common Stocks, continued:
 Household Products/Wares (0.3%):
   700  Clorox Corp. ................................................   $     79
   800  Fortune Brands, Inc. ........................................         32
   100  Jostens, Inc. ...............................................          2
    72  Newell Rubbermaid, Inc. .....................................          3
   100  Tupperware Corp. ............................................          2
                                                                        --------
                                                                             118
                                                                        --------
 Insurance (2.9%):
   503  Aegon Nv.....................................................         38
 3,800  Allstate Corp. ..............................................        135
 3,700  American International Group, Inc. ..........................        430
   300  Chubb Corp. .................................................         18
 1,200  Cigna Corp. .................................................        106
   400  Cincinnati Financial Corp. ..................................         15
 1,300  Hartford Financial Services Group............................         70
   200  Jefferson Pilot Corp. .......................................         15
   300  Lincoln National Corp. ......................................         15
   600  Loews Corp. .................................................         42
   600  MBIA, Inc. ..................................................         34
   400  MGIC Investment Corp. .......................................         20
   400  Safeco Corp. ................................................         15
   300  St. Paul Cos., Inc. .........................................          9
 1,165  Unumprovident Corp. .........................................         60
                                                                        --------
                                                                           1,022
                                                                        --------
 Internet Software (1.1%):
 3,900  America Online, Inc. (b).....................................        371
                                                                        --------
 Machinery & Equipment (0.3%):
   100  Briggs & Stratton Corp. .....................................          6
   900  Deere & Co. .................................................         34
   900  Ingersoll Rand Co. ..........................................         58
   100  Milacron Inc. ...............................................          2
   100  Snap-On, Inc. ...............................................          4
   900  Thermo Electron (b)..........................................         15
                                                                        --------
                                                                             119
                                                                        --------
 Media (1.3%):
 2,900  CBS Corp. (b)................................................        127
   400  King World Productions, Inc. (b).............................         14
 1,100  McGraw Hill Cos., Inc. ......................................         56
   500  MediaOne Group, Inc. (b).....................................         36
   100  Meredith Corp. ..............................................          4

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------
 Common Stocks, continued:
 Media, continued:
 2,000  Time Warner, Inc. ...........................................   $    144
 1,900  Viacom, Inc., Class B (b)....................................         80
                                                                        --------
                                                                             461
                                                                        --------
 Medical Supplies (0.9%):
   300  Allergan, Inc. ..............................................         28
   300  Bausch & Lomb, Inc. .........................................         22
 1,000  Becton Dickinson & Co. ......................................         27
   300  Biomet, Inc. ................................................         11
 1,600  Guidant Corp. ...............................................         94
   400  Mallinckrodt, Inc. ..........................................         14
 1,600  Medtronic, Inc. .............................................        115
   200  St Jude Medical, Inc. (b)....................................          7
                                                                        --------
                                                                             318
                                                                        --------
 Metals & Mining (0.6%):
   600  Alcan Aluminum Ltd. .........................................         18
 1,900  Alcoa, Inc. .................................................        113
   100  Asarco, Inc. ................................................          2
 1,000  Barrick Gold Corp. ..........................................         19
   300  Battle Mountain Gold Co. ....................................          1
   300  Cyprus Amax Minerals Co. ....................................          4
   500  Freeport-McMoRan Copper & Gold, Inc. ........................          8
   600  Homestake Mining.............................................          5
   500  Inco Ltd. ...................................................          9
   900  Newmont Mining Corp. ........................................         17
   500  Placer Dome, Inc. ...........................................          5
   400  Reynolds Metals Co. .........................................         22
                                                                        --------
                                                                             223
                                                                        --------
 Newspapers (0.4%):
   200  Dow Jones & Co., Inc. .......................................         10
 1,600  Gannett Co., Inc. ...........................................        116
   100  Knight-Ridder, Inc. .........................................          5
   500  New York Times Co. ..........................................         20
                                                                        --------
                                                                             151
                                                                        --------
 Office Equipment & Services (0.2%):
   300  Avery Dennison Corp. ........................................         18
   400  Harris Corp. ................................................         12
   100  Moore Corp. Ltd. ............................................          1
   800  Pitney Bowes, Inc. ..........................................         51
                                                                        --------
                                                                              82
                                                                        --------

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------
 Common Stocks, continued:
 Oil & Gas Exploration, Production, & Services (6.6%):
    100 Amerada Hess Corp. ..........................................   $      6
    100 Anadarko Petroleum...........................................          4
    200 Apache Corp. ................................................          8
    400 Ashland, Inc. ...............................................         15
  1,800 Atlantic Richfield Co. ......................................        162
  1,852 Baker Hughes, Inc. ..........................................         64
    500 Burlington Resources, Inc. ..................................         22
  1,800 Chevron Corp. ...............................................        164
  7,300 Exxon Corp. .................................................        580
  1,200 Halliburton Co. .............................................         55
    200 Helmerich & Payne, Inc. .....................................          5
    510 Kerr-McGee Corp. ............................................         26
  3,500 Mobil Corp. .................................................        358
    500 Occidental Petroleum Corp. ..................................         10
  1,400 Phillips Petroleum Co. ......................................         72
    200 Rowan Cos., Inc. (b).........................................          4
  6,000 Royal Dutch Petroleum Co. ...................................        367
  2,400 Schlumberger Ltd. ...........................................        145
  2,800 Texaco, Inc. ................................................        174
    500 Union Pacific Resources Group................................          9
  1,700 USX-Marathon Group...........................................         52
                                                                        --------
                                                                           2,302
                                                                        --------
 Packaging (0.1%):
    300 Crown Cork & Seal, Inc. .....................................          9
    200 Sealed Air Corp. (b).........................................         13
                                                                        --------
                                                                              22
                                                                        --------
 Pharmaceuticals (8.9%):
  4,900 Abbott Laboratories..........................................        210
  4,200 American Home Products Corp. ................................        214
  1,400 Baxter International, Inc. ..................................         96
  6,500 Bristol-Myers Squibb Co. ....................................        432
  4,300 Eli Lilly & Co. .............................................        282
  3,800 Johnson & Johnson............................................        350
  7,600 Merck & Co., Inc. ...........................................        515
 11,700 Pfizer, Inc. ................................................        397
  2,000 Pharmacia & Upjohn, Inc. ....................................        108
  5,400 Schering-Plough Corp. .......................................        265
  2,800 Warner-Lambert Co. ..........................................        185
    500 Watson Pharmaceuticals, Inc. (b).............................         17
                                                                        --------
                                                                           3,071
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------
 Common Stocks, continued:
 Photography & Imaging (0.3%):
  1,300 Eastman Kodak Co. ...........................................   $     90
    100 Polaroid Corp. ..............................................          2
                                                                        --------
                                                                              92
                                                                        --------
 Railroads (0.5%):
  2,600 Burlington Northern Santa Fe.................................         84
    600 CSX Corp. ...................................................         29
    600 Kansas City Southern Industries..............................         33
  1,000 Norfolk Southern Corp. ......................................         29
                                                                        --------
                                                                             175
                                                                        --------
 Restaurants (0.2%):
  1,600 McDonald's Corp. ............................................         67
    400 Tricon Global Restaurants (b)................................         16
                                                                        --------
                                                                              83
                                                                        --------
 Retail (4.4%):
    800 Best Buy, Inc. (b)...........................................         60
  1,000 Circuit City Stores, Inc. ...................................         47
  2,300 CVS Corp. ...................................................        114
  1,600 Dayton Hudson Corp. .........................................        104
    300 Dillard's, Inc., Class A.....................................          9
  3,000 Gap, Inc. ...................................................        140
  2,300 Home Depot, Inc. ............................................        147
    400 Ikon Office Solutions........................................          5
    900 Kohls Corp. (b)..............................................         68
    100 Longs Drug Stores Corp. .....................................          3
  1,700 May Department Stores Co. ...................................         66
    400 Nordstrom, Inc. .............................................         13
    100 Pep Boys Manny, Moe & Jack...................................          2
    200 Rite Aid.....................................................          4
  2,200 Staples, Inc. (b)............................................         64
    600 Supervalu, Inc. .............................................         14
    900 Tandy Corp. .................................................         46
  1,700 TJX Co., Inc. ...............................................         56
    300 Toys 'R' Us, Inc. (b)........................................          5
 13,000 Wal-Mart Stores, Inc. .......................................        549
                                                                        --------
                                                                           1,516
                                                                        --------
 Semiconductors (3.4%):
    400 Advanced Micro Devices, Inc. (b).............................          7
  1,500 Applied Materials, Inc. (b)..................................        108
 11,100 Intel Corp. .................................................        765
    200 KLA-Tencor Corp. (b).........................................         14

                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------
 Common Stocks, continued:
 Semiconductors, continued:
 1,000  Micron Technology, Inc. (b)..................................   $     62
   900  National Semiconductor Corp. (b).............................         22
 1,400  Texas Instruments, Inc. .....................................        202
                                                                        --------
                                                                           1,180
                                                                        --------
 Steel (0.0%):
   100  Bethlehem Steel Corp. (b)....................................          1
   100  Nucor Corp. .................................................          5
   100  Timken Co. ..................................................          2
   100  Worthington Industries, Inc. ................................          1
                                                                        --------
                                                                               9
                                                                        --------
 Telecommunications--Equipment (3.4%):
   900  General Instrument Corp. ....................................         41
 9,750  Lucent Technologies, Inc. ...................................        634
 2,200  Motorola, Inc. ..............................................        201
 1,900  Nortel Networks Corp. .......................................        168
   400  Scientific-Atlanta, Inc. ....................................         15
 1,800  Tellabs, Inc. (b)............................................        111
                                                                        --------
                                                                           1,170
                                                                        --------
 Telecommunications--Wireless (0.4%):
   200  Andrew Corp. (b).............................................          4
 1,250  Sprint Corp. PCS.............................................         76
   200  Vodafone Airtouch PLC........................................         42
                                                                        --------
                                                                             122
                                                                        --------
 Tobacco (0.9%):
 7,800  Philip Morris Companies, Inc. ...............................        290
   500  UST, Inc. ...................................................         16
                                                                        --------
                                                                             306
                                                                        --------
 Tobacco Holdings (0.0%):
   533  RJ Reynolds..................................................         15
                                                                        --------
 Toys/Games/Hobbies (0.1%):
   550  Hasbro, Inc. ................................................         14
   300  Mattel, Inc. ................................................          7
                                                                        --------
                                                                              21
                                                                        --------
 Transportation & Shipping (0.0%):
   200  USX U.S. Steel Group.........................................          5
                                                                        --------
 Transportation Leasing & Trucking (0.0%):
   200  Ryder System, Inc. ..........................................          5
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Enhanced Market Fund

                 Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)



                                   Security                              Market
 Shares                          Description                             Value
 ------ -------------------------------------------------------------   --------
 Common Stocks, continued:
 Utilities--Electric & Gas (1.6%):
   500  American Electric Power Co. .................................   $     18
   400  Carolina Power & Light Co. ..................................         16
   600  Central & South West Corp. ..................................         13
   400  Cinergy Corp. ...............................................         12
   300  CMS Energy Corp. ............................................         11
   700  Consolidated Edison, Inc. ...................................         30
   400  Constellation Energy Group...................................         12
   500  Dominion Resources, Inc. ....................................         22
   400  DTE Energy Co. ..............................................         16
 1,000  Duke Energy Corp. ...........................................         52
   900  Edison International.........................................         23
   700  Entergy Corp. ...............................................         21
   600  Firstenergy Corp. ...........................................         17
   500  FPL Group, Inc. .............................................         27
   300  GPU Inc. ....................................................         12
   300  New Century Energies, Inc. ..................................         10
   400  Northern States Power Co. ...................................          9
   450  P.P. & L. Resources, Inc. ...................................         13
   800  Pacificorp...................................................         15
   600  Peco Energy Co. .............................................         25
   100  Peoples Energy Corp. ........................................          4
 1,100  PG&E Corp. ..................................................         35
   600  Public Service Enterprise Group, Inc. .......................         24
   800  Reliant Energy, Inc. ........................................         22
 1,900  Southern Co. ................................................         50
   800  Texas Utilities Co. .........................................         34
   600  Unicom Corp. ................................................         24
                                                                        --------
                                                                             567
                                                                        --------

  Shares
    or
 Principal                          Security                             Market
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   --------
 Common Stocks, continued:
 Utilities--Telecommunications (7.0%):
    3,600  Ameritech Corp. ..........................................   $    264
    7,432  AT&T Corp. ...............................................        385
    2,500  BellAtlantic Corp. .......................................        159
    7,400  BellSouth Corp. ..........................................        355
      700  Centurytel, Inc. .........................................         30
      300  Frontier Corp. ...........................................         17
    3,200  GTE Corp. ................................................        236
    4,300  MCI WorldCom, Inc. (b)....................................        355
    5,500  SBC Communications, Inc. .................................        315
    2,500  Sprint Corp. .............................................        129
    2,600  U.S. West, Inc. ..........................................        149
                                                                        --------
                                                                           2,394
                                                                        --------
  Total Common Stocks                                                     31,661
                                                                        --------
 Investment Companies (2.8%):
  979,724  AmSouth Prime Obligations Fund............................        980
    5,326  AmSouth U.S. Treasury Fund................................          5
                                                                        --------
  Total Investment Companies                                                 985
                                                                        --------
 U.S. Treasury Notes (2.9%):
  $ 1,000  6.38%, 1/15/00 (c)........................................      1,005
                                                                        --------
  Total U.S. Treasury Notes                                                1,005
                                                                        --------
  Total (Cost $31,089) (a)                                              $ 33,651
                                                                        ========

--------
Percentages indicated are based on net assets of $34,770.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $21. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation....... $ 3,697
   Unrealized depreciation.......  (1,156)
                                  -------
   Net unrealized appreciation... $ 2,541
                                  =======

(b) Represents non-income producing securities.

(c) All or part of this security has been pledged as collateral as of July 31, 1999.

                                                                    Unrealized
                      # of Contracts Contract Value Expiration Date Gain/(Loss)
                      -------------- -------------- --------------- -----------
S&P 500 Stock Index..        9           $2,997         9/17/99        (130)

The aggregate market value of securities pledged to cover margin requirements for open futures positions at July 31, 1999 was $169.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Capital Growth Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks (96.8%):
 Advertising (1.6%):
   9,000 Omnicom Group, Inc. .........................................   $   638
                                                                         -------
 Banking (4.4%):
  12,300 Commerce Bancshares, Inc.....................................       497
  15,000 SouthTrust Corp..............................................       551
  10,692 SunTrust Banks, Inc..........................................       689
                                                                         -------
                                                                           1,737
                                                                         -------
 Beverages (1.6%):
   8,100 Anheuser-Busch Co., Inc. ....................................       639
                                                                         -------
 Broadcasting/Cable (1.9%):
  20,400 Cox Communications Inc., Class A (b).........................       764
                                                                         -------
 Brokerage Services (4.3%):
  17,000 Lehman Brothers Holdings, Inc................................       914
   8,800 Morgan Stanley Dean Witter & Co..............................       793
                                                                         -------
                                                                           1,707
                                                                         -------
 Chemicals (1.4%):
  14,500 Monsanto Co. ................................................       567
                                                                         -------
 Computer Hardware (2.7%):
  11,400 Apple Computer, Inc. (b).....................................       635
   6,400 Sun Microsystems, Inc. (b)...................................       434
                                                                         -------
                                                                           1,069
                                                                         -------
 Computer Software (5.7%):
  30,000 Compuware Corp. (b)..........................................       833
  16,800 Microsoft Corp. (b)..........................................     1,441
                                                                         -------
                                                                           2,274
                                                                         -------
 Diversified Manufacturing (7.0%):
  12,300 General Electric Co..........................................     1,341
  14,200 Tyco International Ltd. .....................................     1,387
                                                                         -------
                                                                           2,728
                                                                         -------
 Electronic Components (2.5%):
  20,000 LSI Logic Corp. (b)..........................................     1,006
                                                                         -------
 Financial Services (1.7%):
   7,450 Providian Financial..........................................       678
                                                                         -------
 Food Products & Services (2.0%):
  19,000 Nabisco Holdings Corp........................................       791
                                                                         -------

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks, continued:
 Household Products/Wares (1.7%):
   6,100 Clorox Corp..................................................   $   683
                                                                         -------
 Insurance (1.6%):
  14,000 AFLAC, Inc...................................................       649
                                                                         -------
 Internet Software (4.1%):
   5,000 America Online, Inc. (b).....................................       476
  13,000 Earthlink Network, Inc. (b)..................................       628
  16,000 Mindspring Enterprises, Inc. (b).............................       537
                                                                         -------
                                                                           1,641
                                                                         -------
 Medical Supplies (1.3%):
   7,100 Medtronic, Inc...............................................       512
                                                                         -------
 Newspapers (1.9%):
  14,000 Knight-Ridder, Inc. .........................................       751
                                                                         -------
 Oil & Gas Exploration, Production, & Services (6.9%):
  12,000 Phillips Petroleum Co. ......................................       616
  11,400 Royal Dutch Petroleum Co.....................................       695
  12,700 Texaco, Inc..................................................       792
  15,000 Unocal Corp. ................................................       595
                                                                         -------
                                                                           2,698
                                                                         -------
 Pharmaceuticals (9.3%):
  13,100 Bristol-Myers Squibb Co. ....................................       871
   9,900 Eli Lilly & Co. .............................................       650
  12,000 Pharmacia & Upjohn, Inc. ....................................       646
  17,000 Schering-Plough Corp.........................................       833
   9,900 Warner-Lambert Co. ..........................................       653
                                                                         -------
                                                                           3,653
                                                                         -------
 Retail (12.9%):
  18,000 Abercrombie & Fitch Co. (b)..................................       747
  31,000 Bed Bath & Beyond, Inc. (b)..................................     1,053
  14,000 Best Buy, Inc. (b)...........................................     1,045
  15,750 Gap, Inc.....................................................       736
  12,100 Home Depot, Inc..............................................       772
  17,000 Wal-Mart Stores, Inc.........................................       718
                                                                         -------
                                                                           5,071
                                                                         -------
 Semiconductors (5.3%):
  15,000 Applied Materials, Inc. (b)..................................     1,079
  15,000 KLA-Tencor Corp. (b).........................................     1,016
                                                                         -------
                                                                           2,095
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Capital Growth Fund

                 Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks, continued:
 Telecommunications--Equipment (7.5%):
  14,400 Lucent Technologies, Inc.....................................   $   937
 175,000 Paging Network, Inc. (b).....................................       941
  29,000 Scientific-Atlanta, Inc. ....................................     1,058
                                                                         -------
                                                                           2,936
                                                                         -------
 Telecommunications--Wireless (3.1%):
  23,000 Nextel Communications, Inc. (b)..............................     1,232
                                                                         -------

--------

Percentages indicated are based on net assets of $39,558.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $8. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................. $ 5,523
   Unrealized depreciation.............................................  (1,592)
                                                                        -------
   Net unrealized appreciation......................................... $ 3,931
                                                                        =======

(b) Represents non-income producing securities.

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks, continued:
 Utilities--Telecommunications (4.4%):
  21,225 Centurytel, Inc..............................................   $   907
  16,400 Sprint Corp..................................................       848
                                                                         -------
                                                                           1,755
                                                                         -------
  Total Common Stocks                                                     38,274
                                                                         -------
  Total (Cost $34,335) (a)                                               $38,274
                                                                         =======


                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Select Equity Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks (97.9%):
 Business Services (4.8%):
  27,300 Automatic Data Processing, Inc...............................   $ 1,094
                                                                         -------
 Commercial Services (0.4%):
   3,906 Gartner Group, Inc. (b)......................................        84
                                                                         -------
 Consumer Goods (4.2%):
  32,600 American Greetings Corp., Class A............................       958
                                                                         -------
 Electrical Equipment (10.7%):
  58,700 Hubbell Harvey, Inc., Class B................................     2,421
                                                                         -------
 Electronic Components/ Instruments (10.3%):
  38,900 Emerson Electric Co..........................................     2,322
                                                                         -------
 Financial Services (11.3%):
  33,700 Dun & Bradstreet Corp........................................     1,070
  27,300 H & R Block, Inc.............................................     1,492
                                                                         -------
                                                                           2,562
                                                                         -------
 Food Distributors & Wholesalers (4.9%):
  33,600 SYSCO Corp...................................................     1,098
                                                                         -------
 Food Processing & Packaging (6.6%):
  36,900 Ralston Purina Co............................................     1,105
  15,600 Smuckers Co., Class A........................................       377
                                                                         -------
                                                                           1,482
                                                                         -------
 Food Products, Processing & Packaging (3.9%):
  15,100 Hershey Foods Corp...........................................       876
                                                                         -------
 Health Care Services (3.7%):
  30,000 IMS Health, Inc..............................................       836
                                                                         -------
 Machinery & Equipment (4.2%):
  10,100 Briggs & Stratton Corp.......................................       608
  10,000 Snap-On, Inc.................................................       350
                                                                         -------
                                                                             958
                                                                         -------

--------

Percentages indicated are based on net assets of $22,611.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................. $ 2,628
   Unrealized depreciation.............................................  (1,247)
                                                                        -------
   Net unrealized appreciation......................................... $ 1,381
                                                                        =======

(b) Represents non-income producing securities.

                                    Security                             Market
 Shares                           Description                             Value
 ------  -------------------------------------------------------------   -------
 Common Stocks, continued:
 Media (1.8%):
  12,833 Nielsen Media Research (b)...................................   $   417
                                                                         -------
 Newspapers (8.3%):
  17,000 Gannett Co., Inc. ...........................................     1,227
   8,000 Lee Enterprises..............................................       244
     700 Washington Post, Class B.....................................       396
                                                                         -------
                                                                           1,867
                                                                         -------
 Office Equipment & Services (4.7%):
  16,800 Pitney Bowes, Inc............................................     1,069
                                                                         -------
 Pharmaceuticals (8.2%):
  27,900 Bristol-Myers Squibb Co. ....................................     1,855
                                                                         -------
 Pollution Control Services & Equipment (3.6%):
  31,760 Waste Management, Inc........................................       812
                                                                         -------
 Restaurants (5.4%):
  29,500 McDonald's Corp..............................................     1,230
                                                                         -------
 Tobacco (0.9%):
   5,500 Philip Morris Companies, Inc.................................       205
                                                                         -------
  Total Common Stocks                                                     22,146
                                                                         -------
 Investment Companies (1.5%):
 337,441 AmSouth Prime Obligations Fund...............................       337
                                                                         -------
  Total Investment Companies                                                 337
                                                                         -------
  Total (Cost $21,102) (a)                                               $22,483
                                                                         =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Regional Equity

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                     Security                            Market
 Shares                            Description                            Value
 ------    -----------------------------------------------------------   -------
 Common Stocks (98.0%):
 Apparel (2.1%):
    90,000 Russell Corp...............................................   $ 1,727
                                                                         -------
 Automotive Parts (5.6%):
   100,000 Discount Auto Parts, Inc. (b)..............................     2,238
    75,000 Genuine Parts Co. .........................................     2,329
                                                                         -------
                                                                           4,567
                                                                         -------
 Banking (9.7%):
    40,000 Bank of America Corp.......................................     2,654
    30,000 First American Corp.-Tenn..................................     1,260
    50,000 First Union Corp. .........................................     2,300
    40,000 Union Planters Corp........................................     1,773
                                                                         -------
                                                                           7,987
                                                                         -------
 Building Materials (3.0%):
   275,000 Interface, Inc.............................................     2,458
                                                                         -------
 Commercial Services (5.5%):
    60,000 Equifax, Inc...............................................     1,973
   175,000 Modis Professional Services (b)............................     2,537
                                                                         -------
                                                                           4,510
                                                                         -------
 Construction--Manufactured Homes (2.9%):
   225,000 Clayton Homes, Inc.........................................     2,363
                                                                         -------
 Diversified Manufacturing (0.8%):
    55,000 Walter Industries, Inc. (b)................................       694
                                                                         -------
 Food Processing & Packaging (3.8%):
    90,000 Flowers Industries, Inc....................................     1,502
   110,000 Lance, Inc.................................................     1,616
                                                                         -------
                                                                           3,118
                                                                         -------
 Forest & Paper Products (5.5%):
    80,000 Caraustar Industries, Inc. ................................     1,990
    70,000 Fort James Corp. ..........................................     2,555
                                                                         -------
                                                                           4,545
                                                                         -------
 Furniture (3.7%):
   230,000 Heilig-Myers Co............................................     1,668
    40,000 Winsloew Furniture, Inc. (b)...............................     1,345
                                                                         -------
                                                                           3,013
                                                                         -------
 Health Care (5.1%):
   340,000 HEALTHSOUTH Corp. (b)......................................     4,165
                                                                         -------

                                     Security                            Market
 Shares                            Description                            Value
 ------    -----------------------------------------------------------   -------
 Common Stocks, continued:
 Manufacturing (2.7%):
   105,000 Wolverine Tube, Inc. (b)...................................   $ 2,192
                                                                         -------
 Medical Services (6.5%):
   125,000 Coventry Health Care, Inc. (b).............................     1,383
   310,000 Health Management Assoc., Inc., Class A (b)................     2,557
   170,000 MedPartners, Inc. (b)......................................     1,423
                                                                         -------
                                                                           5,363
                                                                         -------
 Office Equipment & Services (1.8%):
    50,000 Harris Corp................................................     1,516
                                                                         -------
 Oil & Gas Exploration, Production, & Services (5.1%):
    45,000 Burlington Resources, Inc..................................     1,988
    10,000 Mobil Corp.................................................     1,023
    20,000 Schlumberger Ltd...........................................     1,211
                                                                         -------
                                                                           4,222
                                                                         -------
 Printing (1.5%):
    60,000 John H. Harland Co.........................................     1,208
                                                                         -------
 Railroads (2.7%):
    75,000 Norfolk Southern Corp......................................     2,194
                                                                         -------
 Restaurants (2.4%):
   130,000 CRBL Group, Inc............................................     1,966
                                                                         -------
 Retail (7.6%):
   285,000 Hancock Fabrics, Inc.......................................     1,443
    85,000 Office Depot, Inc. (b).....................................     1,594
    60,000 Saks, Inc. (b).............................................     1,380
   275,000 Stein-Mart, Inc. (b).......................................     1,829
                                                                         -------
                                                                           6,246
                                                                         -------
 Steel (2.9%):
    50,000 Nucor Corp.................................................     2,425
                                                                         -------
 Telecommunications--Equipment (1.8%):
    40,000 Scientific-Atlanta, Inc....................................     1,460
                                                                         -------
 Transportation (5.2%):
   165,000 Offshore Logistics, Inc. (b)...............................     2,001
    70,000 Tidewater, Inc.............................................     2,314
                                                                         -------
                                                                           4,315
                                                                         -------
 Transportation Leasing & Trucking (2.6%):
    90,000 Ryder System, Inc..........................................     2,121
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Regional Equity

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

                                     Security                            Market
 Shares                            Description                            Value
 ------    -----------------------------------------------------------   -------
 Common Stocks, continued:
 Utilities-Electric & Gas (4.9%):
    50,000 Florida Progress Corp. ....................................   $ 2,047
    75,000 Southern Co................................................     1,983
                                                                         -------
                                                                           4,030
                                                                         -------
 Utilities-Telecommunications (2.6%):
    45,000 BellSouth Corp.............................................     2,160
                                                                         -------
  Total Common Stocks                                                     80,565
                                                                         -------

--------

Percentages indicated are based on net assets of $82,261.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net appreciation of securities as follows:

   Unrealized appreciation............................................. $20,404
   Unrealized depreciation.............................................  (7,851)
                                                                        -------
   Net unrealized appreciation......................................... $12,553
                                                                        =======

(b) Represents non-income producing securities.

                                     Security                            Market
 Shares                            Description                            Value
 ------    -----------------------------------------------------------   -------
 Investment Companies (2.0%):
 1,655,457 AmSouth Prime Obligations Fund.............................   $ 1,655
     2,829 AmSouth U.S. Treasury Fund.................................         3
                                                                         -------
  Total Investment Companies                                               1,658
                                                                         -------
  Total (Cost $69,670) (a)                                               $82,223
                                                                         =======


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks (95.3%):
 Airlines (0.6%):
  22,900   Airtran Holdings, Inc. (b).................................   $   147
                                                                         -------
 Automotive (5.6%):
  28,900   Copart, Inc. (b)...........................................       694
  24,150   Monaco Coach Corp. (b).....................................       638
                                                                         -------
                                                                           1,332
                                                                         -------
 Commercial Services (3.1%):
  23,100   Dollar Thrifty Automotive Group (b)........................       497
   7,500   Plexus Corp. (b)...........................................       240
                                                                         -------
                                                                             737
                                                                         -------
 Computer Software (7.1%):
   3,500   Computer Network Tech Co. (b)..............................        51
  12,900   Credence Systems Corp. (b).................................       535
  21,900   Handleman Co. (b)..........................................       245
  10,800   Mercury Interactive Corp. (b)..............................       498
  12,600   Pinnacle Systems, Inc (b)..................................       367
                                                                         -------
                                                                           1,696
                                                                         -------
 Computers & Peripherals (9.5%):
  17,400   Cybex Computer Products Corp. (b)..........................       463
   5,600   Kronos, Inc. (b)...........................................       271
   8,000   Lam Research Corp. (b).....................................       443
  46,100   Sybase, Inc. (b)...........................................       473
  11,600   Verity, Inc. (b)...........................................       575
                                                                         -------
                                                                           2,225
                                                                         -------
 Construction (4.5%):
  10,900   Dycom Industries, Inc. (b).................................       520
  25,700   Insituform Technologies, Class A (b).......................       559
                                                                         -------
                                                                           1,079
                                                                         -------
 Construction--Manufactured Homes (2.1%):
  18,000   Ryland Group, Inc. ........................................       502
                                                                         -------
 Diversified Manufacturing (3.3%):
  20,550   Labor Ready, Inc. (b)......................................       353
  27,600   WMS Industries, Inc. (b)...................................       425
                                                                         -------
                                                                             778
                                                                         -------

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks, continued:
 Electrical & Electronic (6.6%):
   8,900   Advanced Digital Info Corp. (b)............................   $   378
  18,400   Aeroflex, Inc. (b).........................................       348
   3,200   Cree Research, Inc. (b)....................................       198
  12,000   DII Group, Inc. (b)........................................       445
   9,400   Mentor Graphics Corp. (b)..................................        95
   1,400   Optical Coating Laboratory.................................       100
                                                                         -------
                                                                           1,564
                                                                         -------
 Entertainment (1.6%):
  40,000   Aztar Corp. (b)............................................       373
                                                                         -------
 Financial Services (4.8%):
  18,100   Hambrecht & Quist Group (b)................................       681
  13,400   Legg Mason, Inc. ..........................................       469
                                                                         -------
                                                                           1,150
                                                                         -------
 Food Processing & Packaging (2.1%):
  18,500   Foodmaker, Inc. (b)........................................       506
                                                                         -------
 Forest & Paper Products (1.3%):
  19,000   Longview Fibre Co. ........................................       310
                                                                         -------
 Health Care (5.4%):
  17,500   Cytyc Corp. (b)............................................       431
  19,000   Hooper Holmes, Inc. .......................................       375
   8,800   Infocure Corp. (b).........................................       472
                                                                         -------
                                                                           1,278
                                                                         -------
 Household Products/Wares (2.8%):
  12,700   Fossil, Inc. (b)...........................................       667
                                                                         -------
 Machinery--Construction (0.9%):
   6,600   Astec Industries, Inc. (b).................................       225
                                                                         -------
 Machinery--Diversified (0.4%):
   1,600   Tecumseh Products, Inc. ...................................       103
                                                                         -------
 Media (1.8%):
  11,550   Valassis Communications, Inc. (b)..........................       430
                                                                         -------
 Medical Services (2.4%):
  13,100   Medquist, Inc. (b).........................................       568
                                                                         -------
 Office Equipment & Services (1.0%):
   7,000   Clarify, Inc. (b)..........................................       231
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Small Cap Fund

                 Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks, continued:
 Oil & Gas Exploration, Production, & Services (4.1%):
  15,100   Basin Exploration, Inc. (b)................................   $   317
  26,500   Forest Oil Corp. (b).......................................       394
   8,700   Syncor International Corp. (b).............................       258
                                                                         -------
                                                                             969
                                                                         -------
 Pharmaceuticals (6.7%):
  11,000   Chirex, Inc. (b)...........................................       360
  19,400   King Pharmaceuticals, Inc. (b).............................       526
  14,850   Priority Healthcare Corp. Class B (b)......................       717
                                                                         -------
                                                                           1,603
                                                                         -------
 Retail (1.8%):
  11,300   American Eagle Outfitters (b)..............................       436
                                                                         -------
 Technology (2.3%):
   1,600   Cohu, Inc..................................................        66
  10,900   Integrated Device Tech, Inc. (b)...........................       142
  23,500   International Rectifier Corp. (b)..........................       340
                                                                         -------
                                                                             548
                                                                         -------
 Telecommunications (2.0%):
  31,700   InterVoice, Inc. (b).......................................       479
                                                                         -------

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Common Stocks, continued:
 Telecommunications--Equipment (7.4%):
    6,700  American Xtal Technology, Inc. (b).........................   $   206
   17,200  ANTEC Corp. (b)............................................       721
   24,100  Commscope, Inc. (b)........................................       825
                                                                         -------
                                                                           1,752
                                                                         -------
 Transportation Leasing & Trucking (4.1%):
   29,000  American Freightways Corp. (b).............................       696
    5,600  US Freightways Corp. ......................................       277
                                                                         -------
                                                                             973
                                                                         -------
  Total Common Stocks                                                     22,661
                                                                         -------
 U.S. Treasury Bills (2.1%):
  $   500  9/16/99....................................................       497
                                                                         -------
  Total U.S. Treasury Bills                                                  497
                                                                         -------
 Investment Companies (3.6%):
  861,416  AmSouth Prime Obligations Fund.............................       861
                                                                         -------
  Total Investment Companies                                                 861
                                                                         -------
  Total (Cost $21,396) (a)                                               $24,019
                                                                         =======

--------

Percentages indicated are based on net assets of $23,779.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $20. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......... $3,149
   Unrealized depreciation.........   (546)
                                    ------
   Net unrealized appreciation..... $2,603
                                    ======

(b) Represents non-income producing securities.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Common Stocks (48.1%):
 Apparel (0.3%):
    140,000 Phillips-Van Heusen Corp.................................   $  1,190
                                                                        --------
 Automotive (0.7%):
     55,000 Ford Motor Co............................................      2,674
                                                                        --------
 Automotive Parts (1.0%):
    101,000 Arvin Industries, Inc....................................      3,775
                                                                        --------
 Banking (3.1%):
     50,000 Bank of America Corp.....................................      3,319
     20,000 Bank One Corp............................................      1,091
     40,000 First Union Corp. .......................................      1,840
    150,000 Washington Mutual, Inc...................................      5,147
                                                                        --------
                                                                          11,397
                                                                        --------
 Beverages (0.8%):
     70,000 Diageo PLC ADR...........................................      2,870
                                                                        --------
 Business Services (1.0%):
    160,000 Reynolds & Reynolds Co., Class A.........................      3,760
                                                                        --------
 Chemicals-Speciality (1.8%):
    230,000 Engelhard Corp...........................................      5,132
    100,000 M.A. Hanna Co. ..........................................      1,600
                                                                        --------
                                                                           6,732
                                                                        --------
 Computer Hardware (0.5%):
     15,000 IBM Corp. ...............................................      1,885
                                                                        --------
 Computers & Peripherals (1.3%):
    410,000 Cabletron Systems, Inc. (b)..............................      4,946
                                                                        --------
 Consumer Goods (0.7%):
     95,000 American Greetings Corp., Class A........................      2,791
                                                                        --------
 Electrical & Electronic (0.4%):
     32,000 Avnet, Inc...............................................      1,568
                                                                        --------
 Financial Services (0.9%):
    110,000 Dun & Bradstreet Corp....................................      3,493
                                                                        --------
 Food Processing & Packaging (1.3%):
     20,000 Dole Food, Inc...........................................        528
    140,000 Sara Lee Corp............................................      3,079
     56,000 Universal Foods Corp. ...................................      1,222
                                                                        --------
                                                                           4,829
                                                                        --------

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Common Stocks, continued:
 Forest & Paper Products (3.2%):
     15,000 Champion International Corp..............................   $    776
     75,000 International Paper Co...................................      3,834
     50,000 Weyerhauser Co. .........................................      3,234
     90,000 Willamette Industries, Inc...............................      4,051
                                                                        --------
                                                                          11,895
                                                                        --------
 Health Care (1.4%):
     40,000 Aetna, Inc. .............................................      3,280
     33,000 United Healthcare Corp...................................      2,013
                                                                        --------
                                                                           5,293
                                                                        --------
 Household Products/Wares (1.0%):
     90,000 Newell Rubbermaid, Inc. .................................      3,893
                                                                        --------
 Insurance (2.3%):
      5,000 Chubb Corp. .............................................        299
     60,000 Marsh & McLennan Cos., Inc. .............................      4,560
    120,000 St. Paul Cos., Inc.......................................      3,735
                                                                        --------
                                                                           8,594
                                                                        --------
 Manufacturing (0.2%):
     31,000 Kennametal, Inc. ........................................        748
                                                                        --------
 Medical Supplies (1.7%):
     85,000 C.R. Bard, Inc...........................................      4,133
     80,000 DENTSPLY International, Inc..............................      2,165
                                                                        --------
                                                                           6,298
                                                                        --------
 Metals & Mining (0.2%):
     40,000 Barrick Gold Corp........................................        743
                                                                        --------
 Newspapers (1.6%):
     30,000 Dow Jones & Co., Inc.....................................      1,496
     60,000 Gannett Co., Inc. .......................................      4,335
                                                                        --------
                                                                           5,831
                                                                        --------
 Oil & Gas Exploration, Production, & Services (8.1%):
     40,000 Atlantic Richfield Co....................................      3,603
     75,000 Burlington Resources, Inc................................      3,314
     90,000 Kerr-McGee Corp..........................................      4,634
     50,000 Noble Affiliates.........................................      1,463
    115,000 Sunoco, Inc..............................................      3,508
     80,000 Texaco, Inc..............................................      4,984

                                   Continued

AMSOUTH MUTUAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Common Stocks, continued:
 Oil & Gas Exploration, Production, & Services, continued:
    190,000 Ultramar Diamond Shamrock Corp...........................   $  4,488
    130,000 USX-Marathon Group.......................................      3,949
                                                                        --------
                                                                          29,943
                                                                        --------
 Packaging (0.5%):
     60,000 Crown Cork & Seal, Inc. .................................      1,759
                                                                        --------
 Pharmaceuticals (2.7%):
     40,000 American Home Products Corp. ............................      2,040
     60,000 Baxter International, Inc. ..............................      4,121
     70,000 Pharmacia & Upjohn, Inc. ................................      3,767
                                                                        --------
                                                                           9,928
                                                                        --------
 Pollution Control Services & Equipment (0.5%):
     70,000 Waste Management, Inc. ..................................      1,789
                                                                        --------
 Railroads (0.8%):
     60,000 CSX Corp.................................................      2,906
                                                                        --------
 Retail (4.1%):
     70,000 CVS Corp.................................................      3,483
     18,000 Dayton Hudson Corp. .....................................      1,164
    105,000 Dillard's, Inc., Class A.................................      3,235
    105,000 May Department Stores Co. ...............................      4,061
     30,000 The Limited, Inc. .......................................      1,371
     46,000 Wal-Mart Stores, Inc. ...................................      1,944
                                                                        --------
                                                                          15,258
                                                                        --------
 Temporary Services (0.2%):
    100,000 Olsten Corp. ............................................        844
                                                                        --------
 Transportation Leasing & Trucking (1.4%):
    105,000 Ryder System, Inc. ......................................      2,474
     55,000 US Freightways Corp. ....................................      2,716
                                                                        --------
                                                                           5,190
                                                                        --------
 Utilities-Electric & Gas (2.0%):
    130,000 Constellation Energy Group...............................      3,810
     10,000 New Century Energies, Inc. ..............................        347
    120,000 Southern Co. ............................................      3,173
                                                                        --------
                                                                           7,330
                                                                        --------

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Common Stocks, continued:
 Utilities-Telecommunications (2.4%):
     35,000 AT&T Corp................................................   $  1,818
     70,000 BellAtlantic Corp. ......................................      4,462
     57,000 BellSouth Corp...........................................      2,736
                                                                        --------
                                                                           9,016
                                                                        --------
  Total Common Stocks                                                    179,168
                                                                        --------
 Corporate Bonds (24.6%):
 Appliances (0.1%):
 $      500 Whirlpool Corp., 9.50%, 6/15/00..........................        514
                                                                        --------
 Automotive (0.2%):
        700 General Motors Corp., 9.63%, 12/1/00.....................        729
                                                                        --------
 Automotive-Finance (2.0%):
      2,500 Chrysler Financial Corp., 6.08%, 4/6/01..................      2,494
      2,000 General Motors Acceptance Corp., 6.00%, 2/1/02...........      1,970
      3,000 Toyota Motor Credit Corp.,
             5.50%, 9/17/01..........................................      2,951
                                                                        --------
                                                                           7,415
                                                                        --------
 Banking (3.7%):
        930 Bank of America Corp., 9.50%, 4/1/01.....................        975
      1,000 Bankers Trust Co., 9.50%, 6/14/00........................      1,028
      2,500 Mellon Financial Co., 6.30%, 6/1/00......................      2,507
      4,185 NationsBank Corp., 5.38%, 4/15/00........................      4,174
      2,000 SunTrust Banks, Inc., 7.38%, 7/1/06......................      2,040
      1,565 Wachovia Corp., 5.40%, 2/20/01...........................      1,545
      1,475 Wachovia Corp., 6.63%, 11/15/06..........................      1,440
                                                                        --------
                                                                          13,709
                                                                        --------
 Brokerage Services (1.9%):
      3,000 Bear Stearns & Co., Inc., 6.50%, 8/1/02..................      2,970
      2,000 Merrill Lynch & Co., Inc.,
             6.00%, 3/1/01...........................................      1,990
      2,000 Morgan Stanley Group, Inc.,
             8.10%, 6/24/02..........................................      2,070
                                                                        --------
                                                                           7,030
                                                                        --------
 Chemicals (0.8%):
      3,000 Monsanto Co., 6.00%, 7/1/00..............................      3,000
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Corporate Bonds, continued:
 Consumer Goods (0.5%):
 $    2,000 Procter & Gamble Co., 5.25%, 9/15/03.....................   $  1,913
                                                                        --------
 Diversified Manufacturing (0.7%):
      2,500 Avnet Inc., 6.45%, 8/15/03...............................      2,444
                                                                        --------
 Electronic Components/ Instruments (0.5%):
      2,000 Honeywell, Inc., 6.75%, 3/15/02..........................      2,018
                                                                        --------
 Farm Equipment (0.8%):
      3,000 John Deere Capital Corp.,
             5.85%, 1/15/01..........................................      2,981
                                                                        --------
 Financial Services (1.6%):
      4,000 Associates Corp. N. A., 6.75%, 7/15/01...................      4,020
      1,000 Commercial Credit Co., 7.88%, 7/15/04....................      1,041
      1,000 Pitney Bowes Credit Corp.,
             6.80%, 10/1/01..........................................      1,013
                                                                        --------
                                                                           6,074
                                                                        --------
 Food Products & Services (0.3%):
      1,000 H.J. Heinz Co., 6.75%, 10/15/99..........................      1,003
                                                                        --------
 Forest & Paper Products (0.3%):
      1,000 Mead Corp., 6.60%, 3/1/02................................        994
                                                                        --------
 Industrial Goods & Services (2.2%):
        500 Browning-Ferris Industries, Inc.,
             6.10%, 1/15/03..........................................        461
      2,000 Caterpillar Financial Services,
             6.02%, 4/15/02..........................................      1,974
      1,000 Dresser Industries, Inc., 6.25%, 6/1/00..................      1,003
      3,000 First Data Corp., 6.75%, 7/15/05.........................      2,988
      2,000 Illinois Tool Works, 5.75%, 3/1/09.......................      1,855
                                                                        --------
                                                                           8,281
                                                                        --------
 Insurance (0.4%):
      1,400 Capital Holding Corp., 9.20%, 4/17/01....................      1,462
        140 Chubb Corp., 8.75%, 11/15/99.............................        141
                                                                        --------
                                                                           1,603
                                                                        --------
 Newspapers (0.5%):
      2,000 Gannett Co., Inc., 5.85%, 5/1/00.........................      2,000
                                                                        --------

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Corporate Bonds, continued:
 Oil & Gas Exploration, Production, & Services (0.8%):
 $    1,550 BP America, Inc., 9.38%, 11/1/00.........................   $  1,612
      1,500 Conoco Inc., 6.35%, 4/15/09..............................      1,427
                                                                        --------
                                                                           3,039
                                                                        --------
 Pollution Control Services & Equipment (0.8%):
      1,000 Waste Management, Inc.,
             8.25%, 11/15/99.........................................      1,008
      2,000 Waste Management, Inc.,
             7.70%, 10/1/02..........................................      2,050
                                                                        --------
                                                                           3,058
                                                                        --------
 Retail (2.4%):
      2,000 J.C. Penney Co., Inc., 7.25%, 4/1/02.....................      2,018
      2,000 Sears, Roebuck and Co., 6.00%, 3/20/03...................      1,950
      3,000 Wal-Mart Stores, Inc., 5.85%, 6/1/00.....................      3,003
      2,000 Wal-Mart Stores, Inc., 6.75%, 5/15/02....................      2,024
                                                                        --------
                                                                           8,995
                                                                        --------
 Telecommunications--Equipment (0.5%):
      1,730 Lucent Technologies, Inc.,
             6.90%, 7/15/01..........................................      1,752
                                                                        --------
 Tools (0.6%):
      2,200 Stanley Works, 7.38%, 12/15/02...........................      2,258
                                                                        --------
 Utilities--Electric & Gas (2.1%):
      3,450 Duke Power Co., 7.00%, 6/1/00 ...........................      3,475
      1,275 Georgia Power Co., 6.13%, 9/1/99.........................      1,275
      2,000 Oklahoma Gas & Electric Co.,
             6.25%, 10/15/00.........................................      2,005
        900 Pennsylvania Power & Light Co.,
             6.00%, 6/1/00...........................................        899
                                                                        --------
                                                                           7,654
                                                                        --------
 Utilities--Telecommunications (0.9%):
      1,000 AT&T Corp., 7.13%, 1/15/02...............................      1,016
      2,200 BellSouth Telecommunications,
             6.00%, 6/15/02..........................................      2,173
                                                                        --------
                                                                           3,189
                                                                        --------
  Total Corporate Bonds                                                   91,653
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Municipal Bonds (1.0%):
 Illinois (1.0%):
 $    3,800 Chicago Public Building, 7.00%, 1/1/06...................   $  3,824
                                                                        --------
  Total Municipal Bonds                                                    3,824
                                                                        --------
 U.S. Government Agencies (7.7%):
 Fannie Mae (2.9%):
      2,400 5.50%, 2/2/01............................................      2,386
      5,000 6.21%, 11/07/07..........................................      4,877
      4,000 5.25%, 1/15/09...........................................      3,593
                                                                        --------
                                                                          10,856
                                                                        --------
 Freddie Mac (2.4%):
      7,000 5.83%, 2/9/06............................................      6,727
      2,000 7.10%, 4/10/07...........................................      2,058
                                                                        --------
                                                                           8,785
                                                                        --------
 Government National Mortgage Assoc. (2.4%):
      9,626 6.50%, 11/20/28..........................................      9,093
                                                                        --------
  Total U.S. Government Agencies                                          28,734
                                                                        --------

--------

Percentages indicated are based on net assets of $372,370.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $297. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................. $62,726
   Unrealized depreciation.............................................  (7,819)
                                                                        -------
   Net unrealized appreciation......................................... $54,907
                                                                        =======

(b) Represents non-income producing securities.

ADR--American Depository Receipt
PLC--Public Limited Co.

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 U.S. Treasury Bonds (3.0%):
 $   10,000 7.25%, 8/15/22...........................................   $ 11,075
                                                                        --------
  Total U.S. Treasury Bonds                                               11,075
                                                                        --------
 U.S. Treasury Securities (13.1%):
 Bonds (12.6%):
      9,600 5.88%, 11/15/05..........................................      9,526
      7,000 6.50%, 10/15/06..........................................      7,160
      6,000 7.50%, 11/15/16..........................................      6,693
     23,400 6.25%, 8/15/23...........................................     23,212
                                                                        --------
                                                                          46,591
                                                                        --------
 Notes (0.5%):
      2,000 6.13%, 8/15/07...........................................      2,004
                                                                        --------
  Total U.S. Treasury Securities                                          48,595
                                                                        --------
 Investment Companies (1.7%):
  6,220,560 AmSouth Prime Obligations Fund...........................      6,220
      2,512 AmSouth U.S. Treasury Fund...............................          3
                                                                        --------
  Total Investment Companies                                               6,223
                                                                        --------
  Total (Cost $314,068) (a)                                             $369,272
                                                                        ========

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Limited Maturity Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                          Security                             Market
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   --------
 Corporate Bonds (79.6%):
 Automotive--Finance (9.3%):
 $   1,000 Chrysler Financial Corp., 6.08%, 4/6/01...................   $    998
     4,000 Ford Motor Credit Co., 8.20%, 2/15/02.....................      4,149
     3,500 General Motors Acceptance Corp., 6.75%, 2/7/02............      3,509
     2,000 Toyota Motor Credit Corp., 5.50%, 9/17/01.................      1,968
                                                                        --------
                                                                          10,624
                                                                        --------
 Banking (8.7%):
     3,000 Bank One Corp., 6.25%, 9/1/00.............................      3,003
     1,500 Firstar Bank, 6.25%, 12/1/02..............................      1,487
     2,000 NationsBank Corp., 5.38%, 4/15/00.........................      1,995
     2,500 NationsBank Corp., 5.70%, 9/11/00.........................      2,488
       900 Wachovia Bank, 6.30%, 3/15/01.............................        899
                                                                        --------
                                                                           9,872
                                                                        --------
 Brokerage Services (4.8%):
     3,500 Bear Stearns & Co., Inc., 6.50%, 8/1/02...................      3,465
     2,000 Dean Witter Discover & Co., 6.26%, 3/15/00................      2,005
                                                                        --------
                                                                           5,470
                                                                        --------
 Building Products (1.7%):
     2,000 Vulcan Materials Co., 5.75%, 4/1/04.......................      1,940
                                                                        --------
 Computers & Peripherals (0.9%):
     1,000 IBM Corp., 5.95%, 6/2/03..................................        981
                                                                        --------
 Consumer Goods (1.7%):
     2,000 Procter & Gamble Co., 5.25%, 9/15/03......................      1,913
                                                                        --------
 Electronic Components/ Instruments (0.8%):
       850 Honeywell, Inc., 6.75%, 3/15/02...........................        857
                                                                        --------
 Farm Equipment (2.6%):
     3,000 John Deere Capital Corp., 5.85%, 1/15/01..................      2,981
                                                                        --------
 Financial Services (16.7%):
     3,000 Ameritech Capital Funding, 6.13%, 10/15/01................      2,988
     4,200 Associates Corp. of North America, 6.63%, 5/15/01.........      4,210
       500 Beneficial Corp., 7.32%, 11/17/99.........................        502
     2,000 CIT Group Holdings, 6.38%, 10/1/02........................      1,983
     1,000 Citigroup, Inc., 6.13%, 6/15/00...........................      1,000

  Shares
    or
 Principal                          Security                             Market
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   --------
 Corporate Bonds, continued:
 Financial Services, continued:
 $   1,000 Commercial Credit Co., 8.26%, 11/1/01.....................   $  1,038
     2,500 General Electric Capital Corp., 6.15%, 11/5/01............      2,491
     2,500 Household Finance Co., 8.95%, 9/15/99.....................      2,508
     2,500 Household Netherlands, 6.20%, 12/1/03.....................      2,438
                                                                        --------
                                                                          19,158
                                                                        --------
 Food Products & Services (2.6%):
     1,000 Campbell Soup Co., 6.15%, 12/1/02.........................        996
     1,000 McDonald's Corp., 5.90%, 5/11/01..........................        995
     1,000 McDonald's Corp., 6.00%, 6/23/02..........................        990
                                                                        --------
                                                                           2,981
                                                                        --------
 Forest & Paper Products (0.9%):
     1,000 Mead Corp., 6.60%, 3/1/02.................................        994
                                                                        --------
 Health Care (1.7%):
     2,000 McKesson Corp., 6.88%, 3/1/02.............................      1,985
                                                                        --------
 Industrial Goods & Services (5.3%):
     2,000 Air Products & Chemicals, Inc., 8.35%, 1/15/02............      2,083
     1,000 Caterpillar Financial Services, 6.02%, 4/15/02............        988
     3,000 E. I. Dupont de Nemours & Co., 6.50%, 9/1/02..............      3,007
                                                                        --------
                                                                           6,078
                                                                        --------
 Insurance (5.8%):
     2,000 American General Finance, 5.75%, 11/01/03.................      1,923
     1,500 AON Corp., 6.88%, 10/1/99.................................      1,502
     1,000 St. Paul Cos., Inc., Series A, 6.17%, 1/15/01.............        996
     2,200 USLife Corp., 6.38%, 6/15/00..............................      2,199
                                                                        --------
                                                                           6,620
                                                                        --------
 Leasing (1.8%):
     2,000 USL Capital Corp., 8.13%, 2/15/00.........................      2,024
                                                                        --------
 Office Equipment & Services (1.2%):
     1,274 Xerox Corp., 8.13%, 4/15/02...............................      1,331
                                                                        --------
 Oil & Gas Exploration, Production, & Services (1.9%):
     2,200 Amoco Co., 6.25%, 10/15/04................................      2,178
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Limited Maturity Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                          Security                             Market
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   --------
 Corporate Bonds, continued:
 Retail (3.9%):
 $   1,000 Sears, Roebuck and Co., 6.00%, 3/20/03....................   $    975
     3,500 Wal-Mart Stores, Inc., 5.85%, 6/1/00......................      3,504
                                                                        --------
                                                                           4,479
                                                                        --------
 Telecommunications (1.3%):
     1,500 AT&T Corp., 5.63%, 3/15/04................................      1,438
                                                                        --------
 Telecommunications--Equipment (0.9%):
     1,000 Lucent Technologies, Inc.,
            6.90%, 7/15/01...........................................      1,013
                                                                        --------
 Tools (0.9%):
       500 Stanley Works, 7.38%, 12/15/02............................        514
       500 Stanley Works, 5.75%, 3/1/04..............................        484
                                                                        --------
                                                                             998
                                                                        --------
 Utilities--Electric & Gas (2.5%):
     1,250 Alabama Power Corp., 5.35%, 11/15/03......................      1,194
       600 Baltimore Gas & Electric Co., 5.50%, 7/15/00..............        599
     1,000 Florida Power Corp., 6.50%, 12/1/99.......................      1,003
                                                                        --------
                                                                           2,796
                                                                        --------

  Shares
    or
 Principal                          Security                            Market
  Amount                          Description                           Value
 --------- ---------------------------------------------------------   --------
 Corporate Bonds, continued:
 Utilities--Telecommunications (1.7%):
 $   2,000 BellSouth Telecommunications, 6.00%, 6/15/02.............   $  1,975
                                                                       --------
  Total Corporate Bonds                                                  90,686
                                                                       --------
 U.S. Treasury Notes (16.7%):
    18,000 7.25%, 5/15/04...........................................     18,971
                                                                       --------
  Total U.S. Treasury Notes                                              18,971
                                                                       --------
 Investment Companies (2.0%):
 2,248,559 AmSouth Prime Obligations Fund...........................      2,248
       339 AmSouth U.S. Treasury Fund...............................         --*
                                                                       --------
  Total Investment Companies                                              2,248
                                                                       --------
  Total (Cost $112,420) (a)                                            $111,905
                                                                       ========

--------

Percentages indicated are based on net assets of $113,869.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation....... $   592
   Unrealized depreciation.......  (1,107)
                                  -------
   Net unrealized depreciation... $  (515)
                                  =======

* Due to rounding, figure was below thousand dollar threshold.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Government Income Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                             Market
  Amount                            Description                           Value
 --------- ------------------------------------------------------------   ------
 U.S. Government Agencies (84.3%):
 Fannie Mae (18.3%):
  $ 1,600  5.75%, 4/15/03..............................................   $1,568
                                                                          ------
 Government National Mortgage Assoc. (66.0%):
    1,360  7.00%, 12/15/26-2/20/29.....................................    1,324
    2,207  7.50%, 6/15/24-12/15/25.....................................    2,209
      306  8.00%, 7/15/26..............................................      312
      196  8.50%, 12/15/19-2/15/23.....................................      203
      874  9.00%, 6/15/18-9/15/22......................................      921
      662  9.50%, 5/15/18-8/15/21......................................      705
                                                                          ------
                                                                           5,674
                                                                          ------
  Total U.S. Government Agencies                                           7,242
                                                                          ------

  Shares
    or
 Principal                           Security                             Market
  Amount                            Description                           Value
 --------- ------------------------------------------------------------   ------
 U.S. Treasury Securities (10.4%):
 Bonds (10.4%):
 $    800  7.50%, 11/15/16.............................................   $  892
                                                                          ------
  Total U.S. Treasury Securities                                             892
                                                                          ------
 Investment Companies (4.5%):
  387,763  AmSouth U.S. Treasury Fund..................................      387
                                                                          ------
  Total Investment Companies                                                 387
                                                                          ------
  Total (Cost $8,566) (a)                                                 $8,521
                                                                          ======

--------

Percentages indicated are based on net assets of $8,586.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net depreciation of securities as follows:

   Unrealized appreciation......... $ 103
   Unrealized depreciation.........  (148)
                                    -----
   Net unrealized depreciation..... $ (45)
                                    =====


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Bond Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------- ---------------------------------------------------------   --------
 Corporate Bonds (46.8%):
 Aerospace/Defense (0.8%):
 $    3,000 Boeing Corp., 6.88%, 11/1/06.............................   $  3,000
                                                                        --------
 Appliances (0.1%):
        500 Whirlpool Corp., 9.50%, 6/15/00..........................        514
                                                                        --------
 Automotive (0.2%):
        908 General Motors Corp., 9.63%, 12/1/00.....................        945
                                                                        --------
 Automotive--Finance (2.1%):
      3,485 Ford Motor Credit Co., 6.25%, 12/8/05....................      3,341
      2,000 General Motors Acceptance Corp., 6.15%, 4/7/07...........      1,898
      3,000 Toyota Motor Credit Corp., 5.50%, 9/17/01................      2,951
                                                                        --------
                                                                           8,190
                                                                        --------
 Banking (5.1%):
      1,150 Bank of America Corp., 9.50%, 4/1/01.....................      1,206
      3,157 Bank One Corp., 7.00%, 7/15/05...........................      3,157
      4,000 Fifth Third Bank, 6.75%, 7/15/05.........................      3,965
      3,856 J.P. Morgan & Co., 7.63%, 9/15/04........................      3,952
      4,306 NationsBank Corp., 5.38%, 4/15/00........................      4,296
      3,159 SunTrust Banks, Inc., 7.38%, 7/1/06......................      3,222
                                                                        --------
                                                                          19,798
                                                                        --------
 Beverages (0.9%):
      3,500 Coca-Cola Enterprises, Inc., 6.38%, 8/1/01...............      3,509
                                                                        --------
 Brokerage Services (2.2%):
      2,910 Bear Stearns & Co. Inc., 6.63%, 10/1/04..................      2,826
      3,500 Dean Witter Discover & Co., 6.50%, 11/1/05...............      3,387
        750 Merrill Lynch & Co., Inc., 8.25%, 11/15/99...............        756
      1,450 Merrill Lynch & Co., Inc., 6.00%, 2/12/03................      1,419
                                                                        --------
                                                                           8,388
                                                                        --------
 Building Products (0.5%):
      2,000 Vulcan Materials, 6.00%, 4/1/09..........................      1,858
                                                                        --------
 Electronic Components/Instruments (0.5%):
      2,000 Honeywell, Inc., 7.00%, 3/15/07..........................      1,998
                                                                        --------

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------- ---------------------------------------------------------   --------
 Corporate Bonds, continued:
 Entertainment (0.7%):
 $    3,000 Walt Disney Company, 5.13%, 12/15/03.....................   $  2,831
                                                                        --------
 Financial Services (5.7%):
      2,000 American Express Credit Corp., 6.50%, 8/1/00.............      2,012
      3,500 Ameritech Capital, 5.65%, 1/15/01........................      3,477
      2,000 Associates Corp., 5.75%, 10/15/03........................      1,913
      3,000 Associates Corp., 5.75%, 11/01/03........................      2,869
      3,091 Avco Financial Service Corp., 5.50%, 4/1/00..............      3,086
      3,000 Commercial Credit Co., 7.38%, 3/15/02....................      3,060
      3,000 Commercial Credit Co., 6.50%, 8/1/04.....................      2,951
      1,000 Margaretten Financial Corp., 6.75%, 6/15/00..............      1,006
      2,000 Norwest Financial, Inc., 6.63%, 7/15/04..................      1,970
                                                                        --------
                                                                          22,344
                                                                        --------
 Food Products & Services (0.7%):
      2,750 Campbell Soup Co., 6.15%, 12/1/02........................      2,740
                                                                        --------
 Forest & Paper Products (0.8%):
      3,000 Mead Corp., 6.60%, 3/1/02................................      2,981
                                                                        --------
 Industrial Goods & Services (4.4%):
      3,000 Air Products & Chemicals, Inc., 8.35%, 1/15/02...........      3,124
      2,655 Browning-Ferris Industries, Inc., 6.10%, 1/15/03.........      2,446
      2,000 E. I. Dupont de Nemours & Co., 6.50%, 9/1/02.............      2,005
      2,570 E. I. Dupont de Nemours & Co., 6.75%, 10/15/02...........      2,596
      2,000 First Data Corp., 6.75%, 7/15/05.........................      1,993
      1,500 Illinois Tool Works, Inc., 5.88%, 3/1/00.................      1,502
      3,456 Rockwell International Corp., 6.63%, 6/1/05..............      3,433
                                                                        --------
                                                                          17,099
                                                                        --------
 Insurance (1.8%):
      1,000 AON Corp., 6.88%, 10/1/99................................      1,001
      1,600 Capital Holding Corp., 9.20%, 4/17/01....................      1,670
        330 Chubb Corp., 8.75%, 11/15/99.............................        333

                                   Continued

AMSOUTH MUTUAL FUNDS
Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------- --------------------------------------------------------   --------
 Corporate Bonds, continued:
 Insurance, continued:
 $    1,000 Chubb Corp., 6.15%, 8/15/05.............................   $    963
      3,100 Hartford Life, Inc., 6.90%, 6/15/04.....................      3,088
                                                                       --------
                                                                          7,055
                                                                       --------
 Office Equipment & Services (0.6%):
      2,200 Xerox Corp., 7.15%, 8/1/04..............................      2,247
                                                                       --------
 Oil & Gas Exploration, Production, & Services (1.8%):
      3,158 BP America, Inc., 9.38%, 11/1/00........................      3,284
      1,000 Conoco Inc., 6.35%, 4/15/09.............................        951
        864 Exxon Capital Corp., 7.45%, 12/15/01....................        886
      2,000 Phillips Petroleum Co., 6.38%, 3/30/09..................      1,895
                                                                       --------
                                                                          7,016
                                                                       --------
 Pharmaceuticals (0.8%):
      3,000 Warner-Lambert Co., 5.75%, 1/15/03......................      2,936
                                                                       --------
 Photography (0.9%):
      3,100 Eastman Kodak, 9.38%, 3/15/03...........................      3,379
                                                                       --------
 Pollution Control Services & Equipment (1.1%):
      2,449 Waste Management, Inc., 6.38%, 12/1/03..................      2,412
      2,000 Waste Management, Inc., 7.00%, 5/15/05..................      1,985
                                                                       --------
                                                                          4,397
                                                                       --------
 Railroads (0.3%):
      1,000 Union Pacific Corp., 7.00%, 6/15/00.....................      1,006
                                                                       --------
 Retail (2.5%):
      2,000 JC Penny & Co., 6.13%, 11/15/03.........................      1,930
      3,000 Nike, Inc., 6.38%, 12/1/03..............................      2,959
      4,000 Wal-Mart Stores, Inc., 5.85%, 6/1/00....................      4,004
      1,000 Wal-Mart Stores, Inc., 6.75%, 5/15/02...................      1,013
                                                                       --------
                                                                          9,906
                                                                       --------
 Tools (0.5%):
      2,000 Stanley Works, 5.75%, 3/1/04............................      1,938
                                                                       --------
 Utilities--Electric & Gas (6.2%):
      3,100 Baltimore Gas & Electric, 7.50%, 1/15/07................      3,216
      2,000 Consolidated Edison Co. of New York, Inc., 6.63%,
             2/1/02.................................................      2,013
      3,500 National Rural Utilities, 5.00%, 10/1/02................      3,346
      3,100 National Rural Utilities, 6.38%, 10/15/04...............      3,030

   Shares
     or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------- --------------------------------------------------------   --------
 Corporate Bonds, continued:
 Utilities--Electric & Gas, continued:
 $    2,750 Northern States Power Co., 7.88%, 10/1/01...............   $  2,839
      2,250 Oklahoma Gas & Electric Co., 6.25%, 10/15/00............      2,256
      2,000 Tampa Electric Co., 6.13%, 5/1/03.......................      1,968
      2,500 Virginia Electric & Power Co., 8.00%, 3/1/04............      2,625
      3,500 Wisconsin Electric Power, 6.63%, 11/15/06...............      3,425
                                                                       --------
                                                                         24,718
                                                                       --------
 Utilities--Telecommunications (5.6%):
      2,000 BellAtlantic Corp., 6.25%, 2/15/04......................      1,960
      3,500 BellSouth Telecommunications, 6.50%, 6/15/05............      3,439
      2,009 Chesapeake & Potomac Telephone, 6.00%, 5/1/03...........      1,971
      2,000 GTE California, Inc., 5.63%, 2/1/01.....................      1,983
      2,295 GTE Northwest, Inc., Series A, 7.38%, 5/1/01............      2,335
      1,650 GTE Southwest, Inc., Series A, 5.82%, 12/1/99...........      1,650
        500 Michigan Bell Telephone, 5.88%, 9/15/99.................        500
      2,000 Southern New England Telecommunications Corp.,
             6.50%, 2/15/02.........................................      2,003
      2,000 Southwestern Bell Telephone, 6.63%, 4/1/05..............      1,978
      4,000 US West Communications Group, 6.63%, 9/15/05............      3,854
                                                                       --------
                                                                         21,673
                                                                       --------
  Total Corporate Bonds                                                 182,466
                                                                       --------
 U.S. Government Agencies (12.8%):
 Fannie Mae (8.9%):
      3,000 6.59%, 5/21/02..........................................      3,036
      7,500 7.05%, 11/12/02.........................................      7,706
     17,600 5.13%, 2/13/04..........................................     16,716
      7,300 6.56% 11/26/07..........................................      7,148
                                                                       --------
                                                                         34,606
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

   Shares
     or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------- ---------------------------------------------------------   --------
 U.S. Government Agencies, continued:
 Freddie Mac (0.7%):
 $      700 7.14%, 3/12/07...........................................   $    704
      2,000 7.10%, 4/10/07...........................................      2,058
                                                                        --------
                                                                           2,762
                                                                        --------
 Government National Mortgage Assoc. (2.3%):
      9,279 7.00%, 11/20/28..........................................      9,014
                                                                        --------
 Tennessee Valley Authority (0.9%):
      4,000 5.38%, 11/13/08..........................................      3,632
                                                                        --------
  Total U.S. Government Agencies                                          50,014
                                                                        --------
 U.S. Treasury Securities (35.3%):
 Bonds (30.1%):
      8,000 5.75%, 8/15/03...........................................      7,958
     15,000 5.88%, 11/15/05..........................................     14,884
     21,000 6.50%, 10/15/06..........................................     21,480
     17,833 3.38%, 1/15/07...........................................     17,070
     17,000 7.50%, 11/15/16..........................................     18,963
     37,360 6.25%, 8/15/23...........................................     37,060
                                                                        --------
                                                                         117,415
                                                                        --------

   Shares
     or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------- --------------------------------------------------------   --------
 U.S. Treasury Securities, continued:
 Notes (4.4%):
 $   17,000 6.13%, 8/15/07..........................................   $ 17,037
                                                                       --------
 Strips (0.8%):
      4,000 2/15/04.................................................      3,067
                                                                       --------
  Total U.S. Treasury Securities                                        137,519
                                                                       --------
 Investment Companies (3.4%):
 13,287,510 AmSouth Prime Obligations Fund..........................     13,288
          7 AmSouth U.S. Treasury Fund..............................         --*
                                                                       --------
  Total Investment Companies                                             13,288
                                                                       --------
  Total (Cost $385,361) (a)                                            $383,287
                                                                       ========

--------

Percentages indicated are based on net assets of $389,817.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation....... $ 5,701
   Unrealized depreciation.......  (7,775)
                                  -------
   Net unrealized depreciation... $(2,074)
                                  =======

* Due to rounding, figure was below thousand dollar threshold.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Municipal Bond Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                             (Amounts in thousands)

 Shares or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------  --------------------------------------------------------   --------
 Municipal Bonds (98.0%):
 Alabama (56.5%):
 $    2,245 Alabama State Agriculture & Mechanical University
             Revenue, 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA ..   $  2,155
      2,355 Alabama State Agriculture & Mechanical University
             Revenue, 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA ..      2,248
      2,035 Alabama State Agriculture & Mechanical University
             Revenue, 6.50%, 11/1/25, Callable 11/1/05 @ 102, MBIA .      2,287
      3,060 Alabama State Corrections Institution, Series A, 4.90%,
             4/1/03, MBIA ..........................................      3,118
      1,520 Alabama State Industrial Access Road & Bridge Corp.,
             Capital Improvements, Series A, 4.60%, 6/1/03 .........      1,528
      3,700 Alabama State Judicial Building Authority, Judicial
             Facilties Project, 4.75%, 1/1/05, AMBAC ...............      3,739
      3,880 Alabama State Judicial Building Authority, Judicial
             Facilties Project, 4.85%, 1/1/06, AMBAC ...............      3,927
      2,000 Alabama State Mental Health Finance Authority, Special
             Tax, 4.88%, 5/1/03, MBIA ..............................      2,039
      7,350 Alabama State Public School & College Authority, 4.75%,
             12/1/03, Callable 6/1/03 @ 103 ........................      7,474
      3,390 Alabama State Public School & College Authority, 5.00%,
             12/1/05, Callable 6/1/03 @ 103 ........................      3,479
     10,000 Alabama State Public School & College Authority Revenue,
             Series A, 4.38%, 8/1/04 ...............................      9,981
      5,000 Alabama State Public School & College Authority, Capital
             Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101 ...      5,039
      1,760 Alabama State Water Pollution Control Authority,
             Revolving Fund, Series B, 5.25%, 8/15/08, Callable
             8/15/06 @ 100, AMBAC ..................................      1,805
      1,350 Alabama State Water Pollution Control Authority,
             Revolving Fund, Series B, 5.38%, 8/15/10, Callable
             8/15/06 @ 100, AMBAC ..................................      1,379
      2,495 Alabama State Water Pollution Control Authority,
             Revolving Fund, Series B, 5.40%, 8/15/11, Callable
             8/15/06 @ 100, AMBAC ..................................      2,552
      5,000 Alabama State Water Pollution Control Authority,
             Revolving Fund, Series B, 5.50%, 8/15/16, Callable
             8/15/06 @ 100, AMBAC ..................................      5,046
      3,500 Alabama State, Series A, GO, 4.60%, 10/1/05.............      3,517
      1,000 Auburn University, University Revenues, General Fee,
             5.25%, 6/1/06, Callable 6/1/03 @ 102, MBIA ............      1,032
      1,040 Birmingham Capital Improvement, Series B, GO, 4.80%,
             10/1/08, Callable 4/1/07 @ 102 ........................      1,039
      1,375 Birmingham Waterworks & Sewer Board, Water & Sewer
             Revenue, 5.90%, 1/1/03, Callable 1/1/02 @ 102 .........      1,453
      1,340 Birmingham, Capital Improvements, Series A, GO, 4.75%,
             10/1/10, Callable 4/1/08 @ 102 ........................      1,309
      1,430 Birmingham, Capital Improvements, Series A, GO, 4.85%,
             10/1/11, Callable 4/1/08 @ 102 ........................      1,396
      1,500 Birmingham, GO, 4.90%, 7/1/06...........................      1,525
      1,300 Birmingham, Industrial Water Board, Industrial Water
             Supply, 5.50%, 3/1/06, Pre-refunded 3/1/05 @ 100 ......      1,362
      3,465 Birmingham, Industrial Water Board, Industrial Water
             Supply, 6.20%, 7/1/08, Pre-refunded 1/1/07 @ 100 ......      3,663
      1,100 Birmingham, Industrial Water Board, Industrial Water
             Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102 .....      1,139
      1,000 Birmingham, Industrial Water Board, Industrial Water
             Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102 .....      1,042
      1,045 Clark & Mobile County, Gas District, 5.60%, 12/1/17,
             Callable 12/1/06 @ 102, MBIA ..........................      1,064
      9,500 Daphne, Special Care Facilities Financing Authority,
             Presbyterian Retirement Corp., 7.30%, 8/15/18, Pre-
             refunded 8/15/01 @ 100 ................................     10,071
        720 Decatur, Warrants, Series E, Limited GO, 5.10%, 8/1/05,
             Callable 8/1/02 @ 102 .................................        738
        760 Decatur, Warrants, Series E, Limited GO, 5.20%, 8/1/06,
             Callable 8/1/02 @ 102 .................................        779
        750 Decatur, Warrants, Series E, Limited GO, 5.25%, 8/1/08,
             Callable 8/1/02 @ 102 .................................        763
        780 Decatur, Warrants, Series E, Limited GO, 5.30%, 8/1/09,
             Callable 8/1/02 @ 102 .................................        792
      2,845 Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA...      2,879
        390 Florence, Warrants, Series A, GO, 4.35%, 12/1/07, FSA...        380

                                   Continued

AMSOUTH MUTUAL FUNDS
Municipal Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                             (Amounts in thousands)

 Shares or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------  --------------------------------------------------------   --------
 Municipal Bonds, continued:
 Alabama, continued:
 $      405 Florence, Warrants, Series A, GO, 4.40%, 12/1/08........   $    392
        425 Florence, Warrants, Series A, GO, 4.50%, 12/1/09........        410
        445 Florence, Warrants, Series A, GO, 4.60%, 12/1/10,
             Callable 12/1/08 @ 102 ................................        428
        790 Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA...        769
        825 Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA...        798
        865 Florence, Warrants, Series B, GO, 4.50%, 12/1/09,
             Callable 12/1/08 @ 102, FSA ...........................        834
        900 Florence, Warrants, Series B, GO, 4.60%, 12/1/10,
             Callable 12/1/08 @ 102, FSA ...........................        865
      4,700 Gadsden, East Alabama Medical Clinic Board, Baptist
             Hospital of Gadsden, Inc., Series A, 7.80%, 11/1/21,
             Pre-refunded 11/1/01 @ 102 ............................      5,150
      5,450 Hoover, Warrants, GO, 4.50%, 3/1/13, Pre-refunded 3/1/03
             @ 100 .................................................      5,016
        550 Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @
             102....................................................        534
        660 Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @
             102....................................................        639
        680 Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @
             102....................................................        656
      3,120 Huntsville, Warrants, Series B, GO, 4.00%, 11/1/05......      3,026
      3,245 Huntsville, Warrants, Series B, GO, 4.00%, 11/1/06......      3,108
      3,380 Huntsville, Warrants, Series B, GO, 4.10%, 11/1/07......      3,218
      2,000 Huntsville, Water System, Warrants, 5.00%, 5/1/02,
             AMBAC..................................................      2,042
      3,125 Huntsville, Water System, Warrants, 5.05%, 5/1/03,
             Callable 5/1/02 @ 102, AMBAC ..........................      3,202
      1,000 Jefferson County Board of Education, Capital Outlay,
             5.40%, 2/15/10, Callable 2/15/03 @ 102, AMBAC .........      1,053
      4,000 Jefferson County, GO, 5.30%, 4/1/09, Pre-refunded 4/1/03
             @ 102 .................................................      4,070
      2,400 Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,
             Pre-refunded 3/1/03 @ 102.5, MBIA .....................      2,539
      5,000 Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable
             4/1/03 @ 102 ..........................................      5,119
      2,000 Mobile County Board of School Commissioners, Warrants,
             Capital Outlay, 4.80%, 3/1/02, AMBAC ..................      2,030
      1,350 Mobile County, Series A, GO, 5.00%, 2/1/04, Callable
             2/1/03 @ 102 ..........................................      1,382
      1,000 Mobile County, Warrants, Series A, Limited GO, 5.00%,
             2/1/04, Callable 2/1/03 @ 102 .........................      1,024
      5,000 Mobile County, Warrants, Series A, Limited GO, 5.10%,
             2/1/05, Callable 2/1/03 @ 102 .........................      5,142
      1,630 Mobile, Warrants, GO, 6.50%, 2/15/05, AMBAC.............      1,782
      1,685 Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC.............      1,857
      2,700 Mobile, Warrants, GO, 4.85%, 2/15/09, Callable 2/15/00 @
             100 ...................................................      2,662
      3,250 Mobile, Water & Sewer Commissioners, Water & Sewer
             Revenue, 5.00%, 1/1/05, FGIC ..........................      3,327
      1,500 Montgomery County, Warrants, GO, 5.00%, 11/1/04,
             Callable 11/1/04 @ 102 ................................      1,539
      1,040 Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05,
             Callable 5/1/03 @ 102 .................................      1,066
      1,000 Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06,
             Callable 5/1/03 @ 102 .................................      1,019
      3,000 Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,
             9/1/08, Callable 9/1/06 @ 101, MBIA ...................      3,135
      1,000 Montgomery, Waterworks & Sanitary Sewer Board, Series B,
             5.70%, 9/1/02 .........................................      1,041
      2,500 Montgomery, Waterworks & Sanitary Sewer Board, Series B,
             6.25%, 9/1/08, Callable 9/1/02 @ 102 ..................      2,667
      3,565 Montgomery, Waterworks & Sanitary Sewer Board, Series B,
             6.30%, 9/1/10, Callable 9/1/02 @ 102 ..................      3,808
      1,005 Shelby County, Warrants, Board of Education, Capital
             Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC....        986
      1,990 Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC.      2,070
      1,830 Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC.      1,912
        335 Talladega County, Industrial Development Board, Cyprus 1
             Project, 9.75%, 12/1/13 ...............................        336

                                   Continued

AMSOUTH MUTUAL FUNDS
Municipal Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                             (Amounts in thousands)

 Shares or
 Principal                          Security                            Market
  Amount                          Description                           Value
 --------- ---------------------------------------------------------   --------
 Municipal Bonds, continued:
 Alabama, continued:
 $     740 Tuscaloosa County, Warrants, GO, 5.60%, 10/1/04..........   $    780
     1,200 University Alabama General Fee, 4.60%, 6/1/09, Callable
            6/1/07 @ 102, MBIA .....................................      1,171
     1,300 University Alabama General Fee, 4.70%, 6/1/10, Callable
            6/1/07 @ 102, MBIA .....................................      1,265
     1,500 University Alabama General Fee, 4.75%, 6/1/11, Callable
            6/1/07 @ 102, MBIA .....................................      1,450
     2,185 University of South Alabama, University Revenues,
           Tuition, 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC..      2,163
                                                                       --------
                                                                        183,221
                                                                       --------
 California (1.5%):
     4,765 San Mateo County, Transit District Sales Tax Revenue,
            Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA ....      4,744
                                                                       --------
 Florida (5.7%):
     1,150 Escambia County, Utilities Authority Revenue, Series D,
            5.00%, 1/1/04, FGIC ....................................      1,179
     2,000 Escambia County, Utilities Authority Revenue, Series D,
            5.00%, 1/1/05, FGIC ....................................      2,051
     6,500 Florida State Board of Education, Capital Outlay, Series
            A, GO, 5.00%, 6/1/08 ...................................      6,606
     8,070 Reedy Creek, Improvement District, Series 1, 5.50%,
            10/1/08, Callable 10/1/07 @ 101, AMBAC .................      8,510
                                                                       --------
                                                                         18,346
                                                                       --------
 Michigan (2.2%):
     7,000 Municipal Bond Authority Revenue, 5.00%, 12/1/05.........      7,191
                                                                       --------
 Minnesota (0.7%):
     2,175 Centennial Independent School District, No. 12, Series A,
            GO, 5.60%, 2/1/07, MBIA ................................      2,296
                                                                       --------
 Mississippi (0.6%):
     2,000 Mississippi State, Capital Improvements, Series A, GO,
            5.20%, 8/1/11, Callable 8/1/03 @ 100 ...................      2,007
                                                                       --------
 Missouri (2.4%):
     7,535 Missouri State, Water Pollution, Series B, GO, 5.00%,
            8/1/07, Callable 8/1/03 @ 102 ..........................      7,699
                                                                       --------
 New York (0.9%):
     1,150 Hempstead Town, GO, 5.00%, 2/15/09, Callable 2/15/06 @
            102 ....................................................      1,163
     1,500 Municipal Assistance Corp. for New York City, GO, 6.00%,
            7/1/05 .................................................      1,615
                                                                       --------
                                                                          2,778
                                                                       --------
 North Carolina (2.3%):
       355 Durham, Water & Sewer Revenue, 4.60%, 6/1/05.............        357
       675 Durham, Water & Sewer Revenue, 4.60%, 6/1/06.............        676
       555 Durham, Water & Sewer Revenue, 4.60%, 6/1/07.............        552
       765 Durham, Water & Sewer Revenue, 4.60%, 6/1/08.............        754
     5,000 North Carolina State, Series A, GO, 4.75%, 4/1/09,
            Callable 4/1/08 @ 100.5 ................................      4,988
                                                                       --------
                                                                          7,327
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Municipal Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                             (Amounts in thousands)

 Shares or
 Principal                          Security                            Market
   Amount                          Description                          Value
 ---------  --------------------------------------------------------   --------
 Municipal Bonds, continued:
 Oregon (2.3%):
 $    2,365 Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, FSA...   $  2,247
      5,285 Washington County, Criminal Justice Facilities, GO,
             5.00%, 12/1/09, Callable 12/1/07 @ 100 ................      5,331
                                                                       --------
                                                                          7,578
                                                                       --------
 South Carolina (2.9%):
      5,525 Beaufort County, School District, GO, Series B, 4.10%,
             2/1/09, Callable 2/1/07 @ 101, SCSDE ..................      5,151
      4,325 Beaufort County, School District, GO, Series B, 4.90%,
             3/1/09, Callable 3/1/05 @ 101 .........................      4,325
                                                                       --------
                                                                          9,476
                                                                       --------
 Tennessee (3.3%):
      2,000 Jackson, Improvements, 5.00%, 3/1/10, Pre-refunded
             3/1/05 @102 ...........................................      1,997
      3,000 Metropolitan Government, Nashville & Davidson County,
             GO, 5.25%, 5/15/06 ....................................      3,118
      5,495 Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable
             5/1/06 @ 100 ..........................................      5,487
                                                                       --------
                                                                         10,602
                                                                       --------
 Texas (6.7%):
      3,000 Dallas County, Series A, GO, 5.25%, 8/15/09.............      3,080
      4,000 Mesquite Independent School District, Series A, GO,
             4.70%, 8/15/08, Callable 8/15/07 @ 100 ................      3,967
      5,000 Texas State, Series B, GO, 5.25%, 10/1/08, Callable
             10/1/03 @ 100 .........................................      5,082
      3,575 University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @
             100....................................................      3,534
      5,455 University of Texas, Series B, 4.25%, 8/15/09, Callable
             8/15/07 @ 100 .........................................      5,143
      1,000 Whitehouse Texas Independent School District, GO, 4.80%,
             2/15/12, Callable 2/15/08 @ 100 .......................        956
                                                                       --------
                                                                         21,762
                                                                       --------
 Utah (4.6%):
      4,805 Davis County, School District, GO, 4.38%, 6/1/08, School
             Board Guaranty ........................................      4,662
      3,810 Jordan School District, GO, 4.80%, 6/15/08, Callable
             6/15/07 @ 100 .........................................      3,817
      6,000 Utah State, GO, Series F, 5.50%, 7/1/07.................      6,343
                                                                       --------
                                                                         14,822
                                                                       --------
 Virginia (3.3%):
      2,000 Virginia College Building Authority, Series A, 5.00%,
             9/1/12, Callable 9/1/07 @ 101..........................      1,975
      5,000 Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @
             100,...................................................      5,110
      3,500 Virginia State, Public School Authority, Series S,
             5.25%, 8/1/09 .........................................      3,613
                                                                       --------
                                                                         10,698
                                                                       --------
 Washington (2.1%):
      6,500 Washington State, GO, 5.75%, 9/1/08.....................      6,930
                                                                       --------
  Total Municipal Bonds                                                 317,477
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Municipal Bond Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                           Security                            Market
   Amount                          Description                           Value
 ---------  ---------------------------------------------------------   --------
 Investment Companies (2.0%):
     33,471 Federated Tax-Free Fund..................................   $     33
  6,367,832 Goldman Sachs Tax-Free Fund..............................      6,368
                                                                        --------
  Total Investment Companies                                               6,401
                                                                        --------
  Total (Cost $321,757) (a)                                             $323,878
                                                                        ========

--------

Percentages indicated are based on net assets of $324,003.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation........ $5,063
   Unrealized depreciation........ (2,942)
                                   ------
   Net unrealized appreciation.... $2,121
                                   ======

AMBAC--Insured by AMBAC Indemnity Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
FSA--Insured by Financial Security Assurance.
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Assoc.
SCSDE--South Carolina School District Enhancement.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Florida Tax-Free Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                           Security                            Market
  Amount                           Description                            Value
 --------- -----------------------------------------------------------   -------

 Florida Municipal Bonds (97.3%):
 $     545 Altamonte Springs, Health Facilities Authority, Hospital
            Revenue, ETM, 5.60%, 10/1/10..............................   $   578
     1,000 Bay County, Florida Resource Recovery Revenue, 6.00%,
            7/1/01, MBIA..............................................     1,037
     1,500 Broward County School District, GO, 5.60%, 2/15/07,
            Callable 2/15/03 @ 102....................................     1,567
     2,000 Broward County School District, GO, 6.00%, 2/15/07,
            Callable 2/15/02 @ 102....................................     2,116
     1,000 Dade County School District, 5.75%, 8/1/03, AMBAC..........     1,054
     1,000 Dade County School District, GO, 6.00%, 7/15/06............     1,084
     1,000 Dade County School District, GO, 5.00%, 2/15/14, Callable
            2/15/07 @ 101, MBIA.......................................       979
     1,000 Dade County, Aviation Authority, Series 1994 B, 6.25%,
            10/1/04, AMBAC............................................     1,087
     1,115 Dade County, Public Services, Tax Revenue, 5.00%, 10/1/12,
            Callable 10/1/09 @ 101, FSA...............................     1,105
     1,000 Dade County, Water & Sewer System Revenue, 4.70%, 10/1/04,
            FGIC......................................................     1,016
     1,000 Escambia County, Utility Authority, Utility System Revenue,
            5.00%, 1/1/08, FGIC.......................................     1,015
       755 Florida Housing Finance Agency, Homeowner Mortgages, Series
            1995 A-1, 5.65%, 1/1/09, Callable 1/1/06 @ 102 ...........       776
     1,000 Florida State Board of Education, GO, 5.00%, 6/1/10,
            Callable 6/1/05 @ 101.....................................     1,002
       515 Florida State Board of Education, GO, 7.25%, 6/1/23,
            Callable 6/1/00 @ 102 ....................................       541
     1,355 Florida State Board of Education, Lottery Revenue, Series
            A, 5.00%, 7/1/09, Callable 7/1/08 @ 101, FGIC.............     1,369
     1,000 Florida State Board of Education, Series A, GO, 4.80%,
            1/1/09, Callable 1/1/07 @ 101.............................       995
     1,000 Florida State Board of Education, Series A, GO, 5.00%,
            1/1/15, Callable 1/1/08 @ 101.............................       975
     2,000 Florida State Board of Education, Series B, GO, 5.38%,
            6/1/08, Callable 6/1/07 @ 101.............................     2,086
     1,000 Florida State Board of Education, Series B, GO, 5.00%,
            6/1/08....................................................     1,016
     1,000 Florida State Board of Education, Series E, GO, 5.10%,
            6/1/13, Callable 6/1/03 @ 101.............................       993
     3,310 Florida State Department of Transportation, Right of Way,
            Series B, GO, 5.50%, 7/1/08, Callable 7/1/07 @ 101........     3,487
     1,000 Florida State Division of Bond Finance, Department of
            General Services, Preservation 2000,
            Series A, 5.50%, 7/1/08, FSA..............................     1,052
     1,000 Florida State Division of Bond Finance, Department of
            General Services, Preservation 2000,
            Series A, 5.70%, 7/1/09, Callable 7/1/05 @ 101, AMBAC.....     1,048
     1,000 Florida State Division of Bond Finance, Department of
            General Services, Preservation 2000,
            Series A, 5.00%, 7/1/12, Callable 7/1/07 @ 101, AMBAC.....       990
     2,000 Florida State Division of Bond Finance, Department of
            General Services, Series B, 5.50%, 7/1/05, AMBAC..........     2,108
     1,000 Florida State Division of Bond Finance, Department of
            Natural Resources, Preservation 2000,
            Series A, 5.40%, 7/1/07, Callable 7/1/03 @ 101, FSA.......     1,027
     1,000 Florida State Division of Bond Finance, Department of
            Natural Resources, Save Our Coast, 6.30%, 7/1/04,
            Callable 7/1/01 @ 101, MBIA...............................     1,052
     1,000 Florida State Turnpike Authority, Turnpike Revenue, Series
            A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC.............     1,027
     1,000 Florida State Turnpike Authority, Turnpike Revenue, Series
            A, 5.00%, 7/1/12, Callable 7/1/09 @ 101, FSA..............       992
       890 Florida State, GO, Senior Lien, Jacksonville
            Transportation, 6.25%, 7/1/06.............................       978
     1,000 Florida State, GO, Senior Lien, Jacksonville
            Transportation, 5.00%, 7/1/11, Callable 7/1/09 @ 101, FSA.       996
     1,000 Florida State, GO, Senior Lien, Jacksonville
            Transportation, 5.25%, 7/1/15, Callable 7/1/07 @ 101......       999
     1,250 Ft. Lauderdale, Park Improvement Project, GO, 5.50%,
            7/1/17, Callable 1/1/04 @ 101.............................     1,261
     1,000 Hillsborough County, Capital Improvements, County Center
            Project, Series B, 5.00%, 7/1/13, Callable 7/1/06 @ 102,
            MBIA......................................................       983
       750 Hillsborough County, Environmental Land, GO, 6.00%,
            7/1/03*, Callable 7/1/02 @ 102, AMBAC-TCRS................       797
     1,000 Hillsborough County, Solid Waste & Resource Recovery
            Revenue, 5.30%, 10/1/03, MBIA.............................     1,040

                                   Continued

AMSOUTH MUTUAL FUNDS
Florida Tax-Free Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

  Shares
    or
 Principal                          Security                            Market
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   -------

 Florida Municipal Bonds, continued:
 $   1,000 Homestead, Special Insurance Assessment Revenue, 4.90%,
            9/1/00, MBIA.............................................   $ 1,014
     1,000 Jacksonville Electric Authority, St. John's River Issue 2,
            Series 15, 4.75%, 10/1/07, Callable 4/1/06 @ 101.........     1,004
     1,000 Jacksonville Electric Authority, St. John's River Issue 2,
            Series 16, 5.00%, 10/1/10, Callable 10/1/03 @ 101........     1,001
     1,000 Jacksonville, District Water & Sewer Revenue, ETM, 5.20%,
            10/1/02, MBIA............................................     1,031
     1,010 Jacksonville, Excise Tax Revenue, Series A, 5.50%,
            10/1/05, FGIC............................................     1,067
     1,500 Kissimmee Utility Authority, Electric System Revenue,
            4.50%, 10/1/05...........................................     1,505
       500 Manatee County School Board, Certificates of
            Participation, 7/1/09, Callable 7/1/06 @ 102, MBIA.......       543
     1,000 Miami Beach, Water & Sewer Revenue, 5.38%, 9/1/08,
            Callable 9/1/05 @ 102, FSA...............................     1,041
     1,675 Okeechobee Utility Authority, Utility System Revenue,
            5.25% 10/1/14, Callable 10/1/09 @ 101, FSA...............     1,680
     1,000 Orange County, Sales Tax Revenue, 4.80%, 1/1/17, Callable
            1/1/07 @ 101, FGIC.......................................       930
     1,000 Orlando & Orange County Expressway Authority, Expressway
            Revenue, Senior Lien, 4.80%, 7/1/01, AMBAC...............     1,015
     1,500 Orlando Utilities Commission, Water & Electric Revenue,
            Series B, 5.10%, 10/1/11, Callable 10/1/06 @ 100.........     1,504
     1,500 Orlando, Wastewater System Revenue, Series B, 4.90%,
            10/1/06, Callable 10/1/03 @ 102, AMBAC...................     1,527
     1,000 Osceola County, Capital Improvements, 5.00%, 9/1/02, MBIA.     1,026
     1,000 Palm Beach County, Criminal Justice Facilities, 5.38%,
            6/1/10, FGIC.............................................     1,035
     1,000 Pasco County, Water & Sewer Revenue, Series A, 5.50%,
            10/1/03, Callable 10/1/02 @ 102, FGIC....................     1,048
     1,000 Port of Palm Beach, 6.25%, 9/1/08, Callable 9/1/02 @ 102,
            MBIA.....................................................     1,072
     1,000 Reedy Creek, Improvement District, Series A, GO, 5.60%,
            6/1/10, Callable 6/1/05 @ 100, MBIA......................     1,033
     1,000 Reedy Creek, Improvement District, Series C, GO, 4.90%,
            6/1/08, Callable 12/1/05 @ 101, AMBAC....................     1,009
     1,000 Seminole County, Local Option Gas Tax Revenue, 5.00%,
            10/1/02, FGIC............................................     1,026
     1,000 St. Johns River Management District, Land Acquisition,
            5.10%, 7/1/09, Callable 7/1/05 @ 100, FSA................     1,012
     1,000 St. Petersburg, Utility Tax Revenue, 5.85%, 6/1/02........     1,043
     1,000 Sunshine Skyway Revenue, 6.60%, 7/1/08 *, Callable 7/1/01
            @ 101....................................................     1,049
     1,000 Tallahassee, Consolidated Utility System Revenue, 5.80%,
            10/1/08, Callable 10/1/03 @ 102..........................     1,071
     1,000 Tampa Sports Authority, Local Option Sales Tax Revenue,
            Stadium Project, 6.00%, 1/1/06, MBIA.....................     1,080
     1,000 Tampa Water Utility Systems, Series B, 4.75%, 10/1/27,
            Callable 10/1/08 @ 101, FGIC.............................       884
       750 Tampa, Water & Sewer Revenue, 5.25%, 10/1/12, Callable
            10/1/05 @ 102, FGIC......................................       757
     1,000 Tampa-Hillsborough County, Expressway, 5.00%, 7/1/10,
            Callable 7/1/07 @ 101....................................     1,003
     1,000 Volusia County Sales Tax Revenue, 5.00%, 10/1/13, Callable
            10/1/08 @ 101, MBIA......................................       986
     1,000 Volusia County School District, GO, 5.30%, 6/1/01, FSA....     1,023
                                                                        -------
  Total Florida Municipal Bonds                                          74,247
                                                                        -------
 Investment Companies (1.6%):
     6,693 AmSouth Tax-Exempt Fund...................................         7
 1,232,054 Dreyfus Florida Money Market Fund.........................     1,232
                                                                        -------
  Total Investment Companies                                              1,239
                                                                        -------
  Total (Cost $75,561) (a)                                              $75,486
                                                                        =======

                                   Continued

AMSOUTH MUTUAL FUNDS
Florida Tax-Free Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

--------

Percentages indicated are based on net assets of $76,312.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation....... $ 1,026
   Unrealized depreciation.......  (1,101)
                                  -------
   Net unrealized depreciation... $   (75)
                                  =======

* Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

AMBAC--Insured by AMBAC Indemnity Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Assoc.
TCRS--Transferrable Custodial Receipts


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
U.S. Treasury Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                             (Amounts in thousands)

 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------
 U.S. Treasury Bills (35.4%):
  $11,000  8/5/99...................................................   $ 10,996
    5,000  8/12/99..................................................      4,993
   10,000  8/19/99..................................................      9,977
   15,000  8/26/99..................................................     14,955
   10,000  9/2/99...................................................      9,960
   10,000  9/16/99..................................................      9,944
   10,000  9/23/99..................................................      9,932
    5,000  10/7/99..................................................      4,958
   10,000  10/21/99.................................................      9,900
   10,000  10/28/99.................................................      9,888
   10,000  11/12/99.................................................      9,864
   10,000  12/16/99.................................................      9,823
                                                                       --------
  Total U.S. Treasury Bills                                             115,190
                                                                       --------
 U.S. Treasury Notes (26.3%):
   10,000  8.00%, 8/15/99...........................................     10,012
   10,000  5.88%, 8/31/99...........................................     10,009
    5,000  7.13%, 9/30/99...........................................      5,020
   10,000  6.00%, 10/15/99..........................................     10,027
   10,000  7.50%, 10/31/99..........................................     10,069
   15,000  7.88%, 11/15/99..........................................     15,133
   10,000  7.75%, 11/30/99..........................................     10,085
    5,000  7.75%, 1/31/00...........................................      5,064
   10,000  8.50%, 2/15/00...........................................     10,181
                                                                       --------
  Total U.S. Treasury Notes                                              85,600
                                                                       --------

 Principal                         Security                          Amortized
  Amount                         Description                           Cost
 --------- -------------------------------------------------------   ---------
 Repurchase Agreements (34.8%):
  $56,604  C.S. First Boston Corp., 5.03%, dated 7/30/99, due
            8/2/99, proceeds at maturity of $56,604,
            (Collateralized by $47,066 U.S. Treasury Bonds, 8.13%,
            8/15/99--Market value $58,165) .......................   $ 56,604
   56,604  Solomon Smith Barney, 5.03%, dated 7/30/99, due 8/2/99, proceeds at maturity of $56,604, (Collateralized by
            $57,736 Freddie Mac, 5.75%, 4/15/08 and Fannie Mae,
            5.63%, 5/14/04--Market value $57,018) ................     56,604
                                                                     --------
  Total Repurchase Agreements                                         113,208
                                                                     --------
  Total (Cost $313,998) (a)                                          $313,998
                                                                     ========

--------

Percentages indicated are based on net assets of $325,237.

(a) Cost and value for federal income tax and financial reporting purposes are the same.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Prime Obligations Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                             (Amounts in thousands)

 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------

 Commercial Paper--Foreign (4.4%):
 Banking (1.5%):
  $10,000  Toronto Dominion Holdings, 5.01%, 12/7/99................   $  9,822
                                                                       --------
 Financial Services (1.5%):
   10,000  Island Finance Puerto Rico, 5.13%, 10/18/99..............      9,889
                                                                       --------
 Food Products & Services (1.4%):
   10,000  Canadian Wheat Board, 4.74%, 8/20/99.....................      9,975
                                                                       --------
  Total Commercial Paper--Foreign                                        29,686
                                                                       --------
 Certificates of Deposit (3.7%):
 Banking (3.7%):
   10,000  BankAmerica, 5.24%, 9/24/99..............................     10,001
   10,000  Canadian Imperial Bank of Commerce, 5.01%, 2/7/00........      9,998
    5,000  Harris Trust, 5.05%, 2/14/00.............................      4,999
                                                                       --------
  Total Certificates of Deposit                                          24,998
                                                                       --------
 Corporate Bonds (3.7%):
 Brokerage Services (1.5%):
    5,000  Bear Stearns & Co., Inc., 6.50%, 7/5/00..................      5,037
    5,000  Morgan Stanley Dean Witter, 5.89%, 3/20/00...............      5,022
                                                                       --------
                                                                         10,059
                                                                       --------
 Electric Utility (0.7%):
    5,000  Alabama Power Co., 6.00%, 3/1/00.........................      5,022
                                                                       --------
 Financial Services (0.8%):
    5,000  American General Finance Corp., 7.25%, 4/15/00...........      5,051
                                                                       --------
 Food Products & Services (0.7%):
    5,000  Diagio PLC, 6.50%, 9/15/99...............................      5,005
                                                                       --------
  Total Corporate Bonds                                                  25,137
                                                                       --------
 Floating Rate Funding Agreements (5.5%):
 Insurance (5.5%):
   12,000  General American Life Insurance Co., 5.31%*, 9/1/99**....     12,000
   12,500  Monumental Life Insurance Co., 5.33%*, 8/1/99**..........     12,500
   12,500  Monumental Life Insurance Co., 5.38%*, 8/1/99**..........     12,500
                                                                       --------
  Total Floating Rate Funding Agreements                                 37,000
                                                                       --------

 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------

 Commercial Paper--Domestic (69.2%):
 Agriculture (3.0%):
  $10,000  Cargill Inc., 4.77%, 8/2/99..............................   $  9,999
   10,000  Monsanto Co., 4.91%, 9/21/99.............................      9,930
                                                                       --------
                                                                         19,929
                                                                       --------
 Aircraft Leasing (3.0%):
   10,000  International Lease Finance Corp., 4.80%, 8/5/99.........      9,995
   10,000  International Lease Finance Corp., 4.74%, 8/13/99........      9,984
                                                                       --------
                                                                         19,979
                                                                       --------
 Aluminum (3.0%):
   10,000  Alcoa, 4.78%, 8/24/99....................................      9,969
   10,000  Alcoa, 4.84%, 8/31/99....................................      9,960
                                                                       --------
                                                                         19,929
                                                                       --------
 Automotive (2.9%):
   10,000  Daimler Chrysler, 4.85%, 9/20/99.........................      9,932
   10,000  Daimler Chrysler, 5.14%, 10/6/99.........................      9,906
                                                                       --------
                                                                         19,838
                                                                       --------
 Automotive Credit (5.9%):
   10,000  BMW US Capital, 5.17%, 12/10/99..........................      9,812
   10,000  Ford Motor Credit Co., 4.80%, 8/27/99....................      9,965
   10,000  Ford Motor Credit Co., 4.70%, 11/5/99....................      9,875
   10,000  General Motors Acceptance Corp., 5.28%, 1/25/00..........      9,740
                                                                       --------
                                                                         39,392
                                                                       --------
 Banking (6.6%):
   10,000  J.P. Morgan & Co., 4.80%, 10/8/99........................      9,909
    5,000  J.P. Morgan & Co., 4.80%, 10/15/99.......................      4,950
   10,000  SunTrust Banks, 5.06%, 8/11/99...........................      9,987
   10,000  SunTrust Banks, 5.06%, 8/25/99...........................      9,966
   10,000  Wells Fargo & Co., 4.86%, 9/10/99........................      9,946
                                                                       --------
                                                                         44,758
                                                                       --------
 Beverages (1.5%):
   10,000  Coca Cola Co., 5.00%, 9/17/99............................      9,935
                                                                       --------
 Brokerage Services (2.9%):
   10,000  Goldman Sachs, 5.36%, 1/21/00............................      9,742
   10,000  Merrill Lynch, 5.13%, 9/16/99............................      9,935
                                                                       --------
                                                                         19,677
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
Prime Obligations Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                             (Amounts in thousands)

 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------

 Commercial Paper--Domestic, continued:
 Consumer Goods (8.8%):
  $10,000  Clorox Co., 4.88%, 9/8/99................................   $  9,948
   10,000  Clorox Co., 5.11%, 10/21/99..............................      9,885
   10,000  Hasbro Inc., 4.94%, 10/26/99.............................      9,882
   10,000  Kimberly Clark, 5.05%, 8/19/99...........................      9,975
   10,000  Procter & Gamble, 4.97%, 8/9/99..........................      9,989
   10,000  Proctor & Gamble, 5.10%, 9/29/99.........................      9,916
                                                                       --------
                                                                         59,595
                                                                       --------
 Electric Utility (3.7%):
   10,000  Alabama Power Co., 5.08%, 8/24/99........................      9,968
    5,000  National Rural Utilities, 4.83%, 8/23/99.................      4,985
   10,000  National Rural Utilities, 4.79%, 8/26/99.................      9,967
                                                                       --------
                                                                         24,920
                                                                       --------
 Farm Equipment (3.0%):
   10,000  John Deere Capital Corp., 4.77%, 8/17/99.................      9,979
   10,000  John Deere Capital Corp., 4.78%, 9/7/99..................      9,951
                                                                       --------
                                                                         19,930
                                                                       --------
 Financial Services (8.7%):
   10,000  American Express, 4.80%, 12/14/99........................      9,820
   10,000  American Express, 4.78%, 1/11/00.........................      9,784
   10,000  American General Finance Corp., 5.14%, 10/28/99..........      9,874
   10,000  Associates First Capital, 5.30%, 4/3/00..................      9,638
   10,000  General Electric Capital Corp., 5.38%, 4/4/00............      9,631
   10,000  Transamerica Finance, 4.80%, 8/12/99.....................      9,985
                                                                       --------
                                                                         58,732
                                                                       --------
 Oil & Gas Exploration, Production, & Services (5.9%):
   10,000  Chevron USA, 5.03%, 9/3/99...............................      9,954
   10,000  Equilon Enterprises, 5.00%, 8/16/99......................      9,979

 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Commercial Paper--Domestic, continued:
 Oil & Gas Exploration, Production, & Services, continued:
  $10,000  Equilon Enterprises, 5.16%, 10/19/99....................   $  9,887
   10,000  Texaco Inc., 5.33%, 1/18/00.............................      9,748
                                                                      --------
                                                                        39,568
                                                                      --------
 Pharmaceuticals (1.5%):
   10,000  Pfizer Inc., 5.05%, 9/2/99..............................      9,955
                                                                      --------
 Technology (2.2%):
    5,000  IBM Credit Corp., 4.67%, 8/6/99.........................      4,997
   10,000  IBM Credit Corp., 4.80%, 9/13/99........................      9,942
                                                                      --------
                                                                        14,939
                                                                      --------
 Telecommunications (4.4%):
   10,000  BellSouth Telecommunications Inc., 5.11%, 9/28/99.......      9,918
   10,000  Lucent Technologies, 4.98%, 1/27/00.....................      9,752
   10,000  Lucent Technologies, 4.97%, 2/10/00.....................      9,734
                                                                      --------
                                                                        29,404
                                                                      --------
 Telecommunications--Wireless (2.2%):
    5,109  Motorola, 5.05%, 8/4/99.................................      5,107
   10,000  Motorola, 5.08%, 9/10/99................................      9,943
                                                                      --------
                                                                        15,050
                                                                      --------
  Total Commercial Paper--Domestic                                     465,530
                                                                      --------
 Repurchase Agreements (13.7%):
   92,189  Solomon Smith Barney, 5.13%, dated 7/30/99, due 8/2/99 at maturity of $92,189, (Collateralized by $94,034
            Freddie Mac, 5.75%,4/15/08 and Fannie Mae, 5.63%,
            5/14/04--Market value $92,864).........................     92,189
                                                                      --------
  Total Repurchase Agreements                                           92,189
                                                                      --------
  Total (Cost $674,540) (a)                                           $674,540
                                                                      ========

--------
Percentages indicated are based on net assets of $673,201.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate presented represents rate in effect at July 31, 1999. Date presented reflects next rate change date.
** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, quarterly, or semianually.
PLC--Public Limited Co.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Institutional Prime Obligations Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------

 Commercial Paper--Domestic (72.7%):
 Aircraft Leasing (3.6%):
  $4,000   International Lease Finance Corp., 4.91%, 9/8/99.........   $  3,979
                                                                       --------
 Aluminum (3.6%):
   4,000   Alcoa, Inc., 5.08%, 9/20/99..............................      3,972
                                                                       --------
 Automotive (3.6%):
   4,000   Daimler Chrysler, 5.13%, 11/19/99........................      3,937
                                                                       --------
 Automotive-Finance (11.0%):
   4,000   BMW US Capital, 5.15%, 11/5/99...........................      3,945
   4,000   Ford Motor Credit, 4.80%, 8/3/99.........................      3,999
   4,000   General Motors Acceptance Corp., 5.13%, 12/10/99.........      3,925
                                                                       --------
                                                                         11,869
                                                                       --------
 Banking (3.6%):
   4,000   Wells Fargo & Co., 4.86%, 9/10/99........................      3,978
                                                                       --------
 Beverages (3.6%):
   4,000   Coca Cola Co., 5.09%, 10/19/99...........................      3,955
                                                                       --------
 Brokerage Services (3.6%):
   4,000   Goldman Sachs, 5.16%, 10/28/99...........................      3,950
                                                                       --------
 Consumer Goods (3.6%):
   4,000   Clorox Co., 5.14%, 10/29/99..............................      3,949
                                                                       --------
 Electric Utility (3.6%):
   4,000   National Rural Utilities, 5.10%, 10/5/99.................      3,963
                                                                       --------
 Farm Equipment (3.7%):
   4,000   John Deere Capital Corp., 5.09%, 8/6/99..................      3,997
                                                                       --------
 Financial Services (14.6%):
   4,000   American Express Credit, 5.11%, 11/5/99..................      3,945
   4,000   American General Finance Corp, 5.16%, 11/9/99............      3,943
   4,000   Associates First Capital, 4.96%, 10/4/99.................      3,966
   4,000   General Electric Capital Corp., 5.01%, 10/25/99..........      3,953
                                                                       --------
                                                                         15,807
                                                                       --------

--------
Percentages indicated are based on net assets of $109,033.
(a) Cost and value for federal income tax and financial reporting purposes are the same.


 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Commercial Paper--Domestic, continued:
 Oil & Gas Exploration, Production, & Services (3.6%):
  $4,000   Equilon Enterprises, 5.13%, 10/22/99....................   $  3,953
                                                                      --------
 Pharmaceuticals (3.7%):
   4,000   Pfizer, Inc., 5.05%, 9/3/99.............................      3,981
                                                                      --------
 Technology (3.6%):
   4,000   IBM Credit Corp, 5.05%, 9/7/99..........................      3,979
                                                                      --------
 Telecommunications (3.7%):
   4,000   BellSouth Telecommunications Inc., 5.02%, 8/6/99........      3,997
                                                                      --------
  Total Commercial Paper--Domestic                                      79,266
                                                                      --------
 Investment Companies (0.0%):
  18,427   AmSouth Prime Obligations Fund..........................         18
  15,291   AmSouth U.S. Treasury Fund..............................         15
                                                                      --------
  Total Investment Companies                                                33
                                                                      --------
 Repurchase Agreements (27.7%):
  15,100   C.S. First Boston Corp., 5.13%, dated 7/30/99, due
            8/2/99, proceeds at maturity of $15,100,
            (Collateralized by $15,675 Freddie Mac Discount Note,
            0.00%, 8/19/99--Market value $15,631)..................     15,100
  15,100   Solomon Smith Barney, 5.13%, dated 7/30/99, due 8/2/99,
            proceeds at maturity of $15,100, (Collateralized by
            $15,402 Freddie Mac, 5.75%, 4/15/08 and Fannie Mae,
            5.63%, 5/14/04--Market value $15,211)..................     15,100
                                                                      --------
  Total Repurchase Agreements                                           30,200
                                                                      --------
  Total (Cost $109,499) (a)                                           $109,499
                                                                      ========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                       Schedule of Portfolio Investments
                                 July 31, 1999
                     (Amounts in thousands, except shares)


 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Tax Anticipation Notes (4.9%):
 Florida (1.0%):
  $1,000   Orange County School District, Tax Anticipation Notes,
            3.10%, 9/15/99 ........................................    $ 1,000
                                                                       -------
 Pennsylvania (1.6%):
   1,500   Philadelphia, Tax & Revenue, Anticipation Notes, 4.25%,
            6/30/00 ...............................................      1,510
                                                                       -------
 Texas (2.3%):
   2,200   Texas State Tax & Revenue Anticipation Notes, 4.50%,
            8/31/99 ...............................................      2,203
                                                                       -------
  Total Tax Anticipation Notes                                           4,713
                                                                       -------
 Demand Notes (40.2%):
 Alabama (13.1%):
   1,500   Alabama Housing Finance Authority, Huntsville, Series B,
            3.15%*, 8/4/99**, FNMA ................................      1,500
   2,000   Alabama State Housing Finance Authority, Multi Family
            Housing Revenue, Rime VLG Hoover Project, Series A,
            3.15%*, 8/4/99**, FNMA ................................      2,000
   1,000   Bon Air, Industrial Development Board, Avondale Mills,
            3.15%*, 8/4/99**, LOC: Trust Co. Bank .................      1,000
   2,000   City of Birmingham, Series 1992A, GO, 3.20%*, 8/4/99**,
            LOC: Regions Bank .....................................      2,000
     350   Columbia, Industrial Development Board, PCR, Alabama
            Power Co. Project, Series D, 3.40%*, 8/2/99** .........        350
   1,000   Jacksonville, Industrial Development Board, Parker
            Hannifin Corp., 3.15%*, 8/5/99** ......................      1,000
   2,000   Mobile, Industrial Development Board, PCR, Alabama Power
            Co. Project, Series B, 3.20%*, 8/5/99** ...............      1,999
     500   North Alabama, Environmental Improvement Authority, PCR,
            Reynolds Metals Co., 3.40%*, 8/2/99**, LOC: Bank of
            Nova Scotia ...........................................        500
   1,000   Port City, Medical Clinic Board, Infirmary Health
            Systems, Series B, 3.15%*, 8/5/99**, AMBAC ............      1,000
   1,365   Stevenson, Industrial Development Board, Environmental
            Improvement Revenue, Mead Corp. Project, 3.35%*,
            8/2/99**, LOC: Credit Suisse ..........................      1,365
                                                                       -------
                                                                        12,714
                                                                       -------
 California (2.6%):
   2,500   Los Angeles, Regional Airports Improvements Corp., Los
            Angeles International-LAX 2, 3.40%*, 8/2/99 **, LOC:
            Societe Generale ......................................      2,500
                                                                       -------
 Florida (3.3%):
   1,500   Alachua County Health, 3.00%*, 8/4/99**, MBIA...........      1,500
   1,680   Laurel Club, Certificates of Participation, Series 96A,
            3.25%*, 8/4/99**, LOC: Swiss Bank Corp. ...............      1,680
                                                                       -------
                                                                         3,180
                                                                       -------
 Georgia (1.0%):
   1,000   Cobb County, Post Mill Project, 3.15%*, 8/4/99**........      1,000
                                                                       -------
 Michigan (2.6%):
   2,500   Cornell Township Economic Development Corp., Environment
            Improvement Revenue, 3.35%*, 8/2/99**, LOC: Swiss Bank.      2,500
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)


 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Demand Notes, continued:
 Minnesota (3.5%):
  $1,000   Minneapolis, GO, Sewer Improvements, Series A, 3.05%*,
            8/4/99**, LOC: Bayerische Vereinsbank .................    $ 1,000
   2,400   Minneapolis, GO, Sewer Improvements, Series B, 3.05%*,
            8/5/99** ..............................................      2,400
                                                                       -------
                                                                         3,400
                                                                       -------
 New York (2.6%):
     900   New York, GO, 3.50%*, 8/2/99**, LOC: Morgan Guaranty
            Trust..................................................        900
   1,600   New York, GO, Series D, 3.00%*, 8/4/99**, FGIC..........      1,600
                                                                       -------
                                                                         2,500
                                                                       -------
 North Carolina (0.5%):
     500   North Carolina Educational Facilities, 3.00%*, 8/5/99**,
            LOC: Wachovia B&T .....................................        500
                                                                       -------
 Pennsylvania (2.3%):
   2,200   Schuylkill County, Industrial Development Authority,
            Resource Recovery Revenue, Gilberton Power Project,
            3.05%*, 8/4/99**, LOC: Mellon Bank ....................      2,200
                                                                       -------
 South Carolina (1.0%):
   1,000   South Carolina State Jobs & Economic Development
            Revenue, St. Francis Hospital, 3.40%*, 8/2/99**, LOC:
            Chase Manhattan Bank ..................................      1,000
                                                                       -------
 Tennessee (1.9%):
   1,300   Metropolitan Nashville Airport Authority, Special
            Facilities Revenue, American Airlines Project, Series
            A, 3.40%*, 8/2/99**, LOC: Union Bank of Switzerland ...      1,300
     500   Sullivan County, Industrial Development Board, PCR,
            Mead Corp. Project, 2.80%*, 8/2/99**, LOC:
            Union Bank of Switzerland .............................        500
                                                                       -------
                                                                         1,800
                                                                       -------
 Texas (3.1%):
   1,000   Grapevine, Industrial Development Corp., American
            Airlines A4, 3.40%*, 8/2/99**, LOC: Morgan Guaranty ...      1,000
   2,000   North Central Texas Series C, 3.40%*, 8/2/99**..........      2,000
                                                                       -------
                                                                         3,000
                                                                       -------
 Washington (0.6%):
     600   Seattle Municipal Light & Power, 3.00%*, 8/4/99**.......        600
                                                                       -------
 Wyoming (2.1%):
   2,000   Lincoln County PCR, Project D, 3.35%*, 8/2/99**.........      2,000
                                                                       -------
  Total Demand Notes                                                    38,894
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Tax Free Commercial Paper (11.6%):
 Alabama (2.6%):
  $1,500   Montgomery, 3.00%, 8/6/99...............................    $ 1,500
   1,000   Port City Medical Clinic Board, Mobile, 3.05%, 8/4/99...      1,000
                                                                       -------
                                                                         2,500
                                                                       -------
 Florida (4.8%):
   1,000   Jacksonville, 3.25%, 10/22/99...........................      1,000
   1,500   Jacksonville, PCR, 3.35%, 10/18/99......................      1,500
   1,200   Sarasota County, Public Hospital Revenue, 3.20%, 9/7/99.      1,200
   1,000   St. Lucie County, PCR, 3.05%, 8/5/99....................      1,000
                                                                       -------
                                                                         4,700
                                                                       -------
 Mississippi (2.1%):
   1,000   Mississippi Hospital Equipment & Facilities Authority,
            3.10%, 9/13/99 ........................................      1,000
   1,000   Mississippi Hospital Equipment Authority Revenue, 3.25%,
            10/7/99 ...............................................      1,000
                                                                       -------
                                                                         2,000
                                                                       -------
 Nevada (1.1%):
   1,000   Clark County, 5.70%, 6/1/00.............................      1,018
                                                                       -------
 Utah (1.0%):
   1,000   Intermountain Power Agency, 3.20%, 10/13/99.............      1,000
                                                                       -------
  Total Tax Free Commercial Paper                                       11,218
                                                                       -------
 Municipal Bonds (36.6%):
 Alabama (3.3%):
   1,000   Alabama State College Authority, 5.00%, 8/1/99..........      1,000
   1,000   Alabama State, Municipal Electrics Authority Power Supply
            Revenue, 6.10%, 9/1/99, LOC: MBIA .....................      1,003
     380   Alabama Water Pollution Control Authority, 5.00%,
            8/15/99, LOC: AMBAC ...................................        380
     600   University Birmingham Alabama Medical & Educational
            Foundation Revenue, 7.00%, 12/1/19, Prerefunded 12/1/99
            @ 102 .................................................        620
     250   University of Alabama Revenue, 4.15%, 10/1/99...........        250
                                                                       -------
                                                                         3,253
                                                                       -------
 California (1.6%):
   1,500   Los Angeles County, Tax & Revenue, 4.00%, 6/30/00.......      1,509
                                                                       -------
 Colorado (1.0%):
   1,000   El Paso County, School District, 0.00%, 12/1/99, LOC:
            MBIA ..................................................        989
                                                                       -------
 Florida (1.3%):
     250   Homestead, Special Insurance Assessment Revenue, 4.75%,
            9/1/99, LOC: MBIA .....................................        250
   1,000   Tampa, Water & Sewer Revenue, 6.20%, 10/1/99, LOC: Bank
            of America ............................................      1,005
                                                                       -------
                                                                         1,255
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Municipal Bonds, continued:
 Georgia (3.5%):
  $1,000   Clayton County, GO, 4.25%, 8/1/99.......................    $ 1,000
   1,500   Gwinnett County School District, 3.50%, 12/31/99........      1,501
   1,000   Muscogee County School District, 4.00%, 11/1/99.........      1,003
                                                                       -------
                                                                         3,504
                                                                       -------
 Hawaii (1.6%):
   1,500   Hawaii State, 4.75%, 11/1/99, LOC: FGIC.................      1,505
                                                                       -------
 Illinois (3.0%):
   1,075   Chicago Wastewater Transmission Revenue, 7.20%,
            11/15/19, Prerefunded 11/15/99 @ 102, LOC:MBIA ........      1,109
     750   Cook County High School District, 6.50%, 12/1/99, LOC:
            FSA....................................................        758
   1,000   Illinois Health Facilities Authority Revenue, 4.00%
            8/15/99................................................      1,000
                                                                       -------
                                                                         2,867
                                                                       -------
 Kentucky (1.0%):
   1,000   Kentucky Asset/Liability Revenue, 4.25%, 6/28/00........      1,008
                                                                       -------
 Louisianna (0.5%):
     525   Louisiana State Gas & Fuels Tax Revenue, 3.35%,
            11/15/99...............................................        525
                                                                       -------
 Maryland (1.0%):
   1,000   Montgomery County, GO, 5.80%, 10/1/99...................      1,005
                                                                       -------
 Massachusetts (1.4%):
     500   Boston Water & Sewer Common Revenue, 7.10%, 11/01/19,
            Prerefunded 11/1/99 @ 102, LOC:
            US Government Securities ..............................        516
     300   Hingham, MA, 5.50%, 10/15/99............................        301
     500   Massachusetts State Convention Center Authority, 6.00%,
            9/1/99 ................................................        501
                                                                       -------
                                                                         1,318
                                                                       -------
 New Hampshire (2.1%):
   2,000   New Hampshire State Capital Appreciation, College
            Savings Bond Program, 0.00%, 8/1/99 ...................      2,000
                                                                       -------
 New York (0.5%):
     450   New York City Transitional Finance Authority Revenue,
            4.00%, 8/15/99 ........................................        450
                                                                       -------
 North Carolina (0.3%):
     250   Stokes County, 4.80%, 6/1/00, LOC: FGIC.................        252
                                                                       -------
 Ohio (2.2%):
   1,500   Cuyahoga County, 6.70%, 10/1/10, Prerefunded 10/1/99 @
            102, LOC: US Government Securities ....................      1,539
     625   Ottawa County, 4.25%, 9/1/99, LOC: MBIA.................        625
                                                                       -------
                                                                         2,164
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                  Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                         Security                           Amortized
  Amount                          Description                           Cost
 --------- --------------------------------------------------------   ---------
 Municipal Bonds, continued:
 Oklahoma (1.1%):
  $1,100   Oklahoma City, 4.65%, 8/1/99............................    $ 1,100
                                                                       -------
 Pennsylvania (2.8%):
   1,000   Lehigh County Purpose Authority Revenue, 8.75%, 11/1/14,
            Prerefunded 11/1/99 @ 102,
            LOC: US Treasury Obligation ...........................      1,034
   1,000   Pennsylvania State Turnpike Commission Turnpike Revenue,
            7.63%, 12/1/09, Prerefunded 12/1/99 @ 102 .............      1,035
     600   Philadelphia School District, 4.00%, 6/30/00, LOC:
            Mellon Bank ...........................................        603
                                                                       -------
                                                                         2,672
                                                                       -------
 Rhode Island (1.0%):
   1,000   Rhode Island State Construction Capital Development
            Loan, Series A, 4.25% 9/1/99, LOC: FGIC ...............      1,001
                                                                       -------
 South Carolina (0.7%):
     665   South Carolina State Capital Improvement, Series B,
            5.60%, 3/1/00 .........................................        673
                                                                       -------
 Tennessee (2.1%):
   1,000   Metro Government Nashville & Davidson Tennessee, Public
            Improvement, Series A, 4.60%, 11/15/99 ................      1,004
   1,000   Sullivan County, Health Education & Housing, 7.20%,
            2/15/00, LOC: MBIA ....................................      1,040
                                                                       -------
                                                                         2,044
                                                                       -------
 Texas (1.6%):
     500   Dallas Water Works & Sewer Revenue, 5.90%, 10/1/99......        502
   1,000   Irving Independent School District GO, 4.50%, 8/15/99...      1,001
                                                                       -------
                                                                         1,503
                                                                       -------
 Virginia (0.4%):
     355   James City County, 6.40%, 12/15/99, LOC: FGIC...........        359
                                                                       -------
 Washington (1.0%):
     500   King County, GO, 4.70% 10/1/99..........................        501
     435   Richland Electric Revenue, 5.30% 11/1/99................        437
                                                                       -------
                                                                           938
                                                                       -------
 West Virginia (1.6%):
     500   West Virginia State Hospital Finance Authority, 7.00%,
            8/1/04, Prerefunded 8/1/99 @ 102, LOC: FSA ............        510
   1,000   West Virginia State, State Road, 3.50%, 6/1/00..........      1,000
                                                                       -------
                                                                         1,510
                                                                       -------
  Total Municipal Bonds                                                 35,404
                                                                       =======

                                   Continued

AMSOUTH MUTUAL FUNDS
Tax-Exempt Fund

                 Schedule of Portfolio Investments, Continued
                                 July 31, 1999
                     (Amounts in thousands, except shares)

 Shares or
 Principal                          Security                           Amortized
  Amount                          Description                            Cost
 --------- ---------------------------------------------------------   ---------

 Investment Companies (6.1%):
 4,012,917 Federated Tax-Free Fund..................................    $ 4,013
 1,890,596 Goldman Sachs Tax-Free Fund..............................      1,891
                                                                        -------
  Total Investment Companies                                              5,904
                                                                        -------
  Total (Cost $96,133) (a)                                              $96,133
                                                                        =======

--------
Percentages indicated are based on net assets of $96,724.
(a) Cost for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at July 31, 1999. Date presented reflects next rate change date.
** Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.
AMBAC--Insured by AMBAC Indemnity Corp.
FGIC--Insured by Financial Guaranty Insurance Corp.
FNMA--Insured by Federal National Mortgage Assoc.
FSA--Insured by Financial Security Assoc.
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Assoc.
PCR--Pollution Control Revenue

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                         Notes to Financial Statements
                                 July 31, 1999
1. Organization:

 AmSouth Mutual Funds (the "Trust") was organized on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

 The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Equity Income Fund ("Equity Income"), the AmSouth Equity Fund ("Equity"), the AmSouth Enhanced Market Fund ("Enhanced Market"), the AmSouth Capital Growth Fund ("Capital Growth"), the AmSouth Select Equity Fund ("Select Equity"), the AmSouth Regional Equity Fund ("Regional Equity"), the AmSouth Small Cap Fund ("Small Cap"), the AmSouth Balanced Fund ("Balanced"), the AmSouth Limited Maturity Fund ("Limited Maturity"), the AmSouth Government Income Fund ("Government Income"), the AmSouth Bond Fund ("Bond"), the AmSouth Municipal Bond Fund ("Municipal Bond"), and the AmSouth Florida Tax-Free Fund ("Florida
 Tax-Free") (collectively, "the variable net asset funds"), the AmSouth U.S. Treasury Fund ("U.S. Treasury") the AmSouth Prime Obligations Fund ("Prime Obligations"), the AmSouth Institutional Prime Obligations Fund ("Institutional Prime Obligations") and the AmSouth Tax-Exempt Fund ("Tax-Exempt") (collectively, "the money market funds") (collectively, "the Funds" and individually "a Fund").

 The Equity Income Fund seeks above average income and capital appreciation. The Equity Fund seeks growth of capital. The Enhanced Market Fund seeks long-term growth of capital. The Capital Growth Fund seeks long-term capital appreciation and growth of income. The Select Equity Fund seeks long-term growth of capital. The Regional Equity Fund seeks growth of capital. The Small Cap Fund seeks capital appreciation. The Balanced Fund seeks to obtain long-term capital growth and to produce a reasonable amount of current income. The Limited Maturity Fund seeks current income, consistent with the preservation of capital. The Government Income Fund, Bond Fund, Municipal Bond Fund and Florida Tax-Free Fund seeks to produce as high a level of current interest income exempt from federal income taxes and Florida intangible taxes (Florida Tax-Free Fund only) as is consistent with the preservation of capital. The U.S. Treasury Fund, Prime Obligations Fund and Institutional Prime Obligations Fund seek current income with liquidity and stability of principal. The Tax-Exempt Fund seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal.

2. Significant Accounting Policies:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1999

amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Financial Futures Contracts:

The Enhanced Market Fund and the Select Equity Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements:

The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth Bank ("AmSouth"), deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1999

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

As of July 31,1999, the following reclassifications have been made to increase (decrease) such amounts with offsetting adjustments made to capital (amounts in thousands):

                                                                   Undistributed
                                                  Undistributed     Net Realized
                                                  Net Investment     Gains on
                                                      Income        Investments
                                                  --------------   -------------
   Capital Growth Fund.............................      $149          $(149)
   Select Equity Fund..............................         1             (1)
   Small Cap Fund..................................        99             --
   Balanced Fund...................................        87            (87)
   Limited Maturity Fund...........................       212           (212)
   Government Income Fund..........................       (15)            24
   Bond Fund.......................................       445           (445)
   Municipal Bond Fund.............................        33            (33)
   Institutional Prime Obligations Fund............         5             --

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to the Funds on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

Unamortized Organizational Costs:

Costs incurred by the Equity Income, the Capital Growth and the Small Cap Funds in connection with their organization and registration of shares have been deferred and are amortized using the straight-line method over a period of two years from the commencement of the public offering of shares of the Fund. As of July 31, 1999 the Small Cap Fund had remaining unamortized costs of $3,744.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1999 were as follows (amounts in thousands):

                                                             Purchases   Sales
                                                             ---------  -------
   Equity Income Fund........................................  $53,416  $60,382
   Equity Fund...............................................  174,713  268,994
   Enhanced Market Fund (a)..................................   34,546    6,824
   Capital Growth Fund.......................................   38,892   20,058
   Select Equity Fund (a)....................................   21,993    1,777
   Regional Equity Fund......................................   15,892   49,539
   Small Cap Fund............................................   36,636   21,062
   Balanced Fund.............................................   84,942  119,423
   Limited Maturity Fund.....................................   46,173   42,786
   Government Income Fund....................................    2,491    4,521
   Bond Fund.................................................  115,567   63,340
   Municipal Bond Fund.......................................   72,451   65,956
   Florida Tax Free Fund.....................................   24,830   23,460

  --------
  (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

4. Capital Share Transactions:

The Trust has issued three classes of Fund shares in each of the Equity Income Fund, the Equity Fund, the Enhanced Market Fund, the Capital Growth Fund, the Select Equity Fund, the Regional Equity Fund, the Small Cap Fund, the Balanced Fund, the Limited Maturity Fund, the Bond Fund, the Municipal Bond Fund, the Florida Tax Free Fund, and the Prime Obligations Fund: Classic Shares, Premier Shares, and B Shares. The Trust has issued two classes of Fund shares in each of the Government Income Fund, the U.S. Treasury Fund, and the Tax-Exempt Fund:
Classic Shares and Premier Shares. The Trust has issued three classes of fund shares in the Institutional Prime Obligations Fund: Class I, Class II and Class
III. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

Transactions in capital shares for the Funds for the year ended July 31, 1999 and July 31,1998, respectively, were as follows (amounts in thousands):

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

                              Equity                                    Enhanced         Capital
                              Income                 Equity              Market          Growth
                               Fund                   Fund                Fund            Fund
                         -----------------     --------------------     --------     ----------------
                           Year     Year         Year       Year         Period        Year   Period
                          Ended     Ended        Ended      Ended         Ended       Ended    Ended
                         July 31,  July 31,     July 31,   July 31,      July 31,    July 31, July 31,
                           1999     1998          1999       1998        1999 (b)      1999   1998 (a)
                         --------  -------     ---------  ---------     --------     -------  -------
CAPITAL TRANSACTIONS:
Classic Shares:
 Proceeds from shares
  issued................ $  1,858  $12,824     $  57,426  $  35,457     $19,464      $ 7,168  $11,600
 Dividends reinvested...      790    1,113         6,662      3,628         103           65       --
 Cost of shares
  redeemed..............  (10,017)  (5,099)      (68,598)   (25,227)     (8,488)      (4,647)    (695)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in net assets
  from Classic Share
  transactions.......... $ (7,369) $ 8,838     $  (4,510) $  13,858     $11,079      $ 2,586  $10,905
                         ========  =======     =========  =========     =======      =======  =======
Premier Shares:
 Proceeds from shares
  issued................ $  6,156  $ 4,442 (c) $ 136,777  $ 147,122 (c) $14,504 (e)  $16,038  $   457 (c)
 Dividends reinvested...      135      155 (c)    17,681     11,396 (c)      32 (e)        4       -- (c)
 Cost of shares
  redeemed..............   (4,389)  (1,253)(c)  (173,589)  (178,749)(c)    (749)(e)   (2,206)     (25)(c)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in net assets
  from Premier Share
  transactions.......... $  1,902  $ 3,344     $ (19,131) $ (20,231)    $13,787      $13,836  $   432
                         ========  =======     =========  =========     =======      =======  =======
Class B Shares:
 Proceeds from shares
  issued................ $  1,204  $ 8,243 (d) $   4,945  $   8,035 (d) $ 6,257 (f)  $ 3,933  $ 3,449 (d)
 Dividends reinvested...      230      108 (d)       944        101 (d)       5 (f)       31       -- (d)
 Cost of shares
  redeemed..............   (1,990)    (508)(d)    (1,866)      (328)(d)    (343)(f)     (839)    (213)(d)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in net assets
  from Class B Share
  transactions.......... $   (556) $ 7,843     $   4,023  $   7,808     $ 5,919      $ 3,125  $ 3,236
                         ========  =======     =========  =========     =======      =======  =======
SHARE TRANSACTIONS:
Classic Shares:
 Issued.................      153    1,071         2,355      1,497       1,655          538    1,106
 Reinvested.............       67       96           296        159           8            5       --
 Redeemed...............     (821)    (418)       (2,824)    (1,075)       (627)        (380)     (66)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in Classic
  Shares................     (601)     749          (173)       581       1,036          163    1,040
                         ========  =======     =========  =========     =======      =======  =======
Premier Shares:
 Issued.................      501      366 (c)     5,779      6,192 (c)   1,081 (e)    1,196       41 (c)
 Reinvested.............       11       13 (c)       787        501 (c)       2 (e)       --       -- (c)
 Redeemed...............     (360)    (104)(c)    (7,105)    (7,487)(c)     (53)(e)     (159)      (2)(c)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in Premier
  Shares................      152      275          (539)      (794)      1,030        1,037       39
                         ========  =======     =========  =========     =======      =======  =======
Class B Shares:
 Issued.................      101      684 (d)       205        332 (d)     468 (f)      299      320 (d)
 Reinvested.............       20        9 (d)        42          4 (d)      -- (f)        3       -- (d)
 Redeemed...............     (166)     (41)(d)       (77)       (13)(d)     (25)(f)      (64)     (19)(d)
                         --------  -------     ---------  ---------     -------      -------  -------
 Change in Class B
  Shares................      (45)     652           170        323         443          238      301
                         ========  =======     =========  =========     =======      =======  =======

--------
(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(b) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(d) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(e) For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
(f) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1999

                         Select Equity   Regional Equity           Small Cap             Balanced
                             Fund             Fund                   Fund                  Fund
                         -------------  ------------------     ------------------    ------------------
                            Period        Year      Year         Year     Period       Year      Year
                             Ended       Ended     Ended        Ended     Ended       Ended     Ended
                           July 31,     July 31,  July 31,     July 31,  July 31,    July 31,  July 31,
                           1999 (b)       1999      1998         1999    1998 (a)      1999      1998
                         -------------  --------  --------     --------  --------    --------  --------
CAPITAL TRANSACTIONS:
Classic Shares:
 Proceeds from shares
  issued................    $14,740     $    795  $  6,724     $   657    $1,559 (e) $  3,921  $  8,568
 Dividends reinvested...         67        2,115     1,663          --        -- (e)    4,523     5,169
 Cost of shares
  redeemed..............     (6,553)     (18,502)  (11,554)       (835)      (47)(e)  (11,411)  (21,937)
                            -------     --------  --------     -------    ------     --------  --------
 Change in net assets
  from Classic Share
  transactions..........    $ 8,254     $(15,592) $ (3,167)    $  (178)   $1,512     $ (2,967) $ (8,200)
                            =======     ========  ========     =======    ======     ========  ========
Premier Shares:
 Proceeds from shares
  issued................    $11,128 (g) $  9,008  $ 22,574 (c) $17,146    $5,609     $ 57,092  $ 82,900 (c)
 Dividends reinvested...         25 (g)    1,509     1,325 (c)      --        --       18,818    17,248 (c)
 Cost of shares
  redeemed..............       (708)(g)  (30,812)  (27,608)(c)  (1,058)      (72)     (82,279)  (88,638)(c)
                            -------     --------  --------     -------    ------     --------  --------
 Change in net assets
  from Premier Share
  transactions..........    $10,445     $(20,295) $ (3,709)    $16,088    $5,537     $ (6,369) $ 11,510
                            =======     ========  ========     =======    ======     ========  ========
Class B Shares:
 Proceeds from shares
  issued................    $ 2,006 (h) $    178  $  2,405 (d) $   474    $  967     $  5,756  $  5,405 (f)
 Dividends reinvested...          2 (h)      110        27 (d)      --        --          680       105 (f)
 Cost of shares
  redeemed..............        (63)(h)     (998)     (247)(d)    (333)      (22)      (1,533)     (180)(f)
                            -------     --------  --------     -------    ------     --------  --------
 Change in net assets
  from Class B Share
  transactions..........    $ 1,945     $   (710) $  2,185     $   141    $  945     $  4,903  $  5,330
                            =======     ========  ========     =======    ======     ========  ========
SHARE TRANSACTIONS:
Classic Shares:
 Issued.................      1,391           33       231          81       155 (e)      261       567
 Reinvested.............          6           90        58          --        -- (e)      314       351
 Redeemed...............       (534)        (781)     (397)       (103)       (5)(e)     (763)   (1,453)
                            -------     --------  --------     -------    ------     --------  --------
 Change in Classic
  Shares................        863         (658)     (108)        (22)      150         (188)     (535)
                            =======     ========  ========     =======    ======     ========  ========
Premier Shares:
 Issued.................        933 (g)      379       764 (c)   2,159       562        3,865     5,525 (c)
 Reinvested.............          2 (g)       64        46 (c)      --        --        1,305     1,182 (c)
 Redeemed...............        (58)(g)   (1,301)     (949)(c)    (132)       (8)      (5,514)   (5,880)(c)
                            -------     --------  --------     -------    ------     --------  --------
 Change in Premier
  Shares................        877         (858)     (139)      2,027       554         (344)      827
                            =======     ========  ========     =======    ======     ========  ========
Class B Shares:
 Issued.................        168 (h)        7        81 (d)      60        98          385       355 (f)
 Reinvested.............         -- (h)        5         1 (d)      --        --           47         7 (f)
 Redeemed...............         (5)(h)      (43)       (8)(d)     (44)       (2)        (102)      (12)(f)
                            -------     --------  --------     -------    ------     --------  --------
 Change in Class B
  Shares................        163          (31)       74          16        96          330       350
                            =======     ========  ========     =======    ======     ========  ========


--------
(a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
(b) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(c) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(d) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(e) For the period from March 3, 1998 (commencement of operations) through July 31, 1998.
(f) For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
(g) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.
(h) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1999

                           Limited Maturity        Government Income            Bond
                               Fund                      Fund                   Fund
                         ---------------------     ------------------     ------------------
                           Year         Year         Year      Year         Year      Year
                          Ended        Ended        Ended     Ended        Ended     Ended
                         July 31,     July 31,     July 31,  July 31,     July 31,  July 31,
                           1999         1998         1999      1998         1999      1998
                         --------     --------     --------  --------     --------  --------
CAPITAL TRANSACTIONS:
Classic Shares:
 Proceeds from shares
  issued................ $  2,211     $  3,654     $ 1,349   $   916      $  3,224  $  9,635
 Dividends reinvested...      159          224         240       320           406     1,185
 Cost of shares
  redeemed..............   (3,166)     (10,734)     (4,187)   (4,434)       (3,293)  (19,183)
                         --------     --------     -------   -------      --------  --------
 Change in net assets
  from Classic Share
  transactions.......... $   (796)    $ (6,856)    $(2,598)  $(3,198)     $    337  $ (8,363)
                         ========     ========     =======   =======      ========  ========
Premier Shares:
 Proceeds from shares
  issued................ $ 27,407     $ 16,530 (a) $ 1,287   $ 2,137 (a)  $116,935  $ 89,740 (a)
 Dividends reinvested...      534          409 (a)      --        -- (a)     5,091     4,132 (a)
 Cost of shares
  redeemed..............  (23,812)     (38,351)(a)    (580)      (10)(a)   (55,310)  (65,976)(a)
                         --------     --------     -------   -------      --------  --------
 Change in net assets
  from Premier Share
  transactions.......... $  4,129     $(21,412)    $   707   $ 2,127      $ 66,716  $ 27,896
                         ========     ========     =======   =======      ========  ========
Class B Shares:
 Proceeds from shares
  issued................ $  1,706 (c) $     --     $    --   $    --      $  2,727  $    498 (b)
 Dividends reinvested...       16 (c)       --          --        --            64         4 (b)
 Cost of shares
  redeemed..............     (102)(c)       --          --        --          (587)      (60)(b)
                         --------     --------     -------   -------      --------  --------
 Change in net assets
  from Class B Share
  transactions.......... $  1,620     $     --     $    --   $    --      $  2,204  $    442
                         ========     ========     =======   =======      ========  ========
SHARE TRANSACTIONS:
Classic Shares:
 Issued.................      211          350         135        93           289       889
 Reinvested.............       15           22          24        33            36       109
 Redeemed...............     (300)      (1,033)       (423)     (450)         (296)   (1,781)
                         --------     --------     -------   -------      --------  --------
 Change in Classic
  Shares................      (74)        (661)       (264)     (324)           29      (783)
                         ========     ========     =======   =======      ========  ========
Premier Shares:
 Issued.................    2,612        1,580 (a)     131       217 (a)    10,625     8,147 (a)
 Reinvested.............       51           39 (a)      --        -- (a)       458       376 (a)
 Redeemed...............   (2,269)      (3,669)(a)     (58)       (1)(a)    (4,972)   (5,985)(a)
                         --------     --------     -------   -------      --------  --------
 Change in Premier
  Shares................      394       (2,050)         73       216         6,111     2,538
                         ========     ========     =======   =======      ========  ========
Class B Shares:
 Issued.................      164 (c)       --          --        --           245        45 (b)
 Reinvested.............        2 (c)       --          --        --             6        -- (b)
 Redeemed...............      (10)(c)       --          --        --           (53)       (5)(b)
                         --------     --------     -------   -------      --------  --------
 Change in Class B
  Shares................      156           --          --        --           198        40
                         ========     ========     =======   =======      ========  ========


--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
(c) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

                           Municipal Bond Fund           Florida Tax-Free Fund
                         -------------------------     --------------------------
                           Year           Year            Year            Year
                           Ended          Ended          Ended           Ended
                         July 31,       July 31,        July 31,        July 31,
                           1999           1998            1999            1998
                         ---------      ----------     ----------      ----------
CAPITAL TRANSACTIONS:
Classic Shares:
 Proceeds from shares
  issued................ $   1,032      $    9,434     $    6,120      $    6,245
 Dividends reinvested...        76              52            425             218
 Cost of shares
  redeemed..............    (1,049)         (5,477)        (2,685)         (5,154)
                         ---------      ----------     ----------      ----------
 Change in net assets
  from Classic Share
  transactions.......... $      59      $    4,009     $    3,860      $    1,309
                         =========      ==========     ==========      ==========
Premier Shares:
 Proceeds from shares
  issued................ $  51,374      $   45,269 (a) $   19,040      $   18,711 (a)
 Dividends reinvested...       189              48 (a)         32              -- (a)
 Cost of shares
  redeemed..............   (48,186)        (57,585)(a)     (9,350)         (9,399)(a)
                         ---------      ----------     ----------      ----------
 Change in net assets
  from Premier Share
  transactions.......... $   3,377      $  (12,268)    $    9,722      $    9,312
                         =========      ==========     ==========      ==========
Class B Shares:
 Proceeds from shares
  issued................ $      27 (c)  $       --     $      577 (b)  $       --
 Dividends reinvested...        -- (c)          --              1 (b)          --
 Cost of shares
  redeemed..............       (11)(c)          --             -- (b)          --
                         ---------      ----------     ----------      ----------
 Change in net assets
  from Class B Share
  transactions.......... $      16      $       --     $      578      $       --
                         =========      ==========     ==========      ==========
SHARE TRANSACTIONS:
Classic Shares:
 Issued.................       102             934            580             596
 Reinvested.............         8               5             40              21
 Redeemed...............      (103)           (542)          (255)           (493)
                         ---------      ----------     ----------      ----------
 Change in Classic
  Shares................         7             397            365             124
                         =========      ==========     ==========      ==========
Premier Shares:
 Issued.................     5,066           4,457 (a)      1,811           1,787 (a)
 Reinvested.............        19               5 (a)          3              -- (a)
 Redeemed...............    (4,732)         (5,668)(a)       (891)           (899)(a)
                         ---------      ----------     ----------      ----------
 Change in Premier
  Shares................       353          (1,206)           923             888
                         =========      ==========     ==========      ==========
Class B Shares:
 Issued.................         3 (c)          --             56 (b)          --
 Reinvested.............        -- (c)          --             -- (b)          --
 Redeemed...............        (1)(c)          --             -- (b)          --
                         ---------      ----------     ----------      ----------
 Change in Class B
  Shares................         2              --             56              --
                         =========      ==========     ==========      ==========

--------
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
(c) For the period from February 3, 1999 (commencement of operations) through July 31, 1999.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

                              U.S. Treasury Fund    Prime Obligations Fund
                             --------------------  ------------------------
                               Year       Year        Year         Year
                               Ended      Ended       Ended        Ended
                             July 31,   July 31,    July 31,     July 31,
                               1999       1998        1999         1998
                             ---------  ---------  -----------  -----------
CAPITAL TRANSACTIONS:
Classic Shares:
 Proceeds from shares
  issued.................... $  13,408  $  13,952  $   282,648  $   214,118
 Dividends reinvested.......       270        354        5,884        5,951
 Cost of shares redeemed....   (17,357)   (16,122)    (269,414)    (214,135)
                             ---------  ---------  -----------  -----------
 Change in net assets from
  Classic Share
  transactions.............. $  (3,679) $  (1,816) $    19,118  $     5,934
                             =========  =========  ===========  ===========
Premier Shares:
 Proceeds from shares
  issued.................... $ 753,782  $ 955,935  $ 1,556,708  $ 1,339,647
 Dividends reinvested.......       639        383        1,817        1,859
 Cost of shares redeemed....  (785,630)  (913,630)  (1,501,602)  (1,278,499)
                             ---------  ---------  -----------  -----------
 Change in net assets from
  Premier Share
  transactions.............. $ (31,209) $  42,688  $    56,923  $    63,007
                             =========  =========  ===========  ===========
Class B Shares:
 Proceeds from shares
  issued.................... $      --  $      --  $       463  $         1 (a)
 Dividends reinvested.......        --         --            4           -- (a)
 Cost of shares redeemed....        --         --         (244)          -- (a)
                             ---------  ---------  -----------  -----------
 Change in net assets from
  Class B Share
  transactions.............. $      --  $      --  $       223  $         1
                             =========  =========  ===========  ===========
SHARE TRANSACTIONS:
Classic Shares:
 Issued.....................    13,408     13,952      282,648      214,118
 Reinvested.................       270        354        5,884        5,951
 Redeemed...................   (17,357)   (16,122)    (269,414)    (214,135)
                             ---------  ---------  -----------  -----------
 Change in Classic Shares...    (3,679)    (1,816)      19,118        5,934
                             =========  =========  ===========  ===========
Premier Shares:
 Issued.....................   753,782    955,935    1,556,708    1,339,647
 Reinvested.................       639        383        1,817        1,859
 Redeemed...................  (785,630)  (913,630)  (1,501,602)  (1,278,499)
                             ---------  ---------  -----------  -----------
 Change in Premier Shares...   (31,209)    42,688       56,923       63,007
                             =========  =========  ===========  ===========
Class B Shares:
 Issued.....................        --         --          463            1 (a)
 Reinvested.................        --         --            4           -- (a)
 Redeemed...................        --         --         (244)          -- (a)
                             ---------  ---------  -----------  -----------
 Change in Class B Shares...        --         --          223            1
                             =========  =========  ===========  ===========


--------
(a) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

                                        Institutional Prime
                                         Obligations Fund      Tax-Exempt Fund
                                        -------------------  ---------------------
                                              Period           Year         Year
                                               Ended          Ended        Ended
                                             July 31,        July 31,     July 31,
                                             1999 (a)          1999         1998
                                        -------------------  --------     --------
CAPITAL TRANSACTIONS:
Classic Shares (b):
 Proceeds from shares issued...........     $ 387,727       $  55,604     $  56,588
 Dividends reinvested..................            --             686           691
 Cost of shares redeemed...............     $(318,269)        (62,103)      (56,548)
                                            ---------       ---------     ---------
 Change in net assets from Classic
  Share transactions...................     $  69,458       $  (5,813)    $     731
                                            =========       =========     =========
Premier Shares (c):
 Proceeds from shares issued...........     $  56,608 (e)   $ 181,011     $ 169,123
 Dividends reinvested..................            -- (e)           5             7
 Cost of shares redeemed...............       (30,608)(e)    (169,221)     (162,475)
                                            ---------       ---------     ---------
 Change in net assets from Premier
  Share transactions...................     $  26,000       $  11,795     $   6,655
                                            =========       =========     =========
Class B Shares (d):
 Proceeds from shares issued...........     $  24,183 (f)   $      --     $      --
 Dividends reinvested..................            -- (f)          --            --
 Cost of shares redeemed...............       (10,608)(f)          --            --
                                            ---------       ---------     ---------
 Change in net assets from Class B
  Share transactions...................     $  13,575       $      --     $      --
                                            =========       =========     =========
SHARE TRANSACTIONS:
Classic Shares (b):
 Issued................................       387,727          55,604        56,588
 Reinvested............................            --             686           691
 Redeemed..............................      (318,269)        (62,103)      (56,548)
                                            ---------       ---------     ---------
 Change in Classic Shares..............        69,458          (5,813)          731
                                            =========       =========     =========
Premier Shares (c):
 Issued................................        56,608 (e)     181,011       169,123
 Reinvested............................            -- (e)           5             7
 Redeemed..............................       (30,608)(e)    (169,221)     (162,475)
                                            ---------       ---------     ---------
 Change in Premier Shares..............        26,000          11,795         6,655
                                            =========       =========     =========
Class B Shares (d):
 Issued................................        24,183 (f)          --            --
 Reinvested............................            -- (f)          --            --
 Redeemed..............................       (10,608)(f)          --            --
                                            ---------       ---------     ---------
 Change in Class B Shares..............        13,575              --            --
                                            =========       =========     =========

--------
(a) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.
(b) Class I shares for the Institutional Prime Obligations Fund.
(c) Class II shares for the Institutional Prime Obligations Fund.
(d) Class III shares for the Institutional Prime Obligations Fund.
(e) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.
(f) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

5. Related Party Transactions:

Investment advisory services are provided to each of the Funds by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds. On 8/9/99 AmSouth purchased a Guaranteed Life Insurance Contract issued by General American Life Insurance Co. at par, plus accrued interest, from the Prime Obligation Fund. AmSouth also serves as Custodian for the Trust. Pursuant to the Custodian Agreement with the Trust, AmSouth receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS Fund Services, Inc. ("BISYS Inc.") are subsidiaries of the BISYS Group, Inc.

ASO Services Company ("Administrator"), a wholly owned subsidiary of the BISYS Group, Inc., serves the Funds as administrator. Under the terms of the administration agreement, The Administrator's fees are computed as 0.20% of the average daily net assets of each of the Funds. AmSouth and BISYS, with whom certain officers and trustees of the Trust are affiliated, serve as the Funds' sub-administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of 0.10% of each Fund's daily average net assets.

Pursuant to its agreement with the Administrator, BISYS, as sub-administrator, is entitled to compensation as mutually agreed upon from time to time by it and the Administrator. BISYS also serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended July 31, 1999, BISYS received $1,668,740 from commissions earned on sales of shares of the Funds' variable net asset value funds of which the $1,664,928 was reallowed to AmSouth Investment Services, a related investment dealer of the Funds' shares and other dealers of the Funds' shares. BISYS receives no fees from the Funds for providing distribution services to the Funds.

BISYS Ohio serves the Funds as Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS Ohio receives a fee based on a percentage of each funds average daily net assets, plus out of pocket charges.

BISYS Inc. serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, BISYS Inc. receives a fee based on a percentage of average daily net assets, plus out of pocket charges.

Classic Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum rate of 0.25% of the average daily net assets of the Classic Shares of each of the Funds.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

Class B Shares, Class II Shares and Class III shares of the Trust are subject to a Distribution and Shareholder Servicing Plan (the "Distribution Plan") permitting payment of compensation to a participating organization as payment for its services or expenses in connection with distribution assistance of the Funds' Class B Shares, Class II Shares and Class III Shares to the participating organizations customers. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and pays BISYS for its cost of providing such services, subject to a maximum rate of 1.00% of the average daily net assets of the Class B Shares of each of the Funds (0.25% for Class II Shares and 0.50% for Class III Shares), which includes a Shareholder Servicing Fee of 0.25% of the average daily net assets of the Class B Shares of each Fund.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended July 31, 1999 (amounts in thousands):

                          Investment Advisory Fees
                         ---------------------------
                          Annual Fee as              Administration  Shareholder        Fund        Transfer      Other
                         a Percentage of    Fees          Fees      Servicing Fees Accounting Fees Agent Fees   Expenses
                          Average Daily  Voluntarily  Voluntarily    Voluntarily     Voluntarily   Voluntarily Voluntarily
                           Net Assets      Reduced      Reduced        Reduced         Reduced       Reduced   Reimbursed
                         --------------- ----------- -------------- -------------- --------------- ----------- -----------
Equity Income Fund.....       0.80%          $--          $--            $--             $38           $30         $--
Equity Fund............       0.80%           --           --             --              20            30          --
Enhanced Market
 Fund (a)..............       0.45%           --           35              9              38            25          --
Capital Growth Fund....       0.80%           --           52             --              50            30          --
Select Equity Fund (a).       0.80%           --           33             10              38            25          --
Regional Equity Fund...       0.80%           --           --             --              20            30          --
Small Cap Fund.........       1.20%           --           21             --              50            30           4
Balanced Fund..........       0.80%           --           --             --              20            30          --
Limited Maturity Fund..       0.65%          170           90              5              15            25          --
Government Income Fund.       0.65%           33           10             10              37            20          --
Bond Fund..............       0.65%          535          285             11              20            30          --
Municipal Bond Fund....       0.65%          816          261              4              15            25          --
Florida Tax-Free Fund..       0.65%          248           71             15              32            24          --
U.S. Treasury Fund.....       0.40%           --           --             10              10            20          --
Prime Obligations Fund.       0.40%           --           --            202              20            30          --
Institutional Prime
 Obl. Fund (b).........       0.20%          129           69             --               9            18          --
Tax-Exempt Fund........       0.40%          192           --             38              21            20          --

--------
(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
(b) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

6. Eligible Distributions: (Unaudited)

The AmSouth Mutual Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended July 31, 1999:

                                                                      Percentage
                                                                      ----------
   Equity Income Fund................................................   62.37%
   Equity Fund.......................................................  100.00%
   Enhanced Market Fund..............................................   13.18%
   Capital Growth Fund...............................................   40.40%
   Select Equity Fund................................................   36.03%
   Regional Equity Fund..............................................  100.00%
   Balanced Fund.....................................................   31.97%

7. Exempt-Interest Income Designations (Unaudited):

The AmSouth Mutual Funds designate the following exempt-interest dividends for the taxable year ended July 31, 1999 (amounts in thousands):

                                                                     Tax-Exempt
                                                                    Distribution
                                                                    ------------
   Municipal Bond Fund.............................................   $13,985
   Florida Tax-Free Fund...........................................     3,001
   Tax-Exempt Fund.................................................     2,613

8. Federal Income Tax Information (Unaudited):

The accompanying table details distributions from long-term capital gains for the following funds for the year ended July 31, 1999 (amounts in thousands):

                                                                     20% Capital
                                                                        Gains
                                                                     -----------
   Equity Income Fund...............................................   $   607
   Equity Fund......................................................    97,302
   Enhanced Market Fund.............................................         5
   Regional Equity Fund.............................................     7,145
   Balanced Fund....................................................    28,585
   Bond Fund........................................................     3,908
   Municipal Bond Fund..............................................     3,301
   Florida Tax-Free Fund............................................       366

                                   Continued

AMSOUTH MUTUAL FUNDS

                                  July 31, 1999

At July 31, 1999, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                  Amount Expires
                                                                  ------ -------
   Small Cap Fund................................................ $1,924  2007

   Limited Maturity Fund.........................................     65  2002
                                                                     730  2003
                                                                       4  2004
                                                                     304  2005

   Government Income Fund........................................    209  2004
                                                                     127  2005

   Prime Obligations Fund........................................      6  2000

   Tax-Exempt Fund...............................................      2  2006

Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the next fiscal year (amounts in thousands):

   Small Cap Fund.......................................................... $827

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                          Equity Income Fund
                            ------------------------------------------------------------------------------------
                                   Year Ended                       Year Ended                 March 20, 1997 to
                                 July 31, 1999                    July 31, 1998                July 31, 1997 (g)
                            -------------------------- --------------------------------------  -----------------
                            Classic  Premier  B Shares Classic (a) Premier (a)   B Shares (b)
                            -------  -------  -------- ----------- -----------   ------------
Net Asset Value, Beginning
 of Period................  $ 11.89  $ 11.89   $11.86    $ 11.72     $11.35         $11.60          $ 10.00
                            -------  -------   ------    -------     ------         ------          -------
Investment Activities
 Net investment income
  (loss)..................     0.17     0.19     0.07       0.24       0.25           0.15             0.07
 Net realized and
  unrealized gains
  (losses) from
  investments.............     1.46     1.47     1.47       0.59       0.95           0.68             1.71
                            -------  -------   ------    -------     ------         ------          -------
 Total from investment
  activities..............     1.63     1.66     1.54       0.83       1.20           0.83             1.78
                            -------  -------   ------    -------     ------         ------          -------
Distributions
 Net investment income....    (0.16)   (0.19)   (0.09)     (0.25)     (0.25)         (0.16)           (0.06)
 Net realized gains from
  investment transactions.    (0.26)   (0.26)   (0.26)     (0.41)     (0.41)         (0.41)              --
                            -------  -------   ------    -------     ------         ------          -------
 Total Distributions......    (0.42)   (0.45)   (0.35)     (0.66)     (0.66)         (0.57)           (0.06)
                            -------  -------   ------    -------     ------         ------          -------
Net Asset Value, End of
 Period...................  $ 13.10  $ 13.10   $13.05    $ 11.89     $11.89         $11.86          $ 11.72
                            =======  =======   ======    =======     ======         ======          =======
Total Return (excludes
 sales charge)..............  14.17%   14.43%   13.34%      7.29%      7.54%(c)       7.26%(d)        17.81%(d)
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)............  $21,526  $10,908   $7,919    $26,686     $8,087         $7,733          $22,273
 Ratio of expenses to
  average net assets......     1.41%    1.16%    2.16%      1.42%      1.19%(e)       2.19%(e)         1.30%(e)
 Ratio of net investment
  income to average net
  assets..................     1.37%    1.59%    0.61%      2.03%      2.34%(e)       1.29%(e)         2.13%(e)
 Ratio of expenses to
  average net assets*.....     1.58%    1.33%    2.33%      1.57%      1.35%(e)       2.35%(e)         1.51%(e)
Portfolio turnover (f)....   133.74%  133.74%  133.74%     83.26%     83.26%         83.26%           27.38%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencements of operations) through July 31, 1998,
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Period from commencement of operations.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                   Equity Fund
                          --------------------------------------------------------------------
                                 Year Ended                         Year Ended
                                July 31, 1999                     July 31, 1998
                          ---------------------------  ---------------------------------------
                          Classic  Premier   B Shares  Classic (a) Premier (a)    B Shares (b)
                          -------  --------  --------  ----------- -----------    ------------
Net Asset Value,
 Beginning of Period....  $ 24.60  $  24.57  $ 24.55     $ 23.35    $  22.51         $23.15
                          -------  --------  -------     -------    --------         ------
Investment Activities
 Net investment income
  (loss)................     0.20      0.26     0.02        0.21        0.28           0.09
 Net realized and
  unrealized gains
  (losses) from
  investments...........     3.11      3.16     3.10        2.54        3.31           2.68
                          -------  --------  -------     -------    --------         ------
 Total from Investment
  Activities............     3.31      3.42     3.12        2.75        3.59           2.77
                          -------  --------  -------     -------    --------         ------
Distributions
 Net investment income..    (0.19)    (0.25)   (0.06)      (0.25)      (0.28)         (0.12)
 Net realized gains from
  investment
  transactions..........    (2.47)    (2.47)   (2.47)      (1.25)      (1.25)         (1.25)
                          -------  --------  -------     -------    --------         ------
 Total Distributions....    (2.66)    (2.72)   (2.53)      (1.50)      (1.53)         (1.37)
                          -------  --------  -------     -------    --------         ------
Net Asset Value, End of
 Period.................  $ 25.25  $  25.27  $ 25.14     $ 24.60    $  24.57         $24.55
                          =======  ========  =======     =======    ========         ======
Total Return (excludes
 sales charge)..........    14.92%    15.43%   14.03%      12.34%      12.46%(c)      12.49%(d)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $70,740  $960,660  $12,394     $73,165    $947,575         $7,929
 Ratio of expenses to
  average net assets....     1.33%     1.08%    2.08%       1.19%       1.09%(e)       2.11%(e)
 Ratio of net investment
  income to average net
  assets................     0.82%     1.07%    0.05%       0.89%       1.26%(e)       0.26%(e)
 Ratio of expenses to
  average net assets*...     1.34%     1.09%    2.09%       1.19%       1.10%(e)       2.11%(e)
Portfolio turnover (f)..    17.65%    17.65%   17.65%      16.95%      16.95%         16.95%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                       Equity Fund
                                               ----------------------------
                                                    Year Ended July 31,
                                               ----------------------------
                                                 1997      1996      1995
                                               --------  --------  --------
Net Asset Value, Beginning of Period.........  $  17.62  $  16.75  $  14.82
                                               --------  --------  --------
Investment Activities
 Net investment income (loss)................      0.30      0.33      0.33
 Net realized and unrealized gains (losses)
  from investments...........................      6.77      1.48      2.39
                                               --------  --------  --------
 Total from Investment Activities............      7.07      1.81      2.72
                                               --------  --------  --------
Distributions
 Net investment income.......................     (0.30)    (0.33)    (0.32)
 Net realized gains from investment
  transactions...............................     (1.04)    (0.61)    (0.47)
                                               --------  --------  --------
 Total Distributions.........................     (1.34)    (0.94)    (0.79)
                                               --------  --------  --------
Net Asset Value, End of Period...............  $  23.35  $  17.62  $  16.75
                                               ========  ========  ========
Total Return (excludes sales charge).........     42.35%    11.09%    19.27%
Ratios/Supplemental Data:
 Net Assets at end of period (000)...........  $974,985  $374,622  $275,757
 Ratio of expenses to average net assets.....      1.06%     1.02%     1.03%
 Ratio of net investment income to average
  net assets.................................      1.52%     1.86%     2.17%
 Ratio of expenses to average net assets*....      1.10%     1.11%     1.11%
Portfolio turnover...........................     24.47%    19.11%    19.46%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                   Enhanced Market
                                        --------------------------------------
                                                  September 1, 1998
                                                     to July 31,
                                                      1999 (a)
                                        --------------------------------------
                                        Classic     Premier (b)   B Shares (c)
                                        -------     -----------   ------------
Net Asset Value, Beginning of Period..  $ 10.00       $ 12.18        $10.30
                                        -------       -------        ------
Investment Activities
 Net investment income (loss).........     0.09          0.07          0.03
 Net realized and unrealized gains
  (losses) from investments...........     3.89          1.71          3.55
                                        -------       -------        ------
 Total from Investment Activities.....     3.98          1.78          3.58
                                        -------       -------        ------
Distributions
 Net investment income................    (0.09)        (0.07)        (0.03)
 Net realized gains from investment
  transactions........................    (0.03)        (0.03)        (0.03)
                                        -------       -------        ------
 Total Distributions..................    (0.12)        (0.10)        (0.06)
                                        -------       -------        ------
Net Asset Value, End of Period........  $ 13.86       $ 13.86        $13.82
                                        =======       =======        ======
Total Return (excludes sales charge)..    39.93%(d)     14.71%(d)     34.85%(d)
Ratios/Supplemental Data:
 Net Assets at end of period (000)....  $14,365       $14,273        $6,132
 Ratio of expenses to average net
  assets..............................     0.88%(e)      0.74%(e)      1.73%(e)
 Ratio of net investment income to
  average net assets..................     0.79%(e)      0.90%(e)     (0.12)%(e)
 Ratio of expenses to average net
  assets*.............................     1.52%(e)      1.29%(e)      2.28%(e)
Portfolio turnover (f)................    36.03%        36.03%        36.03%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
(c) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                               Capital Growth Fund
                          -----------------------------------------------------------------------
                                 Year Ended                        August 3, 1997
                                  July 31,                          to July 31,
                                    1999                              1998 (g)
                          ----------------------------  -----------------------------------------
                          Classic   Premier   B Shares  Classic (a)    Premier (a)   B Shares (b)
                          -------   -------   --------  -----------    -----------   ------------
Net Asset Value,
 Beginning of Period....  $ 11.62   $ 11.65    $11.54     $10.00         $ 9.55         $ 9.82
                          -------   -------    ------     ------         ------         ------
Investment Activities
 Net investment income
  (loss)................    (0.06)    (0.02)    (0.12)     (0.03)            --          (0.06)
 Net realized and
  unrealized gains
  (losses) from
  investments...........     2.57      2.57      2.52       1.65           2.10           1.78
                          -------   -------    ------     ------         ------         ------
 Total from Investment
  Activities............     2.51      2.55      2.40       1.62           2.10           1.72
                          -------   -------    ------     ------         ------         ------
Distributions
 Net investment income..       --        --        --         --             --             --
 Net realized gains from
  investment
  transactions..........    (0.09)    (0.09)    (0.09)        --             --             --
                          -------   -------    ------     ------         ------         ------
 Total Distributions....    (0.09)    (0.09)    (0.09)        --             --             --
                          -------   -------    ------     ------         ------         ------
Net Asset Value, End of
 Period.................  $ 14.04   $ 14.11    $13.85     $11.62         $11.65         $11.54
                          =======   =======    ======     ======         ======         ======
Total Return (excludes
 sales charge)..........    21.76%    22.05%    20.96%     16.20%(d)      16.50%(c)      17.52%(d)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $14,040   $18,055    $7,463     $9,720         $2,824         $3,477
 Ratio of expenses to
  average net assets....     1.23%     0.96%     1.97%      1.40%(e)       0.99%(e)       2.05%(e)
 Ratio of net investment
  income to average net
  assets................    (0.50)%   (0.28)%   (1.26)%    (0.42)%(e)      0.00%(e)      (1.10)%(e)
 Ratio of expenses to
  average net assets*...     1.74%     1.47%     2.48%      2.37%(e)       2.05%(e)       3.11%(e)
Portfolio turnover (f)..    79.30%    79.30%    79.30%      77.26%        77.26%         77.26%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Period from commencement of operations.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                 Select Equity
                                        --------------------------------------
                                               September 1, 1998
                                                  to July 31,
                                                    1999 (a)
                                        --------------------------------------
                                        Classic     Premier (b)   B Shares (c)
                                        -------     -----------   ------------
Net Asset Value, Beginning of Period..  $ 10.00       $ 11.52        $ 9.98
                                        -------       -------        ------
Investment Activities
 Net investment income (loss).........     0.04          0.04          0.02
 Net realized and unrealized gains
  (losses) from investments...........     1.91          0.38          1.86
                                        -------       -------        ------
 Total from Investment Activities.....     1.95          0.42          1.88
                                        -------       -------        ------
Distributions
 Net investment income................    (0.05)        (0.03)        (0.01)
 In excess of net investment income...    (0.01)        (0.01)        (0.01)
 Net realized gains from investment
  transactions........................    (0.01)        (0.01)        (0.01)
                                        -------       -------        ------
 Total Distributions..................    (0.07)        (0.05)        (0.03)
                                        -------       -------        ------
 Net Asset Value, End of Period.......  $ 11.88       $ 11.89        $11.83
                                        =======       =======        ======
Total Return (excludes sales charge)..    19.44%(d)      3.63%(d)     18.83%(d)
Ratios/Supplemental Data:
 Net Assets at end of period (000)....  $10,258       $10,420        $1,933
 Ratio of expenses to average net
  assets..............................     1.13%(e)      0.99%(e)      1.99%(e)
 Ratio of net investment income to
  average net assets..................     0.43%(e)      0.65%(e)     (0.49)%(e)
 Ratio of expenses to average net
  assets*.............................     1.81%(e)      1.58%(e)      2.58%(e)
Portfolio turnover (f)................     9.72%         9.72%         9.72%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.
(c) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                              Regional Equity Fund
                          ---------------------------------------------------------------------
                                 Year Ended                          Year Ended
                                  July 31,                            July 31,
                                    1999                                1998
                          ----------------------------  ---------------------------------------
                          Classic   Premier   B Shares  Classic (a) Premier (a)    B Shares (b)
                          -------   -------   --------  ----------- -----------    ------------
Net Asset Value,
 Beginning of Period....  $ 27.18   $ 27.20    $27.05     $ 28.23     $ 27.95         $28.49
                          -------   -------    ------     -------     -------         ------
Investment Activities
 Net investment income
  (loss)................     0.09      0.15     (0.09)       0.05        0.13          (0.05)
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (2.74)    (2.73)    (2.73)      (0.08)       0.17          (0.42)
                          -------   -------    ------     -------     -------         ------
 Total from Investment
  Activities............    (2.65)    (2.58)    (2.82)      (0.03)       0.30          (0.47)
                          -------   -------    ------     -------     -------         ------
Distributions
 Net investment income..    (0.10)    (0.14)    (0.02)      (0.07)      (0.10)         (0.03)
 In excess of net
  investment income.....      --        --        --        (0.01)      (0.01)             -
 Net realized gains from
  investment
  transactions..........    (1.53)    (1.53)    (1.53)      (0.94)      (0.94)         (0.94)
                          -------   -------    ------     -------     -------         ------
 Total Distributions....    (1.63)    (1.67)    (1.55)      (1.02)      (1.05)         (0.97)
                          -------   -------    ------     -------     -------         ------
Net Asset Value, End of
 Period.................  $ 22.90   $ 22.95    $22.68     $ 27.18     $ 27.20         $27.05
                          =======   =======    ======     =======     =======         ======
Total Return (excludes
 sales charge)..........    (9.85)%   (9.57)%  (10.54)%     (0.31)%     (0.12)%(c)     (1.86)%(d)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $20,911   $60,385    $  965     $42,700     $94,909         $1,998
 Ratio of expenses to
  average net assets....     1.38%     1.13%     2.13%       1.30%       1.12%(e)       2.14%(e)
 Ratio of net investment
  income to average net
  assets................     0.37%     0.63%    (0.37)%      0.14%       0.45%(e)      (0.65)%(e)
 Ratio of expenses to
  average net assets*...     1.42%     1.17%     2.17%       1.32%       1.13%(e)       2.15%(e)
Portfolio turnover (f)..    15.60%    15.60%    15.60%       8.17%       8.17%          8.17%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 0.87%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                       Regional Equity Fund
                                                     --------------------------
                                                            Year Ended
                                                             July 31,
                                                     --------------------------
                                                       1997     1996     1995
                                                     --------  -------  -------
Net Asset Value, Beginning of Period...............  $  20.95  $ 18.94  $ 16.68
                                                     --------  -------  -------
Investment Activities
 Net investment income (loss)......................      0.24     0.26     0.23
 Net realized and unrealized gains (losses) from
  investments......................................      7.77     2.20     2.26
                                                     --------  -------  -------
 Total from Investment Activities..................      8.01     2.46     2.49
                                                     --------  -------  -------
Distributions
 Net investment income.............................     (0.24)   (0.26)   (0.23)
 Net realized gains from investment transactions...     (0.49)   (0.19)      --
                                                     --------  -------  -------
 Total Distributions...............................     (0.73)   (0.45)   (0.23)
                                                     --------  -------  -------
Net Asset Value, End of Period.....................  $  28.23  $ 20.95  $ 18.94
                                                     ========  =======  =======
Total Return (excludes sales charge)...............     39.02%   13.10%   15.10%
Ratios/Supplemental Data:
 Net Assets at end of period (000).................  $149,838  $93,584  $68,501
 Ratio of expenses to average net assets...........      1.06%    1.05%    1.07%
 Ratio of net investment income to average net
  assets...........................................      0.99%    1.30%    1.35%
 Ratio of expenses to average net assets*..........      1.10%    1.13%    1.15%
Portfolio turnover.................................     10.30%    8.22%   14.25%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                   Small Cap Fund
                          -------------------------------------------------------------------
                                 Year Ended                         March 2, 1998
                                  July 31,                           to July 31,
                                    1999                              1998 (a)
                          ----------------------------   ------------------------------------
                          Classic   Premier   B Shares   Classic (b)    Premier      B Shares
                          -------   -------   --------   -----------    -------      --------
Net Asset Value,
 Beginning of Period....  $  9.14   $  9.15   $  9.11      $ 9.97       $10.00        $10.00
                          -------   -------   -------      ------       ------        ------
Investment Activities
 Net investment income
  (loss)................    (0.10)    (0.03)    (0.14)      (0.03)       (0.02)        (0.04)
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (0.64)    (0.68)    (0.66)      (0.80)       (0.83)        (0.85)
                          -------   -------   -------      ------       ------        ------
 Total from Investment
  Activities............    (0.74)    (0.71)    (0.80)      (0.83)       (0.85)        (0.89)
                          -------   -------   -------      ------       ------        ------
Net Asset Value, End of
 Period.................  $  8.40   $  8.44   $  8.31      $ 9.14       $ 9.15        $ 9.11
                          =======   =======   =======      ======       ======        ======
Total Return (excludes
 sales charge)..........    (8.10)%   (7.76)%   (8.78)%     (8.31)%(c)   (8.48)%(c)    (8.90)%(c)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $ 1,073   $21,777   $   929      $1,372       $5,072        $  871
 Ratio of expenses to
  average net assets....     1.66%     1.39%     2.41%       1.78%(d)     1.50 %(d)     2.54%(d)
 Ratio of net investment
  income to average net
  assets................    (1.07)%   (0.82)%   (1.83)%     (0.92)%(d)   (0.52)%(d)    (1.69)%(d)
 Ratio of expenses to
  average net assets*...     2.68%     2.38%     3.42%       4.23%(d)     3.94%(d)      4.98%(d)
Portfolio turnover (e)..   208.13%   208.13%   208.13%      70.64%       70.64%        70.64%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) For the period from March 3, 1998 (commencement of operations) through July 31, 1998.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                  Balanced Fund
                          --------------------------------------------------------------------
                                 Year Ended                         Year Ended
                                  July 31,                           July 31,
                                    1999                               1998
                          ---------------------------  ---------------------------------------
                          Classic  Premier   B Shares  Classic (a) Premier (a)    B Shares (b)
                          -------  --------  --------  ----------- -----------    ------------
Net Asset Value,
 Beginning of Period....  $ 15.19  $  15.18  $ 15.16     $ 15.21    $  14.77         $14.99
                          -------  --------  -------     -------    --------         ------
Investment Activities
 Net investment income
  (loss)................     0.41      0.44     0.29        0.38        0.41           0.28
Net realized and
 unrealized gains
 (losses) from
 investments............     0.93      0.95     0.95        0.98        1.38           1.15
                          -------  --------  -------     -------    --------         ------
 Total from Investment
  Activities............     1.34      1.39     1.24        1.36        1.79           1.43
                          -------  --------  -------     -------    --------         ------
Distributions
 Net investment income..    (0.40)    (0.44)   (0.30)      (0.41)      (0.41)         (0.29)
 Net realized gains from
  investment
  transactions..........    (1.20)    (1.20)   (1.20)      (0.97)      (0.97)         (0.97)
                          -------  --------  -------     -------    --------         ------
 Total Distributions....    (1.60)    (1.64)   (1.50)      (1.38)      (1.38)         (1.26)
                          -------  --------  -------     -------    --------         ------
Net Asset Value, End of
 Period.................  $ 14.93  $  14.93  $ 14.90     $ 15.19    $  15.18         $15.16
                          =======  ========  =======     =======    ========         ======
Total Return (excludes
 sales charge)..........     9.40%     9.74%    8.66%       9.54%       9.73%(c)      10.07%(d)
Ratios/Supplemental
 Data:
Net Assets at end of
 period (000)...........  $43,223  $319,016  $10,131     $46,814    $329,626         $5,309
Ratio of expenses to
 average net assets.....     1.34%     1.09%    2.09%       1.24%       1.10%(e)       2.12%(e)
Ratio of net investment
 income to average net
 assets.................     2.67%     2.93%    1.93%       2.77%       2.95%(e)       1.83%(e)
Ratio of expenses to
 average net assets*....     1.35%     1.10%    2.10%       1.24%       1.10%(e)       2.12%(e)
Portfolio turnover (f)..    23.24%    23.24%   23.24%      25.40%      25.40%         25.40%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                     Balanced Fund
                                               ----------------------------
                                                   Year Ended July 31,
                                               ----------------------------
                                                 1997      1996      1995
                                               --------  --------  --------
Net Asset Value, Beginning of Period.........  $  13.03  $  12.76  $  11.81
                                               --------  --------  --------
Investment Activities
 Net investment income (loss)................      0.48      0.47      0.47
 Net realized and unrealized gains (losses)
  from investments...........................      2.78      0.58      1.24
                                               --------  --------  --------
 Total from Investment Activities............      3.26      1.05      1.71
                                               --------  --------  --------
Distributions
 Net investment income.......................     (0.50)    (0.47)    (0.46)
 Net realized gains from investment
  transactions...............................     (0.58)    (0.31)    (0.30)
                                               --------  --------  --------
 Total Distributions.........................     (1.08)    (0.78)    (0.76)
                                               --------  --------  --------
Net Asset Value, End of Period...............  $  15.21  $  13.03  $  12.76
                                               ========  ========  ========
Total Return (excludes sales charge).........     26.42%     8.37%    15.27%
Ratios/Supplemental Data:
 Net Assets at end of period (000)...........  $372,769  $338,425  $295,509
 Ratio of expenses to average net assets.....      1.05%     0.98%     0.94%
 Ratio of net investment income to average
  net assets.................................      3.49%     3.61%     3.91%
 Ratio of expenses to average net assets*....      1.10%     1.11%     1.12%
Portfolio turnover...........................     25.00%    20.47%    16.97%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                          Limited Maturity Fund
                          ---------------------------------------------------------
                                   Year Ended                     Year Ended
                                    July 31,                       July 31,
                                      1999                           1998
                          -------------------------------   -----------------------
                          Classic  Premier   B Shares (d)   Classic (a) Premier (a)
                          -------  --------  ------------   ----------- -----------
Net Asset Value,
 Beginning of Period....  $10.43   $  10.43     $10.58        $10.42     $  10.34
                          ------   --------     ------        ------     --------
Investment Activities
 Net investment income
  (loss)................    0.57       0.59       0.27          0.85         0.55
 Net realized and
  unrealized gains
  (losses) from
  investments...........   (0.15)     (0.16)     (0.30)        (0.25)        0.10
                          ------   --------     ------        ------     --------
 Total from Investment
  Activities............    0.42       0.43      (0.03)         0.60         0.65
                          ------   --------     ------        ------     --------
Distributions
 Net investment income..   (0.56)     (0.57)     (0.28)        (0.59)       (0.56)
                          ------   --------     ------        ------     --------
 Total Distributions....   (0.56)     (0.57)     (0.28)        (0.59)       (0.56)
                          ------   --------     ------        ------     --------
Net Asset Value, End of
 Period.................  $10.29   $  10.29     $10.27        $10.43     $  10.43
                          ======   ========     ======        ======     ========
Total Return (excludes
 sales charge)..........    4.01%      4.14%     (0.33)%(c)     5.94%        6.04%(b)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $2,716   $109,554     $1,599        $3,531     $106,953
 Ratio of expenses to
  average net assets....    0.81%      0.71%      1.69%(e)      0.74%        0.73%(e)
 Ratio of net investment
  income to average net
  assets................    5.49%      5.60%      4.61%(e)      5.65%        5.70%(e)
 Ratio of expenses to
  average net assets*...    1.23%      0.98%      1.96%(e)      0.96%        0.98%(e)
Portfolio turnover (f)..   39.15%     39.15%     39.15%        39.31%       39.31%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares.
(b) Represents total return based on activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.
(c) Not annualized.
(d) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
(e) Annualized
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                       Limited Maturity Fund
                                                     --------------------------
                                                        Year Ended July 31,
                                                     --------------------------
                                                       1997     1996     1995
                                                     --------  -------  -------
Net Asset Value, Beginning of Period...............  $  10.31  $ 10.41  $ 10.23
                                                     --------  -------  -------
Investment Activities
 Net investment income (loss)......................      0.58     0.58     0.58
 Net realized and unrealized gains (losses) from
  investments......................................      0.14    (0.10)    0.17
                                                     --------  -------  -------
 Total from Investment Activities..................      0.72     0.48     0.75
                                                     --------  -------  -------
Distributions
 Net investment income.............................     (0.61)   (0.57)   (0.57)
 Net realized gains from investment transactions...        --    (0.01)      --
                                                     --------  -------  -------
 Total Distributions...............................     (0.61)   (0.58)   (0.57)
                                                     --------  -------  -------
Net Asset Value, End of Period.....................  $  10.42  $ 10.31  $ 10.41
                                                     ========  =======  =======
Total Return (excludes sales charge)...............      7.25%    4.74%    7.65%
Ratios/Supplemental Data:
 Net Assets at end of period (000).................  $138,675  $46,005  $59,798
 Ratio of expenses to average net assets...........      0.77%    0.76%    0.80%
 Ratio of net investment income to average net
  assets...........................................      5.65%    5.48%    5.69%
 Ratio of expenses to average net assets*..........      1.02%    0.99%    1.03%
Portfolio turnover.................................     64.89%   29.56%   38.11%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                               Government Income Fund
                                       -----------------------------------------
                                         Year Ended            Year Ended
                                          July 31,              July 31,
                                            1999                  1998
                                       ----------------  -----------------------
                                       Classic  Premier  Classic (a) Premier (a)
                                       -------  -------  ----------- -----------
Net Asset Value, Beginning of
 Period..............................  $ 9.88   $ 9.87     $ 9.75      $ 9.66
                                       ------   ------     ------      ------
Investment Activities
 Net investment income (loss)........    0.54     0.54       0.63        0.59
 Net realized and unrealized gains
  (losses) from investments..........   (0.28)   (0.26)      0.09        0.17
                                       ------   ------     ------      ------
 Total from Investment Activities....    0.26     0.28       0.72        0.76
                                       ------   ------     ------      ------
Distributions
 Net investment income...............   (0.52)   (0.53)     (0.53)      (0.49)
 In excess of net investment income..      --       --      (0.06)      (0.06)
                                       ------   ------     ------      ------
 Total Distributions.................   (0.52)   (0.53)     (0.59)      (0.55)
                                       ------   ------     ------      ------
Net Asset Value, End of Period.......  $ 9.62   $ 9.62     $ 9.88      $ 9.87
                                       ======   ======     ======      ======
Total Return (excludes sales charge).    2.62%    2.72%      7.58%       7.58%(b)
Ratios/Supplemental Data:
 Net Assets at end of period (000)...  $5,436   $3,150     $8,176      $2,521
 Ratio of expenses to average net
  assets.............................    0.70%    0.60%      0.71%       0.63%(c)
 Ratio of net investment income to
  average net assets.................    5.35%    5.44%      5.95%       5.72%(c)
 Ratio of expenses to average net
  assets*............................    1.90%    1.65%      1.77%       1.80%(c)
Portfolio turnover (d)...............   26.85%   26.85%     34.89%      34.89%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                   Government Income Fund
                                                  -------------------------
                                                     Year Ended July 31,
                                                  -------------------------
                                                   1997     1996     1995
                                                  -------  -------  -------
Net Asset Value, Beginning of Period............  $  9.40  $  9.54  $  9.48
                                                  -------  -------  -------
Investment Activities
 Net investment income (loss)...................     0.58     0.66     0.68
 Net realized and unrealized gains (losses) from
  investments...................................     0.35    (0.20)    0.08
                                                  -------  -------  -------
 Total from Investment Activities...............     0.93     0.46     0.76
                                                  -------  -------  -------
Distributions
 Net investment income..........................    (0.58)   (0.59)   (0.70)
 Tax return of capital..........................      --     (0.01)     --
                                                  -------  -------  -------
 Total Distributions............................    (0.58)   (0.60)   (0.70)
                                                  -------  -------  -------
Net Asset Value, End of Period..................  $  9.75  $  9.40  $  9.54
                                                  =======  =======  =======
Total Return (excludes sales charge)............    10.21%    4.91%    8.43%
Ratios/Supplemental Data:
 Net Assets at end of period (000)..............  $11,622  $15,752  $16,679
 Ratio of expenses to average net assets........     0.69%    0.65%    0.58%
 Ratio of net investment income to average net
  assets........................................     5.98%    6.81%    7.18%
 Ratio of expenses to average net assets*.......     1.29%    1.10%    1.19%
Portfolio turnover..............................     2.96%   78.31%   27.32%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                    Bond Fund
                          -------------------------------------------------------------------
                                 Year Ended                        Year Ended
                                  July 31,                          July 31,
                                    1999                              1998
                          --------------------------- ---------------------------------------
                          Classic  Premier   B Shares Classic (a) Premier (a)    B Shares (b)
                          -------  --------  -------- ----------- -----------    ------------
Net Asset Value,
 Beginning of Period ...  $11.05   $  11.05   $11.04    $10.92     $  10.72         $10.88
                          ------   --------   ------    ------     --------         ------
Investment Activities
 Net investment income
  (loss)................    0.61       0.61     0.50      1.41         0.57           0.46
 Net realized and
  unrealized gains
  (losses) from
  investments...........   (0.32)     (0.30)   (0.31)    (0.62)        0.38           0.24
                          ------   --------   ------    ------     --------         ------
 Total from Investment
  Activities............    0.29       0.31     0.19      0.79         0.95           0.70
                          ------   --------   ------    ------     --------         ------
Distributions
 Net investment income..   (0.58)     (0.60)   (0.50)    (0.63)       (0.59)         (0.51)
 Net realized gains from
  investment
  transactions..........   (0.13)     (0.13)   (0.13)    (0.03)       (0.03)         (0.03)
                          ------   --------   ------    ------     --------         ------
 Total Distributions....   (0.71)     (0.73)   (0.63)    (0.66)       (0.62)         (0.54)
                          ------   --------   ------    ------     --------         ------
 Net Asset Value, End of
  Period................  $10.63   $  10.63   $10.60    $11.05     $  11.05         $11.04
                          ======   ========   ======    ======     ========         ======
Total Return (excludes
 sales charge)..........    2.58%      2.68%    1.58%     7.45%        7.54%(c)       6.58%(d)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $7,070   $380,226   $2,521    $7,032     $327,930         $  442
 Ratio of expenses to
  average net assets....    0.81%      0.71%    1.71%     0.73%        0.73%(e)       1.74%(e)
 Ratio of net investment
  income to average net
  assets................    5.46%      5.57%    4.63%     5.78%        5.72%(e)       4.75%(e)
 Ratio of expenses to
  average net assets*...    1.20%      0.95%    1.95%     0.95%        0.97%(e)       1.99%(e)
Portfolio turnover (f)..   18.26%     18.26%   18.26%    40.41%       40.41%         40.41%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                                            Bond Fund
                                                    ---------------------------
                                                       Year Ended July 31,
                                                    ---------------------------
                                                      1997      1996     1995
                                                    --------  --------  -------
Net Asset Value, Beginning of Period..............  $  10.54  $  10.83  $ 10.59
                                                    --------  --------  -------
Investment Activities
 Net investment income (loss).....................      0.65      0.65     0.69
 Net realized and unrealized gains (losses) from
  investments.....................................      0.42     (0.18)    0.28
                                                    --------  --------  -------
 Total from Investment Activities.................      1.07      0.47     0.97
                                                    --------  --------  -------
Distributions
 Net investment income............................     (0.69)    (0.65)   (0.69)
 Net realized gains from investment transactions..       --      (0.11)   (0.04)
                                                    --------  --------  -------
 Total Distributions..............................     (0.69)    (0.76)   (0.73)
                                                    --------  --------  -------
Net Asset Value, End of Period....................  $  10.92  $  10.54  $ 10.83
                                                    ========  ========  =======
Total Return (excludes sales charge)..............     10.48%     4.40%    9.70%
Ratios/Supplemental Data:
 Net Assets at end of period (000)................  $311,881  $132,737  $94,671
 Ratio of expenses to average net assets..........      0.75%     0.75%    0.75%
 Ratio of net investment income to average net
  assets..........................................      6.10%     6.12%    6.63%
 Ratio of expenses to average net assets*.........      0.98%     0.98%    0.98%
Portfolio turnover................................     34.62%     9.60%   17.70%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                       Municipal Bond Fund
                          -------------------------------------------------------------------------
                                   Year Ended                     Year Ended           July 1, 1997
                                    July 31,                       July 31,              July 31,
                                      1999                           1998                1997 (a)
                          ------------------------------    -----------------------    ------------
                          Classic  Premier   Class B (g)    Classic (b) Premier (b)
                          -------  --------  -----------    ----------- -----------
Net Asset Value,
 Beginning of Period....  $10.13   $  10.14    $10.28         $10.15     $  10.04        $  10.00
                          ------   --------    ------         ------     --------        --------
Investment Activities
 Net investment income
  (loss)................    0.41       0.42      0.14           0.86         0.39            0.04
 Net realized and
  unrealized gains
  (losses) from
  investments...........   (0.17)     (0.18)    (0.41)         (0.43)        0.14            0.15
                          ------   --------    ------         ------     --------        --------
 Total from Investment
  Activities............    0.24       0.24     (0.27)          0.43         0.53            0.19
                          ------   --------    ------         ------     --------        --------
Distributions
 Net investment income..   (0.39)     (0.40)    (0.14)         (0.42)       (0.40)          (0.04)
 Net realized gains from
  investment
  transactions..........   (0.11)     (0.11)      --           (0.03)       (0.03)            --
                          ------   --------    ------         ------     --------        --------
 Total Distributions....   (0.50)     (0.51)    (0.14)         (0.45)       (0.43)          (0.04)
                          ------   --------    ------         ------     --------        --------
Net Asset Value, End of
 Period.................  $ 9.87   $   9.87    $ 9.87         $10.13     $  10.14        $  10.15
                          ======   ========    ======         ======     ========        ========
Total Return (excludes
 sales charge)..........    2.31%      2.30%    (2.60)%(c)      4.30%        4.49%(d)        1.86%(c)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $2,694   $321,293    $   16         $2,689     $326,464        $337,933
 Ratio of expenses to
  average net assets....    0.71%      0.61%     1.60%(e)       0.62%        0.64%(e)        0.71%(e)
 Ratio of net investment
  income to average net
  assets................    4.01%      4.11%     3.17%(e)       4.26%        4.23%(e)        4.31%(e)
 Ratio of expenses to
  average net assets*...    1.20%      0.95%     1.87%(e)       0.92%        0.97%(e)        1.04%(e)
Portfolio turnover (f)..   20.74%     20.74%    20.74%         28.75%       28.75%           1.59%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(c) Not annualized.
(d) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Municipal Bond Fund Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) For the period from February 3, 1999 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                          Florida Tax-Free Fund
                          ----------------------------------------------------------------------------------------------
                                                                                       Year Ended
                                  Year Ended                     Year Ended             July 31,      September 30, 1994
                                   July 31,                       July 31,           ---------------     to July 31,
                                     1999                           1998              1997    1996         1995 (f)
                          -----------------------------    -----------------------   ------  -------  ------------------
                          Classic  Premier  Class B (g)    Classic (a) Premier (a)
                          -------  -------  -----------    ----------- -----------
Net Asset Value,
 Beginning of Period....  $ 10.45  $ 10.46    $10.52         $10.50      $ 10.39      10.30  $ 10.32       $ 10.00
                          -------  -------    ------         ------      -------     ------  -------       -------
Investment Activities
 Net investment income
  (loss)................     0.41     0.43      0.12           0.45         0.41       0.45     0.45          0.34
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (0.18)   (0.20)    (0.30)          0.01         0.14       0.24    (0.01)         0.30
                          -------  -------    ------         ------      -------     ------  -------       -------
 Total from Investment
  Activities............     0.23     0.23     (0.18)          0.46         0.55       0.69     0.44          0.64
                          -------  -------    ------         ------      -------     ------  -------       -------
Distributions
 Net investment income..    (0.40)   (0.41)    (0.14)         (0.44)       (0.41)     (0.48)   (0.45)        (0.32)
 Net realized gains from
  investment
  transactions..........    (0.06)   (0.06)       --          (0.07)       (0.07)     (0.01)   (0.01)           --
                          -------  -------    ------         ------      -------     ------  -------       -------
 Total Distributions....    (0.46)   (0.47)    (0.14)         (0.51)       (0.48)     (0.49)   (0.46)        (0.32)
                          -------  -------    ------         ------      -------     ------  -------       -------
Net Asset Value, End of
 Period.................  $ 10.22  $ 10.22    $10.20         $10.45      $ 10.46     $10.50  $ 10.30       $ 10.32
                          =======  =======    ======         ======      =======     ======  =======       =======
Total Return (excludes
 sales charge)..........     2.06%    2.16%    (1.77)%(c)      4.46%        4.66%(b)   6.89%    4.24%         6.53%(c)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000)..........  $12,195  $63,548    $  569         $8,883      $55,369     53,688  $48,869       $48,333
 Ratio of expenses to
  average net assets....     0.59%    0.49%     1.49%(d)       0.55%        0.49%(d)   0.57%    0.59%         0.70%(d)
 Ratio of net investment
  income to average net
  assets................     4.00%    4.10%     3.06%(d)       4.24%        4.30%(d)   4.36%    4.33%         4.16%(d)
 Ratio of expenses to
  average net assets*...     1.26%    1.01%     2.00%(d)       1.06%        1.04%(d)   1.06%    1.04%         1.01%(d)
Portfolio turnover (e)..    34.33%   34.33%    34.33%         29.55%       29.55%     24.05%   12.21%         2.33%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Florida Tax-Free Fund Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Period from commencement of operations.
(g) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                         U.S. Treasury Fund
                         -------------------------------------------------------
                                        Year Ended July 31,
                         -------------------------------------------------------
                               1999               1998               1997
                         -----------------  -----------------  -----------------
                         Classic  Premier   Classic  Premier   Classic  Premier
                         -------  --------  -------  --------  -------  --------
Net Asset Value,
 Beginning of Period.... $ 1.000  $  1.000  $1.000   $  1.000  $1.000   $  1.000
                         -------  --------  ------   --------  ------   --------
Investment Activities
 Net investment income..   0.040     0.041   0.046      0.047   0.045      0.046
                         -------  --------  ------   --------  ------   --------
Distributions
 Net investment income..  (0.040)   (0.041) (0.046)    (0.047) (0.045)    (0.046)
                         -------  --------  ------   --------  ------   --------
Net Asset Value, End of
 Period................. $ 1.000  $  1.000  $1.000   $  1.000  $1.000   $  1.000
                         =======  ========  ======   ========  ======   ========
Total Return............    4.06%     4.16%   4.67%      4.77%   4.60%      4.70%
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... $ 4,390  $320,847  $8,070   $352,055  $9,885   $309,361
 Ratio of expenses to
  average net assets....    0.79%     0.69%   0.80%      0.70%   0.79%      0.69%
 Ratio of net investment
  income to average net
  assets................    4.03%     4.10%   4.57%      4.67%   4.50%      4.60%
 Ratio of expenses to
  average net assets*...    0.95%     0.70%   0.95%      0.70%   0.94%        (a)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) There were no waivers during the period.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                  U.S. Treasury Fund
                                            ----------------------------------
                                                  Year Ended July 31,
                                            ----------------------------------
                                                     1996               1995
                                            ------------------------- --------
                                            Classic (a)   Premier (a)
                                            -----------   -----------
Net Asset Value, Beginning of Period.......   $ 1.000      $  1.000   $  1.000
                                              -------      --------   --------
Investment Activities
 Net investment income.....................     0.015         0.048      0.048
                                              -------      --------   --------
Distributions
 Net investment income.....................    (0.015)       (0.048)    (0.048)
                                              -------      --------   --------
Net Asset Value, End of Period.............   $ 1.000      $  1.000   $  1.000
                                              =======      ========   ========
Total Return...............................      4.90%(b)      4.93%      4.90%
Ratios/Supplemental Data:
 Net Assets at end of period (000).........   $12,263      $368,162   $322,939
 Ratio of expenses to average net assets...      0.82%(c)      0.71%      0.70%
 Ratio of net investment income to average
  net assets...............................      4.44%(c)      4.82%      4.81%
 Ratio of expenses to average net assets*..      0.97%(c)        (d)        (d)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.
(c) Annualized.
(d) There were no waivers during the period.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                          Prime Obligations Fund
                         --------------------------------------------------------------
                                                Year Ended
                                                 July 31,
                         --------------------------------------------------------------
                                    1999                            1998
                         ----------------------------  --------------------------------
                         Classic   Premier   B Shares  Classic   Premier   B Shares (a)
                         --------  --------  --------  --------  --------  ------------
Net Asset Value,
 Beginning of Period.... $  1.000  $  1.000  $ 1.000   $  1.000  $  1.000    $ 1.000
                         --------  --------  -------   --------  --------    -------
Investment Activities
 Net investment income..    0.044     0.045    0.035      0.049     0.050      0.005
                         --------  --------  -------   --------  --------    -------
Distributions
 Net investment income..   (0.044)   (0.045)  (0.035)    (0.049)   (0.050)    (0.005)
                         --------  --------  -------   --------  --------    -------
Net Asset Value, End of
 Period................. $  1.000  $  1.000  $ 1.000   $  1.000  $  1.000    $ 1.000
                         ========  ========  =======   ========  ========    =======
Total Return............     4.48%     4.59%    3.55%      4.99%     5.09%      0.49%(b)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... $136,078  $536,899  $   224   $116,960  $479,974    $     1
 Ratio of expenses to
  average net assets....     0.78%     0.68%    1.69%      0.79%     0.69%      1.85%(c)
 Ratio of net investment
  income to average net
  assets................     4.40%     4.51%    3.39%      4.88%     4.98%      3.83%(c)
 Ratio of expenses to
  average net assets*...     0.94%     0.69%    1.70%      0.95%     0.70%      1.88%(c)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                       Prime Obligations Fund
                         -----------------------------------------------------------
                                        Year Ended July 31,
                         -----------------------------------------------------------
                               1997                     1996                  1995
                         ------------------    --------------------------   --------
                         Classic   Premier     Classic (a)    Premier (a)
                         --------  --------    -----------    -----------
Net Asset Value,
 Beginning of Period.... $  1.000  $  1.000     $  1.000       $  1.000     $  1.000
                         --------  --------     --------       --------     --------
Investment Activities
 Net investment income..    0.048     0.049        0.016          0.050        0.050
                         --------  --------     --------       --------     --------
Distributions
 Net investment income..   (0.048)   (0.049)      (0.016)        (0.050)      (0.050)
                         --------  --------     --------       --------     --------
Net Asset Value, End of
 Period................. $  1.000  $  1.000     $  1.000       $  1.000     $  1.000
                         ========  ========     ========       ========     ========
Total Return............     4.90%     5.00%        5.07%(b)       5.10%        5.14%
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... $111,027  $416,966     $125,075       $478,542     $617,673
 Ratio of expenses to
  average net assets....     0.78%     0.68%        0.81%(c)       0.71%        0.69%
 Ratio of net investment
  income to average net
  assets................     4.79%     4.89%        4.61%(c)       5.00%        5.04%
 Ratio of expenses to
  average net assets*...     0.93%         (d)      0.96%(c)           (d)          (d)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.
(c) Annualized.
(d) There were no waivers during the period.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                              Institutional Prime
                                                Obligations Fund
                                       ----------------------------------------
                                         September 15, 1998 to July 31,
                                                    1999(a)
                                       ----------------------------------------
                                       Class I     Class II (b)   Class III (c)
                                       -------     ------------   -------------
Net Asset Value, Beginning of Period.. $ 1.000       $ 1.000         $ 1.000
                                       -------       -------         -------
Investment Activities
 Net investment income................   0.042         0.020           0.018
                                       -------       -------         -------
Distributions
 Net investment income................  (0.042)       (0.020)         (0.018)
                                       -------       -------         -------
Net Asset Value, End of Period........ $ 1.000       $ 1.000         $ 1.000
                                       =======       =======         =======
Total Return..........................    4.31%(d)      1.96%(d)        1.84%(d)
Ratios/Supplemental Data:
 Net Assets at end of period (000).... $69,458       $26,000         $13,575
 Ratio of expenses to average net
  assets..............................    0.22%(e)      0.49%(e)        0.74%(e)
 Ratio of net investment income to
  average net assets..................    4.82%(e)      4.45%(e)        4.22%(e)
 Ratio of expenses to average net
  assets*.............................    0.45%(e)      0.72%(e)        0.97%(e)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.
(c) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.
(d) Not annualized
(e) Annualized.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              Financial Highlights

                                           Tax-Exempt Fund
                           ----------------------------------------------------
                                         Year Ended July 31,
                           ----------------------------------------------------
                                1999              1998              1997
                           ----------------  ----------------  ----------------
                           Classic  Premier  Classic  Premier  Classic  Premier
                           -------  -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period.....  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                           -------  -------  -------  -------  -------  -------
Investment Activities
 Net investment income...    0.026    0.027    0.030    0.031    0.030    0.031
                           -------  -------  -------  -------  -------  -------
Distributions
 Net investment income...   (0.026)  (0.027)  (0.030)  (0.031)  (0.030)  (0.031)
                           -------  -------  -------  -------  -------  -------
Net Asset Value, End of
 Period..................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                           =======  =======  =======  =======  =======  =======
Total Return.............     2.66%    2.76%    3.03%    3.13%    3.04%    3.15%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)...........  $22,844  $73,880  $28,657  $62,084  $27,926  $55,429
 Ratio of expenses to
  average net assets.....     0.59%    0.49%    0.60%    0.50%    0.62%    0.52%
 Ratio of net investment
  income to average net
  assets.................     2.64%    2.71%    2.97%    3.07%    3.00%    3.10%
 Ratio of expenses to
  average net assets*....     0.98%    0.73%    0.98%    0.73%    0.97%    0.72%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             Financial Highlights

                                                  Tax-Exempt Fund
                                         ---------------------------------
                                                 Year Ended July 31,
                                         ---------------------------------
                                                  1996              1995
                                         ------------------------- -------
                                         Classic (a)   Premier (a)
                                         -----------   -----------
Net Asset Value, Beginning of Period....   $ 1.000       $ 1.000   $ 1.000
                                           -------       -------   -------
Investment Activities
 Net investment income..................     0.010         0.031     0.032
                                           -------       -------   -------
Distributions
 Net investment income..................    (0.010)       (0.031)   (0.032)
                                           -------       -------   -------
Net Asset Value, End of Period..........   $ 1.000       $ 1.000   $ 1.000
                                           =======       =======   =======
Total Return............................      3.12%(b)      3.15%     3.22%
Ratios/Supplemental Data:
 Net Assets at end of period (000)......   $17,116       $43,611   $57,640
 Ratio of expenses to average net
  assets................................      0.68%(c)      0.54%     0.54%
 Ratio of net investment income to
  average net assets....................      2.82%(c)      3.11%     3.15%
 Ratio of expenses to average net
  assets*...............................      1.03%(c)      0.74%     0.74%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) through July 31, 1996 was 0.95%.
(c) Annualized.

                      See notes to financial statements.

INVESTMENT ADVISOR                                     [LOGO OF AMSOUTH MUTUAL
AmSouth                                                 FUNDS APPEARS HERE]
[LOGO OF AMSOUTH APPEARS HERE]
AmSouth Bank                                               ANNUAL REPORT
1901 Sixth Avenue North                                    July 31, 1999
Birmingham, AL 35203

Investment Sub-Advisors
(Equity Income Fund Only)
Rockhaven Asset Management, LLC
100 First Avenue, Suite 1050
Pittsburgh, PA 15222

(Capital Growth Fund Only)
Peachtree Asset Management
A Division of Salomon Smith Barney
Fund Management, LLC
One Peachtree Center
Atlanta, GA 30308

(Small Cap Fund Only)
Sawgrass Asset Management, LLC
4337 Pablo Oaks Court
Jacksonville, FL 32224

(Select Equity and Enhanced Market Funds)
OakBrook Investments, LLC
701 Warrenville Road, Suite 135
Lisle, IL 60532

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Pricewaterhouse Coopers LLP                    AmSouth
100 East Broad Street                          AMSOUTH BANK
Columbus, OH 43219                             Investment Advisor
                                               [LOGO OF AMSOUTH BANK
                                                APPEARS HERE]

                                   APPENDIX D


                         FORM OF NEW ADVISORY AGREEMENT

                                    FORM OF
                          INVESTMENT ADVISORY AGREEMENT

         Investment Advisory Agreement made as of October 1, 1999, between THE INFINITY MUTUAL FUNDS, INC., a Maryland corporation having its principal office and place of business at 3435 Stelzer Road, Columbus, Ohio 43219-3035 (herein called the "Fund"), and FIRST AMERICAN NATIONAL BANK, a national banking association having its principal office and place of business at First American Center, 315 Deaderick Street, Nashville, Tennessee 37238-0035 (herein called the "Adviser").

         WHEREAS, the Fund is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Fund intends to employ BISYS Fund Services Ohio, Inc. (the "Administrator") to act as the Fund's administrator; and

         WHEREAS, the Fund desires to retain the Adviser to provide investment advisory services and other services to the Fund's portfolios set forth on
Schedule 1 attached hereto, as such may be revised from time to time (each, a "Series"; the provisions herein shall apply severally to each Series), and the Adviser is willing to furnish such services upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

         1.       Appointment.
                 ------------

                  (a) The Fund hereby appoints the Adviser to act as investment adviser to each Series for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

                  (b) In the event that the Fund establishes one or more portfolios, other than those set forth on Schedule 1 hereto, and with respect to which the Fund desires the Adviser to act as investment adviser hereunder, the Fund shall notify the Adviser in writing. If the Adviser is willing to render such services under this Agreement it shall notify the Fund in writing whereupon such portfolio shall become a Series hereunder and shall be subject to the provisions of this Agreement to the same extent as the Series currently named in
Schedule 1, except to the extent that said provisions (including those relating to the compensation payable to the Adviser) are modified with respect to such Series in writing by the Fund and the Adviser.

         2.       Delivery of Documents.
                  ----------------------

         The Fund has furnished the Adviser with copies properly certified or authenticated of each of the following:

                  (a) The Fund's Articles of Incorporation and any amendments and supplements thereto (as presently in effect and as from time to time amended or supplemented, herein called the "Charter");

                  (b)      The Fund's By-laws and any amendments thereto;

                  (c) Resolutions of the Fund's Board of Directors authorizing the appointment of the Adviser and approving this Agreement;

                  (d) The Fund's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and under the 1940 Act most recently filed with the Securities and Exchange Commission (the "Commission");

                  (e) The Fund's Notification of Registration on Form N-8A under the 1940 Act as filed with the Commission; and

                  (f) The Fund's current Prospectuses and Statements of Additional Information of the Series (as presently in effect and as from time to time amended and supplemented, herein called individually the "Prospectus" and collectively the "Prospectuses").

The Fund promptly will furnish the Adviser with copies of all amendments of or supplements to the foregoing, if any.

         3.       Services of Adviser.
                  --------------------

                  Subject to the supervision of the Fund's Board of Directors, the Adviser will provide a continuous investment program for each Series, including investment research and day-to-day management with respect to such Series' assets. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Series. The Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for a Series by the Fund, such Series' investment objective, policies and restrictions as stated in its Prospectus and resolutions of the Fund's Board of Directors. The Fund wishes to be informed of important developments materially affecting a Series' portfolio and the Adviser agrees to furnish to the Fund from time to time such information as the Adviser may believe appropriate for this purpose. The Adviser shall be permitted to employ one or more sub-investment advisers (each a "Sub-Adviser") to provide the day-to-day management of the investments of the Series.

         4.       Other Covenants.
                  ----------------

                  The Adviser agrees that it will:

                  (a) comply with all applicable rules and regulations of the Securities and Exchange Commission in performing its duties as investment adviser for the Series and, in addition, will conduct its activities under this Agreement in accordance with other applicable federal and state law;

                  (b) review and analyze on a periodic basis each Series' portfolio holdings and transactions;

                  (c) provide, or cause to be provided, to the Board of Directors of the Fund such reports, statistical data and economic information as may be reasonably requested in connection with the Adviser's services hereunder;

                  (d) use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  (e) place orders pursuant to its investment determinations for the Series either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser also may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
         1934) provided to the Series and other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Fund's Board of Directors, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Series which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer as viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser to the Series. In addition, the Adviser is authorized to take into account the sale of the Fund's Shares in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser or the Fund's principal underwriter), provided the Adviser believes that the quality of the execution and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, the Fund's principal underwriter or any affiliated person of either the Fund, the Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission and other applicable federal and state laws and regulations;

                  (f) maintain historical tax lots for each portfolio security held by the Series;

                  (g) transmit trades to the Fund's custodian for proper settlement; and

                  (h) prepare a quarterly broker security transaction summary and monthly security transaction listing for each Series.

         5.       Services Not Exclusive.
                  -----------------------

                  The services furnished by the Adviser hereunder are deemed not to be exclusive, and the Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Adviser to be suitable for two or more Series, investment companies or accounts managed by the Adviser, the available securities or investments will be allocated in a manner believed by the Adviser to be equitable to each of them. It is recognized and acknowledged by the Fund that in some cases this procedure may adversely affect the price paid or received by a Series or the size of the position obtained for or disposed of by a Series.

         6.       Books and Records.
                  ------------------

                  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

         7.       Expenses.
                  ---------

                  Except as otherwise stated in this section 7, the Adviser shall pay all expenses incurred by it in performing its services and duties as investment adviser and shall pay all fees of each Sub-Adviser in connection with such Sub-Adviser's duties in respect of the Fund. All other expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by others. The expenses to be borne by the Fund include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, any Sub-Adviser or the Administrator, or any of their affiliates, Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Series' shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses.

         8.       Compensation.
                  -------------

                  In consideration of services rendered pursuant to this Agreement, the Fund will pay the Adviser on the first business day of each month, subject to the terms and conditions set forth on Exhibit A attached hereto, the fee at the annual rate set forth opposite the Series' name on
Schedule 1 attached hereto, based upon the value of the Series' average daily net assets for the previous month. Such fee as is attributable to a Series shall be a separate charge to such Series and shall be the several (and not joint or joint and several) obligation of the

Series. Fees hereunder shall be payable with respect to a Series commencing on the date of the initial public sale of such Series' shares. The Adviser agrees to accept such fee from the Fund as full compensation for the services provided and expenses assumed by it pursuant to this Agreement, and acknowledges that it shall not be entitled to any further compensation from the Fund in respect of the same.

        Net asset value shall be computed on such days and at such time or times as described in the Prospectus. Upon the commencement or any termination of this Agreement after the first day or before the end of any month, as the case may be, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and, in the case of any termination, shall be payable upon the date of termination of this Agreement.

        For the purpose of determining fees payable to the Adviser, the value of each Series' net assets shall be computed in the manner specified in the Charter for the computation of the value of the Series' net assets.

        Notwithstanding anything to the contrary herein, if in any fiscal year the aggregate expenses of a Series, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including investment advisory and administration fees, exceed the expense limitation of any such state having jurisdiction over such Series, the Fund may deduct from the fees to be paid hereunder, or the Adviser will bear, to the extent required by state law, that portion of such excess which bears the same relation to the total of such excess as the Adviser's fee hereunder bears to the total fee otherwise payable for the fiscal year by the Series pursuant to this Agreement and the Fund's Administration Agreement. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

         9.       Limitation of Liability.
                  ------------------------

        The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except that the Adviser shall be liable to the Fund for any loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of the Adviser's duties or from its reckless disregard of its obligations and duties under this Agreement. Any person, even though also an officer, director, partner, employee or agent of the Adviser, who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or to a Series, or acting on any business of the Fund or of a Series (other than services or business in connection with the Adviser's duties as investment adviser hereunder) to be rendering such services to or acting solely for the Fund or such Series and not as an officer, director, partner, employee or agent or one under the control or direction of the Adviser even though paid by the Adviser.

         10.      Term.
                  -----

                   As to each Series, this Agreement shall continue until the date set forth opposite such Series' name on Schedule 1 attached hereto (the "Reapproval Date"), and thereafter shall continue automatically for successive annual periods ending on the day of each year set forth opposite the Series' name on Schedule 1 attached hereto (the "Reapproval Day"), provided such continuance is specifically approved as to a Series at least annually by (a) the Fund's Board of Directors or (b) vote of a majority (as defined in the 1940 Act) of such Series' outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Series, this Agreement may be terminated without penalty, on 60 days' written notice to the Adviser (which notice may be waived in writing by the Adviser), by the Fund's Board of Directors or by vote of the holders of a majority of such Series' shares or may be terminated without penalty, upon not less than 90 days' written notice to the Fund (which notice may be waived in writing by the Fund), by the Adviser. This Agreement also will terminate automatically, as to the relevant Series, in the event of its assignment (as defined in the 1940 Act).

         11.      Use of Name.
                  ------------

                  The parties hereto agree that (i) in the event of the termination of this Agreement, the Adviser shall have the right to require the Fund, within 30 days of such termination, to delete from the Series and its name the word "ISG" and (ii) the Adviser or any affiliate of the Adviser shall have the right to grant to other investment companies that it may sponsor or advise the use of the word "ISG" in the name of such investment company.

         12.      Miscellaneous.
                  --------------

                  (a) Amendments. No provision of this Agreement may be changed, waived, discharged or terminated, except by an instrument in writing signed by the party against whom an enforcement of the change, waiver, discharge or termination is sought.

                  (b) Construction. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 10 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law; provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation of the Commission thereunder.

                  (c) Notice. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be effective upon actual receipt by the Fund, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at the address first above written, or at such other place as the Fund may from time to time designate in writing. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Adviser shall be effective upon actual receipt by the Adviser, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at the address first above written, or at such other place as the Adviser may from time to time designate in writing.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                                THE INFINITY MUTUAL FUNDS, INC.



                                                By:___________________________




Attest:____________________

                                                  FIRST AMERICAN NATIONAL BANK



                                                  By:__________________________



Attest:_______________________


                                   SCHEDULE 1


                             Annual Fee as
                             a Percentage of
                             Average Daily                Reapproval              Reapproval
Name of Series                  Net Assets                 Date                       Day
--------------                 ----------               ----------               ----------

ISG Aggressive
 Growth Portfolio                .20 of 1%           December 31, 1999           December 31

ISG Capital
 Growth Fund                     .65 of 1%           December 31, 1999           December 31

ISG Income Fund                  .50 of 1%           December 31, 1999           December 31

ISG Current Income
 Portfolio                       .20 of 1%           December 31, 1999           December 31

ISG Equity Income Fund           .65 of 1%           December 31, 1999           December 31

ISG Equity Value Fund            .75 of 1%           December 31, 1999           December 31

ISG Government
 Income Fund                     .60 of 1%           December 31, 1999           December 31

ISG Government
 Money Market Fund               .25 of 1%           December 31, 1999           December 31

ISG Growth
 Portfolio                       .20 of 1%           December 31, 1999           December 31

ISG Growth &
 Income Portfolio                .20 of 1%           December 31, 1999           December 31

ISG International
 Equity Fund*                        1.00%           December 31, 1999           December 31

ISG Large-Cap
 Equity Fund                     .75 of 1%           December 31, 1999           December 31

ISG Limited
 Term Income
 Fund                            .50 of 1%           December 31, 1999           December 31

* The Adviser has retained Lazard Asset Management as the Series' sub-investment adviser.

ISG Limited Term
 Tennessee Tax-
 Exempt Fund                         .50 of 1%           December 31, 1999           December 31

ISG Limited Term
 U.S. Government
 Fund                                .50 of 1%           December 31, 1999           December 31

ISG Mid-Cap Fund**                       1.00%           December 31, 1999           December 31

ISG Moderate
 Growth & Income
 Portfolio                           .20 of 1%           December 31, 1999           December 31

ISG Municipal
 Income Fund                         .60 of 1%           December 31, 1999           December 31

ISG Prime Money
 Market Fund                         .25 of 1%           December 31, 1999           December 31

ISG Small-Cap
 Opportunity Fund***                 .95 of 1%           December 31, 1999           December 31

ISG Tax-Exempt
 Money Market Fund                   .35 of 1%           December 31, 1999           December 31

ISG Tennessee
 Tax-Exempt Fund                     .50 of 1%           December 31, 1999           December 31

ISG Treasury Money
 Market Fund                         .25 of 1%           December 31, 1999           December 31


** The Adviser has retained Bennett Lawrence Management, LLC as the Series' sub-investment adviser.

*** The Adviser has retained Womack Asset Management, Inc. as the Series' sub-investment adviser.

                                   Exhibit A

   As to each Series, during the period from and including October 1, 1999 (the "Escrow Beginning Date") until the date of approval by shareholders of the Series in conformity with the provisions of the 1940 Act, including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all sub-advisory fees (the "Sub-Advisory Fees") payable under this Agreement shall be paid in accordance with this Exhibit A. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Sub-Advisory Fees payable under this Agreement shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Sub-Advisory Fees (including interest earned on such Sub-Advisory Fees) payable under this Agreement will be paid to the Sub-Adviser only if shareholders of the Series approve the Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Sub-Advisory Fees paid hereunder will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Fund stating that this Agreement, with respect to the Series, has received the requisite shareholder vote. As to each Series, in the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Fund shall execute and deliver to the Escrow Agent, no later than March 31, 2000, a certificate stating that the requisite shareholder vote with respect to the Series has not been obtained and that the Sub-Advisory Fees (and interest) in the Escrow Account should be paid over to the Series. As to each Series, the provisions of this Exhibit A shall terminate and be of no further force and effect, and may be removed from this Agreement, upon (i) the Escrow Termination Date, or (ii) March 31, 2000.

                                   APPENDIX E

              FORM OF NEW SUB-ADVISORY AGREEMENT (ISG MID-CAP FUND)

                                    FORM OF
                        SUB-INVESTMENT ADVISORY AGREEMENT

                   Sub-Investment Advisory Agreement made as of the 1st day of October, l999, between FIRST AMERICAN NATIONAL BANK, a national banking association having its principal office and place of business at First American Center, 315 Deaderick Street, Nashville, Tennessee 37238-0035 (herein called the "Adviser"), and BENNETT LAWRENCE MANAGEMENT, LLC, having its principal office and place of business at 757 Third Avenue, New York, New York 10017(herein called the "Sub-Adviser").

                   WHEREAS, The Infinity Mutual Funds, Inc. (herein called the "Fund") is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

                   WHEREAS, the Fund employs the Adviser to provide advisory services pursuant to an Investment Advisory Agreement dated October 1, 1999 between the Fund and the Adviser (the "Investment Advisory Agreement") with respect to the Fund's portfolio or portfolios set forth on Schedule 1 attached hereto, as such may be revised from time to time (the "Series"; if there are more than one Series to which this Agreement applies, the provisions herein shall apply severally to each such Series); and

                   WHEREAS, the Fund intends to employ BISYS Fund Services Ohio, Inc. (the "Administrator") to act as the Fund's administrator; and

                   WHEREAS, the Adviser, in its capacity as investment adviser to the Series, desires to retain the Sub-Adviser to provide the day-to-day management of the Series' investments, the Fund consents to the Adviser retaining the Sub-Adviser to provide such services, and the Sub-Adviser is willing to perform such services upon the terms and conditions herein set forth;

                   NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

                  1.       Appointment.
                           ------------

                   The Adviser hereby retains the Sub-Adviser to act as sub-investment adviser to the Series for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

                  2.       Services of Sub-Adviser.
                           ------------------------

                   Subject to the oversight and supervision of the Adviser, the Sub-Adviser will provide a continuous investment program for the Series, including investment research and day-to-day management with respect to such Series' assets. The Sub-Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for the Series by the Adviser, the Series' investment objective, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information for the Series, as from time to time in effect, and resolutions of the Fund's Board of Directors. The Fund and the Adviser wish to be informed of important developments materially affecting the Series' portfolio and the Sub-Adviser agrees to furnish to the Fund and the Adviser from time to time such information as may be appropriate for this purpose.

                  3.       Other Covenants.
                           ----------------

                  The Sub-Adviser agrees that it will:

                   (a) comply with all applicable rules and regulations of the Securities and Exchange Commission in performance of its duties as sub-investment adviser for the Series and, in addition, will conduct its activities under this Agreement in accordance with other applicable federal and state law;

                   (b) provide, or cause to be provided, to the Board of Directors of the Fund such reports, statistical data and economic information as may be reasonably requested in connection with the Sub-Adviser's services hereunder;

                   (c) use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                   (d) place orders pursuant to its investment determinations for the Series either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized, subject to the prior approval of the Adviser and the Fund's Board of Directors, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Series which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer as viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to the Series. In addition, the Sub-Adviser is authorized to take into account the sale of the Fund's shares in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser, Sub-Adviser or the Fund's principal underwriter), provided that the Sub-Adviser believes that the quality of the execution and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, Sub-Adviser, the Fund's principal underwriter or any affiliated person of any of the Fund, the Adviser, Sub-Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission and other applicable federal and state laws and regulations;

                   (e) maintain historical tax lots for each portfolio security held by the Series;

                   (f) transmit trades to the Fund's custodian for proper settlement; and

                   (g) prepare a quarterly broker security transaction summary and monthly security transaction listing for each Series.

                  4.       Services Not Exclusive.
                           -----------------------

                   The services furnished by the Sub-Adviser hereunder are deemed not to be exclusive, and the Sub-Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Sub-Adviser to be suitable for two or more Series, investment companies or accounts managed by the Sub-Adviser, the available securities or investments will be allocated in a manner believed by the Sub-Adviser to be equitable to each of them. It is recognized and acknowledged by the Adviser that in some cases this procedure may adversely affect the price paid or received by the Series or the size of the position obtained for or disposed of by Series.

                  5.       Books and Records.
                           ------------------

                   In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the request of the Fund of the Adviser. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

                  6.       Expenses.
                           ---------

                   Except as otherwise stated in this Section 6, the Sub-Adviser shall pay all expenses incurred by it in performing its services and duties as sub-investment adviser. The Adviser hereby agrees that all other expenses to be incurred in the operation of the Fund shall not be borne by the Sub-Adviser. The Adviser and the Fund have agreed that such other expenses will be borne by the Fund, except to the extent specifically assumed by others. The expenses to be borne by the Fund include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, Sub-Adviser or the Administrator, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Series' shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses.

                  7.       Compensation.
                           -------------

                   In consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-Adviser on the first business day of each month, subject to the terms and conditions set forth on Exhibit A attached hereto, the fee at the annual rate set forth opposite the Series' name on Schedule l attached hereto, based on the value of such Series' average daily net assets for the previous month. The Sub-Adviser agrees to accept such fee from the Adviser as full compensation for the services provided and expenses assumed by it pursuant to this Agreement, and acknowledges that it shall not be entitled to any further compensation from any other person in respect of the same.

                   Net asset value shall be computed on such days and at such time or times as described in the Fund's current Prospectus for the Series. The fee for the period from the date of the commencement of the initial public sale of the Series' shares to the end of the month during which such sale shall have been commenced shall be pro-rated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement.

                   For the purpose of determining fees payable to the Sub-Adviser, the value of the Series' net assets shall be computed in the manner specified in the Fund's Charter for the computation of the value of the Series' net assets.

                  8.       Limitation of Liability.
                           ------------------------

                   The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Adviser in connection with the matters to which this Agreement relates, except that the Sub-Adviser shall be liable to the Fund for any loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of the Sub-Adviser's duties or from its reckless disregard of its obligations and duties under this Agreement. Any person, even though also an officer, director, partner, employee or agent of the Sub-Adviser, who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or to the Series, or acting on any business of the Fund or of the Series (other than services or business in connection with the Sub-Adviser's duties as sub-investment adviser hereunder) to be rendering such services to or acting solely for the Fund or the Series and not as an officer, director, partner, employee or agent or one under the control or direction of the Sub-Adviser even though paid by the Sub-Adviser.

                  9.       Term.
                           -----

                  As to each Series, this Agreement shall continue until the date set forth opposite such Series' name on Schedule 1 attached hereto (the "Reapproval Date"), and thereafter shall continue automatically for successive annual periods ending on the day of each year set forth opposite the Series' name on Schedule 1 attached hereto (the "Reapproval Day"), provided such continuance is specifically approved as to a Series at least annually by (a) the Fund's Board of Directors or (b) vote of a majority (as defined in the 1940 Act) of such Series' outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Series, this Agreement may be terminated without penalty (i) by the Fund's Board of Directors or by vote of the holders of a majority of such Series' shares, upon written notice to the Sub-Adviser, (ii) by the Adviser (but only upon the approval of the Fund's Board of Directors) upon 60 days' written notice to the Sub-Adviser (which notice may be waived in writing by the Sub-Adviser), or (iii) by the Sub-Adviser upon not less than 90 days' written notice to the Fund and the Adviser (which notice may be waived in writing by the Fund and the Adviser). This Agreement also will terminate automatically, as to the relevant Series, in the event of its assignment (as defined in the 1940 Act). In addition, notwithstanding anything herein to the contrary, if the Investment Advisory Agreement is terminated for any reason (whether by the Fund, by the Adviser or by operation of law), this Agreement shall terminate with respect to the Series upon the effective date of such termination of the Investment Advisory Agreement.

                  10.      Miscellaneous.
                           --------------

                            (a) Amendments. No provision of this Agreement may
                    be changed, waived, discharged or terminated, except by an instrument in writing signed by the party or parties against whom an enforcement of the change, waiver, discharge or termination is sought.

                            (b) Construction. The captions in this Agreement are
                    included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 10 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law; provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation of the Securities and Exchange Commission thereunder.

                            (c) Notice. Any notice or other instrument in
                    writing, authorized or required by this Agreement to be given to the Fund shall be effective upon actual receipt by the Fund, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at 3435 Stelzer Road, Columbus, Ohio 43219-3035, Attention: Compliance Officer, or at such other place as the Fund may from time to time designate in writing. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Adviser or Sub-Adviser, as the case may be, shall be effective upon actual receipt by the Adviser or Sub-Adviser, as the case may be, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at the address first above written, or at such other place as the Adviser or Sub-Adviser, as the case may be, may from time to time designate in writing.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                            FIRST AMERICAN NATIONAL BANK



                                            By:
                                               --------------------------------



Attest:
       --------------------------------


                                            BENNETT LAWRENCE MANAGEMENT, LLC



                                            By:
                                               --------------------------------



Attest:
       --------------------------------

                                   SCHEDULE 1



                       Annual Fee As
                       a Percentage
                       of Average
Name of Series         Daily Net Assets       Reapproval Date     Reapproval Day
--------------         ----------------       ---------------     --------------
ISG Mid-Cap Fund             *                December 31, 1999   December 31








* .75% on the first $25 million of average aggregate daily net assets; .625% on the next $50 million of such assets; and .50% on assets in excess of $75 million.

                                    EXHIBIT A


         As to each Series, during the period from and including October 1, 1999 (the "Escrow Beginning Date") until the date of approval by shareholders of the Series in conformity with the provisions of the 1940 Act, including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all sub-advisory fees (the "Sub-Advisory Fees") payable under this Agreement shall be paid in accordance with this Exhibit A. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Sub-Advisory Fees payable under this Agreement shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Sub-Advisory Fees (including interest earned on such Sub-Advisory Fees) payable under this Agreement will be paid to the Sub-Adviser only if shareholders of the Series approve the Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Sub-Advisory Fees paid hereunder will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Fund stating that this Agreement, with respect to the Series, has received the requisite shareholder vote. As to each Series, in the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Fund shall execute and deliver to the Escrow Agent, no later than March 31, 2000, a certificate stating that the requisite shareholder vote with respect to the Series has not been obtained and that the Sub-Advisory Fees (and interest) in the Escrow Account should be paid over to the Series. As to each Series, the provisions of this Exhibit A shall terminate and be of no further force and effect, and may be removed from this Agreement, upon (i) the Escrow Termination Date, or (ii) March 31, 2000.

                                   APPENDIX F
       FORM OF NEW SUB-ADVISORY AGREEMENT (ISG INTERNATIONAL EQUITY FUND)

                                    FORM OF
                        SUB-INVESTMENT ADVISORY AGREEMENT

         Sub-Investment Advisory Agreement made as of the 1st day of October, l999, between FIRST AMERICAN NATIONAL BANK, a national banking association having its principal office and place of business at First American Center, 315 Deaderick Street, Nashville, Tennessee 37238-0035 (herein called the "Adviser"), and LAZARD ASSET MANAGEMENT, having its principal office and place of business at 30 Rockefeller Plaza, New York, New York 10020 (herein called the "Sub-Adviser").

         WHEREAS, The Infinity Mutual Funds, Inc. (herein called the "Fund") is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Fund employs the Adviser to provide advisory services pursuant to an Investment Advisory Agreement dated October 1, 1999 between the Fund and the Adviser (the "Investment Advisory Agreement") with respect to the Fund's portfolio or portfolios set forth on Schedule 1 attached hereto, as such may be revised from time to time (the "Series"; if there are more than one Series to which this Agreement applies, the provisions herein shall apply severally to each such Series); and

         WHEREAS, the Fund intends to employ BISYS Fund Services Ohio, Inc. (the "Administrator") to act as the Fund's administrator; and

         WHEREAS, the Adviser, in its capacity as investment adviser to the Series, desires to retain the Sub-Adviser to provide the day-to-day management of the Series' investments, the Fund consents to the Adviser retaining the Sub-Adviser to provide such services, and the Sub-Adviser is willing to perform such services upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:


         1.       Appointment.

         The Adviser hereby retains the Sub-Adviser to act as sub-investment adviser to the Series for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

         2.       Services of Sub-Adviser.

         Subject to the oversight and supervision of the Adviser, the Sub-Adviser will provide a continuous investment program for the Series, including investment research and day-to-day management with respect to such Series' assets. The Sub-Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for the Series by the Adviser, the Series' investment objective, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information for the Series, as from time to time in effect, and resolutions of the Fund's Board of Directors. The Fund and the Adviser wish to be informed of important developments materially affecting the Series' portfolio and the Sub-Adviser agrees to furnish to the Fund and the Adviser from time to time such information as may be appropriate for this purpose.

         3.       Other Covenants.

         The Sub-Adviser agrees that it will:

                  (a) comply with all applicable rules and regulations of the Securities and Exchange Commission in performance of its duties as sub-investment adviser for the Series and, in addition, will conduct its activities under this Agreement in accordance with other applicable federal and state law;

                  (b) provide, or cause to be provided, to the Board of Directors of the Fund such reports, statistical data and economic information as may be reasonably requested in connection with the Sub-Adviser's services hereunder;

                  (c) use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  (d) place orders pursuant to its investment determinations for the Series either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-

Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized, subject to the prior approval of the Adviser and the Fund's Board of Directors, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Series which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer as viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to the Series. In addition, the Sub-Adviser is authorized to take into account the sale of the Fund's shares in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser, Sub-Adviser or the Fund's principal underwriter), provided that the Sub-Adviser believes that the quality of the execution and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, Sub-Adviser, the Fund's principal underwriter or any affiliated person of any of the Fund, the Adviser, Sub-Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission and other applicable federal and state laws and regulations;

                  (e) maintain historical tax lots for each portfolio security held by the Series;

                  (f) transmit trades to the Fund's custodian for proper settlement; and

                  (g) prepare a quarterly broker security transaction summary and monthly security transaction listing for each Series.

         4.       Services Not Exclusive.

         The services furnished by the Sub-Adviser hereunder are deemed not to be exclusive, and the Sub-Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Sub-Adviser to be suitable for two or more Series, investment companies or accounts managed by the Sub-Adviser, the available securities or investments will be allocated in a manner believed by the Sub-Adviser to be equitable to each of them. It is recognized and acknowledged by the Adviser that in some cases this procedure may adversely affect the price paid or received by the Series or the size of the position obtained for or disposed of by Series.

         5.       Books and Records.

         In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the request of the Fund or the Adviser. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

         6.       Expenses.

         Except as otherwise stated in this Section 6, the Sub-Adviser shall pay all expenses incurred by it in performing its services and duties as sub-investment adviser. The Adviser hereby agrees that all other expenses to be incurred in the operation of the Fund shall not be borne by the Sub-Adviser. The Adviser and the Fund have agreed that such other expenses will be borne by the Fund, except to the extent specifically assumed by others. The expenses to be borne by the Fund include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, Sub-Adviser or the Administrator, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Series' shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses.

         7.       Compensation.

         In consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-Adviser on the first business day of each month, subject to the terms and conditions set forth on Exhibit A attached hereto, the fee at the annual rate set forth opposite the Series' name on Schedule l attached hereto, based on the value of such Series' average daily net assets for the previous month. The Sub-Adviser agrees to accept such fee from the Adviser as full compensation for the services provided and expenses assumed by it pursuant to this Agreement, and acknowledges that it shall not be entitled to any further compensation from any other person in respect of the same.

         Net asset value shall be computed on such days and at such time or times as described in the Fund's current Prospectus for the Series. The fee for the period from the date of the commencement of the initial public sale of the Series' shares to the end of the month during which such sale shall have been commenced shall be pro-rated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement.

         For the purpose of determining fees payable to the Sub-Adviser, the value of the Series' net assets shall be computed in the manner specified in the Fund's Charter for the computation of the value of the Series' net assets.

         8.       Limitation of Liability.

         The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Adviser in connection with the matters to which this Agreement relates, except that the Sub-Adviser shall be liable to the Fund for any loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of the Sub-Adviser's duties or from its reckless disregard of its obligations and duties under this Agreement. Any person, even though also an officer, director, partner, employee or agent of the Sub-Adviser, who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or to the Series, or acting on any business of the Fund or of the Series (other than services or business in connection with the Sub-Adviser's duties as sub-investment adviser hereunder) to be rendering such services to or acting solely for the Fund or the Series and not as an officer, director, partner, employee or agent or one under the control or direction of the Sub-Adviser even though paid by the Sub-Adviser.

         9.       Term.

         As to each Series, this Agreement shall continue until the date set forth opposite such Series' name on Schedule 1 attached hereto (the "Reapproval Date"), and thereafter shall continue automatically for successive annual periods ending on the day of each year set forth opposite the Series' name on
Schedule 1 attached hereto (the "Reapproval Day"), provided such continuance is specifically approved as to a Series at least annually by (a) the Fund's Board of Directors or (b) vote of a majority (as defined in the 1940 Act) of such Series' outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Series, this Agreement may be terminated without penalty (i) by the Fund's Board of Directors or by vote of the holders of a majority of such Series' shares, upon written notice to the Sub-Adviser, (ii) by the Adviser (but only upon the approval of the Fund's Board of Directors) upon 60 days' written notice to the Sub-Adviser (which notice may be waived in writing by the Sub-Adviser), or (iii) by the Sub-Adviser upon not less than 90 days' written notice to the Fund and the Adviser (which notice may be waived in writing by the Fund and the Adviser). This Agreement also will terminate automatically, as to the relevant Series, in the event of its assignment (as defined in the 1940 Act). In addition, notwithstanding anything herein to the contrary, if the Investment Advisory Agreement is terminated for any reason (whether by the Fund, by the Adviser or by operation of law), this Agreement shall terminate with respect to the Series upon the effective date of such termination of the Investment Advisory Agreement.

         10.      Miscellaneous.

                  (a) Amendments. No provision of this Agreement may be changed, waived, discharged or terminated, except by an instrument in writing signed by the party or parties against whom an enforcement of the change, waiver, discharge or termination is sought.

                  (b) Construction. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 10 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law; provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation of the Securities and Exchange Commission thereunder.

                  (c) Notice. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be effective upon actual receipt by the Fund, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at 3435 Stelzer Road, Columbus, Ohio 43219-3035,
Attention: Compliance Officer, or at such other place as the Fund may from time to time designate in writing. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Adviser or Sub-Adviser, as the case may be, shall be effective upon actual receipt by the Adviser or Sub-Adviser, as the case may be, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at the address first above written, or at such other place as the Adviser or Sub-Adviser, as the case may be, may from time to time designate in writing.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                            FIRST AMERICAN NATIONAL BANK


                                            By:
                                                --------------------------------


Attest:
        ---------------------------


                                            LAZARD ASSET MANAGEMENT


                                            By:
                                                --------------------------------



Attest:
        ---------------------------

                                   SCHEDULE 1



                              Annual Fee As a
                              Percentage of Average
Name of Series                Daily Net Assets              Reapproval Date                      Reapproval Day
--------------                ----------------              ---------------                      --------------
ISG International             .50 of 1%                     December 31, 1999                    December 31
Equity Fund

                                    EXHIBIT A


         As to each Series, during the period from and including October 1, 1999 (the "Escrow Beginning Date") until the date of approval by shareholders of the Series in conformity with the provisions of the 1940 Act, including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all sub-advisory fees (the "Sub-Advisory Fees") payable under this Agreement shall be paid in accordance with this Exhibit A. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Sub-Advisory Fees payable under this Agreement shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Sub-Advisory Fees (including interest earned on such Sub-Advisory Fees) payable under this Agreement will be paid to the Sub-Adviser only if shareholders of the Series approve the Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Sub-Advisory Fees paid hereunder will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Fund stating that this Agreement, with respect to the Series, has received the requisite shareholder vote. As to each Series, in the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Fund shall execute and deliver to the Escrow Agent, no later than March 31, 2000, a certificate stating that the requisite shareholder vote with respect to the Series has not been obtained and that the Sub-Advisory Fees (and interest) in the Escrow Account should be paid over to the Series. As to each Series, the provisions of this Exhibit A shall terminate and be of no further force and effect, and may be removed from this Agreement, upon (i) the Escrow Termination Date, or (ii) March 31, 2000.

                                   APPENDIX G

       FORM OF NEW SUB-ADVISORY AGREEMENT (ISG SMALL-CAP OPPORTUNITY FUND)

                                    FORM OF
                        SUB-INVESTMENT ADVISORY AGREEMENT

         Sub-Investment Advisory Agreement made as of the 1st day of October, l999, between FIRST AMERICAN NATIONAL BANK, a national banking association having its principal office and place of business at First American Center, 315 Deaderick Street, Nashville, Tennessee 37238-0035 (herein called the "Adviser"), and WOMACK ASSET MANAGEMENT, INC., having its principal office and place of business at 1667 Lelia Drive, Suite 101, Jackson, Mississippi 39216 (herein called the "Sub-Adviser").

         WHEREAS, The Infinity Mutual Funds, Inc. (herein called the "Fund") is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Fund employs the Adviser to provide advisory services pursuant to an Investment Advisory Agreement dated October 1, 1999 between the Fund and the Adviser (the "Investment Advisory Agreement") with respect to the Fund's portfolio or portfolios set forth on Schedule 1 attached hereto, as such may be revised from time to time (the "Series"; if there are more than one Series to which this Agreement applies, the provisions herein shall apply severally to each such Series); and

         WHEREAS, the Fund intends to employ BISYS Fund Services Ohio, Inc. (the "Administrator") to act as the Fund's administrator; and

         WHEREAS, the Adviser, in its capacity as investment adviser to the Series, desires to retain the Sub-Adviser to provide the day-to-day management of the Series' investments, the Fund consents to the Adviser retaining the Sub-Adviser to provide such services, and the Sub-Adviser is willing to perform such services upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

         1.       Appointment.

         The Adviser hereby retains the Sub-Adviser to act as sub-investment adviser to the Series for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

         2.       Services of Sub-Adviser.

         Subject to the oversight and supervision of the Adviser, the Sub-Adviser will provide a continuous investment program for the Series, including investment research and day-to-day management with respect to such Series' assets, other than cash and cash equivalents. The Sub-Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for the Series by the Adviser, the Series' investment objective, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information for the Series, as from time to time in effect, and resolutions of the Fund's Board of Directors. The Fund and the Adviser wish to be informed of important developments materially affecting the Series' portfolio and the Sub-Adviser agrees to furnish to the Fund and the Adviser from time to time such information as may be appropriate for this purpose.

         3.       Other Covenants.

         The Sub-Adviser agrees that it will:

                  (a) comply with all applicable rules and regulations of the Securities and Exchange Commission in performance of its duties as sub-investment adviser for the Series and, in addition, will conduct its activities under this Agreement in accordance with other applicable federal and state law;

                  (b) provide, or cause to be provided, to the Board of Directors of the Fund such reports, statistical data and economic information as may be reasonably requested in connection with the Sub-Adviser's services hereunder;

                  (c) use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  (d) place orders pursuant to its investment determinations for the Series either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-

Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized, subject to the prior approval of the Adviser and the Fund's Board of Directors, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Series which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer as viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to the Series. In addition, the Sub-Adviser is authorized to take into account the sale of the Fund's shares in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser, Sub-Adviser or the Fund's principal underwriter), provided that the Sub-Adviser believes that the quality of the execution and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, Sub-Adviser, the Fund's principal underwriter or any affiliated person of any of the Fund, the Adviser, Sub-Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission and other applicable federal and state laws and regulations;

                  (e) maintain historical tax lots for each portfolio security held by the Series;

                  (f) transmit trades to the Fund's custodian for proper settlement; and

                  (g) prepare a quarterly broker security transaction summary and monthly security transaction listing for each Series.

         4.       Services Not Exclusive.

         The services furnished by the Sub-Adviser hereunder are deemed not to be exclusive, and the Sub-Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Sub-Adviser to be suitable for two or more Series, investment companies or accounts managed by the Sub-Adviser, the available securities or investments will be allocated in a manner believed by the Sub-Adviser to be equitable to each of them. It is recognized and acknowledged by the Adviser that in some cases this procedure may adversely affect the price paid or received by the Series or the size of the position obtained for or disposed of by Series.

         5.       Books and Records.

         In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the request of the Fund of the Adviser. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

         6.       Expenses.

         Except as otherwise stated in this Section 6, the Sub-Adviser shall pay all expenses incurred by it in performing its services and duties as sub-investment adviser. The Adviser hereby agrees that all other expenses to be incurred in the operation of the Fund shall not be borne by the Sub-Adviser. The Adviser and the Fund have agreed that such other expenses will be borne by the Fund, except to the extent specifically assumed by others. The expenses to be borne by the Fund include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, Sub-Adviser or the Administrator, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Series' shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses.

         7.       Compensation.

         In consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-Adviser on the first business day of each month, subject to the terms and conditions set forth on Exhibit A attached hereto, the fee at the annual rate set forth opposite the Series' name on Schedule l attached hereto, based on the value of such Series' average daily net assets for the previous month. The Sub-Adviser agrees to accept such fee from the Adviser as full compensation for the services provided and expenses assumed by it pursuant to this Agreement, and acknowledges that it shall not be entitled to any further compensation from any other person in respect of the same.

         Net asset value shall be computed on such days and at such time or times as described in the Fund's current Prospectus for the Series. The fee for the period from the date of the commencement of the initial public sale of the Series' shares to the end of the month during which such sale shall have been commenced shall be pro-rated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement.

         For the purpose of determining fees payable to the Sub-Adviser, the value of the Series' net assets shall be computed in the manner specified in the Fund's Charter for the computation of the value of the Series' net assets.

         8.       Limitation of Liability.

         The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Adviser in connection with the matters to which this Agreement relates, except that the Sub-Adviser shall be liable to the Fund for any loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of the Sub-Adviser's duties or from its reckless disregard of its obligations and duties under this Agreement. Any person, even though also an officer, director, partner, employee or agent of the Sub-Adviser, who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or to the Series, or acting on any business of the Fund or of the Series (other than services or business in connection with the Sub-Adviser's duties as sub-investment adviser hereunder) to be rendering such services to or acting solely for the Fund or the Series and not as an officer, director, partner, employee or agent or one under the control or direction of the Sub-Adviser even though paid by the Sub-Adviser.

         9.       Term.

         As to each Series, this Agreement shall continue until the date set forth opposite such Series' name on Schedule 1 attached hereto (the "Reapproval Date"), and thereafter shall continue automatically for successive annual periods ending on the day of each year set forth opposite the Series' name on
Schedule 1 attached hereto (the "Reapproval Day"), provided such continuance is specifically approved as to a Series at least annually by (a) the Fund's Board of Directors or (b) vote of a majority (as defined in the 1940 Act) of such Series' outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Series, this Agreement may be terminated without penalty (i) by the Fund's Board of Directors or by vote of the holders of a majority of such Series' shares, upon written notice to the Sub-Adviser, (ii) by the Adviser (but only upon the approval of the Fund's Board of Directors) upon 60 days' written notice to the Sub-Adviser (which notice may be waived in writing by the Sub-Adviser), or (iii) by the Sub-Adviser upon not less than 90 days' written notice to the Fund and the Adviser (which notice may be waived in writing by the Fund and the Adviser). This Agreement also will terminate automatically, as to the relevant Series, in the event of its assignment (as defined in the 1940 Act). In addition, notwithstanding anything herein to the contrary, if the Investment Advisory Agreement is terminated for any reason (whether by the Fund, by the Adviser or by operation of law), this Agreement shall terminate with respect to the Series upon the effective date of such termination of the Investment Advisory Agreement.

         10.      Miscellaneous.

                  (a) Amendments. No provision of this Agreement may be changed, waived, discharged or terminated, except by an instrument in writing signed by the party or parties against whom an enforcement of the change, waiver, discharge or termination is sought.

                  (b) Construction. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 10 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law; provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation of the Securities and Exchange Commission thereunder.

                  (c) Notice. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be effective upon actual receipt by the Fund, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at 3435 Stelzer Road, Columbus, Ohio 43219-3035,
Attention: Compliance Officer, or at such other place as the Fund may from time to time designate in writing. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Adviser or Sub-Adviser, as the case may be, shall be effective upon actual receipt by the Adviser or Sub-Adviser, as the case may be, or on the fourth day after the postmark if such notice or other instrument is mailed via first class postage prepaid, at its office at the address first above written, or at such other place as the Adviser or Sub-Adviser, as the case may be, may from time to time designate in writing.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                            FIRST AMERICAN NATIONAL BANK



                                            By:
                                                --------------------------------


Attest:
        -------------------------------


                                            WOMACK ASSET MANAGEMENT, INC.


                                            By:
                                                --------------------------------


Attest:
        -------------------------------

                                   SCHEDULE 1


                               Annual Fee As a
                               Percentage of Average
Name of Series                 Daily Net Assets              Reapproval Date                     Reapproval Day
--------------                 ----------------              ---------------                     --------------
ISG Small-Cap Opportunity             .35 of 1%              December 31, 1999                   December 31
   Fund

                                    EXHIBIT A


         As to each Series, during the period from and including October 1, 1999 (the "Escrow Beginning Date") until the date of approval by shareholders of the Series in conformity with the provisions of the 1940 Act, including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all sub-advisory fees (the "Sub-Advisory Fees") payable under this Agreement shall be paid in accordance with this Exhibit A. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Sub-Advisory Fees payable under this Agreement shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Sub-Advisory Fees (including interest earned on such Sub-Advisory Fees) payable under this Agreement will be paid to the Sub-Adviser only if shareholders of the Series approve the Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Sub-Advisory Fees paid hereunder will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Fund stating that this Agreement, with respect to the Series, has received the requisite shareholder vote. As to each Series, in the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Fund shall execute and deliver to the Escrow Agent, no later than March 31, 2000, a certificate stating that the requisite shareholder vote with respect to the Series has not been obtained and that the Sub-Advisory Fees (and interest) in the Escrow Account should be paid over to the Series. As to each Series, the provisions of this Exhibit A shall terminate and be of no further force and effect, and may be removed from this Agreement, upon (i) the Escrow Termination Date, or (ii) March 31, 2000.

                                   APPENDIX H


                EXECUTIVE OFFICERS AND DIRECTORS OF AMSOUTH BANK

                                   APPENDIX H

The principal executive officer and directors of AmSouth Bank are listed in the table below. Certain executive officers and directors of AmSouth Bank also hold or have held various positions with bank and non-bank affiliates of AmSouth Bank, including AmSouth Bancorporation.

Name and Position with                            Other business, profession,
AmSouth Bank                                      AmSouth Bank vocation, or employment
------------                                      ------------------------------------
J. Harold Chandler                                Chairman, President & CEO
Director                                          Provident Companies, Inc.
                                                  One Fountain Square
                                                  Chattanooga, Tennessee 37402

James E. Dalton, Jr.                              President and CEO
Director                                          Quorum Health Group, Inc.
                                                  103 Continental Place
                                                  Brentwood, Tennessee 37027

Rodney C. Gilbert                                 Chairman of the Board & CEO
Director                                          Enfinity Corporation
                                                  3700 Old Leeds Road
                                                  Birmingham, Alabama 35213


Elmer B. Harris                                   President and CEO
Director                                          Alabama Power Company
                                                  600 North 18th Street
                                                  Birmingham, Alabama 35291


Victoria Jackson Gregorious                       President and CEO
Director                                          DSS/ProDiesel, Inc.
                                                  922 Main Street
                                                  Nashville, Tennessee 37206

Ronald L. Kuehn, Jr.                              Chairman of the Board, President and CEO
Director                                          Sonat Inc.
                                                  1900 Fifth Avenue North
                                                  Birmingham, Alabama 35203

James R. Malone                                   Chairman and CEO
Director                                          HMI Industries, Inc./Intok Capital, Inc.
                                                  8889 Pelican Bay Boulevard
                                                  Naples, Florida 34108

Claude B. Nielson                                 President and CEO
Director                                          Coca-Cola Bottling Company United, Inc.
                                                  4600 East Lake Boulevard
                                                  Birmingham, Alabama 35217

Dr. Benjamin F. Payton                            President
Director                                          Tuskegee University
                                                  399 Montgomery Road
                                                  Tuskegee, Alabama 36083

C. Dowd Ritter                                    AmSouth Bancorporation
Chairman, President and CEO                       AmSouth Bank
                                                  AmSouth-Sonat Tower
                                                  1900 Fifth Avenue North
                                                  Birmingham, Alabama 35203

Herbert A. Sklenar                                Chairman Emeritus
Director                                          Vulcan Materials Company
                                                  Two Metroplex Drive
                                                  Birmingham, Alabama 35209

Michael C. Baker                                  None
Senior Executive Vice President

O.B. Grayson Hall, Jr.                            None
Executive Vice President

David B. Edmonds                                  None
Executive Vice President

Sloan D. Gibson, IV                               None
Senior Executive Vice President
and Chief Financial Officer

W. Charles Mayer, III                             None
Senior Executive Vice President

Candice W. Rogers                                 Senior Executive Vice President
Senior Executive Vice President

E.W. Stephenson, Jr.                              None
Senior Executive Vice President

Alfred W. Swan, Jr.                               None
Senior Executive Vice President

Stephen A. Yoder                                  None
Executive Vice President
and General Counsel

                          ISG CURRENT INCOME PORTFOLIO

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

         THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Current Income Portfolio on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Current Income Portfolio ("ISG Current Income") to AmSouth Strategic Portfolios: Current Income Portfolio ("AmSouth Current Income") in exchange for Shares of AmSouth Current Income and the assumption by AmSouth Current Income of all of the liabilities of ISG Current Income, followed by the dissolution and liquidation of ISG Current Income and the distribution of Shares of AmSouth Current Income to the shareholders of ISG Current Income.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Current Income Portfolio.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

         Please be sure to sign and date this Proxy.

         ________________________________________
         Signature of Shareholder(s)

         ________________________________________
         Signature of Shareholder(s)

         Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                         ISG TREASURY MONEY MARKET FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

         THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Treasury Money Market Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Treasury Money Market Fund ("ISG Treasury Money Market") to AmSouth Treasury Reserve Money Market Fund ("AmSouth Treasury Reserve Money Market") in exchange for Shares of AmSouth Treasury Reserve Money Market and the assumption by AmSouth Treasury Reserve Money Market of all of the liabilities of ISG Treasury Money Market, followed by the dissolution and liquidation of ISG Treasury Money Market and the distribution of Shares of AmSouth Treasury Reserve Money Market to the shareholders of ISG Treasury Money Market.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                         [ ]                       [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Treasury Money Market Fund.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                         [ ]                       [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                         [ ]                       [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

    Please be sure to sign and date this Proxy.

         ________________________________________
         Signature of Shareholder(s)

         ________________________________________
         Signature of Shareholder(s)

         Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                     ISG MODERATE GROWTH & INCOME PORTFOLIO

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

    THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Moderate Growth & Income Portfolio on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Moderate Growth & Income Portfolio ("ISG Moderate Growth & Income") to AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio ("AmSouth Moderate Growth and Income") in exchange for Shares of AmSouth Moderate Growth and Income and the assumption by AmSouth Moderate Growth and Income of all of the liabilities of ISG Moderate Growth & Income, followed by the dissolution and liquidation of ISG Moderate Growth & Income and the distribution of Shares of AmSouth Moderate Growth and Income to the shareholders of ISG Moderate Growth & Income.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Moderate Growth & Income Portfolio.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                        AGAINST                   ABSTAIN
                  [ ]                         [ ]                      [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

    Please be sure to sign and date this Proxy.

    ________________________________________
    Signature of Shareholder(s)

    ________________________________________
    Signature of Shareholder(s)

    Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                          ISG GROWTH & INCOME PORTFOLIO

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

    THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Growth & Income Portfolio on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Growth & Income Portfolio ("ISG Growth & Income") to AmSouth Strategic
      Portfolios: Growth and Income Portfolio ("AmSouth Growth and Income") in exchange for Shares of AmSouth Growth and Income and the assumption by AmSouth Growth and Income of all of the liabilities of ISG Growth & Income, followed by the dissolution and liquidation of ISG Growth & Income and the distribution of Shares of AmSouth Growth and Income to the shareholders of ISG Growth & Income.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Growth & Income Portfolio.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                              ISG GROWTH PORTFOLIO

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Growth Portfolio on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Growth Portfolio ("ISG Growth") to AmSouth Strategic Portfolios:
      Growth Portfolio ("AmSouth Growth") in exchange for Shares of AmSouth Growth and the assumption by AmSouth Growth of all of the liabilities of ISG Growth, followed by the dissolution and liquidation of ISG Growth and the distribution of Shares of AmSouth Growth to the shareholders of ISG Growth.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Growth Portfolio.

                   FOR                       AGAINST                    ABSTAIN
                   [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                         ISG AGGRESSIVE GROWTH PORTFOLIO

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Aggressive Growth Portfolio on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Aggressive Growth Portfolio ("ISG Aggressive Growth") to AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("AmSouth Aggressive Growth") in exchange for Shares of AmSouth Aggressive Growth and the assumption by AmSouth Aggressive Growth of all of the liabilities of ISG Aggressive Growth, followed by the dissolution and liquidation of ISG Aggressive Growth and the distribution of Shares of AmSouth Aggressive Growth to the shareholders of ISG Aggressive Growth.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Aggressive Growth Portfolio.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                   FOR                       AGAINST                    ABSTAIN
                   [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                ISG MID-CAP FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Mid-Cap Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Mid-Cap Fund ("ISG Mid-Cap") to AmSouth Mid Cap Fund ("AmSouth Mid Cap") in exchange for Shares of AmSouth Mid Cap and the assumption by AmSouth Mid Cap of all of the liabilities of ISG Mid-Cap, followed by the dissolution and liquidation of ISG Mid-Cap and the distribution of Shares of AmSouth Mid Cap to the shareholders of ISG Mid-Cap.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Mid-Cap Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

3b. Approval of a new Sub-Investment Advisory Agreement between Bennett Lawrence Management, LLC, the present sub-adviser to the ISG Mid-Cap Fund, and First American National Bank, with respect to the ISG Mid-Cap Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG Mid-Cap Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) (3)(b) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) (3)(b) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                            ISG LARGE-CAP EQUITY FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Large-Cap Equity Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Large-Cap Equity Fund ("ISG Large-Cap Equity") to AmSouth Large Cap Fund ("AmSouth Large Cap") in exchange for Shares of AmSouth Large Cap and the assumption by AmSouth Large Cap of all of the liabilities of ISG Large-Cap Equity, followed by the dissolution and liquidation of ISG Large-Cap Equity and the distribution of Shares of AmSouth Large Cap to the shareholders of ISG Large-Cap Equity.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Large-Cap Equity Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                          ISG INTERNATIONAL EQUITY FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG International Equity Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG International Equity Fund ("ISG International Equity") to AmSouth International Equity Fund ("AmSouth International Equity") in exchange for Shares of AmSouth International Equity and the assumption by AmSouth International Equity of all of the liabilities of ISG International Equity, followed by the dissolution and liquidation of ISG International Equity and the distribution of Shares of AmSouth International Equity to the shareholders of ISG International Equity.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG International Equity Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

3a. Approval of a new Sub-Investment Advisory Agreement between Lazard Asset Management, the present sub-adviser to the ISG International Equity Fund, and First American National Bank, with respect to the ISG International Equity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for ISG International Equity Fund.

                   FOR                       AGAINST                    ABSTAIN
                   [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2), (3)(a) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2), (3)(a) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                             ISG CAPITAL GROWTH FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Capital Growth Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Capital Growth Fund ("ISG Capital Growth") to AmSouth Capital Growth Fund ("AmSouth Capital Growth") in exchange for Shares of AmSouth Capital Growth and the assumption by AmSouth Capital Growth of all of the liabilities of ISG Capital Growth, followed by the dissolution and liquidation of ISG Capital Growth and the distribution of Shares of AmSouth Capital Growth to the shareholders of ISG Capital Growth.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Capital Growth Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                          ISG TENNESSEE TAX-EXEMPT FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Tennessee Tax-Exempt Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Tennessee Tax-Exempt Fund ("ISG Tennessee Tax-Exempt") to AmSouth Tennessee Tax-Exempt Fund ("AmSouth Tennessee Tax- Exempt") in exchange for Shares of AmSouth Tennessee Tax-Exempt and the assumption by AmSouth Tennessee Tax-Exempt of all of the liabilities of ISG Tennessee Tax-Exempt, followed by the dissolution and liquidation of ISG Tennessee Tax-Exempt and the distribution of Shares of AmSouth Tennessee Tax-Exempt to the shareholders of ISG Tennessee Tax-Exempt.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Tennessee Tax-Exempt Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                   ISG LIMITED TERM TENNESSEE TAX-EXEMPT FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Limited Term Tennessee Tax-Exempt Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Limited Term Tennessee Tax-Exempt Fund ("ISG Limited Term Tennessee Tax-Exempt") to AmSouth Limited Term Tennessee Tax-Exempt Fund ("AmSouth Limited Term Tennessee Tax-Exempt") in exchange for Shares of AmSouth Limited Term Tennessee Tax-Exempt and the assumption by AmSouth Limited Term Tennessee Tax-Exempt of all of the liabilities of ISG Limited Term Tennessee Tax-Exempt, followed by the dissolution and liquidation of ISG Limited Term Tennessee Tax-Exempt and the distribution of Shares of AmSouth Limited Term Tennessee Tax-Exempt to the shareholders of ISG Limited Term Tennessee Tax-Exempt.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Limited Term Tennessee Tax-Exempt Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                      ISG LIMITED TERM U.S. GOVERNMENT FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Limited Term U.S. Government Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Limited Term U.S. Government Fund ("ISG Limited Term U.S. Government") to AmSouth Limited Term U.S. Government Fund ("AmSouth Limited Term U.S. Government") in exchange for Shares of AmSouth Limited Term U.S. Government and the assumption by AmSouth Limited Term U.S. Government of all of the liabilities of ISG Limited Term U.S. Government, followed by the dissolution and liquidation of ISG Limited Term U.S. Government and the distribution of Shares of AmSouth Limited Term U.S. Government to the shareholders of ISG Limited Term U.S. Government.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Limited Term U.S. Government Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                           ISG GOVERNMENT INCOME FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Government Income Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Government Income Fund ("ISG Government Income") to AmSouth Government Income Fund ("AmSouth Government Income") in exchange for Shares of AmSouth Government Income and the assumption by AmSouth Government Income of all of the liabilities of ISG Government Income, followed by the dissolution and liquidation of ISG Government Income and the distribution of Shares of AmSouth Government Income to the shareholders of ISG Government Income.

                   FOR                       AGAINST                    ABSTAIN
                   [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Government Income Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                          ISG LIMITED TERM INCOME FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Limited Term Income Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Limited Term Income Fund ("ISG Limited Term Income") to AmSouth Limited Term Bond Fund ("AmSouth Limited Term Bond") in exchange for Shares of AmSouth Limited Term Bond and the assumption by AmSouth Limited Term Bond of all of the liabilities of ISG Limited Term Income, followed by the dissolution and liquidation of ISG Limited Term Income and the distribution of Shares of AmSouth Limited Term Bond to the shareholders of ISG Limited Term Income.

                    FOR                       AGAINST                    ABSTAIN
                    [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Limited Term Income Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                             ISG EQUITY INCOME FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Equity Income Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Equity Income Fund ("ISG Equity Income") to AmSouth Equity Income Fund ("AmSouth Equity Income") in exchange for Shares of AmSouth Equity Income and the assumption by AmSouth Equity Income of all of the liabilities of ISG Equity Income, followed by the dissolution and liquidation of ISG Equity Income and the distribution of Shares of AmSouth Equity Income to the shareholders of ISG Equity Income.

                   FOR                       AGAINST                    ABSTAIN
                   [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Equity Income Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                            ISG MUNICIPAL INCOME FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Municipal Income Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Municipal Income Fund ("ISG Municipal Income") to AmSouth Municipal Bond Fund ("AmSouth Municipal Bond") in exchange for Shares of AmSouth Municipal Bond and the assumption by AmSouth Municipal Bond of all of the liabilities of ISG Municipal Income, followed by the dissolution and liquidation of ISG Municipal Income and the distribution of Shares of AmSouth Municipal Bond to the shareholders of ISG Municipal Income.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Municipal Income Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                         ISG SMALL-CAP OPPORTUNITY FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Small-Cap Opportunity Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Small-Cap Opportunity Fund ("ISG Small Cap Opportunity") to AmSouth Small Cap Fund ("AmSouth Small Cap") in exchange for Shares of AmSouth Small Cap and the assumption by AmSouth Small Cap of all of the liabilities of ISG Small-Cap Opportunity, followed by the dissolution and liquidation of ISG Small-Cap Opportunity and the distribution of Shares of AmSouth Small Cap to the shareholders of ISG Small-Cap Opportunity.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Small-Cap Opportunity Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

3c. Approval of a new Sub-Investment Advisory Agreement between Womack Asset Management, Inc., the present sub-adviser to the ISG Small-Cap Opportunity Fund, and First American National Bank, with respect to the ISG Small-Cap Opportunity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for the ISG Small-Cap Opportunity Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2), (3)(C) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2), (3)(C) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                        ISG TAX-EXEMPT MONEY MARKET FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Tax-Exempt Money Market Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Tax-Exempt Money Market Fund ("ISG Tax-Exempt Money Market") to AmSouth Tax-Exempt Money Market Fund ("AmSouth Tax-Exempt Money Market") in exchange for Shares of AmSouth Tax-Exempt Money Market and the assumption by AmSouth Tax-Exempt Money Market of all of the liabilities of ISG Tax-Exempt Money Market, followed by the dissolution and liquidation of ISG Tax-Exempt Money Market and the distribution of Shares of AmSouth Tax-Exempt Money Market to the shareholders of ISG Tax-Exempt Money Market.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Tax-Exempt Money Market Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                           ISG PRIME MONEY MARKET FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Prime Money Market Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Prime Money Market Fund ("ISG Prime Money Market") to AmSouth Prime Money Market Fund ("AmSouth Prime Money Market") in exchange for Shares of AmSouth Prime Money Market and the assumption by AmSouth Prime Money Market of all of the liabilities of ISG Prime Money Market, followed by the dissolution and liquidation of ISG Prime Money Market and the distribution of Shares of AmSouth Prime Money Market to the shareholders of ISG Prime Money Market.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Prime Money Market Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.


      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                 ISG INCOME FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 11, 2000

      THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE INFINITY MUTUAL FUNDS, INC. ON BEHALF OF ISG FUNDS ("ISG FUNDS").

The undersigned hereby appoints Rodney Ruehle and Jeffrey C. Cusick, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the ISG Income Fund on February 11, 2000 at TIME a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by and between ISG Funds and AmSouth Funds providing for the transfer of all of the assets of ISG Income Fund ("ISG Income") to AmSouth Bond Fund ("AmSouth Bond") in exchange for Shares of AmSouth Bond and the assumption by AmSouth Bond of all of the liabilities of ISG Income, followed by the dissolution and liquidation of ISG Income and the distribution of Shares of AmSouth Bond to the shareholders of ISG Income.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

2. Approval of a new Investment Advisory Agreement between ISG and First American National Bank, the terms of which are identical in all material respects to the prior investment advisory agreement for the ISG Income Fund.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

4. To transact any other business as may properly come before the meeting or any adjournment thereof.

                  FOR                       AGAINST                    ABSTAIN
                  [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1), (2) AND (4) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR ITEMS (1), (2) AND (4).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


      Please be sure to sign and date this Proxy.

      ________________________________________
      Signature of Shareholder(s)

      ________________________________________
      Signature of Shareholder(s)

      Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

                                       OR

Vote On-Line

1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to Web Site www.proxyvote.com
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of AmSouth Funds dated [_________, 1999] relating to the transfer of assets from the ISG Funds to the corresponding AmSouth Funds as follows:


ISG Current Income Portfolio                               AmSouth Strategic Portfolios: Current Income Portfolio
ISG Treasury Money Market Fund                             AmSouth Treasury Reserve Money Market Fund
ISG Moderate Growth & Income Portfolio                     AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio
ISG Growth & Income Portfolio                              AmSouth Strategic Portfolios: Growth and Income Portfolio
ISG Growth Portfolio                                       AmSouth Strategic Portfolios: Growth Portfolio
ISG Aggressive Growth Portfolio                            AmSouth Strategic Portfolios: Aggressive Growth Portfolio
ISG Mid-Cap Fund                                           AmSouth Mid Cap Fund
ISG Large-Cap Equity Fund                                  AmSouth Large Cap Fund
ISG International Equity Fund                              AmSouth International Equity Fund
ISG Capital Growth Fund                                    AmSouth Capital Growth Fund
ISG Tennessee Tax-Exempt Fund                              AmSouth Tennessee Tax-Exempt Fund
ISG Limited Term Tennessee Tax-Exempt Fund                 AmSouth Limited Term Tennessee Tax-Exempt Fund
ISG Limited Term U.S. Government Fund                      AmSouth Limited Term U.S. Government Fund
ISG Government Income Fund                                 AmSouth Government Income Fund
ISG Limited Term Income Fund                               AmSouth Limited Term Bond Fund
ISG Equity Income Fund                                     AmSouth Equity Income Fund
ISG Municipal Income Fund                                  AmSouth Municipal Bond Fund
ISG Small-Cap Opportunity Fund                             AmSouth Small Cap Fund

ISG Tax-Exempt Money Market Fund                           AmSouth Tax-Exempt Money Market Fund
ISG Prime Money Market Fund                                AmSouth Prime Money Market Fund
ISG Income Fund                                            AmSouth Bond Fund

The Statement of Additional Information for the ISG Funds dated May 1, 1999, and the Statements of Additional Information for the AmSouth Funds dated December 1, 1999 and December 14, 1999 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the [_____________, 1999] Prospectus may be obtained, without charge, by writing ASO Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-852-0045.


         The date of this Statement of Additional Information is [________, 1999].

                                TABLE OF CONTENTS


Other Investment Policies and Techniques ...........................    B-4

Other Risks ........................................................    B-49

Financial Statements of the
combined Funds on a pro-forma
basis for the year ended
July 31, 1999 ......................................................    B-55

OTHER INVESTMENT POLICIES AND TECHNIQUES

Regarding ISG Funds and AmSouth International Equity Fund, AmSouth Mid Cap Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Limited Term U.S. Government Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Limited Term Tennessee Tax-Exempt Fund, AmSouth Treasury Reserve Money Market Fund

Lending Portfolio Securities. (All ISG Funds and AmSouth Funds) From time to time, each Fund may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the relevant Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund can increase its income through the investment of such collateral. Each Fund continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Trust's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

         Options Transactions. (ISG Large-Cap Equity, ISG Capital Growth, ISG Small Cap Opportunity, ISG Mid-Cap, ISG Equity Income, ISG Government Income and ISG International Equity and AmSouth Large Cap, AmSouth Capital Growth, AmSouth Mid Cap and AmSouth International Equity Funds) Each of these Funds may purchase call and put options in respect of specific securities in which the Fund may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.

         The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

         So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Fund as illiquid securities.

         Stock Index Options. (ISG Large-Cap Equity, ISG Capital Growth, ISG Small Cap Opportunity, ISG Mid-Cap, ISG Equity Income and ISG International Equity, AmSouth Large Cap, AmSouth Capital Growth, AmSouth Mid Cap and AmSouth International Equity Funds) Each of these Funds may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         The effectiveness of the Fund's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         When the Fund writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

         Futures Contracts and Options on Futures Contracts. (ISG Large-Cap Equity, ISG Capital Growth, ISG Small-Cap Opportunity, ISG Mid-Cap, ISG Equity Income, ISG International Equity, ISG Tennessee Tax-Exempt and ISG Limited Term Tennessee Tax-Exempt and AmSouth Large Cap, AmSouth Capital Growth, AmSouth Mid Cap, AmSouth International Equity, AmSouth Tennessee Tax-Exempt and AmSouth Limited Term Tennessee Tax-Exempt Funds) None of these Funds will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each of these Funds may engage in futures and options on futures transactions, as described below.

         The commodities transactions of each of these Funds must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of these Funds may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each of these Funds may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

         Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Trust's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

         Although each of these Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Fund's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the

Fund's net investment results if market movements are not as anticipated when the hedge is established.

         Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Fund with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

         Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         Stock Index Futures and Options on Stock Index Futures. (ISG Large-Cap Equity, ISG Capital Growth, ISG Small-Cap Opportunity, ISG Mid-Cap, ISG Equity Income and ISG

International Equity Funds and AmSouth Large Cap, AmSouth Capital Growth, AmSouth Mid Cap and AmSouth International Equity Funds) Each of these Funds may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.

         A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each of these Funds intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

         Each of these Funds may use index futures as a substitute for a comparable market position in the underlying securities.

         Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. (ISG and AmSouth Tennessee Tax-Exempt and AmSouth Limited Term Tennessee Tax-Exempt Funds) Each of these Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position and to hedge against adverse movements in interest rates to the extent of 15% of the value of its net assets.

         To the extent the Fund has invested in interest rate futures contracts or options on interest rate futures contracts as a substitute for a comparable market position, the Fund will be subject to the same investment risks had it purchased the securities underlying the contract.

         Each of these Funds may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. The Fund may sell call options on interest rate futures contracts to partially hedge against declining prices of portfolio securities. The Fund may sell put options on interest rate futures contracts to hedge against increasing prices of the securities which are deliverable upon exercise of the futures contracts.

         Each of these Funds also may sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's investment securities which are the subject of the hedge.

         Future Developments. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

         Foreign Currency Transactions. (ISG and AmSouth International Equity
Fund) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

         Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the ability of the Fund's Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

         Short-Selling. (ISG International Equity Fund and, to a limited extent, ISG Capital Growth, ISG Equity Income, ISG Income, ISG Limited Term Income, ISG Limited Term U.S. Government, ISG Tennessee Tax-Exempt and ISG Limited Term Tennessee Tax-Exempt Funds and AmSouth International Equity Fund and, to a limited extent, AmSouth Capital Growth, AmSouth Limited Term U.S. Government, AmSouth Tennessee Tax-Exempt and AmSouth Limited Term Tennessee Tax-Exempt Funds) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

         Borrowing Money. (All ISG Funds and AmSouth Capital Appreciation Funds, AmSouth Income Funds and AmSouth Money Market Funds) As a fundamental policy, each

Fund is permitted to borrow money in an amount up to 33-1/3% of the value of its total assets. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, such Fund will not make any investments. In addition, each Money Market Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

         Reverse Repurchase Agreements. (ISG Prime Money Market, ISG Treasury Money Market Funds and AmSouth Treasury Reserve Money Market Fund) These Funds may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Fund may be exposed to greater potential fluctuations in the value of its assets and its net asset value per share. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Trust's Directors have considered the risks to each of these Funds and their shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with such Fund's investment objective and management policies. The Fund will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

AmSouth Equity Income Fund, AmSouth Small Cap Fund, AmSouth Bond Fund, AmSouth Government Income Fund, AmSouth Limited Term Bond Fund, AmSouth Municipal Bond Fund, AmSouth Prime Money Market Fund, AmSouth Tax Exempt Money Market Fund

High Quality Investments With Regard to the Money Market Funds. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by AmSouth Bank, Birmingham, Alabama ("AmSouth") the investment adviser to the Trust ("Adviser") to present minimal credit risks under guidelines adopted by the Trust's Trustees.

         With regard to the AmSouth Prime Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. With regard to the AmSouth Tax Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the AmSouth Prime Money Market Fund and the AmSouth Tax Exempt Money Market Fund are hereinafter referred to as "Eligible Securities.")

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

         The Prime Money Market Fund will not invest more than 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a- 7 under the Investment Company Act of 1940 (the "1940 Act"), the Adviser may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bankers' Acceptances and Certificates of Deposit. All of the Funds may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund except the Tax Exempt Fund and the Municipal Bond Fund may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

         High Yield Securities. The Equity Income Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the AmSouth Equity Income Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the AmSouth Equity Income Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Equity Income Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

         Insurance Company Funding Agreements. The AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Prime Money Market Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the AmSouth Bond Fund, AmSouth Limited Term Bond Fund and the AmSouth Prime Money Market Fund invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Prime Money Market Fund will only purchase a Funding Agreement (i) when the Adviser has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, on any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Prime Money Market Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets in the case of the AmSouth Bond Fund and

AmSouth Limited Term Bond Fund, and 10% of such Funds net assets in the case of the AmSouth Prime Money Market Fund. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the AmSouth Prime Money Market Fund, the AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund and the AmSouth Limited Term Bond Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Variable and Floating Rate Notes. The AmSouth Tax Exempt Money Market Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Municipal Bond Fund may acquire variable and floating rate notes, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         For purposes of the AmSouth Tax Exempt Money Market Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Municipal Bond Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         Zero Coupon Obligations. The AmSouth Bond Fund, AmSouth Limited Term Bond Fund and AmSouth Tax Exempt Money Market Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The AmSouth Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the AmSouth Limited Term Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the AmSouth Limited Term Bond Fund's total assets.

         An increase in interest rates will generally reduce the value of the investments in the Income Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

         Foreign Investment. All of the Funds, except the AmSouth Municipal Bond Fund, may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CTDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a

U.S. bank or a foreign bank, Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Adviser or Sub-Adviser believes the risks associated with such investments are minimal.

         Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser or Sub-Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. As discussed in each Prospectus, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the AmSouth Prime Money Market Fund, the AmSouth Tax Exempt Money Market Fund, the AmSouth Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Term Bond Fund or other liquid, high-grade debt securities, in the case of the AmSouth Equity Income Fund and the AmSouth Small Cap Fund. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. Government Obligations. Each of the Funds may invest in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. The Funds also may invest in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those such as GNMA and the Export-Import Bank of the United States, which are supported by the full faith and credit of the U.S. government; others, such as those of FNMA, which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or FHLMC, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser or Sub-Adviser believes that the credit risk with respect thereto is minimal.

The principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S.

government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S.
government.

         When-Issued Securities. As discussed in the Prospectuses, each Fund except the AmSouth Prime Money Market Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The AmSouth Equity Income Fund and the AmSouth Small Cap Fund expect that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser or Sub-Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         Asset-Backed Securities. The Bond Fund, the Limited Term Bond Fund and the Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality.

         Mortgage-Related Securities. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

         Mortgage-Related Securities Issued By Nongovernmental Entities. The AmSouth Government Income Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the AmSouth Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Adviser determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's net assets will be illiquid.

         Collateralized Mortgage Obligations. Mortgage-related securities in which the AmSouth Government Income Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

         CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

         The Stripped Mortgage Securities held by the Fund will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         In reliance on a recent staff interpretation, the Government Income Fund's investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that

(a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Government Income Fund selects CMOs or REMICs that do not meet the above requirements, the Government Income Fund's investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this Statement of Additional Information.

         The AmSouth Government Income Fund expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Government Income Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.

         Convertible Securities. The AmSouth Equity Income Fund and the AmSouth Small Cap Fund may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Equity Income Fund may invest in convertible securities rated "BB" or lower by an NRSRO at the time of investment, or if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         Securities which are rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. There is no lower limit with respect to rating categories for convertible securities in which the Equity Income Fund may invest.

         Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of the AmSouth Equity Income Fund's investment objective may be more dependent on the Sub-Adviser's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Sub-Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

         Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         The AmSouth Equity Income Fund and the AmSouth Small Cap Fund will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Adviser or Sub-Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser or Sub-Adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

         Calls. The AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Adviser's or Sub-Adviser's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Capital Appreciation Funds, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, the AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund and the AmSouth Government Income Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. The AmSouth Tax-Exempt Money Market Fund and the AmSouth Municipal Bond Fund may acquire "puts" with respect to Municipal Securities held in their portfolios, and the Bond Fund and the AmSouth Limited Term Bond Fund may acquire "puts" with respect to debt securities held in their portfolios and the Select Equity Fund may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The AmSouth Tax Exempt Money Market Fund, the AmSouth Municipal Bond Fund, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

         The AmSouth Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

         The AmSouth Tax-Exempt Money Market Fund, the AmSouth Municipal Bond Fund, the AmSouth Limited Term Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The AmSouth Tax Exempt Money Market Fund, the AmSouth Municipal Bond Fund, the AmSouth Limited Term Bond intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

         Futures Contracts and Related Options. The AmSouth Small Cap Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         Successful use of futures by the Funds is also subject to an adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Investment Company Securities. The AmSouth Equity Income Fund, the AmSouth Small Cap Fund, the AmSouth Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Term Bond Fund and the AmSouth Municipal Bond Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Money Market Fund, the AmSouth Treasury Reserve Fund (the "AmSouth Money Market Funds"), the AmSouth Money Market and AmSouth Tax Exempt Money Market Fund may invest in the securities of other money market funds that have similar policies and objectives provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Funds in the AmSouth Money Market Funds or the AmSouth Institutional Money Market Funds, the Adviser and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds or the AmSouth Institutional Money Market Funds that are attributable to those Fund investments. The Adviser and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

         Securities Lending. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued daily by the Adviser or Sub-Adviser and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         Short-Term Trading. The AmSouth Equity Income Fund, the AmSouth Small Cap Fund and the AmSouth Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Adviser or Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

         Municipal Securities. Under normal market conditions, the AmSouth Tax Exempt Fund and the AmSouth Municipal Bond Fund will be primarily invested in bonds (and in the case of the AmSouth Tax-Exempt Money Market

Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the AmSouth Tax-Exempt Money Market Fund will invest at least 80% of its total assets, the Municipal Bond Fund will invest at least 80% of its net assets may invest up to 20% of its net assets in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect regarding individuals.

         Municipal Securities may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectuses of the Tax Exempt Money Market Fund, the Municipal Bond Fund the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

         Municipal Securities purchased by the AmSouth Tax-Exempt Money Market Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of one year but which will, in such event, be subject to a demand feature that will permit the AmSouth Tax Exempt Money Market Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the AmSouth Tax Exempt Fund will approximate their par value.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Municipal Bond Fund nor the Adviser will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

         Although the AmSouth Tax-Exempt Fund and AmSouth Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

         The AmSouth Municipal Bond Fund may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

         Tax-Free Funds. The AmSouth Municipal Bond Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds, but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Adviser will review the quality of master demand notes at least quarterly, and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

         The AmSouth Municipal Bond Fund may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

         The AmSouth Municipal Bond Fund may acquire zero coupon obligations. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments does not exceed 25% of the Municipal Bond Fund's total assets.

         An increase in interest rates will generally reduce the value of the investments in the Municipal Bond Fund and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

         The AmSouth Municipal Bond Fund -- Concentration in Alabama Issuers. The AmSouth Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt form both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

         General Economic Characteristics of Alabama. Alabama ranks twenty-third in the nation in total population, with over four million residents in 1998. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was 0.2% in 1998. Alabama's per capita income in 1998 was $21,442, 81.2% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by Standard and Poor's.

                  Balanced Budget and Pro-Ration Procedures. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

         Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

         Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

                  General Obligation Warrants. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

         The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of
Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

         County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

                  Limited Taxing Authority. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

         Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

                  Priority for Essential Governmental Functions. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

                  Challenge to Education Funding. On January 10, 1997, the Alabama Supreme Court affirmed a lower court ruling which held that an unconstitutional disparity exists among Alabama's public school districts because, among other things, of an inequitable distribution of tax funds among the school districts. In order to comply with the ruling, the Alabama Legislature continues to restructure the public educational system in Alabama, subject to review by the state courts. Any reallocation of funds between school districts arising out of this restructuring could impair the ability of certain districts to service debt.

         INVESTMENT RESTRICTIONS. As noted above, each ISG Fund's investment objective and policies are similar, although not always identical, to those of the corresponding AmSouth Fund. In addition, for the most part, the types of instruments and securities in which they may invest are similar. Likewise, the fundamental investment restrictions adopted by each ISG Fund and the corresponding AmSouth Fund, which may be changed only with shareholder approval, are also similar. However, as summarized below, there are some differences between these investment restrictions. The following discussion is qualified by the disclosure on such subjects contained in the AmSouth Prospectuses and the ISG Prospectuses accompanying and incorporated by reference into this Combined

Prospectus/Proxy Statement, as well as by the disclosure on such subjects contained in the Statements of Additional Information of AmSouth and ISG which are incorporated by reference into this Combined Prospectus/Proxy Statement.

         ISG Funds

         Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 8 through 13 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 14 through 19 as non-fundamental policies which may be changed by vote of a majority of ISG's Directors at any time. No fund may:

         1. Invest in commodities, except that each Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

         3. Borrow money , except that each fund may borrow up to 33-1/3% of the value of its total assets. For purposes of this investment restriction, a Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

         4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and ISG's Board of Directors.

         5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities, and except that the Municipal Income Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt, Tax-Exempt Money Market Fund, Limited Term Income Fund and Income Fund each may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

         6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

         7. Purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         The following investment restrictions numbered 8 and 9 are fundamental policies which apply only the Prime Money Market Fund. The Prime Money Market Fund may not:

         8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Prime Money Market Fund's total assets may be invested without regard to any such limitation, provided that not more than 10% of its assets may be invested in securities issued or guaranteed by any single guarantor of obligations held by the Prime Money Market Fund.

         9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Prime Money Market Fund may invest less than 25% of its assets in bank obligations.

         The following investment restriction number 10 is a fundamental policy which applies to each Fund, except the Strategic Portfolios and Prime Money Market Fund. None of these Funds may:

         10. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that, in the case of the Municipal Income Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund, there shall be no such limitation on the purchase of tax-exempt municipal obligations and, in the case of each Fund, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         The following investment restrictions numbered 11 and 12 are fundamental policies which apply only to the Large-Cap Equity Fund, Small-Cap Opportunity Fund, Mid-Cap Fund, Municipal Income Fund and Government Income Fund. None of these Funds may:

         11. With respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

         12. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Fund's total assets.

         The following investment restriction number 13 is a fundamental policy which applies only to the Strategic Portfolios. None of the Strategic Portfolios may:

         13. Invest less than 25% of the value of its total assets in securities issued by investment companies or invest more than 25% of the value of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

As non-fundamental policies, no fund may:

         14. Invest in the securities of a company for the purpose of exercising management or control, but each Fund will vote (as provided in ISG's charter) the securities it owns as a shareholder in accordance with its views.

         15. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% (10% in the case of the Capital Growth, Equity Income, Income, Limited Term Income, Limited Term U.S. Government, Tennessee Tax-Exempt, Limited Term Tennessee Tax-Exempt and Money market Funds) of the value of the Fund's net assets would be so invested.

         17. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         The following investment restrictions numbered 18 and 19 are noon-fundamental policies which apply to each Fund, except the Strategic Portfolios, Large-Cap Equity Fund, Small-Cap Opportunity Fund, Mid-Cap Fund, International Equity Fund, Municipal Income Fund, Government Income Fund, Prime Money Market fund, Government Money market fund, Treasury Money market Fund and Tax-Exempt Money Market Fund. None of these Funds may:

         18. Purchase, sell or write puts, calls or combinations thereof, except as may be described in the Funds' Prospectus and Statement of Additional Information.

         19. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) is such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

         For purposes of Investment Restriction No. 10, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

AmSouth Funds

AmSouth International Equity Fund, AmSouth Mid-Cap Equity Fund, AmSouth Growth Opportunities Fund, AmSouth Large-Cap Fund, AmSouth Limited Term U.S. Government Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Limited Term Tennessee Tax-Exempt Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Aggressive Growth Portfolio, AmSouth Growth Portfolio, AmSouth Growth and Income Portfolio, AmSouth Moderate Growth and Income Portfolio, AmSouth Current Income Portfolio

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 6 through 9 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 10 through 13 as non-fundamental policies which may be changed by vote of a majority of the Trust's Trustees at any time.

AmSouth International Equity Fund, AmSouth Mid Cap Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Limited Term U.S. Government Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Limited Term Tennessee Tax-Exempt Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Aggressive Growth Portfolio, AmSouth Growth Portfolio, AmSouth Growth and Income Portfolio, AmSouth Moderate Growth and Income Portfolio, AmSouth Current Income Portfolio

         No Fund may:

         1. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the International Equity, Mid Cap Capital Growth, Large Cap, Limited Term U.S. Government, Tennessee Tax-Exempt, and

Limited Term Tennessee Tax-Exempt Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Mid Cap Equity, Capital Growth, and Large Cap Funds).

         2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

         5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.


         The following investment restriction numbered 6 is a fundamental policy which applies only to the Treasury Reserve Money Market Fund. The Treasury Reserve Money Market Fund may not:

         6. Invest in securities other than those issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements related thereto.

         The following investment restriction numbered 7 is a fundamental policy which applies to each of the Tennessee Tax-Exempt and Tennessee Limited Term Tax-Exempt Funds. Neither of these Funds may:

         7. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         The following investment restriction numbered 8 is fundamental for the Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, Limited Term U.S. Government Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. None of these Funds may:

         8. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, Moderate Growth & Income Portfolio, and Current Income Portfolio, there is no limitation with respect to registered investment companies; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.


         The following investment restriction numbered 9 is fundamental for the Mid Cap Fund, Large Cap Fund, Limited Term U.S. Government Fund, Treasury Reserve Money Market Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. No such fund may:

         9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities of other investment companies.

AmSouth International Equity Fund, AmSouth Mid Cap Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Limited Term U.S. Government Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Limited Term Tennessee Tax-Exempt Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Aggressive Growth Portfolio, AmSouth Growth Portfolio, AmSouth Growth and Income Portfolio, AmSouth Moderate Growth and Income Portfolio, AmSouth Current Income Portfolio

         None of the Funds may:

         10. Invest in the securities of a company for the purpose of exercising management or control.

         11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

         12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         None of the International Equity, Capital Growth, Tennessee Tax-Exempt, and Limited Term Tennessee Tax-Exempt Funds will:

         13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

AmSouth Prime Obligations Fund, AmSouth Tax Exempt Fund, AmSouth Municipal Bond Fund, AmSouth Limited Maturity Fund, AmSouth Government Income Fund, AmSouth Bond Fund, AmSouth Small Cap Fund, AmSouth Equity Income Fund:

         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information).

The Prime Money Market Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Prime Money Market Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Prime Money Market Fund's total assets may be invested without regard to such 5% limitation. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         2. Purchase any securities which would cause more than 25% of the value of the Prime Money Market Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

The Tax Exempt Money Market Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Tax Exempt Money Market Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

         2. Purchase any securities which would cause 25% or more of the Tax Exempt Money Market Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         3. Acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax Exempt Money Market Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax Exempt Money Market Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom the Tax Exempt Fund will look for payment of the exercise price.

         4. Acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Tax Exempt Fund's assets.

         The Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Municipal Bond Fund, the Equity Income Fund and the Small Cap Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         The Bond Fund, the Government Income Fund, the Limited Term Bond Fund, the Municipal Bond Fund, the Equity Income Fund and the Small Cap Fund may not:

         1. Purchase any securities which would cause more than 25% of the value of such Income Fund's, Equity Income Fund's or Small Cap Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Bond Fund, the Limited Term Bond Fund and the Municipal Bond Fund there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         The Municipal Bond Fund may not:

         1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

         The Prime Money Market Fund, the Tax Exempt Fund, the Bond Fund, the Government Income Fund, the Limited Term Bond Fund, the Municipal Bond Fund, the Equity Income Fund, and the Small Cap Fund may not:

         1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         2. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         None of the AmSouth Prime Money Market Fund, AmSouth Tax Exempt Money Market Fund, AmSouth Municipal Bond Fund, AmSouth Limited Term Fund, AmSouth Government Income Fund, AmSouth Bond Fund, AmSouth Small Cap Fund, AmSouth Equity Income Fund may:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap Fund, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap Fund and the Equity Income Fund);

         3. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets;

provided, however, that the Equity Income Fund, the Small Cap Fund and the Income Funds may purchase securities of a money market fund, including securities of both the Prime Money Market Fund and the AmSouth Treasury Reserve Fund (and in the case of the Tax-Free Funds, securities of the Tax Exempt Money Market Fund) and the Tax Exempt Money Market Fund and the Prime Money Market Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to each such Fund, immediately after such purchase, the acquiring Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets;

         4. Invest in any issuer for purposes of exercising control or management;

         5. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; and

         6. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         The Prime Money Market Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The Prime Money Market Fund, the Tax Exempt Money Market Fund and the Municipal Bond Fund may not write or purchase call options. None of the Funds may write put options. The Prime Money Market Fund and the Equity Income Fund may not purchase put options. The Tax Exempt Money Market Fund and the Municipal Bond Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation. As a non-fundamental investment restriction with respect to the Small Cap Fund only, the Small Cap Fund may not write or purchase put options.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Additional Investment Restrictions

         The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: The AmSouth Prime Money Market Fund, AmSouth Tax Exempt Money Market Fund, AmSouth Municipal Bond Fund, AmSouth Limited Term Bond Fund, AmSouth Government Income Fund, AmSouth Bond Fund, AmSouth Small Cap Fund,

AmSouth Equity Income Fund will not invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

ADDITIONAL INVESTMENT RISKS

         Both the ISG and AmSouth money market funds intend to comply with Rule 2a-7 under the 1940 Act. Shares of each Fund are priced pursuant to the amortized cost method whereby each Fund seeks to maintain its net asset value per share at $1.00. There can be, however, no assurance that a stable net asset value of $1.00 per share will be maintained.

         Investments by both the ISG Funds and the AmSouth Funds in obligations of certain agencies and instrumentalities of the U.S. Government may not be guaranteed by the full faith and credit of the U.S. Treasury, and there can be no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         As in the case of mortgage-related securities, loan participations and certain asset-backed securities are subject to prepayments and there can be no assurance that an ISG Fund or an AmSouth Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as the original investment.

         With regard to loan participations, although an ISG or AmSouth Fund's ability to receive payments of principal and interest in connection with a particular loan is primarily dependent on the financial condition of the underlying borrower, the lending institution or bank may provide assistance in collecting interest and principal from the borrower and in enforcing its rights against the borrower in the event of a default. In selecting loan participations on behalf of an ISG or AmSouth Fund, the Advisor evaluates the creditworthiness of both the borrower and the loan originator and will treat both as an "issuer" of the loan participation for purposes of the Fund's investment policies and restrictions.

         Certain risks are inherent in both ISG and AmSouth Tennessee Tax-Exempt and ISG and AmSouth Limited Term Tennessee Tax-Exempt's concentrated investment in Tennessee Municipal Securities, which may make an investment in such Funds riskier than an investment in other types of funds. The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

         Tennessee's fiscal year 1997-98 budget completed a six year plan for funding of improvements in the Basic Education Program for public schools and of teacher salary equalization, funded certain crime legislation aimed at juvenile crime, and expanded TennCare enrollment to all children without access to health insurance. The reduction in retirement contributions sufficient to fund contingency appropriations for a compound cost-of-living retirement adjustment, a 3.6% retirement adjustment, and a 1.5% salary increase for state employees, teachers and higher education was confirmed effective January 1, 1998. The General Assembly approved $60.8 million in general obligation bonds (excluding highway bonds), of which $24.8 million was for higher education projects, to fund part of the $93.1 million capital projects program.

         A budget transfer of $43 million from the Tennessee Housing Development Agency dedicated tax revenues, reserves and other funds was made as of June 30, 1998, to the State's General Fund. Such transfer did not impact the ratings on the Agency's outstanding debt.

         The Governor's $15.4 billion budget for fiscal year 1998-99 was amended and approved April 29, 1998. The budget includes a 1,049 reduction in then existing staff positions and an increase of 406 positions necessary for recommended improvements. The base budget includes a $57.1 million reduction in expenditures from General Fund taxes ($66.2 million from all tax sources). The improvement budget of $370 million from General Fund taxes includes $66.3 million for the Basic Education Program for public schools; $20.3 million for higher education operating budgets; $67.8 million for TennCare; $21 million for new prison beds and operating requirements; and a 2% salary increase effective January 1, 1999. The Governor recommended and the General Assembly passed $265.5 million in general obligation bonds (excluding highway bonds), of which $196.2 million is for higher education projects, to fund part of the $322.7 million capital projects program.

         On February 8, 1999, the Funding Board reported to the Governor and the Chairmen of the Finance, Ways & Means Committees of the Tennessee General Assembly its revised consensus revenue estimates for fiscal year 1998-99 and the first estimates for fiscal year 1999-2000, which became the basis for the fiscal year 1998-99 revised estimates and the estimates for fiscal year 1999-2000. The growth estimates for fiscal year 1998-99 for the General Fund taxes range from 2.25% to 2.75% and for all tax collections range from 2.5% to 3.0%. The budget document for fiscal year 1999-2000 estimates growth of 2.43% in 1998-99 which is $69.8 million less than the budgeted estimate. The shortfall is offset by fiscal year 1997-98's surplus and available reserves in the current year.

         Revenue collections for the six months of August 1998 through January 1999 increased by 3.36% over the same period last year. General Fund collections are $2.6 billion which is $20.2 million less than budgeted. The undercollection was in the franchise and excise taxes.

         The estimated financial effects of the Governor's proposed "Tax Relief & Fairness Act of 1999", which repeals the sales tax on grocery food and replaces the franchise and excise taxes with the "fair business tax" -a 2.5% tax on business compensation and profits (with a $50,000 exemption on each), are included in the 1999-2000 budget. The budget contemplates a net revenue increase from the 1999 Tax Bill of $406 million in General Fund revenue consisting of $40.6 million to the Reserve for Revenue Fluctuations and $365.4 million to fund the 1999-2000 budget.

         The $16.568 billion budget recommended for fiscal year 1999-2000 includes no growth in positions. The base budget includes $42.3 million to fund supplemental appropriations. The improvement budget of $416 million from general fund taxes includes $68.9 million for the Basic Education Program for public schools; $25.6 million for higher education operating budgets; $142.3 million for TennCare; $13.6 million for new prison beds and local jail beds; $20 million for state employee compensation issues; and $26 million for a 1.7% salary increase effective January 1, 2000 for state employees, teachers and higher education employees. The Governor recommended $166.5 million in general obligation bonds (excluding highway bonds), of which $75.9 million is for higher education projects, to fund part of the $246.9 million capital projects program.

         Investment in ISG Capital Growth, AmSouth Growth Opportunities, ISG Equity Income and AmSouth Equity Income entails certain risks. These Funds are permitted to invest, to a limited extent, in securities rated as low as Ba by Moody's or BB by S&P, Fitch or Duff. Such securities, though higher yielding, are characterized by risk. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

         Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities are considered by S&P, Moody's, Fitch and Duff generally to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

         Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

         Because there is no established retail secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Funds' ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

         These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

         ISG Capital Growth, AmSouth Capital Growth, ISG Equity Income and AmSouth Equity Income may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Funds do not have any arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities. Such zero coupon securities carry an additional risk in that, unlike securities which pay interest throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Funds may obtain no return at all on its investment.

         Regarding ISG Capital Growth, AmSouth Capital Growth, ISG Limited Term U.S. Government, AmSouth Limited Term U.S. Government, ISG Equity Income, AmSouth Equity Income, ISG Limited Term Income, AmSouth Limited Term Bond, ISG Income, AmSouth Bond, ISG Government Income and AmSouth Government Income, mortgage-related securities in which these Funds may invest are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile. No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Trust's Board of Directors. In accordance with such guidelines, the Adviser will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

         Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Funds, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Funds. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease significantly, the Funds' effective duration, and thus sensitivity to interest rate fluctuations, would increase.

         Regarding all ISG and AmSouth Funds except the Strategic Portfolios, investment decisions for each Fund are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------



1.       BASIS OF COMBINATION:
         ---------------------

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of eight investment portfolios offered by the AmSouth Funds (the "AmSouth Funds"): AmSouth Prime Money Market Fund, the AmSouth Tax-Exempt Money Market Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Bond Fund, the AmSouth Municipal Bond Fund, the AmSouth Equity Income Fund and the AmSouth Small Cap Fund (the "AmSouth Funds") and eight investment portfolios offered by the Infinity Mutual Funds, Inc., ISG Funds: the ISG Prime Money Market Fund, the ISG Tax-Exempt Money Market Fund, the ISG Limited Term Income Fund, the ISG Government Income Fund, the ISG Income Fund, the ISG Municipal Income Fund, the ISG Equity Income Fund, and the ISG Small-Cap Opportunity Fund (the "ISG Funds"), (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of and for the year ended July 31, 1999. These statements have been derived from books and records utilized in calculating daily net asset value at July 31, 1999.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable ISG Funds will become the assets and liabilities of the corresponding AmSouth Fund (see table below):

         ISG Prime Money Market Fund                        AmSouth Prime Money Market Fund
         ISG Tax-Exempt Money Market Fund                   AmSouth Tax-Exempt Money Market Fund
         ISG Limited Term Income Fund                       AmSouth Limited Term Bond Fund
         ISG Government Income Fund                         AmSouth Government Income Fund
         ISG Income Fund                                    AmSouth Bond Fund
         ISG Municipal Income Fund                          AmSouth Municipal Bond Fund
         ISG Equity Income Fund                             AmSouth Equity Income Fund
         ISG Small-Cap Opportunity                          AmSouth Small Cap Fund

         In exchange for the transfer of assets and liabilities, the Company will issue to the ISG Funds full and fractional shares of the corresponding AmSouth Funds, and the ISG Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the AmSouth Funds so issued will be equal in value to the full and fractional shares of the ISG Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of ISG Funds will attach to the AmSouth Funds and may thereafter be enforced against the AmSouth Funds to the same extent as if the AmSouth Funds had incurred them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


accepted accounting principles, the basis on the part of the AmSouth
Funds, of the assets of the ISG Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The AmSouth Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the AmSouth Funds of the assets of the ISG Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the AmSouth Funds in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the AmSouth Funds shares issued, and such costs. For accounting purposes, the AmSouth Funds are the surviving portfolios of this Reorganization, except for the ISG Equity Income Fund and the AmSouth Equity Income Fund, where the ISG Fund will be the accounting survivor. The pro forma statements reflect the combined results of operations of the ISG Funds and the AmSouth Funds. However, should such Reorganization be effected, the statements of operations of the AmSouth Funds will not be restated for pre-combination period results of the corresponding ISG Funds.

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The AmSouth Funds and the ISG Funds are each separate portfolios of the AmSouth Mutual Funds and The Infinity Mutual Funds, Inc, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

         AmSouth Prime Money Market Funds seeks current income with liquidity and stability of principal.

         ISG Prime Money Market Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

         AmSouth Tax-Exempt Money Market Fund seeks to produce as high a level of current interest income exempt from Federal income taxes as is consistent with the preservation of capital and relative stability of principal.

         ISG Tax-Exempt Money Market Fund seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

         AmSouth Limited Term Bond Fund seeks current income, consistent with the preservation of capital.

         ISG Limited Term Income Fund seeks to provide investors with current income without

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------

         assuming undue risk.

         AmSouth Government Income Fund seeks current income consistent with the preservation of capital.

         ISG Government Income Fund seeks to provide investors with current income.

         AmSouth Bond Fund seeks current income consistent with the preservation of capital

         ISG Income Fund seeks to provide investor with current income without assuming undue risk.

         AmSouth Municipal Bond Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with the preservation of capital.

         ISG Municipal Income Fund seeks to provide investors with dividend income exempt from Federal income tax.

         AmSouth Equity Income Fund seeks above average income and capital appreciation.

         ISG Equity Income Fund seeks to provide investor with current income and capital appreciation.

         AmSouth Small Cap Fund seeks capital appreciation.

         ISG Small-Cap Opportunity Fund seeks to provide investors with capital appreciation.

         EXPENSES
         --------

         AmSouth Bank serves as the AmSouth Funds' investment advisor and custodian. Rockhaven Asset Management, LLC, serves as sub-investment advisor to the AmSouth Equity Income Fund. Sawgrass Assets Management, LLC serves as sub-investment advisor to the AmSouth Small Cap Fund. ASO Services Company ("ASO") serves as the administrator and mutual fund accountant for the AmSouth Funds. AmSouth and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (BISYS) serve as sub-administrators to the AmSouth Funds. BISYS Fund Services Ohio ("BISYS Ohio") serves as the transfer and dividend disbursing agent for the AmSouth Funds. ASO, BISYS and BISYS Ohio are subsidiaries of The BISYS Group, Inc.



ISG Funds:
----------

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------

         The ISG Funds issue three classes of shares, Institutional Shares, Class A Shares and Class B Shares (except for the Tax-Exempt Money Market Fund which does not offer Class B Shares), which have rights and privileges analogous to those of the AmSouth Funds' Trust Shares, Class A Shares and Class B Shares, respectively.

         Under the terms of the investment advisory agreement between the ISG Funds and First American National Bank ("FANB"), FANB is entitled to receive fees computed at an annual rate based on each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the period from August 1, 1998 to December 13, 1999, ParkSouth Corporation (ParkSouth) was the investment advisor to the DG Prime Money Market Fund (now the ISG Money Market Fund), the DG Municipal Income Fund (now the ISG Municipal Income Fund) and the DG Opportunity Fund (now the ISG Small-Cap Opportunity Fund). ParkSouth received a fee for its services at an annual rate of 0.50%, 0.60% and 0.95% of each respective Fund's daily average net assets. Womack Asset Management, Inc. serves as the sub-investment advisor to the ISG Small-Cap Opportunity Fund and receives a fee from FANB paid at the annual rate of 0.35% of the Fund's average daily net assets. For the year ended July 31, 1999, total investment advisory fees incurred by the ISG Funds were as follows:

                                                Percentage Fee          Total Fees             Fees Waived
                                                --------------          ----------             -----------

Prime Money Market*                                  0.25%
Tax-Exempt Money Market                              0.35%
Limited Term Income                                  0.50%
Government Income                                    0.60%
Income                                               0.50%
Municipal Income*                                    0.60%
Equity Income                                        0.65%
Small-Cap Opportunity*                               0.95%

* Amounts include fees incurred by the funds payable to ParkSouth for the period of August 1, 1998 to December 13, 1998.

AmSouth Funds:
--------------

         The AmSouth Funds offer three classes of shares: Trust Shares, Class A Shares and B Shares (except for the Tax-Exempt Money Market Fund and Government Income Fund which do not offer B Shares; effective with the Closing Date of the Reorganization, the Government Income Fund will offer B Shares. For pro forma purposes, the Combining Pro Forma Statement of Assets and Liabilities and Statement of Operations include B Share operations for the period presented for the Government Income Fund). Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------

privilege of each class of shares. Class A Shares are subject to an initial sales charge upon purchase. Class B Shares are subject to a contingent deferred sales change (CDSC) upon redemption.

         Under the terms of the investment advisory agreement, AmSouth Bank is entitled to receive fees computed at the annual rate based on each Fund's average daily net assets (see table below). Rockhaven Asset Management, LLC, serves as sub-investment advisor to the AmSouth Equity Income Fund and receives an annual fee from AmSouth Bank of 0.48% of the average daily net assets of the Fund. Sawgrass Assets Management, LLC serves as sub-investment advisor to the AmSouth Small Cap Fund and receives an annual fee from AmSouth Bank of 0.84% of the average daily net assets of the Fund. Such fees are accrued daily and paid monthly. For the year ended July 31, 1999, total investment advisory fees incurred by the AmSouth Funds were as follows:

                                                    Percentage Fee         Total Fees         Fees Waived
                                                    --------------         ----------         -----------

Prime Money Market                                       0.40%                 $2,765                   -
Tax-Exempt Money Market                                  0.40%                    383                $192
Limited Term Bond                                        0.65%                    735                 170
Government Income                                        0.65%                     62                  33
Bond                                                     0.65%                  2,319                 535
Municipal Bond                                           0.65%                  2,121                 816
Equity Income                                            0.80%                    325                   -
Small Cap                                                1.20%                    127                   -

         Under the terms of the administration agreement, ASO's fees are computed at the annual rate of 0.20% of each Fund's daily average net assets. For the year ended July 31, 1999, the administration fees incurred by the AmSouth Funds were as follows:

                                                     Total Fees             Fees Waived
                                                     ----------             -----------

Prime Money Market                                       $1,383                       -
Tax-Exempt Money Market                                     192                       -
Limited Term Bond                                           226                     $90
Government Income                                            19                      10
Bond                                                        714                     285
Municipal Bond                                              653                     261
Equity Income                                                81                       -
Small Cap                                                    21                      21

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------



         PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS
         ----------------------------------------------------

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ISG Funds were included in the AmSouth Funds for the year ended July 31, 1999. Investment advisory, administration, 12b-1, shareholder service, accounting and custodian fees in the pro forma combined column are calculated at the rates in effect for the AmSouth Funds based upon the combined net assets of the corresponding ISG Funds and the AmSouth Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

         The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at July 31, 1999.


2.  PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:
    ----------------------------------------------------------------

         Investments of the Prime Money Market and Tax-Exempt Money Market Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

         Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the remaining Funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

         Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.


3.  CAPITAL SHARES:
    ---------------

         The pro forma net asset values per share assume the issuance of shares of the AmSouth Funds, which would have occurred at July 31, 1999 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                 (CONTINUED)

                                  AMSOUTH FUNDS
                                    ISG FUNDS

                     Note to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------

----------------------------------------- -------------------- ------------------------ -----------------------

                                                 Shares            Additional Shares
                                             Outstanding at          Assumed in the         Pro Forma Shares
                                             July 31, 1999           Reorganization         at July 31, 1999
                                                (000's)                  (000's)                 (000's)
----------------------------------------- -------------------- ------------------------ -----------------------
Prime Money Market                              673,222
----------------------------------------- -------------------- ------------------------ -----------------------
Tax-Exempt Money Market                         96,725
----------------------------------------- -------------------- ------------------------ -----------------------
Limited Term Bond                               11,067
----------------------------------------- -------------------- ------------------------ -----------------------
Government Income                                 893
----------------------------------------- -------------------- ------------------------ -----------------------
Bond                                            36,681
----------------------------------------- -------------------- ------------------------ -----------------------
Municipal Income                                32,832
----------------------------------------- -------------------- ------------------------ -----------------------
Equity Income                                    3,082
----------------------------------------- -------------------- ------------------------ -----------------------
Small Cap                                        2,821
----------------------------------------- -------------------- ------------------------ -----------------------

                                 (CONTINUED)

                             AMSOUTH SMALL CAP FUND
                         ISG SMALL-CAP OPPORTUNITY FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                    07/31/99
                                   (UNAUDITED)


                                                                                ISG                              PRO FORMA
                                                             AMSOUTH          SMALL-CAP        PRO FORMA         COMBINED
                                                            SMALL CAP        OPPORTUNITY      ADJUSTMENTS        (NOTE 1)
                                                           ------------     -------------   --------------    --------------

ASSETS:
          Investment in securities, at value
          (cost $21,396 and $91,042, respectively)          $   24,019        $  102,507        $     --        $  126,526
          Interest and dividends receivable                          2                12              --                14
          Receivable for capital shares sold                        12              --                --                12
          Receivable from investment adviser                      --                  22              --                22
          Receivable from brokers for investments sold           1,343               421              --             1,764
          Other assets                                               6                25              --                31

                                                            ----------        ----------        ----------      ----------
      TOTAL ASSETS                                              25,382           102,987              --           128,369
                                                            ----------        ----------        ----------      ----------

LIABILITIES:
          Payable for capital shares redeemed                     --                   1              --                 1
          Payable to brokers for investments purchased           1,584               394              --             1,978
          Accrued expenses:
               Advisory fees                                        12                88              --               100
               Administration fees                                --                   2              --                 2
               Distribution fees                                     1                14              --                15
               Accounting fees                                    --                   1              --                 1
               Transfer agent fees                                   1                 4              --                 5
               Custodian fees                                     --                   4              --                 4
               Other                                                 5                15              --                20
                                                            ----------        ----------        ----------      ----------
      TOTAL LIABILITIES                                          1,603               523              --             2,126
                                                            ----------        ----------        ----------      ----------

NET ASSETS
          Class A Shares                                         1,073             9,649              --            10,722
          Class B Shares                                           929               311              --             1,240
          Institutional Shares                                  21,777            92,504              --           114,281
                                                            ==========        ==========        ==========      ==========
                                                            $   23,779        $  102,464        $     --        $  126,243
                                                            ==========        ==========        ==========      ==========

CAPITAL SHARES OUTSTANDING
          Class A Shares                                           128               723               426 (a)       1,277
          Class B Shares                                           112                23                14 (a)         149
          Institutional Shares                                   2,581             6,932             4,028 (a)      13,541
                                                            ==========        ==========        ==========      ==========
                                                                 2,821             7,678             4,468 (a)      14,967
                                                            ==========        ==========        ==========      ==========

NET ASSET VALUE
      Class A Shares - redemption price per share           $     8.40        $    13.36                        $     8.40
                                                            ----------        ----------                        ==========
      Class A Shares - maximum sales charge                       4.50%             4.75%                             4.50%
                                                            ----------        ----------                        ==========
      Class A Shares - POP                                  $     8.80        $    14.03                        $     8.80
                                                            ==========        ==========                        ==========
      Class B Shares - offering price per share*            $     8.31        $    13.28                        $     8.31
                                                            ==========        ==========                        ==========
      Institutional Shares - offering and redemption
          price per share                                   $     8.44        $    13.35                        $     8.44
                                                            ==========        ==========                        ==========


COMPOSITION OF NET ASSETS
      Capital                                               $   23,927        $   96,999        $     --        $  120,926
      Undistributed (distributions in excess of)                    (1)           (1,225)             --            (1,226)
          net investment income
      Undistributed net realized gains/(loss)                   (2,770)           (4,775)             --            (7,545)
          from investment transactions
      Net unrealized appreciation of investments                 2,623            11,465              --            14,088
                                                            ----------        ----------        ----------      ----------

          NET ASSETS, JULY 31, 1999                         $   23,779        $  102,464        $     --        $  126,243
                                                            ==========        ==========        ==========      ==========

* Redemption price per share varies by length of time shares are held.

(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.

                             AMSOUTH SMALL CAP FUND
                         ISG SMALL-CAP OPPORTUNITY FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    07/31/99
                                  (UNAUDITED)

                                                                                                           ISG          PRO FORMA
                                                                       AMSOUTH         SMALL-CAP         PRO FORMA       COMBINED
                                                                      SMALL CAP       OPPORTUNITY       ADJUSTMENTS      (NOTE 1)
                                                                    -------------    -------------     -------------   ------------

INVESTMENT INCOME:
             Interest Income                                           $     37         $    584         $   --           $    621
             Dividend Income                                                 24              144             --                168
             Income from securities lending                                --                  7               (7)(m)         --
                                                                       --------         --------         --------         --------
                                                                             61              735               (7)             789
                                                                       --------         --------         --------         --------

EXPENSES:
             Advisory fees                                                  127              948              250 (a)        1,325
             Administration fees                                             21              131               69 (b)          221
             Shareholder servicing fees (Class A Shares)                      3               65               43 (c)          111
             Shareholder servicing fees (Class B Shares)                   --               --                  2 (d)            2
             Shareholder servicing fees (Institutional Shares)             --                 85               13 (e)           98
             12b-1 fees (Class A Shares)                                   --                 19              (19)(f)         --
             12b-1 fees (Class B Shares)                                      9                1               (3)(g)            7
             Accounting fees                                                 54               34              (65)(h)           23
             Transfer agent fees                                             33               78              (49)(i)           62
             Custodian fees                                                   1               10               19 (j)           30
             Trustee fees and expenses                                     --                  1             --                  1
             Other expenses                                                  17               87              (29)(k)           75

                                                                       --------         --------         --------         --------
       TOTAL EXPENSES:                                                      265            1,459              232            1,956
             Less Waivers
                Advisory fees                                              --               --               --               --
                Administration fees                                         (21)            --                 21 (b)         --
                12b-1 fees (Class A Shares)                                --                (19)              19 (f)         --
                Accounting Fees                                             (50)            --                 50 (h)         --
                Transfer agent fees                                         (30)            --                 30 (i)         --
                Reimbursements                                               (4)             (79)              83 (l)         --

                                                                       --------         --------         --------         --------
       NET EXPENSES:                                                        160            1,361              435            1,956

                                                                       --------         --------         --------         --------
       NET INVESTMENT INCOME (LOSS)                                         (99)            (626)            (442)          (1,167)
                                                                       --------         --------         --------         --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
       Investments:
       Net realized gains (losses) from investment transactions          (2,191)          (3,660)            --             (5,851)
       Net change in unrealized appreciation (depreciation)
             from investments                                             2,703             --               --              2,703
                                                                       --------         --------         --------         --------
       Net realized/unrealized gains (losses) from investments              512           (3,660)            --             (3,148)
       Change in net assets resulting from
                                                                       ========         ========         ========         ========
             Operations:                                               $    413         $ (4,286)        $   (442)        $ (4,315)
                                                                       ========         ========         ========         ========

       NOTES TO PRO FORMA FINANCIAL STATEMENTS
       (a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (1.20% of net assets).
       (b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
       (c)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.25% of Class A net assets).
       (d)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.25% of Class B net assets).
       (e)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.15% of Institutional net assets).
       (f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
       (g) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
       (h) Adjustment to reflect the AmSouth contractual fee structure for Accounting fees ($10,000 a year per additional class + OOP).
       (i) Adjustment to reflect the AmSouth contractual fee structure for Transfer agent fees (0.015% of net assets + $10,000 a year per class + OOP).
       (j) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
       (k)   Reduction reflects expected savings when the two funds merge.
       (l)   Adjustment to reflect the AmSouth contractual fee structure.
       (m) Adjustment to reflect no securities lending income since there is not a securities lending program set up on the AmSouth Funds.

                             AMSOUTH SMALL CAP FUND
                         ISG SMALL-CAP OPPORTUNITY FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                    07/31/99
                                   (UNAUDITED)


            AMSOUTH                   ISG SMALL-CAP                  PRO FORMA
           SMALL CAP                   OPPORTUNITY                    COMBINED
           PRINCIPAL                    PRINCIPAL                    PRINCIPAL
         AMOUNT/SHARES                AMOUNT/SHARES                AMOUNT/SHARES                   DESCRIPTION
      ---------------------    -----------------------------    ---------------------     -----------------------------------------
COMMON STOCKS  (91.4%):
      Airlines  (0.1%):
                    22,900                                                    22,900      Airtran Holdings, Inc. (b)

      APPAREL  (2.2%):
                                                     83,000                   83,000      Jones Apparel Group, Inc. (b)

      AUTOMOTIVE  (1.1%):
                    28,900                                                    28,900      Copart, Inc. (b)
                    24,150                                                    24,150      Monaco Coach Corp. (b)




      BUSINESS SERVICES  (2.9%):
                                                     93,700                   93,700      Comforce Corp. (b)
                                                     95,000                   95,000      MasTec, Inc. (b)




      COMMERCIAL SERVICES  (0.6%):
                    23,100                                                    23,100      Dollar Thrifty Automotive Group (b)
                     7,500                                                     7,500      Plexus Corp. (b)




      COMPUTER HARDWARE  (1.0%):
                                                     94,000                   94,000      Data General Corp. (b)

      COMPUTER SOFTWARE  (2.9%):
                     3,500                                                     3,500      Computer Network Tech Co. (b)
                    12,900                                                    12,900      Credence Systems Corp. (b)
                    21,900                                                    21,900      Handleman Co. (b)
                    10,800                                                    10,800      Mercury Interactive Corp. (b)
                    12,600                                                    12,600      Pinnacle Systems, Inc (b)
                                                     69,000                   69,000      THQ, Inc. (b)




      COMPUTERS & PERIPHERALS  (3.6%):
                    17,400                                                    17,400      Cybex Computer Products Corp. (b)
                                                    171,800                  171,800      Datastream Systems, Inc.
                     5,600                                                     5,600      Kronos, Inc. (b)
                     8,000                                                     8,000      Lam Research Corp. (b)
                    46,100                                                    46,100      Sybase, Inc. (b)
                    11,600                                                    11,600      Verity, Inc. (b)




      CONSTRUCTION  (0.9%):
                    10,900                                                    10,900      Dycom Industries, Inc. (b)
                    25,700                                                    25,700      Insituform Technologies, Class A (b)




                                                                       ISG
            AMSOUTH                           AMSOUTH                SMALL-CAP               PRO FORMA
           SMALL CAP                         SMALL CAP              OPPORTUNITY               COMBINED
           PRINCIPAL                          MARKET                  MARKET                   MARKET
         AMOUNT/SHARES                        VALUE                   VALUE                    VALUE
      ---------------------             --------------------    ---------------------    -------------------
COMMON STOCKS  (91.4%):
      Airlines  (0.1%):
                    22,900              $               147     $                  -     $               147
                                        --------------------    ---------------------    -------------------
      APPAREL  (2.2%):
                                                          -                    2,729                  2,729
                                        --------------------    ---------------------    -------------------
      AUTOMOTIVE  (1.1%):
                    28,900                              694                                             694
                    24,150                              638                                             638
                                        --------------------    ---------------------    -------------------
                                                      1,332                        -                  1,332
                                        --------------------    ---------------------    -------------------
      BUSINESS SERVICES  (2.9%):
                                                                                 228                    228
                                                                               3,385                  3,385
                                        --------------------    ---------------------    -------------------
                                                          -                    3,613                  3,613
                                        --------------------    ---------------------    -------------------
      COMMERCIAL SERVICES  (0.6%):
                    23,100                              497                                             497
                     7,500                              240                                             240
                                        --------------------    ---------------------    -------------------
                                                        737                        -                    737
                                        --------------------    ---------------------    -------------------
      COMPUTER HARDWARE  (1.0%):
                                                          -                    1,310                  1,310
                                        --------------------    ---------------------    -------------------
      COMPUTER SOFTWARE  (2.9%):
                     3,500                               51                                              51
                    12,900                              535                                             535
                    21,900                              245                                             245
                    10,800                              498                                             498
                    12,600                              367                                             367
                                                                               1,936                  1,936
                                        --------------------    ---------------------    -------------------
                                                      1,696                    1,936                  3,632
                                        --------------------    ---------------------    -------------------
      COMPUTERS & PERIPHERALS  (3.6%):
                    17,400                              463                                             463
                                                                               2,308                  2,308
                     5,600                              271                                             271
                     8,000                              443                                             443
                    46,100                              473                                             473
                    11,600                              574                                             574
                                        --------------------    ---------------------    -------------------
                                                      2,224                    2,308                  4,532
                                        --------------------    ---------------------    -------------------
      CONSTRUCTION  (0.9%):
                    10,900                              520                                             520
                    25,700                              559                                             559
                                        --------------------    ---------------------    -------------------
                                                      1,079                        -                  1,079
                                        --------------------    ---------------------    -------------------

      CONSTRUCTION-MANUFACTURED HOMES  (2.1%):
                                                    207,000                  207,000      Clayton Homes, Inc.
                    18,000                                                    18,000      Ryland Group, Inc.



      DIVERSIFIED MANUFACTURING  (0.6%):
                    20,550                                                    20,550      Labor Ready, Inc. (b)
                    27,600                                                    27,600      WMS Industries, Inc. (b)



      ELECTRICAL & ELECTRONIC  (1.2%):
                     8,900                                                     8,900      Advanced Digital Info Corp. (b)
                    18,400                                                    18,400      Aeroflex, Inc. (b)
                     3,200                                                     3,200      Cree Research, Inc. (b)
                    12,000                                                    12,000      DII Group, Inc. (b)
                     9,400                                                     9,400      Mentor Graphics Corp. (b)
                     1,400                                                     1,400      Optical Coating Laboratory



      ENTERTAINMENT  (0.3%):
                    40,000                                                    40,000      Aztar Corp. (b)

      FINANCIAL SERVICES  (5.4%):
                    18,100                                                    18,100      Hambrecht & Quist Group (b)
                    13,400                                                    13,400      Legg Mason, Inc.
                                                    137,000                  137,000      Morgan Keegan, Inc.
                                                     95,200                   95,200      T. Rowe Price Associates



      FOOD PROCESSING & PACKAGING  (2.9%):
                    18,500                                                    18,500      Foodmaker, Inc. (b)
                                                    125,000                  125,000      Hain Food Group, Inc. (b)



      FOREST & PAPER PRODUCTS  (0.2%):
                    19,000                                                    19,000      Longview Fibre Co.

      HEALTH CARE  (3.9%):
                    17,500                                                    17,500      Cytyc Corp. (b)
                    19,000                                                    19,000      Hooper Holmes, Inc.
                     8,800                            4,000                   12,800      Infocure Corp. (b)
                                                    114,500                  114,500      Neotherapeutics, Inc. (b)
                                                    225,000                  225,000      PSS World Medical, Inc. (b)



      HOUSEHOLD PRODUCTS/WARES  (0.5%):
                    12,700                                                    12,700      Fossil, Inc. (b)

      MACHINERY & EQUIPMENT  (1.0%):
                                                    134,000                  134,000      AGCO Corp.

      MACHINERY-CONSTRUCTION  (3.3%):
                     6,600                                                     6,600      Astec Industries, Inc. (b)
                                                    129,700                  129,700      Terex Corp. (b)



      MACHINERY-DIVERSIFIED  (0.1%):
                     1,600                                                     1,600      Tecumseh Products, Inc.

      MEDIA  (0.3%):
                    11,550                                                    11,550      Valassis Communications, Inc. (b)

      CONSTRUCTION-MANUFACTURED HOMES  (2.1%):
                                                                                       2,173                  2,173
                    18,000                                      502                                             502
                                                 -------------------    ---------------------    -------------------
                                                                502                    2,173                  2,675
                                                 -------------------    ---------------------    -------------------
      DIVERSIFIED MANUFACTURING  (0.6%):
                    20,550                                      353                                             353
                    27,600                                      425                                             425
                                                 -------------------    ---------------------    -------------------
                                                                778                        -                    778
                                                 -------------------    ---------------------    -------------------
      ELECTRICAL & ELECTRONIC  (1.2%):
                     8,900                                      378                                             378
                    18,400                                      348                                             348
                     3,200                                      198                                             198
                    12,000                                      445                                             445
                     9,400                                       95                                              95
                     1,400                                      100                                             100
                                                 -------------------    ---------------------    -------------------
                                                              1,564                        -                  1,564
                                                 -------------------    ---------------------    -------------------
      ENTERTAINMENT  (0.3%):
                    40,000                                      373                        -                    373
                                                 -------------------    ---------------------    -------------------
      FINANCIAL SERVICES  (5.4%):
                    18,100                                      681                                             681
                    13,400                                      469                                             469
                                                                                       2,380                  2,380
                                                                                       3,332                  3,332
                                                 -------------------    ---------------------    -------------------
                                                              1,150                    5,712                  6,862
                                                 -------------------    ---------------------    -------------------
      FOOD PROCESSING & PACKAGING  (2.9%):
                    18,500                                      506                                             506
                                                                                       3,149                  3,149
                                                 -------------------    ---------------------    -------------------
                                                                506                    3,149                  3,655
                                                 -------------------    ---------------------    -------------------
      FOREST & PAPER PRODUCTS  (0.2%):
                    19,000                                      310                        -                    310
                                                 -------------------    ---------------------    -------------------
      HEALTH CARE  (3.9%):
                    17,500                                      431                                             431
                    19,000                                      375                                             375
                     8,800                                      472                      214                    686
                                                                                       1,159                  1,159
                                                                                       2,321                  2,321
                                                 -------------------    ---------------------    -------------------
                                                              1,278                    3,694                  4,972
                                                 -------------------    ---------------------    -------------------
      HOUSEHOLD PRODUCTS/WARES  (0.5%):
                    12,700                                      667                        -                    667
                                                 -------------------    ---------------------    -------------------
      MACHINERY & EQUIPMENT  (1.0%):
                                                                  -                    1,256                  1,256
                                                 -------------------    ---------------------    -------------------
      MACHINERY-CONSTRUCTION  (3.3%):
                     6,600                                      225                                             225
                                                                                       3,891                  3,891
                                                 -------------------    ---------------------    -------------------
                                                                225                    3,891                  4,116
                                                 -------------------    ---------------------    -------------------
      MACHINERY-DIVERSIFIED  (0.1%):
                     1,600                                      103                        -                    103
                                                 -------------------    ---------------------    -------------------
      MEDIA  (0.3%):
                    11,550                                      430                        -                    430
                                                 -------------------    ---------------------    -------------------

      MEDICAL EQUIPMENT & SUPPLIES  (0.9%):
                                                    110,000                  110,000      ATS Medical, Inc. (b)

      MEDICAL SERVICES  (4.3%):
                                                    295,000                  295,000      MedPartners, Inc. (b)
                    13,100                                                    13,100      Medquist, Inc. (b)
                                                    115,000                  115,000      Res-Care, Inc. (b)



      OFFICE EQUIPMENT & SERVICES  (0.2%):
                     7,000                                                     7,000      Clarify, Inc. (b)

      OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (8.1%):
                    15,100                                                    15,100      Basin Exploration, Inc. (b)
                    26,500                          133,000                  159,500      Forest Oil Corp. (b)
                                                    148,000                  148,000      Gulf Island Fabrication, Inc. (b)
                                                    200,000                  200,000      Ocean Energy, Inc. (b)
                                                     80,000                   80,000      Santa Fe Snyder Corp. (b)
                                                     40,000                   40,000      Stone Energy Corp. (b)
                     8,700                                                     8,700      Syncor International Corp. (b)
                                                    175,000                  175,000      TransCoastal Marine Services, Inc. (b)



      OILFIELD EQUIPMENT & SERVICES  (2.0%):
                                                     92,000                   92,000      McDermott International, Inc.

      PHARMACEUTICALS  (1.3%):
                    11,000                                                    11,000      Chirex, Inc. (b)
                    19,400                                                    19,400      King Pharmaceuticals, Inc. (b)
                    14,850                                                    14,850      Priority Healthcare Corp. Class B (b)



      RESTAURANTS  (9.3%):
                                                    120,000                  120,000      CEC Entertainment, Inc. (b)
                                                    150,000                  150,000      CRBL Group, Inc.
                                                     70,500                   70,500      RARE Hospitality International, Inc. (b)
                                                     70,000                   70,000      Ruby Tuesday, Inc.
                                                     82,000                   82,000      Sonic Corp. (b)



      RETAIL  (15.2%):
                                                     49,000                   49,000      Action Performance Cos., Inc. (b)
                    11,300                                                    11,300      American Eagle Outfitters (b)
                                                    250,000                  250,000      Goody's Family Clothing, Inc. (b)
                                                    155,000                  155,000      Horizon Pharmacies, Inc. (b)
                                                    100,000                  100,000      J. Jill Group, Inc. (b)
                                                     67,000                   67,000      JAKKS Pacific, Inc. (b)
                                                    110,000                  110,000      Micro Warehouse, Inc.
                                                    245,000                  245,000      OfficeMax, Inc. (b)
                                                    115,000                  115,000      Rainbow Rentals, Inc. (b)
                                                    360,000                  360,000      Stein-Mart, Inc. (b)
                                                    145,000                  145,000      Trans World Entertainment Corp. (b)



      TECHNOLOGY  (2.1%):
                     1,600                                                     1,600      Cohu, Inc.
                                                     72,500                   72,500      Insight Enterprises, Inc. (b)
                    10,900                                                    10,900      Integrated Device Tech, Inc. (b)
                    23,500                                                    23,500      International Rectifier Corp. (b)



      MEDICAL EQUIPMENT & SUPPLIES  (0.9%):
                                                                                  -                    1,079                  1,079
                                                                --------------------    ---------------------    -------------------
      MEDICAL SERVICES  (4.3%):
                                                                                                       2,471                  2,471
                    13,100                                                      568                                             568
                                                                                                       2,415                  2,415
                                                                --------------------    ---------------------    -------------------
                                                                                568                    4,886                  5,454
                                                                --------------------    ---------------------    -------------------
      OFFICE EQUIPMENT & SERVICES  (0.2%):
                     7,000                                                      231                        -                    231
                                                                --------------------    ---------------------    -------------------
      OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (8.1%):
                    15,100                                                      317                                             317
                    26,500                                                      394                    1,978                  2,372
                                                                                                       1,776                  1,776
                                                                                                       2,212                  2,212
                                                                                                         740                    740
                                                                                                       1,808                  1,808
                     8,700                                                      258                                             258
                                                                                                         793                    793
                                                                --------------------    ---------------------    -------------------
                                                                                969                    9,307                 10,276
                                                                --------------------    ---------------------    -------------------
      OILFIELD EQUIPMENT & SERVICES  (2.0%):
                                                                                  -                    2,593                  2,593
                                                                --------------------    ---------------------    -------------------
      PHARMACEUTICALS  (1.3%):
                    11,000                                                      360                                             360
                    19,400                                                      526                                             526
                    14,850                                                      717                                             717
                                                                --------------------    ---------------------    -------------------
                                                                              1,603                        -                  1,603
                                                                --------------------    ---------------------    -------------------
      RESTAURANTS  (9.3%):
                                                                                                       3,781                  3,781
                                                                                                       2,269                  2,269
                                                                                                       1,573                  1,573
                                                                                                       1,470                  1,470
                                                                                                       2,634                  2,634
                                                                --------------------    ---------------------    -------------------
                                                                                  -                   11,727                 11,727
                                                                --------------------    ---------------------    -------------------
      RETAIL  (15.2%):
                                                                                                       1,697                  1,697
                    11,300                                                      436                                             436
                                                                                                       2,625                  2,625
                                                                                                         823                    823
                                                                                                       1,975                  1,975
                                                                                                       2,048                  2,048
                                                                                                       1,554                  1,554
                                                                                                       2,650                  2,650
                                                                                                       1,208                  1,208
                                                                                                       2,396                  2,396
                                                                                                       1,803                  1,803
                                                                --------------------    ---------------------    -------------------
                                                                                436                   18,779                 19,215
                                                                --------------------    ---------------------    -------------------
      TECHNOLOGY  (2.1%):
                     1,600                                                       66                                              66
                                                                                                       2,102                  2,102
                    10,900                                                      142                                             142
                    23,500                                                      341                                             341
                                                                --------------------    ---------------------    -------------------
                                                                                549                    2,102                  2,651
                                                                --------------------    ---------------------    -------------------

      TELECOMMUNICATIONS  (5.4%):
                                                     55,000                   55,000      International Telecommunication Data
                                                                                          Systems, Inc.
                    31,700                                                    31,700      InterVoice, Inc. (b)
                                                    100,000                  100,000      ITC DeltaCom, Inc. (b)
                                                    200,000                  200,000      World Access, Inc. (b)



      TELECOMMUNICATIONS-EQUIPMENT  (4.7%):
                     6,700                                                     6,700      American Xtal Technology, Inc. (b)
                    17,200                                                    17,200      ANTEC Corp. (b)
                    24,100                                                    24,100      Commscope, Inc. (b)
                                                    310,000                  310,000      Paging Network, Inc. (b)
                                                     68,000                   68,000      Scientific-Atlanta, Inc.



      TRANSPORTATION LEASING & TRUCKING  (0.8%):
                    29,000                                                    29,000      American Freightways Corp. (b)
                     5,600                                                     5,600      US Freightways Corp.




U.S. TREASURY BILLS  (0.4%):
                  $    500                                               $       500      9/16/1999

      TOTAL U.S. TREASURY BILLS

INVESTMENT COMPANIES  (0.7%):
                   861,416                                                   861,416      AMSOUTH PRIME OBLIGATIONS FUND
                                                         64                       64      BANK OF NEW YORK CASH RESERVE MONEY MARKET
                                                                                          FUND

      TOTAL INVESTMENT COMPANIES

REPURCHASE AGREEMENTS  (7.7%):
                                               $      9,774              $     9,774      CANTOR FITZGERALD




      TELECOMMUNICATIONS  (5.4%):

                                                                     516         516
                    31,700                              479                      479
                                                                   2,638       2,638
                                                                   3,187       3,187
                                                 ----------   ----------   ---------
                                                        479        6,341       6,820
                                                 ----------   ----------   ---------
      TELECOMMUNICATIONS-EQUIPMENT  (4.7%):
                     6,700                              206                      206
                    17,200                              721                      721
                    24,100                              825                      825
                                                                   1,666       1,666
                                                                   2,482       2,482
                                                 ----------   ----------   ---------
                                                      1,752        4,148       5,900
                                                 ----------   ----------   ---------
      TRANSPORTATION LEASING & TRUCKING  (0.8%):
                    29,000                              696                      696
                     5,600                              277                      277
                                                 ----------   ----------   ---------
                                                        973            -         973
                                                 ----------   ----------   ---------
                          TOTAL COMMON STOCKS    $   22,661   $   92,733   $ 115,394
                                                 ----------   ----------   ---------
U.S. TREASURY BILLS  (0.4%):
                  $    500                              497                      497
                                                 ----------   ----------   ---------
      TOTAL U.S. TREASURY BILLS                  $      497   $        -   $     497
                                                 ----------   ----------   ---------
INVESTMENT COMPANIES  (0.7%):
                   861,416                              861                      861

                                                                       *           *
                                                 ----------   ----------   ---------
                                                 $    $ 861   $        -   $     861
                                                 ----------   ----------   ---------
REPURCHASE AGREEMENTS  (7.7%):

                                                                   9,774       9,774
                                                 ----------   ----------   ---------
                           TOTAL REPURCHASE      $        -   $    9,774   $   9,774
                            AGREEMENTS           ----------   ----------   ---------

                                                 ----------   ----------   ---------
                           TOTAL (COST
                            $112,438) (a)        $   24,019   $  102,507   $  26,526
                                                 ----------   ----------   ---------

      ____________
      Percentages indicated are based on net assets of $126,243.

         *        Amount is less than one thousand dollars.

         (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $20. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                          Unrealized appreciation                20,655
                          Unrealized depreciation                (6,587)
                                                                 ------

                          Net unrealized appreciation            14,068
                                                                 ======

         (b)      Represents non-income producing securities.

                           AMSOUTH EQUITY INCOME FUND
                             ISG EQUITY INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                    7/31/99
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                                          PRO FORMA
                                                                    AMSOUTH           ISG             PRO FORMA           COMBINED
                                                                 EQUITY INCOME   EQUITY INCOME       ADJUSTMENTS          (NOTE 1)
                                                                 -------------   -------------       ------------       ------------
ASSETS:
          Investment securities at value (Cost $36,192
              and $86,653, respectively)                            $  40,285       $  91,498          $    --            $ 131,783
          Interest and dividends receivable                                75             145               --                  220
          Receivable for capital shares issued                             10              42               --                   52
          Receivable from brokers for investments sold                  1,037           1,718               --                2,755
          Other assets                                                      5              29               --                   34

                                                                    ---------       ---------          ---------          ---------
      TOTAL ASSETS                                                     41,412          93,432               --              134,844
                                                                    ---------       ---------          ---------          ---------

LIABILITIES:
          Dividends payable                                              --                70               --                   70
          Payable for capital shares redeemed                              19              18               --                   37
          Payable to brokers for investments purchased                  1,007             548               --                1,555
          Accrued expenses and other payables:
               Advisory fees                                               15              53               --                   68
               Administration fees                                          1               2               --                    3
               Distribution fees                                           12              15               --                   27
               Transfer agent fees                                          2            --                 --                    2
               Custodian fees                                            --                 3               --                    3
               Other                                                        3              28               --                   31
                                                                    ---------       ---------          ---------          ---------
      TOTAL LIABILITIES                                                 1,059             737               --                1,796
                                                                    ---------       ---------          ---------          ---------

NET ASSETS:
          Class A Shares                                               21,526           5,821               --               27,347
          Class B Shares                                                7,919           7,715               --               15,634
          Institutional Shares                                         10,908          79,159               --               90,067
                                                                    =========       =========          =========          =========
                                                                    $  40,353       $  92,695          $    --            $ 133,048
                                                                    =========       =========          =========          =========

CAPITAL SHARES OUTSTANDING
          Class A Shares                                                1,643             559               (115)(a)          2,087
          Class B Shares                                                  607             742               (151)(a)          1,198
          Institutional Shares                                            832           7,600             (1,557)(a)          6,875
                                                                    ---------       ---------          ---------          ---------
                                                                        3,082           8,901             (1,823)(a)         10,160
                                                                    =========       =========          =========          =========

NET ASSET VALUE
          Class A Shares - redemption price per share               $   13.10       $   10.41                             $   13.10
                                                                    =========       =========                             =========
          Class A Shares - maximum sales charge                          4.50%           4.75%                                 4.50%
                                                                    ---------       ---------                             ---------
          Class A Shares - POP                                      $   13.72       $   10.93                             $   13.72
                                                                    =========       =========                             =========
          Class B Shares - offering price per share*                $   13.05       $   10.40                             $   13.05
                                                                    =========       =========                             =========
          Institutional Shares - offering and redemption
              price per share                                       $   13.10       $   10.42                             $   13.10
                                                                    =========       =========                             =========

COMPOSITION OF NET ASSETS
      Capital                                                          33,870          77,165               --              111,035
      Undistributed (distributions in excess of)                            6              (6)              --                 --
          net investment income
      Undistributed net realized gains (losses)                         2,384          10,691               --               13,075
          from investment transactions
      Net unrealized appreciation (depreciation) of investments         4,093           4,845               --                8,938
                                                                    ---------       ---------          ---------          ---------

          NET ASSETS, JULY 31, 1999                                 $  40,353       $  92,695          $    --            $ 133,048
                                                                    =========       =========          =========          =========

* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.

                           AMSOUTH EQUITY INCOME FUND
                             ISG EQUITY INCOME FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    7/31/99
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                        ISG                           PRO FORMA
                                                                      AMSOUTH         SMALL-CAP       PRO FORMA         COMBINED
                                                                  EQUITY INCOME     EQUITY INCOME    ADJUSTMENTS        (NOTE 1)
                                                                  -------------     -------------    -----------     --------------

INVESTMENT INCOME
          Interest Income                                            $    274         $     19         $   --           $    293
          Dividend Income                                                 853            2,009             --                 95
          Income from securities lending                                 --                 69              (69)            --
                                                                     --------         --------         --------         --------
                                                                        1,127            2,097              (69)             388
                                                                     --------         --------         --------         --------

EXPENSES:
          Advisory fees                                                   325              549              127  (a)       1,001
          Administration fees                                              81              127               42  (b)         250
          Shareholder servicing fees (Class A Shares)                      59                4                6  (c)          69
          Shareholder servicing fees (Class B Shares)                    --                 12               20  (d)          32
          Shareholder servicing fees (Institutional Shares)              --                 68               59  (e)         127
          12b-1 fees (Class A Shares)                                    --                 10              (10) (f)        --
          12b-1 fees (Class B Shares)                                      78               37              (20) (g)          95
          Accounting fees                                                  54               45              (74) (h)          25
          Transfer agent fees                                              47               85              (71) (i)          61
          Custodian fees                                                    2               34               (2) (j)          34
          Trustee fees and expenses                                         1                4               (1) (k)           4
          Other expenses                                                   29               88              (56) (k)          61

                                                                     --------         --------         --------         --------
      TOTAL EXPENSES:                                                     676            1,063               20            1,759
          Less Waivers:
             Accounting fees                                              (38)            --                 38  (l)        --
             Transfer agent fees                                          (30)            --                 30  (l)        --

                                                                     --------         --------         --------         --------
      NET EXPENSES:                                                       608            1,063               88            1,759

                                                                     --------         --------         --------         --------
      NET INVESTMENT INCOME                                               519            1,034             (157)          (1,371)
                                                                     --------         --------         --------         --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
     INVESTMENTS
      Net realized gains (losses) from investment transaction           2,385           10,112                            12,497
      Net change in unrealized appreciation (depreciation)
          from investments                                              2,356           (1,328)                            1,028
                                                                     --------         --------         --------         --------
      Net realized/unrealized gains (losses) from investments           4,741            8,784             --             13,525
      CHANGE IN NET ASSETS RESULTING FROM
                                                                     --------         --------         --------         --------
          OPERATIONS:                                                $  5,260         $  9,818         $   (157)        $ 12,154
                                                                     ========         ========         ========         ========

      NOTES TO PRO FORMA FINANCIAL STATEMENTS
      (a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.80% of net assets).
      (b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
      (c) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Class A net assets).
      (d) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Class B net assets).
      (e) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Institutional net assets).
      (f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
      (g) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
      (h) Adjustment to reflect the AmSouth contractual fee structure for
          Accounting fees ($10,000 a year per additional class + OOP).
      (i) Adjustment to reflect the AmSouth contractual fee structure for
          Transfer agent fees (0.015% of net assets + $10,000 a year per class +
          OOP).
      (j) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
      (k) Reduction reflects expected savings when the two funds merge.
      (l) Adjustment to reflect the AmSouth contractual fee structure.

                           AMSOUTH EQUITY INCOME FUND
                             ISG EQUITY INCOME FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)

                       AMSOUTH                               ISG           PRO FORMA
                    EQUITY INCOME                       EQUITY INCOME       COMBINED
                      PRINCIPAL                           PRINCIPAL        PRINCIPAL
                       SHARES                               SHARES           SHARES                     DESCRIPTION
      ------------------------------------------     --------------------- ----------------    -------------------------------------
COMMON STOCKS & SECURITIES CONVERTIBLE TO COMMON STOCK  (91.4%):
      BANKING  (4.3%):
                                                                   25,500           25,500     Bank of America Corp.
                                                                   19,000           19,000     First Tennessee National Corp.
                                                                   19,000           19,000     KeyCorp
                                                                   16,000           16,000     Wachovia Corp.
                                                                   37,100           37,100     Wells Fargo Co.



      BASIC MATERIALS  (1.7%):
                                          8,600                    13,500           22,100     E.I. du Pont de Nemours & Co.
                                         10,600                                     10,600     Sealed Air Corp., CVT. PFD., 4/1/18



      CAPITAL GOODS/DIVERSIFIED  (3.7%):
                                          9,700                    16,900           26,600     Emerson Electric Co.
                                         10,400                    12,500           22,900     General Electric Co.
                                         31,000                                     31,000     Ingersoll-Rand Co., 6.75%, CVT. PFD.,
                                                                                               12/31/49



      CHEMICALS  (0.9%):
                                                                   10,000           10,000     Air Products & Chemicals, Inc.
                                                                   34,000           34,000     Sherwin-Williams Co.



      CONSUMER CYCLICAL  (3.1%):
                                                                   17,000           17,000     Colgate Palmolive Co.
                                          8,450                    16,000           24,450     Ford Motor Co.
                                          8,500                                      8,500     Mattel, Inc.
                                                                   17,500           17,500     Minnesota Mining & Manufacturing
                                         11,700                                     11,700     Tribune/The Learning Co., 6.25%, CVT.
                                                                                               PFD., 8/1/01



      ENERGY  (6.4%):
                                                                   13,000           13,000     Enron Corp.
                                                                   16,400           16,400     Exxon Corp.
                                                                   22,500           22,500     Halliburton Co.
                                          9,300                    12,500           21,800     Mobil Corp.
                                         16,000                                     16,000     Shell Transport & Trading Co. PLC
                                                                                               (ADR)
                                                                   18,100           18,100     Texaco, Inc.
                                         23,200                                     23,200     Williams Cos., Inc.



      FINANCE  (7.4%):
                                                                    6,700            6,700     American Express Co.
                                         19,350                    25,750           45,100     Citigroup Inc.
                                          8,700                    27,900           36,600     Fannie Mae
                                          6,775                                      6,775     J.P. Morgan & Co., Inc.
                                          8,750                                      8,750     Jefferson Pilot/Bank America  (ACES)
                                         44,400                                     44,400     Lincoln National Corp., 7.75%, CVT.
                                                                                               PFD., 8/16/01
                                         10,000                                     10,000     Merrill Lynch & Co., Inc.
                                         28,000                                     28,000     National Australia Bank, 7.88%, CVT.
                                                                                               PFD., 12/31/49

                       AMSOUTH                                         AMSOUTH                  ISG                 PRO FORMA
                    EQUITY INCOME                                    EQUITY INCOME         EQUITY INCOME             COMBINED
                      PRINCIPAL                                         MARKET                 MARKET                 MARKET
                       SHARES                                            VALUE                  VALUE                  VALUE
      ------------------------------------------                  -------------------  -----------------------  -------------------
COMMON STOCKS & SECURITIES CONVERTIBLE TO COMMON STOCK  (91.4%):
      BANKING  (4.3%):
                                                                                       $                1,692   $            1,692
                                                                                                          696                  696
                                                                                                          599                  599
                                                                                                        1,249                1,249
                                                                                                        1,447                1,447
                                                                  -------------------  -----------------------  -------------------
                                                                                   -                    5,683                5,683
                                                                  -------------------  -----------------------  -------------------
      BASIC MATERIALS  (1.7%):
                                          8,600                   $              620                      972                1,592
                                         10,600                                  652                                           652
                                                                  -------------------  -----------------------  -------------------
                                                                               1,272                      972                2,244
                                                                  -------------------  -----------------------  -------------------
      CAPITAL GOODS/DIVERSIFIED  (3.7%):
                                          9,700                                  579                    1,009                1,588
                                         10,400                                1,134                    1,362                2,496
                                         31,000                                  930                                           930
                                                                  -------------------  -----------------------  -------------------
                                                                               2,643                    2,371                5,014
                                                                  -------------------  -----------------------  -------------------
      CHEMICALS  (0.9%):
                                                                                                          334                  334
                                                                                                          918                  918
                                                                  -------------------  -----------------------  -------------------
                                                                                   -                    1,252                1,252
                                                                  -------------------  -----------------------  -------------------
      CONSUMER CYCLICAL  (3.1%):
                                                                                                          839                  839
                                          8,450                                  411                      778                1,189
                                          8,500                                  200                                           200
                                                                                                        1,539                1,539
                                         11,700                                  304                                           304
                                                                  -------------------  -----------------------  -------------------
                                                                                 915                    3,156                4,071
                                                                  -------------------  -----------------------  -------------------
      ENERGY  (6.4%):
                                                                                                        1,107                1,107
                                                                                                        1,302                1,302
                                                                                                        1,038                1,038
                                          9,300                                  951                    1,278                2,229
                                         16,000                                  773                                           773
                                                                                                        1,128                1,128
                                         23,200                                  976                                           976
                                                                  -------------------  -----------------------  -------------------
                                                                               2,700                    5,853                8,553
                                                                  -------------------  -----------------------  -------------------
      FINANCE  (7.4%):
                                                                                                          883                  883
                                         19,350                                  862                    1,148                2,010
                                          8,700                                  600                    1,925                2,525
                                          6,775                                  866                                           866
                                          8,750                                  980                                           980
                                         44,400                                1,188                                         1,188
                                         10,000                                  681                                           681
                                         28,000                                  791                                           791
                                                                  -------------------  -----------------------  -------------------
                                                                               5,968                    3,956                9,924
                                                                  -------------------  -----------------------  -------------------

      HEALTHCARE  (8.6%):
                                                       34,000        34,000     Abbott Laboratories
                                         12,900                      12,900     American Home Products Corp.
                                        770,000                     770,000     Athena Neurosciences Inc., 4.75%, CVT. BD., 11/15/04
                                         11,800        16,800        28,600     Bristol-Myers Squibb Co.
                                        450,000                     450,000     Centocor Inc.\ JNJ
                                                       12,500        12,500     Hillenbrand Industries, Inc.
                                          4,000                       4,000     Johnson & Johnson
                                                       23,500        23,500     Merck & Co., Inc.
                                         16,700                      16,700     Monsanto  (ACES) 6.50%, CVT. PFD., 11/30/01
                                         11,500                      11,500     Pharmacia & Upjohn Inc.
                                                       22,000        22,000     Schering Plough Corp.
                                                       17,500        17,500     Warner Lambert Co.



      INSURANCE  (2.5%):
                                                       22,500        22,500     Allstate Corp.
                                                       35,000        35,000     Conseco, Inc.
                                                       32,000        32,000     Torchmark Corp.
                                                       16,000        16,000     Washington Mutual Inc.



      REAL ESTATE  (2.4%):
                                                       21,000        21,000     Equity Residential Property
                                                       28,000        28,000     Post Properties
                                                       31,000        31,000     Spieker Properties



      RETAILING  (4.9%):
                                      1,340,000                   1,340,000     Costco Companies
                                                       29,000        29,000     CVS Corp.
                                                        9,500         9,500     Dayton Hudson Corp.
                                         13,800                      13,800     Dollar General
                                         11,000        31,500        42,500     Dollar General STRYPES Trust
                                        390,000                     390,000     Rite Aid Corp.
                                                       18,000        18,000     Wal Mart Stores, Inc.



      SERVICES  (5.2%):
                                                       13,000        13,000     Gannett Co., Inc.
                                         19,900        33,500        53,400     McDonald's Corp.
                                                       26,500        26,500     McGraw Hill Cos., Inc.
                                        390,000                     390,000     Omnicom Group
                                                       26,000        26,000     SYSCO Corp.
                                         20,300                      20,300     The Walt Disney Co.



      STAPLES  (8.8%):
                                                       19,500        19,500     Bestfoods
                                                        5,000         5,000     Campbell Soup Co.
                                          8,000                       8,000     Coca Cola Co.
                                          6,200                       6,200     Estee Lauder
                                                       36,000        36,000     H.J. Heinz Co.
                                          8,800                       8,800     Hershey Foods Corp.
                                         17,400                      17,400     McCormick & Co., Inc.
                                                       52,000        52,000     Pepsi Bottling Group, Inc.
                                                       10,000        10,000     PepsiCo, Inc.
                                                       48,200        48,200     Philip Morris Cos., Inc.
                                                       13,000        13,000     Procter & Gamble Co.
                                         13,500                      13,500     Quaker Oats Co.
                                                       18,000        18,000     Unilever



      TECHNOLOGY  (14.2%):
                                         32,700                      32,700     Amdocs LTD., 6.75%, CVT.PFD., 9/11/02
                                                       57,200        57,200     Automatic Data Processing, Inc.
                                         13,400                      13,400     Corning Glass Works
                                                       12,000        12,000     Electronic Data Systems Corp.
                                        180,000        50,000       230,000     EMC Corp., 3.25%, CVT. BD., 3/15/02
                                                        9,500         9,500     Hewlett-Packard Co.
                                          6,400         8,000        14,400     IBM. Corp.

      HEALTHCARE  (8.6%):
                                                                                 1,460                   1,460
                                                     658                                                   658
                                                     823                                                   823
                                                     785                         1,116                   1,901
                                                     576                                                   576
                                                                                   562                     562
                                                     369                                                   369
                                                                                 1,590                   1,590
                                                     685                                                   685
                                                     619                                                   619
                                                                                 1,078                   1,078
                                                                                 1,155                   1,155
                                      -------------------       -----------------------     -------------------
                                                   4,515                         6,961                  11,476
                                      -------------------       -----------------------     -------------------
      INSURANCE  (2.5%):
                                                                                   799                     799
                                                                                 1,008                   1,008
                                                                                 1,052                   1,052
                                                                                   549                     549
                                      -------------------       -----------------------     -------------------
                                                       -                         3,408                   3,408
                                      -------------------       -----------------------     -------------------
      REAL ESTATE  (2.4%):
                                                                                   868                     868
                                                                                 1,120                   1,120
                                                                                 1,185                   1,185
                                      -------------------       -----------------------     -------------------
                                                       -                         3,173                   3,173
                                      -------------------       -----------------------     -------------------
      RETAILING  (4.9%):
                                                   1,185                                                 1,185
                                                                                 1,442                   1,442
                                                                                   615                     615
                                                     365                                                   365
                                                     456                         1,304                   1,760
                                                     379                                                   379
                                                                                   761                     761
                                      -------------------       -----------------------     -------------------
                                                   2,385                         4,122                   6,507
                                      -------------------       -----------------------     -------------------
      SERVICES  (5.2%):
                                                                                   939                     939
                                                     830                         1,396                   2,226
                                                                                 1,348                   1,348
                                                     888                                                   888
                                                                                   850                     850
                                                     561                                                   561
                                      -------------------       -----------------------     -------------------
                                                   2,279                         4,533                   6,812
                                      -------------------       -----------------------     -------------------
      STAPLES  (8.8%):
                                                                                   951                     951
                                                                                   220                     220
                                                     483                                                   483
                                                     570                                                   570
                                                                                 1,697                   1,697
                                                     510                                                   510
                                                     575                                                   575
                                                                                 1,229                   1,229
                                                                                   391                     391
                                                                                 1,794                   1,794
                                                                                 1,177                   1,177
                                                     919                                                   919
                                                                                 1,258                   1,258
                                      -------------------       -----------------------     -------------------
                                                   3,057                         8,717                  11,774
                                      -------------------       -----------------------     -------------------
      TECHNOLOGY  (14.2%):
                                                     834                                                   834
                                                                                 2,291                   2,291
                                                     938                                                   938
                                                                                   724                     724
                                                     976                           271                   1,247
                                                                                   995                     995
                                                     804                         1,006                   1,810

                                          4,400                    4,400     Intel Corp.
                                        290,000                  290,000     Level One Communications\ Intel
                                          9,300                    9,300     Motorola, Inc.
                                         26,000                   26,000     Nextel STRYPES Trust
                                         12,600      27,500       40,100     Pitney Bowes, Inc.
                                                     13,000       13,000     Raytheon Co., Class B
                                          7,300                    7,300     Texas Instruments, Inc.
                                         10,800      18,100       28,900     United Technologies Corp.
                                         11,900                   11,900     Xerox Corp.



      TRANSPORTATION  (1.5%):
                                                     32,500       32,500     CSX Corp.
                                          7,400                    7,400     Union Pacific Corp. (b)



      UTILITIES  (15.8%):
                                                     43,750       43,750     A T & T Corp.
                                         12,200                   12,200     Ameritech Corp.
                                         24,700                   24,700     BCE, Inc.
                                                     35,500       35,500     Duke Energy Corp.
                                                     27,000       27,000     GTE Corp.
                                                      6,000        6,000     Honeywell, Inc.
                                         20,300                   20,300     Nisource Inc., 7.75%, CVT. PFD., 2/19/03
                                                     32,500       32,500     Nisource, Inc.
                                                     18,300       18,300     Royal Dutch Petroleum Co. ADR
                                                     33,000       33,000     SBC Communications, Inc.
                                                     53,280       53,280     Sierra Pacific Resources
                                         32,100                   32,100     Skytel Communications Inc./WorldCom (b)
                                                     25,500       25,500     Sonat, Inc.
                                                     12,400       12,400     Sprint Corp.
                                                      6,500        6,500     Telefonos De Mexico, Sponsored ADR
                                                     25,500       25,500     Texas Utilities Co., 9.25%, PRIDES
                                                     45,000       45,000     Washington Gas & Light Co.




      INVESTMENT COMPANIES  (8.2%):

                                                  4,439,481    4,439,481     AIM Liquid Assets
                                                  2,741,037    2,741,037     AIM Stic Prime
                                                    208,614      208,614     AmSouth Prime Obligations Fund
                                                  1,077,202    1,077,202     Bank of New York Deposit Account
                                                     12,000       12,000     S & P 500 Depositary Receipt


                                                      304                                                   304
                                                      674                                                   674
                                                      849                                                   849
                                                    1,179                                                 1,179
                                                      802                         1,748                   2,550
                                                                                    914                     914
                                                    1,050                                                 1,050
                                                      720                         1,207                   1,927
                                                      580                                                   580
                                       -------------------       -----------------------     -------------------
                                                    9,710                         9,156                  18,866
                                       -------------------       -----------------------     -------------------
      TRANSPORTATION  (1.5%):
                                                                                  1,574                   1,574
                                                      381                                                   381
                                       -------------------       -----------------------     -------------------
                                                      381                         1,574                   1,955
                                       -------------------       -----------------------     -------------------
      UTILITIES  (15.8%):
                                                                                  2,278                   2,278
                                                      894                                                   894
                                                    1,227                                                 1,227
                                                                                  1,879                   1,879
                                                                                  1,991                   1,991
                                                                                    719                     719
                                                      974                                                   974
                                                                                    843                     843
                                                                                  1,116                   1,116
                                                                                  1,887                   1,887
                                                                                  1,385                   1,385
                                                    1,156                                                 1,156
                                                                                    897                     897
                                                                                    641                     641
                                                                                    491                     491
                                                                                  1,379                   1,379
                                                                                  1,254                   1,254
                                       -------------------       -----------------------     -------------------
                                                    4,251                        16,760                  21,011
                                       -------------------       -----------------------     -------------------

                                       -------------------       -----------------------     -------------------
TOTAL COMMON STOCKS & SECURITIES       $           40,076        $               81,647      $            127,723
 CONVERTIBLE TO COMMON STOCK           -------------------       -----------------------     -------------------

      INVESTMENT COMPANIES  (8.2%):

                                                                                  4,439                   4,439
                                                                                  2,741                   2,741
                                                      209                                                   209
                                                                                  1,077                   1,077
                                                                                  1,594                   1,594
                                       -------------------       -----------------------     -------------------
TOTAL INVESTMENT COMPANIES             $              209        $                9,851      $           10,060
                                       -------------------       -----------------------     -------------------

                                       -------------------       -----------------------     -------------------
TOTAL (COST $122,845) (a)              $           40,285        $               91,498      $           131,783
                                       -------------------       -----------------------     -------------------

      ------------------------------------------
      Percentages indicated are based on net assets of $133,048.


                  (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $137. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation            12,470
                      Unrealized depreciation            (3,669)

                                                         -------
                      Net unrealized appreciation         8,801
                                                         =======

                  (b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration un the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.

                  ACES - Automatic Common Exchange Securities
                  ADR - American Depository Receipt
                  CVT. PFD. - Convertible Preferred
                  CVT. BD. - Convertible Bond
                  PLC - Public Limited Co.
                  STRYPES - Structured Yield Product Exchangeable for Stock

                  Breakdown of Sectors
                  --------------------
                  Common Stocks - 58.3%
                  Convertible Preferred Stocks - 27.5%
                  Convertible Bonds - 13.7%
                  Investment Companies - 0.5%

                                AMSOUTH BOND FUND
                                 ISG INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                    7/31/99
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                                       PRO FORMA
                                                           AMSOUTH                ISG              PRO FORMA            COMBINED
                                                             BOND               INCOME           ADJUSTMENTS            (NOTE 1)
                                                         ------------     ---------------      ----------------   -----------------

ASSETS:
          Investment in securities, at value
          (cost $385,361 and $100,292, respectively)        $ 383,287          $  97,519            $    --              $ 480,806
          Interest and dividends receivable                     6,731              1,431                 --                  8,162
          Other assets                                             15                 22                 --                     37

                                                            ---------          ---------            ---------            ---------
      TOTAL ASSETS                                            390,033             98,972                 --                489,005
                                                            ---------          ---------            ---------            ---------

LIABILITIES:
          Cash overdraft                                         --                    2                 --                      2
          Distributions Payable                                  --                  439                 --                    439
          Payable for capital shares redeemed                      83               --                   --                     83
          Accrued expenses and other payables:
               Advisory fees                                       86                 41                 --                    127
               Administration fees                                  5                  2                 --                      7
               Distribution fees                                    3                 14                 --                     17
               Accounting fees                                      2                  2                 --                      4
               Transfer agent fees                                  9                  3                 --                     12
               Custodian fees                                       4                  7                 --                     11
               Other                                               24                 21                 --                     45
                                                            ---------          ---------            ---------            ---------
      TOTAL LIABILITIES                                           216                531                 --                    747
                                                            ---------          ---------            ---------            ---------

NET ASSETS:
          Class A Shares                                        7,070              3,593                 --                 10,663
          Class B Shares                                        2,521              1,348                 --                  3,869
          Institutional Shares                                380,226             93,500                 --                473,726
                                                            ---------          ---------            ---------            ---------
                                                            $ 389,817          $  98,441            $    --              $ 488,258
                                                            =========          =========            =========            =========

CAPITAL SHARES OUTSTANDING
          Class A Shares                                          665                368                  (30)(a)            1,003
          Class B Shares                                          238                138                  (11)(a)              365
          Institutional Shares                                 35,778              9,583                 (787)(a)           44,574
                                                            ---------          ---------            ---------            ---------
                                                               36,681             10,089                 (828)(a)           45,942
                                                            =========          =========            =========            =========

NET ASSET VALUE
      Class A Shares - redemption price per share           $   10.63          $    9.76                                 $   10.63
                                                            =========          =========                                 =========
      Class A Shares - maximum sales charge                      4.00%              3.00%                                     4.00%
                                                            ---------          ---------                                 ---------
      Class A Shares - POP                                  $   11.07          $   10.06                                 $   11.07
                                                            =========          =========                                 =========
      Class B Shares - offering price per share*            $   10.60          $    9.75                                 $   10.60
                                                            =========          =========                                 =========
      Institutional Shares - offering and redemption
          price per share                                   $   10.63          $    9.76                                 $   10.63
                                                            =========          =========                                 =========

COMPOSITION OF NET ASSETS
      Capital                                               $ 389,653          $ 101,315            $    --              $ 490,968
      Undistributed (distributions in excess of)
          net investment income                                 1,421                (33)                --                  1,388
      Undistributed net realized gains (losses)
          from investment transactions                            817                (68)                --                    749
      Net unrealized appreciation (depreciation) of
          investments                                          (2,074)            (2,773)                --                 (4,847)
                                                            ---------          ---------            ---------            ---------

          NET ASSETS, JULY 31, 1999                         $ 389,817          $  98,441            $    --              $ 488,258
                                                            =========          =========            =========            =========

* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.

                              AMSOUTH BOND FUND
                               ISG INCOME FUND
                 PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    7/31/99
                           (AMOUNTS IN THOUSANDS)
                                 (UNAUDITED)

                                                                                                                          PRO FORMA
                                                                     AMSOUTH           ISG           PRO FORMA            COMBINED
                                                                      BOND           INCOME         ADJUSTMENTS           (NOTE 1)
                                                                   ----------      ------------     ------------       -------------

INVESTMENT INCOME:
          Interest Income                                            $ 22,088         $  5,234         $   --              $ 27,322
          Dividend Income                                                 292              191             --                   483
          Income from securities lending                                 --                  2               (2)(l)            --
                                                                     --------         --------         --------            --------
                                                                       22,380            5,427               (2)             27,805
                                                                     --------         --------         --------            --------

EXPENSES:
          Advisory fees                                                 2,319              427              129 (a)           2,875
          Administration fees                                             714              128               43 (b)             885
          Shareholder servicing fees (Class A Shares)                      18                3                5 (c)              26
          Shareholder servicing fees (Class B Shares)                    --                  3                4 (d)               7
          Shareholder servicing fees (Institutional Shares)              --                 73              571 (e)             644
          12b-1 fees (Class A Shares)                                    --                  7               (7)(f)            --
          12b-1 fees (Class B Shares)                                      17               10               (5)(g)              22
          Accounting fees                                                 140               49             (159)(h)              30
          Transfer agent fees                                              99               60              (58)(i)             101
          Custodian fees                                                   21               26               75 (j)             122
          Trustee fees and expenses                                         8                4               (4)(k)               8
          Other expenses                                                   89               82              (77)(k)              94

                                                                     --------         --------         --------            --------
      TOTAL EXPENSES:                                                   3,425              872              517               4,814
          Less Waivers
             Advisory fees                                               (535)            --                535 (a)            --
             Administration fees                                         (285)            --                285 (b)            --
             Shareholder servicing fees (Class A Shares)                  (11)            --                 11 (c)            --
             Accounting fees                                              (20)            --                 20 (h)            --
             Transfer agent fees                                          (30)            --                 30 (i)            --

                                                                     --------         --------         --------            --------
      NET EXPENSES:                                                     2,544              872            1,398               4,814

                                                                     --------         --------         --------            --------
      NET INVESTMENT INCOME (LOSS)                                     19,836            4,555           (1,400)             22,991
                                                                     --------         --------         --------            --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
      INVESTMENTS
      Net realized gains (losses) from investment transaction           3,588               12             --                 3,600
      Net change in unrealized appreciation (depreciation)
          from investments                                            (15,033)          (3,881)            --               (18,914)
                                                                     --------         --------         --------            --------
      Net realized/unrealized gains (losses) from investments         (11,445)          (3,869)            --               (15,314)
      CHANGE IN NET ASSETS RESULTING FROM
                                                                     --------         --------         --------            --------
          OPERATIONS:                                                $  8,391         $    686         $ (1,400)           $  7,677
                                                                     ========         ========         ========            ========

      Notes to Pro Forma Financial Statements
      (a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.80% of net assets).
      (b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
      (c) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Class A net assets).
      (d) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Class B net assets).
      (e) Adjustment to reflect the AmSouth contractual fee structure for
          Shareholder servicing fees (0.25% of Institutional net assets).
      (f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
      (g) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
      (h) Adjustment to reflect the AmSouth contractual fee structure for
          Accounting fees ($10,000 a year per additional class + OOP).
      (i) Adjustment to reflect the AmSouth contractual fee structure for
          Transfer agent fees (0.015% of net assets + $10,000 a year per class +
          OOP).
      (j) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
      (k) Reduction reflects expected savings when the two funds merge.
      (l) Adjustment to reflect no securities lending income since there is not a securities lending program set up on the AmSouth Funds.

                                AMSOUTH BOND FUND
                                 ISG INCOME FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)


                 AMSOUTH                     ISG                 PRO FORMA
                  BOND                     INCOME                 COMBINED
                PRINCIPAL                 PRINCIPAL              PRINCIPAL
              AMOUNT/SHARES             AMOUNT/SHARES          AMOUNT/SHARES                       DESCRIPTION
         -----------------------    ---------------------    -------------------    -----------------------------------------------

CORPORATE BONDS  (52.6%):
     AEROSPACE/DEFENSE  (0.6%):
                        $ 3,000                                     $ 3,000         Boeing Corp., 6.88%, 11/1/06

     Appliances  (0.1%):
                            500                                         500         Whirlpool Corp., 9.50%, 6/15/00

     Automotive  (0.2%):
                            908                                         908         General Motors Corp., 9.63%, 12/1/00

     Automotive-Finance  (2.0%):
                          3,485                                       3,485         Ford Motor Credit Co., 6.25%, 12/8/05
                                                 $ 1,500              1,500         General Motors Acceptance Corp., 5.80%, 4/9/01
                          2,000                                       2,000         General Motors Acceptance Corp., 6.15%, 4/7/07
                          3,000                                       3,000         Toyota Motor Credit Corp., 5.50%, 9/17/01



     BANKING  (6.3%):
                                                   1,750              1,750         ABN AMRO Bank, 6.63%, 10/31/01
                                                   2,000              2,000         AmSouth Bancorp., 6.13%, 3/1/09
                          1,150                                       1,150         Bank of America Corp., 9.50%, 4/1/01
                          3,157                                       3,157         Bank One Corp., 7.00%, 7/15/05
                                                   1,000              1,000         Bank One, Texas, 6.25%, 2/15/08
                          4,000                                       4,000         Fifth Third Bank, 6.75%, 7/15/05
                                                   1,700              1,700         First Union Corp., 6.18%, 2/15/36
                          3,856                                       3,856         J.P. Morgan & Co., 7.63%, 9/15/04
                                                   1,500              1,500         National City Corp., 6.88%, 5/15/19
                          4,306                                       4,306         NationsBank Corp., 5.38%, 4/15/00
                                                   1,100              1,100         NationsBank Corp., 7.75%, 8/15/15
                          3,159                                       3,159         SunTrust Banks, Inc., 7.38%, 7/1/06
                                                   2,100              2,100         Wachovia Corp., 6.61%, 10/1/25



     BEVERAGES  (1.2%):
                                                   2,250              2,250         Anheuser-Busch, 7.13%, 7/1/17
                          3,500                                       3,500         Coca-Cola Enterprises, Inc., 6.38%, 8/1/01



     BROKERAGE SERVICES  (1.7%):
                          2,910                                       2,910         Bear Stearns & Co., Inc., 6.63%, 10/1/04
                          3,500                                       3,500         Dean Witter Discover & Co., 6.50%, 11/1/05
                            750                                         750         Merrill Lynch & Co., Inc., 8.25%, 11/15/99
                          1,450                                       1,450         Merrill Lynch & Co., Inc., 6.00%, 2/12/03



                 AMSOUTH                         AMSOUTH                              ISG                           PRO FORMA
                  BOND                            BOND                              INCOME                           COMBINED
                PRINCIPAL                        MARKET                             MARKET                            MARKET
              AMOUNT/SHARES                      VALUE                              VALUE                            VALUE
         -----------------------    -------------------------      ---------------------------------      ----------------------

CORPORATE BONDS  (52.6%):
     AEROSPACE/DEFENSE  (0.6%):
                        $ 3,000     $                  3,000       $                              -                      $ 3,000
                                    -------------------------      ---------------------------------      ----------------------
     APPLIANCES  (0.1%):
                            500                          514                                      -                         514
                                    -------------------------      ---------------------------------      ----------------------
     AUTOMOTIVE  (0.2%):
                            908                          945                                      -                         945
                                    -------------------------      ---------------------------------      ----------------------
     AUTOMOTIVE-FINANCE  (2.0%):
                          3,485                        3,341                                                              3,341
                                                                                              1,485                       1,485
                          2,000                        1,898                                                              1,898
                          3,000                        2,951                                                              2,951
                                    -------------------------      ---------------------------------      ----------------------
                                                       8,190                                  1,485                       9,675
                                    -------------------------      ---------------------------------      ----------------------
     BANKING  (6.3%):
                                                                                              1,757                       1,757
                                                                                              1,843                       1,843
                          1,150                        1,206                                                              1,206
                          3,157                        3,157                                                              3,157
                                                                                                943                         943
                          4,000                        3,965                                                              3,965
                                                                                              1,628                       1,628
                          3,856                        3,952                                                              3,952
                                                                                              1,391                       1,391
                          4,306                        4,296                                                              4,296
                                                                                              1,132                       1,132
                          3,159                        3,222                                                              3,222
                                                                                              2,062                       2,062
                                    -------------------------      ---------------------------------      ----------------------
                                                      19,798                                 10,756                      30,554
                                    -------------------------      ---------------------------------      ----------------------
     BEVERAGES  (1.2%):
                                                                                              2,205                       2,205
                          3,500                        3,509                                                              3,509
                                    -------------------------      ---------------------------------      ----------------------
                                                       3,509                                  2,205                       5,714
                                    -------------------------      ---------------------------------      ----------------------
     BROKERAGE SERVICES  (1.7%):
                          2,910                        2,826                                                              2,826
                          3,500                        3,387                                                              3,387
                            750                          756                                                                756
                          1,450                        1,419                                                              1,419
                                    -------------------------      ---------------------------------      ----------------------
                                                       8,388                                      -                       8,388
                                    -------------------------      ---------------------------------      ----------------------

     BUILDING PRODUCTS  (0.4%):
                          2,000                                  2,000         Vulcan Materials, 6.00%, 4/1/09

     CHEMICALS  (0.3%):
                                                   1,500         1,500         Eastman Chemical, 6.38%, 1/15/04

     ELECTRONIC COMPONENTS/ INSTRUMENTS  (0.9%):
                          2,000                                  2,000         Honeywell, Inc., 7.00%, 3/15/07
                                                   2,500         2,500         Motorola, Inc., 6.50%, 11/15/28



     ENTERTAINMENT  (0.6%):
                          3,000                                  3,000         Walt Disney Company, 5.13%, 12/15/03

     FINANCIAL SERVICES  (6.0%):
                          2,000                                  2,000         American Express Credit Corp., 6.50%, 8/1/00
                          3,500                                  3,500         Ameritech Capital, 5.65%, 1/15/01
                                                     800           800         Associates Corp., 7.32%, 1/13/03
                          2,000                                  2,000         Associates Corp., 5.75%, 10/15/03
                          3,000                                  3,000         Associates Corp., 5.75%, 11/01/03
                          3,091                                  3,091         Avco Financial Service Corp., 5.50%, 4/1/00
                          3,000                                  3,000         Commercial Credit Co., 7.38%, 3/15/02
                          3,000                                  3,000         Commercial Credit Co., 6.50%, 8/1/04
                                                   2,400         2,400         Countrywide Home Loan, 6.84%, 10/22/04
                                                   2,000         2,000         Ford Motor Credit, 7.35%, 11/7/11
                                                   1,500         1,500         General Electric, 7.50%, 8/21/35
                          1,000                                  1,000         Margaretten Financial Corp., 6.75%, 6/15/00
                          2,000                                  2,000         Norwest Financial, Inc., 6.63%, 7/15/04



     FOOD PRODUCTS & SERVICES  (1.3%):
                                                   2,500         2,500         Best Foods, 6.63%, 4/15/28
                          2,750                                  2,750         Campbell Soup Co., 6.15%, 12/1/02
                                                   1,250         1,250         Sara Lee Corp., 6.15%, 6/19/08



     FOREST & PAPER PRODUCTS  (0.8%):
                                                   1,000         1,000         International Paper Co., 6.88%, 7/10/00
                          3,000                                  3,000         Mead Corp., 6.60%, 3/1/02



     INDUSTRIAL GOODS & SERVICES  (4.8%):
                          3,000                                  3,000         Air Products & Chemicals, Inc., 8.35%, 1/15/02
                                                   2,500         2,500         Albertson's, Inc., 6.52%, 4/10/28, MTN
                          2,655                                  2,655         Browning-Ferris Industries, Inc., 6.10%, 1/15/03
                          2,000                                  2,000         E. I. Dupont de Nemours & Co., 6.50%, 9/1/02
                          2,570                                  2,570         E. I. Dupont de Nemours & Co., 6.75%, 10/15/02
                          2,000                                  2,000         First Data Corp., 6.75%, 7/15/05
                                                   2,000         2,000         H.J. Heinz Co., 6.38%, 7/15/28
                          1,500                                  1,500         Illinois Tool Works, Inc., 5.88%, 3/1/00
                                                   1,000         1,000         Lockheed Martin Corp., 7.875%, 3/15/23
                                                   1,500         1,500         Reliance Electric Co., 6.80%, 4/15/03
                          3,456                                  3,456         Rockwell International Corp., 6.63%, 6/1/05



     INSURANCE  (2.1%):
                          1,000                                  1,000         AON Corp., 6.88%, 10/1/99
                          1,600                                  1,600         Capital Holding Corp., 9.20%, 4/17/01
                            330                                    330         Chubb Corp., 8.75%, 11/15/99
                          1,000                                  1,000         Chubb Corp., 6.15%, 8/15/05
                          3,100                                  3,100         Hartford Life, Inc., 6.90%, 6/15/04
                                                   2,000         2,000         Travelers Property Casualty, 6.75%, 4/15/01
                                                   1,250         1,250         USLife Corp., 6.38%, 6/15/00



     BUILDING PRODUCTS  (0.4%):
                          2,000                                   1,858                              -                       1,858
                                                  ----------------------      -------------------------      ----------------------
     CHEMICALS  (0.3%):
                                                                      -                          1,466                       1,466
                                                  ----------------------      -------------------------      ----------------------
     ELECTRONIC COMPONENTS/ INSTRUMENTS  (0.9%):
                          2,000                                   1,998                                                      1,998
                                                                                                 2,206                       2,206
                                                  ----------------------      -------------------------      ----------------------
                                                                  1,998                          2,206                       4,204
                                                  ----------------------      -------------------------      ----------------------
     ENTERTAINMENT  (0.6%):
                          3,000                                   2,831                              -                       2,831
                                                  ----------------------      -------------------------      ----------------------
     FINANCIAL SERVICES  (6.0%):
                          2,000                                   2,012                                                      2,012
                          3,500                                   3,477                                                      3,477
                                                                                                   813                         813
                          2,000                                   1,913                                                      1,913
                          3,000                                   2,869                                                      2,869
                          3,091                                   3,086                                                      3,086
                          3,000                                   3,060                                                      3,060
                          3,000                                   2,951                                                      2,951
                                                                                                 2,382                       2,382
                                                                                                 1,990                       1,990
                                                                                                 1,560
                          1,000                                   1,006                                                      2,566
                          2,000                                   1,970                                                      1,970
                                                  ----------------------      -------------------------      ----------------------
                                                                 22,344                          6,745                      29,089
                                                  ----------------------      -------------------------      ----------------------
     FOOD PRODUCTS & SERVICES  (1.3%):
                                                                                                 2,266                       2,266
                          2,750                                   2,740                                                      2,740
                                                                                                 1,194                       1,194
                                                  ----------------------      -------------------------      ----------------------
                                                                  2,740                          3,460                       6,200
                                                  ----------------------      -------------------------      ----------------------
     FOREST & PAPER PRODUCTS  (0.8%):
                                                                                                 1,004                       1,004
                          3,000                                   2,981                                                      2,981
                                                  ----------------------      -------------------------      ----------------------
                                                                  2,981                          1,004                       3,985
                                                  ----------------------      -------------------------      ----------------------
     INDUSTRIAL GOODS & SERVICES  (4.8%):
                          3,000                                   3,124                                                      3,124
                                                                                                 2,194                       2,194
                          2,655                                   2,446                                                      2,446
                          2,000                                   2,005                                                      2,005
                          2,570                                   2,596                                                      2,596
                          2,000                                   1,993                                                      1,993
                                                                                                 1,813                       1,813
                          1,500                                   1,502                                                      1,502
                                                                                                   981                         981
                                                                                                 1,513                       1,513
                          3,456                                   3,433                                                      3,433
                                                  ----------------------      -------------------------      ----------------------
                                                                 17,099                          6,501                      23,600
                                                  ----------------------      -------------------------      ----------------------
     INSURANCE  (2.1%):
                          1,000                                   1,001                                                      1,001
                          1,600                                   1,670                                                      1,670
                            330                                     333                                                        333
                          1,000                                     963                                                        963
                          3,100                                   3,088                                                      3,088
                                                                                                 2,008                       2,008
                                                                                                 1,250                       1,250
                                                  ----------------------      -------------------------      ----------------------
                                                                  7,055                          3,258                      10,313
                                                  ----------------------      -------------------------      ----------------------

     OFFICE EQUIPMENT & SERVICES  (0.5%):
                          2,200                                           2,200         Xerox Corp., 7.15%, 8/1/04

     OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (1.4%):
                          3,158                                           3,158         BP America, Inc., 9.38%, 11/1/00
                          1,000                                           1,000         Conoco Inc., 6.35%, 4/15/09
                            864                                             864         Exxon Capital Corp., 7.45%, 12/15/01
                          2,000                                           2,000         Phillips Petroleum Co., 6.38%, 3/30/09



     PHARMACEUTICALS  (0.6%):
                          3,000                                           3,000         Warner-Lambert Co., 5.75%, 1/15/03

     PHOTOGRAPHY  (0.7%):
                          3,100                                           3,100         Eastman Kodak, 9.38%, 3/15/03

     POLLUTION CONTROL SERVICES & EQUIPMENT  (0.9%):
                          2,449                                           2,449         Waste Management, Inc., 6.38%, 12/1/03
                          2,000                                           2,000         Waste Management, Inc., 7.00%, 5/15/05



     RAILROADS  (0.2%):
                          1,000                                           1,000         Union Pacific Corp., 7.00%, 6/15/00

     RETAIL  (3.2%):
                                                   2,000                  2,000         Autozone, 6.50%, 7/15/08
                                                   1,500                  1,500         Dayton Hudson Co., 6.80%, 10/1/01
                                                   1,500                  1,500         JCPenney & Co., 6.50%, 6/15/02
                          2,000                                           2,000         JCPenney & Co., 6.13%, 11/15/03
                                                   1,000                  1,000         May Department Stores Co., 7.15%, 8/15/04
                          3,000                                           3,000         Nike, Inc., 6.38%, 12/1/03
                          4,000                                           4,000         Wal-Mart Stores, Inc., 5.85%, 6/1/00
                          1,000                                           1,000         Wal-Mart Stores, Inc., 6.75%, 5/15/02



     TELECOMMUNICATIONS  (0.8%):
                                                   2,000                  2,000         IBM Corp., 6.50%, 1/15/28
                                                   1,000                  1,000         IBM Corp., 6.25%, 2/24/00
                                                   1,250                  1,250         Worldcom, Inc., 6.13%, 8/15/01



     TOOLS  (0.4%):
                          2,000                                           2,000         Stanley Works, 5.75%, 3/1/04

     UTILITIES-ELECTRIC & GAS  (9.5%):
                          3,100                                           3,100         Baltimore Gas & Electric, 7.50%, 1/15/07
                                                   1,500                  1,500         Cincinnati Gas & Electric, 6.45%, 2/15/04
                          2,000                                           2,000         Consolidated Edison Co. of New York, Inc.,
                                                                                        6.63%, 2/1/02
                                                   1,600                  1,600         Consolidated Natural Gas, 6.80%, 12/15/27
                                                   1,500                  1,500         Florida Power Corp., 6.54%, 7/1/02
                                                   1,725                  1,725         Houston Light & Power, 6.10%, 3/1/00
                                                   1,600                  1,600         National Rural Utilities, 6.49%, 7/10/02
                          3,500                                           3,500         National Rural Utilities, 5.00%, 10/1/02
                          3,100                                           3,100         National Rural Utilities, 6.38%, 10/15/04
                          2,750                                           2,750         Northern States Power Co., 7.88%, 10/1/01
                          2,250                                           2,250         Oklahoma Gas & Electric Co., 6.25%, 10/15/00
                                                   2,500                  2,500         Potomac Electric Power, 6.00%, 4/1/04
                                                   2,400                  2,400         Public Service Electric & Gas, 6.25%, 1/1/07
                                                   1,500                  1,500         Puget Sound Power & Light, 6.61%, 2/9/00
                                                   2,500                  2,500         SCANA Corp., Series B, 6.25%, 7/8/03, MTN
                                                   2,050                  2,050         Smith Enron, 5.97%, 12/15/06
                          2,000                                           2,000         Tampa Electric Co., 6.13%, 5/1/03
                                                   1,750                  1,750         Virginia Electric & Power Co., 6.63%, 4/1/03
                          2,500                                           2,500         Virginia Electric & Power Co., 8.00%, 3/1/04
                                                   1,500                  1,500         Washington Gas Light, 6.85%, 3/9/28
                          3,500                                           3,500         Wisconsin Electric Power, 6.63%, 11/15/06



     OFFICE EQUIPMENT & SERVICES  (0.5%):
                          2,200                                         2,247                       -                     2,247
                                                           -------------------      ------------------      --------------------
     OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (1.4%):
                          3,158                                         3,284                                             3,284
                          1,000                                           951                                               951
                            864                                           886                                               886
                          2,000                                         1,895                                             1,895
                                                           -------------------      ------------------      --------------------
                                                                        7,016                       -                     7,016
                                                           -------------------      ------------------      --------------------
     PHARMACEUTICALS  (0.6%):
                          3,000                                         2,936                       -                     2,936
                                                           -------------------      ------------------      --------------------
     PHOTOGRAPHY  (0.7%):
                          3,100                                         3,379                       -                     3,379
                                                           -------------------      ------------------      --------------------
     POLLUTION CONTROL SERVICES & EQUIPMENT  (0.9%):
                          2,449                                         2,412                                             2,412
                          2,000                                         1,985                                             1,985
                                                           -------------------      ------------------      --------------------
                                                                        4,397                       -                     4,397
                                                           -------------------      ------------------      --------------------
     RAILROADS  (0.2%):
                          1,000                                         1,006                       -                     1,006
                                                           -------------------      ------------------      --------------------
     RETAIL  (3.2%):
                                                                                                1,885                     1,885
                                                                                                1,515                     1,515
                                                                                                1,487                     1,487
                          2,000                                         1,930                                             1,930
                                                                                                1,015                     1,015
                          3,000                                         2,959                                             2,959
                          4,000                                         4,004                                             4,004
                          1,000                                         1,013                                             1,013
                                                           -------------------      ------------------      --------------------
                                                                        9,906                   5,902                    15,808
                                                           -------------------      ------------------      --------------------
     TELECOMMUNICATIONS  (0.8%):
                                                                                                1,830                     1,830
                                                                                                1,000                     1,000
                                                                                                1,241                     1,241
                                                           -------------------      ------------------      --------------------
                                                                            -                   4,071                     4,071
                                                           -------------------      ------------------      --------------------
     TOOLS  (0.4%):
                          2,000                                         1,938                       -                     1,938
                                                           -------------------      ------------------      --------------------
     UTILITIES-ELECTRIC & GAS  (9.5%):
                          3,100                                         3,216                                             3,216
                                                                                                1,491                     1,491
                          2,000                                         2,013                                             2,013
                                                                                                1,454                     1,454
                                                                                                1,500                     1,500
                                                                                                1,725                     1,725
                                                                                                1,602                     1,602
                          3,500                                         3,346                                             3,346
                          3,100                                         3,030                                             3,030
                          2,750                                         2,839                                             2,839
                          2,250                                         2,256                                             2,256
                                                                                                2,433                     2,433
                                                                                                2,301                     2,301
                                                                                                1,506                     1,506
                                                                                                2,455                     2,455
                                                                                                2,019                     2,019
                          2,000                                         1,968                                             1,968
                                                                                                1,750                     1,750
                          2,500                                         2,625                                             2,625
                                                                                                1,395                     1,395
                          3,500                                         3,425                                             3,425
                                                           -------------------      ------------------      --------------------
                                                                       24,718                  21,631                    46,349
                                                           -------------------      ------------------      --------------------

     UTILITIES-TELECOMMUNICATIONS  (5.1%):
                                                   1,500                  1,500         AT&T Corp., 6.50%, 3/15/29
                          2,000                                           2,000         BellAtlantic Corp., 6.25%, 2/15/04
                          3,500                                           3,500         BellSouth Telecommunications, 6.50%, 6/15/05
                                                     475                    475         BellSouth Telecommunications, 8.25%, 7/1/32
                          2,009                                           2,009         Chesapeake & Potomac Telephone, 6.00%,
                                                                                        5/1/03
                          2,000                                           2,000         GTE California, Inc., 5.63%, 2/1/01
                                                   1,450                  1,450         GTE Corp., 7.90%, 2/1/27
                          2,295                                           2,295         GTE Northwest, Inc., Series A, 7.38%, 5/1/01
                          1,650                                           1,650         GTE Southwest, Inc., Series A, 5.82%,
                                                                                        12/1/99
                            500                                             500         Michigan Bell Telephone, 5.88%, 9/15/99
                          2,000                                           2,000         Southern New England Telecommunications
                                                                                        Corp., 6.50%, 2/15/02
                          2,000                                           2,000         Southwestern Bell Telephone, 6.63%, 4/1/05
                          4,000                                           4,000         US West Communications Group, 6.63%, 9/15/05




MUNICIPAL BONDS  (0.2%):
     GEORGIA  (0.2%):
                                                     800                    800         Atlanta Downtown Development Lease Revenue
                                                                                        Bond, 6.88%, 2/1/21



U.S. GOVERNMENT AGENCIES  (12.2%):
     FANNIE MAE  (7.3%):
                                                   1,000                  1,000         6.35%, 11/23/01
                          3,000                                           3,000         6.59%, 5/21/02
                          7,500                                           7,500         7.05%, 11/12/02
                         17,600                                          17,600         5.13%, 2/13/04
                          7,300                                           7,300         6.56% 11/26/07



     FREDDIE MAC  (0.6%):
                            700                                             700         7.14%, 3/12/07
                          2,000                                           2,000         7.10%, 4/10/07



     GOVERNMENT NATIONAL MORTGAGE ASSOC.  (3.6%):
                                                     364                    364         8.00%, 5/15/10
                                                     762                    762         6.50%, 8/15/11
                                                     584                    584         7.50%, 8/15/11
                                                   1,023                  1,023         7.00%, 9/15/11
                          9,279                                           9,279         7.00%, 11/20/28
                                                   1,449                  1,449         6.50%, 1/15/29
                                                   1,988                  1,988         6.50%, 3/15/29
                                                   2,886                  2,886         6.50%, 4/20/29




     TENNESSEE VALLEY AUTHORITY  (0.7%):
                          4,000                                           4,000         5.38%, 11/13/08



U.S. TREASURY SECURITIES  (28.6%):
     U.S. TREASURY BILLS  (0.2%):
                                                     950                    950         4.47%, 8/5/99

     BONDS  (24.3%):
                          8,000                                           8,000         5.75%, 8/15/03
                         15,000                                          15,000         5.88%, 11/15/05
                         21,000                                          21,000         6.50%, 10/15/06
                         17,833                                          17,833         3.38%, 1/15/07
                         17,000                                          17,000         7.50%, 11/15/16
                                                   1,000                  1,000         8.13%, 8/15/21
                         37,360                                          37,360         6.25%, 8/15/23



     UTILITIES-TELECOMMUNICATIONS  (5.1%):
                                                                                                 1,344                       1,344
                          2,000                                    1,960                                                     1,960
                          3,500                                    3,439                                                     3,439
                                                                                                   484                         484
                          2,009                                    1,971                                                     1,971
                          2,000                                    1,983                                                     1,983
                                                                                                 1,461                       1,461
                          2,295                                    2,335                                                     2,335
                          1,650                                    1,650                                                     1,650
                            500                                      500                                                       500
                          2,000                                    2,003                                                     2,003
                          2,000                                    1,978                                                     1,978
                          4,000                                    3,854                                                     3,854
                                                -------------------------      ------------------------      ----------------------
                                                                  21,673                         3,289                      24,962
                                                -------------------------      ------------------------      ----------------------
                    TOTAL CORPORATE BONDS       $                182,466       $                73,979       $             256,445
                                                -------------------------      ------------------------      ----------------------
MUNICIPAL BONDS  (0.2%):
     GEORGIA  (0.2%):
                                                                       -                           752                         752
                                                -------------------------      ------------------------      ----------------------

                    TOTAL MUNICIPAL BONDS       $                      -       $                   752       $                 752
                                                -------------------------      ------------------------      ----------------------
U.S. GOVERNMENT AGENCIES  (12.2%):
     FANNIE MAE  (7.3%):
                                                                                                 1,000                       1,000
                          3,000                                    3,036                                                     3,036
                          7,500                                    7,706                                                     7,706
                         17,600                                   16,716                                                    16,716
                          7,300                                    7,148                                                     7,148
                                                -------------------------      ------------------------      ----------------------
                                                                  34,606                         1,000                      35,606
                                                -------------------------      ------------------------      ----------------------
     FREDDIE MAC  (0.6%):
                            700                                      704                                                       704
                          2,000                                    2,058                                                     2,058
                                                -------------------------      ------------------------      ----------------------
                                                                   2,762                             -                       2,762
                                                -------------------------      ------------------------      ----------------------
     GOVERNMENT NATIONAL MORTGAGE ASSOC.  (3.6%)
                                                                                                   378                         378
                                                                                                   745                         745
                                                                                                   596                         596
                                                                                                 1,022                       1,022
                          9,279                                    9,014                                                     9,013
                                                                                                 1,376                       1,376
                                                                                                 1,888                       1,888
                                                                                                 2,727                       2,728
                                                -------------------------      ------------------------      ----------------------
                                                                   9,014                         8,732                      17,746
                                                -------------------------      ------------------------      ----------------------

     TENNESSEE VALLEY AUTHORITY  (0.7%):
                          4,000                                    3,632                            -                        3,632
                                                -------------------------      ------------------------      ----------------------
           TOTAL U.S. GOVERNMENT AGENCIES       $                 50,014       $                 9,732       $              59,746
                                                -------------------------      ------------------------      ----------------------

U.S. TREASURY SECURITIES  (28.6%):
     U.S. TREASURY BILLS  (0.2%):
                                                                       -                           949                         949
                                                -------------------------      ------------------------      ----------------------
     Bonds  (24.3%):
                          8,000                                    7,958                                                     7,958
                         15,000                                   14,884                                                    14,884
                         21,000                                   21,480                                                    21,480
                         17,833                                   17,070                                                    17,070
                         17,000                                   18,963                                                    18,963
                                                                                                 1,206                       1,206
                         37,360                                   37,060                                                    37,060
                                                -------------------------      ------------------------      ----------------------
                                                                 117,415                         1,206                     118,621
                                                -------------------------      ------------------------      ----------------------

     Notes  (3.5%):
                         17,000                                    17,000         6.13%, 8/15/07

     Strips  (0.6%):
                          4,000                                     4,000         2/15/04



Commercial Paper  (0.4%):
     Financial Services  (0.4%):
                                               2,000,000        2,000,000         General Electric Capital Corp., 4.99%, 7/6/99



Investment Companies  (4.5%):
                                               4,611,751        4,611,751         Aim Liquid Assets Money Market Fund
                                               4,291,754        4,291,754         AIM Prime Money Market Fund
                     13,287,510                                13,287,510         AmSouth Prime Obligations Fund
                              7                                         7         AmSouth U.S. Treasury Fund
                                                   1,000            1,000         Bank of New York Cash Reserve Money Market Fund

     Notes  (3.5%):
                         17,000                      17,037                                      -                      17,037
                                   -------------------------      ---------------------------------      ----------------------
     Strips  (0.6%):
                          4,000                       3,067                                      -                       3,067
                                   -------------------------      ---------------------------------      ----------------------
TOTAL U.S. TREASURY SECURITIES     $                137,519       $                          2,155       $             139,674
                                   -------------------------      ---------------------------------      ----------------------
Commercial Paper  (0.4%):
     Financial Services  (0.4%):
                                                          -                                  1,997                       1,997
                                   -------------------------      ---------------------------------      ----------------------
       TOTAL COMMERCIAL PAPER      $                      -       $                          1,997       $               1,997
                                   -------------------------      ---------------------------------      ----------------------
Investment Companies  (4.5%):
                                                                                             4,612                       4,612
                                                                                             4,291                       4,291
                     13,287,510                      13,288                                                             13,288
                              7                           *                                                                  *
                                                                                                 1                           1
                                   -------------------------      ---------------------------------      ----------------------
       TOTAL INVESTMENT
             COMPANIES             $                  13,288      $                           8,904      $               22,192
                                   -------------------------      ---------------------------------      ----------------------


                                   -------------------------      ---------------------------------      ----------------------
     TOTAL (COST $485,653) (a)     $                383,287       $                         97,519       $             480,806
                                   -------------------------      ---------------------------------      ----------------------



Percentages indicated are based on net assets of $488,258.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation                                  $  5,802
         Unrealized depreciation                                   (10,649)

                                                             -------------------
         Net unrealized depreciation                              $ (4,847)
                                                             ===================

*  Amount is less than one thousand dollars.
MTN - Medium Term Note

                         AMSOUTH GOVERNMENT INCOME FUND
                           ISG GOVERNMENT INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                    07/31/99
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                             AMSOUTH         ISG                         PRO FORMA
                                                                           GOVERNMENT     GOVERNMENT      PRO FORMA      COMBINED
                                                                             INCOME         INCOME       ADJUSTMENTS     (NOTE 1)
                                                                         -------------   -------------   ------------  -------------

ASSETS:
          Investment in securities, at value
                (Cost $8,566 and $351,112, respectively)                    $  8,521        $348,749        $   --        $357,270
          Interest and dividends receivable                                       78           6,406            --           6,484
          Receivable for capital shares issued                                     1               1            --               2
          Receivable from investment adviser                                    --                32                            32
          Other assets                                                             1              26            --              27
                                                                            --------        --------        --------      --------
      TOTAL ASSETS                                                             8,601         355,214            --         363,815
                                                                            --------        --------        --------      --------

LIABILITIES:
          Dividends Payable                                                     --             1,513            --           1,513
          Payable for capital shares redeemed                                      8               5            --              13
          Accrued expenses and other payables:
               Investment advisory fees                                            1             180            --             181
               Administration fees                                              --                 6            --               6
               Distribution fees                                                --                46            --              46
               Accounting fees                                                     1               2            --               3
               Transfer agent fees                                              --                 3            --               3
               Custodian fees                                                   --                12            --              12
               Other                                                               5              43            --              48
                                                                            --------        --------        --------      --------
      TOTAL LIABILITIES                                                           15           1,810            --           1,825
                                                                            --------        --------        --------      --------

NET ASSETS:
          Class A Shares                                                       5,436           1,973            --           7,409
          Class B Shares                                                        --               606            --             606
          Institutional Shares                                                 3,150         350,825            --         353,975
                                                                            ========        ========        ========      ========
                                                                            $  8,586        $353,404        $   --        $361,990
                                                                            ========        ========        ========      ========

CAPITAL SHARES OUTSTANDING
          Class A Shares                                                         565             201              4 (a)        770
          Class B Shares                                                        --                62              1 (a)         63
          Institutional Shares                                                   328          35,777            691 (a)     36,796
                                                                            ========        ========        ========      ========
                                                                                 893          36,040            696 (a)     37,566
                                                                            ========        ========        ========      ========

NET ASSET VALUE, OFFERING PRICE AND
       REDEMPTION PRICE PER SHARE
          Class A Shares - redemption price per share                       $   9.62        $   9.82                      $   9.62
                                                                            --------        --------                      --------
          Class A Shares - maximum sales charge                                 4.50%           4.75%                         4.50%
                                                                            --------        --------                      ========
          Class A Shares - POP                                              $  10.02        $  10.31                      $  10.07
                                                                            ========        ========                      ========
          Class B Shares - offering price per share*                        $   --          $   9.79                      $   9.62
                                                                            ========        ========                      ========
          Institutional Shares - offering and redemption
               price per share                                              $   9.62        $   9.81                      $   9.62
                                                                            ========        ========                      ========

COMPOSITION OF NET ASSETS
      Capital                                                                  8,967         357,534            --         366,501
      Undistributed (distributions in excess of)
          net investment income                                                 --               242            --             242
      Undistributed net realized gains/(loss)
          from investment transactions                                          (336)         (2,009)           --          (2,345)
      Net unrealized appreciation (depreciation) of investments                  (45)         (2,363)           --          (2,408)
                                                                            --------        --------        --------      --------

          NET ASSETS, JULY 31, 1999                                         $  8,586        $353,404        $   --        $361,990
                                                                            ========        ========        ========      ========

* Redemption price per share varies by length of time shares are held
(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.

                         AMSOUTH GOVERNMENT INCOME FUND
                           ISG GOVERNMENT INCOME FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    07/31/99
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                                      AMSOUTH         ISG                            PRO FORMA
                                                                    GOVERNMENT     GOVERNMENT      PRO FORMA         COMBINED
                                                                      INCOME         INCOME       ADJUSTMENTS        (NOTE 1)
                                                                   -------------  ------------   -------------   ---------------

INVESTMENT INCOME:
             Interest Income                                         $    566       $ 18,290       $   --            $ 18,856
             Dividend Income                                               11            640           --                 651
             Income from securities lending                              --               35            (35)(m)          --
                                                                     --------       --------       --------          --------
                                                                          577         18,965            (35)           19,507
                                                                     --------       --------       --------          --------

EXPENSES:
             Advisory fees                                                 62          1,878            158 (a)         2,098
             Administration fees                                           19            414            213 (b)           646
             Shareholder servicing fees (Class A Shares)                   17            154            105 (c)           276
             Shareholder servicing fees (Class B Shares)                 --             --                0 (d)             0
             Shareholder servicing fees (Institutional Shares)           --              313              5 (e)           318
             12b-1 fees (Class A Shares)                                 --                4             (4)(f)          --
             12b-1 fees (Class B Shares)                                 --                1              0 (g)             1
             Accounting fees                                               47             38            (55)(h)            30
             Transfer agent fees                                           23             50              7 (i)            80
             Custodian fees                                                 1             50             38 (j)            89
             Trustee fees and expenses                                   --                5           --                   5
             Other expenses                                                 5            123            (49)(k)            79

                                                                     --------       --------       --------          --------
       TOTAL EXPENSES:                                                    174          3,030            418             3,622
             Less Waivers
                Advisory fees                                             (33)          --               33 (a)          --
                Administration fees                                       (10)          --               10 (b)          --
                Shareholder servicing fees (Class A Shares)               (10)          --               10 (c)          --
                12b-1 fees (Class A Shares)                              --               (4)             4 (f)          --
                Accounting Fees                                           (37)          --               37 (h)          --
                Transfer agent fees                                       (20)          --               20 (i)          --
                Reimbursements                                           --             (177)           177 (l)          --

                                                                     --------       --------       --------          --------
       NET EXPENSES:                                                       64          2,849            709             3,622

                                                                     --------       --------       --------          --------
       NET INVESTMENT INCOME (LOSS)                                       513         16,116           (744)           15,885
                                                                     --------       --------       --------          --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
       INVESTMENTS:
       Net realized gains (losses) from investment transactions            51            (24)          --                  27
       Net change in unrealized appreciation (depreciation)
             from investments                                            (283)          --             --                (283)
                                                                     --------       --------       --------          --------
       Net realized/unrealized gains (losses) from investments           (232)           (24)          --                (256)
       CHANGE IN NET ASSETS RESULTING FROM
                                                                     --------       --------       --------          --------
             OPERATIONS:                                             $    281       $ 16,092       $   (744)         $ 15,629
                                                                     ========       ========       ========          ========

       NOTES TO PRO FORMA FINANCIAL STATEMENTS
       (a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.65% of net assets).
       (b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
       (c)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.25% of Class A net assets).
       (d)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.25% of Class B net assets).
       (e)   Adjustment to reflect the AmSouth contractual fee structure for
             Shareholder Servicing fees (0.15% of Institutional net assets).
       (f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
       (g) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
       (h) Adjustment to reflect the AmSouth contractual fee structure for Accounting fees ($10,000 a year per additional class + OOP).
       (i) Adjustment to reflect the AmSouth contractual fee structure for Transfer agent fees (0.015% of net assets + $10,000 a year per class + OOP).
       (j) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
       (k)   Reduction reflects expected savings when the two funds merge.
       (l)   Adjustment to reflect the AmSouth contractual fee structure.
       (m) Adjustment to reflect no securities lending income since there is not a securities lending program set up on the AmSouth Funds.

                         AMSOUTH GOVERNMENT INCOME FUND
                           ISG GOVERNMENT INCOME FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)


                AMSOUTH                           ISG                   PRO FORMA
              GOVERNMENT                       GOVERNMENT                COMBINED
                INCOME                          INCOME                  PRINCIPAL
             AMOUNT/SHARES                    AMOUNT/SHARES            AMOUNT/SHARES                       DESCRIPTION
      ---------------------------     ---------------------------------------------------------------------------------------------
 CORPORATE BONDS  (12.9%):
       AIRCRAFT LEASING  (0.7%):
                                                     2,500                    2,500      International Lease Finance Corp., 6.00%,
                                                                                         6/15/03

       AUTOMOTIVE-FINANCE  (1.6%):
                                                     3,000                    3,000      Ford Motor Credit Co., 5.75%, 2/23/04
                                                     2,000                    2,000      General Motors, 6.25%, 5/1/05
                                                     1,000                    1,000      General Motors Acceptance Corp., 5.75%,
                                                                                         11/10/03



       BANKING  (0.3%):
                                                     1,000                    1,000      NationsBank Corp., 5.38%, 4/15/00

       BEVERAGES  (0.7%):
                                                     2,000                    2,000      Anheuser Busch Cos., 5.75%, 1/15/11,
                                                                                         Callable 1/15/06 @ 100
                                                       889                      889      Anheuser Busch Cos., 6.90%, 10/1/02,
                                                                                         Callable 10/1/99 @ 100




       BROKERAGE SERVICES  (0.7%):
                                                     2,500                    2,500      Merrill Lynch & Co., 6.00%, 7/15/05

       DIVERSIFIED MANUFACTURING  (1.6%):
                                                     1,400                    1,400      American Home Products, 7.70%, 2/15/00
                                                     3,000                    3,000      Kellogg Co., 4.875%, 10/15/05
                                                     1,000                    1,000      Pharmacia & Upjohn Inc., 5.88%, 4/15/00
                                                       437                      437      Texas Instruments, 9.25%, 6/15/03



       ENTERTAINMENT  (0.8%):
                                                     3,000                    3,000      Walt Disney Co., 5.62%, 12/1/08, Callable
                                                                                         12/1/05 @ 100

       FINANCIAL SERVICES  (0.5%):
                                                     2,000                    2,000      Associates Corp., 5.75%, 11/01/03

       FOOD PRODUCTS & SERVICES  (0.9%):
                                                     2,500                    2,500      Campbell Soup Co., 4.75%, 10/1/03
                                                     1,000                    1,000      H.J. Heinz Co., 6.75%, 10/15/99



       INDUSTRIAL GOODS & SERVICES  (0.4%):
                                                       889                      889      E.I. Du Pont de Nemours & Co., 6.75%,
                                                                                         10/15/02
                                                       437                      437      E.I. Du Pont de Nemours & Co., 9.15%,
                                                                                         4/15/00



       INSURANCE  (1.1%):
                                                     2,250                    2,250      Chubb Corp., 6.15%, 8/15/05
                                                     2,000                    2,000      General Electric Capital Corp., 5.92%,
                                                                                         4/3/01



       OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (1.0%):
                                                     3,500                    3,500      Atlantic Richfield, 5.55%, 4/15/03

       TELECOMMUNICATIONS  (0.5%):
                                                     2,000                    2,000      GTE, Inc., 6.13%, 6/15/07

                                                                  AMSOUTH                    ISG
                AMSOUTH                                          GOVERNMENT               GOVERNMENT              PRO FORMA
              GOVERNMENT                                           INCOME                   INCOME                 COMBINED
                INCOME                                             MARKET                   MARKET                  MARKET
             AMOUNT/SHARES                                         VALUE                    VALUE                   VALUE
      ---------------------------                            ---------------------  ------------------------ --------------------
 CORPORATE BONDS  (12.9%):
       AIRCRAFT LEASING  (0.7%):
                                                                                -                   $ 2,444              $ 2,444
                                                              --------------------  ------------------------ --------------------
       AUTOMOTIVE-FINANCE  (1.6%):
                                                                                                      2,865                2,865
                                                                                                      1,940                1,940
                                                                                                        956                  956
                                                              --------------------  ------------------------ --------------------
                                                                                -                     5,761                5,761
                                                              --------------------  ------------------------ --------------------
       BANKING  (0.3%):
                                                                                -                       998                  998
                                                              --------------------  ------------------------ --------------------
       BEVERAGES  (0.7%):
                                                                                                      1,800                1,800
                                                                                                        896                  896
                                                              --------------------  ------------------------ --------------------
                                                                                -                     2,696                2,696
                                                              --------------------  ------------------------ --------------------

       BROKERAGE SERVICES  (0.7%):
                                                                                -                     2,391                2,391
                                                              --------------------  ------------------------ --------------------
       DIVERSIFIED MANUFACTURING  (1.6%):
                                                                                                      1,416                1,416
                                                                                                      2,752                2,752
                                                                                                      1,000                1,000
                                                                                                        481                  481
                                                              --------------------  ------------------------ --------------------
                                                                                -                     5,649                5,649
                                                              --------------------  ------------------------ --------------------
       ENTERTAINMENT  (0.8%):
                                                                                -                     2,760                2,760
                                                              --------------------  ------------------------ --------------------
       FINANCIAL SERVICES  (0.5%):
                                                                                -                     1,918                1,918
                                                              --------------------  ------------------------ --------------------
       FOOD PRODUCTS & SERVICES  (0.9%):
                                                                                                      2,356                2,356
                                                                                                      1,003                1,003
                                                              --------------------  ------------------------ --------------------
                                                                                -                     3,359                3,359
                                                              --------------------  ------------------------ --------------------
       INDUSTRIAL GOODS & SERVICES  (0.4%):
                                                                                                        899                  899
                                                                                                        447                  447
                                                              --------------------  ------------------------ --------------------
                                                                                -                     1,346                1,346
                                                              --------------------  ------------------------ --------------------
       INSURANCE  (1.1%):
                                                                                                      2,171                2,171
                                                                                                      1,990                1,990
                                                              --------------------  ------------------------ --------------------
                                                                                -                     4,161                4,161
                                                              --------------------  ------------------------ --------------------
       OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (1.0%):
                                                                                -                     3,404                3,404
                                                              --------------------  ------------------------ --------------------
       TELECOMMUNICATIONS  (0.5%):
                                                                                -                     1,900                1,900
                                                              --------------------  ------------------------ --------------------

                         AMSOUTH GOVERNMENT INCOME FUND
                           ISG GOVERNMENT INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                    7/31/93
                     (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                  (UNAUDITED)

             AMSOUTH                           ISG                   PRO FORMA
           GOVERNMENT                       GOVERNMENT                COMBINED
             INCOME                          INCOME                  PRINCIPAL
          AMOUNT/SHARES                    AMOUNT/SHARES            AMOUNT/SHARES                       DESCRIPTION
  ---------------------------     ---------------------------------------------------------------------------------------------
       UTILITIES-ELECTRIC & GAS  (2.1%):
                                                     3,000                    3,000      Emerson Electric, 5.85%, 3/15/09
                                                     3,500                    3,500      National Rural Utilities, 5.75%, 12/1/08
                                                     1,000                    1,000      Pacific Gas & Electric, 6.25%, 3/1/04
                                                     1,000                    1,000      Southern California Edison, 5.63%, 10/1/02





 U.S. Government Agencies  (36.0%):
       FANNIE MAE  (8.6%):
                                                    15,000                   15,000      5.28%*, 9/15/99
                           1,600                                              1,600      5.75%, 4/15/03
                                                     7,000                    7,000      6.00%, 5/15/08
                                                     5,000                    5,000      6.46%, 5/9/05, Callable 5/9/01 @ 100
                                                     1,000                    1,000      6.82%, 12/13/06
                                                     2,000                    2,000      6.94%, 9/5/07, Callable 9/5/02 @ 100



       FEDERAL FARM CREDIT BANK  (8.5%):
                                                    15,000                   15,000      5.07%, 12/15/03
                                                     7,000                    7,000      5.70%, 9/3/08
                                                    10,000                   10,000      6.20%, 7/1/02



       FEDERAL HOME LOAN BANK  (5.9%):
                                                     5,000                    5,000      5.26%, 2/18/04
                                                     3,000                    3,000      5.35%, 12/1/03
                                                    10,000                   10,000      5.80%, 9/2/08
                                                     2,000                    2,000      6.275%, 8/13/01, Callable 8/13/99 @ 100
                                                     2,250                    2,250      6.34%, 6/29/04



       FREDDIE MAC  (9.1%):
                                                     5,000                    5,000      5.00%, 1/15/04
                                                    10,000                   10,000      5.75%, 3/15/09
                                                    10,000                   10,000      6.75%, 5/4/09, Callable 8/4/99 @ 100
                                                     5,000                    5,000      7.00%, 3/23/09, Callable 6/23/99 @ 100
                                                     4,000                    4,000      7.40%, 6/9/14, Callable 6/9/00 @ 100



       GOVERNMENT NATIONAL MORTGAGE ASSOC.  (1.6%):
                            1360                                               1360      7.00%, 12/15/26-2/20/29
                            2207                                               2207      7.50%, 6/15/24-12/15/25
                             306                                                306      8.00%, 7/15/26
                             196                                                196      8.50%, 12/15/19-2/15/23
                             874                                                874      9.00%, 6/15/18-9/15/22
                             662                                                662      9.50%, 5/15/18-8/15/21



       PRIVATE EXPORT FUNDING (1.9%):
                                                     2,000                    2,000      Series B, 6.49%, 7/15/07
                                                     2,000                    2,000      Series C, 6.31%, 9/30/04
                                                     3,000                    3,000      Series D, 5.87%, 7/31/08

                                                          AMSOUTH                        ISG
                   AMSOUTH                              GOVERNMENT                    GOVERNMENT                   PRO FORMA
                 GOVERNMENT                               INCOME                        INCOME                      COMBINED
                   INCOME                                 MARKET                        MARKET                       MARKET
                AMOUNT/SHARES                             VALUE                         VALUE                        VALUE
         ---------------------------                ---------------------       ------------------------      --------------------
       UTILITIES-ELECTRIC & GAS  (2.1%):
                                                                                                    2,800                   2,800
                                                                                                    3,215                   3,215
                                                                                                      985                     985
                                                                                                      978                     978
                                                   ------------------------     --------------------------    --------------------
                                                                         -                          7,978                   7,978
                                                   ------------------------     --------------------------    --------------------
                    TOTAL CORPORATE BONDS          $                     -      $                  46,765     $            46,765
                                                   ------------------------     --------------------------    --------------------
 U.S. Government Agencies  (36.0%):
       FANNIE MAE  (8.6%):
                                                                                                   14,908                  14,908
                           1,600                                     1,568                                                  1,568
                                                                                                    6,673                   6,673
                                                                                                    4,952                   4,952
                                                                                                    1,001                   1,001
                                                                                                    1,989                   1,989
                                                   ------------------------     --------------------------    --------------------
                                                                     1,568                         29,523                  31,091
                                                   ------------------------     --------------------------    --------------------
       FEDERAL FARM CREDIT BANK  (8.5%):
                                                                                                   14,298                  14,298
                                                                                                    6,574                   6,574
                                                                                                    9,993                   9,993
                                                   ------------------------     --------------------------    --------------------
                                                                         -                         30,865                  30,865
                                                   ------------------------     --------------------------    --------------------
       FEDERAL HOME LOAN BANK  (5.9%):
                                                                                                    4,785                   4,785
                                                                                                    2,879                   2,879
                                                                                                    9,401                   9,401
                                                                                                    2,000                   2,000
                                                                                                    2,244                   2,244
                                                   ------------------------     --------------------------    --------------------
                                                                         -                         21,309                  21,309
                                                   ------------------------     --------------------------    --------------------
       FREDDIE MAC  (9.1%):
                                                                                                    4,729                   4,729
                                                                                                    9,312                   9,312
                                                                                                    9,999                   9,999
                                                                                                    5,000                   5,000
                                                                                                    3,943                   3,943
                                                   ------------------------     --------------------------    --------------------
                                                                         -                         32,983                  32,983
                                                   ------------------------     --------------------------    --------------------
       GOVERNMENT NATIONAL MORTGAGE ASSOC.  (1.6%):
                            1360                                     1,324                                                  1,324
                            2207                                     2,208                                                  2,208
                             306                                       312                                                    312
                             196                                       203                                                    203
                             874                                       921                                                    921
                             662                                       705                                                    705
                                                   ------------------------     --------------------------    --------------------
                                                                     5,673                              -                   5,673
                                                   ------------------------     --------------------------    --------------------
       PRIVATE EXPORT FUNDING (1.9%):
                                                                                                    2,013                   2,013
                                                                                                    2,008                   2,008
                                                                                                    2,894                   2,894
                                                   ------------------------     --------------------------    --------------------
                                                                         -                          6,915                   6,915
                                                   ------------------------     --------------------------    --------------------

                         AMSOUTH LIMITED TERM BOND FUND
                          ISG LIMITED TERM INCOME FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)


            AMSOUTH                           ISG          PRO FORMA
       Limited Term Bond                 Limited Term      COMBINED
           Principal                   Income Principal    Principal
         Amount/Shares                   Amount/Shares   Amount/Shares      Description
-------------------------------     -------------------  ---------------    ---------------------------------------------------

 AUTOMOTIVE-FINANCE  (7.1%):
                         1,000                             1,000            Chrysler Financial Corp., 6.08%, 4/6/01
                         4,000                             4,000            Ford Motor Credit Co., 8.20%, 2/15/02
                                           2,500           2,500            Ford Motor Credit Co., 6.50%, 2/28/02
                                           2,000           2,000            General Motors Acceptance Corp., 5.80%, 4/9/01
                         3,500                             3,500            General Motors Acceptance Corp., 6.75%, 2/7/02
                         2,000                             2,000            Toyota Motor Credit Corp., 5.50%, 9/17/01



 BANKING  (7.5%):
                                           2,500           2,500            ABN AMRO Bank, 6.63%, 10/31/01
                         3,000                             3,000            Bank One Corp., 6.25%, 9/1/00
                                           1,500           1,500            Bankers Trust, 6.75%, 10/3/01
                         1,500                             1,500            Firstar Bank, 6.25%, 12/1/02
                         2,000                             2,000            NationsBank Corp., 5.38%, 4/15/00
                         2,500                             2,500            NationsBank Corp., 5.70%, 9/11/00
                                           2,000           2,000            Nationsbank Corp., 7.00%, 9/15/01
                           900                               900            Wachovia Bank, 6.30%, 3/15/01



 BEVERAGES  (0.6%):
                                           1,250           1,250            Anheuser-Busch, 7.13%, 7/1/17

 BROKERAGE SERVICES  (3.4%):
                         3,500                             3,500            Bear Stearns & Co., Inc., 6.50%, 8/1/02
                         2,000                             2,000            Dean Witter Discover & Co., 6.26%, 3/15/00
                                           1,750           1,750            Merrill Lynch & Co., 6.00%, 1/15/01



 BUILDING PRODUCTS  (0.9%):
                         2,000                             2,000            Vulcan Materials Co., 5.75%, 4/1/04

 CHEMICALS  (0.7%):
                                           1,500           1,500            Eastman Chemical, 6.38%, 1/15/04

 COMPUTERS & PERIPHERALS  (0.9%):
                                           1,000           1,000            IBM Corp., 6.04%, 8/7/00
                         1,000                             1,000            IBM Corp., 5.95%, 6/2/03




 CONSUMER GOODS  (0.9%):
                         2,000                             2,000            Procter & Gamble Co., 5.25%, 9/15/03

 ELECTRONIC COMPONENTS/
  INSTRUMENTS  (0.4%):
                           850                               850            Honeywell, Inc., 6.75%, 3/15/02

 ENTERTAINMENT  (0.7%):
                                           1,500           1,500            Walt Disney Co., 6.375%, 3/30/01

 FARM EQUIPMENT  (2.3%):
                         3,000                             3,000            John Deere Capital Corp., 5.85%, 1/15/01
                                           2,000           2,000            John Deere Capital Corp., 5.90%, 4/8/03




 FINANCIAL SERVICES  (9.7%):
                         3,000                             3,000            Ameritech Capital Funding, 6.13%, 10/15/01
                                           1,500           1,500            Associates Corp., 7.68%, 3/3/00
                         4,200                             4,200            Associates Corp. of North America, 6.63%, 5/15/01
                           500                               500            Beneficial Corp., 7.32%, 11/17/99
                         2,000                             2,000            CIT Group Holdings, 6.38%, 10/1/02
                         1,000                             1,000            Citigroup, Inc., 6.13%, 6/15/00
                         1,000                             1,000            Commercial Credit Co., 8.26%, 11/1/01



                                                           AMSOUTH               ISG         PRO FORMA
                                                      LIMITED TERM BOND      LIMITED TERM     COMBINED
                                                           MARKET           INCOME MARKET      MARKET
 Description                                                Value               Value          Value
 ---------------------------------------------------  -----------------------------------------------------

 Chrysler Financial Corp., 6.08%, 4/6/01                        $ 998                $ -            $ 998
 Ford Motor Credit Co., 8.20%, 2/15/02                          4,149                               4,149
 Ford Motor Credit Co., 6.50%, 2/28/02                                             2,497            2,497
 General Motors Acceptance Corp., 5.80%, 4/9/01                                    1,980            1,980
 General Motors Acceptance Corp., 6.75%, 2/7/02                 3,509                               3,509
 Toyota Motor Credit Corp., 5.50%, 9/17/01                      1,968                               1,968
                                                         -------------       ------------    -------------
                                                               10,624              4,477           15,101
                                                         -------------       ------------    -------------

 ABN AMRO Bank, 6.63%, 10/31/01                                                    2,509            2,509
 Bank One Corp., 6.25%, 9/1/00                                  3,003                               3,003
 Bankers Trust, 6.75%, 10/3/01                                                     1,508            1,508
 Firstar Bank, 6.25%, 12/1/02                                   1,487                               1,487
 NationsBank Corp., 5.38%, 4/15/00                              1,995                               1,995
 NationsBank Corp., 5.70%, 9/11/00                              2,488                               2,488
 Nationsbank Corp., 7.00%, 9/15/01                                                 2,025            2,025
 Wachovia Bank, 6.30%, 3/15/01                                    899                                 899
                                                         -------------       ------------    -------------
                                                                9,872              6,042           15,914
                                                         -------------       ------------    -------------

 Anheuser-Busch, 7.13%, 7/1/17                                      -              1,225            1,225
                                                         -------------       ------------    -------------

 Bear Stearns & Co., Inc., 6.50%, 8/1/02                        3,465                               3,465
 Dean Witter Discover & Co., 6.26%, 3/15/00                     2,005                               2,005
 Merrill Lynch & Co., 6.00%, 1/15/01                                               1,746            1,746
                                                         -------------       ------------    -------------
                                                                5,470              1,746            7,216
                                                         -------------       ------------    -------------

 Vulcan Materials Co., 5.75%, 4/1/04                            1,940                  -            1,940
                                                         -------------       ------------    -------------

 Eastman Chemical, 6.38%, 1/15/04                                   -              1,466            1,466
                                                         -------------       ------------    -------------

 IBM Corp., 6.04%, 8/7/00                                                          1,002            1,002
 IBM Corp., 5.95%, 6/2/03                                         981                                 981
                                                         -------------       ------------    -------------
                                                         -------------       ------------
                                                                  981              1,002            1,983
                                                         -------------       ------------    -------------

 Procter & Gamble Co., 5.25%, 9/15/03                           1,913                  -            1,913
                                                         -------------       ------------    -------------


 Honeywell, Inc., 6.75%, 3/15/02                                  857                  -              857
                                                         -------------       ------------    -------------

 Walt Disney Co., 6.375%, 3/30/01                                   -              1,508            1,508
                                                         -------------       ------------    -------------

 John Deere Capital Corp., 5.85%, 1/15/01                       2,981                               2,981
 John Deere Capital Corp., 5.90%, 4/8/03                                           1,948            1,948
                                                         -------------       ------------    -------------
                                                                                             -------------
                                                                2,981              1,948            4,929
                                                         -------------       ------------    -------------

 Ameritech Capital Funding, 6.13%, 10/15/01                     2,988                               2,988
 Associates Corp., 7.68%, 3/3/00                                                   1,519            1,519
 Associates Corp. of North America, 6.63%, 5/15/01              4,210                               4,210
 Beneficial Corp., 7.32%, 11/17/99                                502                                 502
 CIT Group Holdings, 6.38%, 10/1/02                             1,983                               1,983
 Citigroup, Inc., 6.13%, 6/15/00                                1,000                               1,000
 Commercial Credit Co., 8.26%, 11/1/01                          1,038                               1,038

            AMSOUTH                           ISG          PRO FORMA
       Limited Term Bond                 Limited Term      COMBINED
           Principal                   Income Principal    Principal
         Amount/Shares                   Amount/Shares   Amount/Shares      Description
-------------------------------     -------------------  ---------------    ---------------------------------------------------

                         2,500                             2,500            General Electric Capital Corp., 6.15%, 11/5/01
                         2,500                             2,500            Household Finance Co., 8.95%, 9/15/99
                         2,500                             2,500            Household Netherlands, 6.20%, 12/1/03





 FOOD PRODUCTS & SERVICES  (1.4%):
                         1,000                             1,000            Campbell Soup Co., 6.15%, 12/1/02
                         1,000                             1,000            McDonald's Corp., 5.90%, 5/11/01
                         1,000                             1,000            McDonald's Corp., 6.00%, 6/23/02




 FOREST & PAPER PRODUCTS  (1.4%):
                                           2,000           2,000            International Paper Co., 6.88%, 7/10/00
                         1,000                             1,000            Mead Corp., 6.60%, 3/1/02




 HEALTH CARE  (0.9%):
                         2,000                             2,000            McKesson Corp., 6.88%, 3/1/02

 INDUSTRIAL GOODS & SERVICES  (6.2%):
                         2,000                             2,000            Air Products & Chemicals, Inc., 8.35%, 1/15/02
                                           1,500           1,500            Archer Daniels, 6.25%, 5/15/03
                         1,000                             1,000            Caterpillar Financial Services, 6.02%, 4/15/02
                         3,000                             3,000            E. I. Dupont de Nemours & Co., 6.50%, 9/1/02
                                           3,000           3,000            Imperial Oil Ltd., 8.75%, 10/15/19
                                           2,500           2,500            Martin Marietta, 6.50%, 4/15/03



 INSURANCE  (4.1%):
                         2,000                             2,000            American General Finance, 5.75%, 11/01/03
                         1,500                             1,500            AON Corp., 6.88%, 10/1/99
                         1,000                             1,000            St. Paul Cos., Inc., Series A, 6.17%, 1/15/01
                                           2,000           2,000            Travelers Property Casualty, 6.75%, 4/15/01
                         2,200                             2,200            USLife Corp., 6.38%, 6/15/00



 LEASING  (1.0%):
                         2,000                             2,000            USL Capital Corp., 8.13%, 2/15/00

 OFFICE EQUIPMENT & SERVICES  (0.6%):
                         1,274                             1,274            Xerox Corp., 8.13%, 4/15/02

 OIL & GAS EXPLORATION, PRODUCTION,
& SERVICES  (1.0%):
                         2,200                             2,200            Amoco Co., 6.25%, 10/15/04

 RETAIL  (5.5%):
                                           2,500           2,500            Dayton Hudson Co., 6.40%, 2/15/03
                                           2,000           2,000            J.C. Penney Co., Inc., 7.25%, 4/1/02
                         1,000                             1,000            Sears, Roebuck and Co., 6.00%, 3/20/03
                         3,500                             3,500            Wal-Mart Stores, Inc., 5.85%, 6/1/00
                                           2,500           2,500            Wal-Mart Stores, Inc., 5.85%, 6/1/00



 TELECOMMUNICATIONS  (2.6%):
                         1,500                             1,500            AT&T Corp., 5.63%, 3/15/04
                                           1,036           1,036            IBM Corp., 6.25%, 2/24/00
                                           1,500           1,500            MCI Communication Corp., 7.13%, 1/20/00
                                           1,500           1,500            Worldcom, Inc., 6.13%, 8/15/01




 TELECOMMUNICATIONS-EQUIPMENT  (0.5%):
                         1,000                             1,000            Lucent Technologies, Inc., 6.90%, 7/15/01

 TOOLS  (0.5%):
                           500                               500            Stanley Works, 7.38%, 12/15/02
                           500                               500            Stanley Works, 5.75%, 3/1/04




 UTILITIES-ELECTRIC & GAS  (12.1%):
                         1,250             2,000           3,250            Alabama Power Corp., 5.35%, 11/15/03
                                           2,500           2,500            Baltimore Gas & Electric Co., 6.50%, 2/15/03
                           600                               600            Baltimore Gas & Electric Co., 5.50%, 7/15/00
                                           2,000           2,000            Central Power & Light, 6.00%, 4/1/00
                                           1,300           1,300            Cincinnati Gas & Electric, 6.45%, 2/15/04
                                           1,000           1,000            ENSERCH, 7.00%, 8/15/99
                         1,000                             1,000            Florida Power Corp., 6.50%, 12/1/99
                                           2,000           2,000            Florida Power Corp., 6.54%, 7/1/02
                                           2,500           2,500            Midamerican Energy, 6.50%, 12/15/01
                                           2,000           2,000            National Rural Utilities, 6.49%, 7/10/02




                                                          AMSOUTH               ISG         PRO FORMA
                                                     LIMITED TERM BOND      LIMITED TERM     COMBINED
                                                          MARKET           INCOME MARKET      MARKET
Description                                                Value               Value          Value
---------------------------------------------------  -----------------------------------------------------

General Electric Capital Corp., 6.15%, 11/5/01                 2,491                               2,491
Household Finance Co., 8.95%, 9/15/99                          2,508                               2,508
Household Netherlands, 6.20%, 12/1/03                          2,438                               2,438
                                                        -------------       ------------    -------------
                                                              19,158              1,519           20,677
                                                        -------------       ------------    -------------


Campbell Soup Co., 6.15%, 12/1/02                                996                                 996
McDonald's Corp., 5.90%, 5/11/01                                 995                                 995
McDonald's Corp., 6.00%, 6/23/02                                 990                                 990
                                                        -------------       ------------    -------------
                                                               2,981                  -            2,981
                                                        -------------       ------------    -------------

International Paper Co., 6.88%, 7/10/00                                           2,007            2,007
Mead Corp., 6.60%, 3/1/02                                        994                                 994
                                                        -------------       ------------
                                                        -------------       ------------    -------------
                                                                 994              2,007            3,001
                                                        -------------       ------------    -------------

McKesson Corp., 6.88%, 3/1/02                                  1,985                  -            1,985
                                                        -------------       ------------    -------------

Air Products & Chemicals, Inc., 8.35%, 1/15/02                 2,083                               2,083
Archer Daniels, 6.25%, 5/15/03                                                    1,489            1,489
Caterpillar Financial Services, 6.02%, 4/15/02                   988                                 988
E. I. Dupont de Nemours & Co., 6.50%, 9/1/02                   3,007                               3,007
Imperial Oil Ltd., 8.75%, 10/15/19                                                3,127            3,127
Martin Marietta, 6.50%, 4/15/03                                                   2,487            2,487
                                                        -------------       ------------    -------------
                                                               6,078              7,103           13,181
                                                        -------------       ------------    -------------

American General Finance, 5.75%, 11/01/03                      1,923                               1,923
AON Corp., 6.88%, 10/1/99                                      1,502                               1,502
St. Paul Cos., Inc., Series A, 6.17%, 1/15/01                    996                                 996
Travelers Property Casualty, 6.75%, 4/15/01                                       2,007            2,007
USLife Corp., 6.38%, 6/15/00                                   2,199                               2,199
                                                        -------------       ------------    -------------
                                                               6,620              2,007            8,627
                                                        -------------       ------------    -------------

USL Capital Corp., 8.13%, 2/15/00                              2,024                  -            2,024
                                                        -------------       ------------    -------------

Xerox Corp., 8.13%, 4/15/02                                    1,331                  -            1,331
                                                        -------------       ------------    -------------


Amoco Co., 6.25%, 10/15/04                                     2,178                  -            2,178
                                                        -------------       ------------    -------------

Dayton Hudson Co., 6.40%, 2/15/03                                                 2,497            2,497
J.C. Penney Co., Inc., 7.25%, 4/1/02                                              2,020            2,020
Sears, Roebuck and Co., 6.00%, 3/20/03                           975                                 975
Wal-Mart Stores, Inc., 5.85%, 6/1/00                           3,504                               3,504
Wal-Mart Stores, Inc., 5.85%, 6/1/00                                              2,503            2,503
                                                        -------------       ------------    -------------
                                                               4,479              7,020           11,499
                                                        -------------       ------------    -------------

AT&T Corp., 5.63%, 3/15/04                                     1,438                               1,438
IBM Corp., 6.25%, 2/24/00                                                         1,036            1,036
MCI Communication Corp., 7.13%, 1/20/00                                           1,510            1,510
Worldcom, Inc., 6.13%, 8/15/01                                                    1,489            1,489
                                                        -------------       ------------    -------------
                                                               1,438              4,035            5,473
                                                        -------------       ------------    -------------

Lucent Technologies, Inc., 6.90%, 7/15/01                      1,013                  -            1,013
                                                        -------------       ------------    -------------

Stanley Works, 7.38%, 12/15/02                                   514                                 514
Stanley Works, 5.75%, 3/1/04                                     484                                 484
                                                        -------------       ------------    -------------
                                                                 998                  -              998
                                                        -------------       ------------    -------------

Alabama Power Corp., 5.35%, 11/15/03                           1,194              1,918            3,112
Baltimore Gas & Electric Co., 6.50%, 2/15/03                                      2,493            2,493
Baltimore Gas & Electric Co., 5.50%, 7/15/00                     599                                 599
Central Power & Light, 6.00%, 4/1/00                                              2,000            2,000
Cincinnati Gas & Electric, 6.45%, 2/15/04                                         1,292            1,292
ENSERCH, 7.00%, 8/15/99                                                           1,001            1,001
Florida Power Corp., 6.50%, 12/1/99                            1,003                               1,003
Florida Power Corp., 6.54%, 7/1/02                                                2,000            2,000
Midamerican Energy, 6.50%, 12/15/01                                               2,493            2,493
National Rural Utilities, 6.49%, 7/10/02                                          2,003            2,003

            AMSOUTH                           ISG          PRO FORMA
       Limited Term Bond                 Limited Term      COMBINED
           Principal                   Income Principal    Principal
         Amount/Shares                   Amount/Shares   Amount/Shares      Description
-------------------------------     -------------------  ---------------    ---------------------------------------------------

                                           2,500           2,500            Potomac Electric Power, 6.00%, 4/1/04
                                           2,000           2,000            Puget Sound Power & Light, 6.61%, 2/9/00
                                           2,000           2,000            SCANA Corp., Series B, 6.25%, 7/8/03
                                           1,321           1,321            Smith Enron, 5.97%, 12/15/06



 UTILITIES-TELECOMMUNICATIONS
 (0.9%):
                         2,000                             2,000            BellSouth Telecommunications, 6.00%, 6/15/02




 FANNIE MAE  (0.7%):
                                           1,500           1,500            6.35%, 11/23/01

 FREDDIE MAC  (0.9%):
                                           2,000           2,000            6.75%, 4/1/08

 GOVERNMENT NATIONAL MORTGAGE
  ASSOC.  (9.2%):
                                             450                   450      8.00%, 12/15/07
                                             823                   823      8.00%, 8/15/08
                                             521                   521      7.50%, 4/15/09
                                             373                   373      7.50%, 4/15/09
                                             467                   467      7.50%, 6/15/09
                                             492                   492      8.50%, 9/15/09
                                             921                   921      8.00%, 11/15/09
                                             373                   373      8.50%, 12/15/09
                                             451                   451      8.50%, 12/15/09
                                             855                   855      8.00%, 4/15/10
                                           1,119                 1,119      8.00%, 4/15/10
                                           1,199                 1,199      7.50%, 8/15/11
                                           1,928                 1,928      6.00%, 1/15/14
                                           1,930                 1,930      6.00%, 1/15/14
                                           1,932                 1,932      6.50%, 1/15/29
                                           1,942                 1,942      6.50%, 1/20/29
                                           1,988                 1,988      6.50%, 3/15/29
                                           1,990                 1,990      6.50%, 4/20/29


                                           1,500                 1,500      7.75%, 1/31/00
                                           1,000                 1,000      6.25%, 6/30/02
            18,000                                              18,000      7.25%, 5/15/04


                                       3,835,297             3,835,297      AIM Liquid Assets Money Market Fund
                                       2,024,579             2,024,579      AIM Prime Money Market Fund
         2,248,559                                           2,248,559      AmSouth Prime Obligations Fund
               339                                                 339      AmSouth U.S. Treasury Fund
                                           1,000                 1,000      Bank of New York Cash Reserve Money Market Fund

                                Unrealized appreciation         $ 929
                                Unrealized depreciation         (2,354)
                                                              --------
                                Net unrealized depreciation   $ (1,425)
                                                              ========


                                                          AMSOUTH               ISG         PRO FORMA
                                                     LIMITED TERM BOND      LIMITED TERM     COMBINED
                                                          MARKET           INCOME MARKET      MARKET
Description                                                Value               Value          Value
---------------------------------------------------  -----------------------------------------------------

Potomac Electric Power, 6.00%, 4/1/04                                             2,432            2,432
Puget Sound Power & Light, 6.61%, 2/9/00                                          2,007            2,007
SCANA Corp., Series B, 6.25%, 7/8/03                                              1,965            1,965
Smith Enron, 5.97%, 12/15/06                                                      1,301            1,301
                                                        -------------       ------------    -------------
                                                               2,796             22,905           25,701
                                                        -------------       ------------    -------------


BellSouth Telecommunications, 6.00%, 6/15/02                   1,975                  -            1,975
                                                        -------------       ------------    -------------
                                   TOTAL CORPORATE BONDS    $ 90,686           $ 66,010        $ 156,696
                                                            ---------       ------------    -------------


6.35%, 11/23/01                                                    -              1,501            1,501
                                                            ---------       ------------    -------------

6.75%, 4/1/08                                                      -              2,000            2,000
                                                            ---------       ------------    -------------


8.00%, 12/15/07                                                                     466              466
8.00%, 8/15/08                                                                      854              854
7.50%, 4/15/09                                                                      531              531
7.50%, 4/15/09                                                                      380              380
7.50%, 6/15/09                                                                      477              477
8.50%, 9/15/09                                                                      514              514
8.00%, 11/15/09                                                                     955              955
8.50%, 12/15/09                                                                     389              389
8.50%, 12/15/09                                                                     471              471
8.00%, 4/15/10                                                                      886              886
8.00%, 4/15/10                                                                    1,160            1,160
7.50%, 8/15/11                                                                    1,223            1,223
6.00%, 1/15/14                                                                    1,846            1,846
6.00%, 1/15/14                                                                    1,849            1,849
6.50%, 1/15/29                                                                    1,835            1,835
6.50%, 1/20/29                                                                    1,836            1,836
6.50%, 3/15/29                                                                    1,889            1,889
6.50%, 4/20/29                                                                    1,882            1,882
                                                            ---------       ------------    -------------
                                                                   -             19,443           19,443
                                                            ---------       ------------    -------------
                          TOTAL U.S. GOVERNMENT AGENCIES         $ -           $ 22,944         $ 22,944
                                                            ---------       ------------    -------------

7.75%, 1/31/00                                                                    1,519            1,519
6.25%, 6/30/02                                                                    1,013            1,013
7.25%, 5/15/04                                                18,971                              18,971
                                                            ---------       ------------    -------------

                               TOTAL U.S. TREASURY NOTES    $ 18,971            $ 2,532         $ 21,503
                                                            ---------       ------------    -------------

AIM Liquid Assets Money Market Fund                                               3,835            3,835
AIM Prime Money Market Fund                                                       2,025            2,025
AmSouth Prime Obligations Fund                                 2,248                               2,248
AmSouth U.S. Treasury Fund                                         -                                   -
Bank of New York Cash Reserve Money Market Fund                                       1                1
                                                            ---------       ------------    -------------
                              TOTAL INVESTMENT COMPANIES     $ 2,248            $ 5,861          $ 8,109
                                                            ---------       ------------    -------------

                               TOTAL (COST $210,677) (A)   $ 111,905           $ 97,347        $ 209,252
                                                            ---------       ------------    -------------

                         AmSouth Limited Term Bond Fund
                        ISG Limited Term Income Fund ISG
             Pro Forma Combining Statement of Operations ANA # Days
                              7/31/99 A 7,358,647
                        (Amounts in thousands) B 602,460
                            (Unaudited) I 88,566,034

                                                                                         ISG                           Pro Forma
                                                                   AmSouth           Limited Term        Pro Forma      Combined
                                                              Limited Term Bond         Income          Adjustments     (Note 1)
                                                              -----------------    ----------------    -------------  -------------
INVESTMENT INCOME:

           Interest Income                                         $ 7,037             $ 5,884            $ -           $12,921


           Dividend Income                                              95                 191              -                95
           Income from securities lending                                -                   8             (8)(m)             -
                                                                  ---------       ------------     ----------      ------------
                                                                     7,132               6,083             (8)           13,207
                                                                  ---------       ------------     ----------      ------------

EXPENSES:


           Advisory fees                                               735                 483            144  (a)        1,362


           Administration fees                                         226                145             48  (b)          419
           Shareholder servicing fees (Class A Shares)                   8                  6             12  (c)           26
           Shareholder servicing fees (Class B Shares)                   -                  2              1  (d)            3
           Shareholder servicing fees (Institutional Shares)             -                 80            217  (e)          297
           12b-1 fees (Class A Shares)                                   -                 18            (18) (f)            -
           12b-1 fees (Class B Shares)                                   4                  5             (1) (g)            8
           Accounting fees                                              57                 49            (73) (h)           33
           Transfer agent fees                                          48                 57            (42) (i)           63
           Custodian fees                                                7                 25             26  (j)           58
           Trustee fees and expenses                                     3                  5             (3) (k)            5
           Other expenses                                               28                 93            (58) (k)           63

                                                                  ---------      ------------     ----------      ------------
      Total Expenses:                                                1,116                968            253             2,337
           Less Waivers:
              Advisory fees                                           (170)                 -            170 (a)             -
              Administration fees                                      (90)                 -             90 (b)             -
              Shareholder servicing fees (Class A Shares)               (5)                 -              5 (c)             -
              Accounting fees                                          (15)                 -             15 (h)             -
              Transfer agent fees                                      (25)                 -             25 (i)             -

                                                                  ---------      ------------     ----------      ------------
      Net Expenses:                                                    811                968            558             2,337

                                                                  ---------      ------------     ----------      ------------
      Net Investment Income                                          6,321              5,115           (566)           10,870
                                                                  ---------      ------------     ----------      ------------

Realized/Unrealized Gains (Losses) from
     Investments
      Net realized gains (losses) from investment transaction          464                130              -               594
      Net change in unrealized appreciation (depreciation)
           from investments                                         (2,240)            (1,948)             -            (4,188)
                                                                  ---------      ------------     ----------      ------------
      Net realized/unrealized gains (losses) from investments       (1,776)            (1,818)             -            (3,594)
      Change in net assets resulting from
                                                                  =========      ============     ==========      ============
           Operations:                                             $ 4,545         $ 3,297         $ (566)          $ 7,276

      Notes to Pro Forma Financial Statements
      (a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.65% of net assets).
      (b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
      (c) Adjustment to reflect the AmSouth contractual fee structure for Shareholder servicing fees (0.25% of Class A net assets)
      (d) Adjustment to reflect the AmSouth contractual fee structure for Shareholder servicing fees (0.25% of Class B net assets)
      (e) Adjustment to reflect the AmSouth contractual fee structure for Shareholder servicing fees (0.25% of Institutional net assets).
      (f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
      (g) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
      (h) Adjustment to reflect the AmSouth contractual fee structure for
          Accounting fees ($10,000 a year per additional class + OOP).
      (i) Adjustment to reflect the AmSouth contractual fee structure for
          Transfer agent fees (0.015% of net assets + $10,000 a year per class +
          OOP).
      (j) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
      (k) Reduction reflects expected savings when the two funds merge.
      (l) Adjustment to reflect the AmSouth contractual fee structure.
      (m) Adjustment to reflect no securities lending income since there is not a securities lending program set up on the AmSouth Funds.

                         AMSOUTH LIMITED TERM BOND FUND
                          ISG Limited Term Income Fund
             Pro Forma Combining Statement of Assets and Liabilities
                                     7/31/99
                (Amounts in thousands, except per share amounts)
                                   (Unaudited)

                                                                                ISG                              PRO FORMA
                                                                AmSouth     Limited Term       Pro Forma         Combined
                                                        Limited Term Bond      Income         Adjustments        (Note 1)
                                                        -----------------   -------------     ------------     -------------

ASSETS:
           Investment in securities, at value
           (cost $112,420 and $98,257, respectively)           $ 111,905        $ 97,347              $ -         $ 209,252
           Interest and dividends receivable                       1,999           1,384                -             3,383
           Other assets                                                5              22                -                27

                                                          ---------------   -------------     ------------     -------------
      TOTAL ASSETS                                               113,909          98,753                -           212,662
                                                          ---------------   -------------     ------------     -------------

LIABILITIES:
           Dividends payable                                           -             444                -               444
           Payable for capital shares redeemed                         2               -                -                 2
           Accrued expenses and other payables:                                                                           -
                Advisory fees                                         25              42                -                67
                Administration fees                                    1               2                -                 3
                Distribution fees                                      2              15                -                17
                Accounting fees                                        1               2                -                 3
                Transfer agent fees                                    3               3                -                 6
                Custodian fees                                         1               7                -                 8
                Other                                                  5              22                -                27
                                                          ---------------   -------------     ------------     -------------
      TOTAL LIABILITIES                                               40             537                -               577
                                                          ---------------   -------------     ------------     -------------

NET ASSETS:
           Class A Shares                                          2,716           6,850                -             9,566
           Class B Shares                                          1,599             696                -             2,295
           Institutional Shares                                  109,554          90,670                -           200,224
                                                          ---------------   -------------     ------------     -------------
                                                               $ 113,869        $ 98,216              $ -          $212,085
                                                          ===============   =============     ============     =============

CAPITAL SHARES OUTSTANDING
           Class A Shares                                            264             702              (36)(a)           930
           Class B Shares                                            156              71               (3)(a)           224
           Institutional Shares                                   10,647           9,287             (476)(a)        19,458
                                                          ---------------   -------------     ------------     -------------
                                                                  11,067          10,060             (515)(a)        20,612
                                                          ===============   =============     ============     =============

Net Asset Value
      Class A Shares - redemption price per share                $ 10.29          $ 9.76                            $ 10.29
                                                          ===============   =============                      =============
      Class A Shares - maximum sales charge                        4.00%           3.00%                              4.00%
                                                          ---------------   -------------                      -------------
      Class A Shares - POP                                       $ 10.72         $ 10.06                            $ 10.72
                                                          ===============   =============                      =============
      Class B Shares - offering price per share*                 $ 10.27          $ 9.75                            $ 10.27
                                                          ===============   =============                      =============
      Institutional Shares - offering and redemption
           price per share                                       $ 10.29          $ 9.76                            $ 10.29
                                                          ===============   =============                      =============

COMPOSITION OF NET ASSETS
      Capital                                                  $ 115,003        $ 99,310              $ -         $ 214,313
      Undistributed (distributions in excess of)
           net investment income                                     483              (1)               -               482
      Undistributed net realized gains (losses)
           from investment transactions                           (1,102)           (183)               -            (1,285)
      Net unrealized appreciation (depreciation) of
           investments                                              (515)           (910)               -            (1,425)
                                                          ---------------   -------------     ------------     -------------

           NET ASSETS, JULY 31, 1999                           $ 113,869        $ 98,216              $ -          $212,085
                                                          ===============   =============     ============     =============

* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.

                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                              07/31/99
                                                             (UNAUDITED)


                                                                             AMSOUTH          ISG                         PRO FORMA
                                                                            MUNICIPAL      MUNICIPAL         PRO FORMA     COMBINED
                                                                              BOND           INCOME         ADJUSTMENTS     (NOTE 1)
                                                                            --------        --------         --------       --------

ASSETS:
           Investment in securities, at value
           (cost $321,757 and $66,213, respectively)                        $323,878        $ 64,489         $   --         $388,367
           Interest and dividends receivable                                   4,967             916             --            5,883
           Other assets                                                           13              18             --               31

                                                                            --------        --------         --------       --------
      TOTAL ASSETS                                                           328,858          65,423             --          394,281
                                                                            --------        --------         --------       --------

LIABILITIES:
           Cash overdraft                                                       --                26             --               26
           Payable for capital shares redeemed                                  --               226             --              226
           Payable to brokers for investments purchased                        4,754             991             --            5,745
           Accrued expenses:
                Advisory fees                                                     57              17             --               74
                Administration fees                                                4               1             --                5
                Distribution fees                                               --                 8             --                8
                Accounting fees                                                    2               1             --                3
                Transfer agent fees                                                8               4             --               12
                Custodian fees                                                     3               2             --                5
                Other                                                             27              15             --               42

                                                                            --------        --------         --------       --------
      TOTAL LIABILITIES                                                        4,855           1,291             --            6,146
                                                                            --------        --------         --------       --------

NET ASSETS
           Class A Shares                                                      2,694           3,270             --            5,964
           Class B Shares                                                         16             347             --              363
           Institutional Shares                                              321,293          60,515             --          381,808
                                                                            --------        --------         --------       --------
                                                                            $324,003        $ 64,132         $   --         $388,135
                                                                            ========        ========         ========       ========

CAPITAL SHARES OUTSTANDING
           Class A Shares                                                        273             312               19 (a)        604
           Class B Shares                                                          2              33                2 (a)         37
           Institutional Shares                                               32,557           5,782              349 (a)     38,688
                                                                            --------        --------         --------       --------
                                                                              32,832           6,127              370 (a)     39,329
                                                                            ========        ========         ========       ========

NET ASSET VALUE
      Class A Shares - redemption price per share                           $   9.87         $  10.47                       $   9.87
                                                                            --------         --------                       ========
      Class A Shares - maximum sales charge                                     4.00%            3.00%                         4.00%
                                                                            ========         ========                       ========
      Class A Shares - POP                                                  $  10.28         $  10.79                       $  10.28
                                                                            ========         ========                       ========
      Class B Shares - offering price per share*                            $   9.87         $  10.44                       $   9.87
                                                                            ========         ========                       ========
      Institutional Shares - offering and redemption
           price per share                                                  $   9.87         $  10.47                       $   9.87
                                                                            ========         ========                       ========



COMPOSITION OF NET ASSETS
      Capital                                                               $319,649        $ 63,867         $   --         $383,516
      Undistributed (distributions in excess of)
           net investment income                                                 599            (148)            --              451
      Undistributed net realized gains/(loss)
           from investment transactions                                        1,634           2,137             --            3,771
      Net unrealized appreciation (depreciation) of
           investments                                                         2,121          (1,724)            --              397
                                                                            --------        --------         --------       --------

           NET ASSETS, JULY 31, 1999                                        $324,003        $ 64,132         $   --         $388,135
                                                                            ========        ========         ========       ========

* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert ISG Shares Outstanding to AmSouth Shares Outstanding based on AmSouth's NAV's.




                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                             PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                                              07/31/99
                                                            (UNAUDITED)

                                                                            AMSOUTH       ISG                       PRO FORMA
                                                                           MUNICIPAL  MUNICIPAL   PRO FORMA         COMBINED
                                                                             BOND       INCOME    ADJUSTMENTS       (NOTE 1)
                                                                           --------    --------    ---------        --------

INVESTMENT INCOME:
            Interest Income                                                $ 15,208    $  2,787    $      --        $ 17,995
            Dividend Income                                                     193          26           --             219

                                                                           --------    --------    ---------        --------
                                                                             15,401       2,813           --          18,214
                                                                           --------    --------    ---------        --------

EXPENSES:
            Advisory fees                                                     2,121         356          29  (a)       2,506
            Administration fees                                                 653          95          23  (b)         771
            Shareholder servicing fees (Class A Shares)                           6          33          23  (c)          62
            Shareholder servicing fees (Class B Shares)                          --          --           0  (d)           0
            Shareholder servicing fees (Institutional Shares)                    --          55         486  (e)         541
            12b-1 fees (Class A Shares)                                          --           4          (4) (f)          --
            12b-1 fees (Class B Shares)                                          --           1           0  (g)           1
            Accounting fees                                                     129          49        (146) (h)          32
            Transfer agent fees                                                  90          38         (30) (i)          98
            Custodian fees                                                       20          13          73  (j)         106
            Trustee fees and expenses                                             6           2          (2) (k)           6
            Other expenses                                                       83          69         (62) (k)          90

                                                                           --------    --------    ---------        --------
       TOTAL EXPENSES:                                                        3,108         715         391            4,214
            Less Waivers
               Advisory fees                                                   (816)       (178)        994  (a)          --
               Administration fees                                             (261)         --         261  (b)          --
               Shareholder servicing fees (Class A Shares)                       (4)         --           4  (c)          --
               12b-1 fees (Class A Shares)                                       --          (4)          4  (f)          --
               Accounting Fees                                                  (15)         --          15  (h)          --
               Transfer agent fees                                              (25)         --          25  (i)          --
               Reimbursements                                                    --          (1)          1  (l)          --

                                                                           --------    --------    ---------        --------
       NET EXPENSES:                                                          1,987         532       1,695            4,214

                                                                           --------    --------    ---------        --------
       NET INVESTMENT INCOME (LOSS)                                          13,414       2,281      (1,695)          14,000
                                                                           --------    --------    ---------        --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
       INVESTMENTS:
       Net realized gains (losses) from investment transactions               2,189       2,081           --           4,270
       Net change in unrealized appreciation (depreciation)
            from investments                                                 (7,994)         --           --          (7,994)
                                                                           --------    --------    ---------        --------
       Net realized/unrealized gains (losses) from investments               (5,805)      2,081           --          (3,724)
       CHANGE IN NET ASSETS RESULTING FROM
                                                                           --------    --------    ---------        --------
            OPERATIONS:                                                    $  7,609    $  4,362    $ (1,695)        $ 10,276
                                                                           ========    ========    =========        ========


       NOTES TO PRO FORMA FINANCIAL STATEMENTS
       (a)  Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.65% of net assets).
       (b)  Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
       (c)  Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.25% of Class A net assets).
       (d)  Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.25% of Class B net assets).
       (e)  Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.15% of Institutional net assets).
       (f)  Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.00% of Class A net assets).
       (g)  Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).
       (h)  Adjustment to reflect the AmSouth contractual fee structure for Accounting fees ($10,000 a year per additional class + OOP).
       (i)  Adjustment to reflect the AmSouth contractual fee structure for Transfer agent fees (0.015% of net assets + $10,000 a year per class + OOP).
       (j)  Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
       (k)  Reduction reflects expected savings when the two funds merge.
       (l)  Adjustment to reflect the AmSouth contractual fee structure.



                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)

           AMSOUTH                  ISG
          MUNICIPAL              MUNICIPAL         PRO FORMA
            BOND                  INCOME            COMBINED
          PRINCIPAL              PRINCIPAL         PRINCIPAL
        AMOUNT/SHARES          AMOUNT/SHARES     AMOUNT/SHARES                           DESCRIPTION
      ------------------       -------------    ---------------    -----------------------------------------------------------------

MUNICIPAL BONDS  (97.7%):
      ALABAMA  (47.4%):
             $ 2,245                                  $ 2,245       Alabama State Agriculture & Mechanical University
                                                                    Revenue, 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA
               2,355                                    2,355       Alabama State Agriculture & Mechanical University
                                                                    Revenue, 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA
               2,035                                    2,035       Alabama State Agriculture & Mechanical University
                                                                    Revenue, 6.50%, 11/1/25, Callable 11/1/05 @ 102, MBIA
               3,060                                    3,060       Alabama State Corrections Institution, Series A, 4.90%,
                                                                    4/1/03, MBIA
               1,520                                    1,520       Alabama State Industrial Access Road & Bridge Corp.,
                                                                    Capital Improvements, Series A, 4.60%, 6/1/03
               3,700                                    3,700       Alabama State Judicial Building Authority, Judicial Facilities
                                                                     Project, 4.75%, 1/1/05, AMBAC
               3,880                                    3,880       Alabama State Judicial Building Authority, Judicial Facilities
                                                                     Project, 4.85%, 1/1/06, AMBAC
               2,000                                    2,000       Alabama State Mental Health Finance Authority, Special
                                                                    Tax, 4.88%, 5/1/03, MBIA
               7,350                                    7,350       Alabama State Public School & College Authority, 4.75%,
                                                                    12/1/03, Callable 6/1/03 @ 103
               3,390                                    3,390       Alabama State Public School & College Authority, 5.00%,
                                                                    12/1/05, Callable 6/1/03 @ 103
              10,000                                   10,000       Alabama State Public School & College Authority Revenue,
                                                                    Series A, 4.38%, 8/1/04
               5,000                                    5,000       Alabama State Public School & College Authority, Capital
                                                                    Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101
               1,760                                    1,760       Alabama State Water Pollution Control Authority, Revolving
                                                                    Fund, Series B, 5.25%, 8/15/08, Callable 8/15/06 @ 100,
                                                                    AMBAC
               1,350                                    1,350       Alabama State Water Pollution Control Authority, Revolving
                                                                    Fund, Series B, 5.38%, 8/15/10, Callable 8/15/06 @ 100,
                                                                    AMBAC
               2,495                                    2,495       Alabama State Water Pollution Control Authority, Revolving
                                                                    Fund, Series B, 5.40%, 8/15/11, Callable 8/15/06 @ 100,
                                                                    AMBAC
               5,000                                    5,000       Alabama State Water Pollution Control Authority, Revolving
                                                                    Fund, Series B, 5.50%, 8/15/16, Callable 8/15/06 @ 100,
                                                                    AMBAC
               3,500                                    3,500       Alabama State, Series A, GO, 4.60%, 10/1/05
               1,000                                    1,000       Auburn University, University Revenues, General Fee, 5.25%,
                                                                     6/1/06, Callable 6/1/03 @ 102, MBIA
               1,040                                    1,040       Birmingham Capital Improvement, Series B, GO, 4.80%,
                                                                    10/1/08, Callable 4/1/07 @ 102
               1,375                                    1,375       Birmingham Waterworks & Sewer Board, Water & Sewer
                                                                    Revenue, 5.90%, 1/1/03, Callable 1/1/02 @ 102

                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)


                                                                             AMSOUTH                  ISG             PRO FORMA
                                                                         MUNICIPAL BOND        MUNICIPAL INCOME        COMBINED
                                                                             MARKET                 MARKET              MARKET
                                     DESCRIPTION                              VALUE                  VALUE              VALUE
  -------------------------------------------------------------------------------------------  ----------------    ----------------
  Alabama State Agriculture & Mechanical University                         $ 2,155                                     $ 2,155
  Revenue, 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA
  Alabama State Agriculture & Mechanical University                           2,248                                       2,248
  Revenue, 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA
  Alabama State Agriculture & Mechanical University                           2,287                                       2,287
  Revenue, 6.50%, 11/1/25, Callable 11/1/05 @ 102, MBIA
  Alabama State Corrections Institution, Series A, 4.90%,                     3,118                                       3,118
  4/1/03, MBIA
  Alabama State Industrial Access Road & Bridge Corp.,                        1,528                                       1,528
  Capital Improvements, Series A, 4.60%, 6/1/03
  Alabama State Judicial Building Authority, Judicial Facilities              3,739                                       3,739
   Project, 4.75%, 1/1/05, AMBAC
  Alabama State Judicial Building Authority, Judicial Facilities              3,927                                       3,927
   Project, 4.85%, 1/1/06, AMBAC
  Alabama State Mental Health Finance Authority, Special                      2,039                                       2,039
  Tax, 4.88%, 5/1/03, MBIA
  Alabama State Public School & College Authority, 4.75%,                     7,474                                       7,474
  12/1/03, Callable 6/1/03 @ 103
  Alabama State Public School & College Authority, 5.00%,                     3,479                                       3,479
  12/1/05, Callable 6/1/03 @ 103
  Alabama State Public School & College Authority Revenue,                    9,981                                       9,981
  Series A, 4.38%, 8/1/04
  Alabama State Public School & College Authority, Capital                    5,039                                       5,039
  Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101
  Alabama State Water Pollution Control Authority, Revolving                  1,805                                       1,805
  Fund, Series B, 5.25%, 8/15/08, Callable 8/15/06 @ 100,
  AMBAC
  Alabama State Water Pollution Control Authority, Revolving                  1,379                                       1,379
  Fund, Series B, 5.38%, 8/15/10, Callable 8/15/06 @ 100,
  AMBAC
  Alabama State Water Pollution Control Authority, Revolving                  2,552                                       2,552
  Fund, Series B, 5.40%, 8/15/11, Callable 8/15/06 @ 100,
  AMBAC
  Alabama State Water Pollution Control Authority, Revolving                  5,046                                       5,046
  Fund, Series B, 5.50%, 8/15/16, Callable 8/15/06 @ 100,
  AMBAC
  Alabama State, Series A, GO, 4.60%, 10/1/05                                 3,517                                       3,517
  Auburn University, University Revenues, General Fee, 5.25%,                 1,032                                       1,032
   6/1/06, Callable 6/1/03 @ 102, MBIA
  Birmingham Capital Improvement, Series B, GO, 4.80%,                        1,039                                       1,039
  10/1/08, Callable 4/1/07 @ 102
  Birmingham Waterworks & Sewer Board, Water & Sewer                          1,453                                       1,453
 Revenue, 5.90%, 1/1/03, Callable 1/1/02 @ 102

                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)

           AMSOUTH                  ISG
          MUNICIPAL              MUNICIPAL            PRO FORMA
            BOND                  INCOME               COMBINED
          PRINCIPAL              PRINCIPAL            PRINCIPAL
        AMOUNT/SHARES          AMOUNT/SHARES        AMOUNT/SHARES                        DESCRIPTION
      ------------------       -------------       --------------   ----------------------------------------------------------------
            1,340                                       1,340       Birmingham, Capital Improvements, Series A, GO, 4.75%,
                                                                    10/1/10, Callable 4/1/08 @ 102
            1,430                                       1,430       Birmingham, Capital Improvements, Series A, GO, 4.85%,
                                                                    10/1/11, Callable 4/1/08 @ 102
            1,500                                       1,500       Birmingham, GO, 4.90%, 7/1/06
            1,300                                       1,300       Birmingham, Industrial Water Board, Industrial Water
                                                                    Supply, 5.50%, 3/1/06, Pre-refunded 3/1/05 @ 100
            3,465                                       3,465       Birmingham, Industrial Water Board, Industrial Water
                                                                    Supply, 6.20%, 7/1/08, Pre-refunded 1/1/07 @ 100
            1,100                                       1,100       Birmingham, Industrial Water Board, Industrial Water
                                                                    Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102
            1,000                                       1,000       Birmingham, Industrial Water Board, Industrial Water
                                                                    Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102
            1,045                                       1,045       Clark & Mobile County, Gas District, 5.60%, 12/1/17, Callable
                                                                    12/1/06 @ 102, MBIA
            9,500                                       9,500       Daphne, Special Care Facilities Financing Authority,
                                                                    Presbyterian Retirement Corp., 7.30%, 8/15/18, Pre-refunded
                                                                    8/15/01 @ 100
              720                                         720       Decatur, Warrants, Series E, Limited GO, 5.10%, 8/1/05,
                                                                    Callable 8/1/02 @ 102
              760                                         760       Decatur, Warrants, Series E, Limited GO, 5.20%, 8/1/06,
                                                                    Callable 8/1/02 @ 102
              750                                         750       Decatur, Warrants, Series E, Limited GO, 5.25%, 8/1/08,
                                                                    Callable 8/1/02 @ 102
              780                                         780       Decatur, Warrants, Series E, Limited GO, 5.30%, 8/1/09,
                                                                    Callable 8/1/02 @ 102
            2,845                                       2,845       Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA
              390                                         390       Florence, Warrants, Series A, GO, 4.35%, 12/1/07, FSA
              405                                         405       Florence, Warrants, Series A, GO, 4.40%, 12/1/08
              425                                         425       Florence, Warrants, Series A, GO, 4.50%, 12/1/09
              445                                         445       Florence, Warrants, Series A, GO, 4.60%, 12/1/10, Callable
                                                                    12/1/08 @ 102
              790                                         790       Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA
              825                                         825       Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA
              865                                         865       Florence, Warrants, Series B, GO, 4.50%, 12/1/09, Callable
                                                                    12/1/08 @ 102, FSA
              900                                         900       Florence, Warrants, Series B, GO, 4.60%, 12/1/10, Callable
                                                                    12/1/08 @ 102, FSA
            4,700                                       4,700       Gadsden, East Alabama Medical Clinic Board, Baptist
                                                                    Hospital of Gadsden, Inc., Series A, 7.80%, 11/1/21,
                                                                    Pre-refunded 11/1/01 @ 102
            5,450                                       5,450       Hoover, Warrants, GO, 4.50%, 3/1/13, Pre-refunded 3/1/03 @ 100
              550                                         550       Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @ 102
              660                                         660       Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @ 102
              680                                         680       Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @ 102
            3,120                                       3,120       Huntsville, Warrants, Series B, GO, 4.00%, 11/1/05
            3,245                                       3,245       Huntsville, Warrants, Series B, GO, 4.00%, 11/1/06
            3,380                                       3,380       Huntsville, Warrants, Series B, GO, 4.10%, 11/1/07
            2,000                                       2,000       Huntsville, Water System, Warrants, 5.00%, 5/1/02, AMBAC


                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)


                                                                           AMSOUTH                     ISG              PRO FORMA
                                                                        MUNICIPAL BOND           MUNICIPAL INCOME        COMBINED
                                                                            MARKET                    MARKET              MARKET
                               DESCRIPTION                                  VALUE                     VALUE               VALUE
--------------------------------------------------------------------  ---------------------     ------------------   --------------

  Birmingham, Capital Improvements, Series A, GO, 4.75%,                            1,309                                  1,309
  10/1/10, Callable 4/1/08 @ 102
  Birmingham, Capital Improvements, Series A, GO, 4.85%,                            1,396                                  1,396
  10/1/11, Callable 4/1/08 @ 102
  Birmingham, GO, 4.90%, 7/1/06                                                     1,525                                  1,525
  Birmingham, Industrial Water Board, Industrial Water                              1,362                                  1,362
  Supply, 5.50%, 3/1/06, Pre-refunded 3/1/05 @ 100
  Birmingham, Industrial Water Board, Industrial Water                              3,663                                  3,663
  Supply, 6.20%, 7/1/08, Pre-refunded 1/1/07 @ 100
  Birmingham, Industrial Water Board, Industrial Water                              1,139                                  1,139
  Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102
  Birmingham, Industrial Water Board, Industrial Water                              1,042                                  1,042
  Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102
  Clark & Mobile County, Gas District, 5.60%, 12/1/17, Callable                     1,064                                  1,064
  12/1/06 @ 102, MBIA
  Daphne, Special Care Facilities Financing Authority,                             10,071                                 10,071
  Presbyterian Retirement Corp., 7.30%, 8/15/18, Pre-refunded
  8/15/01 @ 100
  Decatur, Warrants, Series E, Limited GO, 5.10%, 8/1/05,                             738                                    738
  Callable 8/1/02 @ 102
  Decatur, Warrants, Series E, Limited GO, 5.20%, 8/1/06,                             779                                    779
  Callable 8/1/02 @ 102
  Decatur, Warrants, Series E, Limited GO, 5.25%, 8/1/08,                             763                                    763
  Callable 8/1/02 @ 102
  Decatur, Warrants, Series E, Limited GO, 5.30%, 8/1/09,                             792                                    792
  Callable 8/1/02 @ 102
  Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA                             2,879                                  2,879
  Florence, Warrants, Series A, GO, 4.35%, 12/1/07, FSA                               380                                    380
  Florence, Warrants, Series A, GO, 4.40%, 12/1/08                                    392                                    392
  Florence, Warrants, Series A, GO, 4.50%, 12/1/09                                    410                                    410
  Florence, Warrants, Series A, GO, 4.60%, 12/1/10, Callable                          428                                    428
  12/1/08 @ 102
  Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA                               769                                    769
  Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA                               798                                    798
  Florence, Warrants, Series B, GO, 4.50%, 12/1/09, Callable                          834                                    834
  12/1/08 @ 102, FSA
  Florence, Warrants, Series B, GO, 4.60%, 12/1/10, Callable                          865                                    865
  12/1/08 @ 102, FSA
  Gadsden, East Alabama Medical Clinic Board, Baptist                               5,150                                  5,150
  Hospital of Gadsden, Inc., Series A, 7.80%, 11/1/21,
  Pre-refunded 11/1/01 @ 102
  Hoover, Warrants, GO, 4.50%, 3/1/13, Pre-refunded 3/1/03 @ 100                    5,016                                  5,016
  Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @ 102                         534                                    534
  Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @ 102                         639                                    639
  Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @ 102                         656                                    656
  Huntsville, Warrants, Series B, GO, 4.00%, 11/1/05                                3,026                                  3,026
  Huntsville, Warrants, Series B, GO, 4.00%, 11/1/06                                3,108                                  3,108
  Huntsville, Warrants, Series B, GO, 4.10%, 11/1/07                                3,218                                  3,218
  Huntsville, Water System, Warrants, 5.00%, 5/1/02, AMBAC                          2,042                                  2,042

                                                     AMSOUTH MUNICIPAL BOND FUND
                                                   ISG MUNICIPAL INCOME FUND
                                     PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           07/31/99
                                                          (UNAUDITED)

        AMSOUTH                  ISG
       MUNICIPAL              MUNICIPAL             PRO FORMA
         BOND                  INCOME                COMBINED
       PRINCIPAL              PRINCIPAL             PRINCIPAL
     AMOUNT/SHARES          AMOUNT/SHARES         AMOUNT/SHARES                                 DESCRIPTION
   ------------------      ----------------     ----------------     ---------------------------------------------------------------

           3,125                                         3,125       Huntsville, Water System, Warrants, 5.05%, 5/1/03, Callable
                                                                     5/1/02 @ 102, AMBAC
           1,000                                         1,000       Jefferson County Board of Education, Capital Outlay, 5.40%,
                                                                     2/15/10, Callable 2/15/03 @ 102, AMBAC
           4,000                                         4,000       Jefferson County, GO, 5.30%, 4/1/09, Pre-refunded 4/1/03 @ 102
           2,400                                         2,400       Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,
                                                                     Pre-refunded 3/1/03 @ 102.5, MBIA
           5,000                                         5,000       Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable
                                                                     4/1/03 @ 102
                                 1,000                   1,000       Jefferson Sewer, 6.00%, 9/1/13, Callable 9/1/02 @ 102
           2,000                                         2,000       Mobile County Board of School Commissioners, Warrants,
                                                                     Capital Outlay, 4.80%, 3/1/02, AMBAC
           1,350                                         1,350       Mobile County, Series A, GO, 5.00%, 2/1/04, Callable 2/1/03
                                                                     @ 102
           1,000                                         1,000       Mobile County, Warrants, Series A, Limited GO, 5.00%,
                                                                     2/1/04, Callable 2/1/03 @ 102
           5,000                                         5,000       Mobile County, Warrants, Series A, Limited GO, 5.10%,
                                                                     2/1/05, Callable 2/1/03 @ 102
           1,630                                         1,630       Mobile, Warrants, GO, 6.50%, 2/15/05, AMBAC
           1,685                                         1,685       Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC
           2,700                                         2,700       Mobile, Warrants, GO, 4.85%, 2/15/09, Callable 2/15/00 @ 100
           3,250                                         3,250       Mobile, Water & Sewer Commissioners, Water & Sewer
                                                                     Revenue, 5.00%, 1/1/05, FGIC
           1,500                                         1,500       Montgomery County, Warrants, GO, 5.00%, 11/1/04, Callable
                                                                     11/1/04 @ 102
           1,040                                         1,040       Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05,
                                                                     Callable 5/1/03 @ 102
           1,000                                         1,000       Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06,
                                                                     Callable 5/1/03 @ 102
           3,000                                         3,000       Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,
                                                                     9/1/08, Callable 9/1/06 @ 101, MBIA
           1,000                                         1,000       Montgomery, Waterworks & Sanitary Sewer Board, Series B,
                                                                     5.70%, 9/1/02
           2,500                                         2,500       Montgomery, Waterworks & Sanitary Sewer Board, Series B,
                                                                     6.25%, 9/1/08, Callable 9/1/02 @ 102
           3,565                                         3,565       Montgomery, Waterworks & Sanitary Sewer Board, Series B,
                                                                     6.30%, 9/1/10, Callable 9/1/02 @ 102
           1,005                                         1,005       Shelby County, Warrants, Board of Education, Capital
                                                                     Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC
           1,990                                         1,990       Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC
           1,830                                         1,830       Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC
             335                                           335       Talladega County, Industrial Development Board, Cyprus 1
                                                                     Project, 9.75%, 12/1/13
             740                                           740       Tuscaloosa County, Warrants, GO, 5.60%, 10/1/04
           1,200                                         1,200       University Alabama General Fee, 4.60%, 6/1/09, Callable
                                                                     6/1/07 @ 102, MBIA
           1,300                                         1,300       University Alabama General Fee, 4.70%, 6/1/10, Callable
                                                                     6/1/07 @ 102, MBIA
           1,500                                         1,500       University Alabama General Fee, 4.75%, 6/1/11, Callable
                                                                     6/1/07 @ 102, MBIA
           2,185                                         2,185       University of South Alabama, University Revenues, Tuition,
                                                                     4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC




                                                     AMSOUTH MUNICIPAL BOND FUND
                                                   ISG MUNICIPAL INCOME FUND
                                     PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           07/31/99
                                                          (UNAUDITED)
                                                                            AMSOUTH                  ISG                 PRO FORMA
                                                                        MUNICIPAL BOND         MUNICIPAL INCOME           COMBINED
                                                                            MARKET                  MARKET                 MARKET
                                    DESCRIPTION                              VALUE                   VALUE                 VALUE
 -------------------------------------------------------------------   -----------------       ----------------       --------------

 Huntsville, Water System, Warrants, 5.05%, 5/1/03, Callable                   3,202                                         3,202
 5/1/02 @ 102, AMBAC
 Jefferson County Board of Education, Capital Outlay, 5.40%,                   1,053                                         1,053
 2/15/10, Callable 2/15/03 @ 102, AMBAC
 Jefferson County, GO, 5.30%, 4/1/09, Pre-refunded 4/1/03 @ 102                4,070                                         4,070
 Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,                      2,539                                         2,539
 Pre-refunded 3/1/03 @ 102.5, MBIA
 Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable                       5,119                                         5,119
 4/1/03 @ 102
 Jefferson Sewer, 6.00%, 9/1/13, Callable 9/1/02 @ 102                                                 1,069                 1,069
 Mobile County Board of School Commissioners, Warrants,                        2,030                                         2,030
 Capital Outlay, 4.80%, 3/1/02, AMBAC
 Mobile County, Series A, GO, 5.00%, 2/1/04, Callable 2/1/03                   1,382                                         1,382
 @ 102
 Mobile County, Warrants, Series A, Limited GO, 5.00%,                         1,024                                         1,024
 2/1/04, Callable 2/1/03 @ 102
 Mobile County, Warrants, Series A, Limited GO, 5.10%,                         5,142                                         5,142
 2/1/05, Callable 2/1/03 @ 102
 Mobile, Warrants, GO, 6.50%, 2/15/05, AMBAC                                   1,782                                         1,782
 Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC                                   1,857                                         1,857
 Mobile, Warrants, GO, 4.85%, 2/15/09, Callable 2/15/00 @ 100                  2,662                                         2,662
 Mobile, Water & Sewer Commissioners, Water & Sewer                            3,327                                         3,327
 Revenue, 5.00%, 1/1/05, FGIC
 Montgomery County, Warrants, GO, 5.00%, 11/1/04, Callable                     1,539                                         1,539
 11/1/04 @ 102
 Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05,                            1,066                                         1,066
 Callable 5/1/03 @ 102
 Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06,                            1,019                                         1,019
 Callable 5/1/03 @ 102
 Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,                         3,135                                         3,135
 9/1/08, Callable 9/1/06 @ 101, MBIA
 Montgomery, Waterworks & Sanitary Sewer Board, Series B,                      1,041                                         1,041
 5.70%, 9/1/02
 Montgomery, Waterworks & Sanitary Sewer Board, Series B,                      2,667                                         2,667
 6.25%, 9/1/08, Callable 9/1/02 @ 102
 Montgomery, Waterworks & Sanitary Sewer Board, Series B,                      3,808                                         3,808
 6.30%, 9/1/10, Callable 9/1/02 @ 102
 Shelby County, Warrants, Board of Education, Capital                            986                                           986
 Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC
 Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC                       2,070                                         2,070
 Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC                       1,912                                         1,912
 Talladega County, Industrial Development Board, Cyprus 1                        336                                           336
 Project, 9.75%, 12/1/13
 Tuscaloosa County, Warrants, GO, 5.60%, 10/1/04                                 780                                           780
 University Alabama General Fee, 4.60%, 6/1/09, Callable                       1,171                                         1,171
 6/1/07 @ 102, MBIA
 University Alabama General Fee, 4.70%, 6/1/10, Callable                       1,265                                         1,265
 6/1/07 @ 102, MBIA
 University Alabama General Fee, 4.75%, 6/1/11, Callable                       1,450                                         1,450
 6/1/07 @ 102, MBIA
 University of South Alabama, University Revenues, Tuition,                    2,163                                         2,163
 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC
                                                                       -----------------       ----------------       --------------
                                                                             183,221                   1,069               184,290
                                                                       -----------------       ----------------       --------------

                                                 AMSOUTH MUNICIPAL BOND FUND
                                                  ISG MUNICIPAL INCOME FUND
                                    PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                          07/31/99
                                                         (UNAUDITED)

     AMSOUTH                  ISG
    MUNICIPAL              MUNICIPAL               PRO FORMA
      BOND                  INCOME                  COMBINED
    PRINCIPAL              PRINCIPAL               PRINCIPAL
  AMOUNT/SHARES          AMOUNT/SHARES           AMOUNT/SHARES                               DESCRIPTION
 -----------------      ----------------    ----------------------   ---------------------------------------------------------------

  ARKANSAS  (0.2%):
                               1,400                     1,400       Arkansas State Capital Appreciation, College Savings,
                                                                     Series C, GO, 0.00%, 6/1/11
  CALIFORNIA  (2.4%):
                               1,285                     1,285       California State, 7.00%, 10/1/09, GO
                               2,655                     2,655       Los Angeles County Metro Transit Authority Sales Tax
                                                                     Revenues, Series A, 6.00%, 7/1/09
              4,765                                      4,765       San Mateo County, Transit District Sales Tax Revenue,
                                                                     Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA



  FLORIDA  (5.6%):
                               1,760                     1,760       Dade County, Series DD, 7.70%, 10/1/08, AMBAC
                               1,000                     1,000       Dade County, Series DD, 7.70%, 10/1/12, AMBAC
              1,150                                      1,150       Escambia County, Utilities Authority Revenue, Series D,
                                                                     5.00%, 1/1/04, FGIC
              2,000                                      2,000       Escambia County, Utilities Authority Revenue, Series D,
                                                                     5.00%, 1/1/05, FGIC
              6,500                                      6,500       Florida State Board of Education, Capital Outlay, Series A,
                                                                     GO, 5.00%, 6/1/08
              8,070                                      8,070       Reedy Creek, Improvement District, Series 1, 5.50%, 10/1/08,
                                                                     Callable 10/1/07 @ 101, AMBAC



  GEORGIA  (2.1%):
                               1,000                     1,000       Georgia Municipal Gas Authority, 4.50%, 9/1/06, Gas
                                                                     Revenue Gas Portfolio Ii PJ - Series B
                               2,350                     2,350       Georgia State, Series A, GO, 6.25%, 4/1/08
                               2,500                     2,500       Georgia State, Series B, 7.20%, 3/1/06
                               1,500                     1,500       Savannah Hospital Authority Revenue, St. Josephs Hospital
                                                                     Project, 6.20%, 7/1/23, Callable 7/1/03 @ 102



  HAWAII  (0.3%):
                                 270                       270       Honolulu City & County Prerefunded, Series B, 5.50%,
                                                                     10/1/11, GO
                                 730                       730       Honolulu City & County Unrefunded Balance, Series B,
                                                                     5.50%, 10/1/11, GO



  ILLINOIS  (1.6%):
                               1,830                     1,830       Chicago Metropolitan Water Reclamation District, Greater
                                                                     Chicago Capital Improvements, 6.90%, 1/1/07
                               2,830                     2,830       Illinois Educational Facilities Authority Revenue, Loyola
                                                                     University, Series A, 6.10%, 7/1/15, Pre-Refunded 7/1/03 @
                                                                     102
                               3,000                     3,000       Will County Forest Preservation District,, Series B, 0.00%,
                                                                     12/1/18, GO, FGIC



  KENTUCKY  (0.5%):
                               2,000                     2,000       Carrollton & Henderson, 5.00%, 1/1/09, Public Energy
                                                                     Authority Gas Revenue
  MICHIGAN  (2.5%):
                               1,000                     1,000       Battle Creek Downtown Development Authority, 7.30%,
                                                                     5/1/10, Prerefunded 5/1/07 @ 102
              7,000                                      7,000       Municipal Bond Authority Revenue, 5.00%, 12/1/05
                               1,500                     1,500       Rochester Community School District, 5.00%, 5/1/19, GO,
                                                                     MBIA, Q-SBLF





                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)


                                                                      AMSOUTH                     ISG                   PRO FORMA
                                                                  MUNICIPAL BOND           MUNICIPAL INCOME              COMBINED
                                                                      MARKET                    MARKET                    MARKET
                                   DESCRIPTION                         VALUE                     VALUE                    VALUE
------------------------------------------------------------------------------------      --------------------      ----------------


Arkansas State Capital Appreciation, College Savings,                             -                       774                   774
Series C, GO, 0.00%, 6/1/11
                                                                --------------------      --------------------      ----------------


California State, 7.00%, 10/1/09, GO                                                                    1,513                 1,513
Los Angeles County Metro Transit Authority Sales Tax                                                    2,907                 2,907
Revenues, Series A, 6.00%, 7/1/09
San Mateo County, Transit District Sales Tax Revenue,                         4,744                                           4,744
Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA
                                                                --------------------      --------------------      ----------------
                                                                              4,744                     4,420                 9,164
                                                                --------------------      --------------------      ----------------

Dade County, Series DD, 7.70%, 10/1/08, AMBAC                                                           2,125                 2,125
Dade County, Series DD, 7.70%, 10/1/12, AMBAC                                                           1,256                 1,256
Escambia County, Utilities Authority Revenue, Series D,                       1,179                                           1,179
5.00%, 1/1/04, FGIC
Escambia County, Utilities Authority Revenue, Series D,                       2,051                                           2,051
5.00%, 1/1/05, FGIC
Florida State Board of Education, Capital Outlay, Series A,                   6,606                                           6,606
GO, 5.00%, 6/1/08
Reedy Creek, Improvement District, Series 1, 5.50%, 10/1/08,                  8,510                                           8,510
 Callable 10/1/07 @ 101, AMBAC
                                                                --------------------      --------------------      ----------------
                                                                             18,346                     3,381                21,727
                                                                --------------------      --------------------      ----------------

Georgia Municipal Gas Authority, 4.50%, 9/1/06, Gas                                                       993                   993
Revenue Gas Portfolio Ii PJ - Series B
Georgia State, Series A, GO, 6.25%, 4/1/08                                                              2,606                 2,606
Georgia State, Series B, 7.20%, 3/1/06                                                                  2,865                 2,865
Savannah Hospital Authority Revenue, St. Josephs Hospital                                               1,624                 1,624
Project, 6.20%, 7/1/23, Callable 7/1/03 @ 102
                                                                --------------------      --------------------      ----------------
                                                                                  -                     8,088                 8,088
                                                                --------------------      --------------------      ----------------

Honolulu City & County Prerefunded, Series B, 5.50%,                                                      283                   283
10/1/11, GO
Honolulu City & County Unrefunded Balance, Series B,                                                      754                   754
5.50%, 10/1/11, GO
                                                                --------------------      --------------------      ----------------
                                                                                  -                     1,037                 1,037
                                                                --------------------      --------------------      ----------------

Chicago Metropolitan Water Reclamation District, Greater                                                2,070                 2,070
Chicago Capital Improvements, 6.90%, 1/1/07
Illinois Educational Facilities Authority Revenue, Loyola                                               3,051                 3,051
University, Series A, 6.10%, 7/1/15, Pre-Refunded 7/1/03 @
102
Will County Forest Preservation District,, Series B, 0.00%,                                             1,024                 1,024
12/1/18, GO, FGIC
                                                                --------------------      --------------------      ----------------
                                                                                  -                     6,145                 6,145
                                                                --------------------      --------------------      ----------------

Carrollton & Henderson, 5.00%, 1/1/09, Public Energy                              -                     2,018                 2,018
                                                                --------------------      --------------------      ----------------
Authority Gas Revenue

Battle Creek Downtown Development Authority, 7.30%,                                                     1,136                 1,136
5/1/10, Prerefunded 5/1/07 @ 102
Municipal Bond Authority Revenue, 5.00%, 12/1/05                              7,191                                           7,191
Rochester Community School District, 5.00%, 5/1/19, GO,                                                 1,438                 1,438
MBIA, Q-SBLF
                                                                --------------------      --------------------      ----------------
                                                                              7,191                     2,574                 9,765
                                                                --------------------      --------------------      ----------------


                                                     AMSOUTH MUNICIPAL BOND FUND
                                                      ISG MUNICIPAL INCOME FUND
                                        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                              07/31/99
                                                             (UNAUDITED)

           AMSOUTH                  ISG
          MUNICIPAL              MUNICIPAL               PRO FORMA
            BOND                  INCOME                  COMBINED
          PRINCIPAL              PRINCIPAL               PRINCIPAL
        AMOUNT/SHARES          AMOUNT/SHARES           AMOUNT/SHARES                           DESCRIPTION
      ------------------      --------------          ---------------   -----------------------------------------------------------

      MINNESOTA  (0.6%):
                  2,175                                     2,175       Centennial Independent School District, No. 12, Series A,
                                                                        GO, 5.60%, 2/1/07, MBIA

      MISSISSIPPI  (1.2%):
                                        1,000               1,000       Hinds County Refunding Bonds, 5.50%, 3/1/08, GO, MBIA
                                        1,430               1,430       Jackson Mississippi Water & Sewer Revenue, 5.13%,
                                                                        9/1/14, Callable @ 100 9/1/09
                  2,000                                     2,000       Mississippi State, Capital Improvements, Series A, GO,
                                                                        5.20%, 8/1/11, Callable 8/1/03 @ 100



      MISSOURI  (2.0%):
                  7,535                                     7,535       Missouri State, Water Pollution, Series B, GO, 5.00%,

                                                                        8/1/07, Callable 8/1/03 @ 102
      NEW JERSEY  (0.4%):
                                        1,605               1,605       New Jersey Health Care, Cathedral Health Services, 5.50%,

                                                                        2/1/11, MBIA
      NEW YORK  (1.8%):
                  1,150                                     1,150       Hempstead Town, GO, 5.00%, 2/15/09, Callable 2/15/06 @
                                                                        102
                  1,500                                     1,500       Municipal Assistance Corp. for New York City, GO, 6.00%,
                                                                        7/1/05
                                        1,225               1,225       New York State Dorm Authority, New York University, Series
                                                                        A, 5.75%, 7/1/13, MBIA
                                        2,500               2,500       New York State Environmental Facilities Corp., Pollution
                                                                        Control Revenue, Series E, 6.00%, 6/15/12



      NORTH CAROLINA  (1.9%):
                    355                                       355       Durham, Water & Sewer Revenue, 4.60%, 6/1/05
                    675                                       675       Durham, Water & Sewer Revenue, 4.60%, 6/1/06
                    555                                       555       Durham, Water & Sewer Revenue, 4.60%, 6/1/07
                    765                                       765       Durham, Water & Sewer Revenue, 4.60%, 6/1/08
                  5,000                                     5,000       North Carolina State, Series A, GO, 4.75%, 4/1/09, Callable
                                                                        4/1/08 @ 100.5



      OKLAHOMA  (0.4%):
                                        1,530               1,530       Moore Oklahoma Refunding, 5.75%, 4/1/12, GO, MBIA

      OREGON  (2.0%):
                  2,365                                     2,365       Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, FSA
                  5,285                                     5,285       Washington County, Criminal Justice Facilities, GO, 5.00%,
                                                                        12/1/09, Callable 12/1/07 @ 100



      PENNSYLVANIA  (1.3%):
                                        1,500               1,500       Bethlehem  Area School District, 6.00%, 3/1/16, Prerefunded
                                                                         3/1/06 @100, MBIA
                                        3,075               3,075       Pennsylvania Convention Center Authority Revenue, Series
                                                                        A, 6.70%, 9/1/16, FGIC



      RHODE ISLAND  (0.3%):
                                        1,000               1,000       Rhode Island Port Authority & Economic Development Corp.,
                                                                        Shepard Building Project, Series B, 6.75%, 6/1/25,
                                                                        Prerefunded 6/1/04 @ 102, AMBAC


      SOUTH CAROLINA  (2.4%):
                  5,525                                     5,525       Beaufort County School District, Series B, GO, 4.10%,
                                                                        2/1/09, Callable 2/1/07 @ 101, SCSDE
                  4,325                                     4,325       Beaufort County School District, Series B, GO, 4.90%,
                                                                        3/1/09, Callable 3/1/05 @ 101










                                                                             AMSOUTH                 ISG               PRO FORMA
                                                                         MUNICIPAL BOND       MUNICIPAL INCOME          COMBINED
                                                                             MARKET                MARKET                MARKET
                          DESCRIPTION                                        VALUE                 VALUE                 VALUE
 ----------------------------------------------------------------------------------------    ------------------      --------------


 Centennial Independent School District, No. 12, Series A,                         2,296                     -               2,296
                                                                       ------------------    ------------------      --------------
 GO, 5.60%, 2/1/07, MBIA

 Hinds County Refunding Bonds, 5.50%, 3/1/08, GO, MBIA                                                   1,048               1,048
 Jackson Mississippi Water & Sewer Revenue, 5.13%,                                                       1,412               1,412
 9/1/14, Callable @ 100 9/1/09
 Mississippi State, Capital Improvements, Series A, GO,                            2,007                                     2,007
 5.20%, 8/1/11, Callable 8/1/03 @ 100
                                                                       ------------------    ------------------      --------------
                                                                                   2,007                 2,460               4,467
                                                                       ------------------    ------------------      --------------

 Missouri State, Water Pollution, Series B, GO, 5.00%,                             7,699                     -               7,699
                                                                       ------------------    ------------------      --------------
 8/1/07, Callable 8/1/03 @ 102

 New Jersey Health Care, Cathedral Health Services, 5.50%,                             -                 1,663               1,663
                                                                       ------------------    ------------------      --------------
 2/1/11, MBIA

 Hempstead Town, GO, 5.00%, 2/15/09, Callable 2/15/06 @                            1,163                                     1,163
 102
 Municipal Assistance Corp. for New York City, GO, 6.00%,                          1,615                                     1,615
 7/1/05
 New York State Dorm Authority, New York University, Series                                              1,306               1,306
 A, 5.75%, 7/1/13, MBIA
 New York State Environmental Facilities Corp., Pollution                                                2,731               2,731
 Control Revenue, Series E, 6.00%, 6/15/12
                                                                       ------------------    ------------------      --------------
                                                                                   2,778                 4,037               6,815
                                                                       ------------------    ------------------      --------------

 Durham, Water & Sewer Revenue, 4.60%, 6/1/05                                        357                                       357
 Durham, Water & Sewer Revenue, 4.60%, 6/1/06                                        676                                       676
 Durham, Water & Sewer Revenue, 4.60%, 6/1/07                                        552                                       552
 Durham, Water & Sewer Revenue, 4.60%, 6/1/08                                        754                                       754
 North Carolina State, Series A, GO, 4.75%, 4/1/09, Callable                       4,988                                     4,988
 4/1/08 @ 100.5
                                                                       ------------------    ------------------      --------------
                                                                                   7,327                     -               7,327
                                                                       ------------------    ------------------      --------------

 Moore Oklahoma Refunding, 5.75%, 4/1/12, GO, MBIA                                     -                 1,635               1,635
                                                                       ------------------    ------------------      --------------

 Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, FSA                             2,247                                     2,247
 Washington County, Criminal Justice Facilities, GO, 5.00%,                        5,331                                     5,331
 12/1/09, Callable 12/1/07 @ 100
                                                                       ------------------    ------------------      --------------
                                                                                   7,578                     -               7,578
                                                                       ------------------    ------------------      --------------

 Bethlehem  Area School District, 6.00%, 3/1/16, Prerefunded                                             1,618               1,618
  3/1/06 @100, MBIA
 Pennsylvania Convention Center Authority Revenue, Series                                                3,540               3,540
 A, 6.70%, 9/1/16, FGIC
                                                                       ------------------    ------------------      --------------
                                                                                       -                 5,158               5,158
                                                                       ------------------    ------------------      --------------

                                                                                       -                 1,115               1,115
                                                                       ------------------    ------------------      --------------
 Rhode Island Port Authority & Economic Development Corp.,
 Shepard Building Project, Series B, 6.75%, 6/1/25, Prerefunded
 6/1/04 @ 102, AMBAC

 Beaufort County School District, Series B, GO, 4.10%,                             5,151                                     5,151
 2/1/09, Callable 2/1/07 @ 101, SCSDE
 Beaufort County School District, Series B, GO, 4.90%,                             4,325                                     4,325
 3/1/09, Callable 3/1/05 @ 101
                                                                       ------------------    ------------------      --------------
                                                                                   9,476                     -               9,476
                                                                       ------------------    ------------------      --------------


                         AMSOUTH MUNICIPAL BOND FUND
                          ISG MUNICIPAL INCOME FUND
            PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                   07/31/99
                                 (UNAUDITED)

        AMSOUTH                  ISG
       MUNICIPAL              MUNICIPAL               PRO FORMA
         BOND                  INCOME                  COMBINED
       PRINCIPAL              PRINCIPAL               PRINCIPAL
     AMOUNT/SHARES          AMOUNT/SHARES           AMOUNT/SHARES                             DESCRIPTION
   ------------------      ------------          ---------------      -------------------------------------------------------------

   TENNESSEE  (4.3%):
               2,000                                      2,000       Jackson, Improvements, 5.00%, 3/1/10, Pre-refunded 3/1/05
                                                                      @102
                                 2,500                    2,500       Metropolitan Government Nashville & Davidson, 5.50%,
                                                                      5/15/08, County, Tn Electric Revenue Refunded, Series B
                                 1,000                    1,000       Metropolitan Government Nashville & Davidson, Industrial
                                                                      Development Board Revenue, 7.50%, 11/15/10, Prerefunded
                                                                      5/15/10 @ 100
               3,000                                      3,000       Metropolitan Government, Nashville & Davidson County, GO,
                                                                      5.25%, 5/15/06
                                 1,000                    1,000       Metropolitan Nashville & Davidson County, Industrial
                                                                      Development Board Revenue, Multi-family Housing, Arbor,
                                                                      Series C, 7.50%, 11/15/12, Callable 5/15/12 @ 100
                                 1,000                    1,000       Montgomery County, GO, 5.25%, 5/1/08, FSA
               5,495                                      5,495       Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable
                                                                      5/1/06 @ 100



   TEXAS  (7.0%):
                                 1,000                    1,000       Austin Utility Systems Revenue Combined, Series A, 9.50%,
                                                                      5/15/15, Prerefunded 5/15/00 @ 100
               3,000                                      3,000       Dallas County, Series A, GO, 5.25%, 8/15/09
                                 1,000                    1,000       Harris County Housing Financial Corp., Multi-Family Housing
                                                                      Revenue, Breton Mill Partners, 7.00%, 3/1/07, Prerefunded
                                                                      2/15/07 @ 100
                                 1,000                    1,000       Lubbock Health Facilities Development Hospital Revenue,
                                                                      Methodist Hospital, Series B, 6.75%, 12/1/10
               4,000                                      4,000       Mesquite Independent School District, Series A, GO, 4.70%,
                                                                      8/15/08, Callable 8/15/07 @ 100
                                 1,600                    1,600       North Central Health Facilities Development Corp., Baylor
                                                                      Health Care System, 6.25%, 5/15/10
                                 1,000                    1,000       Richardson Independent School District, Series C, 4.75%,
                                                                      2/15/22, Callable 2/15/08 @ 100
               5,000                                      5,000       Texas State, Series B, GO, 5.25%, 10/1/08, Callable 10/1/03
                                                                      @ 100
               3,575                                      3,575       University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @ 100
               5,455                                      5,455       University of Texas, Series B, 4.25%, 8/15/09, Callable
                                                                      8/15/07 @ 100
               1,000                                      1,000       Whitehouse Texas Independent School District, GO, 4.80%,
                                                                      2/15/12, Callable 2/15/08 @ 100



   UTAH  (3.8%):
               4,805                                      4,805       Davis County, School District, GO, 4.38%, 6/1/08, School
                                                                      Board Guaranty
               3,810                                      3,810       Jordan School District, GO, 4.80%, 6/15/08, Callable 6/15/07
                                                                      @ 100
               6,000                                      6,000       Utah State, GO, Series F, 5.50%, 7/1/07




   VIRGINIA  (2.8%):
               2,000                                      2,000       Virginia College Building Authority, Series A, 5.00%, 9/1/12,
                                                                      Callable 9/1/07 @ 101
               5,000                                      5,000       Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @ 100
               3,500                                      3,500       Virginia State, Public School Authority, Series S, 5.25%,
                                                                      8/1/09



   WASHINGTON  (2.2%):
                                 1,675                    1,675       Seattle, Series A GO, 5.50%, 3/1/09
               6,500                                      6,500       Washington State, GO, 5.75%, 9/1/08





                                                                             AMSOUTH                  ISG               PRO FORMA
                                                                         MUNICIPAL BOND        MUNICIPAL INCOME          COMBINED
                                                                             MARKET                 MARKET                MARKET
                                    DESCRIPTION                               VALUE                  VALUE                VALUE
 ------------------------------------------------------------------------------------------   -----------------      ---------------


 Jackson, Improvements, 5.00%, 3/1/10, Pre-refunded 3/1/05                        1,997                                       1,997
 @102
 Metropolitan Government Nashville & Davidson, 5.50%,                                                    2,625                2,625
 5/15/08, County, Tn Electric Revenue Refunded, Series B
 Metropolitan Government Nashville & Davidson, Industrial                                                1,211                1,211
 Development Board Revenue, 7.50%, 11/15/10, Prerefunded
 5/15/10 @ 100
 Metropolitan Government, Nashville & Davidson County, GO,                        3,118                                       3,118
 5.25%, 5/15/06
 Metropolitan Nashville & Davidson County, Industrial                                                    1,229                1,229
 Development Board Revenue, Multi-family Housing, Arbor,
 Series C, 7.50%, 11/15/12, Callable 5/15/12 @ 100
 Montgomery County, GO, 5.25%, 5/1/08, FSA                                                               1,035                1,035
 Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable                           5,487                                       5,487
 5/1/06 @ 100
                                                                       -----------------      -----------------      ---------------
                                                                                 10,602                  6,100               16,702
                                                                       -----------------      -----------------      ---------------

 Austin Utility Systems Revenue Combined, Series A, 9.50%,                                               1,045                1,045
  5/15/15, Prerefunded 5/15/00 @ 100
 Dallas County, Series A, GO, 5.25%, 8/15/09                                      3,080                                       3,080
 Harris County Housing Financial Corp., Multi-Family Housing                                             1,145                1,145
  Revenue, Breton Mill Partners, 7.00%, 3/1/07, Prerefunded
 2/15/07 @ 100
 Lubbock Health Facilities Development Hospital Revenue,                                                 1,151                1,151
 Methodist Hospital, Series B, 6.75%, 12/1/10
 Mesquite Independent School District, Series A, GO, 4.70%,                       3,967                                       3,967
 8/15/08, Callable 8/15/07 @ 100
 North Central Health Facilities Development Corp., Baylor                                               1,734                1,734
 Health Care System, 6.25%, 5/15/10
 Richardson Independent School District, Series C, 4.75%,                                                  894                  894
 2/15/22, Callable 2/15/08 @ 100
 Texas State, Series B, GO, 5.25%, 10/1/08, Callable 10/1/03                      5,082                                       5,082
  @ 100
 University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @ 100                        3,534                                       3,534
 University of Texas, Series B, 4.25%, 8/15/09, Callable                          5,143                                       5,143
 8/15/07 @ 100
 Whitehouse Texas Independent School District, GO, 4.80%,                           956                                         956
 2/15/12, Callable 2/15/08 @ 100
                                                                       -----------------      -----------------      ---------------
                                                                                 21,762                  5,969               27,731
                                                                       -----------------      -----------------      ---------------

 Davis County, School District, GO, 4.38%, 6/1/08, School                         4,662                                       4,662
 Board Guaranty
 Jordan School District, GO, 4.80%, 6/15/08, Callable 6/15/07                     3,817                                       3,817
  @ 100
 Utah State, GO, Series F, 5.50%, 7/1/07                                          6,343                                       6,343
                                                                       -----------------      -----------------      ---------------
                                                                                 14,822                      -               14,822
                                                                       -----------------      -----------------      ---------------

 Virginia College Building Authority, Series A, 5.00%, 9/1/12,                    1,975                                       1,975
 Callable 9/1/07 @ 101
 Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @ 100                         5,110                                       5,110
 Virginia State, Public School Authority, Series S, 5.25%,                        3,613                                       3,613
 8/1/09
                                                                       -----------------      -----------------      ---------------
                                                                                 10,698                      -               10,698
                                                                       -----------------      -----------------      ---------------

 Seattle, Series A GO, 5.50%, 3/1/09                                                                     1,750                1,750
 Washington State, GO, 5.75%, 9/1/08                                              6,930                                       6,930
                                                                       -----------------      -----------------      ---------------
                                                                                  6,930                  1,750                8,680
                                                                       -----------------      -----------------      ---------------


                                                AMSOUTH MUNICIPAL BOND FUND
                                                 ISG MUNICIPAL INCOME FUND
                                   PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                         07/31/99
                                                        (UNAUDITED)

      AMSOUTH                  ISG
     MUNICIPAL              MUNICIPAL               PRO FORMA
       BOND                  INCOME                  COMBINED
     PRINCIPAL              PRINCIPAL               PRINCIPAL
   AMOUNT/SHARES          AMOUNT/SHARES           AMOUNT/SHARES                                   DESCRIPTION
 ------------------      ----------------    ----------------------      -----------------------------------------------------------

 WISCONSIN  (0.7%):
                                   2,420                     2,420       Wisconsin State Health & Educational Facilities Authority
                                                                         Revenue, Wheaton Franciscan Services, Inc., 6.10%,
                                                                         8/15/09, MBIA



 INVESTMENT COMPANIES  (2.3%):
                               2,375,454                 2,375,454       Aim Tax Free Money Market
                                  67,559                    67,559       Dreyfus Tax Free Money Market
            33,471                                          33,471       Federated Tax-Free Fund
         6,367,832                                       6,367,832       Goldman Sachs Tax-Free Fund














                                                                              AMSOUTH               ISG               PRO FORMA
                                                                          MUNICIPAL BOND      MUNICIPAL INCOME         COMBINED
                                                                              MARKET               MARKET               MARKET
                 DESCRIPTION                                                  VALUE                VALUE                 VALUE
 ---------------------------------------------------------------------------------------      ----------------      --------------



 Wisconsin State Health & Educational                                                 -                 2,653               2,653
 Facilities Authority Revenue, Wheaton                                  ----------------      ----------------      --------------
 Franciscan Services, Inc., 6.10%,
 8/15/09, MBIA
                                                                        ----------------      ----------------      --------------
                                              TOTAL MUNICIPAL BONDS            $317,477              $ 62,046            $379,523
                                                                        ----------------      ----------------      --------------

 Aim Tax Free Money Market                                                                              2,375               2,375
 Dreyfus Tax Free Money Market                                                                             68                  68
 Federated Tax-Free Fund                                                             33                                        33
 Goldman Sachs Tax-Free Fund                                                      6,368                                     6,368
                                                                        ----------------      ----------------      --------------
                                         TOTAL INVESTMENT COMPANIES             $ 6,401               $ 2,443             $ 8,844
                                                                        ----------------      ----------------      --------------



                                                                        ----------------      ----------------      --------------

                                               TOTAL (COST $387,970) (a)       $323,878              $ 64,489            $388,367
                                                                        ----------------      ----------------      --------------








      ------------
      PERCENTAGES INDICATED ARE BASED ON NET ASSETS OF $388,135
                            (a) Represents cost for federal income
                            tax and financial reporting purposes
                            and differs from value by net unrealized
                            appreciation of securities as follows:
                            Unrealized appreciation                               5,258
                            Unrealized depreciation                              (4,861)
                                                                        ----------------

                            Net unrealized appreciation                             397
                                                                        ================



                            AMBAC - Insured by AMBAC Indemnity Corp.
                            ETM - Escrowed to Maturity
                            FGIC - Insured by Financial Guaranty Insurance Corp. FSA - Insured by Financial Security Assurance
                            GO - General Obligation
                            MBIA - Insured by Municipal Bond Insurance Assoc. SCSDE - South Carolina School District Enhancement Q-SBLF - Qualified School Bond Loan Fund




                                                  AMSOUTH PRIME MONEY MARKET FUND
                                                    ISG PRIME MONEY MARKET FUND
                                      PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                              7/31/99
                                         (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                            (UNAUDITED)


                                                         AMSOUTH             ISG                             PRO FORMA
                                                          PRIME             PRIME           PRO FORMA         COMBINED
                                                       MONEY MARKET      MONEY MARKET      ADJUSTMENTS        (NOTE 1)
                                                       ------------      ------------      ------------     ------------
ASSETS:
          Investment securities, at amortized cost     $    582,351      $    574,097      $         --     $  1,156,448
          Repurchase agreements                              92,189            30,778                --          122,967
                                                       ------------      ------------      ------------     ------------
                Total Investments                           674,540           604,875                --        1,279,415
          Interest and dividends receivable                   1,515             1,356                --            2,871
          Receivable for capital shares issued                   --               423                --              423
          Receivable from investment advisor                     --                21                --               21
          Other assets                                           33                65                --               98
                                                       ============      ============      ============     ============
      TOTAL ASSETS                                          676,088           606,740                --        1,282,828
                                                       ============      ============      ============     ============

LIABILITIES:
          Distributions payable                               2,540             1,912                --            4,452
          Accrued expenses and other payables:
               Advisory fees                                    233               108                --              341
               Administration fees                               15                 7                --               22
               Distribution fees                                 12                96                --              108
               Accounting fees                                    2                --                --                2
               Transfer agent fees                               16                --                --               16
               Custodian fees                                     7                16                --               23
               Other                                             62                47                --              109
                                                       ------------      ------------      ------------     ------------
      TOTAL LIABILITIES                                       2,887             2,186                --            5,073
                                                       ============      ============      ============     ============

NET ASSETS:
          Class A Shares                                    136,078           466,274                --          602,352
          Class B Shares                                        224               196                --              420
          Institutional Shares                              536,899           138,084                --          674,983
                                                       ------------      ------------      ------------     ------------
                                                       $    673,201      $    604,554                --     $  1,277,755
                                                       ============      ============      ============     ============

CAPITAL SHARES OUTSTANDING
          Class A Shares                                    136,085           466,314                --          602,399
          Class B Shares                                        224               196                --              420
          Institutional Shares                              536,913           138,101                --          675,014
                                                       ------------      ------------      ------------     ------------
                                                       $    673,222      $    604,611                --     $  1,277,833
                                                       ============      ============      ============     ============
Net Asset Value - offering price and
       redemption price per share
          Class A Shares                               $       1.00      $       1.00                       $       1.00
                                                       ============      ============                       ============
          Class B Shares*                              $       1.00      $       1.00                       $       1.00
                                                       ============      ============                       ============
          Institutional Shares                         $       1.00      $       1.00                       $       1.00
                                                       ============      ============                       ============


COMPOSITION OF NET ASSETS
      Capital                                               673,208           604,611                --        1,277,819
      Undistributed net realized gains (losses)
          from investments                                       (7)              (57)               --              (64)
                                                       ------------      ------------      ------------     ------------
          NET ASSETS, JULY 31, 1999                    $    673,201      $    604,554                --     $  1,277,755
                                                       ============      ============      ============     ============

* Redemption price per share varies by length of time shares are held.

                         AMSOUTH PRIME MONEY MARKET FUND
                           ISG PRIME MONEY MARKET FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    7/31/99
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                                   AMSOUTH            ISG                               PRO FORMA
                                                                    PRIME         PRIME MONEY        PRO FORMA           COMBINED
                                                                MONEY MARKET         MARKET         ADJUSTMENTS          (NOTE 1)
                                                                ------------      ------------      ------------      ------------
INVESTMENT INCOME:

          Interest Income                                       $     35,908      $     16,703      $         --      $     52,611
                                                                ------------      ------------      ------------      ------------
                                                                      35,908            16,703                --            52,611
                                                                ------------      ------------      ------------      ------------

EXPENSES:
          Advisory fees                                                2,765               820               492 (a)         4,077
          Administration fees                                          1,383               328               328 (b)         2,039
          Shareholder servicing fees (Class A Shares)                    336               583                 1 (c)           920
          Shareholder servicing fees (Class B Shares)                     --                 1                 - (d)             1
          Shareholder servicing fees (Institutional Shares)               --                98               879 (e)           977
          12b-1 fees (B Shares)                                            1                 2                 - (f)             3
          Accounting fees                                                230                46              (248)(g)            28
          Transfer agent fees                                            171                53               (39)(h)           185
          Custodian fees                                                  41                74               165 (i)           280
          Trustee fees and expenses                                       15                10               (10)(j)            15
          Registration and filing fees                                    31                70               (24)(k)            77
          Other expenses                                                 138               143              (131)(k)           150

                                                                ------------      ------------      ------------      ------------
      TOTAL EXPENSES:                                                  5,111             2,228             1,413             8,752
          Less Waivers

             Advisory fees                                                --                --                --                --
             Administration fees                                          --                --                --                --
             12b-1 fees (Class A Shares)                                  --                --                --                --
             Shareholder servicing fees (Class A Shares)                (202)               --               202 (c)            --
             Accounting fees                                             (20)               --                20 (g)            --
             Transfer agent fees                                         (30)               --                30 (h)            --
             Reimbursement                                                --               (74)               74 (l)            --
                                                                ------------      ------------      ------------      ------------
      NET EXPENSES:                                                    4,859             2,154             1,739             8,752

                                                                ------------      ------------      ------------      ------------
      NET INVESTMENT INCOME (LOSS)                                    31,049            14,549            (1,739)           43,859
                                                                ------------      ------------      ------------      ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
       INVESTMENTS:

      Net realized gains (losses) from investment

       transactions                                                        2               (53)               --               (51)
                                                                ------------      ------------      ------------      ------------
      Net realized/unrealized gains (losses) from investments              2               (53)               --               (51)
                                                                ------------      ------------      ------------      ------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:           $     31,051      $     14,496      $     (1,739)     $     43,808
                                                                ============      ============      ============      ============

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.40% of net assets).

(b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).

(c) Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.25% of Class A net assets).

(d) Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.25% of Class B net assets).

(e) Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.15% of Institutional net assets).

(f) Adjustment to reflect the AmSouth contractual fee structure for 12b-1 fees (0.75% of Class B net assets).

(g) Adjustment to reflect the AmSouth contractual fee structure for Accounting fees ($10,000 a year per additional class + OOP).

(h) Adjustment to reflect the AmSouth contractual fee structure for Transfer agent fees (0.015% of net assets + $10,000 a year per class + OOP).

(i) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).

(j)  Adjustment to reflect the AmSouth contractual fee structure.

(k)  Reduction reflects expected savings when the two funds merge.

(l)  Adjustment to reflect the AmSouth contractual fee structure.

                        AMSOUTH PRIME MONEY MARKET FUND
                           ISG PRIME MONEY MARKET FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)


       AMSOUTH                  ISG          PRO FORMA
  PRIME MONEY MARKET           PRIME         COMBINED
      PRINCIPAL              PRINCIPAL       PRINCIPAL
    AMOUNT/SHARES          AMOUNT/SHARES   AMOUNT/SHARES                      DESCRIPTION
--------------------       -------------   -------------    ----------------------------------------------------------
 COMMERCIAL PAPER-FOREIGN (b)  (10.1%):
        BANKING  (8.5%):
                                 20,000          20,000     Bank Austria, 5.08%, 10/01/99
                                 19,000          19,000     Banque Generale du Luxembourg, S.A., 5.01%, 8/13/99
                                 22,000          22,000     Bayer Hypo Vereinsbank, 5.05%, 09/24/99
                                 19,000          19,000     Bayerische Landesbank NY, 4.98%, 9/13/99
                                 20,000          20,000     Rabobank Nederland NV, 5.10%, 9/28/99
                  10,000                         10,000     Toronto Dominion Holdings, 5.01%, 12/7/99



        FINANCIAL SERVICES  (0.8%):

                  10,000                         10,000     Island Finance Puerto Rico, 5.13%, 10/18/99

        FOOD PRODUCTS & SERVICES  (0.8%):

                  10,000                         10,000     Canadian Wheat Board, 4.74%, 8/20/99

                                                                       TOTAL COMMERCIAL PAPER-FOREIGN

 CERTIFICATES OF DEPOSIT  (2.0%):
        BANKING  (2.0%):

                  10,000                         10,000     BankAmerica, 5.24%, 9/24/99
                  10,000                         10,000     Canadian Imperial Bank of Commerce, 5.01%, 2/7/00
                   5,000                          5,000     Harris Trust, 5.05%, 2/14/00

                                                                       TOTAL CERTIFICATES OF DEPOSIT

 CORPORATE BONDS  (2.0%):
        BROKERAGE SERVICES  (0.8%):

                   5,000                          5,000     Bear Stearns & Co., Inc., 6.50%, 7/5/00
                   5,000                          5,000     Morgan Stanley Dean Witter, 5.89%, 3/20/00



        ELECTRIC UTILITY  (0.4%):

                   5,000                          5,000     Alabama Power Co., 6.00%, 3/1/00

        FINANCIAL SERVICES  (0.4%):

                   5,000                          5,000     American General Finance Corp., 7.25%, 4/15/00

        FOOD PRODUCTS & SERVICES  (0.4%):

                   5,000                          5,000     Diagio PLC, 6.50%, 9/15/99

                                                                       TOTAL CORPORATE BONDS

 FLOATING RATE FUNDING AGREEMENTS  (2.9%):
        INSURANCE  (2.9%):

                  12,000                         12,000     General American Life Insurance Co., 5.31%*, 9/1/99**
                  12,500                         12,500     Monumental Life Insurance Co., 5.40%*, 9/1/99**
                  12,500                         12,500     Monumental Life Insurance Co., 5.45%*, 9/1/99**


                                                                       TOTAL FLOATING RATE FUNDING AGREEMENTS




                                                            AMSOUTH
                                                             PRIME                ISG            PRO FORMA
                                                           OBLIGATIONS           PRIME           COMBINED
                                                            AMORTIZED           AMORTIZED        AMORTIZED
                  DESCRIPTION                                 COST               COST              COST
-----------------------------------------------------------------------        -----------       ----------
Bank Austria, 5.08%, 10/01/99                                                  $   19,828        $   19,828
Banque Generale du Luxembourg, S.A., 5.01%, 8/13/99                                18,968            18,968
Bayer Hypo Vereinsbank, 5.05%, 09/24/99                                            21,833            21,833
Bayerische Landesbank NY, 4.98%, 9/13/99                                           18,887            18,887
Rabobank Nederland NV, 5.10%, 9/28/99                                              19,836            19,836
Toronto Dominion Holdings, 5.01%, 12/7/99                    $    9,822                               9,822
                                                             ----------        ----------        ----------
                                                                  9,822            99,352           109,174
                                                             ----------        ----------        ----------


Island Finance Puerto Rico, 5.13%, 10/18/99                       9,889                --             9,889
                                                             ----------        ----------        ----------


Canadian Wheat Board, 4.74%, 8/20/99                              9,975                               9,975
                                                             ----------        ----------        ----------
           TOTAL COMMERCIAL PAPER-FOREIGN                    $   29,686        $   99,352        $  129,038
                                                             ----------        ----------        ----------



BankAmerica, 5.24%, 9/24/99                                      10,001                              10,001
Canadian Imperial Bank of Commerce, 5.01%, 2/7/00                 9,998                               9,998
Harris Trust, 5.05%, 2/14/00                                      4,999                               4,999
                                                             ----------        ----------        ----------
           TOTAL CERTIFICATES OF DEPOSIT                     $   24,998        $       --        $   24,998
                                                             ----------        ----------        ----------



Bear Stearns & Co., Inc., 6.50%, 7/5/00                           5,037                               5,037
Morgan Stanley Dean Witter, 5.89%, 3/20/00                        5,022                               5,022
                                                             ----------        ----------        ----------
                                                                 10,059                --            10,059
                                                             ----------        ----------        ----------


Alabama Power Co., 6.00%, 3/1/00                                  5,022                --             5,022
                                                             ----------        ----------        ----------


American General Finance Corp., 7.25%, 4/15/00                    5,051                --             5,051
                                                             ----------        ----------        ----------


Diagio PLC, 6.50%, 9/15/99                                        5,005                               5,005
                                                             ----------        ----------        ----------
           TOTAL CORPORATE BONDS                             $   25,137        $       --        $   25,137
                                                             ----------        ----------        ----------



General American Life Insurance Co., 5.31%*, 9/1/99**            12,000                              12,000
Monumental Life Insurance Co., 5.40%*, 9/1/99**                  12,500                              12,500
Monumental Life Insurance Co., 5.45%*, 9/1/99**                  12,500                              12,500
                                                             ----------        ----------        ----------
                                                                 37,000                --            37,000
                                                             ----------        ----------        ----------
           TOTAL FLOATING RATE FUNDING AGREEMENTS            $   37,000        $       --        $   37,000
                                                             ----------        ----------        ----------




                 AMSOUTH                          ISG                     PRO FORMA
            PRIME MONEY MARKET                   PRIME                    COMBINED
                PRINCIPAL                      PRINCIPAL                  PRINCIPAL
              AMOUNT/SHARES                  AMOUNT/SHARES              AMOUNT/SHARES
       ---------------------------     -------------------------     -------------------
 U.S. GOVERNMENT AGENCIES  (5.2%):
        FANNIE MAE  (2.8%):

                                                         15,000                  15,000
                                                         15,000                  15,000
                                                          6,500                   6,500



        FEDERAL FARM CREDIT BANK  (1.2%):

                                                         15,000                  15,000

        STUDENT LOAN MARKETING ASSOC.  (1.2%):

                                                         15,000                  15,000




 COMMERCIAL PAPER-DOMESTIC (b)  (68.3%):
        AGRICULTURE  (1.6%):

                  10,000                                                         10,000
                  10,000                                                         10,000



        AIRCRAFT LEASING  (3.1%):

                  10,000                                                         10,000
                  10,000                                                         10,000
                                                         20,000                  20,000



        ALUMINUM  (1.6%):

                  10,000                                                         10,000
                  10,000                                                         10,000



        AUTOMOTIVE  (1.6%):

                  10,000                                                         10,000
                  10,000                                                         10,000



        AUTOMOTIVE CREDIT  (5.8%):

                  10,000                                                         10,000
                                                         18,000                  18,000
                  10,000                                                         10,000
                  10,000                                                         10,000
                                                         17,000                  17,000
                  10,000                                                         10,000



        BANKING  (7.2%):

                                                         10,000                  10,000
                  10,000                                                         10,000
                   5,000                                                          5,000
                                                         18,000                  18,000
                  10,000                                                         10,000
                  10,000                                                         10,000
                  10,000                                                         10,000
                                                         19,000                  19,000



        BEVERAGES  (2.2%):

                  10,000                                                         10,000
                                                         19,000                  19,000






                                                                      AMSOUTH
                                                                    OBLIGATIONS               ISG            PRO FORMA
                                                                       PRIME                 PRIME           COMBINED
                                                                     AMORTIZED             AMORTIZED         AMORTIZED
              DESCRIPTION                                               COST                 COST               COST
--------------------------------------------------------------------------------       --------------     ---------------
5.00%, 2/24/00                                                                                 15,000              15,000
5.10%, 3/8/00, Callable 6/8/99 @ 100                                                           15,000              15,000
5.07%, 4/19/00                                                                                  6,500               6,500
                                                                    ------------       --------------     ---------------
                                                                               -               36,500              36,500
                                                                    ------------       --------------     ---------------


Federal Farm Credit Bank, 5.26%, 3/17/00                                       -               15,000              15,000
                                                                    ------------       --------------     ---------------


Student Loan Marketing Assoc., 5.16%, 3/8/00, Callable
6/8/99 @ 100                                                                   -               15,000              15,000
                                                                    ------------       --------------     ---------------
                               TOTAL U.S. GOVERNMENT AGENCIES       $          -       $       66,500     $        66,500
                                                                    ------------       --------------     ---------------



Cargill Inc., 4.77%, 8/2/99                                                9,999                                    9,999
Monsanto Co., 4.91%, 9/21/99                                               9,930                                    9,930
                                                                    ------------       --------------     ---------------
                                                                          19,929                    -              19,929
                                                                    ------------       --------------     ---------------


International Lease Finance Corp., 4.80%, 8/5/99                           9,995                                    9,995
International Lease Finance Corp., 4.74%, 8/13/99                          9,984                                    9,984
International Lease Finance Corp., 5.06%, 9/21/99                                              19,857              19,857
                                                                    ------------       --------------     ---------------
                                                                          19,979               19,857              39,836
                                                                    ------------       --------------     ---------------


Alcoa, 4.78%, 8/24/99                                                      9,969                                    9,969
Alcoa, 4.84%, 8/31/99                                                      9,960                                    9,960
                                                                    ------------       --------------     ---------------
                                                                          19,929                    -              19,929
                                                                    ------------       --------------     ---------------


Daimler Chrysler, 4.85%, 9/20/99                                           9,932                                    9,932
Daimler Chrysler, 5.14%, 10/6/99                                           9,906                                    9,906
                                                                    ------------       --------------     ---------------
                                                                          19,838                    -              19,838
                                                                    ------------       --------------     ---------------


BMW US Capital, 5.17%, 12/10/99                                            9,812                                    9,812
Ford Motor Credit, 5.16%, 10/21/99                                                             17,791              17,791
Ford Motor Credit Co., 4.80%, 8/27/99                                      9,965                                    9,965
Ford Motor Credit Co., 4.70%, 11/5/99                                      9,875                                    9,875
General Motors Accept Corp., 5.15%, 10/5/99                                                    16,842              16,842
General Motors Acceptance Corp., 5.28%, 1/25/00                            9,740                                    9,740
                                                                    ------------       --------------     ---------------
                                                                          39,392               34,633              74,025
                                                                    ------------       --------------     ---------------


Banca Credit Financial Corp., 4.80%, 8/9/99                                                     9,989               9,989
J.P. Morgan & Co., 4.80%, 10/8/99                                          9,909                                    9,909
J.P. Morgan & Co., 4.80%, 10/15/99                                         4,950                                    4,950
Lloyds Bank PLC, 4.94%, 8/23/99                                                                17,946              17,946
SunTrust Banks, 5.06%, 8/11/99                                             9,986                                    9,986
SunTrust Banks, 5.06%, 8/25/99                                             9,966                                    9,966
Wells Fargo & Co., 4.86%, 9/10/99                                          9,946                                    9,946
Wells Fargo Co., 5.01%, 8/20/99                                                                18,950              18,950
                                                                    ------------       --------------     ---------------
                                                                          44,757               46,885              91,642
                                                                    ------------       --------------     ---------------


Coca Cola Co., 5.00%, 9/17/99                                              9,935                                    9,935
Coca Cola Co., 5.10%, 10/7/99                                                                  18,819              18,819
                                                                    ------------       --------------     ---------------
                                                                           9,935               18,819              28,754
                                                                    ------------       --------------     ---------------


                 AMSOUTH                          ISG                     PRO FORMA
            PRIME MONEY MARKET                   PRIME                    COMBINED
                PRINCIPAL                      PRINCIPAL                  PRINCIPAL
              AMOUNT/SHARES                  AMOUNT/SHARES              AMOUNT/SHARES
       ---------------------------         -----------------            -------------
        BROKERAGE SERVICES  (1.5%):
                  10,000                                                    10,000
                  10,000                                                    10,000



        CONSUMER GOODS  (6.1%):

                  10,000                                                    10,000
                  10,000                                                    10,000
                  10,000                                                    10,000
                  10,000                                                    10,000
                  10,000                                                    10,000
                                                         19,000             19,000
                  10,000                                                    10,000



        ELECTRIC UTILITY  (3.6%):

                  10,000                                                    10,000
                   5,000                                                     5,000
                  10,000                                                    10,000
                                                         22,000             22,000



        FARM EQUIPMENT  (3.1%):

                                                         20,000             20,000
                  10,000                                                    10,000
                  10,000                                                    10,000



        FINANCIAL SERVICES  (16.3%):

                                                         18,000             18,000
                                                         19,000             19,000
                  10,000                                                    10,000
                  10,000                                                    10,000
                                                         18,000             18,000
                  10,000                                                    10,000
                                                         18,000             18,000
                  10,000                                                    10,000
                                                         19,000             19,000
                                                         19,000             19,000
                  10,000                                                    10,000
                                                         19,000             19,000
                  10,000                                                    10,000
                                                          9,000              9,000
                                                         12,654             12,654



        INDUSTRIALS  (1.4%):

                                                         18,000             18,000

        OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (4.5%):

                  10,000                                                    10,000
                  10,000                                                    10,000
                  10,000                                                    10,000
                                                         18,000             18,000
                  10,000                                                    10,000



        PHARMACEUTICALS  (2.3%):

                                                         19,000             19,000
                   10,000                                                   10,000



                                                                AMSOUTH
                                                                 PRIME                 ISG           PRO FORMA
                                                              OBLIGATIONS             PRIME          COMBINED
                                                               AMORTIZED            AMORTIZED        AMORTIZED
                                 DESCRIPTION                     COST                  COST            COST
---------------------------------------------------------------------------      --------------     -----------
Goldman Sachs, 5.36%, 1/21/00                                         9,742                               9,742
Merrill Lynch, 5.13%, 9/16/99                                         9,935                               9,935
                                                           ----------------      --------------     -----------
                                                                     19,677                   -          19,677
                                                           ----------------      --------------     -----------


Clorox Co., 4.88%, 9/8/99                                             9,948                               9,948
Clorox Co., 5.11%, 10/21/99                                           9,885                               9,885
Hasbro Inc., 4.94%, 10/26/99                                          9,882                               9,882
Kimberly Clark, 5.05%, 8/19/99                                        9,975                               9,975
Procter & Gamble, 4.97%, 8/9/99                                       9,989                               9,989
Proctor & Gamble, 4.88%, 8/2/99                                                          18,998          18,998
Proctor & Gamble, 5.10%, 9/29/99                                      9,916                               9,916
                                                           ----------------      --------------     -----------
                                                                     59,595              18,998          78,593
                                                           ----------------      --------------     -----------


Alabama Power Co., 5.08%, 8/24/99                                     9,968                               9,968
National Rural Utilities, 4.83%, 8/23/99                              4,985                               4,985
National Rural Utilities, 4.79%, 8/26/99                              9,967                               9,967
National Rural Utilities, 5.15%, 10/27/99                                                21,726          21,726
                                                           ----------------      --------------     -----------
                                                                     24,920              21,726          46,646
                                                           ----------------      --------------     -----------


John Deere & Co., 5.07%, 9/1/99                                                          19,912          19,912
John Deere Capital Corp., 4.77%, 8/17/99                              9,979                               9,979
John Deere Capital Corp., 4.78%, 9/7/99                               9,951                               9,951
                                                           ----------------      --------------     -----------
                                                                     19,930              19,912          39,842
                                                           ----------------      --------------     -----------


Abbey National North America, 5.01%, 9/15/99                                             17,887          17,887
American Express, 4.94%, 8/25/99                                                         18,937          18,937
American Express, 4.80%, 12/14/99                                     9,820                               9,820
American Express, 4.78%, 1/11/00                                      9,784                               9,784
American General, 5.09%, 9/9/99                                                          17,901          17,901
American General Finance Corp., 5.14%, 10/28/99                       9,874                               9,874
Associates Corp., 5.10%, 9/7/99                                                          17,906          17,906
Associates First Capital, 5.30%, 4/3/00                               9,638                               9,638
Commercial Credit Co., 5.06%, 8/30/99                                                    18,923          18,923
General Electric, 4.93%, 8/16/99                                                         18,961          18,961
General Electric Capital Corp., 5.38%, 4/4/00                         9,631                               9,631
Household Financial, 4.90%, 8/11/99                                                      18,973          18,973
Transamerica Finance, 4.80%, 8/12/99                                  9,985                               9,985
USAA Capital Corp., 5.13%, 10/18/99                                                       8,900           8,900
USAA Capital Corp., 5.15%, 10/19/99                                                      12,511          12,511
                                                           ----------------      --------------     -----------
                                                                     58,732             150,899         209,631
                                                           ----------------      --------------     -----------


Emerson Electric, 5.08%, 8/5/99                                                          17,990          17,990
                                                           ----------------      --------------     -----------


Chevron USA, 5.03%, 9/3/99                                            9,954                               9,954
Equilon Enterprises, 5.00%, 8/16/99                                   9,979                               9,979
Equilon Enterprises, 5.16%, 10/19/99                                  9,887                               9,887
Shell Oil Co., 5.05%, 9/3/99                                                             17,917          17,917
Texaco Inc., 5.33%, 1/18/00                                           9,748                               9,748
                                                           ----------------      --------------     -----------
                                                                     39,568              17,917          57,485
                                                           ----------------      --------------     -----------


Glaxo Wellcome PLC, 5.06%, 9/17/99                                                       18,875          18,875
Pfizer Inc., 5.05%, 9/2/99                                            9,955                               9,955
                                                           ----------------      --------------     -----------
                                                                      9,955              18,875          28,830
                                                           ----------------      --------------     -----------


                 AMSOUTH                          ISG                     PRO FORMA
            PRIME MONEY MARKET                   PRIME                    COMBINED
                PRINCIPAL                      PRINCIPAL                  PRINCIPAL
              AMOUNT/SHARES                  AMOUNT/SHARES              AMOUNT/SHARES
       ---------------------------     -------------------------     -------------------
       TECHNOLOGY (2.9%):
                   5,000                                                         5,000
                  10,000                                                        10,000
                                                         22,000                 22,000




        TELECOMMUNICATIONS  (2.3%):

                  10,000                                                         10,000
                  10,000                                                         10,000
                  10,000                                                         10,000



        TELECOMMUNICATIONS-WIRELESS  (1.2%):

                   5,109                                                          5,109
                  10,000                                                         10,000





 INVESTMENT COMPANIES  (0.0%):

                                                            568                     568



  REPURCHASE AGREEMENTS (9.6%):

                                                         30,778                  30,778
                  92,189                                                         92,189




                                                                                  AMSOUTH
                                                                                   PRIME                 ISG             PRO FORMA
                                                                                OBLIGATIONS             PRIME             COMBINED
                                                                                 AMORTIZED            AMORTIZED          AMORTIZED
                                 DESCRIPTION                                       COST                 COST               COST
---------------------------------------------------------------------------------------------       -------------      ------------
IBM Credit Corp., 4.67%, 8/6/99                                                         4,997                                 4,997
IBM Credit Corp., 4.80%, 9/13/99                                                        9,943                                 9,943
IBM Credit Corp., 5.12%, 10/25/99                                                                          21,733            21,733
                                                                             ----------------       --------------     ------------
                                                                                       14,940              21,733            36,673
                                                                             ----------------       --------------     ------------



BellSouth Telecommunications Inc., 5.11%, 9/28/99                                       9,918                                 9,918
Lucent Technologies, 4.98%, 1/27/00                                                     9,752                                 9,752
Lucent Technologies, 4.97%, 2/10/00                                                     9,734                                 9,734
                                                                             ----------------       --------------     ------------
                                                                                       29,404                    -           29,404
                                                                             ----------------       --------------     ------------


Motorola, 5.05%, 8/4/99                                                                 5,107                                 5,107
Motorola, 5.08%, 9/10/99                                                                9,943                                 9,943
                                                                             ----------------       --------------     ------------
                                                                                       15,050                    -           15,050
                                                                             ----------------       --------------     ------------
                             TOTAL COMMERCIAL PAPER-DOMESTIC                 $        465,530       $      408,244     $    873,774
                                                                             ----------------       --------------     ------------


Bank Of New York Cash Reserve                                                                                    1                1
                                                                             ----------------       --------------     ------------
                             TOTAL INVESTMENT COMPANIES                      $              -       $            1     $          1
                                                                             ----------------       --------------     ------------


Cantor Fizgerald, 5.08%, 8/02/99                                                                            30,778           30,778
Solomon Smith Barney, 5.13%, 7/30/99                                                   92,189                                92,189
                                                                             ----------------       --------------     ------------
                             TOTAL REPURCHASE AGREEMENTS                     $         92,189       $       30,778     $    122,967
                                                                             ----------------       --------------     ------------


                                                                             ----------------       --------------     ------------
                             TOTAL (COST $1,279,415) (a)                     $        674,540       $      604,875     $  1,279,415
                                                                             ----------------       --------------     ------------

       ---------------------------
       Percentages are based on net assets of $1,277,755.

          (a) Cost and value for federal income tax and financial reporting purposes are the same.
          (b)  Yield effective at purchase.
          * Variable rate security. Rate presented represents the rate in effect at July 31, 1999. Date presented reflects next rate change date
          ** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, quarterly, or semiannually.
          PLC  - Public Limited Co.

                      AMSOUTH TAX-EXEMPT MONEY MARKET FUND
                        ISG TAX-EXEMPT MONEY MARKET FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                    7/31/99
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                    AMSOUTH            ISG                             PRO FORMA
                                                                  TAX-EXEMPT        TAX-EXEMPT         PRO FORMA        COMBINED
                                                                 MONEY MARKET      MONEY MARKET       ADJUSTMENTS       (NOTE 1)
                                                                 ------------      ------------      ------------     ------------
INVESTMENT INCOME:
          Interest Income                                        $      2,906      $        792      $         --     $      3,698
          Dividend Income                                                 165                38                --              203
                                                                 ------------      ------------      ------------     ------------
                                                                        3,071               830                --            3,901
                                                                 ------------      ------------      ------------     ------------

EXPENSES:

          Advisory fees                                                   383                88                13 (a)          484
          Administration fees                                             192                25                25 (b)          242
          Shareholder servicing fees (Class A Shares)                      63                 2                (1)(c)           64
          Shareholder servicing fees (Institutional Shares)                --                37               106 (d)          143
          Accounting fees                                                  53                 4               (27)(e)           30
          Transfer agent fees                                              39                 7                22 (f)           68
          Custodian fees                                                    6                 9                18 (g)           33
          Trustee fees and expenses                                         2                --                --                2
          Registration and filing fees                                      6                14                (5)(h)           15
          Other expenses                                                   16                16               (11)(h)           21
                                                                 ------------      ------------      ------------     ------------
      TOTAL EXPENSES:                                                     760               202               141            1,103
          Less Waivers
             Advisory fees                                               (192)               --               192 (a)           --
             Administration fees                                           --                --                --               --
             Shareholder servicing fees (Class A Shares)                  (38)               --                38 (c)           --
             12b-1 fees (Class A Shares)                                   --                --                --               --
             Accounting fees                                              (21)               --                21 (e)           --
             Transfer agent fees                                          (20)               --                20 (i)           --
             Reimbursements                                                --                --                --               --
                                                                 ------------      ------------      ------------     ------------
      NET EXPENSES:                                                       489               202               412            1,103
                                                                 ------------      ------------      ------------     ------------
      NET INVESTMENT INCOME (LOSS)                                      2,582               628              (412)           2,798
                                                                 ------------      ------------      ------------     ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

      Net realized gains (losses) from investment transactions              1               (40)               --              (39)
                                                                 ------------      ------------      ------------     ------------
      Net realized/unrealized gains (losses) from investments               1               (40)               --              (39)
                                                                 ------------      ------------      ------------     ------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:            $      2,583      $        588      $       (412)    $      2,759
                                                                 ============      ============      ============     ============




NOTES TO PRO FORMA FINANCIAL STATEMENTS

(a) Adjustment to reflect the AmSouth contractual fee structure for Advisory fees (0.40% of net assets).
(b) Adjustment to reflect the AmSouth contractual fee structure for Administration fees (0.20% of net assets).
(c) Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.25% of Class A net assets).
(d) Adjustment to reflect the AmSouth contractual fee structure for Shareholder Servicing fees (0.15% of Institutional net assets).
(e) Adjustment to reflect the AmSouth contractual fee structure for Accounting fees ($10,000 a year per additional class + OOP).
(f) Adjustment to reflect the AmSouth contractual fee structure for Transfer agent fees (0.015% of net assets + $10,000 a year per class + OOP).
(g) Adjustment to reflect the AmSouth contractual fee structure for Custodian fees (0.0275% of net assets).
(h)  Reduction reflects expected savings when the two funds merge.
(i)  Adjustment to reflect the AmSouth contractual fee structure.


                      AMSOUTH TAX-EXEMPT MONEY MARKET FUND
                        ISG TAX-EXEMPT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                    7/31/99
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                          AMSOUTH             ISG                             PRO FORMA
                                                         TAX-EXEMPT        TAX-EXEMPT         PRO FORMA        COMBINED
                                                        MONEY MARKET      MONEY MARKET       ADJUSTMENTS       (NOTE 1)
                                                        ------------      ------------      ------------     ------------
ASSETS:
           Investment securities, at amortized cost     $     96,133      $    110,571      $         --     $    206,704
           Interest and dividends receivable                     817               735                --            1,552
           Other assets                                            6                 2                --                8
                                                        ------------      ------------      ------------     ------------
      TOTAL ASSETS                                            96,956           111,308                --          208,264
                                                        ------------      ------------      ------------     ------------

LIABILITIES:
           Distributions payable                                 202               212                --              414
           Securities purchased payable                           --             2,904                --            2,904
           Accrued expenses and other payables:
                Investment advisory fees                          16                31                --               47
                Administration fees                                2                 1                --                3
                Distribution fees                                  2                13                --               15
                Accounting fees                                    1                --                --                1
                Transfer agent fees                                1                 7                --                8
                Custodian fees                                     1                 6                --                7
                Other                                              7                29                --               36
                                                        ------------      ------------      ------------     ------------
      TOTAL LIABILITIES                                          232             3,203                --            3,435
                                                        ------------      ------------      ------------     ------------

NET ASSETS:
           Class A Shares                                     22,844            10,046                --           32,890
           Institutional Shares                               73,880            98,059                --          171,939
                                                        ------------      ------------      ------------     ------------
                                                        $     96,724      $    108,105      $         --     $    204,829
                                                        ============      ============      ============     ============

CAPITAL SHARES OUTSTANDING
           Class A Shares                                     22,845            10,047                --           32,892
           Institutional Shares                               73,880            98,099                --          171,979
                                                        ------------      ------------      ------------     ------------
                                                              96,725           108,146                --          204,871
                                                        ============      ============      ============     ============

NET ASSET VALUE - OFFERING AND
       REDEMPTION PRICE PER SHARE
           Class A Shares                               $       1.00      $       1.00                --     $       1.00
                                                        ------------      ------------                       ------------
           Institutional Shares                         $       1.00      $       1.00                --     $       1.00
                                                        ------------      ------------                       ------------

COMPOSITION OF NET ASSETS
      Capital                                           $     96,725      $    108,146      $         --     $    204,871
      Undistributed (distributions in excess of)
           net investment income                                  --               (41)               --              (41)
      Undistributed net realized gains (losses)
           from investment transactions                           (1)               --                --               (1)
                                                        ------------      ------------      ------------     ------------
           NET ASSETS, JULY 31, 1999                    $     96,724      $    108,105      $         --     $    204,829
                                                        ============      ============      ============     ============

                      AMSOUTH TAX-EXEMPT MONEY MARKET FUND
                        ISG TAX-EXEMPT MONEY MARKET FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                     7/31/99
                      (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                   (UNAUDITED)


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT            PRO FORMA
              MMF                      MMF                 COMBINED
           PRINCIPAL                PRINCIPAL             PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES         AMOUNT/SHARES                               DESCRIPTION
      ---------------------    ------------------  -----------------------------------------------------------------------------
TAX ANTICIPATION NOTES  (4.7%):
      FLORIDA  (0.5%):
                   $ 1,000                           $ 1,000          Orange County School District Tax Anticipation Notes,
                                                                      3.10%, 9/15/99

      PENNSYLVANIA  (0.7%):
                     1,500                             1,500          Philadelphia Tax & Revenue Anticipation Notes, 4.25%,
                                                                      6/30/00

      TEXAS  (3.5%):
                     2,200             5,000           7,200          Texas State Tax & Revenue Anticipation Notes, 4.50%,
                                                                      8/31/99

DEMAND NOTES  (19.0%):
      ALABAMA  (6.2%):
                     1,500                             1,500          Alabama Housing Finance  Authority, Huntsville, Series B,
                                                                      3.15%*, 8/4/99**, FNMA
                     2,000                             2,000          Alabama State Housing Finance Authority, Multi Family
                                                                      Housing Revenue, Rime VLG Hoover Project, Series A,
                                                                      3.15%*,8/4/99**, FNMA
                     1,000                             1,000          Bon Air, Industrial Development Board, Avondale Mills,
                                                                      3.15%*, 8/4/99**
                     2,000                             2,000          City of Birmingham, Series 1992A, GO, 3.20%*, 8/4/99**
                       350                               350          Columbia, Industrial Development Board, PCR, Alabama
                                                                      Power Co. Project , Series D, 3.40%*,  8/2/99**
                     1,000                             1,000          Jacksonville, Industrial Development Board, Parker Hannifin
                                                                      Corp., 3.15%*, 8/5/99**
                     2,000                             2,000          Mobile, Industrial Development Board, PCR, Alabama Power
                                                                       Co. Project, Series B, 3.20%*, 8/5/99**
                       500                               500          North Alabama, Environmental Improvement Authority, PCR,
                                                                      Reynolds Metals Co., 3.40%*, 8/2/99**
                     1,000                             1,000          Port City Medical Clinic Board, Infirmary Health Systems,
                                                                      Series B, 3.15%*, 8/5/99**, AMBAC
                     1,365                             1,365          Stevenson, Industrial Development Board, Environmental
                                                                      Improvement Revenue, Mead Corp. Project, 3.35%*, 8/2/99**





                                                                              AMSOUTH               ISG
                                                                            TAX-EXEMPT           TAX-EXEMPT       PRO FORMA
                                                                               MMF                  MMF            COMBINED
                                                                            AMORTIZED            AMORTIZED        AMORTIZED
                            DESCRIPTION                                       COST                 COST              COST
    ------------------------------------------------------------------------------------  ----------------    --------------------


 Orange County School District Tax Anticipation Notes,                        $ 1,000                   -             $ 1,000
 3.10%, 9/15/99                                                    -------------------    ----------------    ----------------


 Philadelphia Tax & Revenue Anticipation Notes, 4.25%,                          1,510                   -               1,510
 6/30/00                                                           -------------------    ----------------    ----------------


 Texas State Tax & Revenue Anticipation Notes, 4.50%,                           2,203               5,005               7,208
 8/31/99                                                           -------------------    ----------------    ----------------

                            TOTAL TAX ANTICIPATION NOTES                      $ 4,713             $ 5,005             $ 9,718
                                                                   -------------------    ----------------    ----------------


 Alabama Housing Finance  Authority, Huntsville, Series B,                      1,500                                   1,500
 3.15%*, 8/4/99**, FNMA
 Alabama State Housing Finance Authority, Multi Family                          2,000                                   2,000
 Housing Revenue, Rime VLG Hoover Project, Series A,
 3.15%*,8/4/99**, FNMA
 Bon Air, Industrial Development Board, Avondale Mills,                         1,000                                   1,000
 3.15%*, 8/4/99**
 City of Birmingham, Series 1992A, GO, 3.20%*, 8/4/99**                         2,000                                   2,000
 Columbia, Industrial Development Board, PCR, Alabama                             350                                     350
 Power Co. Project , Series D, 3.40%*,  8/2/99**
 Jacksonville, Industrial Development Board, Parker Hannifin                    1,000                                   1,000
 Corp., 3.15%*, 8/5/99**
 Mobile, Industrial Development Board, PCR, Alabama Power                       1,999                                   1,999
  Co. Project, Series B, 3.20%*, 8/5/99**
 North Alabama, Environmental Improvement Authority, PCR,                         500                                     500
 Reynolds Metals Co., 3.40%*, 8/2/99**
 Port City Medical Clinic Board, Infirmary Health Systems,                      1,000                                   1,000
 Series B, 3.15%*, 8/5/99**, AMBAC
 Stevenson, Industrial Development Board, Environmental                         1,365                                   1,365
 Improvement Revenue, Mead Corp. Project, 3.35%*, 8/2/99**
                                                                 -------------------    ---------------------    -----------------
                                                                              12,714                                   12.714
                                                                 -------------------    ---------------------    -----------------


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT           PRO FORMA
              MMF                      MMF                COMBINED
           PRINCIPAL                PRINCIPAL            PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES        AMOUNT/SHARES                               DESCRIPTION
      ---------------------     ----------------   -------------------    ---------------------------------------------------------

      CALIFORNIA  (1.2%):
                     2,500                               2,500          Los Angeles, Regional Airports Improvements Corp., Los
                                                                        Angeles International-LAX 2, 3.40%*, 8/2/99 **

      FLORIDA  (1.5%):
                     1,500                               1,500          Alachua County Florida Health, 3.00%*, 8/4/99**, MBIA
                     1,680                               1,680          Laurel Club, Certificates of Participation, Series 96A,
                                                                        3.25%*, 8/4/99**




      GEORGIA  (0.5%):
                     1,000                               1,000          Cobb County, Post Mill Project, 3.15%*, 8/4/99**

      MICHIGAN  (1.2%):
                     2,500                               2,500          Cornell Township Economic Development Corporation,

                                                                        Environment Improvement Revenue, 3.35%*, 8/2/99**
      MINNESOTA  (1.7%):
                     1,000                               1,000          Minneapolis, GO, Sewer Improvements, Series A, 3.05%*,
                                                                        8/4/99**
                     2,400                               2,400          Minneapolis, GO, Sewer Improvements, Series B, 3.05%*,
                                                                        8/5/99**




      NEW YORK  (1.2%):
                       900                                 900          New York, GO, 3.50%*, 8/2/99**, LOC: Morgan Guaranty Trust
                     1,600                               1,600          New York, GO, Series D, 3.00%*, 8/4/99**, FGIC



      NORTH CAROLINA  (0.2%):
                       500                                 500          North Carolina Educational Facilities, 3.00%*, 8/5/99**

      PENNSYLVANIA  (1.1%):
                     2,200                               2,200          Schuylkill County, Industrial Development Authority,
                                                                        Resource Recovery Revenue, Gilberton Power Project,
                                                                        3.05%*, 8/4/99**

      SOUTH CAROLINA  (0.5%):
                     1,000                               1,000          South Carolina State Jobs & Economic Development
                                                                        Revenue, St. Francis Hospital, 3.40%*, 8/2/99**

      TENNESSEE  (0.9%):
                     1,300                               1,300          Metropolitan Nashville Airport Authority, Special Facilitie
                                                                        Revenue, American Airlines Project, Series A, 3.40%*,
                                                                        8/2/99**
                       500                                 500          Sullivan County, Industrial Development Board , PCR, Mead
                                                                        Corp. Project, 2.80%*, 8/2/99**



      TEXAS  (1.5%):
                     1,000                              1,000          Grapevine, Industrial Development Corp., American Airlines
                                                                            A4, 3.40%*, 8/2/99**
                     2,000                              2,000          North Central Texas Series C, 3.40%*, 8/2/99**



      WASHINGTON  (0.3%):
                       600                                600          Seattle Municipal Light & Power, 3.00%*, 8/4/99**

      WYOMING  (1.0%):
                     2,000                              2,000          Lincoln County PCR, Project D, 3.35%*, 8/2/99**


                                                                                                               TOTAL DEMAND NOTES






                                                                             AMSOUTH                ISG
                                                                            TAX-EXEMPT           TAX-EXEMPT          PRO FORMA
                                                                               MMF                  MMF              COMBINED
                                                                            AMORTIZED            AMORTIZED           AMORTIZED
                            DESCRIPTION                                        COST                 COST                COST
   --------------------------------------------------------------------------------------  --------------------- ------------------


 Los Angeles, Regional Airports Improvements Corp., Los                           2,500                   -                2,500
 Angeles International-LAX 2, 3.40%*, 8/2/99 **                      -------------------    ----------------    -----------------


 Alachua County Florida Health, 3.00%*, 8/4/99**, MBIA                            1,500                                    1,500
 Laurel Club, Certificates of Participation, Series 96A,                          1,680                                    1,680
 3.25%*, 8/4/99**
                                                                     -------------------    ----------------    -----------------
                                                                                  3,180                   -                3,180
                                                                     -------------------    ----------------    -----------------

 Cobb County, Post Mill Project, 3.15%*, 8/4/99**                                 1,000                   -                1,000
                                                                     -------------------    ----------------    -----------------

 Cornell Township Economic Development Corporation,                               2,500                   -                2,500
                                                                     -------------------    ----------------    -----------------
 Environment Improvement Revenue, 3.35%*, 8/2/99**

 Minneapolis, GO, Sewer Improvements, Series A, 3.05%*,                           1,000                                    1,000
 8/4/99**
 Minneapolis, GO, Sewer Improvements, Series B, 3.05%*,                           2,400                                    2,400
 8/5/99**
                                                                     -------------------    ----------------    -----------------

                                                                                  3,400                   -                3,400
                                                                     -------------------    ----------------    -----------------

 New York, GO, 3.50%*, 8/2/99**, LOC: Morgan Guaranty Trust                         900                                      900
 New York, GO, Series D, 3.00%*, 8/4/99**, FGIC                                   1,600                                    1,600
                                                                     -------------------    ----------------    -----------------
                                                                                  2,500                   -                2,500
                                                                     -------------------    ----------------    -----------------

 North Carolina Educational Facilities, 3.00%*, 8/5/99**                            500                   -                  500
                                                                     -------------------    ----------------    -----------------

 Schuylkill County, Industrial Development Authority,                             2,200                   -                2,200
 Resource Recovery Revenue, Gilberton Power Project,                 -------------------    ----------------    -----------------
 3.05%*, 8/4/99**


 South Carolina State Jobs & Economic Development                                 1,000                   -                1,000
 Revenue, St. Francis Hospital, 3.40%*, 8/2/99**                     -------------------    ----------------    -----------------


 Metropolitan Nashville Airport Authority, Special Facilities                     1,300                                    1,300
 Revenue, American Airlines Project, Series A, 3.40%*,
 8/2/99**
 Sullivan County, Industrial Development Board , PCR, Mead                          500                                      500
 Corp. Project, 2.80%*, 8/2/99**
                                                                     -------------------    ----------------    -----------------
                                                                                  1,800                   -                1,800
                                                                     -------------------    ----------------    -----------------

Grapevine, Industrial Development Corp., American Airlines                        1,000                                    1,000
     A4, 3.40%*, 8/2/99**
North Central Texas Series C, 3.40%*, 8/2/99**                                    2,000                   -                2,000
                                                                     -------------------    ----------------    -----------------
                                                                                  3,000                   -                3,000
                                                                     -------------------    ----------------    -----------------

Seattle Municipal Light & Power, 3.00%*, 8/4/99**                                  600                   -                  600
                                                                     -------------------    ----------------    -----------------

Lincoln County PCR, Project D, 3.35%*, 8/2/99**                                  2,000                   -                2,000
                                                                     ------------------     ----------------    -----------------
                                        TOTAL DEMAND NOTES                    $ 38,894                   -             $ 38,894
                                                                     -------------------    ----------------    -----------------


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT          PRO FORMA
              MMF                      MMF               COMBINED
           PRINCIPAL                PRINCIPAL           PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES       AMOUNT/SHARES                             DESCRIPTION
      ---------------------    ---------------------  ---------------    ---------------------------------------------------------

TAX FREE COMMERCIAL PAPER  (5.5%):
      ALABAMA  (1.2%):
                     1,500                                1,500         Montgomery, 3.00%, 8/6/99
                     1,000                                1,000         Port City Medical Clinic Board, Mobile, 3.05%, 8/4/99



      FLORIDA  (2.3%):
                     1,000                                1,000         Jacksonville, 3.25%, 10/22/99
                     1,500                                1,500         Jacksonville, PCR, 3.35%, 10/18/99
                     1,200                                1,200         Sarasota County, Public Hospital Revenue, 3.20%,9/7/99
                     1,000                                1,000         St. Lucie County, PCR, 3.05%, 8/5/99




      MISSISSIPPI  (1.0%):
                     1,000                                1,000         Mississippi Hospital Equiment & Facilities Authority, 3.10%
                                                                        5/15/27
                     1,000                                1,000         Mississippi Hospital Equipment Authority Revenue, 3.25%,
                                                                        10/7/99



      NEVADA  (0.5%):
                     1,000                                1,000         Clark County, 5.70%, 6/1/00

      UTAH  (0.5%):
                     1,000                                1,000         Intermountain Power Agency, 3.20%, 10/13/99

                                                                                                TOTAL TAX FREE COMMERCIAL PAPER

MUNICIPAL BONDS  (66.4%):
      ALABAMA  (1.6%):
                     1,000                                1,000         Alabama State College Authority, 5.00%, 8/1/99
                     1,000                                1,000         Alabama State, Municipal Electric Authority Power Supply
                                                                        Revenue, 6.10%, 9/1/99
                       380                                  380         Alabama Water Pollution Control Authority, 5.00%, 8/15/99
                       600                                  600         University Birmingham Alabama Medical & Educational
                                                                        Foundation Revenue, 7.00%, 12/1/19, Prerefunded 12/1/99
                                                                        @ 102
                       250                                  250         University of Alabama Revenue, 4.15%, 10/1/99



      ARIZONA  (0.5%):
                                       1,000              1,000         Salt River Agriculture Improvement, Series B, Salt River
                                                                        Project, 4.45%, 1/1/00

      CALIFORNIA  (0.7%):
                     1,500                                1,500         Los Angeles County, Tax & Revenue, 4.00%, 6/30/00

      COLORADO  (0.5%):
                     1,000                                1,000         El Paso County School District, 0.00%, 12/1/99, LOC: MBIA

      CONNECTICUT  (2.4%):
                                       5,000              5,000         Connecticut State Health & Educational Facilities Authority
                                                                        Series T-1, Yale University, 3.60%*, 7/1/29

      DIST OF COLUMBIA  (0.0%):
                                          25                 25         District Of Columbia, 1998 Series A, 6.75%, 6/1/08,
                                                                        Prerefunded 6/1/00 @ 102, MBIA, GO
                                          30                 30         District Of Columbia, Series B, 7.40%, 6/1/05, Prerefunded
                                                                        6/1/00 @ 102, FSA, GO






                                                                             AMSOUTH                   ISG
                                                                            TAX-EXEMPT              TAX-EXEMPT          PRO FORMA
                                                                               MMF                     MMF               COMBINED
                                                                            AMORTIZED               AMORTIZED           AMORTIZED
                         DESCRIPTION                                          COST                    COST                COST
-------------------------------------------------------------------------------------  ---------------------    -------------------



Montgomery, 3.00%, 8/6/99                                                     1,500                                         1,500
Port City Medical Clinic Board, Mobile, 3.05%, 8/4/99                         1,000                                         1,000
                                                                 -------------------    ---------------------    -----------------
                                                                              2,500                        -                2,500
                                                                 -------------------    ---------------------    -----------------

Jacksonville, 3.25%, 10/22/99                                                 1,000                                         1,000
Jacksonville, PCR, 3.35%, 10/18/99                                            1,500                                         1,500
Sarasota County, Public Hospital Revenue, 3.20%,9/7/99                        1,200                                         1,200
St. Lucie County, PCR, 3.05%, 8/5/99                                          1,000                                         1,000
                                                                 -------------------    ---------------------    -----------------
                                                                              4,700                        -                4,700
                                                                 -------------------    ---------------------    -----------------

Mississippi Hospital Equiment & Facilities Authority, 3.10%,                  1,000                                         1,000
5/15/27
Mississippi Hospital Equipment Authority Revenue, 3.25%,                      1,000                                         1,000
10/7/99
                                                                 -------------------    ---------------------    -----------------
                                                                              2,000                        -                2,000
                                                                 -------------------    ---------------------    -----------------

Clark County, 5.70%, 6/1/00                                                   1,018                        -                1,018
                                                                 -------------------    ---------------------    -----------------

Intermountain Power Agency, 3.20%, 10/13/99                                   1,000                        -                1,000
                                                                 -------------------    ---------------------    -----------------
                        TOTAL TAX FREE COMMERCIAL PAPER                    $ 11,218                        -             $ 11,218
                                                                 -------------------    ---------------------    -----------------


Alabama State College Authority, 5.00%, 8/1/99                                1,000                                         1,000
Alabama State, Municipal Electric Authority Power Supply                      1,003                                         1,003
Revenue, 6.10%, 9/1/99
Alabama Water Pollution Control Authority, 5.00%, 8/15/99                       380                                           380
University Birmingham Alabama Medical & Educational                             620                                           620
Foundation Revenue, 7.00%, 12/1/19, Prerefunded 12/1/99
@ 102
University of Alabama Revenue, 4.15%, 10/1/99                                   250                                           250
                                                                 -------------------    ---------------------    -----------------
                                                                              3,253                        -                3,253
                                                                 -------------------    ---------------------    -----------------

Salt River Agriculture Improvement, Series B, Salt River                          -                    1,004                1,004
Project, 4.45%, 1/1/00                                           -------------------    ---------------------    -----------------


Los Angeles County, Tax & Revenue, 4.00%, 6/30/00                             1,509                        -                1,509
                                                                 -------------------    ---------------------    -----------------

El Paso County School District, 0.00%, 12/1/99, LOC: MBIA                       989                        -                  989
                                                                 -------------------    ---------------------    -----------------

Connecticut State Health & Educational Facilities Authority,                      -                    5,000                5,000
Series T-1, Yale University, 3.60%*, 7/1/29                         ----------------    ---------------------    -----------------


District Of Columbia, 1998 Series A, 6.75%, 6/1/08,                                                       26                   26
Prerefunded 6/1/00 @ 102, MBIA, GO
District Of Columbia, Series B, 7.40%, 6/1/05, Prerefunded                                                31                   31
6/1/00 @ 102, FSA, GO
                                                                -------------------    ---------------------    -----------------
                                                                                 -                        57                   57
                                                                -------------------    ---------------------    -----------------


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT         PRO FORMA
              MMF                      MMF              COMBINED
           PRINCIPAL                PRINCIPAL          PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES      AMOUNT/SHARES                               DESCRIPTION
      ---------------------    --------------------  ----------------   -----------------------------------------------------------

      FLORIDA  (0.7%):
                       250                                 250          Homestead, Special Insurance Assessment Revenue,
                                                                        4.75%, 9/1/99, LOC: MBIA
                                          30                30          Martin County, 6.50%, 2/1/10, Prerefunded 2/1/00 @ 102,
                                                                        AMBAC, GO
                                          40                40          Orlando & Orange County Expressway Revenue, Jr. Lien,
                                                                        6.50%, 7/1/20, Prerefunded 7/1/00 @ 102, FGIC
                                          30                30          Pinellas County Health Facilities Authority, Morton Plant
                                                                        Health System Project, 4.50%, 11/15/99, MBIA
                     1,000                               1,000          Tampa, Water & Sewer Revenue, 6.20%, 10/1/99, LOC: Bank
                                                                         of America



      GEORGIA  (3.7%):
                                          50                50          Albany Sewer Systems, 5.35%, 7/1/00, FGIC
                                          30                30          Atlanta Airport Extension & Improvement, 7.00%, 1/1/00
                     1,000                               1,000          Clayton County, GO, 4.25%, 8/1/99
                                       1,000             1,000          Douglas County Water & Sewer Authority, 6.70%, 6/1/05,
                                                                        Prerefunded 6/1/00 @ 102, MBIA
                                       2,900             2,900          Georgia Municipal Gas Authority Gas Revenue, Series A
                                                                        4.25%, 11/1/99
                     1,500                               1,500          Gwinnett County School District, 3.50, 12/31/99
                                          30                30          Jackson County School District, 4.90%, 7/1/00, MBIA
                     1,000                               1,000          Muscogee County School District, 4.00%, 11/1/99



      HAWAII  (1.4%):
                                       1,300             1,300          Hawaii County, Series A, 4.80%, 5/1/00, FGIC, GO
                     1,500                               1,500          Hawaii State, 4.75%, 11/1/99, LOC: FGIC



      ILLINOIS  (8.9%):
                     1,075                               1,075          Chicago Wastewater Transmission Revenue, 7.20%,
                                                                        11/15/19, Prerefunded 11/15/99 @ 102, LOC:MBIA
                                       3,000             3,000          Chicago, O'Hare International Airport,, Series A, General
                                                                        Airport Second Lien, 3.40%*, 1/1/18
                       750                                 750          Cook County High School District, 6.50%, 12/1/99, LOC: FSA
                                          50                50          Du Page County Forest Preservation, 4.00%, 10/1/99
                                       4,895             4,895          Elmhurst Revenue Bond, Joint Common Accreditation,
                                                                        3.65%*, 7/1/18
                                       5,000             5,000          Illinois Developmental Finance Authority, Series C, Provena
                                                                        Health, 3.45%*, 5/1/28
                     1,000                               1,000          Illinois Health Facilities Authority Revenue, 4.00% 8/15/99
                                          90                90          Illinois Health Facilities Authority Revenue, 7.00%, 1/1/19
                                                                        Prerefunded 1/1/00 @ 102, MBIA
                                       1,190             1,190          Kane County Public Building Revenue Bond, 4.20%, 12/1/99
                                       1,000             1,000          Peoria Public Building & School Facilities, 6.50%, 12/1/05,
                                                                        Prerefunded 12/1/99 @ 100, AMBAC



      INDIANA  (0.1%):
                                         235               235          Hamilton Southeastern, School Building Corp., 4.25%,




                                                                        AMSOUTH                   ISG
                                                                      TAX-EXEMPT              TAX-EXEMPT         PRO FORMA
                                                                         MMF                     MMF             COMBINED
                                                                      AMORTIZED               AMORTIZED          AMORTIZED
                           DESCRIPTION                                  COST                    COST               COST
  -------------------------------------------------------------------------------  ---------------------    --------------------


  Homestead, Special Insurance Assessment Revenue,                            250                                              250
  4.75%, 9/1/99, LOC: MBIA
  Martin County, 6.50%, 2/1/10, Prerefunded 2/1/00 @ 102,                                               31                      31
  AMBAC, GO
  Orlando & Orange County Expressway Revenue, Jr. Lien,                                                 42                      42
  6.50%, 7/1/20, Prerefunded 7/1/00 @ 102, FGIC
  Pinellas County Health Facilities Authority, Morton Plant                                             30                      30
  Health System Project, 4.50%, 11/15/99, MBIA
  Tampa, Water & Sewer Revenue, 6.20%, 10/1/99, LOC: Bank                   1,005                                            1,005
   of America
                                                               -------------------    ---------------------    --------------------
                                                                            1,255                      103                   1,358
                                                               -------------------    ---------------------    --------------------

  Albany Sewer Systems, 5.35%, 7/1/00, FGIC                                                             51                      51
  Atlanta Airport Extension & Improvement, 7.00%, 1/1/00                                                30                      30
  Clayton County, GO, 4.25%, 8/1/99                                         1,000                                            1,000
  Douglas County Water & Sewer Authority, 6.70%, 6/1/05,                                             1,048                   1,048
  Prerefunded 6/1/00 @ 102, MBIA
  Georgia Municipal Gas Authority Gas Revenue, Series A                                              2,904                   2,904
  4.25%, 11/1/99
  Gwinnett County School District, 3.50, 12/31/99                           1,501                                            1,501
  Jackson County School District, 4.90%, 7/1/00, MBIA                                                   30                      30
  Muscogee County School District, 4.00%, 11/1/99                           1,003                                            1,003
                                                               -------------------    ---------------------    --------------------
                                                                            3,504                    4,063                   7,567
                                                               -------------------    ---------------------    --------------------

  Hawaii County, Series A, 4.80%, 5/1/00, FGIC, GO                                                   1,316                   1,316
  Hawaii State, 4.75%, 11/1/99, LOC: FGIC                                   1,505                                            1,505
                                                               -------------------    ---------------------    --------------------
                                                                            1,505                    1,316                   2,821
                                                               -------------------    ---------------------    --------------------

  Chicago Wastewater Transmission Revenue, 7.20%,                           1,109                                            1,109
  11/15/19, Prerefunded 11/15/99 @ 102, LOC:MBIA
  Chicago, O'Hare International Airport,, Series A, General                                          3,000                   3,000
  Airport Second Lien, 3.40%*, 1/1/18
  Cook County High School District, 6.50%, 12/1/99, LOC: FSA                  758                                              758
  Du Page County Forest Preservation, 4.00%, 10/1/99                                                    50                      50
  Elmhurst Revenue Bond, Joint Common Accreditation,                                                 4,895                   4,895
  3.65%*, 7/1/18
  Illinois Developmental Finance Authority, Series C, Provena                                        5,000                   5,000
  Health, 3.45%*, 5/1/28
  Illinois Health Facilities Authority Revenue, 4.00% 8/15/99               1,000                                            1,000
  Illinois Health Facilities Authority Revenue, 7.00%, 1/1/19,                                          93                      93
  Prerefunded 1/1/00 @ 102, MBIA
  Kane County Public Building Revenue Bond, 4.20%, 12/1/99                                           1,194                   1,194
  Peoria Public Building & School Facilities, 6.50%, 12/1/05,                                        1,011                   1,011
  Prerefunded 12/1/99 @ 100, AMBAC
                                                               -------------------    ---------------------    --------------------
                                                                            2,867                   15,243                  18,110
                                                               -------------------    ---------------------    --------------------

  Hamilton Southeastern, School Building Corp., 4.25%,                          -                      236                     236



            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT              PRO FORMA
              MMF                      MMF                   COMBINED
           PRINCIPAL                PRINCIPAL               PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES           AMOUNT/SHARES                               DESCRIPTION
      ---------------------    --------------------  ---------------------    -----------------------------------------------------

      IOWA  (2.4%):
                                          5,000             5,000          Iowa Finance Authority Revenue, Series B, Wheaton
                                                                           Franciscan, 3.30%*, 8/15/24, MBIA

      KANSAS  (0.0%):
                                            100               100          Shawnee County, Series A, 7.00%, 9/1/99, GO

      KENTUCKY  (0.5%):
                     1,000                                  1,000          Kentucky Asset/Liability Revenue, 4.25%, 6/28/00

      LOUISIANA  (0.3%):
                       525                                    525          Louisiana State Gas & Fuels Tax Revenue, 3.35%, 11/15/99

      MARYLAND  (0.5%):
                     1,000                                  1,000          Montgomery County, GO, 5.80%, 10/1/99
                                             50                50          Prince Georges County, Series A, Construction Public
                                                                           Improvement, 4.90%, 9/1/99, MBIA, GO



      MASSACHUSETTS  (4.3%):
                       500                                    500          Boston Water & Sewer Common Revenue, 7.10%, 11/01/19,
                                                                           Prerefunded 11/1/99 @ 102, LOC: US Government Securities
                                          2,278             2,278          Dedham, 3.75%, 10/8/99
                                          5,300             5,300          Greenfield, 3.50%, 1/14/00
                       300                                    300          Hingham, 5.50, 10/15/99
                       500                                    500          Massachusetts State Convention Center Authority, 6.00%,
                                                                           9/1/99




      MICHIGAN  (0.1%):
                                            125               125          Macomb County Transportation Funding Notes, 6.50%,
                                             25                25          Marquette Electric Utility Revenue, 4.80%, 7/1/00, AMBAC



      MISSISSIPPI  (0.1%):
                                            250               250          Mississippi Higher Education, Series B, 6.00%, 1/1/00

      NEBRASKA  (0.6%):
                                            250               250          American Public Energy Agency, Series A, Nebraska Gas
                                                                           Supply, 3.35%, 6/1/00, AMBAC
                                            990               990          Nebraska Public Power Revenue, 4.50%, 1/1/00



      NEVADA  (0.0%):
                                             25                25          Washoe County, Reno Sparks Convention/Visitor, 7.10%,
                                                                           7/1/07, Prerefunded 7/1/00 @ 102, AMBAC

      NEW HAMPSHIRE  (5.1%):
                                            130               130          Hudson School District, Lot C, 7.25%, 12/15/99
                                          2,000             2,000          Nashua, 3.50%, 12/10/99
                     2,000                                  2,000          New Hampshire State Capital Appreciation, College
                                                                            Savings Bond Program, 0.00%, 8/1/99
                                          2,150             2,150          Salem, 3.75%, 12/16/99, GO
                                          4,200             4,200          Strafford, 3.60%, 12/31/99, GO




      NEW YORK  (4.1%):
                                          2,500             2,500          Arlington Central School District, 3.88%, 11/9/99, GO
                       450                                    450          New York City Transitional Finance Authority Revenue,
                                                                           4.00%, 8/15/99




                                                                         AMSOUTH                   ISG
                                                                       TAX-EXEMPT              TAX-EXEMPT               PRO FORMA
                                                                          MMF                     MMF                   COMBINED
                                                                       AMORTIZED               AMORTIZED                AMORTIZED
                           DESCRIPTION                                   COST                    COST                    COST
   --------------------------------------------------------------------------------  ---------------------    --------------------


Iowa Finance Authority Revenue, Series B, Wheaton                              -                    5,000                   5,000
Franciscan, 3.30%*, 8/15/24, MBIA                             -------------------    ---------------------    --------------------


Shawnee County, Series A, 7.00%, 9/1/99, GO                                    -                      100                     100
                                                              -------------------    ---------------------    --------------------

Kentucky Asset/Liability Revenue, 4.25%, 6/28/00                           1,008                        -                   1,008
                                                              -------------------    ---------------------    --------------------

Louisiana State Gas & Fuels Tax Revenue, 3.35%, 11/15/99                     525                        -                     525
                                                              -------------------    ---------------------    --------------------

Montgomery County, GO, 5.80%, 10/1/99                                      1,005                                            1,005
Prince Georges County, Series A, Construction Public                                                   50                      50
Improvement, 4.90%, 9/1/99, MBIA, GO
                                                              -------------------    ---------------------    --------------------
                                                                           1,005                       50                   1,055
                                                              -------------------    ---------------------    --------------------

Boston Water & Sewer Common Revenue, 7.10%, 11/01/19,                        516                                              516
Prerefunded 11/1/99 @ 102, LOC: US Government Securities
Dedham, 3.75%, 10/8/99                                                                              2,280                   2,280
Greenfield, 3.50%, 1/14/00                                                                          5,305                   5,305
Hingham, 5.50, 10/15/99                                                      301                                              301
Massachusetts State Convention Center Authority, 6.00%,                      501                                              501
9/1/99
                                                              -------------------    ---------------------    --------------------
                                                                           1,318                    7,585                   8,903
                                                              -------------------    ---------------------    --------------------

Macomb County Transportation Funding Notes, 6.50%,                                                    125                     125
Marquette Electric Utility Revenue, 4.80%, 7/1/00, AMBAC                                               25                      25
                                                              -------------------    ---------------------    --------------------
                                                                               -                      150                     150
                                                              -------------------    ---------------------    --------------------

Mississippi Higher Education, Series B, 6.00%, 1/1/00                          -                      253                     253
                                                              -------------------    ---------------------    --------------------

American Public Energy Agency, Series A, Nebraska Gas                                                 249                     249
Supply, 3.35%, 6/1/00, AMBAC
Nebraska Public Power Revenue, 4.50%, 1/1/00                                                          994                     994
                                                              -------------------    ---------------------    --------------------
                                                                               -                    1,243                   1,243
                                                              -------------------    ---------------------    --------------------

Washoe County, Reno Sparks Convention/Visitor, 7.10%,                          -                       26                      26
7/1/07, Prerefunded 7/1/00 @ 102, AMBAC                       -------------------    ---------------------    --------------------


Hudson School District, Lot C, 7.25%, 12/15/99                                                        131                     131
Nashua, 3.50%, 12/10/99                                                                             2,001                   2,001
New Hampshire State Capital Appreciation, College                   2,000                                            2,000
 Savings Bond Program, 0.00%, 8/1/99
Salem, 3.75%, 12/16/99, GO                                                                          2,152                   2,152
Strafford, 3.60%, 12/31/99, GO                                                                      4,203                   4,203
                                                              -------------------    ---------------------    --------------------
                                                                           2,000                    8,487                  10,487
                                                              -------------------    ---------------------    --------------------

Arlington Central School District, 3.88%, 11/9/99, GO                                               2,503                   2,503
New York City Transitional Finance Authority Revenue,                        450                                              450
4.00%, 8/15/99


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT           PRO FORMA
              MMF                      MMF               COMBINED
           PRINCIPAL                PRINCIPAL           PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES       AMOUNT/SHARES                               DESCRIPTION
      ---------------------    --------------------- ---------------    -----------------------------------------------------------
                                                                        4.00%, 8/15/99
                                         20                 20          New York City, Series B, 7.50%, 10/1/11, Prerefunded
                                                                        10/1/99 @ 101.50, GO
                                        250                250          New York State Dorm Authority, Series B, 4.80%, 5/15/00
                                      5,000              5,000          New York, Series F-3, 3.30%*, 2/15/13, GO
                                        100                100          Suffock County, Series B, 4.50%, 10/15/99, AMBAC




      NORTH CAROLINA  (0.2%):
                                        155                155          Clinton, 4.00%, 6/1/00, GO
                       250                                 250          Stokes County, 4.80%, 6/1/00, LOC: FGIC




      OHIO  (3.6%):
                                      1,000              1,000          Columbus Sewer Revenue, 5.70%, 6/1/00
                     1,500                               1,500          Cuyahoga County, 6.70%, 10/1/10, Prerefunded 10/1/99 @
                                                                        102, LOC: US Government Securities
                                      3,425              3,425          Dayton Water System Revenue, 3.50%,12/1/99
                                        700                700          Ohio Air Quality Development Authority Revenue, Mead
                                                                        Corp., 3.80%*, 10/1/01
                       625                                 625          Ottawa County, 4.25%, 9/1/99, LOC: MBIA




      OKLAHOMA  (2.0%):
                                        750                750          Broken Arrow, 7.00%, 7/1/00, GO
                                        610                610          Cleveland County Independent School District, 7.40%,
                                                                        4/1/00, GO
                     1,100                               1,100          Oklahoma City, 4.65%, 8/1/99
                                      1,555              1,555          Oklahoma County Independent School District #12, Series
                                                                        B, 4.50-6.20%, 7/1/00, GO




      PENNSYLVANIA  (4.8%):
                                      5,000              5,000          Allegheny County Hospital Development Authority, St.
                                                                        Francis Medical Center, 3.65%*, 11/1/27
                                         50                 50          Derry Township School District, 6.20%, 9/1/13. Prerefunded
                                                                        3/1/00 @ 100, AMBAC
                     1,000                               1,000          Lehigh County Purpose Authority Revenue, 8.75%, 11/1/14,
                                                                        Prerefunded 11/1/99 @ 102, LOC: US Treasury Obligation
                                         25                 25          Mahheim Township School District, 4.50%, 6/1/00, FGIC, GO
                     1,000                               1,000          Pennsylvania State Turnpike Commission Turnpike
                                                                        Revenue, 7.63%, 12/1/09, Prerefunded 12/1/99 @ 102
                                      2,000              2,000          Pennsylvania Housing Finance Agency, Rental Housing,
                                                                        5.40%, 1/1/00, FNMA COLL
                                         25                 25          Perkiomen Valley School District, 4.35%, 3/1/00, AMBAC,
                       600                                 600          Philadelphia, School District, 4.00%, 6/30/00, LOC: Mellon
                                                                        Bank
                                         25                 25          Westmorland County Municipal Authority Revenue, 7.25%,
                                                                        7/1/15, Prerefunded 7/1/00 @ 100, MBIA




      RHODE ISLAND  (0.5%):
                     1,000                               1,000          Rhode Island State Construction Capital Development Loan,
                                                                        Series A, 4.25% 9/1/99, LOC: FGIC



                                                                      AMSOUTH                   ISG
                                                                     TAX-EXEMPT              TAX-EXEMPT               PRO FORMA
                                                                        MMF                     MMF                   COMBINED
                                                                     AMORTIZED               AMORTIZED                AMORTIZED
                          DESCRIPTION                                  COST                    COST                    COST
-------------------------------------------------------------------------------  ---------------------    -----------------------
4.00%, 8/15/99
New York City, Series B, 7.50%, 10/1/11, Prerefunded                                                  20                      20
10/1/99 @ 101.50, GO
New York State Dorm Authority, Series B, 4.80%, 5/15/00                                              253                     253
New York, Series F-3, 3.30%*, 2/15/13, GO                                                          5,001                   5,001
Suffock County, Series B, 4.50%, 10/15/99, AMBAC                                                     100                     100
                                                                 ---------------    ---------------------    --------------------
                                                                            450                    7,877                   8,327
                                                                 ---------------    ---------------------    --------------------

Clinton, 4.00%, 6/1/00, GO                                                                           155                     155
Stokes County, 4.80%, 6/1/00, LOC: FGIC                                     252                                              252
                                                                 ---------------    ---------------------    --------------------
                                                                            252                      155                     407
                                                                 ---------------    ---------------------    --------------------

Columbus Sewer Revenue, 5.70%, 6/1/00                                                              1,020                   1,020
Cuyahoga County, 6.70%, 10/1/10, Prerefunded 10/1/99 @                    1,539                                            1,539
102, LOC: US Government Securities
Dayton Water System Revenue, 3.50%,12/1/99                                                         3,427                   3,427
Ohio Air Quality Development Authority Revenue, Mead                                                 700                     700
Corp., 3.80%*, 10/1/01
Ottawa County, 4.25%, 9/1/99, LOC: MBIA                                     625                                              625
                                                                 ---------------    ---------------------    --------------------
                                                                          2,164                    5,147                   7,311
                                                                 ---------------    ---------------------    --------------------

Broken Arrow, 7.00%, 7/1/00, GO                                                                      772                     772
Cleveland County Independent School District, 7.40%,                                                 625                     625
4/1/00, GO
Oklahoma City, 4.65%, 8/1/99                                              1,100                                            1,100
Oklahoma County Independent School District #12, Series                                            1,583                   1,583
B, 4.50-6.20%, 7/1/00, GO
                                                                 ---------------    ---------------------    --------------------
                                                                          1,100                    2,980                   4,080
                                                                 ---------------    ---------------------    --------------------

Allegheny County Hospital Development Authority, St.                                               4,999                   4,999
Francis Medical Center, 3.65%*, 11/1/27
Derry Township School District, 6.20%, 9/1/13. Prerefunded                                            51                      51
3/1/00 @ 100, AMBAC
Lehigh County Purpose Authority Revenue, 8.75%, 11/1/14,                  1,034                                            1,034
Prerefunded 11/1/99 @ 102, LOC: US Treasury Obligation
Mahheim Township School District, 4.50%, 6/1/00, FGIC, GO                                             25                      25
Pennsylvania State Turnpike Commission Turnpike                           1,035                                            1,035
Revenue, 7.63%, 12/1/09, Prerefunded 12/1/99 @ 102
Pennsylvania Housing Finance Agency, Rental Housing,                                               2,017                   2,017
5.40%, 1/1/00, FNMA COLL
Perkiomen Valley School District, 4.35%, 3/1/00, AMBAC,                                               25                      25
Philadelphia, School District, 4.00%, 6/30/00, LOC: Mellon                  603                                              603
Bank
Westmorland County Municipal Authority Revenue, 7.25%,                                                26                      26
7/1/15, Prerefunded 7/1/00 @ 100, MBIA
                                                                 ---------------    ---------------------    --------------------
                                                                          2,672                    7,143                   9,815
                                                                 ---------------    ---------------------    --------------------

Rhode Island State Construction Capital Development Loan,                 1,001                        -                   1,001
Series A, 4.25% 9/1/99, LOC: FGIC                                ---------------    ---------------------    --------------------



            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT             PRO FORMA
              MMF                      MMF                  COMBINED
           PRINCIPAL                PRINCIPAL              PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES          AMOUNT/SHARES                           DESCRIPTION
      ---------------------    ---------------------  ----------------   ----------------------------------------------------------

      SOUTH CAROLINA  (0.3%):
                                          20                 20          Oconee County School District, 5.50%, 1/1/00, MBIA
                       665                                  665          South Carolina State Capital Improvement, Series B, 5.60%,
                                                                         3/1/00



      TENNESSEE  (7.1%):
                                       2,245              2,245          Knox County Health & Hospital Facilities, Baptist Health
                                                                         System, 5.00%, 4/15/00, AMBAC
                                          25                 25          Knox County Hospital Facilities Revenue, Series A, Mercy
                                                                         Health System, 7.60%, 9/1/19, Prerefunded 9/1/99 @ 102,
                                                                         AMBAC
                                          25                 25          Knox County Hospital Facilities Revenue, Series C, Fort
                                                                         Sanders Alliance Obligation, 7.00, 1/1/08, Prerefunded
                                                                         1/1/00 @ 102, MBIA
                     1,000                                1,000          Metro Government Nashville & Davidson Public
                                                                         Improvement, Series A, 4.60%, 11/15/99
                                          40                 40          Metropolitan Government Nashville & Davidson, County,
                                                                         Series C, Airport Revenue 5.90%, 7/1/00, FGIC
                                          30                 30          Metropolitan Government Nashville & Davidson, County,
                                                                         4.63%, 5/15/00
                                       5,000              5,000          Metropolitan Government, Nashville & Davidson County,
                                                                         Country Music Hall of Fame, 3.65%*, 6/1/22
                                          40                 40          Rhea County, 5.25%, 3/1/00, AMBAC, GO
                                       5,000              5,000          Sevier County Public Building Authority, Local Public
                                                                         Improvement, 4.00%*, 6/1/25
                     1,000                                1,000          Sullivan County, Health Education & Housing, 7.20%,
                                                                         2/15/00, LOC: MBIA



      TEXAS  (1.7%):
                       500                                  500          Dallas Water Works & Sewer Revenue, 5.90%, 10/1/99
                                          80                 80          Houston Water & Sewer System Revenue, Series C, Jr. Lien,
                                                                          5.90%, 12/1/99, MBIA-IBC
                                         435                435          Hurst Bedford Independent School District, 6.60%, 8/15/05,
                                                                         Prerefunded 8/15/99 @ 102
                     1,000                                1,000          Irving Independent School District GO, 4.50%, 8/15/99
                                         300                300          Lone Star Texas Airport Improvement Authority, Series A-5,
                                                                         Multiple Mode, 3.85%*, 12/1/14
                                         400                400          Lone Star Texas Airport Improvement Authority, Series B-1,
                                                                         Multiple Mode, 3.85%*, 12/1/14
                                          25                 25          San Antonio Certificates of Obligation, 6.80%, 8/1/06,
                                                                         Prerefunded 8/1/99 @ 100, GO
                                         100                100          San Antonio Certificates of Obligation, 7.75%, 8/1/99, GO
                                         700                700          Texas State Public Finance Authority, Series D, 6.60%,
                                                                         10/1/03 Prerefunded 10/1/99 @ 100




      VIRGINIA  (0.7%):
                                       1,000              1,000          Arlington Count, 5.50%, 6/1/00, GO
                       355                                  355          James City County, 6.40%, 12/15/99, LOC: FGIC





                                                                                AMSOUTH                ISG
                                                                                TAX-EXEMPT           TAX-EXEMPT     P RO FORMA
                                                                                   MMF                  MMF           COMBINED
                                                                                AMORTIZED            AMORTIZED        AMORTIZED
                           DESCRIPTION                                             COST                 COST           COST
-----------------------------------------------------------         ---------------------    ----------------  -----------------


   Oconee County School District, 5.50%, 1/1/00, MBIA                                                      20                  20
   South Carolina State Capital Improvement, Series B, 5.60%,                    673                                          673
   3/1/00
                                                                      ---------------    ---------------------    ----------------
                                                                                 673                       20                 693
                                                                      ---------------    ---------------------    ----------------

   Knox County Health & Hospital Facilities, Baptist Health                                             2,270               2,270
   System, 5.00%, 4/15/00, AMBAC
   Knox County Hospital Facilities Revenue, Series A, Mercy                                                26                  26
   Health System, 7.60%, 9/1/19, Prerefunded 9/1/99 @ 102,
   AMBAC
   Knox County Hospital Facilities Revenue, Series C, Fort                                                 26                  26
   Sanders Alliance Obligation, 7.00, 1/1/08, Prerefunded
   1/1/00 @ 102, MBIA
   Metro Government Nashville & Davidson Public                                1,004                                        1,004
   Improvement, Series A, 4.60%, 11/15/99
   Metropolitan Government Nashville & Davidson, County,                                                   41                  41
   Series C, Airport Revenue 5.90%, 7/1/00, FGIC
   Metropolitan Government Nashville & Davidson, County,                                                   30                  30
   4.63%, 5/15/00
   Metropolitan Government, Nashville & Davidson County,                                                5,000               5,000
   Country Music Hall of Fame, 3.65%*, 6/1/22
   Rhea County, 5.25%, 3/1/00, AMBAC, GO                                                                   40                  40
   Sevier County Public Building Authority, Local Public                                                5,000               5,000
   Improvement, 4.00%*, 6/1/25
   Sullivan County, Health Education & Housing, 7.20%,                         1,040                                        1,040
   2/15/00, LOC: MBIA
                                                                      ---------------    ---------------------    ----------------
                                                                               2,044                   12,433              14,477
                                                                      ---------------    ---------------------    ----------------

   Dallas Water Works & Sewer Revenue, 5.90%, 10/1/99                            502                                          502
   Houston Water & Sewer System Revenue, Series C, Jr. Lien,                                               80                  80
    5.90%, 12/1/99, MBIA-IBC
   Hurst Bedford Independent School District, 6.60%, 8/15/05,                                             444                 444
   Prerefunded 8/15/99 @ 102
   Irving Independent School District GO, 4.50%, 8/15/99                       1,001                                        1,001
   Lone Star Texas Airport Improvement Authority, Series A-5,                                             300                 300
   Multiple Mode, 3.85%*, 12/1/14
   Lone Star Texas Airport Improvement Authority, Series B-1,                                             400                 400
   Multiple Mode, 3.85%*, 12/1/14
   San Antonio Certificates of Obligation, 6.80%, 8/1/06,                                                  25                  25
   Prerefunded 8/1/99 @ 100, GO
   San Antonio Certificates of Obligation, 7.75%, 8/1/99, GO                                              100                 100
   Texas State Public Finance Authority, Series D, 6.60%,                                                 704                 704
   10/1/03 Prerefunded 10/1/99 @ 100
                                                                      ---------------    ---------------------    ----------------
                                                                               1,503                    2,053               3,556
                                                                      ---------------    ---------------------    ----------------

   Arlington Count, 5.50%, 6/1/00, GO                                                                   1,019               1,019
   James City County, 6.40%, 12/15/99, LOC: FGIC                                 359                                          359
                                                                      ---------------    ---------------------    ----------------
                                                                                 359                    1,019               1,378
                                                                      ---------------    ---------------------    ----------------


            AMSOUTH                    ISG
           TAX-EXEMPT               TAX-EXEMPT          PRO FORMA
              MMF                      MMF               COMBINED
           PRINCIPAL                PRINCIPAL           PRINCIPAL
         AMOUNT/SHARES            AMOUNT/SHARES       AMOUNT/SHARES                         DESCRIPTION
      ---------------------    ---------------------  --------------------- ------------------------------------------------------
      WASHINGTON  (5.1%):
                       500                                500          King County, GO, 4.70% 10/1/99
                       435                                435          Richland Electric Revenue, 5.30% 11/1/99
                                        1,000           1,000          Snohomish County Public Utility, 6.40%, 1/1/00
                                          100             100          Snohomish Water & Sewer, 4.45%, 11/1/99, FSA
                                        1,750           1,750          Spokane Revenue Anticipation Note, 3.50%, 1/31/00
                                          500             500          Tacoma Electric System Revenue, 7.30%, 1/1/00
                                        1,000           1,000          Washington State Public Power Supply, Series B, Project 3
                                                                        7.25%, 7/1/15, Prerefunded 1/1/00 @ 102
                                           30              30          Washington State Public Power Supply, Series B, 7.50%,
                                                                       7/1/18, Prerefunded 7/1/00 @ 102
                                           50              50          Washington State Public Water Supply, 5.10%, 7/1/00
                                        5,000           5,000          Washington State, Series VR 96B, 3.40%*, 6/1/20, GO




      WEST VIRGINIA  (0.7%):
                       500                                500          West Virginia State Hospital Finance  Authority, 7.00%,
                                                                       8/1/04, Prerefunded 8/1/99 @ 102, LOC: FSA
                     1,000                              1,000          West Virginia State, State Road, 3.50%, 6/1/00




      WISCONSIN  (0.8%):
                                          100             100          Madison Waterworks Management, 6.80%, 1/1/00
                                           30              30          Wisconsin State Health & Educational Facilities Authority
                                                                       Revenue, Series B, SSM Healthcare Projects, 7.00%, 6/1/20
                                                                        Prerefunded 6/1/00 @ 102, MBIA
                                        1,500           1,500          Wisconsin State Transportation Revenue, 4.10%, 7/1/00




      WYOMING  (0.3%):
                                          600             600          Lincoln County PCR, Series C, Exxon Co. Project, 3.80%*,
                                                                       11/1/14


                                                                                                         TOTAL MUNICIPAL BONDS

INVESTMENT COMPANIES  (5.3%):
                                    5,093,044       5,093,044          Aim Tax Free Money Market
                                          100             100          Bank Of New York Cash Reserve Money Market Fund
                                        1,000           1,000          Dreyfus Tax Free Money Market
                 4,012,917                          4,012,917          Federated Tax-Free Fund
                 1,890,596                          1,890,596          Goldman Sachs Tax-Free Fund

                                                                                                    TOTAL INVESTMENT COMPANIES





                                                                                                     TOTAL (COST $206,704) (a)





                                                                      AMSOUTH                   ISG
                                                                     TAX-EXEMPT              TAX-EXEMPT               PRO FORMA
                                                                        MMF                     MMF                   COMBINED
                                                                     AMORTIZED               AMORTIZED                AMORTIZED
                           DESCRIPTION                                  COST                    COST                    COST
---------------------------------------------------------------------------------  ---------------------    --------------------

 King County, GO, 4.70% 10/1/99                                              501                                              501
 Richland Electric Revenue, 5.30% 11/1/99                                    437                                              437
 Snohomish County Public Utility, 6.40%, 1/1/00                                                     1,012                   1,012
 Snohomish Water & Sewer, 4.45%, 11/1/99, FSA                                                         100                     100
 Spokane Revenue Anticipation Note, 3.50%, 1/31/00                                                  1,750                   1,750
 Tacoma Electric System Revenue, 7.30%, 1/1/00                                                        508                     508
 Washington State Public Power Supply, Series B, Project 3                                          1,035                   1,035
  7.25%, 7/1/15, Prerefunded 1/1/00 @ 102
 Washington State Public Power Supply, Series B, 7.50%,                                                32                      32
 7/1/18, Prerefunded 7/1/00 @ 102
 Washington State Public Water Supply, 5.10%, 7/1/00                                                   50                      50
 Washington State, Series VR 96B, 3.40%*, 6/1/20, GO                                                5,001                   5,001
                                                              -------------------    ---------------------    --------------------
                                                                             938                    9,488                  10,426
                                                              -------------------    ---------------------    --------------------

 West Virginia State Hospital Finance  Authority, 7.00%,                     510                                              510
 8/1/04, Prerefunded 8/1/99 @ 102, LOC: FSA
 West Virginia State, State Road, 3.50%, 6/1/00                            1,000                                            1,000
                                                              -------------------    ---------------------    --------------------
                                                                           1,510                        -                   1,510
                                                              -------------------    ---------------------    --------------------

 Madison Waterworks Management, 6.80%, 1/1/00                                                         101                     101
 Wisconsin State Health & Educational Facilities Authority                                             31                      31
 Revenue, Series B, SSM Healthcare Projects, 7.00%, 6/1/20
  Prerefunded 6/1/00 @ 102, MBIA
 Wisconsin State Transportation Revenue, 4.10%, 7/1/00                                              1,509                   1,509
                                                              -------------------    ---------------------    --------------------
                                                                               -                    1,641                   1,641
                                                              -------------------    ---------------------    --------------------

 Lincoln County PCR, Series C, Exxon Co. Project, 3.80%*,                      -                      600                     600
 11/1/14                                                      -------------------    ---------------------    --------------------

                                                              -------------------    ---------------------    --------------------
                                   TOTAL MUNICIPAL BONDS                 $ 35,404                $ 100,472                $135,876
                                                              -------------------    ---------------------    --------------------

 Aim Tax Free Money Market                                                                          5,093                   5,093
 Bank Of New York Cash Reserve Money Market Fund                                                      ***                     ***
 Dreyfus Tax Free Money Market                                                                          1                       1
 Federated Tax-Free Fund                                                   4,013                                            4,013
 Goldman Sachs Tax-Free Fund                                               1,891                                            1,891
                                                              -------------------    ---------------------    --------------------
                              TOTAL INVESTMENT COMPANIES                 $ 5,904                  $ 5,094                $ 10,998
                                                              -------------------    ---------------------    --------------------



                                                              -------------------    ---------------------    --------------------
                               TOTAL (COST $206,704) (a)                 $ 96,133                $ 110,571                $206,704
                                                              -------------------    ---------------------    --------------------



-----------------------

PERCENTAGES INDICATED ARE BASED ON NET ASSETS OF $204,829.
               (a) Cost for federal income tax and financial reporting purposes are the same.
                *  Variable rate security. Rate presented represents rate in effect at
                   July 31, 1999. Date presented reflects next rate change date.
               **  Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.
               *** Amount is less than one thousand dollars.

               AMBAC - Insured by AMBAC Indemnity Corp.
               FGIC - Insured by Financial Guaranty Insurance Corp.
               FNMA - Insured by Federal National Mortgage Assoc.
               FSA - Insured by Financial Security Assoc.
               GO - General Obligation
               LOC - Letter of Credit
               MBIA - Insured by Municipal Bond Insurance Assoc.
               PCR - Pollution Control Revenue

                                     B-113

                                  AMSOUTH FUNDS

                       REGISTRATION STATEMENT ON FORM N-14

PART C.  OTHER INFORMATION

Item 15.          Indemnification

         The information required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 30 (filed October 1, 1999) to Registrant's Registration Statement on Form N-1A (File No. 33-21660) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-5551).

Item 16.          Exhibits
--------          --------

         (1)      (a)      Amended Declaration of Trust, dated as of June 25, 1993 and filed on
                           August 19, 1993, is incorporated by reference to Post-Effective
                           Amendment No. 11 to Registrant's Registration Statement on Form
                           N-1A.

         (2) (a) Bylaws -- incorporated by reference to Registrant's Registration Statement on Form N-1A.

         (2)      (b)      Amendment No. 1 to Bylaws incorporated by reference to Post-Effective
                           Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

         (3)               Not applicable.

         (4)               Form of Agreement and Plan of Reorganization is filed herewith.

         (5)      (a)      Rights of Shareholders

                  The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                                   ARTICLE III

                  No Preemptive Rights

                  Section 4. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

                   Status of Shares and Limitation of Personal Liability

                  Section 5. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

                                   ARTICLE IV
                                  The Trustees

                  Election

                  Section 1. There shall initially be one Trustee who shall be Stephen G. Mintos. The number of Trustees shall be as provided in the Bylaws or as fixed from to time by the Trustees. The shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and the election and qualification of his successor. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust, to each other Trustee or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his resignation or removal, or any right to damages on account of such removal.

                  Advisory, Management and Distribution

                  Section 6. The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or: management services with any corporation, trust, association or other organization (the "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may provide for one or more Sub-advisers who shall perform all or part of the obligations of the Manager under such Contract and may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.

                  The fact that:

                  (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any corporation, trust, association, or other organization, or of or for any parent or affiliate of any organization, with which an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

                  (ii) any corporation, trust, association or other organization with which an advisory or management contract or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made also has an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

                                    ARTICLE V
                    Shareholders' Voting Powers and Meetings

                  Shareholders shall have such power to vote as is provided for in, and may hold meetings and take actions pursuant to the provisions of the Bylaws.

                                  ARTICLE VIII
                                 Indemnification

                  Shareholders

                  Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense, arising from such liability, but only out of the assets, of the particular series of Shares of which he or she is or was a Shareholder.

                                   ARTICLE IX
                                  Miscellaneous

                  Trustees, Shareholders, etc.  Not Personally Liable; Notice

                  Section 1. All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

                  Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.

                  Duration and Termination of Trust

                  Section 4. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the vote of Shareholders holding at least a majority of the Shares of each series entitled to vote or by the Trustees by written notice to the Shareholders. Any series of Shares may be terminated at any time by vote of Shareholders holding at least a majority of the Shares of such series entitled to vote or by the Trustees by written notice to the Shareholders of such series.

                  Upon termination of the Trust or of any one or more series of Shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular series as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the series involved, ratably according to the number of Shares of such series held by the several Shareholders of such series on the date of termination.

                  Amendments

                  Section 7. This Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares of each series entitled to vote, except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing, or eliminating the par value of the shares or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

                  The following portions of Registrant's Bylaws incorporated as Exhibit (b) hereto, define the rights of Shareholders:

                                   ARTICLE 11
                    Shareholders' Voting Powers and Meetings

                  11.1 Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1 of the Declaration of

                  Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, (ii) with respect to any Manager or Sub-Adviser as provided in Article IV, Section 6 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any termination of this Trust to the extent and as provided in
                  Article IX, Section 4 of the Declaration of Trust, (iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section 7 of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust , these Bylaws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. The Shareholders of any particular series shall not be entitled to vote on any matters as to which such series is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series are affected or as required by law, all of the Shares of each series shall, on matters as to which it is entitled to vote, vote with other series so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such series, separately. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by shareholders.

                  11.2 Voting and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust and for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the

                  Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of Trust or these Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

                  11.3 Quorum and Required Vote. A majority of Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that holders of any series shall vote as a series, then a majority of the aggregate number of Shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or the Declaration of Trust or these Bylaws, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any series shall vote as a series, then a majority of the Shares of that series voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that series is concerned.

                  11.4 Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                  11.5 Record Dates. For the purposes of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distributions, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all of any part of such period.

         (6)      (a)      Investment Advisory Agreement dated as of August
                           1, 1988 between the Registrant and AmSouth Bank N.A.
                           -- incorporated by reference to Post-Effective
                           Amendment No. 1 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (6)      (b)      Amendment No. 1 dated as of December 5, 1989 to
                           Investment Advisory Agreement dated as of August 1,
                           1988 between the Registrant and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment
                           No. 4 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (6)      (c)      Form of Amended Schedule A dated September 15,
                           1998 to the Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth
                           Bank, N.A. is incorporated by reference to Exhibit
                           5(c) of Post-Effective Amendment No. 28 to the
                           Registrant's Registration Statement filed on
                           September 24, 1998 on Form N-1A (File
                           No. 33-21660).

         (6)      (d)      Form of Amended Schedule A to the Investment
                           Advisory Agreement between the Registrant and AmSouth
                           Bank, N.A. -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1,
                           1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33- 21660).

         (6)      (e)      Investment Advisory Agreement between the Group
                           and AmSouth Bank N.A. dated as of January 20, 1989 with respect to The ASO Outlook Group Limited
                           Maturity Fund -- incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (6)      (f)      Amendment No. 1 dated as of December 5, 1989 to
                           the Investment Advisory Agreement dated as of January
                           20, 1989 between the Registrant and AmSouth Bank,
                           N.A. -- incorporated by reference to Post-Effective
                           Amendment No. 4 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (6)      (g)      Investment Sub-Advisory Agreement dated as of
                           March 12, 1997 between AmSouth Bank and Rockhaven
                           Asset Management -- incorporated by reference to
                           Exhibit 5(f) to Post-Effective Amendment

                           No. 23 to the Registrant's Registration Statement filed on July 3, 1997 on Form N-1A (File No. 33-21660).

         (6)      (h)      Investment Sub-Advisory Agreement dated July 31,
                           1997 between AmSouth Bank and Peachtree Asset
                           Management -- incorporated by reference to Exhibit
                           5(g) to Post-Effective Amendment No. 25 to the
                           Registrant's Registration Statement filed on November
                           26, 1997 on Form N-1A (File No. 33-21660).

         (6)      (i)      Investment Sub-Advisory Agreement dated as of
                           March 2, 1998 between AmSouth Bank and Sawgrass Asset
                           Management, LLC -- incorporated by reference to
                           Exhibit 5(h) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May
                           22, 1998 on Form N-1A (File No. 33-21660).

         (6)      (j)      Investment Sub-Advisory Agreement dated September
                           1, 1998 between AmSouth Bank and OakBrook
                           Investments, LLC is incorporated by reference to
                           Exhibit 5(i) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (6)      (k)      Form of the Investment Sub-Advisory Agreement
                           between AmSouth Bank and Lazard Asset Management -- incorporated by reference to Post-Effective Amendment
                           No. 30 filed on October 1, 1999 to the Registrant's
                           Registration Statement on Form N-1A (File No. 33-
                           21660).

         (6)      (l)      Form of the Investment Sub-Advisory Agreement
                           between AmSouth Bank and Bennett Lawrence Management
                           -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33- 21660).

         (7)      (a)      Distribution Agreement dated as of July 16, 1997
                           between the Registrant and BISYS Fund Services,
                           Limited Partnership is incorporated by reference to
                           Exhibit 6(a) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on August 27, 1997 on Form N-1A (File No. 33-21660).

         (7)      (b)      Form of Amended Schedules A, B, C and D dated
                           September 15, 1998 to the Distribution Agreement between the Registrant and BISYS Fund Services
                           Limited Partnership are incorporated by reference to
                           Exhibit 6(b) of Post-Effective Amendment No. 28 to the Registrant's

                           Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (7)      (c)      Form of Amended Schedules A, B, C and D to the
                           Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership -- incorporated by reference to Post-Effective Amendment
                           No. 30 filed on October 1, 1999 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (7)      (d)      Dealer Agreement between The Winsbury Company and
                           AmSouth Investment Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (7)      (e)      Dealer Agreement between The Winsbury Company and
                           National Financial Services Corporation -- incorporated by reference to Post-Effective
                           Amendment No. 5 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (7)      (f)      Dealer Agreement between The Winsbury Company and
                           AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's
                           Registration Statement on Form N-1A (File No. 33-
                           21660).

         (8)               Not applicable.

         (9)      (a)      Custodian Agreement dated as of April 17, 1997
                           between the Registrant and AmSouth Bank -- incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 23 to the Registrant's
                           Registration Statement filed on July 3, 1997 on Form
                           N-1A (File No. 33-21660).

                  (b) Form of Amended Schedule A dated September 15, 1998 to the Custodian Agreement between the Registrant and AmSouth Bank is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

                  (c) Form of Amended Schedule A to the Custodian Agreement between the Registrant and AmSouth Bank -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

         (10)     (a)      Management and Administration Agreement dated as
                           of April 1, 1996 between the Registrant and ASO
                           Services Company -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (10)     (b)      Form of Amended Schedule A dated September 15,
                           1998 to the Management and Administration Agreement between the Registrant and ASO Services Company is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 28 to the Registrant's
                           Registration Statement filed on September 24, 1998 on
                           Form N-1A (File No. 33-21660).

         (10)     (c)      Form of Amended Schedule A to the Management and
                           Administration Agreement between the Registrant and ASO Services Company -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1,
                           1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (d)      Sub-Administration Agreement between ASO Services
                           Company and AmSouth Bank -- incorporated by reference to Post-Effective Amendment No. 19 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (e)      Form of Amended Schedules A and B dated September
                           15, 1998 to the Sub-Administration Agreement between
                           ASO Services Company and AmSouth Bank are incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 28 to the Registrant's
                           Registration Statement filed on September 24, 1998 on
                           Form N-1A (File No. 33-21660).

         (10)     (f)      Form of Amended Schedules A and B to the
                           Sub-Administration Agreement between ASO Services
                           Company and AmSouth Bank --incorporated by reference to Post-Effective Amendment No. 30 filed on October
                           1, 1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (g)      Sub-Administration Agreement between ASO Services
                           Company and BISYS Fund Services, LP -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (h)      Form of Amended Schedules A and B dated September
                           15, 1998 to the Sub-Administration Agreement between
                           ASO Services Company and BISYS Fund Services Limited
                           Partnership are incorporated by reference to Exhibit 9(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on filed on September 24, 1998 Form N-1A (File No. 33-21660).

         (10)     (i)      Form of Amended Schedules A and B to the
                           Sub-Administration Agreement between ASO Services
                           Company and BISYS Fund Services Limited Partnership
                           -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (j)      Transfer Agency and Shareholder Service Agreement
                           dated as of July 16, 1989, as amended October 3, 1997, between the Registrant and BISYS Fund Services,
                           Inc.-- incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 26 to the Registrant's
                           Registration Statement filed on May 22, 1998 on Form
                           N-1A (File No. 33-21660).

         (10)     (k)      Form of Amended Schedule A dated September 15,
                           1998 to the Transfer Agency and Shareholder Services
                           Agreement between the Registrant and BISYS Fund
                           Services Ohio, Inc. is incorporated by reference to
                           Exhibit 9(h) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (10)     (l)      Form of Amended Schedule A to the Transfer Agency
                           and Shareholder Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc.-- incorporated by reference to Post-Effective Amendment
                           No. 30 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (m)      Amended Schedule D dated September 15, 1998 to
                           the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (10)     (n)      Fund Accounting Agreement dated as of April 1,
                           1996 between the Registrant and BISYS Fund Services,
                           Inc. is incorporated by reference to Post-Effective
                           Amendment No. 19 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (10)     (o)      Shareholder Servicing Plan for AmSouth Funds adopted
                           by the Board of Trustees on December 6, 1995 is incorporated by reference to

                           Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

         (10)     (p)      Amended Schedule I to the Shareholder Servicing
                           Plan -- incorporated by reference to Exhibit 18(d) to Post-Effective Amendment No. 23 to the Registrant's
                           Registration Statement filed on July 3, 1997 on Form
                           N-1A (File No. 33-21660).

         (10)     (q)      Amended Schedule I dated September 15, 1998 to
                           the Shareholder Servicing Plan is incorporated by reference to Exhibit 18(e) of Post-Effective
                           Amendment No. 28 to the Registrant's Registration
                           Statement filed on September 24, 1998 on Form N-1A
                           (File No. 33-21660).

         (10)     (r)      Form of Amended Schedule I to the Shareholder
                           Servicing Plan -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1,
                           1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (s)      Model Shareholder Servicing Agreement for AmSouth
                           Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to
                           Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (11) Opinion of Ropes & Gray -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

         (12)              Not Applicable.

         (13)     (a)      Purchase Agreement between the Registrant and
                           Winsbury Associates incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (13)     (b)      Purchase Agreement between the Registrant and
                           Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment
                           No. 7 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (13)     (c)      Purchase Agreement between the Registrant and
                           Winsbury Associates relating to the Alabama Tax-Free
                           Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33- 21660).

         (13)     (d)      Purchase Agreement between the Registrant and
                           Winsbury Service Corporation relating to the Florida
                           Tax-Free Fund is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (13)     (e)      Distribution and Shareholder Services Plan
                           between the Registrant and BISYS Fund Services, LP, dated as of March 12, 1997, as amended and restated as of March 18, 1998 -- incorporated by reference to
                           Exhibit 18(e) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May
                           22, 1998 on Form N-1A (File No. 33-21660).

         (13)     (f)      Form of Amended Schedule A dated September 15,
                           1998 to the Distribution and Shareholder Services
                           Plan is incorporated by reference to Exhibit 18(h) to Post-Effective Amendment No. 27 to the Registrant's
                           Registration Statement filed on June 17, 1998 on Form
                           N-1A (File No. 33-21660).

         (13)     (g)      Form of Amended Schedule A to the Distribution and
                           Shareholder Services Plan -- incorporated by reference to Post- Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (13)     (h)      Multiple Class Plan for AmSouth Funds adopted by the
                           Board of Trustees on December 6, 1995, as amended and restated as of July 16, 1997 and as of March 17, 1998
                           -- incorporated by reference to Exhibit 18(a) to Post-Effective Amendment No. 26 to the Registrant's
                           Registration Statement filed on May 22, 1998 on Form
                           N-1A (File No. 33-21660).

         (13)     (i)      Amended Schedule I dated September 15, 1998 to
                           the Multiple Class Plan is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (13)     (j)      Form of Amended Schedule I to the Multiple Class
                           Plan -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (14)     (a)      Consent of KPMG LLP is filed herewith.

         (14)     (b)      Consent of PricewaterhouseCoopers LLP is filed
                           herewith.

         (14)     (c)      Consent of Ropes & Gray -- incorporated by
                           reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration
                           Statement on Form N-1 A (File No. 33-21660).

         (15)              Not applicable.

         (16) Executed Powers of Attorney -- incorporated by reference to Post- Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration Statement on Form N-1 A (File No. 33-21660).

         Item 17.          Undertakings

         (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the nineteenth day of November, 1999.

                                                         AmSouth Funds
                                                         Registrant

                                                         _____________________
                                                         *J. David Huber
                                                          Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                Date
---------                                          -----                                ----
*                                                  Chairman                             November 19, 1999
 ----------------------------------------
 J. David Huber

*                                                  Treasurer                            November 19, 1999
 ----------------------------------------
 Charles L. Booth

*                                                  Trustee                              November 19, 1999
 ----------------------------------------
 James H. Woodward, Jr.

*                                                  Trustee                              November 19, 1999
 ----------------------------------------
 Homer H. Turner, Jr.

*                                                  Trustee                              November 19, 1999
 ----------------------------------------
 Wendell D. Cleaver

*                                                  Trustee                              November 19, 1999
 ----------------------------------------
 Dick D. Briggs, Jr.

* By                                                                                    November 19, 1999
    ----------------------------------------
       Alan G. Priest,
       Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the nineteenth day of November, 1999.

                                                         AmSouth Funds
                                                         Registrant

                                                         /s/ J. David Huber
                                                         -------------------
                                                         *J. David Huber
                                                          Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                Date
---------                                          -----                                ----
*/s/ J. David Huber                                Chairman                             November 19, 1999
 -------------------------------
 J. David Huber

*/s/ Charles L. Booth                              Treasurer                            November 19, 1999
 -------------------------------
 Charles L. Booth

*/s/ James H. Woodward, Jr.                        Trustee                              November 19, 1999
 -------------------------------
 James H. Woodward, Jr.

*/s/ Homer H. Turner, Jr.                          Trustee                              November 19, 1999
 -------------------------------
 Homer H. Turner, Jr.

*/s/ Wendell D. Cleaver                            Trustee                              November 19, 1999
 -------------------------------
 Wendell D. Cleaver

*/s/ Dick D. Briggs, Jr.                           Trustee                              November 19, 1999
 -------------------------------
 Dick D. Briggs, Jr.

* By:  /s/ Alan G. Priest                                                               November 19, 1999
 -------------------------------
       Alan G. Priest,
       Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                  EXHIBIT INDEX

EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
(4)                    Form of Agreement and Plan of Reorganization.

(14)          (a)      Consent of KPMG LLP.

(14)          (b)      Consent of PricewaterhouseCoopers LLP.